UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04149

Franklin Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Alabama Tax-Free Income Fund
Class A [FALQX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$92	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin Alabama Tax-Free Income Fund returned 3.83%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in A rated bonds
↑	Overweight to bonds with 20 years to maturity

Top detractors from performance:
↓	Underweight to bonds with five and 10 years to maturity
↓	Security selection in AA rated bonds
↓	Security selection in BBB rated bonds
Franklin Alabama Tax-Free Income Fund	PAGE 1	1164-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	3.83	0.83	1.77
Class A (with sales charge)	-0.07	0.06	1.38
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$171,084,319
Total Number of Portfolio Holdings	101
Total Management Fee Paid	$851,391
Portfolio Turnover Rate	15.17%
Franklin Alabama Tax-Free Income Fund	PAGE 2	1164-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Alabama Tax-Free Income Fund	PAGE 3	1164-ATSR-0426

Franklin Alabama Tax-Free Income Fund
Class A1 [FRALX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$77	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin Alabama Tax-Free Income Fund returned 4.09%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in A rated bonds
↑	Overweight to bonds with 20 years to maturity

Top detractors from performance:
↓	Underweight to bonds with five and 10 years to maturity
↓	Security selection in AA rated bonds
↓	Security selection in BBB rated bonds
Franklin Alabama Tax-Free Income Fund	PAGE 1	164-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A1 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	4.09	1.00	1.87
Class A1 (with sales charge)	0.16	0.24	1.49
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$171,084,319
Total Number of Portfolio Holdings	101
Total Management Fee Paid	$851,391
Portfolio Turnover Rate	15.17%
Franklin Alabama Tax-Free Income Fund	PAGE 2	164-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Alabama Tax-Free Income Fund	PAGE 3	164-ATSR-0426

Franklin Alabama Tax-Free Income Fund
Class C [FALEX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$131	1.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin Alabama Tax-Free Income Fund returned 3.46%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in A rated bonds
↑	Overweight to bonds with 20 years to maturity

Top detractors from performance:
↓	Underweight to bonds with five and 10 years to maturity
↓	Security selection in AA rated bonds
↓	Security selection in BBB rated bonds
Franklin Alabama Tax-Free Income Fund	PAGE 1	264-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	3.46	0.41	1.29
Class C (with sales charge)	2.46	0.41	1.29
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$171,084,319
Total Number of Portfolio Holdings	101
Total Management Fee Paid	$851,391
Portfolio Turnover Rate	15.17%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Alabama Tax-Free Income Fund	PAGE 2	264-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Alabama Tax-Free Income Fund	PAGE 3	264-ATSR-0426

Franklin Alabama Tax-Free Income Fund
Class R6 [FALRX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$63	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin Alabama Tax-Free Income Fund returned 4.12%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in A rated bonds
↑	Overweight to bonds with 20 years to maturity

Top detractors from performance:
↓	Underweight to bonds with five and 10 years to maturity
↓	Security selection in AA rated bonds
↓	Security selection in BBB rated bonds
Franklin Alabama Tax-Free Income Fund	PAGE 1	8164-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	4.12	1.11	1.99
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$171,084,319
Total Number of Portfolio Holdings	101
Total Management Fee Paid	$851,391
Portfolio Turnover Rate	15.17%
Franklin Alabama Tax-Free Income Fund	PAGE 2	8164-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Alabama Tax-Free Income Fund	PAGE 3	8164-ATSR-0426

Franklin Alabama Tax-Free Income Fund
Advisor Class [FALZX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$66	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin Alabama Tax-Free Income Fund returned 4.19%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in A rated bonds
↑	Overweight to bonds with 20 years to maturity

Top detractors from performance:
↓	Underweight to bonds with five and 10 years to maturity
↓	Security selection in AA rated bonds
↓	Security selection in BBB rated bonds
Franklin Alabama Tax-Free Income Fund	PAGE 1	564-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	4.19	1.08	1.97
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Advisor Class shares on 9/15/2016. Returns for periods before 9/15/2016, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$171,084,319
Total Number of Portfolio Holdings	101
Total Management Fee Paid	$851,391
Portfolio Turnover Rate	15.17%
Franklin Alabama Tax-Free Income Fund	PAGE 2	564-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Alabama Tax-Free Income Fund	PAGE 3	564-ATSR-0426

Franklin Arizona Tax-Free Income Fund
Class A [FAZQX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$85	0.83%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin Arizona Tax-Free Income Fund returned 3.79%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 10 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity

Top detractors from performance:
↓	Underweight to bonds with five years to maturity
↓	Security selection in AA rated bonds
↓	Security selection in BBB rated bonds
Franklin Arizona Tax-Free Income Fund	PAGE 1	1126-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	3.79	0.97	1.90
Class A (with sales charge)	-0.11	0.20	1.51
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$609,841,154
Total Number of Portfolio Holdings	158
Total Management Fee Paid	$3,146,546
Portfolio Turnover Rate	17.42%
Franklin Arizona Tax-Free Income Fund	PAGE 2	1126-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Arizona Tax-Free Income Fund	PAGE 3	1126-ATSR-0426

Franklin Arizona Tax-Free Income Fund
Class A1 [FTAZX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$69	0.68%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin Arizona Tax-Free Income Fund returned 3.95%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 10 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity

Top detractors from performance:
↓	Underweight to bonds with five years to maturity
↓	Security selection in AA rated bonds
↓	Security selection in BBB rated bonds
Franklin Arizona Tax-Free Income Fund	PAGE 1	126-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A1 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	3.95	1.13	2.00
Class A1 (with sales charge)	0.09	0.36	1.61
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$609,841,154
Total Number of Portfolio Holdings	158
Total Management Fee Paid	$3,146,546
Portfolio Turnover Rate	17.42%
Franklin Arizona Tax-Free Income Fund	PAGE 2	126-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Arizona Tax-Free Income Fund	PAGE 3	126-ATSR-0426

Franklin Arizona Tax-Free Income Fund
Class C [FAZIX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$124	1.22%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin Arizona Tax-Free Income Fund returned 3.41%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 10 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity

Top detractors from performance:
↓	Underweight to bonds with five years to maturity
↓	Security selection in AA rated bonds
↓	Security selection in BBB rated bonds
Franklin Arizona Tax-Free Income Fund	PAGE 1	226-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	3.41	0.53	1.42
Class C (with sales charge)	2.41	0.53	1.42
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$609,841,154
Total Number of Portfolio Holdings	158
Total Management Fee Paid	$3,146,546
Portfolio Turnover Rate	17.42%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Arizona Tax-Free Income Fund	PAGE 2	226-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Arizona Tax-Free Income Fund	PAGE 3	226-ATSR-0426

Franklin Arizona Tax-Free Income Fund
Class R6 [FAZRX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56	0.55%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin Arizona Tax-Free Income Fund returned 4.08%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 10 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity

Top detractors from performance:
↓	Underweight to bonds with five years to maturity
↓	Security selection in AA rated bonds
↓	Security selection in BBB rated bonds
Franklin Arizona Tax-Free Income Fund	PAGE 1	8126-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	4.08	1.24	2.12
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$609,841,154
Total Number of Portfolio Holdings	158
Total Management Fee Paid	$3,146,546
Portfolio Turnover Rate	17.42%
Franklin Arizona Tax-Free Income Fund	PAGE 2	8126-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Arizona Tax-Free Income Fund	PAGE 3	8126-ATSR-0426

Franklin Arizona Tax-Free Income Fund
Advisor Class [FAZZX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$59	0.58%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin Arizona Tax-Free Income Fund returned 4.04%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 10 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity

Top detractors from performance:
↓	Underweight to bonds with five years to maturity
↓	Security selection in AA rated bonds
↓	Security selection in BBB rated bonds
Franklin Arizona Tax-Free Income Fund	PAGE 1	656-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	4.04	1.20	2.10
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$609,841,154
Total Number of Portfolio Holdings	158
Total Management Fee Paid	$3,146,546
Portfolio Turnover Rate	17.42%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Arizona Tax-Free Income Fund	PAGE 2	656-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Arizona Tax-Free Income Fund	PAGE 3	656-ATSR-0426

Franklin Colorado Tax-Free Income Fund
Class A [FCOQX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$89	0.87%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin Colorado Tax-Free Income Fund returned 4.11%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in AA rated bonds
↓	Overweight to bonds with 30 years to maturity
Franklin Colorado Tax-Free Income Fund	PAGE 1	1127-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	4.11	0.95	1.82
Class A (with sales charge)	0.21	0.18	1.43
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$496,980,852
Total Number of Portfolio Holdings	184
Total Management Fee Paid	$2,433,149
Portfolio Turnover Rate	11.43%
Franklin Colorado Tax-Free Income Fund	PAGE 2	1127-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Colorado Tax-Free Income Fund	PAGE 3	1127-ATSR-0426

Franklin Colorado Tax-Free Income Fund
Class A1 [FRCOX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$74	0.72%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin Colorado Tax-Free Income Fund returned 4.27%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in AA rated bonds
↓	Overweight to bonds with 30 years to maturity
Franklin Colorado Tax-Free Income Fund	PAGE 1	127-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A1 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	4.27	1.10	1.93
Class A1 (with sales charge)	0.38	0.33	1.54
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$496,980,852
Total Number of Portfolio Holdings	184
Total Management Fee Paid	$2,433,149
Portfolio Turnover Rate	11.43%
Franklin Colorado Tax-Free Income Fund	PAGE 2	127-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Colorado Tax-Free Income Fund	PAGE 3	127-ATSR-0426

Franklin Colorado Tax-Free Income Fund
Class C [FCOIX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$128	1.26%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin Colorado Tax-Free Income Fund returned 3.55%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in AA rated bonds
↓	Overweight to bonds with 30 years to maturity
Franklin Colorado Tax-Free Income Fund	PAGE 1	227-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	3.55	0.50	1.35
Class C (with sales charge)	2.55	0.50	1.35
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$496,980,852
Total Number of Portfolio Holdings	184
Total Management Fee Paid	$2,433,149
Portfolio Turnover Rate	11.43%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Colorado Tax-Free Income Fund	PAGE 2	227-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Colorado Tax-Free Income Fund	PAGE 3	227-ATSR-0426

Franklin Colorado Tax-Free Income Fund
Class R6 [FKTLX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$59	0.58%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin Colorado Tax-Free Income Fund returned 4.42%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in AA rated bonds
↓	Overweight to bonds with 30 years to maturity
Franklin Colorado Tax-Free Income Fund	PAGE 1	8127-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	4.42	1.25	2.07
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$496,980,852
Total Number of Portfolio Holdings	184
Total Management Fee Paid	$2,433,149
Portfolio Turnover Rate	11.43%
Franklin Colorado Tax-Free Income Fund	PAGE 2	8127-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Colorado Tax-Free Income Fund	PAGE 3	8127-ATSR-0426

Franklin Colorado Tax-Free Income Fund
Advisor Class [FCOZX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$63	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin Colorado Tax-Free Income Fund returned 4.28%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in AA rated bonds
↓	Overweight to bonds with 30 years to maturity
Franklin Colorado Tax-Free Income Fund	PAGE 1	86-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	4.28	1.20	2.03
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$496,980,852
Total Number of Portfolio Holdings	184
Total Management Fee Paid	$2,433,149
Portfolio Turnover Rate	11.43%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Colorado Tax-Free Income Fund	PAGE 2	86-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Colorado Tax-Free Income Fund	PAGE 3	86-ATSR-0426

Franklin Connecticut Tax-Free Income Fund
Class A [FQCTX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$92	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin Connecticut Tax-Free Income Fund returned 4.42%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 10 years to maturity
↑	Security selection in A rated bonds
↑	Security selection in AAA rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Overweight to bond with 20 years to maturity
↓	Overweight to BBB rated bonds
Franklin Connecticut Tax-Free Income Fund	PAGE 1	1166-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	4.42	0.73	1.42
Class A (with sales charge)	0.50	-0.04	1.03
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$161,019,582
Total Number of Portfolio Holdings	97
Total Management Fee Paid	$715,105
Portfolio Turnover Rate	10.75%
Franklin Connecticut Tax-Free Income Fund	PAGE 2	1166-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Connecticut Tax-Free Income Fund	PAGE 3	1166-ATSR-0426

Franklin Connecticut Tax-Free Income Fund
Class A1 [FXCTX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$77	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin Connecticut Tax-Free Income Fund returned 4.58%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 10 years to maturity
↑	Security selection in A rated bonds
↑	Security selection in AAA rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Overweight to bond with 20 years to maturity
↓	Overweight to BBB rated bonds
Franklin Connecticut Tax-Free Income Fund	PAGE 1	166-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A1 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	4.58	0.88	1.52
Class A1 (with sales charge)	0.62	0.11	1.13
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$161,019,582
Total Number of Portfolio Holdings	97
Total Management Fee Paid	$715,105
Portfolio Turnover Rate	10.75%
Franklin Connecticut Tax-Free Income Fund	PAGE 2	166-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Connecticut Tax-Free Income Fund	PAGE 3	166-ATSR-0426

Franklin Connecticut Tax-Free Income Fund
Class C [FCTIX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$133	1.30%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin Connecticut Tax-Free Income Fund returned 4.08%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 10 years to maturity
↑	Security selection in A rated bonds
↑	Security selection in AAA rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Overweight to bond with 20 years to maturity
↓	Overweight to BBB rated bonds
Franklin Connecticut Tax-Free Income Fund	PAGE 1	266-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	4.08	0.32	0.96
Class C (with sales charge)	3.08	0.32	0.96
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$161,019,582
Total Number of Portfolio Holdings	97
Total Management Fee Paid	$715,105
Portfolio Turnover Rate	10.75%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Connecticut Tax-Free Income Fund	PAGE 2	266-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Connecticut Tax-Free Income Fund	PAGE 3	266-ATSR-0426

Franklin Connecticut Tax-Free Income Fund
Class R6 [FCTQX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$63	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin Connecticut Tax-Free Income Fund returned 4.71%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 10 years to maturity
↑	Security selection in A rated bonds
↑	Security selection in AAA rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Overweight to bond with 20 years to maturity
↓	Overweight to BBB rated bonds
Franklin Connecticut Tax-Free Income Fund	PAGE 1	8166-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	4.71	1.02	1.67
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$161,019,582
Total Number of Portfolio Holdings	97
Total Management Fee Paid	$715,105
Portfolio Turnover Rate	10.75%
Franklin Connecticut Tax-Free Income Fund	PAGE 2	8166-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Connecticut Tax-Free Income Fund	PAGE 3	8166-ATSR-0426

Franklin Connecticut Tax-Free Income Fund
Advisor Class [FCNZX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$67	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin Connecticut Tax-Free Income Fund returned 4.80%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 10 years to maturity
↑	Security selection in A rated bonds
↑	Security selection in AAA rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Overweight to bond with 20 years to maturity
↓	Overweight to BBB rated bonds
Franklin Connecticut Tax-Free Income Fund	PAGE 1	69-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	4.80	1.00	1.64
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$161,019,582
Total Number of Portfolio Holdings	97
Total Management Fee Paid	$715,105
Portfolio Turnover Rate	10.75%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Connecticut Tax-Free Income Fund	PAGE 2	69-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Connecticut Tax-Free Income Fund	PAGE 3	69-ATSR-0426

Franklin Federal Intermediate-Term Tax-Free Income Fund
Class A [FKQTX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$73	0.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin Federal Intermediate-Term Tax-Free Income Fund returned 5.46%. The Fund compares its performance to the  Bloomberg Municipal 1-15 Year Index, which returned 5.61% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 20 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Selection in AA rated bonds
↓	Underweight to bonds with 10 years or less to maturity
↓	Overweight to bonds with 30 years to maturity
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 1	1174-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	5.46	1.52	1.76
Class A (with sales charge)	3.09	1.06	1.53
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal 1-15 Year Index	5.61	1.74	2.34
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,068,083,503
Total Number of Portfolio Holdings	576
Total Management Fee Paid	$6,949,299
Portfolio Turnover Rate	27.20%
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 2	1174-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective on or about May 30, 2025, Paul M. Drury stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 3	1174-ATSR-0426

Franklin Federal Intermediate-Term Tax-Free Income Fund
Class A1 [FKITX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$58	0.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin Federal Intermediate-Term Tax-Free Income Fund returned 5.53%. The Fund compares its performance to the  Bloomberg Municipal 1-15 Year Index, which returned 5.61% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 20 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Selection in AA rated bonds
↓	Underweight to bonds with 10 years or less to maturity
↓	Overweight to bonds with 30 years to maturity
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 1	174-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A1 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	5.53	1.66	1.86
Class A1 (with sales charge)	3.17	1.20	1.63
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal 1-15 Year Index	5.61	1.74	2.34
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,068,083,503
Total Number of Portfolio Holdings	576
Total Management Fee Paid	$6,949,299
Portfolio Turnover Rate	27.20%
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 2	174-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective on or about May 30, 2025, Paul M. Drury stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 3	174-ATSR-0426

Franklin Federal Intermediate-Term Tax-Free Income Fund
Class C [FCITX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$114	1.11%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin Federal Intermediate-Term Tax-Free Income Fund returned 5.03%. The Fund compares its performance to the  Bloomberg Municipal 1-15 Year Index, which returned 5.61% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 20 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Selection in AA rated bonds
↓	Underweight to bonds with 10 years or less to maturity
↓	Overweight to bonds with 30 years to maturity
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 1	274-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	5.03	1.11	1.30
Class C (with sales charge)	4.03	1.11	1.30
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal 1-15 Year Index	5.61	1.74	2.34
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,068,083,503
Total Number of Portfolio Holdings	576
Total Management Fee Paid	$6,949,299
Portfolio Turnover Rate	27.20%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 2	274-ATSR-0426

HOW HAS THE FUND CHANGED?
Effective on or about May 30, 2025, Paul M. Drury stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 3	274-ATSR-0426

Franklin Federal Intermediate-Term Tax-Free Income Fund
Class R6 [FITQX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$41	0.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin Federal Intermediate-Term Tax-Free Income Fund returned 5.69%. The Fund compares its performance to the  Bloomberg Municipal 1-15 Year Index, which returned 5.61% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 20 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Selection in AA rated bonds
↓	Underweight to bonds with 10 years or less to maturity
↓	Overweight to bonds with 30 years to maturity
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 1	8174-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	5.69	1.81	2.01
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal 1-15 Year Index	5.61	1.74	2.34
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,068,083,503
Total Number of Portfolio Holdings	576
Total Management Fee Paid	$6,949,299
Portfolio Turnover Rate	27.20%
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 2	8174-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective on or about May 30, 2025, Paul M. Drury stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 3	8174-ATSR-0426

Franklin Federal Intermediate-Term Tax-Free Income Fund
Advisor Class [FITZX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$47	0.46%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin Federal Intermediate-Term Tax-Free Income Fund returned 5.62%. The Fund compares its performance to the  Bloomberg Municipal 1-15 Year Index, which returned 5.61% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 20 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Selection in AA rated bonds
↓	Underweight to bonds with 10 years or less to maturity
↓	Overweight to bonds with 30 years to maturity
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 1	672-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	5.62	1.76	1.96
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal 1-15 Year Index	5.61	1.74	2.34
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,068,083,503
Total Number of Portfolio Holdings	576
Total Management Fee Paid	$6,949,299
Portfolio Turnover Rate	27.20%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 2	672-ATSR-0426

HOW HAS THE FUND CHANGED?
Effective on or about May 30, 2025, Paul M. Drury stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 3	672-ATSR-0426

Franklin Federal Limited-Term Tax-Free Income Fund
Class A [FFLQX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$66	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin Federal Limited-Term Tax-Free Income Fund returned 4.29%. The Fund compares its performance to the Bloomberg Municipal Short 1-5 Years Index, which returned 4.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 10 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Selection in A rated bonds
↓	Overweight to bonds with 20 or more years to maturity
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 1	1154-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	4.29	1.81	1.56
Class A (with sales charge)	1.95	1.35	1.33
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal Short 1-5 Years Index	4.35	1.67	1.71
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$885,797,276
Total Number of Portfolio Holdings	360
Total Management Fee Paid	$2,383,342
Portfolio Turnover Rate	33.07%
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 2	1154-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective January 31, 2026, Garrett L. Hamilton was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 3	1154-ATSR-0426

Franklin Federal Limited-Term Tax-Free Income Fund
Class A1 [FFTFX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$56	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin Federal Limited-Term Tax-Free Income Fund returned 4.39%. The Fund compares its performance to the Bloomberg Municipal Short 1-5 Years Index, which returned 4.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 10 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Selection in A rated bonds
↓	Overweight to bonds with 20 or more years to maturity
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 1	154-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A1 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	4.39	1.91	1.65
Class A1 (with sales charge)	2.02	1.45	1.42
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal Short 1-5 Years Index	4.35	1.67	1.71
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$885,797,276
Total Number of Portfolio Holdings	360
Total Management Fee Paid	$2,383,342
Portfolio Turnover Rate	33.07%
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 2	154-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective January 31, 2026, Garrett L. Hamilton was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 3	154-ATSR-0426

Franklin Federal Limited-Term Tax-Free Income Fund
Class R6 [FFTRX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$38	0.37%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin Federal Limited-Term Tax-Free Income Fund returned 4.58%. The Fund compares its performance to the Bloomberg Municipal Short 1-5 Years Index, which returned 4.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 10 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Selection in A rated bonds
↓	Overweight to bonds with 20 or more years to maturity
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 1	8154-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	4.58	2.09	1.83
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal Short 1-5 Years Index	4.35	1.67	1.71
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$885,797,276
Total Number of Portfolio Holdings	360
Total Management Fee Paid	$2,383,342
Portfolio Turnover Rate	33.07%
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 2	8154-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective January 31, 2026, Garrett L. Hamilton was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 3	8154-ATSR-0426

Franklin Federal Limited-Term Tax-Free Income Fund
Advisor Class [FTFZX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$41	0.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin Federal Limited-Term Tax-Free Income Fund returned 4.45%. The Fund compares its performance to the Bloomberg Municipal Short 1-5 Years Index, which returned 4.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 10 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Selection in A rated bonds
↓	Overweight to bonds with 20 or more years to maturity
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 1	54-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	4.45	2.06	1.80
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal Short 1-5 Years Index	4.35	1.67	1.71
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$885,797,276
Total Number of Portfolio Holdings	360
Total Management Fee Paid	$2,383,342
Portfolio Turnover Rate	33.07%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 2	54-ATSR-0426

HOW HAS THE FUND CHANGED?
Effective January 31, 2026, Garrett L. Hamilton was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 3	54-ATSR-0426

Franklin Georgia Tax-Free Income Fund
Class A [FGAQX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$92	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin Georgia Tax-Free Income Fund returned 3.81%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in A rated bonds
↓	Overweight to bonds with 30 years to maturity
Franklin Georgia Tax-Free Income Fund	PAGE 1	1128-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	3.81	0.66	1.53
Class A (with sales charge)	-0.08	-0.11	1.15
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$269,687,009
Total Number of Portfolio Holdings	103
Total Management Fee Paid	$1,432,185
Portfolio Turnover Rate	10.73%
Franklin Georgia Tax-Free Income Fund	PAGE 2	1128-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Georgia Tax-Free Income Fund	PAGE 3	1128-ATSR-0426

Franklin Georgia Tax-Free Income Fund
Class A1 [FTGAX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$76	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin Georgia Tax-Free Income Fund returned 3.97%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in A rated bonds
↓	Overweight to bonds with 30 years to maturity
Franklin Georgia Tax-Free Income Fund	PAGE 1	128-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A1 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	3.97	0.81	1.65
Class A1 (with sales charge)	0.04	0.05	1.26
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$269,687,009
Total Number of Portfolio Holdings	103
Total Management Fee Paid	$1,432,185
Portfolio Turnover Rate	10.73%
Franklin Georgia Tax-Free Income Fund	PAGE 2	128-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Georgia Tax-Free Income Fund	PAGE 3	128-ATSR-0426

Franklin Georgia Tax-Free Income Fund
Class C [FGAIX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$131	1.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin Georgia Tax-Free Income Fund returned 3.34%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in A rated bonds
↓	Overweight to bonds with 30 years to maturity
Franklin Georgia Tax-Free Income Fund	PAGE 1	228-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	3.34	0.21	1.06
Class C (with sales charge)	2.34	0.21	1.06
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$269,687,009
Total Number of Portfolio Holdings	103
Total Management Fee Paid	$1,432,185
Portfolio Turnover Rate	10.73%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Georgia Tax-Free Income Fund	PAGE 2	228-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Georgia Tax-Free Income Fund	PAGE 3	228-ATSR-0426

Franklin Georgia Tax-Free Income Fund
Class R6 [FGFQX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$63	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin Georgia Tax-Free Income Fund returned 4.10%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in A rated bonds
↓	Overweight to bonds with 30 years to maturity
Franklin Georgia Tax-Free Income Fund	PAGE 1	8128-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	4.10	0.95	1.78
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$269,687,009
Total Number of Portfolio Holdings	103
Total Management Fee Paid	$1,432,185
Portfolio Turnover Rate	10.73%
Franklin Georgia Tax-Free Income Fund	PAGE 2	8128-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Georgia Tax-Free Income Fund	PAGE 3	8128-ATSR-0426

Franklin Georgia Tax-Free Income Fund
Advisor Class [FGFZX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$66	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin Georgia Tax-Free Income Fund returned 4.07%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in A rated bonds
↓	Overweight to bonds with 30 years to maturity
Franklin Georgia Tax-Free Income Fund	PAGE 1	284-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	4.07	0.91	1.74
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Advisor Class shares on 9/15/2016. Returns for periods before 9/15/2016, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$269,687,009
Total Number of Portfolio Holdings	103
Total Management Fee Paid	$1,432,185
Portfolio Turnover Rate	10.73%
Franklin Georgia Tax-Free Income Fund	PAGE 2	284-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Georgia Tax-Free Income Fund	PAGE 3	284-ATSR-0426

Franklin High Yield Tax-Free Income Fund
Class A [FHYQX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.81%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin High Yield Tax-Free Income Fund returned 4.41%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Selection of BB rated bonds
↑	Selection of BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with five years or less to maturity
↓	Overweight to BB rated bonds
↓	Overweight duration to bonds with 30 years to maturity
Franklin High Yield Tax-Free Income Fund	PAGE 1	1130-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	4.41	1.59	2.64
Class A (with sales charge)	0.49	0.82	2.25
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$4,808,286,091
Total Number of Portfolio Holdings	1,880
Total Management Fee Paid	$21,329,933
Portfolio Turnover Rate	12.16%
Franklin High Yield Tax-Free Income Fund	PAGE 2	1130-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective on or about May 30, 2025, Paul M. Drury stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin High Yield Tax-Free Income Fund	PAGE 3	1130-ATSR-0426

Franklin High Yield Tax-Free Income Fund
Class A1 [FRHIX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$68	0.66%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin High Yield Tax-Free Income Fund returned 4.68%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Selection of BB rated bonds
↑	Selection of BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with five years or less to maturity
↓	Overweight to BB rated bonds
↓	Overweight duration to bonds with 30 years to maturity
Franklin High Yield Tax-Free Income Fund	PAGE 1	130-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A1 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	4.68	1.77	2.76
Class A1 (with sales charge)	0.78	1.00	2.37
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$4,808,286,091
Total Number of Portfolio Holdings	1,880
Total Management Fee Paid	$21,329,933
Portfolio Turnover Rate	12.16%
Franklin High Yield Tax-Free Income Fund	PAGE 2	130-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective on or about May 30, 2025, Paul M. Drury stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin High Yield Tax-Free Income Fund	PAGE 3	130-ATSR-0426

Franklin High Yield Tax-Free Income Fund
Class C [FHYIX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$122	1.20%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin High Yield Tax-Free Income Fund returned 3.90%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Selection of BB rated bonds
↑	Selection of BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with five years or less to maturity
↓	Overweight to BB rated bonds
↓	Overweight duration to bonds with 30 years to maturity
Franklin High Yield Tax-Free Income Fund	PAGE 1	230-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	3.90	1.11	2.14
Class C (with sales charge)	2.90	1.11	2.14
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$4,808,286,091
Total Number of Portfolio Holdings	1,880
Total Management Fee Paid	$21,329,933
Portfolio Turnover Rate	12.16%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin High Yield Tax-Free Income Fund	PAGE 2	230-ATSR-0426

HOW HAS THE FUND CHANGED?
Effective on or about May 30, 2025, Paul M. Drury stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin High Yield Tax-Free Income Fund	PAGE 3	230-ATSR-0426

Franklin High Yield Tax-Free Income Fund
Class R6 [FHYRX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$52	0.51%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin High Yield Tax-Free Income Fund returned 4.69%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Selection of BB rated bonds
↑	Selection of BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with five years or less to maturity
↓	Overweight to BB rated bonds
↓	Overweight duration to bonds with 30 years to maturity
Franklin High Yield Tax-Free Income Fund	PAGE 1	8130-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	4.69	1.88	2.88
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$4,808,286,091
Total Number of Portfolio Holdings	1,880
Total Management Fee Paid	$21,329,933
Portfolio Turnover Rate	12.16%
Franklin High Yield Tax-Free Income Fund	PAGE 2	8130-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective on or about May 30, 2025, Paul M. Drury stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin High Yield Tax-Free Income Fund	PAGE 3	8130-ATSR-0426

Franklin High Yield Tax-Free Income Fund
Advisor Class [FHYVX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$57	0.56%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin High Yield Tax-Free Income Fund returned 4.76%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Selection of BB rated bonds
↑	Selection of BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with five years or less to maturity
↓	Overweight to BB rated bonds
↓	Overweight duration to bonds with 30 years to maturity
Franklin High Yield Tax-Free Income Fund	PAGE 1	640-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	4.76	1.84	2.85
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$4,808,286,091
Total Number of Portfolio Holdings	1,880
Total Management Fee Paid	$21,329,933
Portfolio Turnover Rate	12.16%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin High Yield Tax-Free Income Fund	PAGE 2	640-ATSR-0426

HOW HAS THE FUND CHANGED?
Effective on or about May 30, 2025, Paul M. Drury stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin High Yield Tax-Free Income Fund	PAGE 3	640-ATSR-0426

Franklin Louisiana Tax-Free Income Fund
Class A [FQLAX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$91	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin Louisiana Tax-Free Income Fund returned 2.99%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight to:
↑	A rated bonds
↑	Bonds with no external credit rating
↑	Bonds with 10 years to maturity

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Security selection in BBB rated bonds
↓	Security selection in A rated bonds
Franklin Louisiana Tax-Free Income Fund	PAGE 1	1168-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	2.99	0.68	1.68
Class A (with sales charge)	-0.87	-0.09	1.29
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$218,144,854
Total Number of Portfolio Holdings	101
Total Management Fee Paid	$1,135,775
Portfolio Turnover Rate	13.78%
Franklin Louisiana Tax-Free Income Fund	PAGE 2	1168-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Louisiana Tax-Free Income Fund	PAGE 3	1168-ATSR-0426

Franklin Louisiana Tax-Free Income Fund
Class A1 [FKLAX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$76	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin Louisiana Tax-Free Income Fund returned 3.14%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight to:
↑	A rated bonds
↑	Bonds with no external credit rating
↑	Bonds with 10 years to maturity

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Security selection in BBB rated bonds
↓	Security selection in A rated bonds
Franklin Louisiana Tax-Free Income Fund	PAGE 1	168-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A1 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	3.14	0.83	1.80
Class A1 (with sales charge)	-0.73	0.06	1.41
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$218,144,854
Total Number of Portfolio Holdings	101
Total Management Fee Paid	$1,135,775
Portfolio Turnover Rate	13.78%
Franklin Louisiana Tax-Free Income Fund	PAGE 2	168-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Louisiana Tax-Free Income Fund	PAGE 3	168-ATSR-0426

Franklin Louisiana Tax-Free Income Fund
Class C [FLAIX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$131	1.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin Louisiana Tax-Free Income Fund returned 2.52%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight to:
↑	A rated bonds
↑	Bonds with no external credit rating
↑	Bonds with 10 years to maturity

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Security selection in BBB rated bonds
↓	Security selection in A rated bonds
Franklin Louisiana Tax-Free Income Fund	PAGE 1	268-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	2.52	0.24	1.21
Class C (with sales charge)	1.53	0.24	1.21
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$218,144,854
Total Number of Portfolio Holdings	101
Total Management Fee Paid	$1,135,775
Portfolio Turnover Rate	13.78%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Louisiana Tax-Free Income Fund	PAGE 2	268-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Louisiana Tax-Free Income Fund	PAGE 3	268-ATSR-0426

Franklin Louisiana Tax-Free Income Fund
Class R6 [FLAQX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$63	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin Louisiana Tax-Free Income Fund returned 3.28%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight to:
↑	A rated bonds
↑	Bonds with no external credit rating
↑	Bonds with 10 years to maturity

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Security selection in BBB rated bonds
↓	Security selection in A rated bonds
Franklin Louisiana Tax-Free Income Fund	PAGE 1	8168-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	3.28	0.96	1.92
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$218,144,854
Total Number of Portfolio Holdings	101
Total Management Fee Paid	$1,135,775
Portfolio Turnover Rate	13.78%
Franklin Louisiana Tax-Free Income Fund	PAGE 2	8168-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Louisiana Tax-Free Income Fund	PAGE 3	8168-ATSR-0426

Franklin Louisiana Tax-Free Income Fund
Advisor Class [FLTZX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$66	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin Louisiana Tax-Free Income Fund returned 3.24%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight to:
↑	A rated bonds
↑	Bonds with no external credit rating
↑	Bonds with 10 years to maturity

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Security selection in BBB rated bonds
↓	Security selection in A rated bonds
Franklin Louisiana Tax-Free Income Fund	PAGE 1	286-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	3.24	0.93	1.89
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Advisor Class shares on 9/15/2016. Returns for periods before 9/15/2016, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$218,144,854
Total Number of Portfolio Holdings	101
Total Management Fee Paid	$1,135,775
Portfolio Turnover Rate	13.78%
Franklin Louisiana Tax-Free Income Fund	PAGE 2	286-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Louisiana Tax-Free Income Fund	PAGE 3	286-ATSR-0426

Franklin Maryland Tax-Free Income Fund
Class A [FQMDX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$91	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin Maryland Tax-Free Income Fund returned 3.17%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Selection in AAA rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in BBB rated bonds
↓	Security selection in AA rated bonds
Franklin Maryland Tax-Free Income Fund	PAGE 1	1169-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	3.17	0.81	1.60
Class A (with sales charge)	-0.70	0.05	1.21
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$317,483,248
Total Number of Portfolio Holdings	104
Total Management Fee Paid	$1,635,104
Portfolio Turnover Rate	20.14%
Franklin Maryland Tax-Free Income Fund	PAGE 2	1169-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Maryland Tax-Free Income Fund	PAGE 3	1169-ATSR-0426

Franklin Maryland Tax-Free Income Fund
Class A1 [FMDTX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$76	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin Maryland Tax-Free Income Fund returned 3.32%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Selection in AAA rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in BBB rated bonds
↓	Security selection in AA rated bonds
Franklin Maryland Tax-Free Income Fund	PAGE 1	169-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A1 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	3.32	0.96	1.72
Class A1 (with sales charge)	-0.59	0.19	1.33
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$317,483,248
Total Number of Portfolio Holdings	104
Total Management Fee Paid	$1,635,104
Portfolio Turnover Rate	20.14%
Franklin Maryland Tax-Free Income Fund	PAGE 2	169-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Maryland Tax-Free Income Fund	PAGE 3	169-ATSR-0426

Franklin Maryland Tax-Free Income Fund
Class C [FMDIX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$131	1.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin Maryland Tax-Free Income Fund returned 2.58%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Selection in AAA rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in BBB rated bonds
↓	Security selection in AA rated bonds
Franklin Maryland Tax-Free Income Fund	PAGE 1	269-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	2.58	0.33	1.12
Class C (with sales charge)	1.58	0.33	1.12
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$317,483,248
Total Number of Portfolio Holdings	104
Total Management Fee Paid	$1,635,104
Portfolio Turnover Rate	20.14%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Maryland Tax-Free Income Fund	PAGE 2	269-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Maryland Tax-Free Income Fund	PAGE 3	269-ATSR-0426

Franklin Maryland Tax-Free Income Fund
Class R6 [FMDQX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$61	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin Maryland Tax-Free Income Fund returned 3.47%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Selection in AAA rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in BBB rated bonds
↓	Security selection in AA rated bonds
Franklin Maryland Tax-Free Income Fund	PAGE 1	8169-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	3.47	1.11	1.87
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$317,483,248
Total Number of Portfolio Holdings	104
Total Management Fee Paid	$1,635,104
Portfolio Turnover Rate	20.14%
Franklin Maryland Tax-Free Income Fund	PAGE 2	8169-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Maryland Tax-Free Income Fund	PAGE 3	8169-ATSR-0426

Franklin Maryland Tax-Free Income Fund
Advisor Class [FMDZX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$66	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin Maryland Tax-Free Income Fund returned 3.42%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Selection in AAA rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in BBB rated bonds
↓	Security selection in AA rated bonds
Franklin Maryland Tax-Free Income Fund	PAGE 1	669-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	3.42	1.06	1.82
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$317,483,248
Total Number of Portfolio Holdings	104
Total Management Fee Paid	$1,635,104
Portfolio Turnover Rate	20.14%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Maryland Tax-Free Income Fund	PAGE 2	669-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Maryland Tax-Free Income Fund	PAGE 3	669-ATSR-0426

Franklin Massachusetts Tax-Free Income Fund
Class A [FMAQX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$92	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin Massachusetts Tax-Free Income Fund returned 3.61%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Bonds with 20 years to maturity
↑	Bonds with no external credit rating
↑	A rated bonds

Top detractors from performance:
↓	Underweight to bonds with 10 years or less to maturity
↓	Overweight duration to bonds with 30 years to maturity
↓	Selection in A rated bonds
Franklin Massachusetts Tax-Free Income Fund	PAGE 1	1118-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	3.61	0.35	1.53
Class A (with sales charge)	-0.27	-0.41	1.14
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$339,450,651
Total Number of Portfolio Holdings	113
Total Management Fee Paid	$1,665,136
Portfolio Turnover Rate	21.12%
Franklin Massachusetts Tax-Free Income Fund	PAGE 2	1118-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Massachusetts Tax-Free Income Fund	PAGE 3	1118-ATSR-0426

Franklin Massachusetts Tax-Free Income Fund
Class A1 [FMISX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$76	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin Massachusetts Tax-Free Income Fund returned 3.77%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Bonds with 20 years to maturity
↑	Bonds with no external credit rating
↑	A rated bonds

Top detractors from performance:
↓	Underweight to bonds with 10 years or less to maturity
↓	Overweight duration to bonds with 30 years to maturity
↓	Selection in A rated bonds
Franklin Massachusetts Tax-Free Income Fund	PAGE 1	118-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A1 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	3.77	0.50	1.63
Class A1 (with sales charge)	-0.10	-0.26	1.24
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$339,450,651
Total Number of Portfolio Holdings	113
Total Management Fee Paid	$1,665,136
Portfolio Turnover Rate	21.12%
Franklin Massachusetts Tax-Free Income Fund	PAGE 2	118-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Massachusetts Tax-Free Income Fund	PAGE 3	118-ATSR-0426

Franklin Massachusetts Tax-Free Income Fund
Class C [FMAIX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$131	1.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin Massachusetts Tax-Free Income Fund returned 3.15%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Bonds with 20 years to maturity
↑	Bonds with no external credit rating
↑	A rated bonds

Top detractors from performance:
↓	Underweight to bonds with 10 years or less to maturity
↓	Overweight duration to bonds with 30 years to maturity
↓	Selection in A rated bonds
Franklin Massachusetts Tax-Free Income Fund	PAGE 1	218-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	3.15	-0.07	1.06
Class C (with sales charge)	2.15	-0.07	1.06
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$339,450,651
Total Number of Portfolio Holdings	113
Total Management Fee Paid	$1,665,136
Portfolio Turnover Rate	21.12%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Massachusetts Tax-Free Income Fund	PAGE 2	218-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Massachusetts Tax-Free Income Fund	PAGE 3	218-ATSR-0426

Franklin Massachusetts Tax-Free Income Fund
Class R6 [FKTMX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$61	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin Massachusetts Tax-Free Income Fund returned 3.92%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Bonds with 20 years to maturity
↑	Bonds with no external credit rating
↑	A rated bonds

Top detractors from performance:
↓	Underweight to bonds with 10 years or less to maturity
↓	Overweight duration to bonds with 30 years to maturity
↓	Selection in A rated bonds
Franklin Massachusetts Tax-Free Income Fund	PAGE 1	8118-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	3.92	0.66	1.77
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$339,450,651
Total Number of Portfolio Holdings	113
Total Management Fee Paid	$1,665,136
Portfolio Turnover Rate	21.12%
Franklin Massachusetts Tax-Free Income Fund	PAGE 2	8118-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Massachusetts Tax-Free Income Fund	PAGE 3	8118-ATSR-0426

Franklin Massachusetts Tax-Free Income Fund
Advisor Class [FMAHX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$66	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin Massachusetts Tax-Free Income Fund returned 3.87%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Bonds with 20 years to maturity
↑	Bonds with no external credit rating
↑	A rated bonds

Top detractors from performance:
↓	Underweight to bonds with 10 years or less to maturity
↓	Overweight duration to bonds with 30 years to maturity
↓	Selection in A rated bonds
Franklin Massachusetts Tax-Free Income Fund	PAGE 1	18-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	3.87	0.60	1.73
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$339,450,651
Total Number of Portfolio Holdings	113
Total Management Fee Paid	$1,665,136
Portfolio Turnover Rate	21.12%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Massachusetts Tax-Free Income Fund	PAGE 2	18-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Massachusetts Tax-Free Income Fund	PAGE 3	18-ATSR-0426

Franklin Michigan Tax-Free Income Fund
Class A [FMQTX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$86	0.84%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin Michigan Tax-Free Income Fund returned 3.80%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in AA rated bonds
↓	Overweight to bonds with 30 years to maturity
Franklin Michigan Tax-Free Income Fund	PAGE 1	1119-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	3.80	0.56	1.81
Class A (with sales charge)	-0.09	-0.21	1.42
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$664,251,965
Total Number of Portfolio Holdings	225
Total Management Fee Paid	$3,236,749
Portfolio Turnover Rate	14.13%
Franklin Michigan Tax-Free Income Fund	PAGE 2	1119-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Michigan Tax-Free Income Fund	PAGE 3	1119-ATSR-0426

Franklin Michigan Tax-Free Income Fund
Class A1 [FTTMX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$71	0.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin Michigan Tax-Free Income Fund returned 3.96%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in AA rated bonds
↓	Overweight to bonds with 30 years to maturity
Franklin Michigan Tax-Free Income Fund	PAGE 1	119-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A1 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	3.96	0.73	1.92
Class A1 (with sales charge)	0.06	-0.04	1.53
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$664,251,965
Total Number of Portfolio Holdings	225
Total Management Fee Paid	$3,236,749
Portfolio Turnover Rate	14.13%
Franklin Michigan Tax-Free Income Fund	PAGE 2	119-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Michigan Tax-Free Income Fund	PAGE 3	119-ATSR-0426

Franklin Michigan Tax-Free Income Fund
Class C [FRMTX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$126	1.24%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin Michigan Tax-Free Income Fund returned 3.33%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in AA rated bonds
↓	Overweight to bonds with 30 years to maturity
Franklin Michigan Tax-Free Income Fund	PAGE 1	219-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	3.33	0.11	1.33
Class C (with sales charge)	2.33	0.11	1.33
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$664,251,965
Total Number of Portfolio Holdings	225
Total Management Fee Paid	$3,236,749
Portfolio Turnover Rate	14.13%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Michigan Tax-Free Income Fund	PAGE 2	219-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Michigan Tax-Free Income Fund	PAGE 3	219-ATSR-0426

Franklin Michigan Tax-Free Income Fund
Class R6 [FKTNX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$56	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin Michigan Tax-Free Income Fund returned 4.09%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in AA rated bonds
↓	Overweight to bonds with 30 years to maturity
Franklin Michigan Tax-Free Income Fund	PAGE 1	8119-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	4.09	0.84	2.05
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$664,251,965
Total Number of Portfolio Holdings	225
Total Management Fee Paid	$3,236,749
Portfolio Turnover Rate	14.13%
Franklin Michigan Tax-Free Income Fund	PAGE 2	8119-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Michigan Tax-Free Income Fund	PAGE 3	8119-ATSR-0426

Franklin Michigan Tax-Free Income Fund
Advisor Class [FMTFX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$60	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin Michigan Tax-Free Income Fund returned 4.15%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in AA rated bonds
↓	Overweight to bonds with 30 years to maturity
Franklin Michigan Tax-Free Income Fund	PAGE 1	657-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	4.15	0.83	2.02
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$664,251,965
Total Number of Portfolio Holdings	225
Total Management Fee Paid	$3,236,749
Portfolio Turnover Rate	14.13%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Michigan Tax-Free Income Fund	PAGE 2	657-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Michigan Tax-Free Income Fund	PAGE 3	657-ATSR-0426

Franklin Minnesota Tax-Free Income Fund
Class A [FMNQX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$87	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin Minnesota Tax-Free Income Fund returned 4.67%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 10 years to maturity

Top detractors from performance:
↓	Underweight to bonds with five years to maturity
↓	Overweight to bonds with 20 years to maturity
↓	Security selection in A rated bonds
Franklin Minnesota Tax-Free Income Fund	PAGE 1	1120-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	4.67	0.66	1.64
Class A (with sales charge)	0.75	-0.11	1.26
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$620,184,435
Total Number of Portfolio Holdings	195
Total Management Fee Paid	$3,052,108
Portfolio Turnover Rate	5.26%
Franklin Minnesota Tax-Free Income Fund	PAGE 2	1120-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Minnesota Tax-Free Income Fund	PAGE 3	1120-ATSR-0426

Franklin Minnesota Tax-Free Income Fund
Class A1 [FMINX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$72	0.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin Minnesota Tax-Free Income Fund returned 4.74%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 10 years to maturity

Top detractors from performance:
↓	Underweight to bonds with five years to maturity
↓	Overweight to bonds with 20 years to maturity
↓	Security selection in A rated bonds
Franklin Minnesota Tax-Free Income Fund	PAGE 1	120-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A1 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	4.74	0.81	1.75
Class A1 (with sales charge)	0.80	0.04	1.37
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$620,184,435
Total Number of Portfolio Holdings	195
Total Management Fee Paid	$3,052,108
Portfolio Turnover Rate	5.26%
Franklin Minnesota Tax-Free Income Fund	PAGE 2	120-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Minnesota Tax-Free Income Fund	PAGE 3	120-ATSR-0426

Franklin Minnesota Tax-Free Income Fund
Class C [FMNIX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$128	1.25%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin Minnesota Tax-Free Income Fund returned 4.11%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 10 years to maturity

Top detractors from performance:
↓	Underweight to bonds with five years to maturity
↓	Overweight to bonds with 20 years to maturity
↓	Security selection in A rated bonds
Franklin Minnesota Tax-Free Income Fund	PAGE 1	220-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	4.11	0.21	1.17
Class C (with sales charge)	3.11	0.21	1.17
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$620,184,435
Total Number of Portfolio Holdings	195
Total Management Fee Paid	$3,052,108
Portfolio Turnover Rate	5.26%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Minnesota Tax-Free Income Fund	PAGE 2	220-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Minnesota Tax-Free Income Fund	PAGE 3	220-ATSR-0426

Franklin Minnesota Tax-Free Income Fund
Class R6 [FKTDX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56	0.55%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin Minnesota Tax-Free Income Fund returned 4.89%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 10 years to maturity

Top detractors from performance:
↓	Underweight to bonds with five years to maturity
↓	Overweight to bonds with 20 years to maturity
↓	Security selection in A rated bonds
Franklin Minnesota Tax-Free Income Fund	PAGE 1	8120-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	4.89	0.96	1.90
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$620,184,435
Total Number of Portfolio Holdings	195
Total Management Fee Paid	$3,052,108
Portfolio Turnover Rate	5.26%
Franklin Minnesota Tax-Free Income Fund	PAGE 2	8120-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Minnesota Tax-Free Income Fund	PAGE 3	8120-ATSR-0426

Franklin Minnesota Tax-Free Income Fund
Advisor Class [FMNZX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$61	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin Minnesota Tax-Free Income Fund returned 4.93%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 10 years to maturity

Top detractors from performance:
↓	Underweight to bonds with five years to maturity
↓	Overweight to bonds with 20 years to maturity
↓	Security selection in A rated bonds
Franklin Minnesota Tax-Free Income Fund	PAGE 1	668-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	4.93	0.91	1.86
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$620,184,435
Total Number of Portfolio Holdings	195
Total Management Fee Paid	$3,052,108
Portfolio Turnover Rate	5.26%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Minnesota Tax-Free Income Fund	PAGE 2	668-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Minnesota Tax-Free Income Fund	PAGE 3	668-ATSR-0426

Franklin Missouri Tax-Free Income Fund
Class A [FMQOX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$86	0.84%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin Missouri Tax-Free Income Fund returned 3.82%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Overweight to bonds with 30 years to maturity
↓	Security selection in A rated bonds
Franklin Missouri Tax-Free Income Fund	PAGE 1	1160-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	3.82	0.67	1.68
Class A (with sales charge)	-0.07	-0.09	1.29
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$633,628,377
Total Number of Portfolio Holdings	162
Total Management Fee Paid	$3,061,022
Portfolio Turnover Rate	12.36%
Franklin Missouri Tax-Free Income Fund	PAGE 2	1160-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Missouri Tax-Free Income Fund	PAGE 3	1160-ATSR-0426

Franklin Missouri Tax-Free Income Fund
Class A1 [FRMOX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$70	0.69%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin Missouri Tax-Free Income Fund returned 3.98%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Overweight to bonds with 30 years to maturity
↓	Security selection in A rated bonds
Franklin Missouri Tax-Free Income Fund	PAGE 1	160-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A1 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	3.98	0.84	1.80
Class A1 (with sales charge)	0.07	0.08	1.41
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$633,628,377
Total Number of Portfolio Holdings	162
Total Management Fee Paid	$3,061,022
Portfolio Turnover Rate	12.36%
Franklin Missouri Tax-Free Income Fund	PAGE 2	160-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Missouri Tax-Free Income Fund	PAGE 3	160-ATSR-0426

Franklin Missouri Tax-Free Income Fund
Class C [FMOIX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$125	1.23%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin Missouri Tax-Free Income Fund returned 3.27%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Overweight to bonds with 30 years to maturity
↓	Security selection in A rated bonds
Franklin Missouri Tax-Free Income Fund	PAGE 1	260-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	3.27	0.22	1.20
Class C (with sales charge)	2.27	0.22	1.20
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$633,628,377
Total Number of Portfolio Holdings	162
Total Management Fee Paid	$3,061,022
Portfolio Turnover Rate	12.36%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Missouri Tax-Free Income Fund	PAGE 2	260-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Missouri Tax-Free Income Fund	PAGE 3	260-ATSR-0426

Franklin Missouri Tax-Free Income Fund
Class R6 [FMOQX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56	0.55%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin Missouri Tax-Free Income Fund returned 4.11%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Overweight to bonds with 30 years to maturity
↓	Security selection in A rated bonds
Franklin Missouri Tax-Free Income Fund	PAGE 1	8160-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	4.11	0.97	1.92
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$633,628,377
Total Number of Portfolio Holdings	162
Total Management Fee Paid	$3,061,022
Portfolio Turnover Rate	12.36%
Franklin Missouri Tax-Free Income Fund	PAGE 2	8160-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Missouri Tax-Free Income Fund	PAGE 3	8160-ATSR-0426

Franklin Missouri Tax-Free Income Fund
Advisor Class [FRMZX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$60	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin Missouri Tax-Free Income Fund returned 3.98%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Overweight to bonds with 30 years to maturity
↓	Security selection in A rated bonds
Franklin Missouri Tax-Free Income Fund	PAGE 1	679-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	3.98	0.92	1.89
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$633,628,377
Total Number of Portfolio Holdings	162
Total Management Fee Paid	$3,061,022
Portfolio Turnover Rate	12.36%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Missouri Tax-Free Income Fund	PAGE 2	679-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Missouri Tax-Free Income Fund	PAGE 3	679-ATSR-0426

Franklin New Jersey Tax-Free Income Fund
Class A [FNJQX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$87	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin New Jersey Tax-Free Income Fund returned 4.10%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Bonds with 20 years to maturity
↑	Bonds with no external credit rating
↑	A rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Overweight to bonds with 30 years to maturity
↓	Selection in A rated bonds
Franklin New Jersey Tax-Free Income Fund	PAGE 1	1171-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	4.10	0.98	1.90
Class A (with sales charge)	0.19	0.21	1.51
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$837,047,147
Total Number of Portfolio Holdings	211
Total Management Fee Paid	$3,851,345
Portfolio Turnover Rate	18.26%
Franklin New Jersey Tax-Free Income Fund	PAGE 2	1171-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin New Jersey Tax-Free Income Fund	PAGE 3	1171-ATSR-0426

Franklin New Jersey Tax-Free Income Fund
Class A1 [FRNJX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$71	0.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin New Jersey Tax-Free Income Fund returned 4.16%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Bonds with 20 years to maturity
↑	Bonds with no external credit rating
↑	A rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Overweight to bonds with 30 years to maturity
↓	Selection in A rated bonds
Franklin New Jersey Tax-Free Income Fund	PAGE 1	171-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A1 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	4.16	1.12	2.00
Class A1 (with sales charge)	0.29	0.34	1.60
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$837,047,147
Total Number of Portfolio Holdings	211
Total Management Fee Paid	$3,851,345
Portfolio Turnover Rate	18.26%
Franklin New Jersey Tax-Free Income Fund	PAGE 2	171-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin New Jersey Tax-Free Income Fund	PAGE 3	171-ATSR-0426

Franklin New Jersey Tax-Free Income Fund
Class C [FNIIX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$126	1.24%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin New Jersey Tax-Free Income Fund returned 3.63%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Bonds with 20 years to maturity
↑	Bonds with no external credit rating
↑	A rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Overweight to bonds with 30 years to maturity
↓	Selection in A rated bonds
Franklin New Jersey Tax-Free Income Fund	PAGE 1	271-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	3.63	0.55	1.42
Class C (with sales charge)	2.63	0.55	1.42
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$837,047,147
Total Number of Portfolio Holdings	211
Total Management Fee Paid	$3,851,345
Portfolio Turnover Rate	18.26%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin New Jersey Tax-Free Income Fund	PAGE 2	271-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin New Jersey Tax-Free Income Fund	PAGE 3	271-ATSR-0426

Franklin New Jersey Tax-Free Income Fund
Class R6 [FNJRX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$54	0.53%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin New Jersey Tax-Free Income Fund returned 4.42%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Bonds with 20 years to maturity
↑	Bonds with no external credit rating
↑	A rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Overweight to bonds with 30 years to maturity
↓	Selection in A rated bonds
Franklin New Jersey Tax-Free Income Fund	PAGE 1	8171-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	4.42	1.29	2.14
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$837,047,147
Total Number of Portfolio Holdings	211
Total Management Fee Paid	$3,851,345
Portfolio Turnover Rate	18.26%
Franklin New Jersey Tax-Free Income Fund	PAGE 2	8171-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin New Jersey Tax-Free Income Fund	PAGE 3	8171-ATSR-0426

Franklin New Jersey Tax-Free Income Fund
Advisor Class [FNJZX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$61	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin New Jersey Tax-Free Income Fund returned 4.26%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Bonds with 20 years to maturity
↑	Bonds with no external credit rating
↑	A rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Overweight to bonds with 30 years to maturity
↓	Selection in A rated bonds
Franklin New Jersey Tax-Free Income Fund	PAGE 1	676-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	4.26	1.22	2.10
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$837,047,147
Total Number of Portfolio Holdings	211
Total Management Fee Paid	$3,851,345
Portfolio Turnover Rate	18.26%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin New Jersey Tax-Free Income Fund	PAGE 2	676-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin New Jersey Tax-Free Income Fund	PAGE 3	676-ATSR-0426

Franklin North Carolina Tax-Free Income Fund
Class A [FQNCX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$88	0.86%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin North Carolina Tax-Free Income Fund returned 4.19%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years or more to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Security selection in AA rated bonds
↓	Security selection in A rated bonds
Franklin North Carolina Tax-Free Income Fund	PAGE 1	1170-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	4.19	0.75	1.54
Class A (with sales charge)	0.28	-0.01	1.15
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$585,863,903
Total Number of Portfolio Holdings	204
Total Management Fee Paid	$2,828,219
Portfolio Turnover Rate	16.41%
Franklin North Carolina Tax-Free Income Fund	PAGE 2	1170-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin North Carolina Tax-Free Income Fund	PAGE 3	1170-ATSR-0426

Franklin North Carolina Tax-Free Income Fund
Class A1 [FXNCX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$73	0.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin North Carolina Tax-Free Income Fund returned 4.35%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years or more to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Security selection in AA rated bonds
↓	Security selection in A rated bonds
Franklin North Carolina Tax-Free Income Fund	PAGE 1	170-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A1 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	4.35	0.92	1.66
Class A1 (with sales charge)	0.44	0.16	1.27
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$585,863,903
Total Number of Portfolio Holdings	204
Total Management Fee Paid	$2,828,219
Portfolio Turnover Rate	16.41%
Franklin North Carolina Tax-Free Income Fund	PAGE 2	170-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin North Carolina Tax-Free Income Fund	PAGE 3	170-ATSR-0426

Franklin North Carolina Tax-Free Income Fund
Class C [FNCIX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$127	1.25%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin North Carolina Tax-Free Income Fund returned 3.61%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years or more to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Security selection in AA rated bonds
↓	Security selection in A rated bonds
Franklin North Carolina Tax-Free Income Fund	PAGE 1	270-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	3.61	0.30	1.06
Class C (with sales charge)	2.61	0.30	1.06
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$585,863,903
Total Number of Portfolio Holdings	204
Total Management Fee Paid	$2,828,219
Portfolio Turnover Rate	16.41%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin North Carolina Tax-Free Income Fund	PAGE 2	270-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin North Carolina Tax-Free Income Fund	PAGE 3	270-ATSR-0426

Franklin North Carolina Tax-Free Income Fund
Class R6 [FNCQX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$57	0.56%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin North Carolina Tax-Free Income Fund returned 4.41%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years or more to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Security selection in AA rated bonds
↓	Security selection in A rated bonds
Franklin North Carolina Tax-Free Income Fund	PAGE 1	8170-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	4.41	1.05	1.78
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$585,863,903
Total Number of Portfolio Holdings	204
Total Management Fee Paid	$2,828,219
Portfolio Turnover Rate	16.41%
Franklin North Carolina Tax-Free Income Fund	PAGE 2	8170-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin North Carolina Tax-Free Income Fund	PAGE 3	8170-ATSR-0426

Franklin North Carolina Tax-Free Income Fund
Advisor Class [FNCZX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$62	0.61%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin North Carolina Tax-Free Income Fund returned 4.45%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years or more to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Security selection in AA rated bonds
↓	Security selection in A rated bonds
Franklin North Carolina Tax-Free Income Fund	PAGE 1	71-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	4.45	1.01	1.76
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$585,863,903
Total Number of Portfolio Holdings	204
Total Management Fee Paid	$2,828,219
Portfolio Turnover Rate	16.41%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin North Carolina Tax-Free Income Fund	PAGE 2	71-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin North Carolina Tax-Free Income Fund	PAGE 3	71-ATSR-0426

Franklin Ohio Tax-Free Income Fund
Class A [FOHQX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$84	0.82%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin Ohio Tax-Free Income Fund returned 4.21%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Security selection in AAA rated bonds

Top detractors from performance:
↓	Underweight to bonds with five and 10 years to maturity
↓	Overweight to bonds with 30 years to maturity
↓	Security selection in A rated bonds
Franklin Ohio Tax-Free Income Fund	PAGE 1	1122-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	4.21	0.70	1.79
Class A (with sales charge)	0.31	-0.07	1.40
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$916,240,647
Total Number of Portfolio Holdings	239
Total Management Fee Paid	$4,418,096
Portfolio Turnover Rate	10.45%
Franklin Ohio Tax-Free Income Fund	PAGE 2	1122-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Ohio Tax-Free Income Fund	PAGE 3	1122-ATSR-0426

Franklin Ohio Tax-Free Income Fund
Class A1 [FTOIX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$68	0.67%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin Ohio Tax-Free Income Fund returned 4.37%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Security selection in AAA rated bonds

Top detractors from performance:
↓	Underweight to bonds with five and 10 years to maturity
↓	Overweight to bonds with 30 years to maturity
↓	Security selection in A rated bonds
Franklin Ohio Tax-Free Income Fund	PAGE 1	122-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A1 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	4.37	0.84	1.90
Class A1 (with sales charge)	0.45	0.07	1.51
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$916,240,647
Total Number of Portfolio Holdings	239
Total Management Fee Paid	$4,418,096
Portfolio Turnover Rate	10.45%
Franklin Ohio Tax-Free Income Fund	PAGE 2	122-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Ohio Tax-Free Income Fund	PAGE 3	122-ATSR-0426

Franklin Ohio Tax-Free Income Fund
Class C [FOITX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$124	1.22%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin Ohio Tax-Free Income Fund returned 3.74%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Security selection in AAA rated bonds

Top detractors from performance:
↓	Underweight to bonds with five and 10 years to maturity
↓	Overweight to bonds with 30 years to maturity
↓	Security selection in A rated bonds
Franklin Ohio Tax-Free Income Fund	PAGE 1	222-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	3.74	0.24	1.31
Class C (with sales charge)	2.74	0.24	1.31
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$916,240,647
Total Number of Portfolio Holdings	239
Total Management Fee Paid	$4,418,096
Portfolio Turnover Rate	10.45%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Ohio Tax-Free Income Fund	PAGE 2	222-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Ohio Tax-Free Income Fund	PAGE 3	222-ATSR-0426

Franklin Ohio Tax-Free Income Fund
Class R6 [FKTOX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$55	0.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin Ohio Tax-Free Income Fund returned 4.42%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Security selection in AAA rated bonds

Top detractors from performance:
↓	Underweight to bonds with five and 10 years to maturity
↓	Overweight to bonds with 30 years to maturity
↓	Security selection in A rated bonds
Franklin Ohio Tax-Free Income Fund	PAGE 1	8122-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	4.42	0.97	2.03
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$916,240,647
Total Number of Portfolio Holdings	239
Total Management Fee Paid	$4,418,096
Portfolio Turnover Rate	10.45%
Franklin Ohio Tax-Free Income Fund	PAGE 2	8122-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Ohio Tax-Free Income Fund	PAGE 3	8122-ATSR-0426

Franklin Ohio Tax-Free Income Fund
Advisor Class [FROZX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$58	0.57%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin Ohio Tax-Free Income Fund returned 4.38%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Security selection in AAA rated bonds

Top detractors from performance:
↓	Underweight to bonds with five and 10 years to maturity
↓	Overweight to bonds with 30 years to maturity
↓	Security selection in A rated bonds
Franklin Ohio Tax-Free Income Fund	PAGE 1	633-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	4.38	0.93	1.99
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$916,240,647
Total Number of Portfolio Holdings	239
Total Management Fee Paid	$4,418,096
Portfolio Turnover Rate	10.45%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Ohio Tax-Free Income Fund	PAGE 2	633-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Ohio Tax-Free Income Fund	PAGE 3	633-ATSR-0426

Franklin Oregon Tax-Free Income Fund
Class A [FOFQX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$84	0.82%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin Oregon Tax-Free Income Fund returned 4.08%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 20 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years maturity
↓	Security selection in AA rated bonds
↓	Overweight to bonds with 30 years to maturity
Franklin Oregon Tax-Free Income Fund	PAGE 1	1161-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	4.08	0.73	1.70
Class A (with sales charge)	0.18	-0.04	1.32
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$814,893,234
Total Number of Portfolio Holdings	164
Total Management Fee Paid	$3,876,472
Portfolio Turnover Rate	16.43%
Franklin Oregon Tax-Free Income Fund	PAGE 2	1161-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Oregon Tax-Free Income Fund	PAGE 3	1161-ATSR-0426

Franklin Oregon Tax-Free Income Fund
Class A1 [FRORX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$68	0.67%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin Oregon Tax-Free Income Fund returned 4.14%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 20 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years maturity
↓	Security selection in AA rated bonds
↓	Overweight to bonds with 30 years to maturity
Franklin Oregon Tax-Free Income Fund	PAGE 1	161-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A1 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	4.14	0.88	1.81
Class A1 (with sales charge)	0.24	0.11	1.43
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$814,893,234
Total Number of Portfolio Holdings	164
Total Management Fee Paid	$3,876,472
Portfolio Turnover Rate	16.43%
Franklin Oregon Tax-Free Income Fund	PAGE 2	161-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Oregon Tax-Free Income Fund	PAGE 3	161-ATSR-0426

Franklin Oregon Tax-Free Income Fund
Class C [FORIX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$123	1.21%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin Oregon Tax-Free Income Fund returned 3.60%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 20 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years maturity
↓	Security selection in AA rated bonds
↓	Overweight to bonds with 30 years to maturity
Franklin Oregon Tax-Free Income Fund	PAGE 1	261-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	3.60	0.29	1.23
Class C (with sales charge)	2.60	0.29	1.23
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$814,893,234
Total Number of Portfolio Holdings	164
Total Management Fee Paid	$3,876,472
Portfolio Turnover Rate	16.43%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Oregon Tax-Free Income Fund	PAGE 2	261-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Oregon Tax-Free Income Fund	PAGE 3	261-ATSR-0426

Franklin Oregon Tax-Free Income Fund
Class R6 [FOFRX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$54	0.53%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin Oregon Tax-Free Income Fund returned 4.38%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 20 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years maturity
↓	Security selection in AA rated bonds
↓	Overweight to bonds with 30 years to maturity
Franklin Oregon Tax-Free Income Fund	PAGE 1	8161-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	4.38	1.03	1.94
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$814,893,234
Total Number of Portfolio Holdings	164
Total Management Fee Paid	$3,876,472
Portfolio Turnover Rate	16.43%
Franklin Oregon Tax-Free Income Fund	PAGE 2	8161-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Oregon Tax-Free Income Fund	PAGE 3	8161-ATSR-0426

Franklin Oregon Tax-Free Income Fund
Advisor Class [FOFZX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$58	0.57%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin Oregon Tax-Free Income Fund returned 4.34%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 20 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years maturity
↓	Security selection in AA rated bonds
↓	Overweight to bonds with 30 years to maturity
Franklin Oregon Tax-Free Income Fund	PAGE 1	51-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	4.34	1.00	1.92
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$814,893,234
Total Number of Portfolio Holdings	164
Total Management Fee Paid	$3,876,472
Portfolio Turnover Rate	16.43%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Oregon Tax-Free Income Fund	PAGE 2	51-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Oregon Tax-Free Income Fund	PAGE 3	51-ATSR-0426

Franklin Pennsylvania Tax-Free Income Fund
Class A [FPAQX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$87	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin Pennsylvania Tax-Free Income Fund returned 3.94%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight on bonds with 10 and 20 years to maturity
↑	Security selection in AAA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Security selection in A rated bonds
↓	Security selection in AA rated bonds
Franklin Pennsylvania Tax-Free Income Fund	PAGE 1	1129-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	3.94	0.70	1.58
Class A (with sales charge)	0.04	-0.07	1.19
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$670,661,825
Total Number of Portfolio Holdings	211
Total Management Fee Paid	$3,284,255
Portfolio Turnover Rate	15.53%
Franklin Pennsylvania Tax-Free Income Fund	PAGE 2	1129-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Pennsylvania Tax-Free Income Fund	PAGE 3	1129-ATSR-0426

Franklin Pennsylvania Tax-Free Income Fund
Class A1 [FRPAX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$71	0.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin Pennsylvania Tax-Free Income Fund returned 4.21%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight on bonds with 10 and 20 years to maturity
↑	Security selection in AAA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Security selection in A rated bonds
↓	Security selection in AA rated bonds
Franklin Pennsylvania Tax-Free Income Fund	PAGE 1	129-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A1 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	4.21	0.85	1.69
Class A1 (with sales charge)	0.25	0.07	1.31
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$670,661,825
Total Number of Portfolio Holdings	211
Total Management Fee Paid	$3,284,255
Portfolio Turnover Rate	15.53%
Franklin Pennsylvania Tax-Free Income Fund	PAGE 2	129-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Pennsylvania Tax-Free Income Fund	PAGE 3	129-ATSR-0426

Franklin Pennsylvania Tax-Free Income Fund
Class C [FRPTX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$126	1.24%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin Pennsylvania Tax-Free Income Fund returned 3.47%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight on bonds with 10 and 20 years to maturity
↑	Security selection in AAA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Security selection in A rated bonds
↓	Security selection in AA rated bonds
Franklin Pennsylvania Tax-Free Income Fund	PAGE 1	229-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	3.47	0.24	1.10
Class C (with sales charge)	2.47	0.24	1.10
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$670,661,825
Total Number of Portfolio Holdings	211
Total Management Fee Paid	$3,284,255
Portfolio Turnover Rate	15.53%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Pennsylvania Tax-Free Income Fund	PAGE 2	229-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Pennsylvania Tax-Free Income Fund	PAGE 3	229-ATSR-0426

Franklin Pennsylvania Tax-Free Income Fund
Class R6 [FRPRX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$56	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin Pennsylvania Tax-Free Income Fund returned 4.25%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight on bonds with 10 and 20 years to maturity
↑	Security selection in AAA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Security selection in A rated bonds
↓	Security selection in AA rated bonds
Franklin Pennsylvania Tax-Free Income Fund	PAGE 1	8129-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	4.25	0.99	1.82
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$670,661,825
Total Number of Portfolio Holdings	211
Total Management Fee Paid	$3,284,255
Portfolio Turnover Rate	15.53%
Franklin Pennsylvania Tax-Free Income Fund	PAGE 2	8129-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Pennsylvania Tax-Free Income Fund	PAGE 3	8129-ATSR-0426

Franklin Pennsylvania Tax-Free Income Fund
Advisor Class [FPFZX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$61	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin Pennsylvania Tax-Free Income Fund returned 4.19%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight on bonds with 10 and 20 years to maturity
↑	Security selection in AAA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Security selection in A rated bonds
↓	Security selection in AA rated bonds
Franklin Pennsylvania Tax-Free Income Fund	PAGE 1	677-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	4.19	0.95	1.79
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$670,661,825
Total Number of Portfolio Holdings	211
Total Management Fee Paid	$3,284,255
Portfolio Turnover Rate	15.53%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Pennsylvania Tax-Free Income Fund	PAGE 2	677-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Pennsylvania Tax-Free Income Fund	PAGE 3	677-ATSR-0426

Franklin Virginia Tax-Free Income Fund
Class A [FVAQX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$90	0.89%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin Virginia Tax-Free Income Fund returned 2.98%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Underweight to AA rated bonds

Top detractors from performance:
↓	Underweight to bonds with 10 years or less to maturity
↓	Security selection in AA rated bonds
↓	Security selection in BBB rated bonds
Franklin Virginia Tax-Free Income Fund	PAGE 1	1163-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	2.98	0.36	1.28
Class A (with sales charge)	-0.88	-0.41	0.89
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$448,134,596
Total Number of Portfolio Holdings	147
Total Management Fee Paid	$2,255,697
Portfolio Turnover Rate	15.57%
Franklin Virginia Tax-Free Income Fund	PAGE 2	1163-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Virginia Tax-Free Income Fund	PAGE 3	1163-ATSR-0426

Franklin Virginia Tax-Free Income Fund
Class A1 [FRVAX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$75	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin Virginia Tax-Free Income Fund returned 3.14%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Underweight to AA rated bonds

Top detractors from performance:
↓	Underweight to bonds with 10 years or less to maturity
↓	Security selection in AA rated bonds
↓	Security selection in BBB rated bonds
Franklin Virginia Tax-Free Income Fund	PAGE 1	163-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A1 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	3.14	0.53	1.39
Class A1 (with sales charge)	-0.73	-0.23	1.00
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$448,134,596
Total Number of Portfolio Holdings	147
Total Management Fee Paid	$2,255,697
Portfolio Turnover Rate	15.57%
Franklin Virginia Tax-Free Income Fund	PAGE 2	163-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Virginia Tax-Free Income Fund	PAGE 3	163-ATSR-0426

Franklin Virginia Tax-Free Income Fund
Class C [FVAIX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$130	1.28%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin Virginia Tax-Free Income Fund returned 2.42%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Underweight to AA rated bonds

Top detractors from performance:
↓	Underweight to bonds with 10 years or less to maturity
↓	Security selection in AA rated bonds
↓	Security selection in BBB rated bonds
Franklin Virginia Tax-Free Income Fund	PAGE 1	263-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	2.42	-0.09	0.80
Class C (with sales charge)	1.42	-0.09	0.80
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$448,134,596
Total Number of Portfolio Holdings	147
Total Management Fee Paid	$2,255,697
Portfolio Turnover Rate	15.57%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Virginia Tax-Free Income Fund	PAGE 2	263-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Virginia Tax-Free Income Fund	PAGE 3	263-ATSR-0426

Franklin Virginia Tax-Free Income Fund
Class R6 [FRVRX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$58	0.57%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin Virginia Tax-Free Income Fund returned 3.21%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Underweight to AA rated bonds

Top detractors from performance:
↓	Underweight to bonds with 10 years or less to maturity
↓	Security selection in AA rated bonds
↓	Security selection in BBB rated bonds
Franklin Virginia Tax-Free Income Fund	PAGE 1	8163-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	3.21	0.66	1.53
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$448,134,596
Total Number of Portfolio Holdings	147
Total Management Fee Paid	$2,255,697
Portfolio Turnover Rate	15.57%
Franklin Virginia Tax-Free Income Fund	PAGE 2	8163-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Virginia Tax-Free Income Fund	PAGE 3	8163-ATSR-0426

Franklin Virginia Tax-Free Income Fund
Advisor Class [FRVZX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$65	0.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin Virginia Tax-Free Income Fund returned 3.24%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Underweight to AA rated bonds

Top detractors from performance:
↓	Underweight to bonds with 10 years or less to maturity
↓	Security selection in AA rated bonds
↓	Security selection in BBB rated bonds
Franklin Virginia Tax-Free Income Fund	PAGE 1	84-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	3.24	0.63	1.50
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$448,134,596
Total Number of Portfolio Holdings	147
Total Management Fee Paid	$2,255,697
Portfolio Turnover Rate	15.57%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Virginia Tax-Free Income Fund	PAGE 2	84-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Virginia Tax-Free Income Fund	PAGE 3	84-ATSR-0426

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending February 28, 2025 and February 28, 2026 (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $742,611 in February 28, 2025 and $836,756 in February 28, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in February 28, 2025 and $0 in February 28, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $196,250 in February 28, 2025 and $196,250 in February 28, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in February 28, 2025 and $0 in February 28, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $489,326 in February 28, 2025 and $1,690,011 in February 28, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Franklin
Tax-Free Trust
Financial Statements and Other Important Information
Annual | February 28, 2026
Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Federal Limited-Term Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedules of Investments 2
Financial Statements 283
Notes to Financial Statements 308
Report of Independent Registered Public Accounting Firm 349
Tax Information 350
Changes In and Disagreements with Accountants 351
Results of Meeting(s) of Shareholders 351
Remuneration Paid to Directors, Officers and Others 351
Board Approval of Management and Subadvisory Agreements 351

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.21 $10.20 $9.92 $10.97 $11.18
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.27 0.25 0.24 0.22
Net realized and unrealized gains (losses) ........... 0.10 0.01 0.28 (1.06) (0.21)
Total from investment operations .................... 0.39 0.28 0.53 (0.82) 0.01
Less distributions from:
Net investment income .......................... (0.29) (0.27) (0.25) (0.23) (0.22)
Net asset value, end of year ....................... $10.31 $10.21 $10.20 $9.92 $10.97
Total return
d
................................... 3.83% 2.84% 5.43% (7.45)% 0.02%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.97% 0.95% 0.93% 0.93% 0.91%
Expenses net of waiver and payments by affiliates ....... 0.90% 0.89%
e
0.90%
e
0.90%
e
0.91%
e
Net investment income ........................... 2.93% 2.60% 2.50% 2.34% 1.91%
Supplemental data
Net assets , end of year (000’s) ..................... $42,795 $47,227 $48,532 $42,244 $46,633
Portfolio turnover rate ............................ 15.17% 14.27% 7.51% 19.06% 20.50%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.20 $10.19 $9.91 $10.95 $11.16
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.28 0.26 0.25 0.23
Net realized and unrealized gains (losses) ........... 0.09 0.01 0.28 (1.04) (0.20)
Total from investment operations .................... 0.40 0.29 0.54 (0.79) 0.03
Less distributions from:
Net investment income .......................... (0.30) (0.28) (0.26) (0.25) (0.24)
Net asset value, end of year ....................... $10.30 $10.20 $10.19 $9.91 $10.95
Total return
d
................................... 4.09% 2.90% 5.59% (7.24)% 0.17%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.82% 0.80% 0.78% 0.78% 0.76%
Expenses net of waiver and payments by affiliates ....... 0.75% 0.75%
e
0.75%
e
0.75%
e
0.76%
e
Net investment income ........................... 3.08% 2.75% 2.66% 2.49% 2.07%
Supplemental data
Net assets , end of year (000’s) ..................... $96,006 $103,724 $118,538 $125,644 $163,571
Portfolio turnover rate ............................ 15.17% 14.27% 7.51% 19.06% 20.50%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.34 $10.32 $10.05 $11.10 $11.32
Income from investment operations
b
:
Net investment income
c
......................... 0.25 0.22 0.21 0.19 0.17
Net realized and unrealized gains (losses) ........... 0.10 0.02 0.27 (1.05) (0.22)
Total from investment operations .................... 0.35 0.24 0.48 (0.86) (0.05)
Less distributions from:
Net investment income .......................... (0.25) (0.22) (0.21) (0.19) (0.17)
Net asset value, end of year ....................... $10.44 $10.34 $10.32 $10.05 $11.10
Total return
d
................................... 3.46% 2.39% 4.83% (7.74)% (0.38)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.36% 1.33% 1.32% 1.32% 1.30%
Expenses net of waiver and payments by affiliates ....... 1.29% 1.29%
e
1.29%
e
1.29%
e
1.30%
e
Net investment income ........................... 2.48% 2.15% 2.06% 1.89% 1.51%
Supplemental data
Net assets , end of year (000’s) ..................... $2,308 $3,461 $6,046 $8,264 $13,416
Portfolio turnover rate ............................ 15.17% 14.27% 7.51% 19.06% 20.50%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.21 $10.19 $9.91 $10.95 $11.17
Income from investment operations
b
:
Net investment income
c
......................... 0.32 0.29 0.28 0.26 0.25
Net realized and unrealized gains (losses) ........... 0.09 0.02 0.28 (1.04) (0.22)
Total from investment operations .................... 0.41 0.31 0.56 (0.78) 0.03
Less distributions from:
Net investment income .......................... (0.32) (0.29) (0.28) (0.26) (0.25)
Net asset value, end of year ....................... $10.30 $10.21 $10.19 $9.91 $10.95
Total return .................................... 4.12% 3.13% 5.73% (7.11)% 0.22%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.71% 0.68% 0.66% 0.66% 0.65%
Expenses net of waiver and payments by affiliates ....... 0.62% 0.62%
d
0.61%
d
0.62%
d
0.63%
d
Net investment income ........................... 3.21% 2.89% 2.78% 2.62% 2.19%
Supplemental data
Net assets , end of year (000’s) ..................... $3,399 $2,097 $1,279 $1,786 $2,308
Portfolio turnover rate ............................ 15.17% 14.27% 7.51% 19.06% 20.50%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.20 $10.19 $9.91 $10.95 $11.17
Income from investment operations
b
:
Net investment income
c
......................... 0.32 0.29 0.27 0.26 0.25
Net realized and unrealized gains (losses) ........... 0.09 0.01 0.28 (1.04) (0.22)
Total from investment operations .................... 0.41 0.30 0.55 (0.78) 0.03
Less distributions from:
Net investment income .......................... (0.31) (0.29) (0.27) (0.26) (0.25)
Net asset value, end of year ....................... $10.30 $10.20 $10.19 $9.91 $10.95
Total return .................................... 4.19% 3.00% 5.70% (7.14)% 0.18%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.72% 0.70% 0.68% 0.68% 0.66%
Expenses net of waiver and payments by affiliates ....... 0.65% 0.65%
d
0.65%
d
0.65%
d
0.66%
d
Net investment income ........................... 3.19% 2.85% 2.76% 2.59% 2.16%
Supplemental data
Net assets , end of year (000’s) ..................... $26,577 $20,943 $19,911 $18,309 $19,796
Portfolio turnover rate ............................ 15.17% 14.27% 7.51% 19.06% 20.50%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2026
Franklin Alabama Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 500,000 $ 529,166
Total Corporate Bonds (Cost $ 500,000 ) ........................................
529,166
Municipal Bonds 96.2%
Alabama 86.9%
Alabama Community College System ,
Bishop State Community College , Revenue , 2019 , BAM Insured , 4% , 1/01/49 .... 2,000,000 1,806,424
Shelton State Community College , Revenue , 2024 , AG Insured , 5% , 8/01/49 ..... 1,000,000 1,038,494
Alabama Federal Aid Highway Finance Authority , Revenue , 2025 A , 5% , 3/01/45 .... 750,000 820,612
Alabama Highway Authority , Revenue , 2025 , AG Insured , 5% , 9/01/45 ............ 500,000 549,256
Alabama Housing Finance Authority ,
Revenue , 2024 A , GNMA Insured , 4.7% , 10/01/54 ......................... 970,000 967,414
Revenue , 2024 D , GNMA Insured , 4.55% , 10/01/54 ........................ 990,000 977,971
Revenue , 2025 B , GNMA Insured , 5.05% , 10/01/45 ........................ 1,000,000 1,035,147
Alabama Special Care Facilities Financing Authority-Birmingham , Children's Hospital of
Alabama Obligated Group (The) , Revenue , 2025 A , Refunding , 5.25% , 6/01/50 ... 1,000,000 1,065,841
Alabama State University ,
Revenue , 2022 , Refunding , BAM Insured , 5% , 9/01/36 ...................... 1,500,000 1,650,192
Revenue , 2022 , Refunding , BAM Insured , 5% , 9/01/40 ...................... 1,500,000 1,612,103
Revenue , 2025 , AG Insured , 5.75% , 9/01/50 ............................. 500,000 548,143
Alabaster Board of Education ,
Special Tax , 2022 , BAM Insured , 5% , 9/01/47 ............................. 1,500,000 1,567,978
Special Tax , 2022 , BAM Insured , 5% , 9/01/52 ............................. 1,500,000 1,543,600
Alexander City Board of Education , Special Tax , 2022 , BAM Insured , 4% , 2/01/52 ... 3,000,000 2,820,159
Auburn University , Revenue , 2025 A , 5% , 6/01/55 ........................... 2,670,000 2,794,957
Bessemer Governmental Utility Services Corp. , Water , Revenue , 2017 , Refunding ,
BAM Insured , 5% , 6/01/39 ........................................... 3,000,000 3,078,896
Birmingham Airport Authority ,
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/38 ...................... 400,000 412,046
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/40 ...................... 705,000 720,758
Birmingham-Jefferson Civic Center Authority , Special Tax , 2018 A , 5% , 7/01/33 ..... 1,605,000 1,690,110
b
Black Belt Energy Gas District ,
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 1,000,000 1,027,309
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 3,000,000 3,286,317
Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ......................... 2,000,000 2,171,524
c
Revenue , 144A, 2025 C , Mandatory Put , 5.5% , 8/01/34 ..................... 1,200,000 1,312,978
Revenue , 2025 D , Refunding , Mandatory Put , 5% , 8/01/35 ................... 1,000,000 1,111,106
City of Albertville , GO , 2025 A , BAM Insured , 5.5% , 4/01/51 .................... 1,000,000 1,087,022
City of Bessemer , Water , Revenue , 2017 , Refunding , AG Insured , 5% , 1/01/47 ..... 2,590,000 2,602,679
City of Huntsville , GO , 2018 B , 5% , 5/01/38 ................................ 4,775,000 4,948,206
City of Lincoln , GO , 2020 , BAM Insured , 4% , 6/01/50 ........................ 2,500,000 2,387,818
City of Trussville , GO , 2018 A , 4% , 8/01/41 ................................ 3,000,000 3,031,333
City of Tuscaloosa ,
GO , 2020 A , 4% , 10/01/50 ........................................... 2,000,000 1,844,963
GO , 2025 B , 5.25% , 8/01/55 ......................................... 1,250,000 1,336,275
b
Columbia Industrial Development Board , Alabama Power Co. , Revenue , 2014 D ,
Refunding , Mandatory Put , 3.81% , 6/01/28 ............................... 2,000,000 2,048,192
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5.5% , 10/01/53 .......... 4,500,000 4,774,438
County of Marshall , GO , 2025 , 5% , 11/01/54 ............................... 1,000,000 1,036,020
c
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 ....................... 2,100,000 1,988,762
DCH Healthcare Authority ,
Revenue , 2015 , Refunding , 5% , 6/01/36 ................................. 2,000,000 2,002,266
Revenue , 2021 A , 4% , 6/01/46 ........................................ 2,310,000 2,205,890
East Alabama Health Care Authority (The) , Revenue , 2018 A , 5% , 9/01/41 ........ 3,000,000 3,078,877

Franklin Tax-Free Trust
Schedule of Investments
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
b
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... $ 1,000,000 $ 1,101,412
Revenue , 2024 B , Mandatory Put , 5.25% , 6/01/32 ......................... 2,000,000 2,209,744
Florence City Board of Education , Special Tax , 2022 , 4% , 3/01/46 ............... 3,000,000 2,867,772
Florence Public Educational Building Authority , University of North Alabama , Revenue ,
2024 , AG Insured , 5.25% , 11/01/49 .................................... 1,000,000 1,069,630
Health Care Authority for Baptist Health (The) ,
Revenue , 2023 A , Refunding , 5% , 11/15/36 .............................. 1,000,000 1,090,096
Revenue , 2023 A , Refunding , 5% , 11/15/37 .............................. 875,000 948,701
Health Care Authority of the City of Huntsville (The) ,
Health Care Authority of City of Huntsville (The) Obligated Group , Revenue , 2020 B ,
4% , 6/01/45 .................................................... 2,000,000 1,910,019
Huntsville Hospital Health System Obligated Group , Revenue , 2025 B , 5% , 6/01/35 3,000,000 3,522,454
Homewood Educational Building Authority ,
CHF - Horizons II LLC , Revenue , 2024 C , 5.5% , 10/01/54 ................... 1,000,000 1,024,521
Samford University , Revenue , 2019 A , Refunding , 4% , 12/01/49 ............... 2,500,000 2,136,343
Samford University , Revenue , 2021 A , 4% , 12/01/51 ....................... 1,470,000 1,232,101
Infirmary Health System Special Care Facilities Financing Authority of Mobile , Infirmary
Health System Obligated Group , Revenue , 2021 A , Refunding , 4% , 2/01/46 ...... 3,000,000 2,714,566
Jacksonville State University ,
Revenue , 2017 , Refunding , AG Insured , 5% , 12/01/36 ...................... 2,500,000 2,567,781
Revenue , 2020 , Refunding , 4% , 12/01/50 ................................ 5,000,000 4,278,029
Jefferson County Board of Education , Special Tax , 2024 , 5% , 2/01/46 ............ 1,000,000 1,062,927
Limestone County Water & Sewer Authority ,
Revenue , 2015 B , Refunding , BAM Insured , 5% , 12/01/43 ................... 230,000 230,153
Revenue , 2024 , 5% , 12/01/44 ........................................ 500,000 542,740
Revenue , 2024 , 4.25% , 12/01/54 ...................................... 2,000,000 1,875,280
Madison City Board of Education , Special Tax , 2019 , 4% , 2/01/44 ............... 3,000,000 2,954,831
Madison Water & Wastewater Board , Revenue , 2017 , Refunding , 5% , 12/01/41 ..... 4,610,000 4,672,832
Mobile County Board of School Commissioners , Special Tax , 2022 B , BAM Insured ,
4.25% , 3/01/52 ................................................... 2,000,000 1,957,026
Mobile County Industrial Development Authority ,
AM/NS Calvert LLC , Revenue , 2024 A , 5% , 6/01/54 ........................ 1,000,000 992,689
AM/NS Calvert LLC , Revenue , 2024 B , 4.75% , 12/01/54 .................... 1,250,000 1,197,921
Montgomery Water Works & Sanitary Sewer Board , Revenue , 2025 , 5% , 9/01/46 ... 1,000,000 1,081,517
Opelika Utilities Board , Revenue , 2017 , Refunding , 4% , 6/01/41 ................ 2,000,000 2,006,341
Prattville Waterworks Board , Revenue , 2023 , 5.125% , 8/01/53 ................. 1,000,000 1,038,888
Selma Industrial Development Board , International Paper Co. , Revenue , 2020 A ,
Refunding , 4.2% , 5/01/34 ............................................ 1,500,000 1,614,633
b
Southeast Alabama Gas Supply District (The) , Revenue , 2024 B , Refunding ,
Mandatory Put , 5% , 5/01/32 .......................................... 1,000,000 1,093,187
Southeast Energy Authority A Cooperative District ,
b
Revenue , 2021 A , Mandatory Put , 4% , 10/01/28 ........................... 2,000,000 2,061,317
b
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 2,000,000 2,176,946
b
Revenue , 2023 B , Mandatory Put , 5% , 6/01/30 ............................ 1,000,000 1,076,271
Revenue , 2024 A , 5% , 11/01/35 ....................................... 1,000,000 1,076,346
b
Revenue , 2025 A , Mandatory Put , 5% , 6/01/35 ............................ 1,000,000 1,053,272
Special Care Facilities Financing Authority of the City of Pell City Alabama , Noland
Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/01/39 ................. 4,000,000 4,064,526
Talladega County Board of Education , Special Tax , 2017 , Refunding , BAM Insured , 5% ,
11/01/39 ........................................................ 2,000,000 2,039,782
Town of Pike Road , GO , 2024 , 5% , 9/01/44 ................................ 1,000,000 1,087,247
Troy Public Educational Building Authority , Troy City Board of Education , Revenue ,
2011 , AG Insured , 5.25% , 12/01/40 .................................... 295,000 295,318
University of Alabama (The) , Revenue , 2018 B-2 , 5% , 9/01/48 .................. 5,000,000 5,101,256
University of Montevallo , Revenue , 2017 , Refunding , BAM Insured , 5% , 5/01/42 .... 2,500,000 2,546,109

Franklin Tax-Free Trust
Schedule of Investments
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
University of South Alabama ,
Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ............................. $ 2,000,000 $ 2,043,205
Revenue , 2024 A , Refunding , BAM Insured , 5.25% , 4/01/54 .................. 1,000,000 1,052,646
Water Works Board of the City of Birmingham (The) , Revenue, Sub. Lien , 2016 B , Pre-
Refunded , 5% , 1/01/43 ............................................. 2,000,000 2,047,475
148,697,926
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 700,000 589,840
Florida 1.1%
c
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 500,000 355,200
c ,d
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.29%, 3/01/29 ........................................... 1,725,000 1,477,648
1,832,848
Georgia 0.4%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 185,000 197,955
d
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 925,000 463,640
661,595
South Carolina 0.4%
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 691,798
Texas 0.4%
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 800,000 616,418
Washington 0.3%
c
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 445,809
Wisconsin 2.9%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 855,000 914,124
c
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 500,000 419,960
d
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 4,200,000 2,112,193
c,d
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 2,125,000 1,428,135
4,874,412
U.S. Territories 3.5%
Guam 2.2%
Guam Government Waterworks Authority ,
Revenue , 2020 A , 5% , 1/01/50 ........................................ 1,000,000 1,020,661
Guam Waterworks Authority Water And Wastewater System , Revenue , 2024 A ,
Refunding , 5% , 7/01/45 ............................................ 1,000,000 1,042,339
Water And Wastewater System , Revenue , 2025 A , 5.25% , 7/01/50 ............. 600,000 623,389
Water And Wastewater System , Revenue , 2025 A , 5.5% , 7/01/55 .............. 1,100,000 1,156,237
3,842,626
Puerto Rico 1.3%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 500,000 513,143
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 1,024,451

Franklin Tax-Free Trust
Schedule of Investments
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. $ 500,000 $ 490,764
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 250,000 242,228
2,270,586
Total U.S. Territories .................................................................... 6,113,212
Total Municipal Bonds (Cost $ 167,798,975 ) .....................................
164,523,858
Total Long Term Investments (Cost $ 168,298,975 ) ...............................
165,053,024
a
a a a a
a
Total Investments (Cost $ 168,298,975 ) 96.5% ...................................
$165,053,024
Other Assets, less Liabilities 3.5% .............................................
6,031,295
Net Assets 100.0% ...........................................................
$171,084,319
See Abbreviations on page 348 .
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $8,736,708, representing 5.1% of net assets.
d
The rate shown represents the yield at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.88 $9.81 $9.60 $10.64 $10.92
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.30 0.30 0.27 0.25
Net realized and unrealized gains (losses) ........... 0.05 0.07 0.21 (1.04) (0.28)
Total from investment operations .................... 0.36 0.37 0.51 (0.77) (0.03)
Less distributions from:
Net investment income .......................... (0.31) (0.30) (0.30) (0.27) (0.25)
Net asset value, end of year ....................... $9.93 $9.88 $9.81 $9.60 $10.64
Total return
d
................................... 3.79% 3.83% 5.39% (7.24)% (0.37)%
Ratios to average net assets
Expenses ..................................... 0.83%
e
0.82%
f
0.82%
f
0.83%
f
0.81%
f
Net investment income ........................... 3.27% 3.06% 3.15% 2.79% 2.23%
Supplemental data
Net assets , end of year (000’s) ..................... $206,246 $230,162 $220,872 $212,662 $210,355
Portfolio turnover rate ............................ 17.42% 10.60% 7.72% 27.77% 17.24%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.86 $9.80 $9.59 $10.62 $10.90
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.32 0.32 0.29 0.26
Net realized and unrealized gains (losses) ........... 0.04 0.05 0.20 (1.04) (0.28)
Total from investment operations .................... 0.37 0.37 0.52 (0.75) (0.02)
Less distributions from:
Net investment income .......................... (0.32) (0.31) (0.31) (0.28) (0.26)
Net asset value, end of year ....................... $9.91 $9.86 $9.80 $9.59 $10.62
Total return
d
................................... 3.95% 3.89% 5.55% (7.02)% (0.22)%
Ratios to average net assets
Expenses ..................................... 0.68%
e
0.67%
f
0.67%
f
0.68%
f
0.66%
f
Net investment income ........................... 3.42% 3.22% 3.30% 2.94% 2.39%
Supplemental data
Net assets , end of year (000’s) ..................... $254,936 $305,231 $349,407 $396,929 $526,131
Portfolio turnover rate ............................ 17.42% 10.60% 7.72% 27.77% 17.24%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.03 $9.97 $9.75 $10.81 $11.09
Income from investment operations
b
:
Net investment income
c
......................... 0.28 0.26 0.26 0.23 0.20
Net realized and unrealized gains (losses) ........... 0.05 0.06 0.22 (1.06) (0.28)
Total from investment operations .................... 0.33 0.32 0.48 (0.83) (0.08)
Less distributions from:
Net investment income .......................... (0.27) (0.26) (0.26) (0.23) (0.20)
Net asset value, end of year ....................... $10.09 $10.03 $9.97 $9.75 $10.81
Total return
d
................................... 3.41% 3.24% 4.98% (7.69)% (0.76)%
Ratios to average net assets
Expenses ..................................... 1.22%
e
1.21%
f
1.21%
f
1.22%
f
1.20%
f
Net investment income ........................... 2.81% 2.61% 2.68% 2.33% 1.80%
Supplemental data
Net assets , end of year (000’s) ..................... $13,602 $17,424 $24,653 $32,466 $48,833
Portfolio turnover rate ............................ 17.42% 10.60% 7.72% 27.77% 17.24%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.89 $9.83 $9.62 $10.66 $10.94
Income from investment operations
b
:
Net investment income
c
......................... 0.34 0.33 0.33 0.30 0.28
Net realized and unrealized gains (losses) ........... 0.05 0.06 0.20 (1.04) (0.28)
Total from investment operations .................... 0.39 0.39 0.53 (0.74) —
Less distributions from:
Net investment income .......................... (0.34) (0.33) (0.32) (0.30) (0.28)
Net asset value, end of year ....................... $9.94 $9.89 $9.83 $9.62 $10.66
Total return .................................... 4.08% 4.01% 5.67% (6.96)% (0.08)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.55% 0.54% 0.54% 0.55% 0.53%
Expenses net of waiver and payments by affiliates ....... 0.55% 0.54%
d
0.54%
d
0.54%
d
0.52%
d
Net investment income ........................... 3.55% 3.33% 3.43% 3.06% 2.51%
Supplemental data
Net assets , end of year (000’s) ..................... $23,802 $25,494 $25,018 $19,946 $28,123
Portfolio turnover rate ............................ 17.42% 10.60% 7.72% 27.77% 17.24%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.89 $9.83 $9.62 $10.65 $10.94
Income from investment operations
b
:
Net investment income
c
......................... 0.34 0.33 0.33 0.30 0.27
Net realized and unrealized gains (losses) ........... 0.04 0.05 0.20 (1.04) (0.29)
Total from investment operations .................... 0.38 0.38 0.53 (0.74) (0.02)
Less distributions from:
Net investment income .......................... (0.33) (0.32) (0.32) (0.29) (0.27)
Net asset value, end of year ....................... $9.94 $9.89 $9.83 $9.62 $10.65
Total return .................................... 4.04% 3.98% 5.64% (6.91)% (0.21)%
Ratios to average net assets
Expenses ..................................... 0.58%
d
0.57%
e
0.56%
e
0.57%
e
0.56%
e
Net investment income ........................... 3.51% 3.31% 3.40% 3.02% 2.48%
Supplemental data
Net assets , end of year (000’s) ..................... $111,255 $122,601 $103,552 $114,323 $178,256
Portfolio turnover rate ............................ 17.42% 10.60% 7.72% 27.77% 17.24%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2026
Franklin Arizona Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.5%
Arizona 91.6%
Arizona Board of Regents ,
Arizona State University , Revenue , 2023 B , 4% , 7/01/53 ..................... $ 5,000,000 $ 4,621,620
Arizona State University , Revenue , 2024 A , 5% , 7/01/50 ..................... 6,225,000 6,581,730
Arizona State University , Revenue , 2024 A , 5% , 7/01/54 ..................... 2,000,000 2,102,840
Arizona State University SPEED Fund , Revenue , 2024 , Refunding , 5% , 8/01/46 ... 2,115,000 2,270,716
Arizona State University SPEED Fund , Revenue , 2026 A , 5% , 8/01/56 .......... 9,000,000 9,438,854
University of Arizona (The) , Revenue , 2016 , Refunding , 5% , 6/01/39 ........... 2,750,000 2,768,696
University of Arizona (The) , Revenue , 2016 B , Refunding , 5% , 6/01/42 .......... 2,000,000 2,013,597
University of Arizona (The) , Revenue , 2018 A , 5% , 6/01/43 ................... 4,500,000 4,652,892
University of Arizona (The) , Revenue , 2025 A , Refunding , 5% , 6/01/55 .......... 5,000,000 5,241,757
Arizona Industrial Development Authority ,
Academies of Math & Science Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/42 ........................................................ 2,045,000 2,057,670
Academies of Math & Science Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/51 ........................................................ 1,080,000 1,057,113
Arizona Agribusiness and Equine Center, Inc. , Revenue , 2017 A , 5% , 3/01/48 .... 1,555,000 1,563,536
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 2.65% , 7/01/26 195,000 194,485
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/31 ... 550,000 559,323
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/41 ... 2,000,000 1,895,612
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/51 ... 2,340,000 1,938,304
BASIS Schools, Inc. Obligated Group , Revenue , 2017 F , Refunding , 5% , 7/01/47 .. 3,350,000 3,364,065
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/33 ....................................................... 1,000,000 1,058,412
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/36 ....................................................... 1,235,000 1,295,625
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/39 ....................................................... 1,000,000 1,041,390
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/45 ....................................................... 2,200,000 2,071,864
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/50 ....................................................... 7,055,000 6,313,647
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 A , 4% ,
11/01/51 ....................................................... 1,400,000 1,243,197
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4% ,
11/01/42 ....................................................... 1,650,000 1,632,086
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 5% ,
11/01/47 ....................................................... 5,610,000 5,806,903
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4.25% ,
11/01/52 ....................................................... 3,500,000 3,217,216
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2023 A , 5.25% ,
11/01/53 ....................................................... 5,540,000 5,727,726
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2026 A , 5.5% ,
11/01/56 ....................................................... 1,000,000 1,065,455
Great Lakes Senior Living Communities LLC , Revenue , 2025 A-2 , 5.125% , 1/01/59 2,425,000 2,287,317
Great Lakes Senior Living Communities LLC , Revenue, Second Tier , 2025 B ,
5.125% , 1/01/59 ................................................. 6,899,966 5,258,350
GreatHearts Arizona Obligated Group , Revenue , 2021 B , 4% , 7/01/41 .......... 5,000 4,734
GreatHearts Arizona Obligated Group , Revenue , 2025 A , 5% , 7/01/45 .......... 900,000 916,687
GreatHearts Arizona Obligated Group , Revenue , 2025 A , 5% , 7/01/50 .......... 1,300,000 1,286,256
GreatHearts Arizona Obligated Group , Revenue , 2025 A , 5.25% , 7/01/55 ........ 1,750,000 1,762,757
KIPP Nashville Obligated Group , Revenue , 2022 A , 5% , 7/01/47 .............. 1,400,000 1,410,966
KIPP Nashville Obligated Group , Revenue , 2022 A , 5% , 7/01/62 .............. 2,400,000 2,371,872
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/32 ............. 660,000 702,463
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/34 ............. 660,000 661,396
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/36 ............. 315,000 313,047
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/51 ............. 8,000,000 6,705,663
KIPP NYC Public Charter Schools , Revenue , 2021 C , 3.25% , 7/01/31 .......... 1,350,000 1,249,973

Franklin Tax-Free Trust
Schedule of Investments
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
Leman Academy of Excellence Obligated Group , Revenue , 2022 A , Refunding , 4.5% ,
7/01/54 ........................................................ $ 3,000,000 $ 2,520,755
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 4% , 2/01/50 ..... 2,540,000 2,238,339
Phoenix Children's Hospital Obligated Group , Revenue , 2021 A , Refunding , 3% ,
2/01/41 ........................................................ 885,000 788,757
Provident Group-NCCU Properties LLC , Revenue , 2019 A , BAM Insured , 5% ,
6/01/58 ........................................................ 6,250,000 6,292,219
Arizona State University , Revenue , 2019 A , 5% , 7/01/40 ...................... 1,000,000 1,063,472
City of Bullhead , Excise Taxes , Revenue , 2022 , 4% , 7/01/47 ................... 2,065,000 2,002,375
City of Glendale ,
Water & Sewer , Revenue, Senior Lien , 2024 , 5% , 7/01/41 ................... 1,000,000 1,133,210
Water & Sewer , Revenue, Senior Lien , 2024 , 5% , 7/01/43 ................... 1,000,000 1,111,754
City of Goodyear , Water & Sewer , Revenue, Sub. Lien, Second Series , 2020 , AG
Insured , 4% , 7/01/45 ............................................... 3,500,000 3,504,176
City of Kingman , Excise Tax , Revenue , 2025 , 4.5% , 7/15/44 ................... 1,000,000 1,039,313
City of Lake Havasu City , Wastewater System , GO, Senior Lien , 2025 , Refunding , 4% ,
7/01/43 ......................................................... 2,000,000 2,059,937
City of Mesa , Utility System , Revenue , 2018 , 4% , 7/01/38 ..................... 1,425,000 1,447,521
City of Phoenix Civic Improvement Corp. ,
Airport , Revenue , 2017 A , 5% , 7/01/42 .................................. 2,155,000 2,192,058
Airport , Revenue , 2017 A , 5% , 7/01/47 .................................. 12,935,000 13,040,812
Airport , Revenue, Junior Lien , 2017 D , Refunding , 4% , 7/01/40 ............... 16,570,000 16,669,906
Airport , Revenue, Junior Lien , 2019 A , 4% , 7/01/44 ........................ 4,000,000 4,019,731
Airport , Revenue, Junior Lien , 2019 A , 5% , 7/01/44 ........................ 8,500,000 8,848,409
Airport , Revenue, Senior Lien , 2018 , 5% , 7/01/48 .......................... 5,000,000 5,048,223
Excise Tax , Revenue , 2022 , 5% , 7/01/46 ................................ 8,300,000 8,829,321
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/37 .................................................. 1,500,000 1,593,524
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/38 .................................................. 4,420,000 4,679,593
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/39 .................................................. 4,090,000 4,318,365
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 4% , 7/01/45 .................................................. 12,500,000 12,160,140
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/27 ..... 3,945,000 4,117,832
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/28 ..... 2,000,000 2,149,740
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/29 ..... 2,000,000 2,211,620
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/36 ..... 5,000,000 6,217,000
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/37 ..... 7,000,000 8,736,277
Wastewater , Revenue, Junior Lien , 2018 A , 4% , 7/01/39 ..................... 5,000,000 5,083,606
Water System , Revenue, Junior Lien , 2016 , Refunding , 5% , 7/01/38 ............ 5,000,000 5,037,773
Water System , Revenue, Junior Lien , 2020 B , 5% , 7/01/44 ................... 8,030,000 8,550,554
City of Scottsdale , GO , 2023 , 4% , 7/01/39 ................................. 1,500,000 1,573,121
City of Tempe , GO , 2025 , Refunding , 5% , 7/01/40 ........................... 6,930,000 8,008,243
Coconino County Jail District , Excise Tax , Revenue , 2025 , 4.5% , 7/01/45 ......... 1,000,000 1,036,515
County of Yuma , Pledged , Revenue , 2022 , BAM Insured , 4.25% , 7/15/42 ......... 3,250,000 3,367,300
Gilbert Water Resource Municipal Property Corp. ,
Town of Gilbert Waterworks & Sewer System , Revenue, Senior Lien , 2022 , 4% ,
7/15/39 ........................................................ 10,000,000 10,423,267
Town of Gilbert Waterworks & Sewer System , Revenue, Senior Lien , 2022 , 4% ,
7/15/42 ........................................................ 4,700,000 4,802,281
Town of Gilbert Waterworks & Sewer System , Revenue, Senior Lien , 2022 , 4% ,
7/15/47 ........................................................ 9,030,000 9,075,565
Glendale Industrial Development Authority ,
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 4% , 5/15/31 ........... 400,000 397,785
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 5% , 5/15/41 ........... 1,000,000 1,004,100

Franklin Tax-Free Trust
Schedule of Investments
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Glendale Industrial Development Authority, (continued)
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 5% , 5/15/56 ........... $ 4,500,000 $ 3,937,128
Industrial Development Authority of the City of Phoenix Arizona (The) ,
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/44 ...... 2,000,000 2,013,915
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/49 ...... 3,120,000 3,086,377
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/54 ...... 2,665,000 2,588,229
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/59 ...... 2,000,000 1,921,394
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/27 425,000 434,142
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/30 700,000 724,352
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/32 250,000 257,861
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/33 600,000 617,539
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/37 3,950,000 4,028,605
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/42 12,800,000 12,885,779
Vista College Preparatory Obligated Group , Revenue , 2018 A , 5% , 7/01/48 ...... 1,000,000 1,005,909
Industrial Development Authority of the County of Pima (The) ,
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 4% , 4/01/40 .... 1,040,000 1,043,694
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 4% , 4/01/41 .... 1,360,000 1,343,651
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 3% , 4/01/51 .... 12,000,000 8,628,939
Industrial Development Authority of the County of Yavapai (The) ,
Yavapai Community Hospital Association Obligated Group , Revenue , 2016 ,
Refunding , 5% , 8/01/34 ............................................ 4,250,000 4,286,346
Yavapai Community Hospital Association Obligated Group , Revenue , 2016 ,
Refunding , 5% , 8/01/36 ............................................ 1,310,000 1,319,947
La Paz County Industrial Development Authority ,
Harmony Public Schools , Revenue , 2018 A , 5% , 2/15/38 .................... 1,000,000 1,019,668
Harmony Public Schools , Revenue , 2018 A , 5% , 2/15/48 .................... 1,000,000 980,871
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group , Revenue , 2019 F , 3% , 1/01/49 ............... 5,000,000 3,792,938
Banner Health Obligated Group , Revenue , A , 4% , 1/01/41 ................... 9,630,000 9,635,310
Banner Health Obligated Group , Revenue , A , 5% , 1/01/41 ................... 37,590,000 38,657,455
Creighton University , Revenue , 2020 , 4% , 7/01/50 ......................... 8,450,000 7,588,871
Highland Prep Obligated Group , Revenue , 2019 , 5% , 1/01/43 ................ 2,275,000 2,336,242
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/36 ....... 2,100,000 2,209,668
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/37 ....... 3,175,000 3,329,647
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/42 ....... 2,750,000 2,847,704
HonorHealth Obligated Group , Revenue , 2021 A , 3% , 9/01/51 ................ 5,600,000 4,021,577
Reid Traditional Schools Obligated Group , Revenue , 2016 , 5% , 7/01/36 ......... 1,120,000 1,121,819
Reid Traditional Schools Obligated Group , Revenue , 2016 , 5% , 7/01/47 ......... 3,325,000 3,147,094
Maricopa County Pollution Control Corp. ,
El Paso Electric Co. , Revenue , 2009 B , Refunding , 3.6% , 4/01/40 ............. 13,500,000 13,133,131
El Paso Electric Co. , Revenue , 2012 A , Refunding , 4.5% , 8/01/42 ............. 10,000,000 10,002,747
a
Public Service Co. of New Mexico , Revenue , 2010 A , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ 4,500,000 4,449,955
a
Public Service Co. of New Mexico , Revenue , 2010 B , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ 2,150,000 2,126,090
Maricopa County Unified School District No. 60 Higley , COP , 2023 , Refunding , AG
Insured , 5% , 6/01/53 ............................................... 3,000,000 3,080,291
Maricopa County Unified School District No. 69 Paradise Valley , GO , 2025 A , 5% ,
7/01/43 ......................................................... 7,150,000 7,921,732
McAllister Academic Village LLC ,
Arizona State University , Revenue , 2016 A , Refunding , 5% , 7/01/37 ............ 2,095,000 2,108,168
Arizona State University , Revenue , 2016 A , Refunding , 5% , 7/01/39 ............ 1,000,000 1,005,631
Mohave County Union High School District No. 2 Colorado River , GO , 2017 , 5% ,
7/01/35 ......................................................... 1,000,000 1,027,790
Pima County Unified School District No. 30 Sahuarita ,
GO , 2017 , BAM Insured , 5% , 7/01/33 ................................... 2,665,000 2,741,297
GO , 2017 , BAM Insured , 5% , 7/01/34 ................................... 2,800,000 2,877,568

Franklin Tax-Free Trust
Schedule of Investments
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Salt River Project Agricultural Improvement & Power District ,
Revenue , 2017 A , Refunding , 5% , 1/01/38 ............................... $ 2,125,000 $ 2,210,479
Revenue , 2019 A , 5% , 1/01/47 ........................................ 2,000,000 2,077,387
Revenue , 2023 A , 5% , 1/01/47 ........................................ 5,000,000 5,307,913
Revenue , 2023 A , 5% , 1/01/50 ........................................ 5,265,000 5,529,037
Revenue , 2023 B , 5.25% , 1/01/53 ..................................... 2,780,000 2,967,233
Revenue , 2024 A , 5.25% , 1/01/54 ..................................... 15,000,000 16,088,970
Salt Verde Financial Corp. ,
Revenue , 2007-1 , 5% , 12/01/32 ....................................... 11,555,000 12,797,604
Revenue , 2007-1 , 5% , 12/01/37 ....................................... 5,000,000 5,574,369
Student & Academic Services LLC , Northern Arizona Capital Facilities Finance Corp. ,
Revenue , 2024 , Refunding , BAM Insured , 5% , 6/01/44 ...................... 1,030,000 1,113,870
Town of Marana , Pledged Excise , Revenue , 2024 , 4% , 7/01/44 ................. 2,250,000 2,263,622
Town of Queen Creek ,
Excise Tax , Revenue , 2018 A , 5% , 8/01/42 ............................... 5,000,000 5,222,930
Excise Tax , Revenue , 2018 A , 5% , 8/01/47 ............................... 5,000,000 5,126,504
Excise Tax , Revenue , 2022 , 5% , 8/01/47 ................................ 1,190,000 1,251,180
Excise Tax , Revenue , 2024 , 5% , 8/01/49 ................................ 4,425,000 4,667,522
Yuma Industrial Development Authority ,
Yuma Regional Medical Center Obligated Group , Revenue , 2024 A , Refunding , AG
Insured , 4% , 8/01/49 .............................................. 4,000,000 3,698,788
Yuma Regional Medical Center Obligated Group , Revenue , 2024 A , Refunding , AG
Insured , 4% , 8/01/54 .............................................. 4,000,000 3,594,345
Yuma Regional Medical Center Obligated Group , Revenue , 2024 A , Refunding ,
5.25% , 8/01/54 .................................................. 1,750,000 1,812,946
558,714,071
Florida 1.0%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 800,000 568,320
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.29%, 3/01/29 ........................................... 6,465,000 5,537,968
6,106,288
Georgia 0.3%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 540,000 577,816
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 2,420,000 1,212,981
1,790,797
Oregon 0.2%
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 1,400,000 1,481,758
Texas 0.7%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 1,916,889
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,542,726
4,459,615
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,800,000 1,604,913
Wisconsin 2.6%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 2,530,000 2,704,953
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,900,000 1,595,846

Franklin Tax-Free Trust
Schedule of Investments
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 348 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. $ 10,975,000 $ 5,519,361
b
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 1,500,000 1,378,815
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 5,075,000 3,410,722
b
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,514,564
16,124,261
U.S. Territories 1.8%
Guam 0.1%
Guam Power Authority , Revenue , 2024 A , Refunding , 5% , 10/01/44 ..............
450,000 475,925
Puerto Rico 1.7%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 3,700,000 3,797,254
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 1,550,000 1,511,440
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 4,906,000 4,815,379
10,124,073
Total U.S. Territories .................................................................... 10,599,998
Total Municipal Bonds (Cost $ 604,881,221 ) .....................................
600,881,701
a a a a
Short Term Investments 0.3%
Municipal Bonds 0.3%
Arizona 0.3%
d
Arizona Health Facilities Authority , Banner Health Obligated Group , Revenue , 2015 C ,
LOC Bank of America NA , Daily VRDN and Put , 1.9% , 1/01/46 ................ 1,900,000 1,900,000
Total Municipal Bonds (Cost $ 1,900,000 ) .......................................
1,900,000
Total Short Term Investments (Cost $ 1,900,000 ) .................................
1,900,000
a
Total Investments (Cost $ 606,781,221 ) 98.8% ...................................
$602,781,701
Other Assets, less Liabilities 1.2% .............................................
7,059,453
Net Assets 100.0% ...........................................................
$609,841,154
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $19,635,632, representing 3.2% of net assets.
c
The rate shown represents the yield at period end.
d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.59 $10.54 $10.26 $11.40 $11.69
Income from investment operations
b
:
Net investment income
c
......................... 0.35 0.32 0.30 0.28 0.25
Net realized and unrealized gains (losses) ........... 0.07 0.05 0.28 (1.15) (0.29)
Total from investment operations .................... 0.42 0.37 0.58 (0.87) (0.04)
Less distributions from:
Net investment income .......................... (0.33) (0.32) (0.30) (0.27) (0.25)
Net asset value, end of year ....................... $10.68 $10.59 $10.54 $10.26 $11.40
Total return
d
................................... 4.11% 3.57% 5.74% (7.63)% (0.43)%
Ratios to average net assets
Expenses ..................................... 0.87%
e
0.85%
f
0.85%
f
0.85%
f
0.83%
f
Net investment income ........................... 3.33% 3.05% 2.90% 2.62% 2.08%
Supplemental data
Net assets, end of year (000’s) ..................... $121,401 $122,273 $121,792 $117,511 $142,935
Portfolio turnover rate ............................ 11.43% 13.97% 15.33% 13.39% 14.21%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.58 $10.54 $10.26 $11.40 $11.68
Income from investment operations
b
:
Net investment income
c
......................... 0.36 0.34 0.31 0.29 0.26
Net realized and unrealized gains (losses) ........... 0.08 0.04 0.28 (1.14) (0.28)
Total from investment operations .................... 0.44 0.38 0.59 (0.85) (0.02)
Less distributions from:
Net investment income .......................... (0.35) (0.34) (0.31) (0.29) (0.26)
Net asset value, end of year ....................... $10.67 $10.58 $10.54 $10.26 $11.40
Total return
d
................................... 4.27% 3.63% 5.90% (7.49)% (0.19)%
Ratios to average net assets
Expenses ..................................... 0.72%
e
0.70%
f
0.70%
f
0.70%
f
0.68%
f
Net investment income ........................... 3.48% 3.20% 3.05% 2.77% 2.24%
Supplemental data
Net assets, end of year (000’s) ..................... $202,362 $227,023 $255,227 $287,013 $386,962
Portfolio turnover rate ............................ 11.43% 13.97% 15.33% 13.39% 14.21%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.72 $10.67 $10.39 $11.54 $11.83
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.28 0.26 0.23 0.20
Net realized and unrealized gains (losses) ........... 0.07 0.05 0.28 (1.15) (0.29)
Total from investment operations .................... 0.37 0.33 0.54 (0.92) (0.09)
Less distributions from:
Net investment income .......................... (0.29) (0.28) (0.26) (0.23) (0.20)
Net asset value, end of year ....................... $10.80 $10.72 $10.67 $10.39 $11.54
Total return
d
................................... 3.55% 3.10% 5.24% (8.00)% (0.83)%
Ratios to average net assets
Expenses ..................................... 1.26%
e
1.25%
f
1.24%
f
1.24%
f
1.23%
f
Net investment income ........................... 2.88% 2.60% 2.44% 2.18% 1.66%
Supplemental data
Net assets, end of year (000’s) ..................... $8,066 $12,151 $16,388 $23,346 $36,062
Portfolio turnover rate ............................ 11.43% 13.97% 15.33% 13.39% 14.21%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.59 $10.55 $10.27 $11.41 $11.69
Income from investment operations
b
:
Net investment income
c
......................... 0.38 0.35 0.33 0.31 0.28
Net realized and unrealized gains (losses) ........... 0.07 0.04 0.28 (1.15) (0.28)
Total from investment operations .................... 0.45 0.39 0.61 (0.84) —
Less distributions from:
Net investment income .......................... (0.36) (0.35) (0.33) (0.30) (0.28)
Net asset value, end of year ....................... $10.68 $10.59 $10.55 $10.27 $11.41
Total return .................................... 4.42% 3.77% 6.03% (7.35)% (0.05)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.58% 0.56% 0.56% 0.56% 0.55%
Expenses net of waiver and payments by affiliates ....... 0.58%
d
0.56%
e
0.56%
e
0.55%
e
0.54%
e
Net investment income ........................... 3.64% 3.34% 3.18% 2.91% 2.38%
Supplemental data
Net assets, end of year (000’s) ..................... $25,629 $16,355 $15,928 $15,147 $23,615
Portfolio turnover rate ............................ 11.43% 13.97% 15.33% 13.39% 14.21%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.58 $10.54 $10.26 $11.40 $11.68
Income from investment operations
b
:
Net investment income
c
......................... 0.37 0.35 0.32 0.30 0.28
Net realized and unrealized gains (losses) ........... 0.08 0.04 0.28 (1.14) (0.28)
Total from investment operations .................... 0.45 0.39 0.60 (0.84) —
Less distributions from:
Net investment income .......................... (0.36) (0.35) (0.32) (0.30) (0.28)
Net asset value, end of year ....................... $10.67 $10.58 $10.54 $10.26 $11.40
Total return .................................... 4.28% 3.83% 6.00% (7.40)% (0.10)%
Ratios to average net assets
Expenses ..................................... 0.62%
d
0.60%
e
0.60%
e
0.60%
e
0.58%
e
Net investment income ........................... 3.58% 3.30% 3.15% 2.87% 2.33%
Supplemental data
Net assets, end of year (000’s) ..................... $139,523 $131,282 $97,040 $97,723 $137,797
Portfolio turnover rate ............................ 11.43% 13.97% 15.33% 13.39% 14.21%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2026
Franklin Colorado Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,400,000 $ 1,481,665
Total Corporate Bonds (Cost $ 1,400,000 ) .......................................
1,481,665
Municipal Bonds 96.0%
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,000,000 1,685,257
Colorado 89.2%
b
Access 25 Metropolitan District No. 2 , GO , 144A, 2023 , 6.75% , 12/01/53 .......... 3,000,000 3,113,295
Adams & Arapahoe Counties Joint School District 28J Aurora , COP , 2025 , BAM
Insured , 5.5% , 12/01/50 ............................................. 2,000,000 2,168,413
Adams & Arapahoe Joint School District 28J Aurora , GO , 2025 , 5.5% , 12/01/47 ..... 3,000,000 3,366,310
Adams State University ,
Revenue , 2012 , 5% , 5/15/37 ......................................... 630,000 630,117
Revenue , 2019 A , Refunding , 4% , 5/15/42 ............................... 1,515,000 1,520,883
Anthem West Metropolitan District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/35 1,950,000 1,953,067
Arapahoe County School District No. 5 Cherry Creek , GO , 2024 , 5.25% , 12/15/44 ... 2,000,000 2,253,350
c
Aurora Crossroads Metropolitan District No. 2 , GO , 2025 A-2 , Refunding , 0.41%,
12/01/55 ........................................................ 4,250,000 3,836,484
Baseline Metropolitan District No. 1 , GO , 2024 A , Refunding , AG Insured , 4% , 12/01/46 2,000,000 1,939,008
Board of Governors of Colorado State University System ,
Revenue , 2013 A , Refunding , 5% , 3/01/43 ............................... 5,000,000 5,879,903
Revenue , 2017 E , Refunding , 4% , 3/01/43 ............................... 4,500,000 4,508,453
Revenue , 2024 A , Refunding , 4% , 3/01/47 ............................... 5,000,000 4,710,358
Revenue , A , Refunding , 4% , 3/01/40 ................................... 5,000,000 5,032,434
Board of Water Commissioners City & County of Denver (The) ,
Revenue , 2017 A , 5% , 9/15/47 ........................................ 5,000,000 5,083,457
Revenue , 2024 A , Refunding , 5% , 9/15/54 ............................... 1,500,000 1,576,278
b
Broadway Park North Metropolitan District No. 2 , GO , 144A, 2020 , Refunding , 5% ,
12/01/40 ........................................................ 1,325,000 1,338,980
Bromley Park Metropolitan District No. 2 , GO , 2023 , Refunding , BAM Insured , 5.375% ,
12/01/53 ........................................................ 2,500,000 2,657,690
b
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-1 , Refunding , 5% ,
12/01/49 ........................................................ 4,227,000 3,967,227
Castle Oaks Metropolitan District No. 3 , GO , 2020 , Refunding , AG Insured , 4% ,
12/01/45 ........................................................ 1,140,000 1,118,263
CCP Metropolitan District No. 3 , GO , 2024 , Refunding , 5% , 12/01/53 ............. 1,175,000 1,164,166
Centennial Water & Sanitation District , Revenue , 2019 , 5.25% , 12/01/48 .......... 2,135,000 2,209,906
Cherokee Metropolitan District ,
Revenue , 2020 , BAM Insured , 4% , 8/01/45 .............................. 2,250,000 2,237,793
Revenue , 2020 , BAM Insured , 4% , 8/01/50 .............................. 1,400,000 1,336,470
City & County of Denver ,
Airport System , Revenue , 2022 A , 5% , 11/15/37 ........................... 4,250,000 4,704,030
Airport System , Revenue , 2022 D , Refunding , 5% , 11/15/53 .................. 5,000,000 5,101,868
Airport System , Revenue , 2023 B , Refunding , 5.5% , 11/15/42 ................ 1,000,000 1,118,198
Airport System , Revenue , 2023 B , Refunding , 5.5% , 11/15/43 ................ 1,000,000 1,107,635
Airport System , Revenue, Sub. Lien , 2018 A , Refunding , 5.25% , 12/01/48 ....... 5,000,000 5,088,260
Airport System , Revenue, Sub. Lien , 2018 B , Refunding , 5% , 12/01/48 .......... 4,440,000 4,523,326
Pledged Excise Tax , Revenue , 2016 A , Refunding , 4% , 8/01/46 ............... 3,500,000 3,452,910
Pledged Excise Tax , Revenue , 2018 A-1 , 5% , 8/01/48 ...................... 5,000,000 5,024,286
City of Aurora , Water , Revenue, First Lien , 2024 , 4% , 8/01/54 .................. 2,250,000 2,102,600
City of Brighton , Water Activity , Revenue , 2025 , 4.25% , 6/01/55 ................. 3,000,000 2,893,262
City of Colorado Springs ,
Utilities System , GO , 2025 A , 5.25% , 11/15/50 ............................ 5,000,000 5,424,635
Utilities System , Revenue , 2024 A , 5% , 11/15/49 .......................... 1,500,000 1,593,089
Utilities System , Revenue , 2024 A , 5.25% , 11/15/54 ........................ 5,000,000 5,351,059

Franklin Tax-Free Trust
Schedule of Investments
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
City of Fort Collins , Electric Utility Enterprise , Revenue , 2018 A , 5% , 12/01/42 ...... $ 13,500,000 $ 14,018,759
City of Grand Junction ,
COP , 2021 , 4% , 12/01/45 ............................................ 2,005,000 1,993,537
Sales & Use Tax , Revenue , 2020 B , 4% , 3/01/49 .......................... 3,775,000 3,526,413
Colorado Bridge & Tunnel Enterprise ,
Revenue , 2024 A , AG Insured , 5.5% , 12/01/54 ............................ 1,000,000 1,081,630
Revenue , 2024 B , Refunding , 5% , 12/01/49 .............................. 2,925,000 3,113,485
Revenue, Senior Lien , 2025 A , AG Insured , 5.25% , 12/01/54 ................. 3,490,000 3,720,177
Colorado Educational & Cultural Facilities Authority ,
Addenbrooke Classical Academy, Inc. , Revenue , 2025 A , Refunding , BAM Insured ,
5% , 6/01/55 .................................................... 750,000 767,330
Alexander Dawson School LLC (The) , Revenue , 2010 , 5% , 2/15/40 ............ 5,280,000 5,288,075
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/36 .................... 425,000 428,483
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/41 .................... 150,000 142,231
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/51 .................... 370,000 308,502
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/61 .................... 550,000 437,196
Denver School of Science & Technology, Inc. , Revenue , 2021 , 3% , 8/01/41 ...... 1,460,000 1,213,549
Denver School of Science & Technology, Inc. , Revenue , 2021 , 3% , 8/01/51 ...... 3,635,000 2,486,522
Eagle Ridge Academy , Revenue , 2022 A , Refunding , 5% , 11/01/37 ............ 1,000,000 1,072,433
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/32 ....... 280,000 285,469
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/52 ....... 1,355,000 1,137,219
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/62 ....... 1,600,000 1,287,051
James Irwin Educational Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/52 750,000 738,159
James Irwin Educational Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/57 1,765,000 1,715,780
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/46 .................... 320,000 274,292
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/56 .................... 1,000,000 793,980
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/61 .................... 2,210,000 1,714,275
Pinnacle Charter School, Inc. , Revenue , 2021 A , Refunding , 4% , 12/01/50 ....... 5,820,000 5,168,367
Roosevelt Charter Academy , Revenue , 2025 A , BAM Insured , 5% , 7/01/55 ....... 725,000 739,132
Union Colony Schools , Revenue , 2018 , Refunding , 5% , 4/01/48 ............... 715,000 717,543
University of Denver , Revenue , 2017 A , 5% , 3/01/47 ....................... 3,950,000 3,987,592
West Ridge Academy Charter School , Revenue , 2019 A , Refunding , 5% , 6/01/49 .. 400,000 399,983
Westgate Community School , Revenue , 2021 A , Refunding , 4% , 7/01/41 ........ 2,370,000 2,281,985
Windsor Charter Academy Obligated Group , Revenue , 2020 , Refunding , 4% , 9/01/50 2,400,000 2,085,909
Colorado Health Facilities Authority ,
AdventHealth Obligated Group , Revenue , 2016 A , Refunding , 4% , 11/15/41 ...... 3,000,000 3,001,229
AdventHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/15/39 ...... 5,005,000 5,328,771
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/35 ....................................................... 1,575,000 1,603,277
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/37 ....................................................... 850,000 855,894
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/38 ....................................................... 705,000 706,814
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/39 ....................................................... 835,000 837,780
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/40 ....................................................... 725,000 727,041
BSLC II Obligated Group , Revenue , 2018 A-1 , Refunding , 4.75% , 9/15/53 ....... 1,500,000 1,395,745
BSLC II Obligated Group , Revenue, Second Tier , 2025 , 5.5% , 9/15/54 .......... 2,000,000 2,020,313
BSLC Obligated Group , Revenue , 2018 A-1 , Refunding , 5% , 9/15/48 ........... 3,000,000 2,991,980
Children's Hospital Colorado Obligated Group , Revenue , 2016 A , 5% , 12/01/41 ... 5,195,000 5,212,176
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/38 3,000,000 3,149,856
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/39 2,000,000 2,092,146
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 4% , 8/01/49 9,990,000 8,898,473
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5.25% , 11/01/52 ...... 3,000,000 3,123,268
CommonSpirit Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
12/01/54 ....................................................... 4,000,000 4,157,714

Franklin Tax-Free Trust
Schedule of Investments
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
CommonSpirit Health Obligated Group , Revenue , 2025 A , Refunding , 5% , 9/01/35 . $ 1,000,000 $ 1,157,637
Covenant Living Communities and Services Obligated Group , Revenue , 2018 A , 5% ,
12/01/48 ....................................................... 5,000,000 5,005,174
Covenant Living Communities and Services Obligated Group , Revenue , 2020 A ,
Refunding , 4% , 12/01/50 ........................................... 5,700,000 4,869,753
Covenant Living Communities and Services Obligated Group , Revenue , 2025 A ,
Refunding , 5.125% , 12/01/45 ....................................... 1,000,000 1,033,961
Craig Hospital Obligated Group , Revenue , 2025 A , 5.25% , 12/01/50 ............ 3,000,000 3,146,295
Craig Hospital Obligated Group , Revenue , 2025 A , 5.5% , 12/01/55 ............. 3,535,000 3,740,351
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2025 A , Refunding , 5.25% ,
5/15/48 ........................................................ 1,500,000 1,542,261
Intermountain Healthcare Obligated Group , Revenue , 2019 A , Refunding , 4% ,
1/01/38 ........................................................ 3,660,000 3,727,055
Intermountain Healthcare Obligated Group , Revenue , 2024 A , Refunding , 5% ,
5/15/54 ........................................................ 1,100,000 1,132,542
Sanford Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/01/44 .......... 3,495,000 3,598,474
Sanford Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/01/49 .......... 8,050,000 8,175,767
University of Colorado Health Obligated Group , Revenue , 2020 A , Pre-Refunded ,
4% , 9/01/50 .................................................... 6,275,000 6,764,523
Valley View Hospital Association , Revenue , 2015 , 5% , 5/15/40 ................ 2,000,000 2,002,011
Valley View Hospital Association , Revenue , 2015 , 5% , 5/15/45 ................ 1,000,000 1,000,584
Colorado High Performance Transportation Enterprise , C-470 Express Lanes System ,
Revenue , 2017 , 5% , 12/31/47 ........................................ 2,555,000 2,555,032
Colorado Housing and Finance Authority ,
Revenue , 2019 B-1 , I , 3.15% , 10/01/44 ................................. 1,000,000 872,457
Revenue , 2019 B-1 , I , 3.25% , 10/01/49 ................................. 1,000,000 831,242
Colorado School of Mines , Revenue , 2023 C , 5.25% , 12/01/53 ................. 3,000,000 3,169,358
Colorado Science and Technology Park Metropolitan District No. 1 , Revenue , 2024 A ,
Refunding , AG Insured , 5% , 12/01/54 ................................... 750,000 760,012
Colorado Springs School District No. 11 Facilities Corp. , COP , 2024 , BAM Insured ,
5.25% , 12/15/48 ................................................... 1,000,000 1,064,927
Crystal Valley Metropolitan District No. 2 , GO , 2020 A , Refunding , AG Insured , 3% ,
12/01/49 ........................................................ 3,000,000 2,219,928
Denver City & County Housing Authority , 4965 Washington Street LLLP , Revenue ,
2025 A , 5% , 12/01/45 ............................................... 3,500,000 3,620,679
Denver City & County School District No. 1 ,
GO , 2017 , 5% , 12/01/41 ............................................. 5,000,000 5,071,936
GO , 2025 C , 5.5% , 12/01/49 ......................................... 5,000,000 5,550,807
Denver Convention Center Hotel Authority , Revenue, Senior Lien , 2016 , Refunding ,
5% , 12/01/40 ..................................................... 9,775,000 9,831,011
Denver Health & Hospital Authority ,
COP , 2018 , 5% , 12/01/48 ............................................ 5,255,000 5,279,183
Revenue , 2014 A , 5.25% , 12/01/45 .................................... 9,250,000 9,254,463
Revenue , 2019 A , Refunding , 5% , 12/01/30 .............................. 1,000,000 1,074,679
Revenue , 2019 A , Refunding , 5% , 12/01/32 .............................. 1,330,000 1,418,513
Revenue , 2019 A , Refunding , 4% , 12/01/37 .............................. 3,540,000 3,517,076
Revenue , 2025 A , 5.125% , 12/01/50 ................................... 1,015,000 1,028,440
Revenue , 2025 A , 6% , 12/01/55 ....................................... 1,000,000 1,078,276
Denver International Business Center Metropolitan District No. 1 , GO , 2019 A , 4% ,
12/01/48 ........................................................ 350,000 304,519
Eagle River Water & Sanitation District , GO , 2016 , 5% , 12/01/45 ................ 1,360,000 1,370,813
East Cherry Creek Valley Water and Sanitation District ,
Revenue , 2019 A , 4% , 11/15/38 ....................................... 1,000,000 1,023,203
Revenue , 2019 A , 4% , 11/15/39 ....................................... 1,200,000 1,226,827
Erie Farm Metropolitan District , GO , 2021 , Refunding , AG Insured , 4% , 12/01/51 .... 1,200,000 1,087,675
Evan's Place Metropolitan District , GO , 2020 A-3 , 5% , 12/01/40 ................. 550,000 555,379

Franklin Tax-Free Trust
Schedule of Investments
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
b
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 $ 3,500,000 $ 3,572,839
Gunnison County Housing Authority , Revenue , 2025 , BAM Insured , 5.125% , 6/01/55 . 1,350,000 1,397,958
Gunnison Watershed School District No. Re 1J , GO , 2023 , 5% , 12/01/47 .......... 3,250,000 3,423,229
Johnstown Plaza Metropolitan District , GO , 2022 , Refunding , 4.25% , 12/01/46 ..... 3,000,000 2,955,503
Lakes at Centerra Metropolitan District No. 2 , GO , 2024 A , Refunding , AG Insured ,
4.5% , 12/01/54 ................................................... 2,500,000 2,408,069
Lambertson Farms Metropolitan District No. 1 , Revenue , 2024 A , Refunding , AG
Insured , 4.25% , 12/15/54 ............................................ 1,000,000 937,194
Larimer County School District No. R-1 Poudre ,
GO , 2018 , 5% , 12/15/39 ............................................. 2,660,000 2,803,832
GO , 2018 , 5% , 12/15/40 ............................................. 2,340,000 2,462,228
Meridian Metropolitan District , GO , 2023 , AG Insured , 4.375% , 12/01/53 .......... 2,000,000 1,934,595
Mesa County Valley School District No. 51 Grand Junction , GO , 2025 , 5.25% , 12/01/49 2,000,000 2,163,766
North Pine Vistas Metropolitan District No. 2 , GO , 2022 , Refunding , AG Insured , 5% ,
12/01/52 ........................................................ 1,125,000 1,155,453
Park 70 Metropolitan District ,
GO , 2016 , Refunding , 5% , 12/01/36 .................................... 1,000,000 1,008,363
GO , 2016 , Refunding , 5% , 12/01/46 .................................... 1,500,000 1,501,283
Park Creek Metropolitan District ,
Westerly Creek District Service Area , Revenue, Senior Lien , 2018 A , 5% , 12/01/46 . 2,875,000 2,932,161
Westerly Creek District Service Area , Revenue, Senior Lien , 2024 A , AG Insured ,
4.5% , 12/01/51 .................................................. 1,500,000 1,480,261
Westerly Creek District Service Area , Tax Allocation, Senior Lien , 2024 A , AG
Insured , 4.25% , 12/01/47 .......................................... 1,000,000 977,464
Westerly Creek District Service Area , Tax Allocation, Senior Lien , 2025 , Refunding ,
AG Insured , 5% , 12/01/41 .......................................... 1,000,000 1,096,783
Parker Water & Sanitation District , Revenue , 2018 , 5% , 11/01/42 ................ 6,475,000 6,661,195
Patriot Park Metropolitan District No. 2 , GO , 2021 , 4.3% , 12/01/50 ............... 534,000 464,672
Prairie Center Metropolitan District No. 3 , GO , 2024 B , 5.875% , 12/15/46 ......... 1,000,000 1,060,596
Prairie Center Metropolitan District No. 7 ,
GO , 2020 , 4.125% , 12/15/36 ......................................... 390,000 392,392
GO , 2020 , 4.875% , 12/15/44 ......................................... 725,000 726,805
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............ 9,900,000 12,263,429
Regional Transportation District ,
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/34 ........ 550,000 568,465
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/35 ........ 1,750,000 1,800,759
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/38 ........ 700,000 708,575
Sales Tax , Revenue , 2016 A , 5% , 11/01/41 ............................... 10,000,000 10,127,990
Sales Tax , Revenue , 2016 A , 5% , 11/01/46 ............................... 6,000,000 6,048,746
Silver Peaks Metropolitan District No. 3 , GO, Senior Lien , 2020 A , 5% , 12/01/50 .... 1,000,000 969,285
South Timnath Metropolitan District No. 2 , GO , 2016 , Refunding , 5% , 12/01/42 ..... 5,690,000 5,710,215
State of Colorado ,
COP , 2020 , Refunding , 4% , 6/15/40 .................................... 1,315,000 1,346,466
COP , 2020 A , 4% , 12/15/38 .......................................... 3,555,000 3,692,804
COP , 2020 R , 4% , 3/15/45 ........................................... 5,000,000 4,971,272
COP , 2024 A , 4% , 11/01/53 .......................................... 2,000,000 1,811,612
Sterling Hills West Metropolitan District , GO , 2017 , Refunding , 5% , 12/01/39 ....... 1,125,000 1,163,586
Thompson Crossing Metropolitan District No. 2 , GO , 2016 B , Refunding , AG Insured ,
5% , 12/01/46 ..................................................... 4,500,000 4,518,286
Town of Monument , COP , 2020 , AG Insured , 4% , 12/01/45 .................... 2,000,000 1,930,427
Trails at Crowfoot Metropolitan District No. 3 , GO , 2024 A , Refunding , AG Insured ,
4.25% , 12/01/54 ................................................... 2,000,000 1,842,475
University of Colorado , Revenue , 2025 A , 4.25% , 6/01/55 ..................... 4,055,000 3,930,044
Upper Eagle Regional Water Authority , Revenue , 2024 , BAM Insured , 4.25% , 12/01/53 2,000,000 1,932,146
Whispering Pines Metropolitan District No. 1 , GO , 2023 , Refunding , AG Insured , 5% ,
12/01/52 ........................................................ 900,000 928,550
Wildwing Metropolitan District No. 5 , GO , 2024 , Refunding , AG Insured , 4.5% , 12/01/53 750,000 723,259

Franklin Tax-Free Trust
Schedule of Investments
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Windsor Highlands Metropolitan District No. 4 , GO , 2024 , Refunding , BAM Insured ,
4.5% , 12/01/53 ................................................... $ 2,000,000 $ 1,982,933
443,265,786
Florida 1.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,104,000 3,779,938
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 800,000 568,320
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.29%, 3/01/29 ........................................... 4,920,000 4,214,509
8,562,767
Georgia 0.4%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 550,000 588,516
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 2,735,000 1,370,870
1,959,386
South Carolina 0.1%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 695,000 641,066
Texas 0.4%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,400,000 1,849,255
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,400,000 1,248,265
Wisconsin 2.5%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 2,570,000 2,747,719
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,400,000 1,175,886
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 12,405,000 6,238,513
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 3,650,000 2,453,032
12,615,150
U.S. Territories 1.1%
Guam 0.5%
Antonio B Won Pat International Airport Authority , Revenue , 2024 A , 5.25% , 10/01/39 600,000 661,363
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,500,000 1,530,991
2,192,354
Puerto Rico 0.6%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,200,000 1,231,542
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 1,024,451
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
750,000 736,146
2,992,139
Total U.S. Territories .................................................................... 5,184,493
Total Municipal Bonds (Cost $ 483,795,669 ) .....................................
477,011,425
Total Long Term Investments (Cost $ 485,195,669 ) ...............................
478,493,090
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments 2.6%
a a
Principal
Amount
a
Value
Municipal Bonds 2.6%
Colorado 2.6%
d
Colorado Health Facilities Authority ,
Children's Hospital Colorado Obligated Group , Revenue , 2020 A , Refunding , LOC TD
Bank NA , Daily VRDN and Put , 1.9% , 12/01/52 .......................... $ 2,600,000 $ 2,600,000
Intermountain Healthcare Obligated Group , Revenue , 2024 D , Daily VRDN and Put ,
1.9% , 5/15/64 ................................................... 10,400,000 10,400,000
13,000,000
Total Municipal Bonds (Cost $ 13,000,000 ) ......................................
13,000,000
Total Short Term Investments (Cost $ 13,000,000 ) ................................
13,000,000
a
Total Investments (Cost $ 498,195,669 ) 98.9% ...................................
$491,493,090
Other Assets, less Liabilities 1.1% .............................................
5,487,762
Net Assets 100.0% ...........................................................
$496,980,852
See Abbreviations on page 348 .
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $24,142,674, representing 4.9% of net assets.
c
The rate shown represents the yield at period end.
d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.15 $9.12 $8.86 $9.85 $10.17
Income from investment operations
b
:
Net investment income
c
......................... 0.26 0.24 0.24 0.22 0.20
Net realized and unrealized gains (losses) ........... 0.14 0.03 0.26 (0.99) (0.32)
Total from investment operations .................... 0.40 0.27 0.50 (0.77) (0.12)
Less distributions from:
Net investment income .......................... (0.25) (0.24) (0.24) (0.22) (0.20)
Net asset value, end of year ....................... $9.30 $9.15 $9.12 $8.86 $9.85
Total return
d
................................... 4.42% 3.14% 5.78% (7.84)% (1.23)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.01% 1.00% 0.98% 0.97% 0.98%
Expenses net of waiver and payments by affiliates ....... 0.90% 0.90%
e
0.90%
e
0.91%
e
0.98%
e
Net investment income ........................... 2.85% 2.66% 2.74% 2.44% 1.95%
Supplemental data
Net assets , end of year (000’s) ..................... $31,568 $31,359 $29,938 $27,698 $34,084
Portfolio turnover rate ............................ 10.75% 12.35% 13.95% 14.70% 23.52%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.15 $9.11 $8.85 $9.84 $10.16
Income from investment operations
b
:
Net investment income
c
......................... 0.27 0.26 0.26 0.23 0.22
Net realized and unrealized gains (losses) ........... 0.14 0.04 0.26 (0.99) (0.32)
Total from investment operations .................... 0.41 0.30 0.52 (0.76) (0.10)
Less distributions from:
Net investment income .......................... (0.27) (0.26) (0.26) (0.23) (0.22)
Net asset value, end of year ....................... $9.29 $9.15 $9.11 $8.85 $9.84
Total return
d
................................... 4.58% 3.30% 5.94% (7.71)% (1.08)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.86% 0.85% 0.83% 0.83% 0.83%
Expenses net of waiver and payments by affiliates ....... 0.75% 0.75%
e
0.75%
e
0.76%
e
0.83%
e
Net investment income ........................... 3.00% 2.81% 2.89% 2.59% 2.12%
Supplemental data
Net assets , end of year (000’s) ..................... $73,197 $79,581 $89,034 $93,653 $119,599
Portfolio turnover rate ............................ 10.75% 12.35% 13.95% 14.70% 23.52%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.22 $9.18 $8.92 $9.92 $10.24
Income from investment operations
b
:
Net investment income
c
......................... 0.22 0.21 0.21 0.18 0.16
Net realized and unrealized gains (losses) ........... 0.15 0.03 0.26 (1.00) (0.32)
Total from investment operations .................... 0.37 0.24 0.47 (0.82) (0.16)
Less distributions from:
Net investment income .......................... (0.22) (0.20) (0.21) (0.18) (0.16)
Net asset value, end of year ....................... $9.37 $9.22 $9.18 $8.92 $9.92
Total return
d
................................... 4.08% 2.70% 5.31% (8.26)% (1.62)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.41% 1.39% 1.37% 1.37% 1.38%
Expenses net of waiver and payments by affiliates ....... 1.30% 1.29%
e
1.29%
e
1.31%
e
1.38%
e
Net investment income ........................... 2.43% 2.23% 2.31% 2.01% 1.58%
Supplemental data
Net assets , end of year (000’s) ..................... $2,705 $2,762 $4,067 $4,828 $7,281
Portfolio turnover rate ............................ 10.75% 12.35% 13.95% 14.70% 23.52%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.15 $9.11 $8.85 $9.84 $10.16
Income from investment operations
b
:
Net investment income
c
......................... 0.28 0.27 0.27 0.25 0.23
Net realized and unrealized gains (losses) ........... 0.14 0.04 0.26 (1.00) (0.32)
Total from investment operations .................... 0.42 0.31 0.53 (0.75) (0.09)
Less distributions from:
Net investment income .......................... (0.28) (0.27) (0.27) (0.24) (0.23)
Net asset value, end of year ....................... $9.29 $9.15 $9.11 $8.85 $9.84
Total return .................................... 4.71% 3.43% 6.08% (7.58)% (0.91)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.70% 0.71% 0.69% 0.69% 0.68%
Expenses net of waiver and payments by affiliates ....... 0.62% 0.62%
d
0.63%
d
0.63%
d
0.67%
d
Net investment income ........................... 3.14% 2.94% 3.03% 2.75% 2.27%
Supplemental data
Net assets , end of year (000’s) ..................... $11,871 $7,950 $6,947 $2,952 $1,815
Portfolio turnover rate ............................ 10.75% 12.35% 13.95% 14.70% 23.52%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.14 $9.10 $8.84 $9.83 $10.15
Income from investment operations
b
:
Net investment income
c
......................... 0.28 0.26 0.27 0.24 0.23
Net realized and unrealized gains (losses) ........... 0.14 0.04 0.25 (0.99) (0.32)
Total from investment operations .................... 0.42 0.30 0.52 (0.75) (0.09)
Less distributions from:
Net investment income .......................... (0.27) (0.26) (0.26) (0.24) (0.23)
Net asset value, end of year ....................... $9.29 $9.14 $9.10 $8.84 $9.83
Total return .................................... 4.80% 3.40% 6.05% (7.63)% (0.98)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.77% 0.76% 0.73% 0.73% 0.73%
Expenses net of waiver and payments by affiliates ....... 0.65% 0.65%
d
0.65%
d
0.66%
d
0.73%
d
Net investment income ........................... 3.11% 2.91% 3.01% 2.69% 2.22%
Supplemental data
Net assets , end of year (000’s) ..................... $41,679 $30,246 $15,886 $14,477 $20,378
Portfolio turnover rate ............................ 10.75% 12.35% 13.95% 14.70% 23.52%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2026
Franklin Connecticut Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.3%
Connecticut 90.7%
City of Bridgeport ,
GO , 2021 A , BAM Insured , 4% , 8/01/46 ................................. $ 375,000 $ 368,644
GO , 2021 A , BAM Insured , 4% , 8/01/51 ................................. 575,000 546,413
GO , 2024 A , Refunding , BAM Insured , 5% , 7/01/44 ........................ 550,000 600,818
City of New Britain , GO , 2017 C , AG Insured , 5% , 3/01/36 ..................... 1,000,000 1,021,269
City of New Haven ,
GO , 2021 A , Refunding , 4% , 8/01/41 ................................... 2,000,000 2,005,060
GO , 2025 , Refunding , AG Insured , 5% , 8/01/44 ........................... 300,000 325,059
City of Stamford , Water Pollution Control System & Facility , Revenue , 2013 A , 5.25% ,
8/15/43 ......................................................... 1,000,000 1,000,939
City of West Haven , GO , 2021 , BAM Insured , 4% , 9/15/41 ..................... 565,000 572,164
Connecticut Housing Finance Authority ,
Revenue , 2019 E-E1 , 3.05% , 11/15/44 .................................. 5,000,000 4,339,855
Revenue , 2019 E-E1 , 3.1% , 11/15/49 ................................... 2,000,000 1,583,482
Revenue , 2020 C-1 , Refunding , 2.05% , 5/15/37 ........................... 1,000,000 841,111
Revenue , 2020 C-2 , Refunding , 2.2% , 11/15/34 ........................... 960,000 847,997
Connecticut Municipal Electric Energy Cooperative , Revenue , 2021 A , Refunding , 5% ,
1/01/37 ......................................................... 135,000 150,362
Connecticut State Health & Educational Facilities Authority ,
Area Cooperative Educational Services , Revenue , C , Refunding , 5% , 7/01/42 .... 240,000 266,013
Area Cooperative Educational Services , Revenue , C , Refunding , 5% , 7/01/43 .... 140,000 153,899
Area Cooperative Educational Services , Revenue , C , Refunding , 5% , 7/01/44 .... 320,000 348,092
Area Cooperative Educational Services , Revenue , C , Refunding , 5% , 7/01/45 .... 400,000 429,678
Avon Old Farms School Obligated Group , Revenue , D-1 , Refunding , 4% , 7/01/46 .. 1,000,000 943,067
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/38 315,000 323,372
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/39 380,000 388,569
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/42 860,000 871,413
Connecticut Children's Medical Center Obligated Group , Revenue , E , 5.25% , 7/15/48 3,375,000 3,577,654
Connecticut College , Revenue , L-1 , Refunding , 4% , 7/01/46 .................. 5,000,000 4,865,783
Covenant Living Communities and Services Obligated Group , Revenue , 2018 B , 5% ,
12/01/40 ....................................................... 4,000,000 4,080,241
Fairfield University , Revenue , Q-1 , 5% , 7/01/46 ........................... 9,000,000 9,024,978
Fairfield University , Revenue , V , 5.25% , 7/01/47 ........................... 620,000 676,790
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/46 .......... 4,500,000 4,243,801
Hartford HealthCare Obligated Group , Revenue , 2026 A , Refunding , 5.5% , 7/01/51 2,000,000 2,170,545
Hartford HealthCare Obligated Group , Revenue , 2026 A , Refunding , 5.5% , 7/01/55 1,300,000 1,397,733
Jerome Home , Revenue , 2021 E , Refunding , 4% , 7/01/41 ................... 735,000 700,258
Jerome Home , Revenue , 2021 E , Refunding , 4% , 7/01/51 ................... 1,250,000 1,014,297
Masonicare Corp. Obligated Group , Revenue , F , Refunding , 5% , 7/01/43 ........ 1,000,000 1,000,951
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/38 ..... 1,000,000 1,007,780
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/41 ..... 6,310,000 6,299,931
Quinnipiac University , Revenue , L , Refunding , 5% , 7/01/45 .................. 8,250,000 8,254,766
Sacred Heart University, Inc. , Revenue , I-1 , Refunding , 5% , 7/01/42 ............ 4,375,000 4,452,056
Sacred Heart University, Inc. , Revenue , K , 5% , 7/01/35 ..................... 550,000 599,135
Sacred Heart University, Inc. , Revenue , K , 4% , 7/01/45 ..................... 1,200,000 1,167,373
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 4% , 7/01/37 ... 2,550,000 2,608,129
Taft School Corp. (The) , Revenue , L , Refunding , 3% , 7/01/46 ................. 2,210,000 1,794,811
Trinity Health Corp. Obligated Group , Revenue , 2016 CT , 5% , 12/01/45 ......... 5,000,000 5,014,202
Trustees of Trinity College (The) , Revenue , R , Refunding , 4% , 6/01/45 .......... 2,500,000 2,419,229
Trustees of Trinity College (The) , Revenue , S , Refunding , 4% , 6/01/51 .......... 4,800,000 4,322,346
Trustees of Trinity College (The) , Revenue , T-1 , Refunding , 5% , 6/01/49 ......... 400,000 425,260
University of Hartford (The) , Revenue , 2022 P , 5.375% , 7/01/52 ............... 2,000,000 1,882,309
Yale University , Revenue , 2015 A , Refunding , 5% , 7/01/35 ................... 2,435,000 2,953,625
Yale University , Revenue , X-2 , 5% , 7/01/37 .............................. 3,000,000 3,512,315
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/44 520,000 567,268
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/45 500,000 540,124
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/46 500,000 536,782

Franklin Tax-Free Trust
Schedule of Investments
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
Connecticut State Health & Educational Facilities Authority, (continued)
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/47 $ 495,000 $ 526,735
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/48 500,000 528,532
Connecticut State Higher Education Supplement Loan Authority ,
Revenue , 2020 B , 3.25% , 11/15/36 .................................... 1,360,000 1,315,827
Revenue , 2020 D , Pre-Refunded , 3% , 11/15/35 ........................... 1,145,000 1,151,518
Revenue , 2021 B , 2.25% , 11/15/37 .................................... 2,355,000 2,004,823
Revenue , 2025 B-1 , 5% , 11/15/40 ..................................... 500,000 520,573
South Central Connecticut Regional Water Authority ,
Revenue , 38th , Refunding , 5% , 8/01/38 ................................. 1,000,000 1,175,875
Revenue , 38th , Refunding , 5% , 8/01/40 ................................. 500,000 576,659
Revenue , 38th , Refunding , 5% , 8/01/41 ................................. 300,000 341,920
Revenue , 39th A , 5% , 8/01/54 ........................................ 1,000,000 1,056,135
Revenue, Second Series , 32nd B , Refunding , 5% , 8/01/38 ................... 1,720,000 1,735,498
State of Connecticut ,
GO , 2020 A , 4% , 1/15/38 ............................................ 7,250,000 7,483,449
GO , 2020 C , 4% , 6/01/39 ............................................ 600,000 618,035
GO , 2024 G , 5% , 11/15/41 ........................................... 3,990,000 4,543,424
GO , 2025 C , 5% , 8/15/44 ............................................ 2,000,000 2,222,725
Special Tax , 2018 A , 5% , 1/01/36 ...................................... 1,000,000 1,041,642
Special Tax , 2020 A , 5% , 5/01/35 ...................................... 4,500,000 4,937,502
Special Tax , 2020 A , 5% , 5/01/40 ...................................... 2,000,000 2,151,182
Special Tax , 2021 A , 5% , 5/01/41 ...................................... 1,500,000 1,630,219
Special Tax , 2021 D , 4% , 11/01/40 ..................................... 2,075,000 2,138,898
Special Tax , 2024 A-2 , 5% , 7/01/45 .................................... 1,250,000 1,373,669
Bradley International Airport CFC , Revenue , 2019 A , AG Insured , 5% , 7/01/49 .... 1,400,000 1,416,641
Clean Water Fund - State Revolving Fund , Revenue , 2015 A , 5% , 3/01/34 ....... 1,000,000 1,001,771
Clean Water Fund - State Revolving Fund , Revenue , 2017 A , 5% , 5/01/37 ....... 1,000,000 1,027,129
a
Special Tax , Special Tax , 2025 A , Refunding , 5% , 7/01/45 ................... 1,000,000 1,108,266
Town of Hamden , GO , 2021 , Refunding , BAM Insured , 4% , 8/15/41 .............. 500,000 509,495
Town of Stafford ,
GO , 2021 , Refunding , 3% , 2/01/36 ..................................... 250,000 248,920
GO , 2021 , Refunding , 3% , 2/01/38 ..................................... 310,000 304,264
GO , 2021 , Refunding , 3% , 2/01/41 ..................................... 300,000 274,150
Town of Stratford , GO , 2017 , AG Insured , 5% , 7/01/33 ........................ 1,000,000 1,002,032
University of Connecticut , Revenue , 2017 A , 5% , 1/15/37 ..................... 1,000,000 1,020,373
146,025,629
Florida 0.9%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 500,000 355,200
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.29%, 3/01/29 ........................................... 1,325,000 1,135,005
1,490,205
Georgia 0.3%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 185,000 197,955
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 420,000 210,518
408,473
Illinois 0.6%
State of Illinois , GO , 2020 C , 4% , 10/01/42 ................................ 1,000,000 965,825
Texas 0.3%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 615,000 473,872

Franklin Tax-Free Trust
Schedule of Investments
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ $ 500,000 $ 445,809
Wisconsin 1.7%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 855,000 914,124
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 400,000 335,967
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 1,910,000 960,545
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 800,000 537,651
2,748,287
U.S. Territories 2.5%
Guam 1.6%
Antonio B Won Pat International Airport Authority , Revenue , 2024 A , 5.25% , 10/01/36 365,000 410,519
Guam Government Waterworks Authority ,
Water And Wastewater System , Revenue , 2025 A , 5.25% , 7/01/50 ............. 600,000 623,389
Water And Wastewater System , Revenue , 2025 A , 5.5% , 7/01/55 .............. 1,000,000 1,051,124
Territory of Guam , Revenue , 2025 G , Refunding , 5.25% , 1/01/39 ................
500,000 561,307
2,646,339
Puerto Rico 0.9%
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
1,500,000 1,472,293
Total U.S. Territories .................................................................... 4,118,632
Total Municipal Bonds (Cost $ 159,774,421 ) .....................................
156,676,732
a a a a
a
Total Investments (Cost $ 159,774,421 ) 97.3% ...................................
$156,676,732
Other Assets, less Liabilities 2.7% .............................................
4,342,850
Net Assets 100.0% ...........................................................
$161,019,582
See A bbreviations on page 348 .
a
Security purchased on a when-issued basis. See Note 1(b).
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $3,283,504, representing 2.0% of net assets.
c
The rate shown represents the yield at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.35 $11.27 $11.02 $11.82 $12.22
Income from investment operations
b
:
Net investment income
c
......................... 0.37 0.32 0.30 0.26 0.23
Net realized and unrealized gains (losses) ........... 0.23 0.08 0.25 (0.82) (0.40)
Total from investment operations .................... 0.60 0.40 0.55 (0.56) (0.17)
Less distributions from:
Net investment income .......................... (0.36) (0.32) (0.30) (0.24) (0.23)
Net asset value, end of year ....................... $11.59 $11.35 $11.27 $11.02 $11.82
Total return
d
................................... 5.46% 3.63% 5.05% (4.70)% (1.42)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.83% 0.81% 0.81% 0.83% 0.80%
Expenses net of waiver and payments by affiliates ....... 0.71% 0.71%
e
0.70%
e
0.71%
e
0.70%
e
Net investment income ........................... 3.26% 2.87% 2.70% 2.31% 1.89%
Supplemental data
Net assets , end of year (000’s) ..................... $670,905 $655,106 $667,503 $707,816 $754,463
Portfolio turnover rate ............................ 27.20% 18.10% 16.21% 24.76% 22.05%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.34 $11.26 $11.01 $11.81 $12.21
Income from investment operations
b
:
Net investment income
c
......................... 0.38 0.34 0.32 0.27 0.25
Net realized and unrealized gains (losses) ........... 0.23 0.08 0.24 (0.81) (0.40)
Total from investment operations .................... 0.61 0.42 0.56 (0.54) (0.15)
Less distributions from:
Net investment income .......................... (0.38) (0.34) (0.31) (0.26) (0.25)
Net asset value, end of year ....................... $11.57 $11.34 $11.26 $11.01 $11.81
Total return
d
................................... 5.53% 3.79% 5.22% (4.56)% (1.27)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.68% 0.66% 0.66% 0.68% 0.65%
Expenses net of waiver and payments by affiliates ....... 0.56% 0.56%
e
0.55%
e
0.56%
e
0.55%
e
Net investment income ........................... 3.41% 3.02% 2.85% 2.45% 2.05%
Supplemental data
Net assets , end of year (000’s) ..................... $539,132 $623,410 $730,605 $864,508 $1,265,052
Portfolio turnover rate ............................ 27.20% 18.10% 16.21% 24.76% 22.05%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.37 $11.29 $11.05 $11.85 $12.24
Income from investment operations
b
:
Net investment income
c
......................... 0.32 0.28 0.25 0.21 0.18
Net realized and unrealized gains (losses) ........... 0.24 0.08 0.24 (0.81) (0.39)
Total from investment operations .................... 0.56 0.36 0.49 (0.60) (0.21)
Less distributions from:
Net investment income .......................... (0.32) (0.28) (0.25) (0.20) (0.18)
Net asset value, end of year ....................... $11.61 $11.37 $11.29 $11.05 $11.85
Total return
d
................................... 5.03% 3.21% 4.53% (5.07)% (1.73)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.23% 1.21% 1.21% 1.23% 1.20%
Expenses net of waiver and payments by affiliates ....... 1.11% 1.10%
e
1.10%
e
1.11%
e
1.10%
e
Net investment income ........................... 2.85% 2.45% 2.29% 1.88% 1.50%
Supplemental data
Net assets , end of year (000’s) ..................... $14,946 $20,682 $28,661 $42,983 $67,008
Portfolio turnover rate ............................ 27.20% 18.10% 16.21% 24.76% 22.05%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

In
a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.37 $11.29 $11.04 $11.84 $12.24
Income from investment operations
b
:
Net investment income
c
......................... 0.40 0.36 0.33 0.29 0.27
Net realized and unrealized gains (losses) ........... 0.23 0.08 0.25 (0.81) (0.40)
Total from investment operations .................... 0.63 0.44 0.58 (0.52) (0.13)
Less distributions from:
Net investment income .......................... (0.40) (0.36) (0.33) (0.28) (0.27)
Net asset value, end of year ....................... $11.60 $11.37 $11.29 $11.04 $11.84
Total return .................................... 5.69% 3.94% 5.36% (4.40)% (1.12)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.51% 0.51% 0.51% 0.53% 0.50%
Expenses net of waiver and payments by affiliates ....... 0.40% 0.40%
d
0.40%
d
0.40%
d
0.40%
d
Net investment income ........................... 3.57% 3.17% 3.00% 2.60% 2.19%
Supplemental data
Net assets , end of year (000’s) ..................... $124,276 $123,010 $127,665 $135,524 $257,641
Portfolio turnover rate ............................ 27.20% 18.10% 16.21% 24.76% 22.05%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.37 $11.28 $11.04 $11.84 $12.24
Income from investment operations
b
:
Net investment income
c
......................... 0.40 0.35 0.33 0.28 0.26
Net realized and unrealized gains (losses) ........... 0.22 0.09 0.24 (0.81) (0.40)
Total from investment operations .................... 0.62 0.44 0.57 (0.53) (0.14)
Less distributions from:
Net investment income .......................... (0.39) (0.35) (0.33) (0.27) (0.26)
Net asset value, end of year ....................... $11.60 $11.37 $11.28 $11.04 $11.84
Total return .................................... 5.62% 3.98% 5.21% (4.45)% (1.17)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.58% 0.56% 0.56% 0.58% 0.55%
Expenses net of waiver and payments by affiliates ....... 0.46% 0.45%
d
0.45%
d
0.46% 0.45%
d
Net investment income ........................... 3.51% 3.12% 2.95% 2.53% 2.14%
Supplemental data
Net assets , end of year (000’s) ..................... $718,823 $689,045 $644,787 $633,982 $1,126,152
Portfolio turnover rate ............................ 27.20% 18.10% 16.21% 24.76% 22.05%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2026
Franklin Federal Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Management Investment Companies 0.7%
Capital Markets 0.7%
a
Franklin Municipal Green Bond ETF ..................................... 620,000 $ 15,059,800
Total Management Investment Companies (Cost $ 16,750,550 ) ....................
15,059,800
Principal
Amount
a a a a
Municipal Bonds 95.9%
Alabama 5.1%
b
Black Belt Energy Gas District ,
Revenue , 2022 F , Mandatory Put , 5.5% , 12/01/28 ......................... $ 6,970,000 7,436,791
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 14,000,000 15,336,147
Revenue , 2024 C , Mandatory Put , 5% , 7/01/31 ........................... 4,000,000 4,338,548
c
Revenue , 144A, 2025 C , Mandatory Put , 5.5% , 8/01/34 ..................... 8,715,000 9,535,503
b
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 8,570,000 9,439,096
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 6,000,000 6,769,903
Revenue , 2024 B , Mandatory Put , 5.25% , 6/01/32 ......................... 7,000,000 7,734,105
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/39 .............. 2,250,000 2,293,429
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/27 ....... 4,920,000 4,925,112
Infirmary Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/28 ....... 5,000,000 5,005,673
Madison City Board of Education , Special Tax , 2019 , 4% , 2/01/33 ............... 2,855,000 2,973,578
b
Southeast Energy Authority A Cooperative District ,
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 4,585,000 4,990,648
Revenue , 2022 B-2 , Mandatory Put , 4.249% , 8/01/28 ....................... 15,000,000 15,235,877
Revenue , 2025 B , Mandatory Put , 5.25% , 1/01/33 ......................... 9,700,000 10,394,681
106,409,091
Alaska 0.1%
Alaska Municipal Bond Bank Authority , Revenue , 2020 , Refunding , 4% , 12/01/35 ... 1,710,000 1,775,435
Arizona 3.1%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/30 ....................................................... 600,000 638,597
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/31 ....................................................... 630,000 669,557
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/32 ....................................................... 1,000,000 1,060,639
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/35 ....................................................... 1,115,000 1,173,309
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/36 ....................................................... 1,250,000 1,311,361
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/37 ....................................................... 1,050,000 1,098,392
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/37 ....................................................... 1,105,000 1,117,610
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/38 ....................................................... 600,000 604,311
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4% ,
11/01/41 ....................................................... 6,000,000 5,997,209
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/27 ............. 55,000 56,277
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/28 ............. 60,000 62,123
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/29 ............. 60,000 62,943
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/30 ............. 65,000 68,905
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/31 ............. 70,000 74,782
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/27 ............. 160,000 160,928

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/28 ............. $ 170,000 $ 170,870
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/29 ............. 160,000 160,807
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/30 ............. 185,000 185,894
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/31 ............. 195,000 195,885
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 3% , 2/01/39 ..... 1,200,000 1,110,687
City of Phoenix Civic Improvement Corp. ,
Airport , Revenue, Junior Lien , 2019 B , 5% , 7/01/35 ........................ 7,500,000 7,990,385
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/35 .................................................. 3,340,000 3,574,801
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/36 .................................................. 6,380,000 6,804,183
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/39 .................................................. 6,365,000 6,720,389
Maricopa County Industrial Development Authority ,
c
Grand Canyon University Obligated Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 18,555,000 20,033,668
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/30 ....... 850,000 904,962
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/31 ....... 1,000,000 1,063,710
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/32 ....... 1,000,000 1,062,700
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/33 ....... 800,000 848,640
64,984,524
Arkansas 0.6%
Arkansas Development Finance Authority ,
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/35 ........................................................ 4,630,000 4,886,392
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/36 ........................................................ 3,625,000 3,807,185
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/37 ........................................................ 1,250,000 1,306,645
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/38 ........................................................ 1,000,000 1,041,051
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/39 ........................................................ 1,000,000 1,037,212
12,078,485
California 5.9%
b
California Community Choice Financing Authority , Revenue , 2023 C , Mandatory Put ,
5.25% , 10/01/31 ................................................... 11,000,000 11,827,472
c
California Community Housing Agency ,
Aster Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 2/01/43 .......... 2,085,000 2,003,467
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 6,485,000 5,689,785
California Municipal Finance Authority ,
d
Revenue , FRN , 2025-1 , A-2 , 3.537% , 2/20/41 ............................ 13,389,603 12,031,903
Witmer Manor Community Partners LP , Revenue , 2025 A , FNMA Insured , 4.875% ,
11/01/43 ....................................................... 3,100,000 3,307,547
California Statewide Communities Development Authority , Southern California Edison
Co. , Revenue , 2010 A , Refunding , 1.75% , 9/01/29 ......................... 5,000,000 4,768,278
City of Los Angeles , Department of Airports , Revenue , 2025 A , Refunding , 5% , 5/15/38 14,960,000 17,134,681
c
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 9,710,000 9,154,030
c
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 4,800,000 4,525,164
c
CSCDA Community Improvement Authority , Waterscape Apartments , Revenue , 144A,
2021 B , 4% , 9/01/46 ............................................... 4,825,000 4,144,086
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 , Refunding , 3.85% ,
6/01/50 ......................................................... 2,960,000 2,753,166

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Department of Water & Power ,
Power System , Revenue , 2017 B , Refunding , 5% , 7/01/31 ................... $ 8,220,000 $ 8,401,293
Power System , Revenue , 2017 C , 5% , 7/01/33 ............................ 3,960,000 4,091,932
Power System , Revenue , 2017 C , 5% , 7/01/34 ............................ 4,080,000 4,211,732
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , 5% , 5/01/44 ........................................ 6,760,000 6,964,866
Revenue, Second Series , 2023 C , Refunding , 5% , 5/01/33 ................... 15,000,000 17,385,796
d
Southern California Public Power Authority , Revenue , FRN , 2007 B , 4.099% , ( 3-month
TSOF + 1.645% ), 11/01/38 ........................................... 3,000,000 2,974,789
121,369,987
Colorado 3.4%
City & County of Denver , Airport System , Revenue , 2022 D , Refunding , 5.75% ,
11/15/41 ........................................................ 5,325,000 6,040,575
Colorado Health Facilities Authority ,
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/31 2,500,000 2,698,416
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/33 9,595,000 10,288,451
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/36 11,635,000 12,325,242
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/38 2,000,000 2,099,904
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/39 5,500,000 5,753,402
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 6,695,000 6,886,500
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5% , 11/01/40 ......... 3,000,000 3,241,093
Denver City & County School District No. 1 , GO , 2025 A , 5.5% , 12/01/44 .......... 10,000,000 11,526,366
Denver Health & Hospital Authority , Revenue , 2025 A , 6% , 12/01/55 ............. 1,500,000 1,617,414
c
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5% , 12/01/32 .. 975,000 1,017,327
Regional Transportation District , Denver Transit Partners LLC , Revenue , 2020 A ,
Refunding , 4% , 7/15/35 ............................................. 1,400,000 1,440,607
South Maryland Creek Ranch Metropolitan District , GO , 2023 , Refunding , AG Insured ,
5% , 12/01/43 ..................................................... 1,000,000 1,060,541
c
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado , GO , 144A,
2025 A , 5% , 4/01/35 ................................................ 4,100,000 4,596,495
70,592,333
Connecticut 0.9%
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/38 .......... 2,500,000 2,542,179
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/33 ..... 5,000,000 5,274,294
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/35 ..... 250,000 254,486
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/36 ..... 4,750,000 4,817,360
University of Connecticut , Revenue , 2016 A , 5% , 3/15/31 ..................... 5,025,000 5,034,020
17,922,339
Delaware 0.1%
b
Delaware State Economic Development Authority , NRG Energy, Inc. , Revenue , 2020 A ,
Refunding , Mandatory Put , 4% , 10/01/35 ................................ 2,500,000 2,581,754
Florida 7.6%
Alachua County Health Facilities Authority , Shands Teaching Hospital & Clinics
Obligated Group , Revenue , B-1 , Refunding , 5% , 12/01/35 ................... 2,350,000 2,502,806
Beach Community Development District , Assessments , Special Assessment , 2024 ,
Refunding , AG Insured , 5.25% , 5/01/44 ................................. 1,395,000 1,476,539
Capital Projects Finance Authority , Provident Group - Continuum Properties LLC ,
Revenue, Senior Lien , 2023 A-1 , 5% , 11/01/48 ............................ 2,500,000 2,409,140
c
Capital Trust Agency, Inc. ,
Kingdom Kensington LLC , Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .......... 5,345,000 5,002,926
Kingdom Kensington LLC , Revenue , 144A, 2021 A-2 , 5.1% , 12/01/31 ........... 1,725,000 1,651,261
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 T , 5.05% , 7/01/34 .......... 855,000 771,343

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
c,e
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.29%, 3/01/29 ........................................... $ 17,200,000 $ 14,733,651
Celebration Community Development District , Special Assessment , 2021 , 3.125% ,
5/01/41 ......................................................... 750,000 661,653
Centre Lake Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/30 ......................................................... 255,000 247,843
City of Jacksonville ,
Revenue , 2023 A , Refunding , 5.5% , 10/01/53 ............................. 5,175,000 5,592,536
Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 11/01/39 .. 1,650,000 1,652,292
City of Pompano Beach , John Knox Village of Florida, Inc. Obligated Group , Revenue ,
2020 , Refunding , 4% , 9/01/40 ........................................ 2,500,000 2,474,717
City of Port St. Lucie ,
Utility System , Revenue , 2016 , Refunding , 4% , 9/01/30 ..................... 1,500,000 1,509,526
Utility System , Revenue , 2016 , Refunding , 4% , 9/01/31 ..................... 1,635,000 1,645,117
City of South Miami Health Facilities Authority, Inc. , Baptist Health South Florida
Foundation, Inc. , Revenue , 2017 , Refunding , 4% , 8/15/33 ................... 6,000,000 6,087,605
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 4% , 7/01/38 .................................................. 700,000 708,919
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 4% , 7/01/39 .................................................. 500,000 504,451
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 5% , 7/01/40 .................................................. 1,000,000 1,054,573
Cordoba Ranch Community Development District , Assessments , Special Assessment ,
2021 , Refunding , 3% , 5/01/37 ........................................ 1,000,000 932,337
County of Pasco ,
Solid Waste Disposal & Resource Recovery System , Revenue , 2026 B , 5.5% ,
10/01/51 ....................................................... 1,125,000 1,166,878
Solid Waste Disposal & Resource Recovery System , Revenue , 2026 B , 5.5% ,
10/01/56 ....................................................... 1,625,000 1,680,077
Cross Creek North Community Development District , Special Assessment , 2022 ,
3.75% , 5/01/32 ................................................... 460,000 471,834
East Palm Drive Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.1% , 6/15/44 ..................................... 750,000 774,765
Everlands Community Development District , Assessment Area 2 , Special Assessment ,
2024 , 5.25% , 6/15/44 ............................................... 1,000,000 1,038,208
Florida Development Finance Corp. , Brightline Trains Florida LLC , Revenue , 2024 ,
Refunding , AG Insured , 5% , 7/01/44 .................................... 20,000,000 19,857,674
c
Forest Lake Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2020 , 4% , 5/01/40 .................................. 1,270,000 1,264,242
Greater Orlando Aviation Authority ,
Revenue , 2019 A , 5% , 10/01/33 ....................................... 10,500,000 11,290,837
Revenue , 2019 A , 4% , 10/01/37 ....................................... 8,430,000 8,536,188
Harvest Ridge Community Development District ,
Special Assessment , 2024 , 4.375% , 5/01/31 ............................. 240,000 246,036
Special Assessment , 2024 , 5.125% , 5/01/44 ............................. 260,000 270,449
Special Assessment , 2024 , 5.375% , 5/01/54 ............................. 650,000 659,742
Herons Glen Recreation District ,
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/32 ............. 185,000 186,988
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/33 ............. 300,000 302,068
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/34 ............. 245,000 245,710
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/35 ............. 255,000 254,827
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/36 ............. 260,000 258,313
Hillsborough County Housing Finance Authority , Tampa 47th Street Apartments LLC ,
Revenue , 2025 A , FNMA Insured , 5% , 12/01/42 ........................... 3,075,000 3,354,629
Keys Edge Community Development District , Assessment Area 1 , Special Assessment ,
2024 , 5.1% , 5/01/44 ................................................ 500,000 509,591

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
c
Knightsbridge Community Development District , Special Assessment , 144A, 2024 ,
4.25% , 6/15/31 ................................................... $ 190,000 $ 195,337
Lakewood Ranch Stewardship District ,
Special Assessment , 2025 , 5.7% , 5/01/45 ............................... 1,100,000 1,158,222
Assessment Southeast , Special Assessment , 2025 , 5.8% , 5/01/45 ............. 2,000,000 2,114,399
Assessments , Special Assessment , 2024 , 5.3% , 5/01/44 .................... 485,000 504,928
Lee County Industrial Development Authority ,
Lee Health System, Inc. Obligated Group , Revenue , 2019 A-1 , Refunding , 4% ,
4/01/37 ........................................................ 5,000,000 5,062,667
Lee Health System, Inc. Obligated Group , Revenue , 2019 A-1 , Refunding , 4% ,
4/01/49 ........................................................ 12,000,000 10,775,030
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
5.45% , 5/01/32 ................................................... 1,000,000 1,083,872
Orange County Health Facilities Authority ,
Orlando Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 10/01/28 ..... 1,000,000 1,014,759
Orlando Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 10/01/30 ..... 2,875,000 2,916,714
Palm Beach County Housing Finance Authority , SP Field LLC , Revenue , 2026 A ,
FHLMC Insured , 4.55% , 2/01/44 ...................................... 5,000,000 5,046,475
c,f
PBR Community Development District , Special Assessment , 144A, 2026 A-1 , 5% ,
3/01/48 ......................................................... 800,000 804,591
c
Pine Isle Community Development District , Special Assessment , 144A, 2021 , 3.25% ,
12/15/41 ........................................................ 1,000,000 928,460
Poitras East Community Development District ,
Special Assessment , 2023 , 4.2% , 5/01/33 ............................... 800,000 835,690
Special Assessment , 2023 , 5% , 5/01/43 ................................. 2,000,000 2,082,929
River Hall Community Development District , Assessment Area , Special Assessment ,
2021 A-1 , Refunding , 3% , 5/01/31 ..................................... 500,000 484,688
State Board of Administration Finance Corp. , Florida Hurricane Catastrophe Fund ,
Revenue , 2024 A , 5.526% , 7/01/34 .................................... 6,600,000 7,115,199
State of Florida , GO , 2017 C , Refunding , 4% , 6/01/33 ........................ 5,000,000 5,091,742
c
Summerstone Community Development District , Assessment Phase 2 , Special
Assessment , 144A, 2021 , 3.15% , 5/01/41 ............................... 725,000 675,695
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 4% , 10/01/32 .......... 2,855,000 2,878,530
c
Village Community Development District No. 15 ,
Special Assessment , 144A, 2024 , 4% , 5/01/34 ............................ 1,000,000 1,033,561
Special Assessment , 144A, 2024 , 4.2% , 5/01/39 .......................... 1,000,000 1,013,654
Phase I , Special Assessment , 144A, 2023 , 4.85% , 5/01/38 ................... 845,000 888,061
157,693,494
Georgia 3.9%
c
Atlanta Development Authority (The) ,
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 5% , 7/01/35 ............. 625,000 666,448
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 5.25% , 7/01/40 ........... 700,000 740,552
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 6% , 7/01/45 ............. 975,000 1,038,915
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/36 1,400,000 1,442,320
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/33 250,000 261,667
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/34 275,000 286,730
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/35 275,000 285,517
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/36 275,000 283,313
DeKalb County Housing Authority ,
HADC Avenues LLC , Revenue , 2024 , Refunding , 4.125% , 12/01/34 ............ 2,500,000 2,554,077
HADC Park at 500 LLC , Revenue , 2024 , 4% , 3/01/34 ....................... 2,250,000 2,301,709
b
Development Authority of Monroe County (The) , Georgia Power Co. , Revenue, First
Series , 2009 , Refunding , Mandatory Put , 1% , 8/21/26 ...................... 2,375,000 2,353,930
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 5,050,000 5,403,649

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Development Authority of Rockdale County, (continued)
e
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. $ 1,260,000 $ 631,552
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/28 ........................................................ 2,100,000 2,154,567
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/29 ........................................................ 2,000,000 2,050,324
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/30 ........................................................ 1,000,000 1,025,144
b
Main Street Natural Gas, Inc. ,
Revenue , 2021 C , Mandatory Put , 4% , 12/01/28 ........................... 5,000,000 5,149,476
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 10,000,000 10,355,379
Revenue , 2022 B , Mandatory Put , 5% , 6/01/29 ............................ 10,200,000 10,814,736
c
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 12,000,000 12,103,568
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 11,495,000 12,506,083
Municipal Electric Authority of Georgia ,
Revenue , 2019 A , 5% , 1/01/33 ........................................ 1,000,000 1,055,282
Revenue , 2019 B , 5% , 1/01/34 ........................................ 700,000 729,931
PowerSouth Energy Cooperative , Revenue , 2019 B , 5% , 1/01/29 .............. 500,000 524,238
PowerSouth Energy Cooperative , Revenue , 2019 B , 5% , 1/01/30 .............. 480,000 503,165
PowerSouth Energy Cooperative , Revenue , 2019 B , 5% , 1/01/31 .............. 700,000 733,095
PowerSouth Energy Cooperative , Revenue , 2019 B , 5% , 1/01/32 .............. 750,000 784,633
PowerSouth Energy Cooperative , Revenue , 2019 B , 5% , 1/01/33 .............. 1,045,000 1,091,413
Savannah Georgia Convention Center Authority , Revenue , 2025 C , AG Insured , 5.5% ,
6/01/50 ......................................................... 1,000,000 1,080,810
80,912,223
Hawaii 0.5%
City & County Honolulu ,
Wastewater System , Revenue, Senior Lien , 2025 B , 5.25% , 7/01/46 ............ 1,000,000 1,109,501
Wastewater System , Revenue, Senior Lien , 2025 B , 5.25% , 7/01/47 ............ 1,750,000 1,930,924
Wastewater System , Revenue, Senior Lien , 2025 B , 5.25% , 7/01/48 ............ 2,000,000 2,195,224
State of Hawaii , Airports System , Revenue , 2020 A , 4% , 7/01/35 ................ 4,420,000 4,534,024
9,769,673
Idaho 0.1%
Boise State University ,
Revenue , 2025 A , Refunding , 5% , 4/01/50 ............................... 850,000 888,090
Revenue , 2025 A , Refunding , 5% , 4/01/54 ............................... 825,000 857,634
1,745,724
Illinois 7.4%
Chicago Board of Education , Dedicated Capital Improvement Tax , Revenue , 2023 ,
5.25% , 4/01/40 ................................................... 3,720,000 4,044,380
Chicago O'Hare International Airport , Revenue, Senior Lien , 2020 E , Refunding , 4% ,
1/01/34 ......................................................... 5,345,000 5,548,156
Chicago Park District ,
GO , 2020 F-2 , Refunding , 5% , 1/01/32 .................................. 1,500,000 1,637,991
GO , 2020 F-2 , Refunding , 5% , 1/01/33 .................................. 3,000,000 3,265,351
GO , 2020 F-2 , Refunding , 4% , 1/01/34 .................................. 1,100,000 1,136,053
City of Berwyn , GO , 2022 B , Refunding , AG Insured , 4% , 12/01/41 .............. 6,000,000 6,184,933
City of Chicago ,
e
GO , 1999 , NATL Insured , 3.21%, 1/01/31 ................................ 4,000,000 3,431,958
GO , 2021 A , Refunding , 5% , 1/01/33 ................................... 9,335,000 9,867,323
GO , 2021 A , Refunding , 5% , 1/01/34 ................................... 6,655,000 7,042,903
GO , 2021 B , Refunding , 4% , 1/01/35 ................................... 4,295,000 4,312,944
GO , 2021 B , Refunding , BAM Insured , 4% , 1/01/38 ........................ 5,150,000 5,185,237

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
City of Chicago, (continued)
GO , 2023 A , 5% , 1/01/35 ............................................ $ 10,000,000 $ 10,649,607
GO , 2024 B , Refunding , 5% , 1/01/35 ................................... 5,575,000 6,095,215
Illinois Finance Authority ,
Carle Foundation Obligated Group (The) , Revenue , 2021 A , Refunding , 4% , 8/15/40 12,645,000 12,710,583
b,c
Centerpoint Joliet Terminal Railroad LLC , Revenue , 144A, 2012 , Mandatory Put ,
4.8% , 7/02/35 ................................................... 5,000,000 5,252,553
g,h
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/28 ......... 321,200 —
g,h
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/29 ......... 331,756 —
g,h
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/30 ......... 395,091 —
g,h
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/31 ......... 330,248 —
Lifespace Communities, Inc. Obligated Group , Revenue , 2015 A , Refunding , 5% ,
5/15/35 ........................................................ 500,000 500,306
Northwestern University , Revenue , 2015 , 5% , 12/01/28 ..................... 1,675,000 1,797,714
c
Rosalind Franklin University of Medicine and Science , Revenue , 144A, 2025 , 5.25% ,
8/01/35 ........................................................ 5,000,000 5,364,497
e
Metropolitan Pier & Exposition Authority , Revenue , 2002 A , BAM, NATL RE Insured ,
3.48%, 12/15/37 ................................................... 13,045,000 8,712,964
Northern Illinois University ,
Revenue , 2021 , BAM Insured , 4% , 10/01/41 ............................. 400,000 400,376
Revenue , 2021 , BAM Insured , 4% , 10/01/43 ............................. 2,075,000 2,025,538
State of Illinois ,
GO , 2019 B , 4% , 11/01/38 ........................................... 4,680,000 4,697,596
GO , 2020 C , 4% , 10/01/37 ........................................... 8,170,000 8,288,616
GO , 2021 A , 5% , 3/01/46 ............................................ 2,000,000 2,050,757
GO , 2022 A , 5% , 3/01/29 ............................................ 6,385,000 6,867,661
GO , 2022 B , 5% , 10/01/30 ........................................... 10,000,000 11,083,085
GO , 2022 C , 5.5% , 10/01/40 ......................................... 3,700,000 4,118,300
GO , 2024 C , 4% , 10/01/39 ........................................... 2,500,000 2,515,690
c
Upper Illinois River Valley Development Authority , Patriot Services Group Obligated
Group , Revenue , 144A, 2024 A-1 , Refunding , 4.5% , 12/01/31 ................ 5,000,000 5,143,768
Village of Bellwood , Tax Allocation , 2024 , 5% , 12/01/50 ....................... 2,750,000 2,775,827
152,707,882
Indiana 1.3%
Indiana Finance Authority ,
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/32 ..................... 650,000 711,020
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/33 ..................... 830,000 912,301
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/38 ..................... 1,600,000 1,714,242
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/26 .. 1,065,000 1,070,063
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/27 .. 1,150,000 1,164,046
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/28 .. 1,235,000 1,256,794
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/29 .. 1,330,000 1,359,578
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/30 .. 1,425,000 1,458,601
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 A , 4.3% , 5/01/29 ... 750,000 769,915
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5.25% , 5/01/45 .. 1,000,000 1,028,291
Indianapolis Local Public Improvement Bond Bank , Revenue , 2021 A , Refunding , AG
Insured , 4% , 6/01/37 ............................................... 14,000,000 14,584,969
26,029,820
Iowa 1.1%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/32 .... 680,000 682,051
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/36 .... 650,000 651,443
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/41 .... 350,000 350,363
b
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding ,
Mandatory Put , 3.119% , 5/15/26 ..................................... 3,250,000 3,227,329

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Iowa (continued)
Iowa Finance Authority, (continued)
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.75% ,
5/15/33 ........................................................ $ 2,500,000 $ 2,902,094
Iowa Higher Education Loan Authority ,
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/31 . 1,800,000 1,946,401
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/32 . 1,920,000 2,067,816
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/33 . 2,030,000 2,176,880
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/34 . 2,135,000 2,280,833
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/35 . 1,250,000 1,329,598
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/36 . 2,470,000 2,615,307
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/37 . 2,595,000 2,736,873
22,966,988
Kentucky 2.5%
County of Warren , Bowling Green-Warren County Community Hospital Corp. , Revenue ,
2024 , 5.25% , 4/01/49 ............................................... 3,250,000 3,426,251
Kentucky Economic Development Finance Authority ,
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/35 1,000,000 1,064,192
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/36 1,000,000 1,059,324
Kentucky Municipal Energy Agency , Revenue , 2025 , AG Insured , 5% , 1/01/55 ...... 14,000,000 14,342,306
Kentucky Municipal Power Agency ,
Revenue , 2016 A , Refunding , NATL Insured , 5% , 9/01/34 .................... 6,500,000 6,555,269
Revenue , 2019 A , Refunding , 5% , 9/01/31 ............................... 1,500,000 1,576,165
Revenue , 2019 A , Refunding , 5% , 9/01/32 ............................... 1,600,000 1,677,296
Revenue , 2019 A , Refunding , 5% , 9/01/33 ............................... 1,000,000 1,046,196
Kentucky Public Energy Authority , Revenue , 2025 B , 5% , 12/01/33 .............. 15,000,000 15,994,708
Paducah Electric Plant Board , Revenue , 2016 A , Refunding , AG Insured , 5% , 10/01/31 5,500,000 5,571,567
52,313,274
Louisiana 2.4%
East Baton Rouge Sewerage Commission , Revenue , 2019 A , Refunding , 4% , 2/01/35 1,310,000 1,352,759
Jefferson Sales Tax District , Revenue , 2019 B , AG Insured , 4% , 12/01/36 ......... 6,000,000 6,173,107
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
c
City of New Orleans , Revenue , 144A, 2021 , 4% , 11/01/46 ................... 8,600,000 7,997,039
Louisiana Utilities Restoration Corp. ELL System Restoration , Revenue , 2022 A ,
3.615% , 2/01/29 ................................................. 2,815,305 2,814,238
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 6,295,000 6,476,005
Louisiana Public Facilities Authority ,
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.75% , 9/01/64 ..... 5,650,000 5,884,672
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/29 ........................................................ 10,000 10,057
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/30 ........................................................ 5,000 5,028
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/32 ........................................................ 15,000 15,085
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/28 1,000,000 1,029,421
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/29 2,000,000 2,059,091
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/30 2,250,000 2,314,859
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/31 1,745,000 1,793,153
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/32 1,750,000 1,796,292
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/33 2,000,000 2,050,044
Port New Orleans Board of Commissioners ,
Revenue , 2020 E , 5% , 4/01/35 ........................................ 1,000,000 1,060,654
Revenue , 2020 E , 5% , 4/01/36 ........................................ 1,495,000 1,578,824
Revenue , 2020 E , 5% , 4/01/37 ........................................ 1,065,000 1,119,599

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Port New Orleans Board of Commissioners, (continued)
Revenue , 2020 E , 5% , 4/01/38 ........................................ $ 1,000,000 $ 1,049,000
Revenue , 2020 E , 5% , 4/01/39 ........................................ 2,750,000 2,878,001
49,456,928
Maine 0.1%
Maine Health & Higher Educational Facilities Authority , MaineHealth Obligated Group ,
Revenue , 2020 A , 4% , 7/01/36 ........................................ 1,000,000 1,034,246
Maryland 3.0%
City of Baltimore ,
Wastewater Utility Fund , Revenue , 2017 C , Refunding , 5% , 7/01/32 ............ 5,905,000 6,030,830
Wastewater Utility Fund , Revenue, Senior Lien , D , Refunding , 5% , 7/01/28 ...... 2,790,000 2,795,841
Wastewater Utility Fund , Revenue, Senior Lien , D , Refunding , 5% , 7/01/29 ...... 5,835,000 5,847,209
Wastewater Utility Fund , Revenue, Sub. Lien , 2017 A , 5% , 7/01/29 ............. 1,000,000 1,021,658
Wastewater Utility Fund , Revenue, Sub. Lien , 2017 A , 5% , 7/01/30 ............. 2,940,000 3,003,079
Wastewater Utility Fund , Revenue, Sub. Lien , 2017 A , 5% , 7/01/31 ............. 2,085,000 2,127,339
Wastewater Utility Fund , Revenue, Sub. Lien , 2017 A , 5% , 7/01/32 ............. 3,240,000 3,302,844
Water Utility Fund , Revenue, Sub. Lien , 2017 A , 5% , 7/01/29 ................. 1,320,000 1,348,589
Water Utility Fund , Revenue, Sub. Lien , 2017 A , 5% , 7/01/30 ................. 1,785,000 1,823,298
Water Utility Fund , Revenue, Sub. Lien , 2017 A , 5% , 7/01/31 ................. 3,765,000 3,844,273
Water Utility Fund , Revenue, Sub. Lien , 2017 A , 5% , 7/01/32 ................. 4,000,000 4,082,240
Maryland Community Development Administration , Residential , Revenue , 2019 B ,
Refunding , 3% , 9/01/34 ............................................. 5,000,000 4,940,802
Maryland Health & Higher Educational Facilities Authority ,
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 3.25% , 7/01/39 500,000 441,148
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/40 .. 300,000 298,396
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/30 ............................................ 8,520,000 8,802,955
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/31 ............................................ 7,415,000 7,645,969
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/28 ............... 1,000,000 1,019,644
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/29 ............... 1,340,000 1,377,739
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/31 ............... 1,480,000 1,538,685
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/32 ............... 1,550,000 1,605,929
62,898,467
Massachusetts 0.9%
Massachusetts Bay Transportation Authority ,
Sales Tax , Revenue , 2025 B , 5% , 7/01/46 ............................... 7,630,000 8,317,121
Sales Tax , Revenue , 2025 B , 5.25% , 7/01/47 ............................. 6,780,000 7,453,128
Massachusetts Development Finance Agency ,
Bentley University , Revenue , 2025 , 5% , 7/01/38 ........................... 845,000 970,387
Bentley University , Revenue , 2025 , 5% , 7/01/40 ........................... 1,100,000 1,239,098
Bentley University , Revenue , 2025 , 5% , 7/01/43 ........................... 1,000,000 1,086,257
19,065,991
Michigan 1.8%
Detroit Downtown Development Authority , Catalyst Development Area , Tax Allocation ,
2024 , Refunding , 5% , 7/01/48 ........................................ 4,445,000 4,642,866
Michigan Finance Authority ,
Henry Ford Health System Obligated Group , Revenue , 2016 , Refunding , 4% ,
11/15/46 ....................................................... 4,000,000 3,673,988
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.5% , 2/28/49 ............ 5,375,000 5,695,608
Trinity Health Corp. Obligated Group , Revenue , 2017 MI , Refunding , 4% , 12/01/46 4,750,000 4,457,163

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group , Revenue , 1999 B-3 , Pre-Refunded , 4% , 11/15/33 . $ 5,100,000 $ 5,297,710
Trinity Health Corp. Obligated Group , Revenue , 2008 C , Refunding , 5% , 12/01/31 . 2,700,000 2,822,732
Trinity Health Corp. Obligated Group , Revenue , 2008 C , Pre-Refunded , 5% , 12/01/32 135,000 141,468
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 3% , 10/01/39 .. 3,500,000 3,299,448
b
Michigan Strategic Fund , Consumers Energy Co. , Revenue , 2005 , Mandatory Put ,
0.875% , 10/08/26 .................................................. 5,000,000 4,915,508
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue,
Junior Lien , 2017 B , Refunding , 5% , 12/01/29 ............................ 1,980,000 2,053,948
37,000,439
Mississippi 0.5%
County of Warren , International Paper Co. , Revenue , 2018 , Refunding , 4% , 9/01/32 . 3,250,000 3,436,975
c
Mississippi Development Bank , County of Hancock , Revenue , 144A, 2019 , 4.55% ,
11/01/39 ........................................................ 1,545,000 1,578,836
c
Mississippi Home Corp. , Patriot Services Group Obligated Group , Revenue , 144A,
2024 A-1 , Refunding , 4.5% , 12/01/31 ................................... 5,000,000 5,143,768
10,159,579
Missouri 1.1%
Health & Educational Facilities Authority of the State of Missouri ,
Lutheran Senior Services Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
2/01/48 ........................................................ 2,500,000 2,548,317
Mercy Health , Revenue , 2018 A , Refunding , 5% , 6/01/31 .................... 12,500,000 13,295,521
Southeast Missouri State University ,
Revenue , 2020 , Refunding , 4% , 4/01/33 ................................. 2,745,000 2,851,592
Revenue , 2020 , Refunding , 4% , 4/01/34 ................................. 2,180,000 2,258,517
Revenue , 2020 , Refunding , 4% , 4/01/35 ................................. 1,575,000 1,626,659
22,580,606
Nebraska 0.3%
b
Central Plains Energy Project , Revenue , 2022-1 , Mandatory Put , 5% , 10/01/29 ..... 5,000,000 5,322,527
Nevada 0.0%
†
City of Las Vegas ,
Special Improvement District No. 819 , Special Assessment , 2025 , 5% , 6/01/40 .... 325,000 338,352
Special Improvement District No. 819 , Special Assessment , 2025 , 5.25% , 6/01/45 . 325,000 334,452
672,804
New Hampshire 0.5%
New Hampshire Business Finance Authority ,
d
Revenue , FRN , 2024-3 , A , 4.162% , 10/20/41 ............................. 1,485,224 1,532,541
Adventist Health System/West Obligated Group , Revenue , 2024 D , 6.129% , 7/01/38 4,080,000 4,261,122
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 5.125% , 8/01/40 .. 2,600,000 2,683,457
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 5.75% , 8/01/45 ... 1,750,000 1,793,730
10,270,850
New Jersey 1.7%
New Jersey Economic Development Authority , State of New Jersey , Revenue , 2022 A ,
5% , 11/01/39 ..................................................... 16,000,000 17,732,571
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 5,000,000 5,049,968
New Jersey Health Care Facilities Financing Authority ,
Inspira Health Obligated Group , Revenue , 2017 A , 5% , 7/01/30 ............... 900,000 928,811
Inspira Health Obligated Group , Revenue , 2017 A , 5% , 7/01/31 ............... 1,080,000 1,113,928
New Jersey Higher Education Student Assistance Authority ,
Revenue, Senior Lien , 2020 A , Refunding , 3.5% , 12/01/39 ................... 2,090,000 2,084,308
Revenue, Senior Lien , 2020 B , 3.5% , 12/01/39 ............................ 970,000 962,104

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2021
A , Refunding , 4% , 6/15/36 ........................................... $ 6,200,000 $ 6,494,117
34,365,807
New Mexico 0.7%
Aspire Public Improvement District ,
Special Tax , 2024 , 5.05% , 10/01/44 .................................... 525,000 525,725
Special Tax , 2024 , 5.3% , 10/01/53 ..................................... 800,000 775,236
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 A , Refunding ,
2.15% , 4/01/33 ................................................... 13,500,000 12,119,877
13,420,838
New York 5.9%
Build NYC Resource Corp. ,
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/43 ...................... 1,230,000 1,360,342
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/45 ...................... 400,000 434,080
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/55 ...................... 500,000 524,192
City of New York ,
GO , 2021 C , 4% , 8/01/37 ............................................ 5,000,000 5,160,693
GO , 2022 D-1 , 5.5% , 5/01/44 ......................................... 2,500,000 2,734,412
GO , 2022 D-1 , 5.5% , 5/01/46 ......................................... 2,600,000 2,799,017
Metropolitan Transportation Authority ,
b
Revenue , 2015 A-2 , Mandatory Put , 5% , 5/15/30 .......................... 7,000,000 7,586,919
Revenue , 2016 B , Refunding , 5% , 11/15/34 .............................. 3,265,000 3,312,250
Revenue , 2017 B , Refunding , 5% , 11/15/26 .............................. 2,140,000 2,182,330
Revenue , 2017 C-1 , Refunding , 5% , 11/15/31 ............................ 1,870,000 1,970,435
Revenue , 2024 A , Refunding , 5.5% , 11/15/47 ............................. 5,000,000 5,412,206
New York City Housing Development Corp. , Revenue , 2019 A-1 , Refunding , 4.15% ,
11/01/38 ........................................................ 1,825,000 1,828,116
New York City Industrial Development Agency , Yankee Stadium LLC , Revenue , 2020 A ,
Refunding , AG Insured , 3% , 3/01/36 .................................... 2,500,000 2,454,983
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2024 CC-1 , 5.25% , 6/15/54 .......................................... 15,090,000 15,994,244
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2022 B-1 , 4% , 8/01/45 ...................... 5,000,000 4,877,959
Future Tax Secured , Revenue , 2022 F-1 , 5% , 2/01/42 ...................... 12,000,000 13,020,242
Future Tax Secured , Revenue , 2026 A-1 , 5.25% , 5/01/46 .................... 7,500,000 8,250,140
b
New York Energy Finance Development Corp. , Revenue , 2025 , Mandatory Put , 5% ,
12/01/33 ........................................................ 6,990,000 7,505,612
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27 2,340,000 2,239,050
New York State Dormitory Authority ,
State of New York Personal Income Tax , Revenue , 2018 A , Pre-Refunded , 5% ,
3/15/32 ........................................................ 5,000 5,347
State of New York Sales Tax , Revenue , 2024 A , 5% , 3/15/46 ................. 10,000,000 10,712,083
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2023 , 6% , 4/01/35 .......................... 4,275,000 4,772,576
JFK NTO LLC , Revenue , 2023 , 6% , 6/30/54 .............................. 2,000,000 2,099,533
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/42 .............................. 1,625,000 1,859,336
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/44 .............................. 1,000,000 1,120,890
Port Authority of New York & New Jersey , Revenue , 234 , Refunding , 5.25% , 8/01/42 . 2,500,000 2,709,216
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/30 ...... 2,900,000 3,201,391
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/34 ...... 4,425,000 4,819,017
120,946,611

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina 0.1%
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien , 2020 A , 5% , 6/01/27 .............................. $ 450,000 $ 461,526
Revenue, Senior Lien , 2020 A , 5% , 6/01/28 .............................. 500,000 519,603
Revenue, Senior Lien , 2020 A , 5% , 6/01/29 .............................. 350,000 371,082
1,352,211
North Dakota 0.3%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/29 .. 1,600,000 1,697,814
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/30 .. 1,600,000 1,718,392
City of Horace , GO , 2024 C , Refunding , 4.75% , 5/01/44 ...................... 1,100,000 1,120,163
North Dakota Housing Finance Agency , Revenue , 2024 C , 5% , 7/01/42 ........... 2,240,000 2,463,740
7,000,109
Ohio 2.1%
Columbus Metropolitan Housing Authority ,
Revenue , 2024 , 4% , 12/01/34 ........................................ 5,500,000 5,602,102
Revenue , 2025 C , 4% , 11/01/35 ....................................... 5,000,000 5,045,475
Revenue , 2025 F , 4% , 12/01/35 ....................................... 5,300,000 5,360,590
County of Franklin , Ohio Living Obligated Group , Revenue , 2023 , Refunding , 5% ,
7/01/31 ......................................................... 5,000,000 5,158,305
County of Hamilton ,
Life Enriching Communities Obligated Group , Revenue , 2025 , Refunding , 5.25% ,
1/01/36 ........................................................ 400,000 442,571
Life Enriching Communities Obligated Group , Revenue , 2025 , Refunding , 5.25% ,
1/01/37 ........................................................ 500,000 550,044
Life Enriching Communities Obligated Group , Revenue , 2025 , Refunding , 5.5% ,
1/01/38 ........................................................ 350,000 388,544
Life Enriching Communities Obligated Group , Revenue , 2025 , Refunding , 5.5% ,
1/01/39 ........................................................ 575,000 635,238
Life Enriching Communities Obligated Group , Revenue , 2025 , Refunding , 5.5% ,
1/01/40 ........................................................ 440,000 483,640
Life Enriching Communities Obligated Group , Revenue , 2025 , Refunding , 5.25% ,
1/01/41 ........................................................ 525,000 565,114
c
Ohio Housing Finance Agency , Middletown Phase Two LP , Revenue , 144A, 2023 B ,
6.25% , 3/01/26 ................................................... 6,850,000 6,850,000
Port of Greater Cincinnati Development Authority , Revenue , 2024 B , Refunding , AG
Insured , 4.375% , 12/01/58 ........................................... 12,535,000 12,120,109
State of Ohio , Premier Health Partners Obligated Group , Revenue , 2020 , Refunding ,
4% , 11/15/36 ..................................................... 905,000 914,613
44,116,345
Oregon 0.9%
Clackamas County School District No. 12 North Clackamas , GO , B , 5% , 6/15/32 .... 3,725,000 3,859,301
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/35 ... 5,240,000 5,467,593
Medford Hospital Facilities Authority , Asante Health System Obligated Group , Revenue ,
2020 A , Refunding , 5% , 8/15/36 ....................................... 1,300,000 1,398,141
Oregon State Facilities Authority ,
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/26 ....................................................... 150,000 151,520
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/28 ....................................................... 325,000 340,316
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/29 ....................................................... 600,000 637,491
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/35 ....................................................... 275,000 292,033
Willamette University , Revenue , 2021 A , Refunding , 4% , 10/01/51 ............. 1,000,000 805,837

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Salem Hospital Facility Authority , Salem Health Obligated Group , Revenue , 2019 A ,
Refunding , 5% , 5/15/34 ............................................. $ 3,780,000 $ 4,030,534
c
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 2,405,000 2,545,448
19,528,214
Pennsylvania 2.4%
Allegheny County Airport Authority ,
Revenue , 2023 A , AG Insured , 5.5% , 1/01/41 ............................. 1,000,000 1,117,071
Revenue , 2023 A , AG Insured , 5.5% , 1/01/42 ............................. 1,000,000 1,108,342
Allegheny County Hospital Development Authority ,
UPMC Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/15/33 ............ 4,000,000 4,288,703
UPMC Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/15/34 ............ 1,000,000 1,068,579
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 2022 , Refunding , 5% , 5/01/28 ................................. 600,000 625,508
Revenue , 2022 , Refunding , 5% , 5/01/29 ................................. 600,000 636,942
Revenue , 2022 , Refunding , 5% , 5/01/30 ................................. 700,000 754,982
Revenue , 2022 , Refunding , 5% , 5/01/31 ................................. 675,000 737,571
City of Philadelphia , Water & Wastewater , Revenue , 2023 B , Refunding , AG Insured ,
5.5% , 9/01/53 .................................................... 3,000,000 3,236,933
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group , Revenue , 2020 A , 5% , 4/15/34 ..................... 1,750,000 1,905,165
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/40 ............ 2,525,000 2,541,779
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/41 ............ 2,375,000 2,379,454
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/42 ............ 2,815,000 2,796,207
b
Waste Management Obligated Group , Revenue , 2009 , Mandatory Put , 0.95% ,
12/01/26 ....................................................... 3,000,000 2,954,770
b
Waste Management, Inc. , Revenue , 2021 B , Refunding , Mandatory Put , 1.1% ,
11/02/26 ....................................................... 6,750,000 6,660,611
Pennsylvania Higher Educational Facilities Authority ,
Drexel University , Revenue , 2020 A , Refunding , AG Insured , 5% , 5/01/39 ........ 6,950,000 7,404,268
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2017 A ,
4% , 8/15/34 .................................................... 5,895,000 5,992,038
Philadelphia Authority for Industrial Development , MaST Community Charter School II ,
Revenue , 2020 A , 5% , 8/01/40 ........................................ 300,000 308,003
Redevelopment Authority of the City of Philadelphia , City of Philadelphia , Revenue ,
2021 A , BAM Insured , 2.799% , 9/01/33 ................................. 2,425,000 2,229,298
48,746,224
Rhode Island 0.2%
Rhode Island Health and Educational Building Corp. ,
PRG - RI Properties LLC , Revenue , 2025 A , AG Insured , 5% , 7/01/55 .......... 3,000,000 3,017,981
PRG - RI Properties LLC , Revenue , 2025 A , AG Insured , 5% , 7/01/60 .......... 2,000,000 2,004,224
5,022,205
South Carolina 2.9%
c
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3.625% , 11/01/31 ............................... 1,000,000 929,138
b
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 27,500,000 30,240,235
South Carolina Jobs-Economic Development Authority ,
Bon Secours Mercy Health, Inc. , Revenue , 2020 A , Refunding , 4% , 12/01/44 ..... 4,315,000 4,064,923
Bon Secours Mercy Health, Inc. , Revenue , 2025 A , Refunding , 5.25% , 11/01/43 ... 4,500,000 5,037,023
Novant Health Obligated Group , Revenue , 2024 A , 5.5% , 11/01/45 ............. 5,715,000 6,296,234
Novant Health Obligated Group , Revenue , 2024 A , 5.5% , 11/01/50 ............. 4,000,000 4,278,320
Prisma Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 5/01/33 ...... 6,000,000 6,319,372

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
f
South Carolina Public Service Authority , Revenue , 2025 A , 5% , 12/01/55 .......... $ 1,750,000 $ 1,817,057
58,982,302
South Dakota 0.6%
County of Turner ,
GO , 2025 , 4.35% , 12/01/44 .......................................... 3,330,000 3,424,302
GO , 2025 , 4.5% , 12/01/49 ........................................... 4,520,000 4,523,569
Huron School District No. 2-2 ,
GO , 2024 , 5% , 8/01/39 ............................................. 1,940,000 2,158,518
GO , 2024 , 4% , 8/01/44 ............................................. 1,700,000 1,711,191
South Dakota Health & Educational Facilities Authority , Presbyterian Retirement Village
of Rapid City, Inc. , Revenue , 2021 , Refunding , 3% , 9/01/41 .................. 1,150,000 999,502
12,817,082
Tennessee 1.7%
Chattanooga Health Educational & Housing Facility Board , CommonSpirit Health
Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/35 ................ 2,550,000 2,713,689
b
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 21,895,000 23,864,961
Tennessee State School Bond Authority , Revenue , 2015 B , 5% , 11/01/28 ......... 8,180,000 8,194,944
34,773,594
Texas 11.6%
Arlington Higher Education Finance Corp. ,
Leadership Prep School , Revenue , 2024 , PSF Guaranty , 4% , 6/15/49 .......... 250,000 229,356
Leadership Prep School , Revenue , 2024 , PSF Guaranty , 4.125% , 6/15/54 ....... 475,000 436,734
Leadership Prep School , Revenue , 2024 , PSF Guaranty , 4.25% , 6/15/59 ........ 1,000,000 934,066
Bexar Management And Development Corp. , Oso Apartments Ltd. , Revenue , 2024 ,
FNMA Insured , 4.61% , 7/01/44 ........................................ 8,250,000 8,569,839
c
City of Celina , Mosaic Public Improvement District Phase No. 1B , Special Assessment ,
144A, 2024 , 5.125% , 9/01/44 ......................................... 360,000 369,900
City of Dallas Housing Finance Corp. , TX Illinois 2024 Ltd. , Revenue , 2025 A , FNMA
Insured , 5% , 3/01/44 ............................................... 2,850,000 3,083,325
c
City of Kyle , 6 Creeks Public Improvement District Improvement Area No. 3B , Special
Assessment , 144A, 2025 , 4.375% , 9/01/35 ............................... 621,000 637,062
c
City of Lavon , Trails of Lavon Public Improvement District Projects , Special
Assessment , 144A, 2025 , 6% , 9/15/54 .................................. 1,304,000 1,350,069
City of Lubbock ,
GO , 2024 , 5% , 2/15/42 ............................................. 4,130,000 4,585,712
GO , 2024 , 5% , 2/15/43 ............................................. 4,350,000 4,798,482
GO , 2024 , 5% , 2/15/44 ............................................. 2,205,000 2,414,989
Clifton Higher Education Finance Corp. ,
International Leadership of Texas, Inc. , Revenue , 2025 A , Refunding , PSF Guaranty ,
5% , 2/15/41 .................................................... 3,850,000 4,233,603
International Leadership of Texas, Inc. , Revenue , 2025 A , Refunding , PSF Guaranty ,
4.375% , 2/15/42 ................................................. 3,275,000 3,372,140
International Leadership of Texas, Inc. , Revenue , 2025 A , Refunding , PSF Guaranty ,
5.25% , 2/15/44 .................................................. 4,450,000 4,833,619
International Leadership of Texas, Inc. , Revenue , 2025 A , Refunding , PSF Guaranty ,
5.25% , 2/15/49 .................................................. 2,250,000 2,365,141
Southwestern University , Revenue , 2022 , 4% , 8/15/42 ...................... 10,535,000 10,408,673
c
County of Hays , La Cima Public Improvement District Neighborhood Improvement Area
No. 3 , Special Assessment , 144A, 2025 , 5.125% , 9/15/45 ................... 1,616,000 1,639,969
Dallas Convention Center Hotel Development Corp. , Revenue , 2009 B , 7.088% ,
1/01/42 ......................................................... 8,535,000 9,699,431
Dallas Fort Worth International Airport ,
Revenue , 2025 A-1 , Refunding , 5.25% , 11/01/43 .......................... 14,250,000 15,718,510
Revenue , 2025 A-1 , Refunding , 5.25% , 11/01/44 .......................... 5,000,000 5,453,770

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Dallas Fort Worth International Airport, (continued)
Revenue , 2025 A-1 , Refunding , 5.25% , 11/01/45 .......................... $ 8,000,000 $ 8,636,260
Revenue , 2025 A-1 , Refunding , 5.25% , 11/01/46 .......................... 12,500,000 13,358,361
Ector County Hospital District ,
GO , 2020 , Refunding , 5% , 9/15/29 ..................................... 800,000 842,758
GO , 2020 , Refunding , 5% , 9/15/30 ..................................... 745,000 794,432
GO , 2020 , Refunding , 5% , 9/15/31 ..................................... 450,000 477,867
GO , 2020 , Refunding , 5% , 9/15/32 ..................................... 600,000 635,578
GO , 2020 , Refunding , 5% , 9/15/33 ..................................... 650,000 686,436
GO , 2020 , Refunding , 4% , 9/15/34 ..................................... 650,000 652,160
GO , 2020 , Refunding , 4% , 9/15/35 ..................................... 700,000 699,776
EP Cimarron Ventanas PFC , Revenue , 2024 , Refunding , 4.125% , 12/01/39 ........ 4,020,000 4,101,020
EP Royal Estates PFC , Revenue , 2024 , 4.25% , 10/01/39 ..................... 1,000,000 1,031,104
Harris County Municipal Utility District No. 490 ,
GO , 2025 , BAM Insured , 4.25% , 3/01/40 ................................ 1,400,000 1,437,593
GO , 2025 , BAM Insured , 4.5% , 3/01/43 ................................. 1,610,000 1,645,834
Houston Higher Education Finance Corp. , Houston Baptist University , Revenue , 2025 ,
5.125% , 10/01/51 .................................................. 725,000 706,298
Kaufman County Fresh Water Supply District No. 1-D ,
GO , 2021 , 2% , 9/01/28 ............................................. 155,000 146,964
GO , 2021 , 2% , 9/01/29 ............................................. 155,000 144,252
GO , 2024 , AG Insured , 4% , 9/01/39 .................................... 935,000 953,311
GO , 2024 , AG Insured , 4.25% , 9/01/43 .................................. 715,000 721,498
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/34 200,000 186,814
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/35 225,000 227,286
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/36 250,000 251,049
Lake View Management and Development District ,
GO , 2024 , BAM Insured , 4% , 2/15/44 ................................... 1,000,000 983,161
GO , 2024 , BAM Insured , 4.125% , 2/15/49 ............................... 1,725,000 1,612,298
c
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ 3,729,212 2,996,027
Lower Colorado River Authority ,
Revenue , 2022 , Refunding , AG Insured , 4% , 5/15/40 ....................... 5,000,000 5,131,535
Revenue , 2024 , Refunding , 5% , 5/15/41 ................................. 3,025,000 3,336,312
North Texas Tollway Authority , Revenue, First Tier , A , Refunding , 4% , 1/01/33 ...... 5,000,000 5,048,801
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 11,900,000 10,824,510
San Antonio Education Facilities Corp. ,
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/37 ...... 635,000 616,913
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/39 ...... 2,435,000 2,306,726
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/40 ...... 2,000,000 1,872,487
Tarrant Regional Water District , City of Dallas Waterworks & Sewer System , Revenue ,
2025 , 4.25% , 9/01/55 ............................................... 13,865,000 13,212,394
Terrell Independent School District ,
GO , 2025 , PSF Guaranty , 5.25% , 8/01/43 ............................... 2,600,000 2,924,480
GO , 2025 , PSF Guaranty , 5.25% , 8/01/44 ............................... 3,000,000 3,336,589
GO , 2025 , PSF Guaranty , 5.25% , 8/01/45 ............................... 2,250,000 2,476,712
Texas Municipal Gas Acquisition & Supply Corp. III , Revenue , 2021 , Refunding , 5% ,
12/15/30 ........................................................ 10,000,000 10,836,816
b
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 A , Mandatory Put ,
5.5% , 1/01/30 .................................................... 19,500,000 20,985,333
f
Texas Transportation Finance Corp. , Revenue , 2025 A , Refunding , 5.5% , 10/01/55 .. 20,790,000 22,730,620
c
Town of Little Elm , Valencia Public Improvement District Improvement Area No. 3 ,
Special Assessment , 144A, 2021 , 2.875% , 9/01/31 ......................... 281,000 263,048
Town of Trophy Club ,
Public Improvement District No. 1 , Special Assessment , 2025 , Refunding , 5% ,
9/01/30 ........................................................ 264,000 282,111

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Town of Trophy Club, (continued)
Public Improvement District No. 1 , Special Assessment , 2025 , Refunding , 5% ,
9/01/32 ........................................................ $ 252,000 $ 274,780
Travis County Development Authority , Special Assessment , 2025 , 5% , 9/01/44 ..... 500,000 508,035
Westpointe Special Improvement District ,
GO , 2024 , BAM Insured , 5% , 8/15/37 ................................... 450,000 497,248
GO , 2024 , BAM Insured , 5% , 8/15/45 ................................... 1,000,000 1,047,187
GO , 2024 , BAM Insured , 5% , 8/15/49 ................................... 1,095,000 1,129,507
Westside 211 Special Improvement District ,
GO, Sub. Lien , 2021 , 2% , 8/15/29 ..................................... 290,000 276,929
GO, Sub. Lien , 2021 , 2.25% , 8/15/31 ................................... 300,000 281,038
GO, Sub. Lien , 2021 , 3% , 8/15/33 ..................................... 315,000 302,693
GO, Sub. Lien , 2021 , 3% , 8/15/35 ..................................... 335,000 315,443
GO, Sub. Lien , 2021 , 3% , 8/15/37 ..................................... 355,000 320,448
240,201,222
Utah 0.3%
City of Lehi , Franchise & Sales Tax , Revenue , 2021 , AG Insured , 4% , 2/01/48 ...... 3,000,000 2,786,626
Downtown Revitalization Public Infrastructure District ,
City of Salt Lake City Revitalization Sales Tax , Revenue, First Lien , 2025 A , AG
Insured , 5% , 6/01/39 .............................................. 1,300,000 1,394,142
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5.25% , 6/01/43 ........................................... 1,000,000 1,124,224
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5.5% , 6/01/50 ............................................ 1,000,000 1,097,523
Utah Infrastructure Agency , Revenue , 2021 , 4% , 10/15/35 ..................... 400,000 403,597
6,806,112
Virginia 0.8%
Virginia Public Building Authority , Commonwealth of Virginia , Revenue , B , 4% , 8/01/29 9,605,000 9,673,739
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/32 ........................................................ 2,500,000 2,605,011
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
7/01/32 ........................................................ 2,000,000 2,079,077
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
5% , 1/01/35 .................................................... 3,000,000 3,165,298
17,523,125
Washington 3.2%
City of Seattle , Municipal Light & Power , Revenue , 2017 C , Refunding , 4% , 9/01/35 . 5,000,000 5,059,551
Everett Housing Authority , Revenue , 2022 , Refunding , 4% , 7/01/37 .............. 9,420,000 9,504,126
King County Housing Authority ,
Revenue , 2025 , Refunding , 5% , 7/01/40 ................................. 500,000 535,373
Revenue , 2025 , Refunding , 5.375% , 7/01/45 ............................. 2,000,000 2,125,552
State of Washington , GO , 2024 A , 5% , 8/01/43 ............................. 10,000,000 11,000,536
Vancouver Housing Authority ,
2200 Norris LLLP , Revenue , 2025 , Refunding , 4.125% , 12/01/39 .............. 1,975,000 2,002,977
Cascara Vancouver LLLP , Revenue , 2024 A , 5% , 12/01/42 ................... 2,500,000 2,811,552
Esther Cougar Rehab LLLP , Revenue , 2024 B , 4.5% , 10/01/42 ............... 2,000,000 2,090,132
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group , Revenue , 2017 , Refunding , 5% , 8/15/31 .. 2,250,000 2,327,584
CommonSpirit Health Obligated Group , Revenue , 2017 , Refunding , 5% , 8/15/32 .. 1,605,000 1,658,983
CommonSpirit Health Obligated Group , Revenue , 2017 , Refunding , 5% , 8/15/35 .. 2,400,000 2,470,195
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/36 1,200,000 1,271,190
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/35 1,665,000 1,771,879
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/36 3,250,000 3,442,805

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Washington Health Care Facilities Authority, (continued)
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/38 ........................................................ $ 1,000,000 $ 1,074,679
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/39 ........................................................ 1,000,000 1,070,914
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/40 ........................................................ 1,000,000 1,066,507
c
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 3% ,
12/01/35 ....................................................... 440,000 433,194
Overlake Hospital Medical Center Obligated Group , Revenue , B , Refunding , 5% ,
7/01/30 ........................................................ 1,000,000 1,036,015
Overlake Hospital Medical Center Obligated Group , Revenue , B , Refunding , 5% ,
7/01/31 ........................................................ 1,925,000 1,992,655
Washington State Housing Finance Commission ,
Revenue , 2021-1 , A , 3.5% , 12/20/35 ................................... 6,404,608 6,361,252
c
Madison at Rivers Edge Apartments LLC , Revenue , 144A, 2021 B , 5.3% , 1/01/30 . 940,000 928,060
c
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured , 5% ,
7/01/45 ........................................................ 2,250,000 2,345,780
c
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 5.625% ,
7/01/38 ........................................................ 2,000,000 2,195,510
66,577,001
Wisconsin 5.8%
City of Milwaukee , Sewerage System , Revenue , 2021 S-2 , Refunding , 3% , 6/01/46 .. 4,600,000 3,644,560
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 23,650,000 25,285,426
e
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 5,725,000 2,879,120
BlueHub Loan Fund, Inc. , Revenue , 2024 B , 5.25% , 7/01/44 ................. 8,200,000 8,789,711
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/29 .......... 285,000 290,353
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/30 .......... 200,000 203,414
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/31 .......... 200,000 202,985
c
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 3,500,000 3,649,765
EMU Campus Living LLC , Revenue , 2022 A-1 , BAM Insured , 5.375% , 7/01/47 .... 7,000,000 7,446,306
c
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 5,330,000 5,608,268
c
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 A , 3.8% , 12/01/37 5,600,000 5,112,164
c
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 B , 5.75% ,
12/01/27 ....................................................... 1,240,000 1,234,565
KSU Bixby Real Estate Foundation LLC , Revenue, Senior Lien , 2025 A , 5.25% ,
6/15/50 ........................................................ 1,000,000 1,019,380
f
Maniilaq Association Obligated Group , Revenue , 2026 , 5.25% , 12/01/41 ........ 2,300,000 2,534,702
f
Maniilaq Association Obligated Group , Revenue , 2026 , 5.25% , 12/01/44 ........ 1,750,000 1,868,570
North East Carolina Preparatory School, Inc. , Revenue , 2024 A , Refunding , 5% ,
6/15/44 ........................................................ 800,000 809,426
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 24,350,000 25,062,783
PRG - Oxford Properties LLC , Revenue , 2025 A , BAM Insured , 5% , 7/01/45 ...... 1,000,000 1,044,456
Renown Regional Medical Center Obligated Group , Revenue , 2020 A , Refunding ,
4% , 6/01/35 .................................................... 2,100,000 2,152,732
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/46 ....... 1,100,000 902,802
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/27 ........................................... 195,000 198,321
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/28 ........................................... 250,000 257,007
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/29 ........................................... 320,000 332,368

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/30 ........................................... $ 265,000 $ 277,626
Wisconsin Health & Educational Facilities Authority ,
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/28 .................................................... 375,000 379,611
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/29 .................................................... 390,000 397,028
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/30 .................................................... 405,000 414,169
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/37 .................................................... 1,460,000 1,462,273
Sanford Obligated Group , Revenue , 2020 A , Refunding , AG Insured , 4% , 2/15/34 . 600,000 624,688
Sanford Obligated Group , Revenue , 2020 A , Refunding , AG Insured , 4% , 2/15/35 . 1,000,000 1,040,010
Sanford Obligated Group , Revenue , 2020 A , Refunding , AG Insured , 4% , 2/15/36 . 600,000 621,619
Sanford Obligated Group , Revenue , 2024 A , 5.5% , 2/15/54 .................. 11,500,000 12,116,140
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/41 ...... 1,790,000 1,726,483
Wisconsin Masonic Home Obligated Group , Revenue , 2024 A , 5.5% , 8/15/44 ..... 1,000,000 1,065,068
120,653,899
U.S. Territories 0.5%
District of Columbia 0.4%
Washington Metropolitan Area Transit Authority ,
Dedicated , Revenue, Second Lien , 2024 A , 4.375% , 7/15/56 ................. 505,000 484,845
Dedicated , Revenue, Second Lien , 2024 A , 5% , 7/15/56 ..................... 7,060,000 7,298,321
7,783,166
Puerto Rico 0.1%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/27 .. 450,000 460,863
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/30 .. 550,000 592,208
1,053,071
Total U.S. Territories .................................................................... 8,836,237
Total Municipal Bonds (Cost $ 1,937,570,852 ) ...................................
1,981,984,601
Total Long Term Investments (Cost $ 1,954,321,402 ) .............................
1,997,044,401
a
a a a a
Short Term Investments 2.7%
Municipal Bonds 2.7%
California 0.8%
i
University of California ,
Revenue , 2013 AL-1 , Daily VRDN and Put , 1.2% , 5/15/48 ................... 2,000,000 2,000,000
Revenue , 2013 AL-4 , Refunding , Daily VRDN and Put , 1.35% , 5/15/48 .......... 15,000,000 15,000,000
17,000,000
Maryland 0.0%
†
i
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2025 C-1 , LOC Truist Bank , Daily VRDN
and Put , 1.95% , 7/01/55 ............................................. 1,000,000 1,000,000
Minnesota 0.2%
i
City of Rochester , Mayo Clinic , Revenue , 2025 D , LOC Barclays Bank plc , Daily VRDN
and Put , 1.25% , 11/15/64 ............................................ 3,900,000 3,900,000

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
New York 0.5%
i
City of New York , GO , 2014 I-3 , SPA US Bank NA , Daily VRDN and Put , 1.95% ,
3/01/44 ......................................................... $ 7,300,000 $ 7,300,000
i
New York City Transitional Finance Authority , Future Tax Secured , Revenue, Sub. Lien ,
2014 D-3 , SPA Mizuho Bank Ltd. , Daily VRDN and Put , 1.9% , 2/01/44 .......... 2,400,000 2,400,000
9,700,000
Oregon 0.5%
i
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 B ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 1.9% , 8/01/34 ............. 10,700,000 10,700,000
Pennsylvania 0.7%
i
Philadelphia Authority for Industrial Development , Children's Hospital of Philadelphia
Obligated Group , Revenue , 2024 B-1 , SPA JPMorgan Chase Bank NA , Daily VRDN
and Put , 1.85% , 7/01/54 ............................................. 14,000,000 14,000,000
Virginia 0.0%
†
i
Albemarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 1.9% ,
10/01/48 ........................................................ 200,000 200,000
Total Municipal Bonds (Cost $ 56,500,000 ) ......................................
56,500,000
Total Short Term Investments (Cost $ 56,500,000 ) ................................
56,500,000
a
Total Investments (Cost $ 2,010,821,402 ) 99.3% ..................................
$2,053,544,401
Other Assets, less Liabilities 0.7% .............................................
14,539,102
Net Assets 100.0% ...........................................................
$2,068,083,503
See Abbreviations on page 348 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $216,143,516, representing 10.5% of net assets.
d
The coupon rate shown represents the rate at period end.
e
The rate shown represents the yield at period end.
f
Security purchased on a when-issued basis. See Note 1(b).
g
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
h
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
i
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.33 $10.20 $10.03 $10.34 $10.56
Income from investment operations
b
:
Net investment income
c
......................... 0.28 0.27 0.24 0.15 0.07
Net realized and unrealized gains (losses) ........... 0.16 0.13 0.17 (0.33) (0.22)
Total from investment operations .................... 0.44 0.40 0.41 (0.18) (0.15)
Less distributions from:
Net investment income .......................... (0.28) (0.27) (0.24) (0.13) (0.07)
Net asset value, end of year ....................... $10.49 $10.33 $10.20 $10.03 $10.34
Total return
d
................................... 4.29% 4.00% 4.09% (1.75)% (1.39)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.86% 0.84% 0.82% 0.86% 0.80%
Expenses net of waiver and payments by affiliates ....... 0.65% 0.65%
e
0.65%
e
0.65%
e
0.65%
e
Net investment income ........................... 2.69% 2.65% 2.34% 1.51% 0.70%
Supplemental data
Net assets , end of year (000’s) ..................... $335,845 $332,695 $331,917 $385,372 $345,670
Portfolio turnover rate ............................ 33.07% 20.89% 24.84% 29.88% 33.22%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.34 $10.21 $10.04 $10.35 $10.57
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.28 0.25 0.16 0.09
Net realized and unrealized gains (losses) ........... 0.16 0.13 0.17 (0.33) (0.22)
Total from investment operations .................... 0.45 0.41 0.42 (0.17) (0.13)
Less distributions from:
Net investment income .......................... (0.29) (0.28) (0.25) (0.14) (0.09)
Net asset value, end of year ....................... $10.50 $10.34 $10.21 $10.04 $10.35
Total return
d
................................... 4.39% 4.10% 4.19% (1.65)% (1.29)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.76% 0.74% 0.72% 0.75% 0.70%
Expenses net of waiver and payments by affiliates ....... 0.55% 0.55%
e
0.55%
e
0.55%
e
0.55%
e
Net investment income ........................... 2.79% 2.75% 2.44% 1.55% 0.81%
Supplemental data
Net assets , end of year (000’s) ..................... $196,734 $221,207 $252,596 $305,208 $413,869
Portfolio turnover rate ............................ 33.07% 20.89% 24.84% 29.88% 33.22%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.33 $10.20 $10.03 $10.34 $10.56
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.30 0.26 0.18 0.10
Net realized and unrealized gains (losses) ........... 0.16 0.13 0.17 (0.33) (0.22)
Total from investment operations .................... 0.47 0.43 0.43 (0.15) (0.12)
Less distributions from:
Net investment income .......................... (0.31) (0.30) (0.26) (0.16) (0.10)
Net asset value, end of year ....................... $10.49 $10.33 $10.20 $10.03 $10.34
Total return .................................... 4.58% 4.30% 4.38% (1.48)% (1.12)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.54% 0.54% 0.54% 0.58% 0.53%
Expenses net of waiver and payments by affiliates ....... 0.37% 0.37%
d
0.37%
d
0.37%
d
0.37%
d
Net investment income ........................... 2.97% 2.93% 2.62% 1.74% 0.98%
Supplemental data
Net assets , end of year (000’s) ..................... $56,822 $57,065 $56,991 $68,248 $86,417
Portfolio turnover rate ............................ 33.07% 20.89% 24.84% 29.88% 33.22%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.34 $10.20 $10.03 $10.35 $10.57
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.30 0.26 0.16 0.10
Net realized and unrealized gains (losses) ........... 0.15 0.14 0.17 (0.33) (0.22)
Total from investment operations .................... 0.45 0.44 0.43 (0.17) (0.12)
Less distributions from:
Net investment income .......................... (0.30) (0.30) (0.26) (0.15) (0.10)
Net asset value, end of year ....................... $10.49 $10.34 $10.20 $10.03 $10.35
Total return .................................... 4.45% 4.36% 4.35% (1.60)% (1.05)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.61% 0.59% 0.57% 0.59% 0.55%
Expenses net of waiver and payments by affiliates ....... 0.40% 0.40%
d
0.40%
d
0.40%
d
0.40%
d
Net investment income ........................... 2.94% 2.90% 2.60% 1.63% 0.95%
Supplemental data
Net assets , end of year (000’s) ..................... $296,396 $269,894 $265,437 $220,088 $542,557
Portfolio turnover rate ............................ 33.07% 20.89% 24.84% 29.88% 33.22%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2026
Franklin Federal Limited-Term Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Management Investment Companies 1.8%
Capital Markets 1.8%
a
Franklin Municipal Green Bond ETF ..................................... 660,000 $ 16,031,400
Total Management Investment Companies (Cost $ 16,388,450 ) ....................
16,031,400
Principal
Amount
a a a a
Municipal Bonds 91.5%
Alabama 6.0%
b
Black Belt Energy Gas District ,
Revenue , 2021 B , Mandatory Put , 4% , 12/01/26 ........................... $ 5,000,000 5,046,136
Revenue , 2022 E , Mandatory Put , 5% , 6/01/28 ............................ 4,000,000 4,190,698
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 10,000,000 10,954,391
Revenue , 2023 D-3 , Refunding , Mandatory Put , 4.309% , 2/01/29 .............. 5,000,000 5,097,866
Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ......................... 2,000,000 2,171,524
Revenue , 2024 C , Mandatory Put , 5% , 7/01/31 ........................... 10,000,000 10,846,370
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5% , 10/01/33 ............ 2,500,000 2,887,851
b
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 4,285,000 4,719,548
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 3,500,000 3,949,110
Southeast Energy Authority A Cooperative District ,
Revenue , 2024 C , 5% , 11/01/26 ....................................... 400,000 406,088
Revenue , 2024 C , 5% , 11/01/27 ....................................... 330,000 341,717
b
Revenue , 2025 B , Mandatory Put , 5.25% , 1/01/33 ......................... 1,575,000 1,687,796
Special Care Facilities Financing Authority of the City of Pell City Alabama , Noland
Obligated Group , Revenue , 2021 A , Refunding , 5% , 12/01/26 ................. 1,030,000 1,047,270
53,346,365
Arizona 1.5%
b
Arizona Industrial Development Authority , TWG Glendale LP , Revenue , 2024 ,
Mandatory Put , 5% , 9/01/26 .......................................... 800,000 803,194
c
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... 11,630,000 12,556,807
13,360,001
Arkansas 0.4%
Arkansas Development Finance Authority ,
b
Revenue , 2025 , Mandatory Put , 3.875% , 10/15/32 ......................... 2,000,000 2,013,922
Washington Regional Medical Center , Revenue , 2024 , 5% , 2/01/27 ............ 735,000 747,503
Washington Regional Medical Center , Revenue , 2024 , 5% , 2/01/28 ............ 800,000 827,447
3,588,872
California 4.6%
California Community Choice Financing Authority ,
Revenue , 2021 B-1 , 4% , 8/01/26 ...................................... 325,000 326,760
Revenue , 2021 B-1 , 4% , 8/01/27 ...................................... 400,000 407,216
Revenue , 2021 B-1 , 4% , 2/01/28 ...................................... 375,000 383,409
Revenue , 2021 B-1 , 4% , 8/01/28 ...................................... 470,000 483,226
b
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 4,245,000 4,564,329
c
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 2,795,000 2,685,703
c
California Housing Finance Agency , Found Middle LP , Revenue , 144A, 2024 L , 5.2% ,
12/01/27 ........................................................ 1,000,000 1,019,086
b
California Infrastructure & Economic Development Bank ,
c
DesertXpress Enterprises LLC , Revenue , 144A, 2025 C , Mandatory Put , 3.5% ,
11/02/26 ....................................................... 4,000,000 4,001,380
Museum Associates , Revenue , 2021 B , Refunding , Mandatory Put , 2.58% , 6/01/26 800,000 799,009

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
California Municipal Finance Authority ,
Republic Services, Inc. , Revenue , 2021 A , Refunding , Mandatory Put , 3.45% ,
4/01/26 ........................................................ $ 1,500,000 $ 1,500,419
Waste Management, Inc. , Revenue , 2020 , Mandatory Put , 3.45% , 6/01/26 ....... 2,000,000 2,000,000
Waste Management, Inc. , Revenue , 2024 B , Mandatory Put , 3.375% , 9/01/28 .... 1,000,000 1,003,158
b
California State University , Revenue , 2016 B-2 , Refunding , Mandatory Put , 0.55% ,
11/01/26 ........................................................ 800,000 789,186
d
City of Los Angeles , Revenue , 2025 , 5% , 6/25/26 ........................... 7,500,000 7,565,409
c
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 875,000 824,900
e
Long Beach Bond Finance Authority , Revenue , FRN , 2007 B , 4.072% , ( 3-month TSOF
+ 1.45% ), 11/15/27 ................................................. 6,125,000 6,204,019
d
Los Angeles Department of Water & Power , Power System , Revenue , 2025 A ,
Refunding , 5% , 7/01/28 ............................................. 4,000,000 4,196,366
f
Oxnard School District , GO , 2026 , 2.77%, 2/01/31 ........................... 1,500,000 1,310,962
Sierra View Local Health Care District , Revenue , 2020 , Refunding , 4% , 7/01/26 .... 240,000 240,950
University of California , College of the Law San Francisco , Revenue , 2026 , BAM
Insured , 4.216% , 8/01/28 ............................................ 125,000 125,701
40,431,188
Colorado 1.8%
Colorado Health Facilities Authority ,
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5% , 11/01/29 ......... 900,000 974,615
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2025 A , Refunding , 5% ,
5/15/26 ........................................................ 250,000 250,945
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2025 A , Refunding , 5% ,
5/15/27 ........................................................ 255,000 260,751
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2025 A , Refunding , 5% ,
5/15/28 ........................................................ 340,000 353,805
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2025 A , Refunding , 5% ,
5/15/29 ........................................................ 560,000 592,719
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2025 A , Refunding , 5% ,
5/15/30 ........................................................ 395,000 424,628
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2025 A , Refunding , 5% ,
5/15/33 ........................................................ 670,000 741,972
Denver City & County School District No. 1 ,
GO , 2025 A , 5% , 12/01/34 ........................................... 5,000,000 6,036,539
GO , 2025 A , 5.5% , 12/01/44 .......................................... 3,000,000 3,457,910
c
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado , GO , 144A,
2025 A , 5% , 4/01/35 ................................................ 2,750,000 3,083,015
16,176,899
Connecticut 0.6%
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group , Revenue , 2026 A , 5% , 7/01/31 .......... 4,000,000 4,483,956
b
Yale University , Revenue , 2016 A-2 , Refunding , Mandatory Put , 2% , 7/01/26 ..... 840,000 839,309
5,323,265
Delaware 0.6%
b
Delaware State Economic Development Authority , NRG Energy, Inc. , Revenue , 2020 A ,
Refunding , Mandatory Put , 4% , 10/01/35 ................................ 5,000,000 5,163,507
Florida 4.8%
Alachua County Health Facilities Authority , Oak Hammock at the University of Florida
Obligated Group , Revenue , 2025 B-3 , 3.625% , 10/01/30 .................... 1,140,000 1,144,234
Babcock Ranch Community Independent Special District , Assessment Area 3A , Special
Assessment , 2020 , 3% , 5/01/30 ....................................... 515,000 511,811

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Celebration Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/31 ......................................................... $ 240,000 $ 234,270
County of Miami-Dade , Aviation , Revenue , 2024 A , Refunding , 5% , 10/01/27 ....... 4,650,000 4,826,831
Crystal Cay Community Development District , Special Assessment , 2021 , 2.7% ,
5/01/31 ......................................................... 325,000 320,798
East Palm Drive Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 4.375% , 6/15/31 ................................... 325,000 332,754
Eden Hills Community Development District , Assessment Area , Special Assessment ,
2020 , 3.25% , 5/01/30 ............................................... 110,000 110,709
c
Entrada Community Development District , Assessments , Special Assessment , 144A,
2021 , 2.625% , 5/01/31 .............................................. 370,000 360,188
b
Florida Development Finance Corp. , Florida Health Sciences Center, Inc. Obligated
Group , Revenue , 2026 B , Mandatory Put , 5% , 10/01/31 ..................... 1,000,000 1,111,067
Halifax Hospital Medical Center , Obligated Group , Revenue , 2016 , Refunding , 5% ,
6/01/27 ......................................................... 2,890,000 2,906,511
Hillsborough County Aviation Authority , Revenue , 2024 B , 5% , 10/01/32 .......... 10,085,000 11,448,703
Ibis Landing Community Development District , Special Assessment , 2025 , 4.7% ,
6/15/35 ......................................................... 465,000 493,481
Jacksonville Transportation Authority , Revenue, Senior Lien , 2020 , 5% , 8/01/26 ..... 1,940,000 1,961,736
Keys Edge Community Development District , Assessment Area 1 , Special Assessment ,
2024 , 4.375% , 5/01/31 .............................................. 405,000 412,223
Kindred Community Development District II , Special Assessment , 2021 , 2.7% , 5/01/31 235,000 230,590
Kingman Gate Community Development District , Special Assessment , 2021 , 3.125% ,
6/15/31 ......................................................... 250,000 251,269
Lakes by the Bay South Community Development District , Special Assessment , 2024 ,
Refunding , 5% , 5/01/26 ............................................. 710,000 711,878
Lakewood Ranch Stewardship District ,
Assessment Calusa , Special Assessment , 2025 , 4.6% , 5/01/35 ............... 440,000 460,525
Assessment Southeast , Special Assessment , 2025 , 5% , 5/01/30 .............. 1,435,000 1,517,140
Assessments , Special Assessment , 2024 , 4.625% , 5/01/31 .................. 130,000 133,675
b,c
Lee County Housing Finance Authority , Fort Myers Leased Housing Associates I LLLP ,
Revenue , 144A, 2023 B , Mandatory Put , 5.5% , 7/01/26 ..................... 4,000,000 4,004,545
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 B-3 , 4.125% , 11/15/29 .......................................... 3,000,000 3,022,244
Leomas Landing Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 2.95% , 5/01/31 .................................... 105,000 103,828
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
5.2% , 5/01/27 .................................................... 200,000 202,275
c
Pine Isle Community Development District , Special Assessment , 144A, 2021 , 3% ,
12/15/31 ........................................................ 230,000 230,511
Poitras East Community Development District , Special Assessment , 2023 , 4% , 5/01/28 300,000 302,831
Preserve at South Branch Community Development District , Phase 3 , Special
Assessment , 2021 , 3% , 5/01/31 ....................................... 350,000 350,572
Rhodine Road North Community Development District , Assessment Area , Special
Assessment , 2022 , 3% , 5/01/32 ....................................... 195,000 194,152
River Hall Community Development District , Assessment Area , Special Assessment ,
2021 A-1 , Refunding , 3% , 5/01/26 ..................................... 220,000 219,804
Shingle Creek at Bronson Community Development District , Special Assessment ,
2021 , 3.1% , 6/15/31 ................................................ 500,000 500,240
South Creek Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 2.875% , 6/15/31 ................................... 175,000 172,719
b,c
St. Johns County Housing Finance Authority , Ponte Vedra Beach Leased Housing
Associates I LLLP , Revenue , 144A, 2023 B , Mandatory Put , 5.5% , 12/01/26 ...... 1,000,000 1,002,356
c
Storey Park Community Development District , Assessment Area 4 , Special
Assessment , 144A, 2021 , 2.875% , 6/15/31 ............................... 170,000 169,425
Summerstone Community Development District , Assessment Phase 1 , Special
Assessment , 2020 , 3.25% , 5/01/30 .................................... 165,000 166,095

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
c
Village Community Development District No. 15 , Special Assessment , 144A, 2024 ,
3.75% , 5/01/29 ................................................... $ 735,000 $ 743,658
Villamar Community Development District , Special Assessment , 2020 , 3.2% , 5/01/30 240,000 240,819
Volusia County Educational Facility Authority ,
Embry-Riddle Aeronautical University, Inc. , Revenue , 2025 , 5% , 10/15/28 ........ 625,000 666,907
Embry-Riddle Aeronautical University, Inc. , Revenue , 2025 , 5% , 10/15/29 ........ 800,000 873,099
42,646,473
Georgia 5.4%
c
Atlanta Development Authority (The) , PRG - CAU Properties LLC , Revenue , 144A,
2025 B , 8.125% , 7/01/30 ............................................ 1,715,000 1,699,895
City of Atlanta ,
Department of Aviation , Revenue , 2024 A-1 , 5% , 7/01/26 .................... 300,000 302,795
Department of Aviation , Revenue , 2024 A-1 , 5% , 7/01/28 .................... 215,000 229,073
Cobb-Marietta Coliseum & Exhibit Hall Authority ,
County of Cobb , Revenue , 2025 , 5% , 10/01/27 ........................... 300,000 313,264
County of Cobb , Revenue , 2025 , 5% , 10/01/28 ........................... 400,000 428,618
b
Development Authority of Burke County (The) ,
Georgia Power Co. , Revenue , 4th 1995 , Mandatory Put , 3.8% , 5/21/26 ......... 3,000,000 3,008,214
Georgia Power Co. , Revenue , 5th 1994 , Mandatory Put , 3.7% , 6/13/28 ......... 1,750,000 1,792,068
Georgia Power Co. , Revenue, First Series , 2013-1 , Refunding , Mandatory Put ,
3.375% , 3/12/27 ................................................. 2,000,000 2,015,780
b
Development Authority of Monroe County (The) ,
Georgia Power Co. , Revenue, First Series , 2009 , Refunding , Mandatory Put , 1% ,
8/21/26 ........................................................ 2,000,000 1,982,257
Georgia Power Co. , Revenue, Second Series , 2006 , Refunding , Mandatory Put ,
3.875% , 3/06/26 ................................................. 3,500,000 3,500,466
Development Authority of Rockdale County , Revenue , 2025 A-1 , Refunding , 5.375% ,
12/01/36 ........................................................ 460,000 492,213
b
Main Street Natural Gas, Inc. ,
Revenue , 2021 A , Mandatory Put , 4% , 9/01/27 ............................ 8,050,000 8,211,833
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 4,500,000 4,659,921
c
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 15,000,000 15,129,460
Revenue , 2023 D , Mandatory Put , 5% , 12/01/30 ........................... 4,000,000 4,295,529
48,061,386
Hawaii 0.8%
University of Hawaii ,
Revenue , 2020 B , Refunding , 5% , 10/01/26 .............................. 2,865,000 2,909,986
Revenue , 2020 D , Refunding , 5% , 10/01/26 .............................. 4,360,000 4,428,460
7,338,446
Illinois 4.3%
Chicago Park District , GO , 2020 F-2 , Refunding , 5% , 1/01/27 .................. 550,000 562,366
City of Chicago ,
GO , 2020 A , 5% , 1/01/28 ............................................ 2,110,000 2,166,298
GO , 2020 A , ETM, 5% , 1/01/28 ....................................... 990,000 1,038,746
GO , 2024 B , Refunding , 5% , 1/01/29 ................................... 1,000,000 1,042,063
GO , 2024 B , Refunding , 5% , 1/01/31 ................................... 3,220,000 3,437,029
County of Cook ,
Sales Tax , Revenue , 2021 A , Refunding , 5% , 11/15/29 ...................... 845,000 925,763
Sales Tax , Revenue , 2024 , Refunding , 5% , 11/15/27 ....................... 500,000 522,926
Sales Tax , Revenue , 2024 , Refunding , 5% , 11/15/28 ....................... 1,000,000 1,070,748
Sales Tax , Revenue , 2024 , Refunding , 5% , 11/15/29 ....................... 1,000,000 1,095,577
Illinois Finance Authority ,
Chicago School - California, Inc. (The) , Revenue , 2024 , 5% , 4/01/26 ........... 340,000 340,589
Chicago School - California, Inc. (The) , Revenue , 2024 , 5% , 4/01/27 ........... 400,000 409,115

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Illinois Finance Authority, (continued)
Chicago School - California, Inc. (The) , Revenue , 2024 , 5% , 4/01/28 ........... $ 400,000 $ 415,789
g,h
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/27 ......... 847,485 —
b
Field Museum of Natural History , Revenue , 2019 , Refunding , Mandatory Put ,
3.719% , 9/01/28 ................................................. 1,450,000 1,454,745
Lifespace Communities, Inc. Obligated Group , Revenue , 2015 A , Refunding , 5% ,
5/15/27 ........................................................ 590,000 590,448
d
Lake County Consolidated High School District No. 120 Mundelein ,
GO , 2026 , 5% , 12/01/27 ............................................. 500,000 522,252
GO , 2026 , 5% , 12/01/28 ............................................. 500,000 534,388
GO , 2026 , 5% , 12/01/34 ............................................. 750,000 877,647
Sangamon County School District No. 186 Springfield , GO , 2020 C , AG Insured , 5% ,
6/01/36 ......................................................... 1,485,000 1,606,045
State of Illinois ,
GO , 2016 , Refunding , 5% , 2/01/29 ..................................... 750,000 767,440
GO , 2017 C , 5% , 11/01/29 ........................................... 2,000,000 2,082,422
GO , 2017 D , 5% , 11/01/27 ........................................... 5,025,000 5,242,896
GO , 2018 A , Refunding , 5% , 10/01/29 .................................. 375,000 399,240
GO , 2018 B , Refunding , 5% , 10/01/31 .................................. 625,000 662,252
GO , 2019 B , 5% , 11/01/30 ........................................... 375,000 407,724
GO , 2025 A , 4.1% , 9/01/26 ........................................... 8,200,000 8,209,851
Sales Tax , Revenue , 2021 A , 4% , 6/15/27 ............................... 1,500,000 1,528,918
37,913,277
Indiana 1.9%
b
City of Whiting , BP Products North America, Inc. , Revenue , 2019 A , Refunding ,
Mandatory Put , 5% , 6/05/26 .......................................... 5,900,000 5,937,566
Indiana Finance Authority ,
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/30 .... 785,000 834,627
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/31 .... 875,000 940,516
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/32 .... 920,000 997,065
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/33 .... 965,000 1,053,579
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/34 .... 1,015,000 1,113,086
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/35 .... 535,000 587,894
b
Southern Indiana Gas & Electric Co. , Revenue , 2013 E , Refunding , Mandatory Put ,
3.55% , 8/01/28 .................................................. 5,000,000 5,066,326
16,530,659
Iowa 1.9%
Crawford County Memorial Hospital, Inc. , Revenue , 2024 , 5% , 6/15/27 ........... 2,000,000 2,018,450
Des Moines Independent Community School District , Sales Services & Use Tax ,
Revenue , 2018 , AG Insured , 3% , 6/01/29 ................................ 9,300,000 9,308,346
Iowa Finance Authority ,
b
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding ,
Mandatory Put , 3.119% , 5/15/26 ..................................... 1,500,000 1,489,536
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.6% ,
5/15/28 ........................................................ 640,000 666,619
Iowa Higher Education Loan Authority ,
University of Dubuque , Revenue , 2025 , 5% , 10/01/30 ....................... 1,370,000 1,467,384
University of Dubuque , Revenue , 2025 , 5% , 10/01/35 ....................... 2,050,000 2,262,709
17,213,044
Kansas 0.2%
Reno County Unified School District No. 308 Hutchinson , GO , 2019 , Refunding , 5% ,
9/01/27 ......................................................... 1,575,000 1,635,119

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky 4.8%
County of Trimble ,
Louisville Gas and Electric Co. , Revenue , 2001 A , Refunding , 0.625% , 9/01/26 ... $ 3,375,000 $ 3,336,502
b
Louisville Gas and Electric Co. , Revenue , 2023 A , Mandatory Put , 4.7% , 6/01/27 .. 2,500,000 2,542,627
Eastern Kentucky University ,
Revenue , 2021 A , Refunding , 4% , 10/01/26 .............................. 1,205,000 1,214,713
Revenue , 2021 A , Refunding , 4% , 10/01/27 .............................. 1,255,000 1,282,425
Revenue , 2021 A , Refunding , 4% , 10/01/28 .............................. 1,305,000 1,349,137
Kentucky Municipal Energy Agency ,
Revenue , 2025 , 5% , 1/01/34 ......................................... 2,875,000 3,322,867
Revenue , 2025 , 5% , 1/01/35 ......................................... 3,020,000 3,521,109
Kentucky Public Energy Authority ,
b
Revenue , 2022 A-2 , Mandatory Put , 3.659% , 8/01/30 ....................... 14,125,000 14,206,243
Revenue , 2025 B , 5% , 12/01/33 ....................................... 5,000,000 5,331,569
Kentucky State Property & Building Commission , Commonwealth of Kentucky ,
Revenue , A , 5% , 4/01/33 ............................................ 5,715,000 6,673,177
42,780,369
Louisiana 1.6%
City of New Orleans ,
Sewerage Service , Revenue , 2020 B , 5% , 6/01/26 ......................... 450,000 452,710
Sewerage Service , Revenue , 2020 B , 5% , 6/01/27 ......................... 600,000 618,430
Sewerage Service , Revenue , 2020 B , 5% , 6/01/28 ......................... 550,000 579,150
Louisiana Local Government Environmental Facilities & Community Development
Authority , Louisiana Utilities Restoration Corp. ELL System Restoration , Revenue ,
2023 , A-1 , 5.081% , 6/01/31 .......................................... 1,167,397 1,193,005
Louisiana Offshore Terminal Authority , Loop LLC , Revenue , 2007 A , Refunding , 4.15% ,
9/01/27 ......................................................... 1,500,000 1,528,396
Louisiana Public Facilities Authority , Ochsner Clinic Foundation Obligated Group ,
Revenue , 2025 B , Refunding , 5% , 5/15/30 ............................... 4,000,000 4,380,378
b
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 C , Refunding ,
Mandatory Put , 3.3% , 7/03/28 ........................................ 5,000,000 5,088,180
13,840,249
Maine 0.1%
Maine Governmental Facilities Authority ,
State of Maine , Revenue , 2025 A , 5% , 10/01/26 ........................... 700,000 711,277
State of Maine , Revenue , 2025 A , 5% , 10/01/27 ........................... 600,000 625,669
1,336,946
Maryland 2.0%
Maryland Economic Development Corp. , Purple Line Transit Partners LLC , Revenue ,
2022 A , 5% , 11/12/28 ............................................... 10,000,000 10,056,432
b
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2020 B-2 , Refunding , Mandatory Put ,
5% , 7/01/27 ...................................................... 5,110,000 5,202,374
State of Maryland , GO , 2017 B , Refunding , 5% , 8/01/26 ...................... 30,000 30,366
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/26 ............... 1,035,000 1,035,000
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/27 ............... 1,215,000 1,235,438
17,559,610
Massachusetts 1.3%
City of Quincy , GO , 2025 , 5% , 7/24/26 .................................... 4,000,000 4,041,226
City of Worcester , GO , 4% , 3/19/26 ...................................... 700,000 700,566
f
Massachusetts Department of Transportation , Revenue, Senior Lien , 1997 A , NATL
Insured , 2.41%, 1/01/29 ............................................. 2,000,000 1,869,189

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Housing Finance Agency , Revenue , 2022 C-3 , FHA Insured , 4% ,
6/01/26 ......................................................... $ 4,580,000 $ 4,584,046
11,195,027
Michigan 2.0%
City of Detroit ,
GO , 2018 , 5% , 4/01/33 ............................................. 950,000 989,374
GO , 2018 , 5% , 4/01/37 ............................................. 2,280,000 2,359,263
GO , 2018 , 5% , 4/01/38 ............................................. 1,110,000 1,146,584
Michigan Finance Authority , Henry Ford Health System Obligated Group , Revenue ,
2016 , Refunding , 5% , 11/15/27 ....................................... 2,000,000 2,032,454
b
Michigan Strategic Fund , Consumers Energy Co. , Revenue , 2005 , Mandatory Put ,
0.875% , 10/08/26 .................................................. 5,915,000 5,815,047
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue ,
2017 E , Refunding , 4% , 12/01/26 ...................................... 5,000,000 5,055,309
17,398,031
Minnesota 1.8%
b
City of Mounds View , OAHS Sibley TC LLLP , Revenue , 2024 , Mandatory Put , 3.375% ,
3/01/28 ......................................................... 5,500,000 5,542,871
Minnesota Health & Education Facilities Authority , University of St. Thomas , Revenue ,
2019 , 5% , 10/01/26 ................................................ 1,000,000 1,014,538
Minnesota Higher Education Facilities Authority , University of St. Thomas , Revenue ,
2019 , 5% , 10/01/27 ................................................ 1,000,000 1,040,084
b
Minnesota Municipal Gas Agency , Revenue , 2022 B , Mandatory Put , 3.459% , ( SOFR +
1% ), 12/01/27 .................................................... 8,000,000 7,997,203
15,594,696
Mississippi 0.3%
b
Mississippi Business Finance Corp. , Waste Management, Inc. , Revenue , 2004 ,
Mandatory Put , 0.7% , 9/01/26 ........................................ 2,500,000 2,470,446
Missouri 0.7%
Citizens Memorial Hospital District , Revenue , 2024 A , Refunding , 5% , 12/01/26 ..... 5,000,000 5,023,081
Missouri Development Finance Board ,
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/26 ............... 405,000 405,000
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/27 ............... 660,000 670,127
6,098,208
Montana 0.1%
b
Montana Board of Housing , Aspen Village Housing Partners LP , Revenue , 2025 ,
Mandatory Put , 2.9% , 12/01/26 ....................................... 1,000,000 1,001,192
Nevada 0.4%
b
County of Washoe , Sierra Pacific Power Co. , Revenue , 2016 F , Refunding , Mandatory
Put , 4.125% , 10/01/29 .............................................. 3,575,000 3,695,522
New Hampshire 0.3%
e
New Hampshire Business Finance Authority , Revenue , FRN , 2024-3 , A , 4.162% ,
10/20/41 ........................................................ 990,149 1,021,694
New Hampshire Municipal Bond Bank , Revenue , 2025 B , 5% , 8/15/27 ........... 1,500,000 1,562,573
2,584,267
New Jersey 7.4%
b
Camden County Improvement Authority (The) , Revenue , 2024 , Mandatory Put , 5% ,
3/01/26 ......................................................... 3,200,000 3,200,000
City of Newark , GO , 2025 B , 4.5% , 5/07/26 ................................ 4,000,000 4,011,771
Garden State Preservation Trust , Revenue , 2005 A , AG Insured , 5.75% , 11/01/28 ... 15,855,000 16,794,241
Jersey City Municipal Utilities Authority , Water Fund , Revenue , 2025 A , 5% , 5/01/26 . 1,000,000 1,004,317

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Economic Development Authority ,
b
New Jersey-American Water Co., Inc. , Revenue , 2019 B , Refunding , Mandatory Put ,
2.05% , 12/03/29 ................................................. $ 7,500,000 $ 7,193,704
c
State of New Jersey , Revenue , 144A, 2019 , Refunding , 5.25% , 9/01/27 ......... 6,000,000 6,271,752
New Jersey Transportation Trust Fund Authority ,
f
State of New Jersey , Revenue , 2006 C , AMBAC Insured , 2.32%, 12/15/26 ....... 10,000,000 9,818,744
f
State of New Jersey , Revenue , 2006 C , BHAC Insured , 2.23%, 12/15/27 ........ 11,110,000 10,678,893
State of New Jersey , Revenue , 2023 AA , Refunding , 5% , 6/15/34 .............. 3,500,000 4,067,726
State of New Jersey , Revenue , 2024 A , Refunding , 5% , 6/15/36 ............... 2,500,000 2,931,711
65,972,859
New Mexico 2.6%
b
City of Farmington ,
Public Service Co. of New Mexico , Revenue , 2010 A , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ 4,250,000 4,202,977
Public Service Co. of New Mexico , Revenue , 2010 C , Refunding , Mandatory Put ,
3.875% , 6/01/29 ................................................. 11,000,000 11,317,118
Public Service Co. of New Mexico , Revenue , 2010 D , Refunding , Mandatory Put ,
3.9% , 6/01/28 ................................................... 4,000,000 4,087,483
b
County of Santa Fe , Cresta Ranch Apartments LLP , Revenue , 2024 , Mandatory Put ,
3.29% , 6/01/28 ................................................... 3,700,000 3,734,147
23,341,725
New York 4.9%
Cortland Enlarged City School District , GO , 2026 , 4.125% , 4/30/26 .............. 1,000,000 1,002,053
County of Suffolk , GO , 2018 B , AG Insured , 4% , 10/15/28 ..................... 4,205,000 4,250,705
Metropolitan Transportation Authority , Revenue , 2025 B , Refunding , 5% , 11/15/26 ... 3,000,000 3,059,342
New York City Industrial Development Agency , Yankee Stadium LLC , Revenue , 2020 A ,
Refunding , AG Insured , 3% , 3/01/36 .................................... 5,000,000 4,909,966
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2025 F-1 , Refunding , 5% , 11/01/33 ............. 2,000,000 2,351,132
Future Tax Secured , Revenue, Sub. Lien , 2025 D , 5% , 5/01/26 ............... 270,000 271,290
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27 780,000 746,350
New York State Energy Research & Development Authority , New York State Electric &
Gas Corp. , Revenue , 1994 D , Refunding , 3.5% , 10/01/29 .................... 3,000,000 3,064,221
b
New York State Housing Finance Agency ,
Revenue , 2022 A-2 , Mandatory Put , 2.5% , 5/01/27 ......................... 1,885,000 1,883,873
Revenue , 2025 A-2 , Mandatory Put , 3.4% , 5/01/29 ......................... 4,000,000 4,041,518
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/36 .......................... 7,195,000 7,401,729
JFK NTO LLC , Revenue , 2025 , 5.5% , 6/30/37 ............................ 2,000,000 2,284,601
JFK NTO LLC , Revenue , 2025 , AG Insured , 5.5% , 6/30/38 ................... 1,600,000 1,834,581
JFK NTO LLC , Revenue , 2025 , 5.5% , 6/30/39 ............................ 2,100,000 2,360,555
Triborough Bridge & Tunnel Authority , Metropolitan Transportation Authority Payroll
Mobility Tax , Revenue , 2025 B-1 , 5% , 3/15/27 ............................ 3,500,000 3,607,425
Troy Capital Resource Corp. , Rensselaer Polytechnic Institute , Revenue , 2020 A ,
Refunding , 5% , 9/01/28 ............................................. 750,000 796,142
43,865,483
North Carolina 1.0%
b
Cumberland County Industrial Facilities & Pollution Control Financing Authority ,
American Titanium Metal LLC , Revenue , 2024 , Mandatory Put , 3.125% , 12/01/26 . 2,000,000 2,001,553
North Carolina Capital Facilities Finance Agency , Campbell University, Inc. , Revenue ,
2021 A , Refunding , 5% , 10/01/26 ...................................... 850,000 858,959
North Carolina Medical Care Commission , United Methodist Retirement Homes, Inc.
Obligated Group (The) , Revenue , 2025 B-3 , 3.4% , 10/01/29 .................. 1,135,000 1,144,455

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina State University at Raleigh ,
Revenue , 2018 , Refunding , 5% , 10/01/26 ................................ $ 3,000,000 $ 3,049,731
Revenue , 2018 , Refunding , 5% , 10/01/27 ................................ 1,500,000 1,567,514
8,622,212
North Dakota 0.8%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/27 .. 2,325,000 2,396,721
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/28 .. 1,680,000 1,759,098
City of Horace ,
GO , 2024 B , Refunding , 4.85% , 8/01/26 ................................. 1,750,000 1,750,971
GO , 2024 C , Refunding , 5% , 5/01/26 ................................... 385,000 386,358
GO , 2024 C , Refunding , 5% , 5/01/27 ................................... 400,000 409,994
GO , 2024 C , Refunding , 5% , 5/01/28 ................................... 475,000 495,397
7,198,539
Ohio 2.6%
American Municipal Power, Inc. , City of Wapakoneta , Revenue , 2025 , 4% , 6/17/26 .. 1,555,000 1,560,810
Cleveland Department of Public Utilities , Division of Public Power , Revenue , 2020 A ,
Refunding , AG Insured , 5% , 11/15/27 ................................... 1,580,000 1,651,095
Columbus Metropolitan Housing Authority ,
Revenue , 2024 , 4% , 6/01/34 ......................................... 1,500,000 1,535,433
Cobblestone Manor LLC , Revenue , 2024 , 5% , 8/01/27 ...................... 2,000,000 2,016,213
Ohio Air Quality Development Authority ,
American Electric Power Co., Inc. , Revenue , 2014 D , Refunding , 3.2% , 5/01/26 ... 3,500,000 3,500,833
b
Duke Energy Corp. , Revenue , 2022 A , Refunding , Mandatory Put , 4.25% , 6/01/27 . 7,500,000 7,623,737
Ohio Housing Finance Agency ,
b
At Main LLC , Revenue , 2025 , Mandatory Put , 3.7% , 5/01/28 ................. 1,200,000 1,215,661
c
Middletown Phase Two LP , Revenue , 144A, 2023 B , 6.25% , 3/01/26 ........... 3,000,000 3,000,000
Youngstown State University , Revenue , 2021 , Refunding , AG Insured , 4% , 12/15/26 . 850,000 862,234
22,966,016
Oklahoma 0.3%
d
Lawton Industrial Development Authority ,
City of Lawton Sales Tax , Revenue , 2026 A , 5% , 7/01/36 .................... 150,000 171,862
City of Lawton Sales Tax , Revenue , 2026 A , 5% , 7/01/37 .................... 200,000 227,417
City of Lawton Sales Tax , Revenue , 2026 A , 5% , 7/01/38 .................... 150,000 169,222
City of Lawton Sales Tax , Revenue , 2026 B , 4.75% , 7/01/35 .................. 500,000 502,595
City of Lawton Sales Tax , Revenue , 2026 B , 4.85% , 7/01/36 .................. 500,000 501,362
City of Lawton Sales Tax , Revenue , 2026 B , 4.95% , 7/01/37 .................. 750,000 752,283
2,324,741
Oregon 0.6%
b
State of Oregon Housing & Community Services Department , Hollywood Hub LP ,
Revenue , 2024 R , Mandatory Put , 4% , 1/01/29 ........................... 5,000,000 5,120,577
Pennsylvania 3.9%
Adams County General Authority , Brethren Home Community Obligated Group (The) ,
Revenue , 2024 B-2 , Refunding , 3.6% , 6/01/29 ............................ 1,500,000 1,518,673
Allegheny County Airport Authority , Revenue , 2023 A , AG Insured , 5.25% , 1/01/36 ... 1,000,000 1,129,267
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 2022 , Refunding , 5% , 5/01/26 ................................. 500,000 501,215
Revenue , 2022 , Refunding , 5% , 5/01/27 ................................. 590,000 603,716
Chester County Industrial Development Authority , Avon Grove Charter School ,
Revenue , 2024 , 5% , 3/01/27 ......................................... 3,250,000 3,275,552
Lehigh County Industrial Development Authority , PPL Electric Utilities Corp. , Revenue ,
2016 B , Refunding , 2.625% , 2/15/27 ................................... 5,000,000 5,019,281

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
b
Montgomery County Industrial Development Authority , Constellation Energy Generation
LLC , Revenue , 2023 A , Refunding , Mandatory Put , 4.1% , 4/03/28 ............. $ 5,000,000 $ 5,129,408
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group , Revenue , 2017 A , Refunding , 5% , 11/15/29 ........... 1,230,000 1,280,922
b
UPMC Obligated Group , Revenue , 2025 A , Refunding , Mandatory Put , 5% , 3/15/32 8,200,000 9,026,101
b
Waste Management Obligated Group , Revenue , 2013 , Mandatory Put , 3% , 5/01/26 1,500,000 1,500,305
b
Waste Management, Inc. , Revenue , 2021 B , Refunding , Mandatory Put , 1.1% ,
11/02/26 ....................................................... 4,000,000 3,947,029
Pennsylvania Housing Finance Agency ,
Revenue , 2025-149 A , 5% , 4/01/27 .................................... 300,000 308,293
Revenue , 2025-149 A , Refunding , 5% , 10/01/27 ........................... 300,000 311,409
Philadelphia Gas Works Co. , Revenue , 16th A , AG Insured , 5% , 8/01/26 .......... 600,000 606,947
34,158,118
Rhode Island 0.3%
Rhode Island Health and Educational Building Corp. ,
Lifespan Corp. Obligated Group , Revenue , 2016 , Refunding , ETM, 5% , 5/15/26 ... 465,000 467,587
Lifespan Corp. Obligated Group , Revenue , 2026 B , Refunding , 5% , 5/15/31 ...... 2,000,000 2,217,105
2,684,692
South Carolina 1.3%
c
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3% , 11/01/26 ................................... 210,000 207,703
b
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 3,535,000 3,887,245
South Carolina Public Service Authority ,
Revenue , 2024 A , 5% , 12/01/26 ....................................... 675,000 689,099
Revenue , 2024 A , 5% , 12/01/27 ....................................... 525,000 550,522
Revenue , 2024 A , 5% , 12/01/28 ....................................... 500,000 537,463
Revenue , 2024 A , 5% , 12/01/29 ....................................... 550,000 603,784
Revenue , 2024 A , 5% , 12/01/30 ....................................... 675,000 756,109
Revenue , 2024 A , 5.5% , 12/01/54 ..................................... 3,000,000 3,227,123
d
Revenue , 2025 B , Refunding , 5% , 12/01/28 .............................. 750,000 804,739
11,263,787
South Dakota 0.7%
South Dakota Health & Educational Facilities Authority , Presbyterian Retirement Village
of Rapid City, Inc. , Revenue , 2025 B-2 , 3.25% , 9/01/30 ..................... 6,500,000 6,508,735
Tennessee 3.6%
State of Tennessee , GO , 2023 A , 5% , 5/01/31 .............................. 6,670,000 7,611,042
b
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 8,010,000 8,730,684
b
Tennessee Energy Acquisition Corp. , Revenue , 2023 A-1 , Refunding , Mandatory Put ,
5% , 5/01/28 ...................................................... 14,560,000 15,210,483
31,552,209
Texas 5.0%
b
Austin Housing Finance Corp. , Austin Leased Housing Associates V LP , Revenue ,
2024 , Mandatory Put , 3.4% , 11/01/27 ................................... 10,000,000 10,144,137
f
Central Texas Turnpike System , Revenue, First Tier , 2002 A , BHAC, AMBAC Insured ,
2.47%, 8/15/27 ................................................... 3,280,000 3,165,102
City of Austin , Airport System , Revenue , 2025 , Refunding , 5% , 11/15/26 .......... 900,000 915,326
c
City of Celina , Mosaic Public Improvement District Phase No. 1B , Special Assessment ,
144A, 2024 , 4.375% , 9/01/31 ......................................... 132,000 135,166
City of Houston , Combined Utility System , Revenue, First Lien , 2018 D , Refunding , 5% ,
11/15/26 ........................................................ 1,000,000 1,019,922
c
City of Lavon , Special Assessment , 144A, 2025 , 4.25% , 9/15/32 ................ 600,000 614,512

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Lowry Crossing , Simpson Road Public Improvement District , Special
Assessment , 144A, 2025 , 4.75% , 9/15/35 ............................... $ 295,000 $ 312,143
c
City of Manor , Special Assessment , 144A, 2025 , 4% , 9/15/30 .................. 180,000 181,894
City of Pflugerville , GO , 2025 , 5% , 8/01/26 ................................ 1,685,000 1,703,808
County of Hidalgo ,
GO , 2025 , Refunding , 5% , 8/15/26 ..................................... 1,150,000 1,163,752
GO , 2025 , Refunding , 5% , 8/15/27 ..................................... 400,000 415,108
Forney Independent School District ,
GO , 2025 , Refunding , PSF Guaranty , 5% , 8/15/26 ......................... 600,000 607,584
GO , 2025 , Refunding , PSF Guaranty , 5% , 8/15/27 ......................... 1,600,000 1,662,767
FW Ramble Public Facility Corp. , Revenue , 2025 , 5% , 10/01/32 ................ 2,115,000 2,283,973
Kaufman County Fresh Water Supply District No. 1-D ,
GO , 2021 , 2% , 9/01/26 ............................................. 150,000 148,411
GO , 2021 , 2% , 9/01/27 ............................................. 155,000 150,169
GO , 2024 , AG Insured , 5% , 9/01/29 .................................... 385,000 403,772
GO , 2024 , AG Insured , 5% , 9/01/33 .................................... 470,000 521,892
b
Prosper Independent School District , GO , 2019 B , PSF Guaranty , Mandatory Put , 4% ,
8/15/26 ......................................................... 1,600,000 1,612,188
San Antonio Independent School District , GO , 2025 , Refunding , PSF Guaranty , 5% ,
8/15/26 ......................................................... 2,875,000 2,912,518
b
Tarrant County Cultural Education Facilities Finance Corp. , Texas Health Resources
Obligated Group , Revenue , 2025 B , Refunding , Mandatory Put , 5% , 11/15/29 .... 7,250,000 7,846,861
b
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 A , Mandatory Put ,
5.5% , 1/01/30 .................................................... 5,000,000 5,380,854
c
Town of Little Elm , Valencia Public Improvement District Improvement Area No. 3 ,
Special Assessment , 144A, 2021 , 2.375% , 9/01/26 ......................... 117,000 116,343
Town of Trophy Club , Public Improvement District No. 1 , Special Assessment , 2025 ,
Refunding , 5% , 9/01/28 ............................................. 590,000 606,054
Westside 211 Special Improvement District , GO, Sub. Lien , 2021 , 2% , 8/15/27 ..... 280,000 272,669
44,296,925
Utah 1.0%
City of Salt Lake City , Airport , Revenue , 2023 A , 5% , 7/01/27 ................... 760,000 784,382
Davis School District , GO , 2016 , 2.5% , 6/01/28 ............................. 2,975,000 2,971,955
Downtown Revitalization Public Infrastructure District ,
City of Salt Lake City Revitalization Sales Tax , Revenue, First Lien , 2025 A , AG
Insured , 5% , 6/01/26 .............................................. 575,000 578,722
City of Salt Lake City Revitalization Sales Tax , Revenue, First Lien , 2025 A , AG
Insured , 5% , 6/01/28 .............................................. 1,130,000 1,195,484
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5% , 6/01/26 .............................................. 1,330,000 1,338,309
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5% , 6/01/27 .............................................. 350,000 361,144
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5% , 6/01/28 .............................................. 470,000 496,707
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5% , 6/01/29 .............................................. 545,000 589,231
Utah Infrastructure Agency , Revenue , 2022 , 5% , 10/15/27 ..................... 300,000 309,451
8,625,385
Virginia 0.2%
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/29 ........................................................ 180,000 184,528
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
7/01/29 ........................................................ 1,750,000 1,800,113

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia Small Business Financing Authority, (continued)
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 3% , 12/01/26 ... $ 235,000 $ 234,834
2,219,475
Washington 1.7%
Auburn School District No. 408 of King & Pierce Counties , GO , 2018 , 5% , 12/01/27 .. 1,700,000 1,785,639
Port of Seattle , Revenue , 2018 B , 5% , 5/01/27 ............................. 880,000 904,736
Spokane County School District No. 354 Mead ,
GO , 2018 , 4% , 12/01/32 ............................................. 1,150,000 1,177,758
GO , 2018 , 5% , 12/01/33 ............................................. 1,500,000 1,570,281
Vancouver Housing Authority ,
Battle Ground Portfolio LLLP , Revenue , 2026 A , 5% , 8/01/29 ................. 800,000 844,927
Cascara Vancouver LLLP , Revenue , 2024 A , 5% , 12/01/26 ................... 1,655,000 1,656,697
Esther Cougar Rehab LLLP , Revenue , 2024 A , 5% , 10/01/27 ................. 1,460,000 1,479,444
Esther Cougar Rehab LLLP , Revenue , 2024 B , 5% , 10/01/27 ................. 1,055,000 1,068,683
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group , Revenue , 2017 , Refunding , 5% , 8/15/26 .. 1,500,000 1,517,323
c
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 5% ,
12/01/31 ....................................................... 280,000 310,809
c
Washington State Housing Finance Commission ,
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured , 5% ,
7/01/31 ........................................................ 500,000 551,756
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured , 5% ,
7/01/32 ........................................................ 750,000 837,271
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured , 5% ,
7/01/33 ........................................................ 1,000,000 1,129,470
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 5% , 7/01/28 410,000 423,975
15,258,769
Wisconsin 1.7%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 2,145,000 2,293,329
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/26 .......... 150,000 150,049
c
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 2,270,000 2,388,512
d
Lindenwood Education System Obligated Group , Revenue , 2026 , Refunding , 5% ,
6/01/30 ........................................................ 820,000 870,728
d
Maniilaq Association Obligated Group , Revenue , 2026 , 5% , 12/01/29 ........... 1,555,000 1,670,934
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/26 ........................................... 300,000 301,882
Wisconsin Health & Educational Facilities Authority ,
Hospital Sisters Services Obligated Group , Revenue , 2025 A , Refunding , 5% ,
8/15/28 ........................................................ 1,000,000 1,060,444
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/27 .................................................... 360,000 362,128
Sanford Obligated Group , Revenue , 2024 A , 5% , 2/15/29 .................... 5,000,000 5,332,476
Wisconsin Masonic Home Obligated Group , Revenue , 2024 B-2 , 4.2% , 8/15/28 ... 455,000 455,163
14,885,645
Wyoming 0.1%
County of Laramie , Cheyenne Regional Medical Center , Revenue , 2021 , Refunding ,
4% , 5/01/27 ...................................................... 550,000 558,560

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 1.6%
District of Columbia 1.3%
b
District of Columbia , Georgetown University (The) , Revenue , 2025 A , Refunding ,
Mandatory Put , 5% , 4/03/35 .......................................... $ 3,250,000 $ 3,759,965
b
District of Columbia Housing Finance Agency , Florida Avenue Apartments LLC ,
Revenue , 2024 A-2 , Mandatory Put , 4.1% , 9/01/30 ......................... 6,335,000 6,688,985
Metropolitan Washington Airports Authority , Aviation , Revenue , 2025 A , Refunding , 5% ,
10/01/26 ........................................................ 1,145,000 1,162,778
11,611,728
Guam 0.1%
Guam Government Waterworks Authority ,
Guam Waterworks Authority Water And Wastewater System , Revenue , 2024 A ,
Refunding , 5% , 7/01/26 ............................................ 600,000 604,551
Water And Wastewater System , Revenue , 2025 A , 5% , 7/01/32 ............... 640,000 719,838
1,324,389
Puerto Rico 0.0%
†
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 ,
Refunding , 5% , 7/01/27 ............................................. 450,000 460,863
Virgin Islands 0.2%
Virgin Islands Transportation & Infrastructure Corp. ,
Revenue , 2025 , Refunding , 5% , 9/01/26 ................................. 800,000 808,974
Revenue , 2025 , Refunding , 5% , 9/01/27 ................................. 640,000 660,605
1,469,579
Total U.S. Territories .................................................................... 14,866,559
Total Municipal Bonds (Cost $ 796,252,459 ) .....................................
810,574,075
Total Long Term Investments (Cost $ 812,640,909 ) ...............................
826,605,475
a
a a a a
Short Term Investments 6.5%
Municipal Bonds 6.5%
Arizona 0.4%
i
Arizona Health Facilities Authority , Banner Health Obligated Group , Revenue , 2015 C ,
LOC Bank of America NA , Daily VRDN and Put , 1.9% , 1/01/46 ................ 3,200,000 3,200,000
Georgia 0.0%
†
i
Roswell Development Authority , WellStar Health System Obligated Group , Revenue ,
2025 A , LOC Truist Bank , Daily VRDN and Put , 1.9% , 4/01/47 ................ 100,000 100,000
Minnesota 2.3%
i
City of Minneapolis , Fairview Health Services Obligated Group , Revenue , 2018 C ,
Refunding , LOC Bank of America NA , Daily VRDN and Put , 2.05% , 11/15/48 ..... 4,200,000 4,200,000
i
City of Rochester , Mayo Clinic , Revenue , 2025 D , LOC Barclays Bank plc , Daily VRDN
and Put , 1.25% , 11/15/64 ............................................ 16,000,000 16,000,000
20,200,000
Missouri 0.1%
i
Health & Educational Facilities Authority of the State of Missouri , Washington University
(The) , Revenue , 2000 C , SPA US Bank NA , Daily VRDN and Put , 1.9% , 3/01/40 .. 1,300,000 1,300,000
New York 3.7%
i
City of New York ,
GO , 2014 I-3 , SPA US Bank NA , Daily VRDN and Put , 1.95% , 3/01/44 .......... 12,000,000 12,000,000
GO , 2020 B-3 , Daily VRDN and Put , 2% , 10/01/46 ......................... 5,000,000 5,000,000

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
New York (continued)
i
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2017 BB-1B , SPA State Street Bank & Trust Co. ,
Daily VRDN and Put , 2% , 6/15/49 .................................... $ 12,000,000 $ 12,000,000
Water & Sewer System , Revenue, Sub. Lien , 2022 DD , Refunding , Daily VRDN and
Put , 2% , 6/15/33 ................................................. 3,900,000 3,900,000
32,900,000
Total Municipal Bonds (Cost $ 57,700,000 ) ......................................
57,700,000
Total Short Term Investments (Cost $ 57,700,000 ) ................................
57,700,000
a
Total Investments (Cost $ 870,340,909 ) 99.8% ...................................
$884,305,475
Other Assets, less Liabilities 0.2% .............................................
1,491,801
Net Assets 100.0% ...........................................................
$885,797,276
See Abbreviations on page 348 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $63,992,235, representing 7.2% of net assets.
d
Security purchased on a when-issued basis. See Note 1(b).
e
The coupon rate shown represents the rate at period end.
f
The rate shown represents the yield at period end.
g
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
h
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
i
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.69 $10.68 $10.40 $11.57 $11.91
Income from investment operations
b
:
Net investment income
c
......................... 0.32 0.30 0.29 0.28 0.26
Net realized and unrealized gains (losses) ........... 0.07 0.01 0.28 (1.17) (0.34)
Total from investment operations .................... 0.39 0.31 0.57 (0.89) (0.08)
Less distributions from:
Net investment income .......................... (0.31) (0.30) (0.29) (0.28) (0.26)
Net asset value, end of year ....................... $10.77 $10.69 $10.68 $10.40 $11.57
Total return
d
................................... 3.81% 2.91% 5.55% (7.71)% (0.71)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.92% 0.90% 0.89% 0.88% 0.86%
Expenses net of waiver and payments by affiliates ....... 0.90% 0.90%
e,f
0.89%
e
0.88%
e
0.86%
e
Net investment income ........................... 3.05% 2.76% 2.76% 2.65% 2.20%
Supplemental data
Net assets, end of year (000’s) ..................... $67,993 $74,081 $76,014 $76,312 $92,129
Portfolio turnover rate ............................ 10.73% 14.81% 9.84% 15.85% 22.60%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.69 $10.68 $10.40 $11.57 $11.91
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.31 0.30 0.30 0.28
Net realized and unrealized gains (losses) ........... 0.08 0.01 0.28 (1.18) (0.34)
Total from investment operations .................... 0.41 0.32 0.58 (0.88) (0.06)
Less distributions from:
Net investment income .......................... (0.33) (0.31) (0.30) (0.29) (0.28)
Net asset value, end of year ....................... $10.77 $10.69 $10.68 $10.40 $11.57
Total return
d
................................... 3.97% 3.07% 5.71% (7.57)% (0.56)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.77% 0.75% 0.74% 0.73% 0.71%
Expenses net of waiver and payments by affiliates ....... 0.75% 0.75%
e,f
0.74%
e
0.73%
e
0.71%
e
Net investment income ........................... 3.20% 2.91% 2.91% 2.79% 2.36%
Supplemental data
Net assets, end of year (000’s) ..................... $132,960 $152,912 $172,564 $189,496 $249,763
Portfolio turnover rate ............................ 10.73% 14.81% 9.84% 15.85% 22.60%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.85 $10.85 $10.56 $11.75 $12.09
Income from investment operations
b
:
Net investment income
c
......................... 0.28 0.25 0.24 0.24 0.22
Net realized and unrealized gains (losses) ........... 0.07 (—)
d
0.29 (1.20) (0.35)
Total from investment operations .................... 0.35 0.25 0.53 (0.96) (0.13)
Less distributions from:
Net investment income .......................... (0.27) (0.25) (0.24) (0.23) (0.21)
Net asset value, end of year ....................... $10.93 $10.85 $10.85 $10.56 $11.75
Total return
e
................................... 3.34% 2.36% 5.14% (8.14)% (1.10)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.31% 1.29% 1.28% 1.27% 1.25%
Expenses net of waiver and payments by affiliates ....... 1.29% 1.29%
f,g
1.28%
f
1.27%
f
1.25%
f
Net investment income ........................... 2.60% 2.31% 2.30% 2.19% 1.79%
Supplemental data
Net assets, end of year (000’s) ..................... $7,087 $9,589 $14,486 $19,610 $28,904
Portfolio turnover rate ............................ 10.73% 14.81% 9.84% 15.85% 22.60%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.69 $10.69 $10.40 $11.57 $11.91
Income from investment operations
b
:
Net investment income
c
......................... 0.35 0.33 0.32 0.31 0.30
Net realized and unrealized gains (losses) ........... 0.07 (—)
d
0.29 (1.17) (0.34)
Total from investment operations .................... 0.42 0.33 0.61 (0.86) (0.04)
Less distributions from:
Net investment income .......................... (0.34) (0.33) (0.32) (0.31) (0.30)
Net asset value, end of year ....................... $10.77 $10.69 $10.69 $10.40 $11.57
Total return .................................... 4.10% 3.11% 5.95% (7.44)% (0.42)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.62% 0.61% 0.61% 0.59% 0.57%
Expenses net of waiver and payments by affiliates ....... 0.62%
e
0.61%
e,f
0.61%
e
0.59%
e,f
0.57%
e,f
Net investment income ........................... 3.34% 3.05% 3.04% 2.92% 2.49%
Supplemental data
Net assets, end of year (000’s) ..................... $15,491 $12,203 $11,082 $10,366 $17,047
Portfolio turnover rate ............................ 10.73% 14.81% 9.84% 15.85% 22.60%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.69 $10.69 $10.40 $11.57 $11.92
Income from investment operations
b
:
Net investment income
c
......................... 0.35 0.32 0.31 0.31 0.29
Net realized and unrealized gains (losses) ........... 0.07 (—)
d
0.29 (1.18) (0.35)
Total from investment operations .................... 0.42 0.32 0.60 (0.87) (0.06)
Less distributions from:
Net investment income .......................... (0.34) (0.32) (0.31) (0.30) (0.29)
Net asset value, end of year ....................... $10.77 $10.69 $10.69 $10.40 $11.57
Total return .................................... 4.07% 3.07% 5.91% (7.48)% (0.46)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.67% 0.65% 0.64% 0.63% 0.61%
Expenses net of waiver and payments by affiliates ....... 0.65% 0.65%
e
0.64%
e
0.63%
e
0.61%
e
Net investment income ........................... 3.30% 3.01% 3.01% 2.88% 2.46%
Supplemental data
Net assets, end of year (000’s) ..................... $46,156 $48,251 $46,388 $48,473 $72,069
Portfolio turnover rate ............................ 10.73% 14.81% 9.84% 15.85% 22.60%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2026
Franklin Georgia Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 900,000 $ 952,499
Total Corporate Bonds (Cost $ 900,000 ) ........................................
952,499
Municipal Bonds 97.4%
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 1,300,000 1,095,417
Florida 2.0%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 2,592,000 2,387,329
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 750,000 532,800
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.29%, 3/01/29 ........................................... 2,950,000 2,526,992
5,447,121
Georgia 90.5%
Athens Housing Authority ,
UGAREF Lumpkin Street Housing Phase I LLC , Revenue , 2024 , 4% , 6/15/49 ..... 2,000,000 1,924,442
UGAREF Lumpkin Street Housing Phase I LLC , Revenue , 2024 , 4.125% , 6/15/56 . 3,500,000 3,356,283
Atlanta & Fulton County Recreation Authority , City of Atlanta , Revenue , 2024 ,
Refunding , 5% , 12/01/35 ............................................ 300,000 362,991
b
Atlanta Development Authority (The) , PRG - CAU Properties LLC , Revenue , 144A,
2025 A , 6% , 7/01/55 ................................................ 1,000,000 1,041,025
Augusta , Water & Sewer , Revenue , 2024 , Refunding , BAM Insured , 4% , 10/01/50 ... 1,500,000 1,437,436
Bainbridge Public Facilities Authority , County of Decatur , Revenue , 2018 , AG Insured ,
4% , 3/01/43 ...................................................... 3,000,000 3,014,890
Bleckley County School District , GO , 2020 , 5% , 10/01/42 ..................... 2,055,000 2,205,034
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 3,000,000 2,818,381
Carroll City-County Hospital Authority ,
Tanner Medical Center Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/50 . 1,450,000 1,384,560
Tanner Medical Center Obligated Group , Revenue , 2025 , Refunding , 5% , 7/01/50 . 5,000,000 5,232,847
City of Atlanta ,
d
Airport Passenger Facility Charge , Revenue , 2025 B , Refunding , 5.5% , 7/01/50 ... 3,000,000 3,272,745
Airport Passenger Facility Charge , Revenue, Sub. Lien , 2023 E , 5.25% , 7/01/43 ... 3,000,000 3,277,949
Department of Aviation , Revenue , 2021 C , Refunding , 5% , 7/01/37 ............. 1,500,000 1,633,326
Department of Aviation , Revenue , 2024 B , 5.25% , 7/01/54 ................... 7,000,000 7,338,699
Department of Aviation , Revenue , 2025 B-1 , 5.5% , 7/01/55 .................. 1,000,000 1,061,758
Water & Wastewater , Revenue , 2001 A , AG, NATL RE Insured , 5.5% , 11/01/27 .... 2,140,000 2,223,346
City of Baldwin , Water & Sewerage , Revenue , 2021 , Refunding , BAM Insured , 3% ,
6/01/46 ......................................................... 1,835,000 1,502,836
City of Buford , GO , 2017 C , Pre-Refunded , 4% , 1/01/43 ...................... 5,000,000 5,069,467
City of Griffin , Public Utility , Revenue , 2025 , BAM Insured , 5% , 1/01/51 ........... 2,000,000 2,101,302
City of Springfield , Water and Sewer Fund , Revenue , 2025 , AG Insured , 5% , 9/01/50 1,000,000 1,052,064
City of Valdosta , Water & Sewer , Revenue , 2024 , AG Insured , 4% , 10/01/51 ....... 3,000,000 2,834,298
Clayton County Development Authority ,
USG Real Estate Foundation XIII LLC , Revenue , 2022 A , 5% , 6/15/32 .......... 1,295,000 1,480,092
USG Real Estate Foundation XIII LLC , Revenue , 2022 A , 5% , 6/15/33 .......... 1,210,000 1,399,449
Cobb-Marietta Coliseum & Exhibit Hall Authority , County of Cobb , Revenue , 2025 ,
5.5% , 10/01/50 ................................................... 1,000,000 1,101,582
Columbia County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2023 A , 5.125% , 4/01/48 .................................... 3,000,000 3,147,681
County of Columbia , Water & Sewerage , Revenue , 2024 , 5% , 6/01/49 ............ 610,000 648,980
County of DeKalb , Water & Sewerage , Revenue , 2006 B , Refunding , AG Insured , 5% ,
10/01/35 ........................................................ 4,000,000 4,057,122

Franklin Tax-Free Trust
Schedule of Investments
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
County of Fulton , Water & Sewerage , Revenue , 2020 A , 3% , 1/01/45 ............. $ 5,000,000 $ 4,118,492
Coweta County Water & Sewage Authority ,
Revenue , 2021 B , 3% , 6/01/43 ........................................ 820,000 727,187
Revenue , 2021 B , 3% , 6/01/46 ........................................ 1,000,000 810,996
Revenue , 2024 , 5% , 6/01/54 ......................................... 2,000,000 2,102,619
Dalton Whitfield County Joint Development Authority ,
Hamilton Health Care System Obligated Group , Revenue , 2017 , 4% , 8/15/41 ..... 3,000,000 3,003,701
Hamilton Health Care System Obligated Group , Revenue , 2024 B , Refunding , 5% ,
8/15/37 ........................................................ 3,075,000 3,523,271
DeKalb County Development Authority ,
GLOBE Academy, Inc. (The) , Revenue , 2024 A , 5% , 6/01/45 ................. 350,000 351,565
GLOBE Academy, Inc. (The) , Revenue , 2024 A , 5% , 6/01/50 ................. 550,000 537,440
Development Authority for Fulton County ,
Georgia Tech Facilities, Inc. , Revenue , 2018 , 4% , 3/01/43 ................... 2,000,000 2,008,779
Georgia Tech Facilities, Inc. , Revenue , 2024 , 5% , 6/15/49 ................... 1,750,000 1,844,127
Georgia Tech Facilities, Inc. , Revenue , 2024 , 5% , 6/15/56 ................... 2,000,000 2,088,018
Piedmont Healthcare, Inc. Obligated Group , Revenue , 2016 A , Refunding , 5% ,
7/01/46 ........................................................ 5,840,000 5,855,690
Piedmont Healthcare, Inc. Obligated Group , Revenue , 2019 A , 4% , 7/01/49 ...... 5,000,000 4,608,229
WellStar Health System Obligated Group , Revenue , 2020 A , 4% , 4/01/50 ........ 3,000,000 2,664,554
Development Authority of Burke County (The) , Oglethorpe Power Corp. , Revenue ,
2017 D , Refunding , 4.125% , 11/01/45 .................................. 6,000,000 5,834,037
Development Authority of Cobb County (The) ,
KSU 2020 Housing Real Estate Foundation LLC , Revenue , 2020 , 4% , 7/15/52 .... 5,720,000 5,248,168
University System of Georgia , Revenue , 2020 C , 4% , 7/15/52 ................ 2,000,000 1,835,024
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 2,085,000 2,231,011
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 8,155,000 4,087,547
Etowah Water & Sewer Authority , Revenue , 2019 , Refunding , BAM Insured , 3% ,
3/01/44 ......................................................... 1,250,000 1,047,506
Floyd County Hospital Authority , Floyd Obligated Group , Revenue , 2016 , Pre-
Refunded , 4% , 7/01/43 ............................................. 3,000,000 3,015,055
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 6,000,000 6,012,481
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group , Revenue , 2017 A , Refunding ,
5% , 2/15/42 .................................................... 7,000,000 7,085,832
Northeast Georgia Health System Obligated Group , Revenue , 2021 A , 4% , 2/15/51 5,000,000 4,489,009
Georgia Housing & Finance Authority ,
Revenue , 2013 A , 3.8% , 12/01/37 ..................................... 1,655,000 1,655,246
Revenue , 2018 A , 3.85% , 12/01/38 .................................... 1,170,000 1,171,933
Revenue , 2018 A , 3.95% , 12/01/43 .................................... 1,210,000 1,211,349
Revenue , 2019 A , Refunding , 3.7% , 6/01/49 .............................. 4,370,000 3,930,509
Georgia Ports Authority ,
Revenue , 2021 , 4% , 7/01/51 ......................................... 1,145,000 1,088,824
Revenue , 2022 , 5.25% , 7/01/52 ....................................... 2,000,000 2,116,765
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 2,000,000 2,000,025
Henry County School District , GO , 2016 , Pre-Refunded , 4% , 8/01/33 ............. 5,000,000 5,039,704
Main Street Natural Gas, Inc. ,
Revenue , 2007 A , 5.5% , 9/15/27 ...................................... 5,000,000 5,190,872
Revenue , 2019 A , 5% , 5/15/37 ........................................ 1,975,000 2,216,414
Revenue , 2019 A , 5% , 5/15/38 ........................................ 1,000,000 1,118,728
b,e
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 6,000,000 6,051,784
e
Revenue , 2023 A , Mandatory Put , 5% , 6/01/30 ............................ 5,000,000 5,353,245
e
Revenue , 2023 D , Mandatory Put , 5% , 12/01/30 ........................... 2,000,000 2,147,764
e
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 2,000,000 2,175,917

Franklin Tax-Free Trust
Schedule of Investments
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Main Street Natural Gas, Inc., (continued)
e
Revenue , 2024 E , Mandatory Put , 5% , 12/01/32 ........................... $ 2,000,000 $ 2,188,238
e
Revenue , 2025 A , Mandatory Put , 5% , 6/01/32 ............................ 2,505,000 2,751,781
Moultrie-Colquitt Counties Development Authority , Philadelphia College of Osteopathic
Medicine Obligated Group , Revenue , 2018 , 5% , 12/01/43 ................... 4,815,000 4,976,653
Municipal Electric Authority of Georgia ,
Revenue , 2019 A , AG Insured , 4% , 1/01/44 .............................. 5,000,000 4,981,186
Revenue , 2020 A , Refunding , 5% , 1/01/50 ............................... 3,500,000 3,555,917
Revenue , 2024 A , Refunding , 5.25% , 1/01/49 ............................. 500,000 524,189
Revenue , 2024 A , Refunding , BAM Insured , 5.25% , 1/01/54 .................. 500,000 523,987
PowerSouth Energy Cooperative , Revenue , 2021 A , Refunding , 4% , 1/01/46 ..... 330,000 307,596
PowerSouth Energy Cooperative , Revenue , 2021 A , Refunding , 4% , 1/01/51 ..... 425,000 379,349
PowerSouth Energy Cooperative , Revenue , 2021 A , Refunding , 5% , 1/01/56 ..... 750,000 751,489
PowerSouth Energy Cooperative , Revenue , 2023 A , 5.5% , 7/01/64 ............ 2,000,000 2,074,618
Municipal Gas Authority of Georgia , Revenue , 2025 , BAM Insured , 5% , 9/01/55 ..... 2,000,000 2,038,136
Private Colleges & Universities Authority ,
Emory University , Revenue , 2013 A , 5% , 10/01/43 ......................... 5,000,000 5,002,780
Emory University , Revenue , 2025 A , Refunding , 5.25% , 9/01/45 ............... 2,000,000 2,224,829
Mercer University , Revenue , 2021 , Refunding , 4% , 10/01/50 ................. 5,400,000 4,724,524
Mercer University , Revenue , 2022 , Refunding , 5.25% , 10/01/51 ............... 5,500,000 5,730,086
Savannah Georgia Convention Center Authority , Revenue , 2025 A , 5.125% , 6/01/50 . 1,750,000 1,757,579
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019 A , Refunding , 4% , 7/01/43 ............................... 10,000,000 9,645,951
Upper Oconee Basin Water Authority ,
Revenue , 2024 , 5% , 7/01/49 ......................................... 3,000,000 3,193,357
Revenue , 2024 , 5% , 7/01/55 ......................................... 2,835,000 2,978,997
243,891,244
Illinois 1.1%
State of Illinois , GO , 2024 C , 4% , 10/01/38 ................................ 3,000,000 3,041,543
New Jersey 0.5%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2018
A , Refunding , 5% , 12/15/35 .......................................... 1,200,000 1,274,694
New York 0.0%
†
Metropolitan Transportation Authority , Revenue , 2020 A-1 , 4% , 11/15/53 .......... 100,000 87,270
South Carolina 0.2%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 500,000 461,199
Texas 0.4%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,500,000 1,155,784
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 900,000 802,456
Wisconsin 0.9%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 900,000 755,927
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 2,300,000 1,545,746
2,301,673

Franklin Tax-Free Trust
Schedule of Investments
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 1.1%
Puerto Rico 1.1%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... $ 560,000 $ 574,719
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 2,000,000 1,963,057
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 480,000 465,078
3,002,854
Total U.S. Territories .................................................................... 3,002,854
Total Municipal Bonds (Cost $ 269,218,201 ) .....................................
262,561,255
Total Long Term Investments (Cost $ 270,118,201 ) ...............................
263,513,754
a
a a a a
Short Term Investments 1.4%
Municipal Bonds 1.4%
Georgia 1.4%
f
Roswell Development Authority , WellStar Health System Obligated Group , Revenue ,
2025 A , LOC Truist Bank , Daily VRDN and Put , 1.9% , 4/01/47 ................ 3,800,000 3,800,000
Total Municipal Bonds (Cost $ 3,800,000 ) .......................................
3,800,000
Total Short Term Investments (Cost $ 3,800,000 ) .................................
3,800,000
a
Total Investments (Cost $ 273,918,201 ) 99.1% ...................................
$267,313,754
Other Assets, less Liabilities 0.9% .............................................
2,373,255
Net Assets 100.0% ...........................................................
$269,687,009
See Abbreviations on page 348 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $14,873,713, representing 5.5% of net assets.
c
The rate shown represents the yield at period end.
d
Security purchased on a when-issued basis. See Note 1(b).
e
The maturity date shown represents the mandatory put date.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.06 $8.84 $8.68 $10.05 $10.29
Income from investment operations
b
:
Net investment income
c
......................... 0.41 0.40 0.40 0.38 0.36
Net realized and unrealized gains (losses) ........... (0.03) 0.21 0.15 (1.40) (0.24)
Total from investment operations .................... 0.38 0.61 0.55 (1.02) 0.12
Less distributions from:
Net investment income .......................... (0.40) (0.39) (0.39) (0.35) (0.36)
Net asset value, end of year ....................... $9.04 $9.06 $8.84 $8.68 $10.05
Total return
d
................................... 4.41% 7.09% 6.59% (10.15)% 1.07%
Ratios to average net assets
Expenses ..................................... 0.81% 0.79%
e,f
0.83%
e,f
0.91%
e
0.80%
e,f
Net investment income ........................... 4.64% 4.49% 4.62% 4.20% 3.49%
Supplemental data
Net assets, end of year (000’s) ..................... $1,657,791 $1,600,757 $1,452,358 $1,390,633 $1,559,216
Portfolio turnover rate ............................ 12.16% 14.31% 14.74% 23.04% 18.70%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.05 $8.84 $8.67 $10.04 $10.28
Income from investment operations
b
:
Net investment income
c
......................... 0.42 0.42 0.41 0.39 0.38
Net realized and unrealized gains (losses) ........... (0.02) 0.20 0.17 (1.39) (0.24)
Total from investment operations .................... 0.40 0.62 0.58 (1.00) 0.14
Less distributions from:
Net investment income .......................... (0.41) (0.41) (0.41) (0.37) (0.38)
Net asset value, end of year ....................... $9.04 $9.05 $8.84 $8.67 $10.04
Total return
d
................................... 4.68% 7.13% 6.88% (10.02)% 1.22%
Ratios to average net assets
Expenses ..................................... 0.66% 0.64%
e,f
0.68%
e,f
0.75%
e
0.65%
e,f
Net investment income ........................... 4.79% 4.64% 4.77% 4.35% 3.65%
Supplemental data
Net assets, end of year (000’s) ..................... $1,980,022 $2,191,612 $2,349,443 $2,577,670 $3,518,033
Portfolio turnover rate ............................ 12.16% 14.31% 14.74% 23.04% 18.70%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.24 $9.02 $8.84 $10.24 $10.49
Income from investment operations
b
:
Net investment income
c
......................... 0.37 0.36 0.36 0.34 0.32
Net realized and unrealized gains (losses) ........... (0.03) 0.22 0.18 (1.42) (0.25)
Total from investment operations .................... 0.34 0.58 0.54 (1.08) 0.07
Less distributions from:
Net investment income .......................... (0.36) (0.36) (0.36) (0.32) (0.32)
Net asset value, end of year ....................... $9.22 $9.24 $9.02 $8.84 $10.24
Total return
d
................................... 3.90% 6.51% 6.15% (10.52)% 0.54%
Ratios to average net assets
Expenses ..................................... 1.20% 1.18%
e,f
1.21%
e,f
1.29%
e
1.19%
e,f
Net investment income ........................... 4.15% 3.99% 4.12% 3.71% 3.03%
Supplemental data
Net assets, end of year (000’s) ..................... $95,945 $116,587 $137,544 $175,131 $262,313
Portfolio turnover rate ............................ 12.16% 14.31% 14.74% 23.04% 18.70%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.10 $8.88 $8.71 $10.09 $10.33
Income from investment operations
b
:
Net investment income
c
......................... 0.43 0.43 0.42 0.40 0.40
Net realized and unrealized gains (losses) ........... (0.03) 0.21 0.17 (1.40) (0.25)
Total from investment operations .................... 0.40 0.64 0.59 (1.00) 0.15
Less distributions from:
Net investment income .......................... (0.42) (0.42) (0.42) (0.38) (0.39)
Net asset value, end of year ....................... $9.08 $9.10 $8.88 $8.71 $10.09
Total return .................................... 4.69% 7.37% 6.99% (9.94)% 1.36%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.51% 0.50% 0.53% 0.62% 0.51%
Expenses net of waiver and payments by affiliates ....... 0.51% 0.50%
d,e
0.53%
d,e
0.61%
d
0.51%
d,e
Net investment income ........................... 4.91% 4.76% 4.88% 4.48% 3.77%
Supplemental data
Net assets, end of year (000’s) ..................... $233,975 $205,197 $174,493 $181,286 $228,725
Portfolio turnover rate ............................ 12.16% 14.31% 14.74% 23.04% 18.70%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.09 $8.88 $8.71 $10.08 $10.33
Income from investment operations
b
:
Net investment income
c
......................... 0.43 0.42 0.42 0.40 0.39
Net realized and unrealized gains (losses) ........... (0.02) 0.21 0.16 (1.39) (0.25)
Total from investment operations .................... 0.41 0.63 0.58 (0.99) 0.14
Less distributions from:
Net investment income .......................... (0.42) (0.42) (0.41) (0.38) (0.39)
Net asset value, end of year ....................... $9.08 $9.09 $8.88 $8.71 $10.08
Total return .................................... 4.76% 7.21% 6.95% (9.89)% 1.22%
Ratios to average net assets
Expenses ..................................... 0.56% 0.54%
d,e
0.57%
d,e
0.65%
d
0.55%
d,e
Net investment income ........................... 4.87% 4.72% 4.85% 4.42% 3.73%
Supplemental data
Net assets, end of year (000’s) ..................... $840,553 $828,084 $780,675 $846,496 $1,284,270
Portfolio turnover rate ............................ 12.16% 14.31% 14.74% 23.04% 18.70%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2026
Franklin High Yield Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks 0.0%
Financial Services 0.0%
a,b
Brightline Train Holdings West LLC ...................................... 141,600 $ —
b
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 231,664 —
b
Total Common Stocks (Cost $ – ) ...............................................
—
a
Management Investment Companies 3.7%
Capital Markets 3.7%
iShares National Muni Bond ETF ........................................ 325,000 35,399,000
Vanguard Tax-Exempt Bond Index ETF ................................... 2,750,000 140,662,500
176,061,500
Total Management Investment Companies (Cost $ 172,880,790 ) ...................
176,061,500
Principal
Amount
a a a a
Corporate Bonds 1.2%
Commercial Services & Supplies 0.5%
a ,c
CalPlant I LLC ,
Senior Secured Note , 144A, 15% , 2/28/27 ............................... $ 5,795,000 5,795,000
d
21 A , Senior Secured Note , 144A, 9.5% , 9/30/23 .......................... 1,920,000 249,600
d
21 B , Senior Secured Note , 144A, 9.5% , 9/30/23 .......................... 7,205,000 936,650
d
22 A , Senior Secured Note , 144A, 9.5% , 9/30/23 .......................... 3,975,000 516,750
d
22 B , Senior Secured Note , 144A, 9.5% , 9/30/23 .......................... 345,000 44,850
d
22 C , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 2,610,000 2,610,000
d
22 X , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 3,910,000 3,910,000
d
23 A , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,380,000 1,380,000
d
23 B , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,225,000 1,225,000
d
23 C , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,955,000 1,955,000
d
23 D , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,700,000 1,700,000
d
23 E , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,915,000 1,915,000
22,237,850
Diversified Consumer Services 0.4%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
19,410,000 19,518,353
Electric Utilities 0.3%
c
Mission Rock Utilities, Inc. , 144A, 7% , 7/01/27 .............................. 14,300,000 14,471,320
Total Corporate Bonds (Cost $ 67,578,459 ) ......................................
56,227,523
Municipal Bonds 93.0%
Alabama 0.5%
Black Belt Energy Gas District ,
e
Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ......................... 1,000,000 1,085,762
Revenue , 2025 G , 5% , 10/01/35 ....................................... 1,500,000 1,640,254
Homewood Educational Building Authority , CHF - Horizons II LLC , Revenue , 2024 C ,
5% , 10/01/56 ..................................................... 8,000,000 7,791,219
MidCity Improvement District ,
Assessment Area , Special Assessment , 2022 , 3.875% , 11/01/27 .............. 200,000 197,874
Assessment Area , Special Assessment , 2022 , 4.25% , 11/01/32 ............... 600,000 592,313
Assessment Area , Special Assessment , 2022 , 4.5% , 11/01/42 ................ 2,090,000 1,975,299
Assessment Area , Special Assessment , 2022 , 4.75% , 11/01/49 ............... 1,150,000 1,036,450
c
Assessment Area , Special Assessment , 144A, 2024 , 6.5% , 11/01/44 ........... 250,000 250,927
c
Assessment Area , Special Assessment , 144A, 2024 , 6.75% , 11/01/53 .......... 540,000 525,410

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
e
Southeast Energy Authority A Cooperative District , Revenue , 2025 B , Mandatory Put ,
5.25% , 1/01/33 ................................................... $ 10,000,000 $ 10,716,166
25,811,674
Arizona 2.1%
Arizona Industrial Development Authority , Great Lakes Senior Living Communities LLC ,
Revenue, Second Tier , 2025 B , 5.125% , 1/01/59 .......................... 3,141,519 2,394,100
c
Industrial Development Authority of the County of Pima (The) ,
American Leadership Academy, Inc. , Revenue , 144A, 2022 , Refunding , 4% , 6/15/57 8,500,000 6,311,713
La Posada at Park Centre, Inc. Obligated Group , Revenue , 144A, 2022 A , 7% ,
11/15/57 ....................................................... 5,000,000 5,358,004
La Posada at Park Centre, Inc. Obligated Group , Revenue , 144A, 2022 B-1 , 6.625% ,
5/15/31 ........................................................ 4,000,000 4,003,668
c
Maricopa County Industrial Development Authority ,
Benjamin Franklin Charter School Obligated Group , Revenue , 144A, 2018 A , 6% ,
7/01/38 ........................................................ 5,000,000 5,164,774
Benjamin Franklin Charter School Obligated Group , Revenue , 144A, 2018 A , 6% ,
7/01/52 ........................................................ 10,000,000 10,073,720
Grand Canyon University Obligated Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 8,800,000 9,501,282
Salt Verde Financial Corp. , Revenue , 2007-1 , 5.5% , 12/01/29 .................. 11,105,000 12,059,958
c
Sierra Vista Industrial Development Authority ,
American Leadership Academy, Inc. , Revenue , 144A, 2023 , 5.75% , 6/15/58 ...... 5,000,000 4,884,411
Georgetown Community Development Authority , Revenue , 144A, 2021 A , 5.375% ,
10/01/56 ....................................................... 18,880,000 15,811,666
Georgetown Community Development Authority , Revenue , 144A, 2021 B , 6.25% ,
10/01/36 ....................................................... 3,945,000 3,513,289
Georgetown Community Development Authority , Revenue , 144A, 2022 A , 7% ,
10/01/56 ....................................................... 2,327,000 2,363,419
Georgetown Community Development Authority , Revenue , 144A, 2022 B , 9% ,
10/01/37 ....................................................... 250,000 251,110
Tempe Industrial Development Authority ,
c
Mirabella at ASU, Inc. , Revenue , 144A, 2017 A , 6% , 10/01/37 ................ 1,900,000 1,675,144
c
Mirabella at ASU, Inc. , Revenue , 144A, 2017 A , 6.125% , 10/01/47 ............. 4,850,000 3,943,240
c
Mirabella at ASU, Inc. , Revenue , 144A, 2017 A , 6.125% , 10/01/52 ............. 2,800,000 2,225,002
Tempe Life Care Village Obligated Group , Revenue , 2019 , 5% , 12/01/50 ........ 4,550,000 4,453,554
Tempe Life Care Village Obligated Group , Revenue , 2019 , 5% , 12/01/54 ........ 8,000,000 7,733,042
Tempe Life Care Village Obligated Group , Revenue , 2021 B , 4% , 12/01/56 ....... 2,130,000 1,725,647
103,446,743
Arkansas 0.4%
Arkansas Development Finance Authority ,
c
Hybar LLC , Revenue , 144A, 2023 B , 7.375% , 7/01/48 ...................... 12,500,000 13,592,978
United States Steel Corp. , Revenue , 2022 , 5.45% , 9/01/52 ................... 3,000,000 3,025,468
United States Steel Corp. , Revenue , 2023 , 5.7% , 5/01/53 .................... 4,575,000 4,678,322
f
Fayetteville Public Facilities Board , Butterfield Trail Village, Inc. , Revenue , 2026 , 5.5% ,
12/01/60 ........................................................ 700,000 713,527
22,010,295
California 17.3%
g
Alvord Unified School District , GO , 2011 B , AG Insured , 3.94%, 8/01/41 ........... 30,750,000 16,941,150
c
California Community College Financing Authority ,
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 A , 4.25% , 7/01/32 ..... 500,000 427,316
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 A , 5.75% , 7/01/60 ..... 17,500,000 12,117,663
NCCD-Napa Valley Properties LLC , Revenue, Sub. Lien , 144A, 2022 C , 6.75% ,
7/01/60 ........................................................ 7,000,000 5,040,087
c
California Community Housing Agency ,
Annadel Apartments , Revenue , 144A, 2019 A , 5% , 4/01/49 .................. 5,800,000 4,707,756

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
California Community Housing Agency, (continued)
Arbors Apartments , Revenue , 144A, 2020 A , 5% , 8/01/50 .................... $ 16,485,000 $ 15,810,381
Aster Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 2/01/43 .......... 10,415,000 10,007,726
Brio Apartments & Next on Lex Apartments , Revenue, Sub. Lien , 144A, 2021 A-2 ,
4% , 8/01/47 .................................................... 16,500,000 13,325,395
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 18,890,000 16,573,636
K Street Flats , Revenue , 144A, 2021 A-2 , 4% , 8/01/50 ...................... 17,730,000 14,260,126
Mira Vista Hills Apartments , Revenue , 144A, 2021 A , 4% , 2/01/56 ............. 33,000,000 16,279,039
Twin Creek Apartments , Revenue, Junior Lien , 144A, 2022 B , 5.5% , 2/01/40 ..... 4,400,000 3,966,204
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 20,000,000 18,819,412
c,e
California Infrastructure & Economic Development Bank , Desertxpress Enterprises
LLC , Revenue , 144A, 2025 B , Refunding , Mandatory Put , 12% , 11/02/26 ........ 6,075,000 3,280,500
c
California Municipal Finance Authority ,
California Baptist University , Revenue , 144A, 2015 A , 5.5% , 11/01/45 ........... 17,400,000 17,403,863
Capital Christian Center , Revenue , 144A, 2021 A , 5% , 10/01/51 ............... 8,425,000 7,053,379
a ,c ,d
California Pollution Control Financing Authority ,
CalPlant I LLC , Revenue , 144A, 2017 , 7.5% , 7/01/32 ....................... 24,500,000 245
CalPlant I LLC , Revenue , 144A, 2017 , 8% , 7/01/39 ........................ 10,000,000 100
CalPlant I LLC , Revenue , 144A, 2020 , 7.5% , 7/01/32 ....................... 10,000,000 100
c
California Public Finance Authority , Crossroads Christian Schools Obligated Group ,
Revenue , 144A, 2020 , 5% , 1/01/56 .................................... 4,015,000 3,572,601
c
California Statewide Communities Development Authority ,
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/39 ............. 1,275,000 1,312,767
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/49 ............. 3,725,000 3,741,080
c
City & County of San Francisco , District No. 2020-1 Development , Special Tax , 144A,
2021 B , 5.25% , 9/01/49 ............................................. 2,500,000 2,280,665
City of San Francisco , 5.25% , 9/01/49 .................................... 10,000,000 9,122,658
c
CMFA Special Finance Agency ,
Solana at Grand , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/45 ........... 30,500,000 27,949,471
Solana at Grand , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 8/01/56 .......... 1,700,000 1,493,298
c
CMFA Special Finance Agency Enclave , Revenue, Junior Lien , 144A, 2022 A-2 , 4.5% ,
8/01/51 ......................................................... 38,000,000 26,952,841
c
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 24,255,000 22,866,219
c
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 10,205,000 9,620,687
c
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 21,215,000 18,346,588
c
CSCDA Community Improvement Authority ,
Cameo/Garrison Apartments , Revenue , 144A, 2021 B , 4% , 3/01/57 ............ 15,000,000 11,326,559
Crescent (The) , Revenue , 144A, 2022 B , 5.5% , 7/01/59 ..................... 15,935,000 13,036,291
Dublin , Revenue , 144A, 2021 B , 4% , 2/01/57 ............................. 7,500,000 5,817,651
Escondido Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/48 ........ 10,000,000 7,217,011
Park Crossing Apartments , Revenue , 144A, 2021 B , 4% , 12/01/48 ............. 14,235,000 11,499,736
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. 18,325,000 17,710,125
Waterscape Apartments , Revenue , 144A, 2021 B , 4% , 9/01/46 ................ 5,970,000 5,127,500
Wood Creek Apartments , Revenue, Sub. Lien , 144A, 2021 B , 4% , 12/01/59 ...... 19,800,000 11,578,668
c
Golden State Connect Authority , Revenue , 144A, 2025 , 6.5% , 12/01/60 ........... 8,350,000 8,444,678
M-S-R Energy Authority ,
Revenue , 2009 B , 6.125% , 11/01/29 ................................... 20,125,000 21,406,695
Revenue , 2009 B , 7% , 11/01/34 ....................................... 20,000,000 24,852,820
Revenue , 2009 C , 6.5% , 11/01/39 ..................................... 20,000,000 25,053,912
Palmdale Elementary School District ,
Community Facilities District No. 90-1 , Special Tax , 2012 A , AG Insured , 5.625% ,
8/01/34 ........................................................ 2,500,000 2,824,267
g
Community Facilities District No. 90-1 , Special Tax , 2012 A , AG Insured , 2.57%,
8/01/28 ........................................................ 1,500,000 1,410,751

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Palmdale Elementary School District, (continued)
g
Community Facilities District No. 90-1 , Special Tax , 2012 A , AG Insured , 2.62%,
8/01/30 ........................................................ $ 1,250,000 $ 1,114,779
g
Community Facilities District No. 90-1 , Special Tax , 2012 A , AG Insured , 2.69%,
8/01/31 ........................................................ 1,250,000 1,082,166
g
Riverside County Transportation Commission ,
Revenue, Senior Lien , 2013 B , 3.03%, 6/01/32 ............................ 4,000,000 3,318,434
Revenue, Senior Lien , 2013 B , 3.11%, 6/01/33 ............................ 5,500,000 4,403,546
Revenue, Senior Lien , 2013 B , 3.98%, 6/01/41 ............................ 5,000,000 2,756,585
Revenue, Senior Lien , 2013 B , 4.13%, 6/01/42 ............................ 7,000,000 3,625,828
g
San Diego Unified School District ,
GO , 2012 E , 5.191%, 7/01/42 ......................................... 44,565,000 39,474,550
GO , 2012 E , 5.512%, 7/01/47 ......................................... 33,305,000 27,700,291
San Joaquin Hills Transportation Corridor Agency ,
Revenue , 1997 A , Refunding , 6% , 1/15/45 ............................... 35,834,000 46,455,269
Revenue , 1997 A , Refunding , 6% , 1/15/46 ............................... 35,834,000 46,335,749
g
Revenue, Junior Lien , ETM, 1.97%, 1/01/27 .............................. 114,100,000 112,240,238
g
San Mateo Foster City School District , GO , A , 5.497%, 8/01/42 ................. 40,000,000 45,700,220
g
San Mateo Union High School District , GO , 2011 A , 6.444%, 9/01/41 ............. 20,000,000 22,436,756
g
Silicon Valley Tobacco Securitization Authority , Revenue , 2007 C , 7.83%, 6/01/56 ... 60,000,000 6,140,256
833,364,284
Colorado 5.1%
3rd and Havana Metropolitan District , GO , 2020 A , 5.25% , 12/01/49 ............. 3,775,000 3,267,016
9th Avenue Metropolitan District No. 2 , GO , 2018 , 5% , 12/01/48 ................ 7,411,000 7,412,653
Allison Valley Metropolitan District No. 1 , GO , 2020 , Refunding , 5% , 12/01/47 ...... 5,134,000 5,001,166
Allison Valley Metropolitan District No. 2 , GO , 2020 , Refunding , 4.7% , 12/01/47 ..... 4,670,000 4,414,497
g
Aurora Crossroads Metropolitan District No. 2 , GO , 2025 A-1 , Refunding , 0.396%,
12/01/55 ........................................................ 4,760,000 4,318,195
Banning Lewis Ranch Regional Metropolitan District No. 1 , GO , 2018 A , 5.375% ,
12/01/48 ........................................................ 1,935,000 1,913,879
Baseline Metropolitan District No. 1 , GO , 2024 B , 6.75% , 12/15/54 .............. 2,500,000 2,524,833
Bradburn Metropolitan District No. 2 , GO , 2018 A , Refunding , 5% , 12/01/47 ........ 2,400,000 2,263,346
c
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-2 , Refunding , 5% ,
12/01/49 ........................................................ 708,000 673,523
Clear Creek Transit Metropolitan District No. 2 ,
GO , 2021 A , 5% , 12/01/41 ........................................... 578,000 487,080
GO , 2021 A , 5% , 12/01/50 ........................................... 1,000,000 754,670
Colliers Hill Metropolitan District No. 2 , GO, Sub. Lien , 2022 B-1 , Refunding , 5.75% ,
12/15/47 ........................................................ 2,824,000 2,812,112
Colorado Health Facilities Authority ,
Aberdeen Ridge, Inc. Obligated Group , Revenue , 2021 A , 5% , 5/15/49 .......... 2,235,000 1,738,508
Aberdeen Ridge, Inc. Obligated Group , Revenue , 2021 A , 5% , 5/15/58 .......... 4,750,000 3,478,915
BSLC II Obligated Group , Revenue, Second Tier , 2025 , 5.25% , 9/15/45 ......... 3,600,000 3,704,118
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2017 A , Refunding , 5.25% ,
5/15/47 ........................................................ 6,500,000 6,533,970
Conestoga Metropolitan District No. 2 , GO , 2021 A-3 , Refunding , 5.25% , 12/01/51 .. 1,625,000 1,478,023
Copperleaf Metropolitan District No. 5 , GO, Senior Lien , 2025 A , Refunding , 6.5% ,
12/01/55 ........................................................ 1,300,000 1,327,972
Copperleaf Metropolitan District No. 6 , GO , 2022 B , 6% , 12/15/41 ............... 1,225,000 1,257,071
Cornerstar Metropolitan District ,
GO , A , Refunding , 5.125% , 12/01/37 ................................... 2,000,000 2,000,617
GO , A , Refunding , 5.25% , 12/01/47 .................................... 5,200,000 5,153,358
Creekwalk Marketplace Business Improvement District , Revenue , 2024 A , Refunding ,
6% , 12/01/54 ..................................................... 7,500,000 7,550,786
Denver International Business Center Metropolitan District No. 1 , GO , 2019 B , 6% ,
12/01/48 ........................................................ 6,570,000 6,596,597

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Eagle Brook Meadows Metropolitan District No. 3 , GO , 2021-3 , 5% , 12/01/51 ...... $ 1,600,000 $ 1,515,402
Greenways Metropolitan District No. 1 , GO , 2021 A-3 , 4.625% , 12/01/51 .......... 1,580,000 1,259,696
c
Hidden Creek Metropolitan District , GO , 144A, 2021 A-3 , 4.625% , 12/01/45 ........ 1,140,000 1,001,897
c
Horizon Metropolitan District No. 2 , GO , 144A, 2021 A-3 , 4.5% , 12/01/51 .......... 1,675,000 1,335,917
Jay Grove Metropolitan District , GO , 2021 , 4.25% , 12/01/51 ................... 1,225,000 961,456
Jefferson Center Metropolitan District No. 1 ,
Revenue , 2020 A-2 , 4.125% , 12/01/40 .................................. 575,000 563,811
Revenue , 2020 A-2 , 4.375% , 12/01/47 .................................. 1,125,000 1,053,689
Johnstown Farms East Metropolitan District , GO , 2021 , 5% , 12/01/51 ............ 1,500,000 1,299,687
Johnstown Plaza Metropolitan District , GO , 2022 , Refunding , 4.25% , 12/01/46 ..... 5,500,000 5,418,422
Liberty Ranch Metropolitan District , GO , 2021 A , Refunding , 5.25% , 12/01/51 ...... 6,590,000 5,954,117
Morgan Hill Metropolitan District No. 3 , GO , 2021 B , Refunding , 6.375% , 12/15/51 ... 1,465,000 1,470,363
Murphy Creek Metropolitan District No. 4 , GO , 2021 , 5% , 12/01/51 .............. 8,000,000 7,209,243
Nexus North at DIA Metropolitan District , GO , 2021 , 5% , 12/01/51 ............... 565,000 541,105
c
Platte River Metropolitan District , GO, Senior Lien , 144A, 2023 A , Refunding , 6.5% ,
8/01/53 ......................................................... 1,175,000 1,203,482
Prairie Center Metropolitan District No. 3 , GO , 2024 A , Refunding , 5.875% , 12/15/46 . 750,000 795,447
Prairie Center Metropolitan District No. 7 , GO , 2021 , 6.375% , 6/15/46 ............ 1,330,000 1,329,958
Ptarmigan West Metropolitan District No. 2 , GO , 2021-3 , 4.125% , 12/01/51 ........ 1,475,000 1,075,847
Public Authority for Colorado Energy ,
Revenue , 2008 , 6.25% , 11/15/28 ...................................... 8,165,000 8,641,790
Revenue , 2008 , 6.5% , 11/15/38 ....................................... 60,100,000 74,447,685
Raindance Metropolitan District No. 1 , Non-Potable Water System , Revenue , 2020 ,
5.25% , 12/01/50 ................................................... 4,250,000 4,190,584
Reunion Metropolitan District , Water Activity Enterprise , Revenue , 2021 A , 3.625% ,
12/01/44 ........................................................ 5,700,619 4,381,854
RRC Metropolitan District No. 2 , GO , 2021 , 5.25% , 12/01/51 ................... 5,625,000 5,082,231
Southglenn Metropolitan District ,
GO , 2016 , Refunding , 5% , 12/01/30 .................................... 3,470,000 3,473,825
GO , 2016 , Refunding , 5% , 12/01/36 .................................... 810,000 810,727
GO , 2016 , Refunding , 5% , 12/01/46 .................................... 3,700,000 3,604,916
c
STC Metropolitan District No. 2 , GO, Second Lien , 144A, 2025 A-2 , Refunding , 6.25% ,
12/01/55 ........................................................ 3,500,000 3,540,674
Trails at Crowfoot Metropolitan District No. 3 , GO , 2024 B , Refunding ,
6.875% , 12/15/52 .................................................. 1,215,000 1,222,150
Village Metropolitan District (The) , GO , 2025 A , 5.75% , 12/01/55 ................ 1,955,000 1,983,788
Villages at Castle Rock Metropolitan District No. 4 , 1989 , 11.12% , 6/01/31 ......... 3,000,000 3,000,000
Waterfront at Foster Lake Metropolitan District No. 2 ,
GO , 2022 A3-1 , 5% , 12/01/42 ......................................... 3,705,000 3,389,201
GO , 2022 A3-1 , 5% , 12/01/51 ......................................... 4,085,000 3,305,093
g
GO , 2022 A3-2 , 1.094%, 12/01/51 ..................................... 5,130,000 3,829,160
Water Tap Fee , Revenue , 2022 , 4.625% , 12/01/28 ......................... 6,000,000 5,571,012
c
West Meadow Metropolitan District , GO, Senior Lien , 144A, 2023 A , Refunding , 6.5% ,
12/01/50 ........................................................ 2,750,000 2,841,015
243,968,149
Connecticut 0.5%
Connecticut State Health & Educational Facilities Authority ,
c
Church Home of Hartford Obligated Group , Revenue , 144A, 2016 A , 5% , 9/01/46 .. 1,000,000 991,162
c
Church Home of Hartford Obligated Group , Revenue , 144A, A , 5% , 9/01/53 ...... 7,850,000 7,458,443
Masonicare Corp. Obligated Group , Revenue , F , Refunding , 5% , 7/01/43 ........ 6,500,000 6,506,185
c
McLean Affiliates Obligated Group , Revenue , 144A, 2020 A , 5% , 1/01/45 ........ 1,000,000 923,803
c
McLean Affiliates Obligated Group , Revenue , 144A, 2020 A , 5% , 1/01/55 ........ 5,695,000 4,831,447
Stamford Housing Authority ,
TJH Senior Living LLC Obligated Group , Revenue , 2025 A , Refunding , 6.375% ,
10/01/45 ....................................................... 1,415,000 1,483,618

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
Stamford Housing Authority, (continued)
TJH Senior Living LLC Obligated Group , Revenue , 2025 A , Refunding , 6.5% ,
10/01/55 ....................................................... $ 1,765,000 $ 1,816,787
TJH Senior Living LLC Obligated Group , Revenue , 2025 A , Refunding , 6.25% ,
10/01/60 ....................................................... 1,280,000 1,292,556
25,304,001
Florida 19.3%
Abbott Square Community Development District ,
Special Assessment , 2022 , 5.375% , 6/15/42 ............................. 1,075,000 1,132,637
Special Assessment , 2022 , 5.5% , 6/15/52 ............................... 1,695,000 1,719,730
Anabelle Island Community Development District ,
Special Assessment , 2022 , 2.7% , 5/01/27 ............................... 275,000 272,784
Special Assessment , 2022 , 3.1% , 5/01/32 ............................... 750,000 730,321
Special Assessment , 2022 , 3.5% , 5/01/42 ............................... 1,945,000 1,740,093
Antillia Community Development District , Special Assessment , 2024 , 5.6% , 5/01/44 . 570,000 593,526
Arbors Community Development District ,
2023 Project Area , Special Assessment , 2023 , 4.5% , 5/01/30 ................. 540,000 554,213
2023 Project Area , Special Assessment , 2023 , 5.4% , 5/01/43 ................. 1,705,000 1,807,626
2023 Project Area , Special Assessment , 2023 , 5.625% , 5/01/53 ............... 2,235,000 2,318,898
c
2024 Project Area , Special Assessment , 144A, 2024 , 5.15% , 5/01/44 ........... 630,000 650,967
c
2024 Project Area , Special Assessment , 144A, 2024 , 5.5% , 5/01/55 ............ 815,000 826,120
Artisan Lakes East Community Development District ,
Assessment Area 2 , Special Assessment , 2021-1 , 2.75% , 5/01/31 ............. 250,000 241,257
Assessment Area 2 , Special Assessment , 2021-1 , 3.125% , 5/01/41 ............ 470,000 406,002
c
Assessment Area 2 , Special Assessment , 144A, 2021-2 , 2.75% , 5/01/31 ........ 275,000 265,383
c
Assessment Area 2 , Special Assessment , 144A, 2021-2 , 3.125% , 5/01/41 ....... 515,000 444,875
Astonia Community Development District ,
c
Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/40 ...................... 540,000 545,202
c
Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/51 ...................... 1,370,000 1,228,272
c
Assessment Area 2 , Special Assessment , 144A, 2021 , 2.5% , 5/01/26 ........... 50,000 49,872
c
Assessment Area 2 , Special Assessment , 144A, 2021 , 3% , 5/01/31 ............ 500,000 486,066
c
Assessment Area 2 , Special Assessment , 144A, 2021 , 3.2% , 5/01/41 ........... 750,000 659,414
Assessment Area 3 , Special Assessment , 2023 , 5.125% , 6/15/43 .............. 410,000 428,302
Assessment Area 3 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 740,000 756,004
c
North Parcel Assessment Area , Special Assessment , 144A, 2021 , 2.5% , 5/01/26 .. 50,000 49,913
c
North Parcel Assessment Area , Special Assessment , 144A, 2021 , 3% , 5/01/31 .... 320,000 313,299
c
North Parcel Assessment Area , Special Assessment , 144A, 2021 , 3.2% , 5/01/41 .. 750,000 667,922
Aurora Oaks Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.35% , 5/01/44 ............... 665,000 676,130
Assessment Area 1 , Special Assessment , 2024 , 5.625% , 5/01/55 .............. 1,030,000 1,016,049
Avalon Groves Community Development District ,
Special Assessment, Sub. Lien , 2021 , 3.125% , 5/01/41 ..................... 360,000 321,340
Special Assessment, Sub. Lien , 2021 , 4% , 5/01/51 ......................... 500,000 444,891
Assessment Area 3 , Special Assessment , 2021 , 3% , 5/01/32 ................. 200,000 197,558
Assessment Area 3 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 495,000 457,838
Avalon Park West Community Development District ,
c
2020 Project Area , Special Assessment , 144A, 2020 , Refunding , 3.25% , 5/01/30 .. 215,000 214,337
c
2020 Project Area , Special Assessment , 144A, 2020 , Refunding , 3.75% , 5/01/40 .. 580,000 562,461
c
2020 Project Area , Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/51 ..... 880,000 741,900
2022 Project Area , Special Assessment , 2022 , 5.5% , 5/01/42 ................. 500,000 532,475
2022 Project Area , Special Assessment , 2022 , 5.625% , 5/01/52 ............... 875,000 901,693
c
Ave Maria Stewardship Community District , BAN Assessment , Special Assessment ,
144A, 2023 , 5.5% , 5/01/53 ........................................... 2,790,000 2,822,026
Avenir Community Development District ,
Assessment Area 3 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 3,030,000 3,112,197
Assessment Area 3 , Special Assessment , 2023 , 5.625% , 5/01/54 .............. 5,115,000 5,149,836

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Avenir Community Development District, (continued)
Parcel A-18 , Special Assessment , 2024 A , 4.875% , 5/01/31 .................. $ 270,000 $ 277,042
Parcel A-18 , Special Assessment , 2024 A , 5.75% , 5/01/44 ................... 1,005,000 1,042,836
Parcel A-18 , Special Assessment , 2024 A , 6% , 5/01/55 ..................... 1,625,000 1,650,981
Aviary at Rutland Ranch Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3.1% , 11/01/31 ............... 170,000 168,402
Assessment Area 2 , Special Assessment , 2021 , 3.4% , 11/01/41 ............... 410,000 377,659
Babcock Ranch Community Independent Special District ,
Assessment Area 2 , Special Assessment , 2021 , 2.875% , 5/01/31 .............. 465,000 449,538
Assessment Area 2C , Special Assessment , 2020 , 3% , 5/01/30 ................ 250,000 249,516
Assessment Area 2C , Special Assessment , 2020 , 4% , 5/01/40 ................ 775,000 777,770
Assessment Area 2C , Special Assessment , 2020 , 4% , 5/01/51 ................ 1,550,000 1,342,286
Assessment Area 3A , Special Assessment , 2020 , 3% , 5/01/30 ................ 250,000 248,452
Assessment Area 3B , Special Assessment , 2020 , 4% , 5/01/40 ................ 385,000 386,376
Balm Grove Community Development District , Special Assessment , 2022 , 3.25% ,
11/01/27 ........................................................ 435,000 434,411
Bannon Lakes Community Development District ,
c
Phase 2 , Special Assessment , 144A, 2021 , 3.5% , 5/01/41 ................... 700,000 653,535
Phase 3 , Special Assessment , 2022 , 3.3% , 5/01/32 ........................ 365,000 342,995
Phase 3 , Special Assessment , 2022 , 4% , 5/01/42 .......................... 1,370,000 1,227,905
Bella Tara Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 6.125% , 5/01/56 .............. 1,600,000 1,663,039
Master Infrastructure Project , Special Assessment , 2025 , 6.5% , 5/01/56 ......... 4,000,000 4,153,410
Bellehaven Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.8% , 5/01/45 ................ 1,335,000 1,408,339
Assessment Area 1 , Special Assessment , 2025 , 6.05% , 5/01/55 ............... 1,215,000 1,258,902
Belmond Reserve Community Development District ,
2020 Project , Special Assessment , 2020 , 4% , 5/01/40 ...................... 1,745,000 1,768,195
2020 Project , Special Assessment , 2020 , 4% , 5/01/51 ...................... 2,000,000 1,763,505
Belmont II Community Development District ,
Special Assessment , 2020 , 3.125% , 12/15/30 ............................. 325,000 325,142
Special Assessment , 2020 , 3.625% , 12/15/40 ............................. 1,390,000 1,379,861
Berry Bay Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.625% , 5/01/26 .............. 55,000 54,910
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 400,000 388,248
Assessment Area 1 , Special Assessment , 2021 , 3.625% , 5/01/41 .............. 1,250,000 1,116,488
Assessment Area 2 , Special Assessment , 2023 , 5.5% , 5/01/43 ................ 985,000 1,037,297
Assessment Area 2 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,675,000 1,722,930
Berry Bay II Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.45% , 5/01/31 ............... 120,000 122,448
Assessment Area 1 , Special Assessment , 2024 , 5.2% , 5/01/44 ................ 145,000 148,057
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/54 ............... 115,000 114,217
Big Cypress Stewardship District , Assessment Area 1 , Special Assessment , 2026 ,
5.75% , 5/01/55 ................................................... 1,850,000 1,862,516
Black Creek Community Development District ,
Special Assessment , 2022 , 5.125% , 6/15/32 ............................. 150,000 162,066
Special Assessment , 2022 , 5.625% , 6/15/52 ............................. 2,000,000 2,065,124
Blackwell Community Development District , Special Assessment , 2026 , 5.75% , 5/01/56 575,000 578,885
Boggy Branch Community Development District ,
Special Assessment , 2021 , 2.5% , 5/01/26 ............................... 30,000 29,941
Special Assessment , 2021 , 3% , 5/01/31 ................................. 450,000 437,874
Special Assessment , 2021 , 3.5% , 5/01/41 ............................... 1,165,000 1,040,098
Bradbury Community Development District , Special Assessment , 2023 , 5.5% , 5/01/53 2,245,000 2,278,786
Bridgewalk Community Development District ,
Assessment Area 2 , Special Assessment , 2023 , 6.25% , 12/15/43 .............. 760,000 822,835
Assessment Area 2 , Special Assessment , 2023 , 6.5% , 12/15/53 ............... 700,000 742,767

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Bridgewater North Community Development District ,
Assessments , Special Assessment , 2022 , 3.125% , 5/01/27 .................. $ 85,000 $ 84,618
Assessments , Special Assessment , 2022 , 3.5% , 5/01/32 .................... 350,000 347,351
Bridle Creek Community Development District , Special Assessment , 2025 , 6.375% ,
5/01/56 ......................................................... 3,525,000 3,656,890
f
Brightshore Community Development District , Assessments , Special Assessment ,
2026 , 5.7% , 5/01/57 ................................................ 2,965,000 2,971,436
Brightwater Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.85% , 5/01/31 ............... 280,000 276,542
c
Assessment Area 2 , Special Assessment , 144A, 2024 , 5.35% , 5/01/44 .......... 405,000 423,900
c
Assessment Area 2 , Special Assessment , 144A, 2024 , 5.625% , 5/01/55 ......... 540,000 553,139
Brookstone Community Development District ,
Assessment Area 2 , Special Assessment , 2022 , 4.75% , 5/01/32 ............... 325,000 339,127
Assessment Area 2 , Special Assessment , 2022 , 5.5% , 5/01/42 ................ 1,000,000 1,050,032
Assessment Area 2 , Special Assessment , 2022 , 5.625% , 5/01/52 .............. 1,750,000 1,783,894
Buckhead Trails Community Development District ,
Special Assessment , 2022 , 5.25% , 5/01/32 .............................. 400,000 423,632
Special Assessment , 2022 , 5.625% , 5/01/42 ............................. 1,000,000 1,090,608
Special Assessment , 2022 , 5.75% , 5/01/52 .............................. 1,410,000 1,450,669
Special Assessment , 2024 , 4.7% , 5/01/31 ............................... 290,000 296,981
Special Assessment , 2024 , 5.6% , 5/01/44 ............................... 395,000 413,191
Special Assessment , 2024 , 5.875% , 5/01/54 ............................. 885,000 910,781
Buckhead Trails II Community Development District , Assessment Area 1 , Special
Assessment , 2026 , 5.8% , 5/01/56 ..................................... 1,045,000 1,056,057
Buena Lago Community Development District , Assessment Area 1 , Special
Assessment , 2022 , 5.5% , 5/01/52 ..................................... 1,135,000 1,181,877
Caldera Community Development District , Assessment Area 1 , Special Assessment ,
2024 , 5.2% , 5/01/54 ................................................ 385,000 377,318
c
Cape Coral Health Facilities Authority , Gulf Care, Inc. Obligated Group , Revenue,
Senior Lien , 144A, 2015 , Refunding , 6% , 7/01/45 .......................... 5,250,000 3,462,079
c
Capital Projects Finance Authority , PRG - UnionWest Properties LLC , Revenue, Senior
Lien , 144A, 2024 A-1 , 5% , 6/01/58 ..................................... 1,250,000 1,134,990
c
Capital Trust Agency, Inc. ,
AcadeMir Charter School West , Revenue , 144A, 2021 A , 3% , 7/01/31 .......... 100,000 95,671
AcadeMir Charter School West , Revenue , 144A, 2021 A , 4% , 7/01/41 .......... 450,000 412,252
AcadeMir Charter School West , Revenue , 144A, 2021 A , 4% , 7/01/51 .......... 540,000 423,137
AcadeMir Charter School West , Revenue , 144A, 2021 A , 4% , 7/01/56 .......... 445,000 341,082
AcadeMir Charter School West , Revenue , 144A, 2021 A-2 , 4% , 7/01/41 ......... 750,000 687,086
AcadeMir Charter School West , Revenue , 144A, 2021 A-2 , 4% , 7/01/51 ......... 975,000 763,997
AcadeMir Charter School West , Revenue , 144A, 2021 A-2 , 4% , 7/01/56 ......... 750,000 576,650
g
Educational Growth Fund LLC , Revenue, Sub. Lien , 144A, 2021 B , 5.67%, 7/01/31 7,825,000 5,830,371
Sarasota-Manatee Jewish Housing Council Obligated Group , Revenue , 144A, 2017 ,
Refunding , 5% , 7/01/46 ............................................ 3,250,000 2,476,982
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-2 , 4.43% , 1/01/57 ........... 10,245,000 7,509,862
South Tech Schools Obligated Group , Revenue , 144A, 2020 A , 5% , 6/15/55 ...... 3,805,000 3,517,994
University Bridge LLC , Revenue , 144A, 2018 A , 5.25% , 12/01/43 .............. 27,380,000 27,622,143
WFCS Holdings II LLC , Revenue , 144A, 2021 A-1 , 3.3% , 1/01/31 .............. 585,000 564,624
WFCS Holdings LLC , Revenue , 144A, 2020 A-1 , 5% , 1/01/55 ................. 3,500,000 3,058,649
c
Capital Trust Authority ,
g
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 , Refunding , 5.29%,
3/01/29 ........................................................ 17,000,000 14,562,329
Madrone Florida Tech Student Housing I LLC , Revenue , 144A, 2025 A , 5.25% ,
7/01/55 ........................................................ 275,000 268,844
Madrone Florida Tech Student Housing I LLC , Revenue , 144A, 2025 A , 5.375% ,
7/01/65 ........................................................ 2,650,000 2,592,304
Caymas Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.3% , 5/01/44 ................ 800,000 826,840

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Caymas Community Development District, (continued)
Assessment Area 1 , Special Assessment , 2024 , 5.625% , 5/01/54 .............. $ 690,000 $ 695,679
Celebration Community Development District ,
Special Assessment , 2021 , 2.25% , 5/01/26 .............................. 75,000 74,877
Special Assessment , 2021 , 2.75% , 5/01/31 .............................. 240,000 234,270
Special Assessment , 2021 , 3.125% , 5/01/41 ............................. 590,000 520,500
d
Celebration Pointe Community Development District No. 1 , Special Assessment , 2021 ,
3.375% , 5/01/41 ................................................... 885,000 708,000
Center Lake Ranch West Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/43 ............... 1,360,000 1,450,113
Assessment Area 1 , Special Assessment , 2023 , 6% , 5/01/54 ................. 2,320,000 2,415,815
Central Parc Community Development District ,
Special Assessment , 2024 , 5.7% , 5/01/44 ............................... 500,000 516,841
Special Assessment , 2024 , 6% , 5/01/54 ................................. 750,000 762,146
Chaparral Palm Bay Community Development District ,
Assessment Area 2 , Special Assessment , 2024 , 5.2% , 5/01/44 ................ 1,000,000 1,026,514
Assessment Area 2 , Special Assessment , 2024 , 5.5% , 5/01/55 ................ 2,190,000 2,202,283
Assessments , Special Assessment , 2020 A-1 , 4% , 5/01/40 ................... 1,220,000 1,226,837
Assessments , Special Assessment , 2020 A-1 , 4% , 5/01/50 ................... 1,985,000 1,769,187
Chapel Creek Community Development District ,
c
Assessment Area , Special Assessment , 144A, 2021 , 3% , 5/01/31 .............. 165,000 162,225
c
Assessment Area , Special Assessment , 144A, 2021 , 3.375% , 5/01/41 .......... 540,000 500,281
Assessment Area , Special Assessment , 2024 , 5.5% , 5/01/44 ................. 535,000 557,171
Assessment Area , Special Assessment , 2024 , 5.75% , 5/01/54 ................ 995,000 1,010,627
c
Chapel Crossings Community Development District ,
Assessments , Special Assessment , 144A, 2020 , 3.2% , 5/01/30 ............... 645,000 634,860
Assessments , Special Assessment , 144A, 2020 , 3.7% , 5/01/40 ............... 1,695,000 1,592,700
Charlotte County Industrial Development Authority ,
c
MSKP Town & Country Utility LLC , Revenue , 144A, 2021 B , 5% , 10/01/36 ....... 2,300,000 2,161,807
MSKP Town & Country Utility LLC , Revenue , 2025 , 6.125% , 10/01/55 .......... 3,175,000 3,311,361
Coddington Community Development District ,
Assessments , Special Assessment , 2022 , 5.75% , 5/01/42 ................... 610,000 655,069
Assessments , Special Assessment , 2022 , 5.75% , 5/01/52 ................... 1,090,000 1,131,561
Connerton East Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.25% , 6/15/43 ............... 1,435,000 1,514,710
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 2,245,000 2,283,960
Copes Landing Community Development District ,
2023 Project Area , Special Assessment , 2023 , 5.75% , 5/01/43 ................ 285,000 309,910
2023 Project Area , Special Assessment , 2023 , 5.875% , 5/01/53 ............... 1,825,000 1,929,075
Coral Creek Community Development District ,
Special Assessment , 2024 , 5.45% , 5/01/44 .............................. 2,020,000 2,106,649
Special Assessment , 2024 , 5.75% , 5/01/54 .............................. 1,580,000 1,607,932
Coral Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 11/01/44 ............... 780,000 819,051
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 11/01/53 .............. 1,000,000 1,025,927
Cordoba Ranch Community Development District ,
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/31 ............. 835,000 832,384
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/37 ............. 825,000 769,178
Cordova Palms Community Development District ,
Special Assessment , 2021 , 2.4% , 5/01/26 ............................... 25,000 24,954
Special Assessment , 2021 , 2.8% , 5/01/31 ............................... 330,000 317,870
Special Assessment , 2021 , 3% , 5/01/41 ................................. 995,000 854,820
Special Assessment , 2022-1 , 5.7% , 5/01/42 .............................. 275,000 299,505
Special Assessment , 2022-1 , 5.8% , 5/01/53 .............................. 410,000 432,185
Assessment Area 1 , Special Assessment , 2022-2 , 4.5% , 5/01/27 .............. 115,000 115,863
Assessment Area 1 , Special Assessment , 2022-2 , 5.1% , 5/01/32 .............. 335,000 354,625

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Cordova Palms Community Development District, (continued)
Assessment Area 1 , Special Assessment , 2022-2 , 5.4% , 5/01/42 .............. $ 1,005,000 $ 1,065,441
Assessment Area 1 , Special Assessment , 2022-2 , 5.6% , 5/01/53 .............. 1,980,000 2,051,338
c
County of Okaloosa , AIR Force Enlisted Village, Inc. Obligated Group , Revenue , 144A,
2025 , 5.75% , 5/15/60 ............................................... 1,500,000 1,537,489
Creekview Community Development District ,
Phase 1 , Special Assessment , 2022 , 4.25% , 5/01/32 ....................... 505,000 514,654
Phase 2 , Special Assessment , 2024 , 4.6% , 5/01/31 ........................ 860,000 877,941
Phase 2 , Special Assessment , 2024 , 5.375% , 5/01/44 ...................... 1,995,000 2,047,298
Phase 2 , Special Assessment , 2024 , 5.625% , 5/01/55 ...................... 2,260,000 2,266,658
Cresswind DeLand Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.75% , 5/01/54 .................................... 730,000 737,165
c
Crestview II Community Development District ,
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/31 ................... 250,000 258,970
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/37 ................... 475,000 486,634
Cross Creek North Community Development District ,
Special Assessment , 2022 , 4.25% , 5/01/42 .............................. 1,340,000 1,343,649
Special Assessment , 2023 , 5.125% , 5/01/43 ............................. 990,000 1,033,024
Special Assessment , 2023 , 5.375% , 5/01/53 ............................. 1,250,000 1,275,282
Crossings Community Development District ,
Area 2 , Special Assessment , 2024 , 5.35% , 5/01/44 ........................ 515,000 531,626
Area 2 , Special Assessment , 2024 , 5.6% , 5/01/54 ......................... 465,000 469,177
Crosswinds East Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ 1,220,000 1,272,227
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 1,500,000 1,529,484
Assessment Area 2 , Special Assessment , 2024 , 4.5% , 5/01/31 ................ 180,000 183,466
Assessment Area 2 , Special Assessment , 2024 , 5.45% , 5/01/54 ............... 300,000 299,666
Crystal Cay Community Development District ,
Special Assessment , 2021 , 2.7% , 5/01/31 ............................... 200,000 197,414
Special Assessment , 2021 , 3.05% , 5/01/41 .............................. 850,000 792,633
Special Assessment , 2021 , 4% , 5/01/51 ................................. 1,000,000 905,322
c
Curiosity Creek Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.4% , 5/01/44 ........... 900,000 924,522
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.7% , 5/01/55 ........... 1,475,000 1,482,839
Curiosity Creek Community Development District Assessment Area 2 , Special
Assessment , 144A, 2025 , 5.875% , 5/01/56 ............................. 2,550,000 2,571,992
c
Currents Community Development District , Assessments , Special Assessment , 144A,
2020 A , 4% , 5/01/40 ................................................ 3,100,000 3,040,033
Cypress Bay West Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.25% , 5/01/43 ............... 1,370,000 1,429,694
Assessment Area 1 , Special Assessment , 2023 , 5.5% , 5/01/53 ................ 1,200,000 1,223,800
c
Cypress Bluff Community Development District ,
Special Assessment , 144A, 2020 A , 3.125% , 5/01/30 ....................... 250,000 250,184
Special Assessment , 144A, 2020 A , 3.625% , 5/01/40 ....................... 800,000 777,735
Special Assessment , 144A, 2020 A , 3.8% , 5/01/50 ......................... 1,165,000 977,062
Cypress Creek Reserve Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.75% , 5/01/45 ............... 525,000 554,732
Assessment Area 1 , Special Assessment , 2025 , 6% , 5/01/56 ................. 1,355,000 1,405,091
Cypress Park Estates Community Development District ,
Assessment Area , Special Assessment , 2022 , 4.375% , 5/01/27 ............... 55,000 55,261
Assessment Area , Special Assessment , 2022 , 4.75% , 5/01/32 ................ 350,000 364,503
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.25% , 5/01/30 .......... 295,000 293,069
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.875% , 5/01/40 ......... 1,170,000 1,148,423
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/51 ............ 1,210,000 1,025,819
c
Cypress Reserve Community Development District , Assessments , Special Assessment ,
144A, 2025 , 5.8% , 5/01/56 ........................................... 1,645,000 1,664,196

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Cypress Ridge Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.625% , 5/01/43 .............. $ 1,245,000 $ 1,311,962
Assessment Area 1 , Special Assessment , 2023 , 5.875% , 5/01/53 .............. 1,060,000 1,091,781
Darby Community Development District ,
Assessments , Special Assessment , 2024 A-1 , 5.625% , 5/01/44 ............... 1,290,000 1,355,983
Assessments , Special Assessment , 2024 A-1 , 6% , 5/01/54 ................... 1,610,000 1,660,395
Assessments , Special Assessment , 2024 A-2 , 5.875% , 5/01/35 ............... 300,000 323,744
Deerbrook Community Development District ,
Special Assessment , 2023 , 4.375% , 5/01/30 ............................. 105,000 107,394
Special Assessment , 2023 , 5.5% , 5/01/53 ............................... 1,250,000 1,277,043
Deering Park Stewardship District ,
DPSD JV1 No. 1 Assessment Area , Special Assessment , 2025 , 6% , 5/01/45 ..... 3,000,000 3,177,268
DPSD JV1 No. 1 Assessment Area , Special Assessment , 2025 , 6.25% , 5/01/55 ... 2,300,000 2,396,184
Del Webb Oak Creek Community Development District ,
Special Assessment , 2023 , 5% , 5/01/43 ................................. 1,425,000 1,479,638
Special Assessment , 2023 , 5.25% , 5/01/53 .............................. 1,985,000 2,003,253
DG Farms Community Development District ,
Special Assessment , 2020 , 3.25% , 5/01/30 .............................. 200,000 199,383
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 255,000 245,952
Dowden West Community Development District ,
Special Assessment , 2024 , 5.25% , 5/01/44 .............................. 495,000 511,641
Special Assessment , 2024 , 5.55% , 5/01/54 .............................. 855,000 863,464
DW Bayview Community Development District ,
c
Assessment Area , Special Assessment , 144A, 2021 , 2.375% , 5/01/26 .......... 85,000 84,874
c
Assessment Area , Special Assessment , 144A, 2021 , 3% , 5/01/32 .............. 430,000 430,025
c
Assessment Area , Special Assessment , 144A, 2021 , 3.375% , 5/01/41 .......... 1,160,000 1,102,056
Assessment Area , Special Assessment , 2022 , 4.5% , 5/01/32 ................. 185,000 194,432
Assessment Area , Special Assessment , 2022 , 5.125% , 5/01/42 ............... 1,115,000 1,169,911
East 547 Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 20,000 19,969
Assessment Area 1 , Special Assessment , 2021 , 3% , 5/01/31 ................. 90,000 88,700
Assessment Area 1 , Special Assessment , 2021 , 3.3% , 5/01/41 ................ 375,000 343,439
Assessment Area 2 , Special Assessment , 2023 , 6.25% , 5/01/43 ............... 270,000 294,454
Assessment Area 2 , Special Assessment , 2023 , 6.5% , 5/01/54 ................ 515,000 550,651
East Bonita Beach Road Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/32 ................. 255,000 254,601
Assessment Area 2 , Special Assessment , 2021 , 3.25% , 5/01/41 ............... 750,000 681,570
East Nassau Stewardship District ,
Special Assessment , 2025 , 6.25% , 5/01/56 .............................. 7,130,000 7,426,635
Assessments , Special Assessment , 2021 , 3% , 5/01/31 ...................... 500,000 491,597
Assessments , Special Assessment , 2021 , 3.5% , 5/01/41 .................... 1,185,000 1,102,734
Wildlight Village Phase 3 , Special Assessment , 2024 , 5.25% , 5/01/44 ........... 1,500,000 1,540,209
Eden Hills Community Development District ,
Assessment Area , Special Assessment , 2020 , 3.25% , 5/01/30 ................ 110,000 110,710
Assessment Area , Special Assessment , 2020 , 4% , 5/01/40 ................... 300,000 302,601
Assessment Area , Special Assessment , 2022 , 3.25% , 5/01/27 ................ 190,000 190,286
Assessment Area , Special Assessment , 2022 , 3.625% , 5/01/32 ............... 610,000 618,060
Edgewater East Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 110,000 109,822
Assessment Area 1 , Special Assessment , 2021 , 3.1% , 5/01/31 ................ 700,000 686,677
Assessment Area 2 , Special Assessment , 2022 , 4% , 5/01/42 ................. 3,975,000 3,770,849
Edgewater West Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.5% , 5/01/31 ................ 900,000 915,434
Assessment Area 1 , Special Assessment , 2024 , 5.25% , 5/01/44 ............... 2,000,000 2,030,808
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 5/01/54 ................ 2,750,000 2,708,262

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
c
Enbrook Community Development District ,
Special Assessment , 144A, 2020 , 4% , 5/01/40 ............................ $ 500,000 $ 476,423
Special Assessment , 144A, 2020 , 4% , 5/01/51 ............................ 1,150,000 960,957
Entrada Community Development District ,
Special Assessment , 2023 , 5.6% , 5/01/43 ............................... 500,000 536,497
c
Assessments , Special Assessment , 144A, 2021 , 2.625% , 5/01/31 ............. 370,000 360,188
c
Assessments , Special Assessment , 144A, 2021 , 3.125% , 5/01/41 ............. 935,000 856,492
Assessments , Special Assessment , 2024 , 5.3% , 5/01/55 .................... 310,000 309,501
Epperson North Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 45,000 44,923
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 235,000 228,884
Assessment Area 2 , Special Assessment , 2021 , 3.5% , 5/01/41 ................ 1,200,000 1,094,884
Assessment Area 3 , Special Assessment , 2021 A , 2.45% , 11/01/26 ............ 125,000 124,194
Assessment Area 3 , Special Assessment , 2021 A , 3.1% , 11/01/31 ............. 400,000 389,034
Assessment Area 4 , Special Assessment , 2024 , 5.3% , 5/01/44 ................ 465,000 478,055
Assessment Area 4 , Special Assessment , 2024 , 5.6% , 5/01/55 ................ 500,000 502,670
Epperson Ranch II Community Development District , Assessment Area 2 , Special
Assessment , 2020 , 3.625% , 5/01/30 ................................... 425,000 424,916
c
Everlands Community Development District , Assessment Area 2 Phase 2 , Special
Assessment , 144A, 2024 , 5.5% , 6/15/54 ................................ 2,350,000 2,359,713
Everlands II Community Development District ,
Special Assessment , 2024 , 5.2% , 6/15/44 ............................... 500,000 518,622
Special Assessment , 2024 , 5.45% , 6/15/54 .............................. 485,000 490,053
Fallschase Community Development District , Special Assessment , 2021 , 3.375% ,
5/01/41 ......................................................... 1,000,000 897,541
Feed Mill Community Development District , Parcel 1 Assessment Area 1 , Special
Assessment , 2025 , 5.875% , 5/01/56 ................................... 4,570,000 4,632,406
c
Florida Development Finance Corp. ,
e
Brightline Florida Holdings LLC , Revenue , 144A, 2025 B , Mandatory Put , 10% ,
6/15/26 ........................................................ 3,275,000 2,259,750
Glenridge on Palmer Ranch Obligated Group , Revenue , 144A, 2021 , Refunding , 5% ,
6/01/31 ........................................................ 450,000 476,109
Glenridge on Palmer Ranch Obligated Group , Revenue , 144A, 2021 , Refunding , 5% ,
6/01/51 ........................................................ 5,500,000 5,142,373
Mayflower Retirement Center, Inc. Obligated Group , Revenue , 144A, 2020 A , 5.25% ,
6/01/50 ........................................................ 7,000,000 6,830,639
Mayflower Retirement Center, Inc. Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 6/01/55 ............................................ 3,900,000 2,925,563
c
Florida Local Government Finance Commission ,
BridgePrep Academy, Inc. Obligated Group , Revenue , 144A, 2025 A , 6.125% ,
6/15/65 ........................................................ 12,400,000 12,627,803
Ponte Vedra Pine Co. LLC Obligated Group , Revenue , 144A, 2025 A , 6.75% ,
11/15/55 ....................................................... 2,650,000 2,790,877
c
Forest Lake Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.25% , 5/01/30 .......... 350,000 350,745
Assessment Area 2 , Special Assessment , 144A, 2022 , 4.75% , 5/01/27 .......... 20,000 20,159
Assessment Area 2 , Special Assessment , 144A, 2022 , 5% , 5/01/32 ............ 75,000 79,094
Assessment Area 2 , Special Assessment , 144A, 2022 , 5.375% , 5/01/42 ......... 310,000 327,540
Assessment Area 2 , Special Assessment , 144A, 2022 , 5.5% , 5/01/52 ........... 275,000 281,588
c
Gas Worx Community Development District ,
Special Assessment , 144A, 2025 , 5% , 5/01/36 ............................ 525,000 560,082
Special Assessment , 144A, 2025 , 5.75% , 5/01/45 ......................... 800,000 835,948
Special Assessment , 144A, 2025 , 6% , 5/01/57 ............................ 1,980,000 2,039,727
Grand Oaks Community Development District ,
Assessment Area 2 , Special Assessment , 2020 , 4.25% , 5/01/40 ............... 1,095,000 1,099,387
Assessment Area 2 , Special Assessment , 2020 , 4.5% , 5/01/52 ................ 3,500,000 3,211,723
Assessment Area 3 , Special Assessment , 2021 , 3.2% , 11/01/31 ............... 215,000 211,275

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Grand Oaks Community Development District, (continued)
Assessment Area 3 , Special Assessment , 2021 , 4% , 11/01/51 ................ $ 1,205,000 $ 1,037,402
Grande Pines Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 3.75% , 5/01/41 ............... 710,000 659,185
Assessment Area 1 , Special Assessment , 2021 , 4% , 5/01/51 ................. 750,000 634,180
Assessment Area 1 , Special Assessment , 2024 , 5.8% , 5/01/54 ................ 1,010,000 1,025,830
Greenbriar Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.65% , 5/01/45 ............... 1,000,000 1,030,721
Assessment Area 1 , Special Assessment , 2025 , 5.875% , 5/01/54 .............. 1,200,000 1,216,668
Grove Resort Community Development District ,
Special Assessment , 2022 , 3.3% , 5/01/32 ............................... 170,000 165,384
Special Assessment , 2022 , 3.55% , 5/01/42 .............................. 435,000 382,907
Hamilton Bluff Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ 1,000,000 1,034,633
Assessment Area 1 , Special Assessment , 2024 , 5.8% , 5/01/54 ................ 1,250,000 1,263,872
Hammock Oaks Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/30 .............. 155,000 159,356
Assessment Area 1 , Special Assessment , 2023 , 5.625% , 5/01/43 .............. 635,000 671,524
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 985,000 1,007,877
Assessment Area 2 , Special Assessment , 2024 , 5.85% , 5/01/44 ............... 670,000 696,925
Assessment Area 2 , Special Assessment , 2024 , 6.15% , 5/01/54 ............... 655,000 670,225
c
Assessment Area 3 , Special Assessment , 144A, 2025 , 5.55% , 5/01/45 .......... 1,040,000 1,076,709
c
Assessment Area 3 , Special Assessment , 144A, 2025 , 5.75% , 5/01/55 .......... 1,455,000 1,478,650
Hammock Reserve Community Development District ,
Assessment Area 1 , Special Assessment , 2020 , 4% , 5/01/51 ................. 860,000 723,965
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 200,000 197,538
Assessment Area 2 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 520,000 485,248
Assessment Area 3 , Special Assessment , 2022 , 4.4% , 5/01/32 ................ 445,000 462,864
Harmony on Lake Eloise Community Development District ,
Assessment Area 2 , Special Assessment , 2025 , 5.45% , 11/01/45 .............. 500,000 511,724
Assessment Area 2 , Special Assessment , 2025 , 5.65% , 11/01/54 .............. 1,250,000 1,263,797
Harmony West Community Development District ,
Assessment Area 2 , Special Assessment , 2023 , 5% , 5/01/43 ................. 360,000 372,907
Assessment Area 2 , Special Assessment , 2023 , 5.3% , 5/01/53 ................ 305,000 310,174
Harvest Hills South Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 4.5% , 5/01/35 ................ 375,000 383,686
Assessment Area 1 , Special Assessment , 2025 , 5.45% , 5/01/45 ............... 1,375,000 1,403,644
Assessment Area 1 , Special Assessment , 2025 , 5.75% , 5/01/56 ............... 1,700,000 1,706,272
Hawkstone Community Development District ,
Assessment Area 3 , Special Assessment , 2021 , 2.6% , 5/01/26 ................ 45,000 44,931
Assessment Area 3 , Special Assessment , 2021 , 3.2% , 5/01/31 ................ 440,000 433,892
Assessment Area 3 , Special Assessment , 2021 , 3.45% , 5/01/41 ............... 1,120,000 1,025,089
Assessment Area 4 , Special Assessment , 2023 , 4.375% , 5/01/30 .............. 215,000 219,627
Hawthorne Mill North Community Development District ,
Assessment Area 2 , Special Assessment , 2024 , 5.2% , 5/01/44 ................ 1,000,000 1,024,632
Assessment Area 2 , Special Assessment , 2024 , 5.5% , 5/01/54 ................ 1,400,000 1,403,977
Hickory Tree Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.15% , 5/01/44 ............... 890,000 910,070
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/55 ............... 365,000 363,364
Highland Trails Community Development District ,
Assessment Area 2 , Special Assessment , 2025 , 5.85% , 5/01/56 ............... 1,385,000 1,395,369
Assessments , Special Assessment , 2024 , 5.5% , 5/01/44 .................... 780,000 814,460
Assessments , Special Assessment , 2024 , 5.85% , 5/01/54 ................... 785,000 807,109
Hills of Minneola Community Development District ,
North Parcel Assessment Area 1 , Special Assessment , 2024 , 5.55% , 5/01/44 ..... 545,000 582,647
North Parcel Assessment Area 1 , Special Assessment , 2024 , 5.875% , 5/01/54 .... 760,000 799,532

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Hills of Minneola Community Development District, (continued)
South Parcel Assessment Area Phase 2 , Special Assessment , 2021 , 2.375% ,
5/01/26 ........................................................ $ 25,000 $ 24,958
South Parcel Assessment Area Phase 2 , Special Assessment , 2021 , 2.8% , 5/01/31 250,000 241,728
South Parcel Assessment Area Phase 2 , Special Assessment , 2021 , 3.2% , 5/01/41 500,000 440,634
Hilltop Point Community Development District ,
Assessment Area 1 , Special Assessment , 2022-1 , 5.375% , 5/01/52 ............ 700,000 707,014
Assessment Area 2 , Special Assessment , 2022-2 , 5.6% , 5/01/53 .............. 745,000 757,974
Hobe-St. Lucie Conservancy District , Unit of Development No. 1A , Special
Assessment , 2024 , 5.875% , 5/01/55 ................................... 3,000,000 3,080,794
Holly Hill Road East Community Development District ,
Assessment Area 3 , Special Assessment , 2020 , 4.5% , 11/01/31 ............... 165,000 179,417
Assessment Area 3 , Special Assessment , 2020 , 5% , 11/01/41 ................ 350,000 386,896
Assessment Area 3 , Special Assessment , 2020 , 5% , 11/01/50 ................ 520,000 540,111
Hyde Park Community Development District No. 1 ,
Assessments , Special Assessment , 2024 A , 5.35% , 5/01/44 .................. 420,000 431,212
Assessments , Special Assessment , 2024 A , 5.625% , 5/01/55 ................. 280,000 281,698
Indigo Community Development District ,
Special Assessment , 1999 A , 7% , 5/01/31 ............................... 340,000 340,829
Special Assessment , 1999 C , 7% , 5/01/30 ............................... 4,123,752 2,309,301
Phase A1 Assessment Area , Special Assessment , 2021 , 2.2% , 5/01/26 ......... 65,000 64,858
Phase A1 Assessment Area , Special Assessment , 2021 , 2.7% , 5/01/31 ......... 240,000 233,036
Phase A1 Assessment Area , Special Assessment , 2021 , 3.125% , 5/01/41 ....... 855,000 746,382
Phase A1 Assessment Area , Special Assessment , 2021 , 4% , 5/01/52 ........... 1,375,000 1,184,173
Island Lake Estates Community Development District ,
Special Assessment , 2023 , 5.75% , 12/15/43 ............................. 1,240,000 1,329,347
Special Assessment , 2023 , 6% , 12/15/53 ................................ 1,430,000 1,495,626
Juniper Cove Community Development District ,
Assessments , Special Assessment , 2025 , 5.45% , 5/01/45 ................... 515,000 532,110
Assessments , Special Assessment , 2025 , 5.7% , 5/01/55 .................... 1,070,000 1,085,122
c
K-Bar Ranch III Community Development District ,
Special Assessment , 144A, 2025 , 5.875% , 5/01/45 ......................... 1,765,000 1,881,696
Special Assessment , 144A, 2025 , 6.125% , 5/01/55 ......................... 1,940,000 2,032,684
Kelly Park Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 6% , 11/01/43 ................ 640,000 681,758
Assessment Area 1 , Special Assessment , 2023 , 6.25% , 11/01/53 .............. 860,000 893,793
Assessment Area 2 , Special Assessment , 2025 , 4.375% , 5/01/32 .............. 150,000 154,101
Assessment Area 2 , Special Assessment , 2025 , 5.5% , 5/01/55 ................ 750,000 753,131
Kindred Community Development District II ,
Special Assessment , 2020 , 3.5% , 5/01/40 ............................... 395,000 384,553
Special Assessment , 2020 , 3.75% , 5/01/50 .............................. 570,000 491,382
Special Assessment , 2021 , 2.7% , 5/01/31 ............................... 235,000 230,590
Special Assessment , 2021 , 3.125% , 5/01/41 ............................. 500,000 459,642
Special Assessment , 2023 , 5.875% , 5/01/54 ............................. 1,100,000 1,141,369
Kingman Gate Community Development District ,
Special Assessment , 2020 , 3.125% , 6/15/30 ............................. 375,000 376,731
Special Assessment , 2020 , 4% , 6/15/40 ................................. 775,000 786,333
Special Assessment , 2020 , 4% , 6/15/50 ................................. 2,270,000 2,066,912
Special Assessment , 2021 , 2.5% , 6/15/26 ............................... 20,000 19,975
Special Assessment , 2021 , 3.125% , 6/15/31 ............................. 250,000 251,269
Special Assessment , 2021 , 3.6% , 6/15/41 ............................... 750,000 729,215
Kings Creek I Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.75% , 5/01/45 ............... 775,000 810,425
Assessment Area 1 , Special Assessment , 2025 , 6% , 5/01/55 ................. 1,300,000 1,335,318
Kingston One Community Development District ,
Assessment Area 1 - 2025 Project , Special Assessment , 2025 , 5.75% , 5/01/45 .... 2,600,000 2,728,946

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Kingston One Community Development District, (continued)
Assessment Area 1 - 2025 Project , Special Assessment , 2025 , 6% , 5/01/57 ...... $ 6,000,000 $ 6,190,033
Kissimmee Park Community Development District , Offsite Master Infrastructure Project ,
Special Assessment , 2025 , 6.5% , 5/01/56 ............................... 6,200,000 6,437,786
Lake Ashton Community Development District , Special Assessment , 2015 A-1 ,
Refunding , 5% , 5/01/32 ............................................. 1,760,000 1,762,132
Lake Deer Community Development District ,
Assessment Area , Special Assessment , 2022 , 5% , 5/01/32 ................... 220,000 228,214
Assessment Area , Special Assessment , 2022 , 5.5% , 5/01/42 ................. 740,000 787,707
Assessment Area , Special Assessment , 2022 , 5.625% , 5/01/53 ............... 1,325,000 1,348,090
c
Lake Emma Community Development District ,
Assessment Area 2 , Special Assessment , 144A, 2023 , 5.25% , 5/01/43 .......... 1,230,000 1,288,960
Assessment Area 2 , Special Assessment , 144A, 2023 , 5.5% , 5/01/53 ........... 805,000 828,245
Lake Flores Community Development District , Assessment Area , Special Assessment ,
2026 , 5.75% , 5/01/56 ............................................... 1,250,000 1,262,295
Lake Harris Community Development District ,
Special Assessment , 2023 , 5.375% , 5/01/43 ............................. 580,000 611,842
Special Assessment , 2023 , 5.625% , 5/01/53 ............................. 570,000 587,245
Lake Hideaway Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.75% , 5/01/31 ............... 475,000 487,941
Assessment Area 1 , Special Assessment , 2024 , 5.65% , 5/01/44 ............... 1,425,000 1,477,901
Assessment Area 1 , Special Assessment , 2024 , 5.9% , 5/01/54 ................ 2,345,000 2,373,961
Lake Mattie Preserve Community Development District ,
Special Assessment , 2024 , 5.5% , 5/01/44 ............................... 1,005,000 1,035,727
Special Assessment , 2024 , 5.85% , 5/01/54 .............................. 1,750,000 1,770,518
Phase 2 , Special Assessment , 2025 , 5.45% , 5/01/45 ....................... 975,000 990,188
Phase 2 , Special Assessment , 2025 , 5.65% , 5/01/55 ....................... 1,075,000 1,068,760
Lakefront Estates Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 6% , 5/01/56 ....................................... 3,150,000 3,185,398
Lakes at Bella Lago Community Development District ,
Assessment Area 1 , Special Assessment , 2023-1 , 5.75% , 5/01/43 ............. 805,000 851,344
Assessment Area 1 , Special Assessment , 2023-1 , 6% , 5/01/53 ................ 1,895,000 1,962,331
Assessment Area 2 , Special Assessment , 2023-2 , 5.75% , 5/01/43 ............. 1,000,000 1,057,571
Assessment Area 2 , Special Assessment , 2023-2 , 6% , 5/01/54 ................ 2,395,000 2,478,192
Lakes of Sarasota Community Development District ,
Assessment Area 1 , Special Assessment , 2021 A-1 , 3.4% , 5/01/31 ............. 135,000 134,517
Assessment Area 1 , Special Assessment , 2021 A-1 , 3.9% , 5/01/41 ............. 285,000 273,876
Assessment Area 1 , Special Assessment , 2021 A-2 , 3.875% , 5/01/31 ........... 100,000 102,536
Assessment Area 2 , Special Assessment , 2021 B-1 , 3.625% , 5/01/31 ........... 125,000 126,211
Assessment Area 2 , Special Assessment , 2021 B-1 , 4.125% , 5/01/41 ........... 200,000 196,307
Assessments , Special Assessment , 2024 A , 5.6% , 5/01/55 ................... 280,000 280,696
Lakes of Sarasota Community Development District 2 , Assessments , Special
Assessment , 2025 A , 5.7% , 5/01/55 .................................... 760,000 765,844
c
Lakeside at Satilla Community Development District , Assessments , Special
Assessment , 144A, 2025 , 5.625% , 5/01/55 ............................... 1,500,000 1,521,601
Lakeside Preserve Community Development District ,
Special Assessment , 2023 , 6% , 5/01/43 ................................. 655,000 706,154
Special Assessment , 2023 , 6.375% , 5/01/54 ............................. 1,110,000 1,171,057
Lakewood Park Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 3.2% , 5/01/31 ................ 125,000 124,254
Assessment Area 1 , Special Assessment , 2021 , 3.625% , 5/01/41 .............. 325,000 306,775
Assessment Area 2 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 910,000 942,626
Lakewood Ranch Stewardship District ,
c
Assessment Lorraine Lakes , Special Assessment , 144A, 2020 , 3.125% , 5/01/30 .. 250,000 248,697
c
Assessment Northeast Sector Project Phase 2B , Special Assessment , 144A, 2020 ,
Refunding , 3.2% , 5/01/30 .......................................... 440,000 437,117

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Lakewood Ranch Stewardship District, (continued)
Assessment Northeast Sector Project Phase 2C , Special Assessment , 2020 , 3% ,
5/01/30 ........................................................ $ 470,000 $ 461,505
Assessment Northeast Sector Project Phase 2C , Special Assessment , 2020 , 3.5% ,
5/01/40 ........................................................ 750,000 694,202
Assessment Star Farms Phase 1/2 , Special Assessment , 2021 , 2.3% , 5/01/26 .... 50,000 49,911
Assessment Star Farms Phase 1/2 , Special Assessment , 2021 , 2.7% , 5/01/31 .... 100,000 96,360
Assessments , Special Assessment , 2023 , 6.125% , 5/01/43 .................. 1,500,000 1,633,395
Assessments , Special Assessment , 2023 , 6.3% , 5/01/54 .................... 5,000,000 5,283,040
Assessments , Special Assessment , 2024 , 5.5% , 5/01/55 .................... 765,000 772,933
Langley South Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.125% , 5/01/44 .............. 1,250,000 1,282,788
Assessment Area 1 , Special Assessment , 2024 , 5.4% , 5/01/55 ................ 2,605,000 2,615,932
Laurel Road Community Development District ,
Assessments , Special Assessment , 2021 A-1 , 3% , 5/01/31 ................... 350,000 338,160
Assessments , Special Assessment , 2021 A-1 , 4% , 5/01/52 ................... 1,445,000 1,192,831
Lawson Dunes Community Development District ,
Assessment Area , Special Assessment , 2022 , 4.375% , 5/01/27 ............... 85,000 85,479
Assessment Area , Special Assessment , 2022 , 4.75% , 5/01/32 ................ 510,000 532,769
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 C , 5% , 11/15/54 ............................................... 1,600,000 1,570,112
Leomas Landing Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.4% , 5/01/26 ................ 55,000 54,899
Assessment Area 1 , Special Assessment , 2021 , 2.95% , 5/01/31 ............... 310,000 305,814
Assessment Area 1 , Special Assessment , 2021 , 2.95% , 5/01/31 ............... 100,000 98,884
Assessment Area 1 , Special Assessment , 2021 , 3.35% , 5/01/41 ............... 795,000 727,165
Assessment Area 1 , Special Assessment , 2021 , 3.35% , 5/01/41 ............... 265,000 243,516
Assessment Area 1 , Special Assessment , 2021 , 4% , 5/01/52 ................. 530,000 439,484
Live Oak Lake Community Development District , Assessments , Special Assessment ,
2020 , 4.4% , 5/01/40 ................................................ 1,600,000 1,537,550
Longleaf Community Development District ,
c
Neighborhood 4 Assessment Area 1 , Special Assessment , 144A, 2024 , 5.4% ,
5/01/44 ........................................................ 720,000 753,924
c
Neighborhood 4 Assessment Area 1 , Special Assessment , 144A, 2024 , 5.75% ,
5/01/54 ........................................................ 935,000 958,330
Neighborhood 4 Assessment Area 2 , Special Assessment , 2024 A , 5.45% , 5/01/55 . 820,000 804,620
c
Lowery Hills Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 5.85% , 5/01/55 ............................... 1,000,000 1,009,053
LT Ranch Community Development District ,
Phase I Assessment Area , Special Assessment , 2022-1 , 5.3% , 5/01/32 ......... 120,000 128,124
Phase I Assessment Area , Special Assessment , 2022-1 , 5.75% , 5/01/42 ........ 380,000 408,076
Phase I Assessment Area , Special Assessment , 2022-1 , 5.9% , 5/01/53 ......... 500,000 516,249
Phase IIA Assessment Area , Special Assessment , 2022-2 , 5% , 5/01/32 ......... 1,245,000 1,319,492
Phase IIA Assessment Area , Special Assessment , 2022-2 , 5.5% , 5/01/42 ........ 2,620,000 2,759,713
Phase IIA Assessment Area , Special Assessment , 2022-2 , 5.7% , 5/01/53 ........ 5,790,000 5,948,540
LTC Ranch West Residential Community Development District ,
Assessment Area 1 , Special Assessment , 2021 A , 3.125% , 5/01/31 ............ 700,000 683,613
Assessment Area 2 , Special Assessment , 2024 AA-2 , 5.7% , 5/01/44 ........... 300,000 310,710
Assessment Area 2 , Special Assessment , 2024 AA-2 , 6% , 5/01/54 ............. 305,000 309,939
Assessment Area 3 , Special Assessment , 2024 AA-3 , 5.75% , 5/01/44 ........... 990,000 1,028,607
Assessment Area 3 , Special Assessment , 2024 AA-3 , 6.05% , 5/01/54 ........... 1,090,000 1,111,164
Magnolia Island Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.55% , 5/01/45 ............... 500,000 512,855
Assessment Area 1 , Special Assessment , 2025 , 5.75% , 5/01/55 ............... 1,000,000 1,009,096
c
Assessment Area 2 , Special Assessment , 144A, 2025 A , 5.45% , 5/01/45 ........ 600,000 612,024
c
Assessment Area 2 , Special Assessment , 144A, 2025 A , 5.75% , 5/01/56 ........ 1,000,000 1,002,925

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
c
Magnolia Park Community Development District ,
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/31 ................... $ 250,000 $ 258,655
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/39 ................... 688,000 699,620
Malabar Springs Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.5% , 5/01/31 ................ 385,000 393,045
Assessment Area 1 , Special Assessment , 2024 , 5.2% , 5/01/44 ................ 455,000 463,949
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 5/01/54 ................ 925,000 920,041
c
Mandarin Grove Community Development District , Special Assessment , 144A, 2022 ,
6.625% , 5/01/53 ................................................... 1,000,000 1,165,961
Mangrove Point & Mangrove Manor , Community Development District , Special
Assessment , 2022 , 4% , 5/01/32 ....................................... 345,000 333,846
Marion Ranch Community Development District , Special Assessment , 2024 , 5.7% ,
5/01/44 ......................................................... 655,000 682,370
Marshall Creek Community Development District , Special Assessment , 2015 A ,
Refunding , 5% , 5/01/32 ............................................. 1,290,000 1,291,440
Meadow View at Twin Creeks Community Development District ,
Phase 3B , Special Assessment , 2021 , 3% , 5/01/31 ........................ 205,000 199,287
Phase 3B , Special Assessment , 2021 , 3.25% , 5/01/41 ...................... 785,000 685,728
Phase 3B , Special Assessment , 2021 , 3.75% , 5/01/52 ...................... 625,000 493,048
Phase 4 , Special Assessment , 2021 , 3% , 5/01/31 .......................... 225,000 218,833
Phase 4 , Special Assessment , 2021 , 3.25% , 5/01/41 ....................... 1,155,000 1,020,700
Merrick Square Community Development District ,
Special Assessment , 2023 , 4.5% , 5/01/30 ............................... 175,000 179,612
Special Assessment , 2023 , 5.4% , 5/01/43 ............................... 725,000 767,725
Special Assessment , 2023 , 5.625% , 5/01/53 ............................. 1,000,000 1,036,320
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
6.2% , 5/01/53 .................................................... 3,115,000 3,260,110
Mirada Community Development District , Assessment Area 4 , Special Assessment ,
2021 , 3.25% , 5/01/32 ............................................... 120,000 117,579
Mirada II Community Development District ,
2021 Project Area , Special Assessment , 2021 , 2.5% , 5/01/26 ................. 105,000 104,449
2021 Project Area , Special Assessment , 2021 , 3.125% , 5/01/31 ............... 645,000 608,625
2021 Project Area , Special Assessment , 2021 , 3.5% , 5/01/41 ................. 2,070,000 1,829,210
2022 Project Area , Special Assessment , 2022 , 5.125% , 5/01/32 ............... 185,000 196,149
2022 Project Area , Special Assessment , 2022 , 5.6% , 5/01/42 ................. 580,000 615,302
2022 Project Area , Special Assessment , 2022 , 5.75% , 5/01/53 ................ 1,065,000 1,095,244
New Port Tampa Bay Community Development District ,
Special Assessment , 2021 , 2.875% , 5/01/26 ............................. 95,000 94,862
Special Assessment , 2021 , 3.5% , 5/01/31 ............................... 500,000 495,193
Special Assessment , 2021 , 3.875% , 5/01/41 ............................. 1,250,000 1,159,345
Newport Isles Community Development District , Special Assessment , 2024 , 5% ,
5/01/44 ......................................................... 2,000,000 2,043,017
c
Normandy Community Development District , Assessment Area 1 , Special Assessment ,
144A, 2024 , 5.55% , 5/01/54 .......................................... 1,365,000 1,331,254
North AR-1 Pasco Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.625% , 5/01/26 .............. 35,000 34,947
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 275,000 268,943
Assessment Area 2 , Special Assessment , 2021 A , 3.25% , 5/01/31 ............. 160,000 158,516
Assessment Area 2 , Special Assessment , 2021 A , 3.55% , 5/01/41 ............. 390,000 366,894
Assessment Area 3 , Special Assessment , 2023 , 5.75% , 5/01/43 ............... 410,000 432,587
Assessment Area 3 , Special Assessment , 2023 , 6% , 5/01/54 ................. 600,000 618,686
Assessment Area 4 , Special Assessment , 2024 , 4.625% , 5/01/31 .............. 165,000 169,160
Assessment Area 4 , Special Assessment , 2024 , 5.45% , 5/01/44 ............... 760,000 787,408
Assessment Area 4 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 800,000 808,897
Assessment Area 5 , Special Assessment , 2024 A , 4.875% , 5/01/31 ............ 315,000 323,867
Assessment Area 5 , Special Assessment , 2024 A , 5.75% , 5/01/44 ............. 870,000 911,602
Assessment Area 5 , Special Assessment , 2024 A , 6% , 5/01/54 ................ 925,000 950,895

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
North Loop Community Development District ,
Special Assessment , 2023 , 6.375% , 5/01/43 ............................. $ 525,000 $ 577,664
Special Assessment , 2023 , 6.625% , 5/01/54 ............................. 1,000,000 1,076,012
North Park Isle Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.45% , 11/01/26 .............. 55,000 54,638
Assessment Area 2 , Special Assessment , 2021 , 3% , 11/01/31 ................ 500,000 486,003
North Powerline Road Community Development District ,
Special Assessment , 2020 , 3.125% , 5/01/30 ............................. 490,000 484,998
Special Assessment , 2020 , 3.625% , 5/01/40 ............................. 1,000,000 950,140
c
Special Assessment , 144A, 2022 , 5.25% , 5/01/32 ......................... 200,000 210,847
c
Special Assessment , 144A, 2022 , 5.625% , 5/01/52 ......................... 1,395,000 1,440,539
North River Ranch Community Development District ,
Assessments , Special Assessment , 2020 A-1 , 3.5% , 5/01/30 ................. 855,000 855,348
Assessments , Special Assessment , 2020 A-1 , 4% , 5/01/40 ................... 1,150,000 1,144,786
North River Ranch Improvement Stewardship District ,
Assessments , Special Assessment , 2023 A , 6.7% , 5/01/55 ................... 1,400,000 1,498,682
Assessments , Special Assessment , 2023 A-1 , 6% , 5/01/54 ................... 4,920,000 5,038,108
Northlake Stewardship District ,
Rye Ranch Pod C1 - Assessment Area 1 , Special Assessment , 2025 , 6% , 5/01/45 . 875,000 924,661
Rye Ranch Pod C1 - Assessment Area 1 , Special Assessment , 2025 , 6.2% , 5/01/56 2,570,000 2,669,937
c
Northridge Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2025 , 5.75% , 5/01/45 .......... 1,500,000 1,567,403
Assessment Area 1 , Special Assessment , 144A, 2025 , 6% , 5/01/55 ............ 2,000,000 2,055,836
Orange Blossom Groves Community Development District ,
Special Assessment , 2023 , 4.25% , 6/15/30 .............................. 365,000 374,902
Special Assessment , 2023 , 5.25% , 6/15/43 .............................. 1,100,000 1,164,623
Special Assessment , 2023 , 5.375% , 6/15/53 ............................. 1,375,000 1,411,489
c
Osceola Village Center Community Development District ,
Special Assessment , 144A, 2021 , 2.875% , 5/01/31 ......................... 180,000 176,236
Special Assessment , 144A, 2021 , 3.3% , 5/01/41 .......................... 370,000 337,967
Palermo Community Development District ,
Special Assessment , 2023 , 5% , 6/15/43 ................................. 1,945,000 2,022,960
Special Assessment , 2023 , 5.25% , 6/15/53 .............................. 1,500,000 1,522,947
Palm Beach County Health Facilities Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 C , Refunding , 7.5% ,
5/15/53 ........................................................ 2,035,000 2,261,552
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 C , Refunding ,
7.625% , 5/15/58 ................................................. 1,620,000 1,804,250
c
Palm Coast 145 Community Development District , Special Assessment , 144A, 2025 A ,
6.75% , 5/01/57 ................................................... 2,315,000 2,409,220
Palm Coast Park Community Development District ,
Special Assessment , 2023 , 5.6% , 5/01/53 ............................... 1,000,000 1,018,566
Sawmill Branch - Phase 7 , Special Assessment , 2024 , 5% , 5/01/44 ............ 1,000,000 1,014,834
Sawmill Branch - Phase 7 , Special Assessment , 2024 , 5.3% , 5/01/55 ........... 670,000 664,013
Spring Lake - Tracts 2 & 3 , Special Assessment , 2021 , 2.8% , 5/01/31 ........... 350,000 335,537
Spring Lake - Tracts 2 & 3 , Special Assessment , 2021 , 3.125% , 5/01/41 ......... 730,000 625,476
Palm Gate Community Development District , Special Assessment , 2025 , 5.55% ,
6/15/55 ......................................................... 630,000 630,760
Park East Community Development District , Special Assessment , 2021 , 3.15% ,
11/01/41 ........................................................ 595,000 510,839
Parker Pointe Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/44 ......................................................... 570,000 586,658
Parkland Community Development District , Phase 1 , Special Assessment , 2023 A-1 ,
6.45% , 5/01/54 ................................................... 2,445,000 2,529,731
Parkview at Long Lake Ranch Community Development District , Special Assessment ,
2020 , 3.75% , 5/01/40 ............................................... 955,000 889,854

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Parrish Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.4% , 5/01/53 ................ $ 980,000 $ 991,292
Assessment Area 2 , Special Assessment , 2023 A , 5.375% , 5/01/43 ............ 1,080,000 1,125,843
Assessment Area 2 , Special Assessment , 2023 A , 5.625% , 5/01/53 ............ 1,535,000 1,567,597
Assessment Area 3 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ 1,365,000 1,411,691
Assessment Area 3 , Special Assessment , 2024 , 5.8% , 5/01/54 ................ 595,000 602,735
Parrish Lakes II Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.125% , 5/01/44 .............. 2,500,000 2,543,136
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/54 ............... 5,220,000 5,184,470
Parrish Plantation Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 70,000 69,897
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 235,000 231,458
Assessment Area 1 , Special Assessment , 2021 , 3.5% , 5/01/41 ................ 790,000 719,973
Assessment Area 2 , Special Assessment , 2022 , 4.75% , 5/01/32 ............... 115,000 120,273
Assessment Area 2 , Special Assessment , 2022 , 5.375% , 5/01/42 .............. 425,000 447,402
Assessment Area 2 , Special Assessment , 2022 , 5.5% , 5/01/52 ................ 680,000 695,928
Assessment Area 3 , Special Assessment , 2024 , 4.875% , 5/01/31 .............. 250,000 257,487
Assessment Area 3 , Special Assessment , 2024 , 5.8% , 5/01/44 ................ 480,000 505,857
Assessment Area 3 , Special Assessment , 2024 , 6.05% , 5/01/54 ............... 1,305,000 1,350,956
Assessment Area 4 , Special Assessment , 2024 , 5.625% , 5/01/44 .............. 250,000 261,929
Assessment Area 4 , Special Assessment , 2024 , 5.875% , 5/01/54 .............. 375,000 385,675
Pasadena Ridge Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.05% , 5/01/44 ............... 750,000 763,863
Assessment Area 2 , Special Assessment , 2025 , 5.7% , 5/01/55 ................ 1,500,000 1,504,244
Peace Creek Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.125% , 6/15/43 .............. 1,450,000 1,515,647
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 1,615,000 1,647,953
Peace Creek Village Community Development District ,
Special Assessment , 2024 , 5.5% , 5/01/44 ............................... 1,115,000 1,160,445
Special Assessment , 2024 , 5.75% , 5/01/54 .............................. 910,000 922,501
c
Special Assessment , 144A, 2025 , 5.85% , 5/01/55 ......................... 1,685,000 1,703,847
Peace Crossing Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5% , 5/01/31 ................. 435,000 443,245
Assessment Area 1 , Special Assessment , 2024 , 5.7% , 5/01/44 ................ 2,825,000 2,890,574
Assessment Area 1 , Special Assessment , 2024 , 6% , 5/01/54 ................. 4,000,000 3,974,204
c
Pine Isle Community Development District ,
Special Assessment , 144A, 2021 , 2.375% , 12/15/26 ........................ 20,000 19,899
Special Assessment , 144A, 2021 , 3% , 12/15/31 ........................... 225,000 225,500
Special Assessment , 144A, 2021 , 3.25% , 12/15/41 ......................... 1,000,000 928,460
Special Assessment , 144A, 2021 , 4% , 12/15/51 ........................... 1,200,000 1,081,192
Pine Ridge Plantation Community Development District , Special Assessment, Sub.
Lien , 2020 A-2 , Refunding , 3.75% , 5/01/37 ............................... 700,000 705,163
Pinery Community Development District , Assessment Area 1 , Special Assessment ,
2026 , 5.875% , 5/01/56 .............................................. 1,750,000 1,761,079
Preserve at Savannah Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/44 ............... 135,000 140,791
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 1,000,000 1,017,679
Preserve at South Branch Community Development District ,
Phase 3 , Special Assessment , 2021 , 3% , 5/01/31 .......................... 150,000 150,245
Phase 3 , Special Assessment , 2021 , 3.5% , 5/01/41 ........................ 750,000 733,412
Prosperity Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.875% , 12/15/43 ............. 355,000 385,868
Assessment Area 1 , Special Assessment , 2023 , 6.125% , 12/15/53 ............. 985,000 1,054,200
Quail Roost Community Development District ,
Expansion Area , Special Assessment , 2021 , 2.2% , 12/15/26 ................. 40,000 39,697
Expansion Area , Special Assessment , 2021 , 2.7% , 12/15/31 ................. 200,000 194,155

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Quail Roost Community Development District, (continued)
Expansion Area , Special Assessment , 2021 , 3.125% , 12/15/41 ................ $ 965,000 $ 839,106
Expansion Area , Special Assessment , 2021 , 4% , 12/15/51 ................... 2,335,000 2,046,567
c
Radiance Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2025 , 6.2% , 5/01/45 ........... 1,000,000 1,053,929
Assessment Area 1 , Special Assessment , 144A, 2025 , 6.4% , 5/01/56 ........... 2,100,000 2,176,210
Ranches at Lake Mcleod Community Development District , Assessment Area 1 ,
Special Assessment , 2023 , 5.5% , 6/15/53 ............................... 730,000 745,048
Reserve at Van Oaks Community Development District ,
Special Assessment , 2023 , 5.125% , 5/01/43 ............................. 285,000 298,813
Special Assessment , 2023 , 5.375% , 5/01/53 ............................. 965,000 988,598
Reunion East Community Development District ,
Special Assessment , 2021 , 2.4% , 5/01/26 ............................... 110,000 109,835
Special Assessment , 2021 , 2.85% , 5/01/31 .............................. 400,000 390,649
Rhodine Road North Community Development District ,
Assessment Area , Special Assessment , 2022 , 2.6% , 5/01/27 ................. 55,000 54,712
Assessment Area , Special Assessment , 2022 , 3% , 5/01/32 ................... 190,000 189,173
Assessment Area , Special Assessment , 2022 , 3.3% , 5/01/42 ................. 490,000 440,296
Ridge at Apopka Community Development District ,
Special Assessment , 2022 , 5.5% , 5/01/52 ............................... 2,145,000 2,152,428
Parcel 2 , Special Assessment , 2023 , 5.5% , 5/01/43 ........................ 310,000 323,768
Parcel 2 , Special Assessment , 2023 , 5.75% , 5/01/53 ....................... 545,000 553,771
River Glen Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 350,000 343,585
Assessment Area 2 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 1,000,000 924,758
River Hall Community Development District ,
Assessment Area , Special Assessment , 2021 A-2 , Refunding , 3% , 5/01/31 ....... 825,000 799,735
Assessment Area , Special Assessment , 2021 A-2 , Refunding , 3% , 5/01/36 ....... 825,000 759,589
Assessment Area 3 , Special Assessment , 2020 A , 3.625% , 5/01/40 ............ 1,030,000 959,690
Assessment Area 4 , Special Assessment , 2023 A , 6.25% , 5/01/43 ............. 500,000 545,988
Assessment Area 4 , Special Assessment , 2023 A , 6.5% , 5/01/54 .............. 1,300,000 1,383,824
c
Assessment Area 5 , Special Assessment , 144A, 2024 , 5.625% , 5/01/55 ......... 335,000 336,444
River Landing Community Development District ,
Assessments , Special Assessment , 2020 A , 3.6% , 5/01/30 ................... 475,000 474,452
Assessments , Special Assessment , 2020 A , 4.125% , 5/01/40 ................. 850,000 843,032
Assessments , Special Assessment , 2020 A , 4.35% , 5/01/51 .................. 1,100,000 990,146
Assessments , Special Assessment , 2023 A , 5.5% , 5/01/43 ................... 750,000 798,758
Assessments , Special Assessment , 2023 A , 5.75% , 5/01/53 .................. 1,000,000 1,043,153
River Place on the St. Lucie Community Development District ,
Special Assessment , 2001 A , 7.625% , 5/01/30 ............................ 690,000 678,443
d
Special Assessment , 2001 B , 7.25% , 5/01/10 ............................. 35,000 1,750
Rivers Edge II Community Development District , Assessments , Special Assessment ,
2021 , 3% , 5/01/31 ................................................. 200,000 196,576
Rivers Edge III Community Development District ,
c
Assessments , Special Assessment , 144A, 2021 , 3% , 5/01/31 ................. 295,000 290,926
c
Assessments , Special Assessment , 144A, 2021 , 3.5% , 5/01/41 ............... 775,000 721,228
Assessments , Special Assessment , 2024 , 5.95% , 5/01/55 ................... 1,920,000 1,954,521
Rivington Community Development District ,
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 1,680,000 1,592,606
Special Assessment , 2022 , 3.625% , 5/01/32 ............................. 430,000 429,689
Rolling Hills Community Development District , Assessment Area , Special Assessment ,
2022 A-2 , Refunding , 3.65% , 5/01/32 ................................... 700,000 684,177
c
Rolling Oaks Community Development District , Assessment Area , Special Assessment ,
144A, 2022 , 6.5% , 5/01/53 ........................................... 1,500,000 1,579,171
Rookery Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.25% , 5/01/31 ............... 300,000 304,993

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Rookery Community Development District, (continued)
Assessment Area 1 , Special Assessment , 2024 , 5% , 5/01/44 ................. $ 775,000 $ 783,779
Assessment Area 1 , Special Assessment , 2024 , 5.35% , 5/01/55 ............... 495,000 487,032
Rye Crossing Community Development District ,
Assessment Area 2 , Special Assessment , 2024 , 4.2% , 5/01/31 ................ 270,000 274,799
Assessment Area 2 , Special Assessment , 2024 , 5% , 5/01/44 ................. 630,000 642,050
Rye Ranch Community Development District ,
Pod A Assessment Area 1 , Special Assessment , 2023 , 6.5% , 5/01/43 ........... 1,000,000 1,109,360
Pod A Assessment Area 1 , Special Assessment , 2023 , 6.625% , 5/01/54 ......... 1,600,000 1,716,174
c
Pod B Assessment Area 1 , Special Assessment , 144A, 2023 , 5.75% , 11/01/43 .... 710,000 748,365
c
Pod B Assessment Area 1 , Special Assessment , 144A, 2023 , 6% , 11/01/53 ...... 215,000 222,982
Saddle Creek Preserve of Polk County Community Development District ,
Assessment Area 1 , Special Assessment , 2020 , 3% , 6/15/30 ................. 250,000 248,709
Assessment Area 1 , Special Assessment , 2020 , 4% , 6/15/40 ................. 610,000 611,463
Assessment Area 2 , Special Assessment , 2022 , 3.1% , 12/15/32 ............... 300,000 296,461
Assessment Area 2 , Special Assessment , 2022 , 3.35% , 12/15/41 .............. 485,000 437,279
Saltleaf Community Development District ,
Assessments , Special Assessment , 2024 , 4.75% , 5/01/31 ................... 450,000 463,152
Assessments , Special Assessment , 2024 , 5.625% , 5/01/44 .................. 1,565,000 1,625,808
Assessments , Special Assessment , 2024 , 6% , 5/01/56 ...................... 3,000,000 3,067,543
Sanctuary Cove Community Development District ,
Assessment Area , Special Assessment , 2021 , 2.625% , 5/01/31 ............... 190,000 185,050
Assessment Area , Special Assessment , 2021 , 3.125% , 5/01/41 ............... 400,000 356,625
Assessment Area , Special Assessment , 2021 , 4% , 5/01/52 ................... 770,000 681,707
Sandmine Road Community Development District ,
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.125% , 5/01/30 ......... 300,000 301,378
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.625% , 5/01/40 ......... 1,040,000 1,044,496
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.75% , 5/01/50 .......... 2,020,000 1,762,526
Assessment Area 2 , Special Assessment , 2021 , 2.3% , 11/01/26 ............... 50,000 49,749
Assessment Area 2 , Special Assessment , 2021 , 3% , 11/01/31 ................ 450,000 450,471
Assessment Area 2 , Special Assessment , 2021 , 3.3% , 11/01/41 ............... 1,180,000 1,102,865
Sandridge Community Development District ,
Special Assessment , 2021 A-1 , 2.875% , 5/01/26 .......................... 35,000 34,976
Special Assessment , 2021 A-1 , 3.4% , 5/01/31 ............................ 750,000 757,175
Special Assessment , 2021 A-1 , 3.875% , 5/01/41 .......................... 730,000 715,480
Special Assessment , 2021 A-1 , 4% , 5/01/51 .............................. 735,000 644,194
Special Assessment , 2024 , 5.8% , 5/01/54 ............................... 1,000,000 1,020,275
Sarasota National Community Development District ,
Assessments , Special Assessment , 2020 , Refunding , 3.5% , 5/01/31 ........... 1,490,000 1,509,372
Assessments , Special Assessment , 2020 , Refunding , 4% , 5/01/39 ............. 2,210,000 2,229,545
Savanna Lakes Community Development District ,
c
Assessment Area 1 , Special Assessment , 144A, 2023 , 5.125% , 6/15/43 ......... 395,000 413,384
c
Assessment Area 1 , Special Assessment , 144A, 2023 , 5.375% , 6/15/53 ......... 1,065,000 1,087,382
Assessment Area 2 , Special Assessment , 2024 , 5.25% , 6/15/44 ............... 495,000 510,164
Sawgrass Village Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/30 .............. 440,000 451,305
Assessment Area 1 , Special Assessment , 2023 , 5.5% , 5/01/43 ................ 1,500,000 1,573,113
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,595,000 1,628,242
Assessment Area 2 , Special Assessment , 2023 , 6.125% , 11/01/43 ............. 1,000,000 1,076,432
Assessment Area 2 , Special Assessment , 2023 , 6.375% , 11/01/53 ............. 1,000,000 1,052,714
c
Assessment Area 3 , Special Assessment , 144A, 2024 , 4.7% , 5/01/31 ........... 315,000 323,259
c
Assessment Area 3 , Special Assessment , 144A, 2024 , 5.55% , 5/01/44 .......... 700,000 724,668
c
Assessment Area 3 , Special Assessment , 144A, 2024 , 5.875% , 5/01/54 ......... 1,180,000 1,197,281
Scenic Highway Community Development District ,
Special Assessment , 2020 , 3.25% , 5/01/30 .............................. 470,000 471,303
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 1,230,000 1,201,899

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Scenic Terrace North Community Development District ,
2023 Assessment Area , Special Assessment , 2023 , 5.875% , 5/01/43 ........... $ 1,490,000 $ 1,574,014
2023 Assessment Area , Special Assessment , 2023 , 6.125% , 5/01/54 ........... 1,300,000 1,349,232
Scenic Terrace South Community Development District ,
Special Assessment , 2022 , 3.75% , 5/01/27 .............................. 200,000 200,310
Special Assessment , 2022 , 4.125% , 5/01/32 ............................. 585,000 596,571
c
Seaton Creek Reserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2023 , 5.5% , 6/15/53 ................................ 980,000 1,004,986
Sebastian Isles Community Development District ,
Assessments , Special Assessment , 2024 , 4.25% , 5/01/31 ................... 220,000 224,294
Assessments , Special Assessment , 2024 , 5% , 5/01/44 ...................... 500,000 511,706
Sedona Point Community Development District ,
Special Assessment , 2023 , 4.125% , 6/15/30 ............................. 55,000 56,224
Special Assessment , 2023 , 5% , 6/15/43 ................................. 705,000 737,740
c
Seminole County Industrial Development Authority ,
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/36 ..... 310,000 301,529
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/41 ..... 425,000 386,680
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/51 ..... 830,000 654,404
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/56 ..... 705,000 537,946
Seminole Palms Community Development District ,
Special Assessment , 2023 , 4.75% , 5/01/30 .............................. 195,000 199,660
Special Assessment , 2023 , 5.5% , 5/01/43 ............................... 815,000 854,725
Special Assessment , 2023 , 5.7% , 5/01/53 ............................... 830,000 846,341
c
Assessment Area 2 , Special Assessment , 144A, 2024 , 5.2% , 5/01/44 ........... 1,185,000 1,194,166
c
Assessment Area 2 , Special Assessment , 144A, 2024 , 5.5% , 5/01/55 ........... 1,660,000 1,636,046
Sherwood Manor Community Development District ,
Assessment Area 2 , Special Assessment , 2023 , 5.5% , 5/01/43 ................ 1,695,000 1,794,528
Assessment Area 2 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 1,570,000 1,616,552
Shingle Creek at Bronson Community Development District ,
Special Assessment , 2021 , 3.1% , 6/15/31 ............................... 375,000 375,180
Special Assessment , 2021 , 3.5% , 6/15/41 ............................... 1,000,000 950,784
Silver Oaks Community Development District ,
Special Assessment , 2024 , 5.55% , 5/01/44 .............................. 985,000 1,025,065
Special Assessment , 2024 , 5.85% , 5/01/54 .............................. 1,475,000 1,501,937
Silver Palms West Community Development District ,
Special Assessment , 2022 , 2.6% , 6/15/27 ............................... 170,000 168,055
Special Assessment , 2022 , 3.25% , 6/15/42 .............................. 1,750,000 1,606,108
Silverlake Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 245,000 258,450
Assessment Area 1 , Special Assessment , 2023 , 5.5% , 5/01/53 ................ 985,000 1,014,638
Six Mile Creek Community Development District ,
Assessment Area 2 , Special Assessment , 2020 , Refunding , 3.625% , 11/01/31 .... 495,000 503,463
Assessment Area 2 , Special Assessment , 2020 , Refunding , 4.125% , 11/01/40 .... 1,370,000 1,382,166
Assessment Area 2 , Special Assessment , 2020 , Refunding , 4.25% , 11/01/50 ..... 2,275,000 2,070,882
Assessment Area 2 , Special Assessment , 2021 , Refunding , 2.5% , 5/01/26 ....... 65,000 64,881
Assessment Area 2 , Special Assessment , 2021 , Refunding , 3.1% , 5/01/31 ....... 250,000 244,779
Assessment Area 3 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 75,000 74,895
Assessment Area 3 , Special Assessment , 2021 , 3% , 5/01/31 ................. 520,000 507,426
Assessment Area 3 , Special Assessment , 2021 , 3.4% , 5/01/41 ................ 805,000 723,077
Assessments , Special Assessment , 2023 , Refunding , 4.75% , 5/01/30 ........... 420,000 431,172
Assessments , Special Assessment , 2023 , Refunding , 5.5% , 5/01/43 ........... 1,200,000 1,268,959
Assessments , Special Assessment , 2023 , Refunding , 5.7% , 5/01/54 ........... 1,500,000 1,545,416
Project Area , Special Assessment , 2024 , 4.3% , 5/01/31 ..................... 225,000 228,749
Solaeris Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.2% , 5/01/31 ................ 175,000 185,072
Assessment Area 1 , Special Assessment , 2024 , 6% , 5/01/44 ................. 1,000,000 1,096,792

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Solaeris Community Development District, (continued)
Assessment Area 1 , Special Assessment , 2024 , 6.25% , 5/01/55 ............... $ 2,535,000 $ 2,711,114
c
Assessment Area 2 , Special Assessment , 144A, 2025 , 6% , 5/01/45 ............ 1,325,000 1,391,998
c
Assessment Area 2 , Special Assessment , 144A, 2025 , 6.3% , 5/01/56 ........... 2,300,000 2,380,414
c
Somerset Bay Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.625% , 5/01/44 ......... 935,000 950,673
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.9% , 5/01/54 ........... 1,075,000 1,080,618
Somerset Community Development District ,
Assessments , Special Assessment , 2022 , Refunding , 4% , 5/01/32 ............. 750,000 761,757
Assessments , Special Assessment , 2022 , Refunding , 4.2% , 5/01/37 ........... 1,000,000 1,006,603
Sorrento Pines Community Development District ,
Assessment Area 1 , Revenue , 2023 , 5.25% , 5/01/43 ....................... 445,000 468,282
Assessment Area 1 , Revenue , 2023 , 5.5% , 5/01/53 ........................ 500,000 515,044
South Creek Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.875% , 6/15/31 .............. 175,000 172,719
Assessment Area 1 , Special Assessment , 2021 , 3.25% , 6/15/41 ............... 500,000 447,265
Southern Groves Community Development District No. 5 ,
Assessment Area , Special Assessment , 2021 , 2.4% , 5/01/26 ................. 105,000 104,838
Assessment Area , Special Assessment , 2021 , 2.8% , 5/01/31 ................. 400,000 394,201
Assessment Area , Special Assessment , 2021 , 3.125% , 5/01/41 ............... 1,100,000 999,353
Assessment Area , Special Assessment , 2022-1 , 6% , 5/01/49 ................. 1,210,000 1,276,877
Assessment Area , Special Assessment , 2024 , 5.45% , 5/01/44 ................ 900,000 953,563
Assessment Area , Special Assessment , 2024 , 5.7% , 5/01/50 ................. 1,025,000 1,071,012
Stellar North Community Development District ,
Special Assessment , 2021 , 2.45% , 5/01/26 .............................. 35,000 34,937
Special Assessment , 2021 , 3% , 5/01/31 ................................. 215,000 209,404
c
Stillwater Community Development District ,
Special Assessment , 144A, 2021 , 2.375% , 6/15/26 ......................... 75,000 74,654
Special Assessment , 144A, 2021 , 3% , 6/15/31 ............................ 325,000 312,281
Stonegate Preserve Community Development District ,
Special Assessment , 2023 , 5.875% , 12/15/43 ............................. 700,000 761,824
Special Assessment , 2023 , 6.125% , 12/15/53 ............................. 1,250,000 1,339,481
c
Stonewater Community Development District ,
Assessments , Special Assessment , 144A, 2021 , 3% , 11/01/32 ................ 250,000 240,262
Assessments , Special Assessment , 144A, 2021 , 3.3% , 11/01/41 .............. 635,000 560,496
Stoneybrook North Community Development District , Assessment Area 2 , Special
Assessment , 2022 , Refunding , 6.375% , 11/01/52 .......................... 1,200,000 1,315,199
Stoneybrook South at Championsgate Community Development District ,
Assessment Area , Special Assessment , 2023 , 4.5% , 6/15/30 ................. 80,000 82,827
Assessment Area , Special Assessment , 2023 , 5.375% , 6/15/43 ............... 395,000 425,617
Assessment Area , Special Assessment , 2023 , 5.5% , 6/15/53 ................. 390,000 408,159
c
Fox South Assessment Area , Special Assessment , 144A, 2020 , 3% , 12/15/30 .... 500,000 501,375
c
Fox South Assessment Area , Special Assessment , 144A, 2020 , 3.5% , 12/15/40 ... 1,000,000 983,041
c
Fox South Assessment Area , Special Assessment , 144A, 2020 , 3.75% , 12/15/50 .. 1,500,000 1,307,839
Storey Creek Community Development District ,
Assessment Area 2 , Special Assessment , 2022 , 5% , 6/15/32 ................. 240,000 257,774
Assessment Area 2 , Special Assessment , 2022 , 5.2% , 6/15/42 ................ 650,000 674,683
Assessment Area 2 , Special Assessment , 2022 , 5.375% , 6/15/52 .............. 1,000,000 1,007,967
Assessment Area 3 , Special Assessment , 2024 , 4.45% , 6/15/31 ............... 230,000 236,673
Assessment Area 3 , Special Assessment , 2024 , 5.25% , 6/15/44 ............... 650,000 674,835
Assessment Area 3 , Special Assessment , 2024 , 5.5% , 6/15/54 ................ 810,000 828,370
Storey Drive Community Development District ,
Special Assessment , 2022 , 2.55% , 6/15/27 .............................. 80,000 79,134
Special Assessment , 2022 , 3% , 6/15/32 ................................. 375,000 362,861
Special Assessment , 2022 , 3.25% , 6/15/42 .............................. 900,000 804,905

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
c
Storey Park Community Development District ,
Assessment Area 4 , Special Assessment , 144A, 2021 , 2.875% , 6/15/31 ......... $ 230,000 $ 229,223
Assessment Area 4 , Special Assessment , 144A, 2021 , 3.3% , 6/15/41 ........... 620,000 594,654
Summer Woods Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 150,000 149,176
Assessment Area 2 , Special Assessment , 2021 , 3.4% , 5/01/41 ................ 395,000 365,195
Assessment Area 3 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 50,000 49,912
Assessment Area 3 , Special Assessment , 2021 , 3.15% , 5/01/31 ............... 200,000 196,198
Assessment Area 3 , Special Assessment , 2021 , 3.45% , 5/01/41 ............... 725,000 663,201
Summerstone Community Development District ,
Assessment Phase 1 , Special Assessment , 2020 , 3.25% , 5/01/30 ............. 165,000 166,095
Assessment Phase 1 , Special Assessment , 2020 , 3.75% , 5/01/40 ............. 700,000 698,299
Assessment Phase 1 , Special Assessment , 2020 , 4% , 5/01/51 ................ 910,000 820,833
c
Assessment Phase 2 , Special Assessment , 144A, 2021 , 2.75% , 5/01/31 ........ 175,000 173,783
c
Assessment Phase 2 , Special Assessment , 144A, 2021 , 3.15% , 5/01/41 ........ 700,000 652,395
c
Assessment Phase 2 , Special Assessment , 144A, 2021 , 4% , 5/01/51 ........... 1,750,000 1,578,524
Summit View Community Development District ,
Assessment Area 2 , Special Assessment , 2024 , 5.625% , 5/01/44 .............. 945,000 986,862
Assessment Area 2 , Special Assessment , 2024 , 6% , 5/01/54 ................. 1,205,000 1,236,349
Sunbridge Stewardship District ,
Assessment Del Webb Phase 1/2 Assessment Area , Special Assessment , 2022 , 5% ,
5/01/32 ........................................................ 350,000 371,512
Assessment Del Webb Phase 1/2 Assessment Area , Special Assessment , 2022 ,
5.4% , 5/01/42 ................................................... 920,000 970,232
Assessment Del Webb Phase 1/2 Assessment Area , Special Assessment , 2022 ,
5.5% , 5/01/52 ................................................... 1,720,000 1,763,034
Assessment Weslyn Park Assessment Area , Special Assessment , 2022 , 4.2% ,
5/01/27 ........................................................ 235,000 236,517
Assessment Weslyn Park Assessment Area , Special Assessment , 2022 , 4.6% ,
5/01/32 ........................................................ 460,000 479,128
Assessment Weslyn Park Assessment Area , Special Assessment , 2022 , 5.2% ,
5/01/42 ........................................................ 1,000,000 1,041,158
c
Sunrise Community Development District , Special Assessment , 144A, 2025 , 5.875% ,
5/01/55 ......................................................... 2,250,000 2,235,682
Tamarindo Community Development District ,
Special Assessment , 2021 , 3% , 5/01/31 ................................. 185,000 179,674
Special Assessment , 2021 , 3.375% , 5/01/41 ............................. 820,000 733,442
Tern Bay Community Development District , Special Assessment , 2022 , 4% , 6/15/42 . 2,000,000 1,870,283
Terra Lago Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.625% , 5/01/45 .............. 450,000 465,664
Assessment Area 1 , Special Assessment , 2025 , 5.8% , 5/01/55 ................ 1,170,000 1,189,814
Assessment Area 2 , Special Assessment , 2025 , 5.75% , 5/01/56 ............... 2,500,000 2,510,285
Terreno Community Development District , Assessment Area , Special Assessment ,
2025 , 5.65% , 5/01/55 ............................................... 540,000 548,428
Three Rivers Community Development District , Assessment Area , Special Assessment ,
2023 , Refunding , 5.75% , 5/01/53 ...................................... 2,000,000 2,040,492
Timber Creek Southwest Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.35% , 12/15/26 .............. 85,000 84,350
Assessment Area 2 , Special Assessment , 2021 , 3% , 12/15/31 ................ 750,000 728,656
Tohoqua Community Development District ,
Phase 2 , Special Assessment , 2021 , 2.875% , 5/01/31 ...................... 215,000 212,748
Phase 2 , Special Assessment , 2021 , 3.375% , 5/01/41 ...................... 805,000 741,139
Tolomato Community Development District ,
Assessment Area 1 , Special Assessment , 2022-1 , 3.3% , 5/01/32 .............. 515,000 509,386
Assessment Area 2 , Special Assessment , 2022-2 , 3.3% , 5/01/32 .............. 185,000 182,882
c
Towne Park Community Development District ,
Assessment Area 3D , Special Assessment , 144A, 2020 , 3.125% , 5/01/30 ........ 410,000 407,705

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
c
Towne Park Community Development District, (continued)
Assessment Area 3D , Special Assessment , 144A, 2020 , 3.625% , 5/01/40 ........ $ 1,075,000 $ 1,029,221
Assessment Area 3D , Special Assessment , 144A, 2020 , 4% , 5/01/51 ........... 1,000,000 880,424
c
Towns at Woodsdale Community Development District ,
Assessments , Special Assessment , 144A, 2023 , 6.125% , 11/01/43 ............. 285,000 307,538
Assessments , Special Assessment , 144A, 2023 , 6.375% , 11/01/53 ............. 1,005,000 1,063,121
Tradition Community Development District No. 9 ,
Assessments , Special Assessment , 2021 , 2.3% , 5/01/26 .................... 100,000 99,810
Assessments , Special Assessment , 2021 , 2.7% , 5/01/31 .................... 445,000 425,750
c
Trevesta Community Development District ,
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.25% , 5/01/30 .......... 235,000 230,864
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.75% , 5/01/40 .......... 880,000 812,955
Triple Creek Community Development District ,
Assessment Area , Special Assessment , 2021 , 3% , 11/01/31 .................. 250,000 242,626
Assessment Area , Special Assessment , 2021 , 3.5% , 11/01/41 ................ 740,000 666,738
c
Villages Q & R Assessment Area , Special Assessment , 144A, 2021 , 2.375% ,
11/01/26 ....................................................... 40,000 39,666
c
Villages Q & R Assessment Area , Special Assessment , 144A, 2021 , 2.875% ,
11/01/31 ....................................................... 450,000 431,632
Tuckers Pointe Community Development District ,
Phase 1 Project , Special Assessment , 2022 , 3% , 5/01/27 .................... 130,000 129,320
Phase 1 Project , Special Assessment , 2022 , 3.375% , 5/01/32 ................ 565,000 555,629
Twisted Oaks Pointe Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 500,000 510,618
Assessment Area 2 , Special Assessment , 2023 , 5.875% , 5/01/43 .............. 500,000 530,670
Assessment Area 2 , Special Assessment , 2023 , 6.125% , 5/01/54 .............. 500,000 519,535
Assessment Area 3 , Special Assessment , 2024 , 4.8% , 5/01/31 ................ 330,000 338,356
Assessment Area 3 , Special Assessment , 2024 , 5.625% , 5/01/44 .............. 965,000 1,001,841
Assessment Area 3 , Special Assessment , 2024 , 6% , 5/01/55 ................. 1,350,000 1,375,104
Two Rivers East Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/30 .............. 175,000 179,534
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/43 ............... 2,000,000 2,117,627
Assessment Area 1 , Special Assessment , 2023 , 5.875% , 5/01/53 .............. 3,465,000 3,554,391
Two Rivers North Community Development District ,
Special Assessment , 2022 , 4.625% , 5/01/27 ............................. 45,000 45,265
Special Assessment , 2022 , 4.875% , 5/01/32 ............................. 380,000 397,164
Two Rivers West Community Development District ,
Special Assessment , 2022 , 6% , 5/01/43 ................................. 1,190,000 1,277,859
Special Assessment , 2022 , 6.25% , 5/01/53 .............................. 1,465,000 1,537,687
Special Assessment , 2023 , 6% , 11/01/43 ................................ 1,555,000 1,666,693
Special Assessment , 2023 , 6.125% , 11/01/53 ............................. 2,145,000 2,242,646
Special Assessment , 2024 , 5.625% , 5/01/44 ............................. 420,000 439,179
c
Union Park East Community Development District ,
Assessment Area 3 , Special Assessment , 144A, 2021 , 2.95% , 5/01/31 .......... 60,000 58,326
Assessment Area 3 , Special Assessment , 144A, 2021 , 3.35% , 5/01/41 .......... 160,000 147,212
Varrea South Community Development District ,
Assessment Area , Special Assessment , 2023 , 5.125% , 5/01/43 ............... 1,075,000 1,123,061
Assessment Area , Special Assessment , 2023 , 5.4% , 5/01/53 ................. 1,320,000 1,349,458
V-Dana Community Development District ,
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.5% , 5/01/31 ........... 375,000 376,408
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/40 ............ 1,775,000 1,720,344
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 400,000 395,988
Assessment Area 1 , Special Assessment , 2021 , 3.625% , 5/01/41 .............. 1,250,000 1,175,639
Assessment Area 2 , Special Assessment , 2023 , 4.3% , 5/01/30 ................ 570,000 582,622
Assessment Area 2 , Special Assessment , 2023 , 5.25% , 5/01/43 ............... 1,435,000 1,500,205
Assessment Area 2 , Special Assessment , 2023 , 5.5% , 5/01/54 ................ 1,895,000 1,932,214

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
V-Dana Community Development District, (continued)
Assessment Area 2 , Special Assessment , 2025 , 5.375% , 5/01/45 .............. $ 495,000 $ 508,376
Assessment Area 2 , Special Assessment , 2025 , 5.55% , 5/01/55 ............... 1,090,000 1,099,225
Veranda Community Development District II ,
Assessment Area 3 , Special Assessment , 2024 , Refunding , 5.125% , 5/01/44 ..... 1,675,000 1,741,415
Assessment Area 3 , Special Assessment , 2024 , Refunding , 5.375% , 5/01/54 ..... 3,470,000 3,531,141
c
Assessment Area 4 , Special Assessment , 144A, 2021 , Refunding , 2.5% , 5/01/26 .. 50,000 49,924
c
Assessment Area 4 , Special Assessment , 144A, 2021 , Refunding , 3.1% , 5/01/31 .. 260,000 256,412
c
Assessment Area 5 , Special Assessment , 144A, 2021 , Refunding , 2.5% , 5/01/26 .. 25,000 24,962
c
Assessment Area 5 , Special Assessment , 144A, 2021 , Refunding , 3.1% , 5/01/31 .. 65,000 64,102
c
Assessment Area 5 , Special Assessment , 144A, 2021 , Refunding , 3.6% , 5/01/41 .. 275,000 258,532
Assessment Area 5 Phase 2 , Special Assessment , 2024 , Refunding , 5.375% ,
5/01/44 ........................................................ 580,000 604,357
Assessment Area 5 Phase 2 , Special Assessment , 2024 , Refunding , 5.625% ,
5/01/54 ........................................................ 260,000 263,848
Verano No. 2 Community Development District ,
Pod D , Special Assessment , 2024 , 5.5% , 5/01/44 .......................... 815,000 845,440
Pod D , Special Assessment , 2024 , 5.8% , 5/01/54 .......................... 1,910,000 1,938,685
Pod D , Special Assessment , 2024 , 5.625% , 5/01/55 ........................ 195,000 195,840
Verano No. 3 Community Development District ,
Phase 1 Assessment Area , Special Assessment , 2021 , 3.375% , 5/01/41 ......... 750,000 671,001
Phase 2 Assessment Area , Special Assessment , 2022 , 6.45% , 11/01/42 ......... 1,000,000 1,088,421
Phase 2 Assessment Area , Special Assessment , 2022 , 6.625% , 11/01/52 ........ 1,475,000 1,569,127
Verano No. 4 Community Development District ,
Astor Creek Phase 1 Assessment Area , Special Assessment , 2023 , 5.375% , 5/01/43 1,020,000 1,077,278
Astor Creek Phase 1 Assessment Area , Special Assessment , 2023 , 5.625% , 5/01/53 250,000 258,472
Viera Stewardship District ,
Assessments , Special Assessment , 2021 , 2.3% , 5/01/26 .................... 200,000 199,577
Assessments , Special Assessment , 2021 , 2.8% , 5/01/31 .................... 800,000 765,850
Assessments , Special Assessment , 2021 , 3.125% , 5/01/41 .................. 1,750,000 1,517,012
Assessments , Special Assessment , 2023 , 5.5% , 5/01/54 .................... 2,500,000 2,529,698
Village Community Development District No. 14 , Phase I , Special Assessment , 2022 ,
5.5% , 5/01/53 .................................................... 11,265,000 11,497,301
Villages of Glen Creek Community Development District ,
Assessment Area 3 , Special Assessment , 2022 , Refunding , 3.15% , 5/01/32 ...... 200,000 196,278
Assessment Area 3 , Special Assessment , 2022 , Refunding , 4% , 5/01/52 ........ 1,170,000 989,404
Assessment Area 4 , Special Assessment , 2022 A , 4.625% , 5/01/27 ............ 100,000 100,680
Assessment Area 4 , Special Assessment , 2022 A , 4.875% , 5/01/32 ............ 250,000 262,477
Assessment Area 4 , Special Assessment , 2022 A , 5.125% , 5/01/42 ............ 710,000 740,657
Villamar Community Development District ,
Special Assessment , 2020 , 3.2% , 5/01/30 ............................... 240,000 240,819
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 655,000 633,817
Assessment Area 5 , Special Assessment , 2023 , 5.625% , 5/01/43 .............. 395,000 419,448
Assessment Area 5 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,195,000 1,224,897
Assessment Area 6 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ 670,000 702,363
Assessment Area 6 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 495,000 505,711
Phase 4 Project , Special Assessment , 2022 , 3.25% , 5/01/27 ................. 75,000 74,845
Phase 4 Project , Special Assessment , 2022 , 3.625% , 5/01/32 ................ 250,000 248,999
Phase 4 Project , Special Assessment , 2022 , 4% , 5/01/42 .................... 670,000 638,565
Vivid Shores Community Development District , Special Assessment , 2025 , 5.625% ,
5/01/56 ......................................................... 1,400,000 1,413,315
Waterford Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 315,000 332,293
Assessment Area 1 , Special Assessment , 2023 , 5.6% , 5/01/53 ................ 610,000 630,876
Assessment Area 2 , Special Assessment , 2024 , 4.375% , 5/01/31 .............. 160,000 163,030
Assessment Area 2 , Special Assessment , 2024 , 5.45% , 5/01/54 ............... 600,000 596,767
c
Assessment Area 3 , Special Assessment , 144A, 2025 , 6.25% , 5/01/56 .......... 1,590,000 1,655,280

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Waterset South Community Development District ,
Assessments , Special Assessment , 2022 , 6.1% , 5/01/53 .................... $ 715,000 $ 751,134
Assessments , Special Assessment , 2024 , 5.65% , 5/01/54 ................... 1,680,000 1,702,333
Wellness Ridge Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.125% , 6/15/43 .............. 1,405,000 1,467,718
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 1,340,000 1,364,888
c
Assessment Area 2 , Special Assessment , 144A, 2024 , 4.25% , 6/15/31 .......... 235,000 239,284
c
Assessment Area 2 , Special Assessment , 144A, 2024 , 5% , 6/15/44 ............ 500,000 510,041
West Hillcrest Community Development District , Special Assessment , 2023 , 5.25% ,
6/15/43 ......................................................... 825,000 870,299
West Port Community Development District ,
Assessment Area 1 2021 Project Area , Special Assessment , 2021 , 2.4% , 5/01/26 .. 55,000 54,896
Assessment Area 1 2021 Project Area , Special Assessment , 2021 , 3% , 5/01/31 ... 570,000 553,591
Assessment Area 1 2021 Project Area , Special Assessment , 2021 , 3.4% , 5/01/41 .. 1,470,000 1,309,813
c
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.25% , 5/01/31 .......... 410,000 402,416
c
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.625% , 5/01/41 ......... 1,085,000 992,456
West Villages Improvement District ,
Unit of Development No. 10 Assessment Area 1 , Special Assessment , 2024 , 5.375% ,
5/01/44 ........................................................ 945,000 978,217
Unit of Development No. 10 Assessment Area 1 , Special Assessment , 2024 , 5.625% ,
5/01/54 ........................................................ 995,000 1,003,841
Unit of Development No. 12 Assessment Area 1 , Special Assessment , 2025 , 5% ,
5/01/35 ........................................................ 855,000 909,456
Unit of Development No. 12 Assessment Area 1 , Special Assessment , 2025 , 5.75% ,
5/01/45 ........................................................ 500,000 532,072
Unit of Development No. 12 Assessment Area 1 , Special Assessment , 2025 , 6% ,
5/01/55 ........................................................ 1,570,000 1,647,622
Unit of Development No. 7 , Special Assessment , 2021 , 2.5% , 5/01/26 .......... 55,000 54,881
Unit of Development No. 7 , Special Assessment , 2021 , 3.125% , 5/01/31 ........ 200,000 192,303
Unit of Development No. 7 , Special Assessment , 2021 , 3.5% , 5/01/41 .......... 800,000 698,155
Unit of Development No. 7 , Special Assessment , 2023 , 6% , 5/01/43 ............ 320,000 349,502
Unit of Development No. 7 , Special Assessment , 2023 , 6.25% , 5/01/54 ......... 585,000 622,699
Unit of Development No. 8 , Special Assessment , 2021 , 2.5% , 5/01/26 .......... 40,000 39,911
Unit of Development No. 8 , Special Assessment , 2021 , 3.125% , 5/01/31 ........ 525,000 505,034
Unit of Development No. 8 , Special Assessment , 2022 , 5.5% , 5/01/53 .......... 1,905,000 1,941,640
Unit of Development No. 9 , Special Assessment , 2023 , 4.625% , 5/01/30 ........ 205,000 210,280
Unit of Development No. 9 , Special Assessment , 2023 , 5.375% , 5/01/43 ........ 1,495,000 1,578,013
Unit of Development No. 9 , Special Assessment , 2023 , 5.625% , 5/01/53 ........ 2,005,000 2,066,873
Westside Haines City Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 65,000 64,909
Assessment Area 1 , Special Assessment , 2021 , 3% , 5/01/31 ................. 350,000 342,833
Assessment Area 1 , Special Assessment , 2021 , 3.25% , 5/01/41 ............... 1,000,000 894,490
Assessment Area 2 , Special Assessment , 2024 , 4.875% , 5/01/31 .............. 395,000 407,406
Assessment Area 2 , Special Assessment , 2024 , 5.75% , 5/01/44 ............... 1,515,000 1,588,478
Assessment Area 2 , Special Assessment , 2024 , 6% , 5/01/54 ................. 2,140,000 2,204,150
Westview North Community Development District ,
Special Assessment , 2022 , 5.75% , 6/15/42 .............................. 1,000,000 1,072,316
Special Assessment , 2022 , 6% , 6/15/52 ................................. 1,250,000 1,308,848
Westview South Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/28 .............. 260,000 263,211
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 1,465,000 1,529,906
Assessment Area 1 , Special Assessment , 2023 , 5.6% , 5/01/53 ................ 2,555,000 2,588,758
c
Assessment Area 1 2025 Project Area , Special Assessment , 144A, 2025 , 6% ,
5/01/45 ........................................................ 2,455,000 2,605,808
c
Assessment Area 1 2025 Project Area , Special Assessment , 144A, 2025 , 6.2% ,
5/01/55 ........................................................ 2,225,000 2,323,320
Assessment Area 2 , Special Assessment , 2023 , 4.75% , 5/01/28 ............... 140,000 141,480

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Westview South Community Development District, (continued)
Assessment Area 2 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. $ 1,240,000 $ 1,279,681
Westwood of Pasco Community Development District ,
Assessments , Special Assessment , 2023 , 5.4% , 5/01/43 .................... 500,000 525,394
Assessments , Special Assessment , 2023 , 5.625% , 5/01/53 .................. 145,000 148,775
Whispering Pines Community Development District ,
Special Assessment , 2023 , 5.375% , 5/01/43 ............................. 500,000 529,965
Special Assessment , 2023 , 5.5% , 5/01/53 ............................... 930,000 957,983
Willowbrook Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.625% , 5/01/44 .............. 555,000 572,816
Assessment Area 1 , Special Assessment , 2024 , 5.9% , 5/01/55 ................ 725,000 732,862
c
Assessment Area 2 , Special Assessment , 144A, 2025 , 5.875% , 5/01/56 ......... 1,100,000 1,118,097
Willows Community Development District ,
Assessment Area 2 , Special Assessment , 2022 , 4.7% , 5/01/29 ................ 235,000 240,349
Assessment Area 2 , Special Assessment , 2022 , 5.625% , 5/01/42 .............. 1,440,000 1,535,958
Assessment Area 2 , Special Assessment , 2022 , 5.75% , 5/01/52 ............... 1,200,000 1,245,112
Wind Meadows South Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.4% , 5/01/26 ................ 60,000 59,883
Assessment Area 1 , Special Assessment , 2021 , 2.95% , 5/01/31 ............... 250,000 241,417
Assessment Area 1 , Special Assessment , 2021 , 3.35% , 5/01/41 ............... 940,000 852,590
Assessment Area 2 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 920,000 965,906
Assessment Area 2 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 980,000 1,005,514
Winding Oaks Community Development District ,
Special Assessment , 2024 , 5.4% , 5/01/44 ............................... 310,000 318,886
Special Assessment , 2024 , 5.7% , 5/01/55 ............................... 1,105,000 1,112,378
Windsor Cay Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/44 ............... 1,000,000 1,058,118
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 765,000 797,432
Windward Community Development District , Special Assessment , 2020 A-1 , 3.65% ,
5/01/30 ......................................................... 130,000 130,275
Wiregrass II Community Development District ,
Assessment Area 1 , Special Assessment , 2020 , 3.125% , 5/01/30 .............. 645,000 633,006
Assessment Area 1 , Special Assessment , 2020 , 3.7% , 5/01/40 ................ 1,675,000 1,579,019
c
Woodland Crossing Community Development District ,
Special Assessment , 144A, 2025 , 5.875% , 5/01/45 ......................... 830,000 868,960
Special Assessment , 144A, 2025 , 6.125% , 5/01/56 ......................... 1,760,000 1,813,857
Woodland Ranch Estates Community Development District , Special Assessment , 2025 ,
5.75% , 5/01/55 ................................................... 715,000 722,524
Zephyr Lakes Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 45,000 44,893
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 135,000 132,135
927,209,088
Georgia 1.0%
c
Atlanta Development Authority (The) ,
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 6% , 7/01/50 ............. 1,000,000 1,048,102
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 6% , 7/01/55 ............. 885,000 921,307
c
Development Authority of Cobb County (The) ,
Presbyterian Village Austell, Inc. , Revenue , 144A, 2019 A , Refunding , 5% , 12/01/39 1,825,000 1,695,010
Presbyterian Village Austell, Inc. , Revenue , 144A, 2019 A , Refunding , 5% , 12/01/49 10,760,000 8,530,420
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 1,835,000 1,963,504
g
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 16,820,000 8,430,722
Forsyth County Hospital Authority , Georgia Baptist Healthcare System Obligated
Group , Revenue , 1998 , ETM, 6.375% , 10/01/28 ........................... 2,935,000 3,124,335

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
c
George L Smith II Congress Center Authority , Signia Hotel Management LLC , Revenue ,
144A, 2021 B , 5% , 1/01/54 ........................................... $ 6,500,000 $ 6,269,818
Georgia Housing & Finance Authority , Revenue , 2025 C , 5.125% , 12/01/50 ........ 5,000,000 5,137,546
Main Street Natural Gas, Inc. ,
Revenue , 2007 A , 5.5% , 9/15/27 ...................................... 4,000,000 4,152,698
Revenue , 2007 A , 5.5% , 9/15/28 ...................................... 5,000,000 5,311,166
46,584,628
Idaho 0.3%
Idaho Housing & Finance Association , Revenue , 2010 A , 7% , 2/01/36 ............ 13,305,000 13,334,282
Illinois 2.9%
Chicago Board of Education ,
GO , 2023 A , 6% , 12/01/49 ........................................... 5,000,000 5,182,761
GO , 2025 A , 5.75% , 12/01/50 ......................................... 7,040,000 7,212,406
GO , 2025 B , Refunding , 6% , 12/01/43 .................................. 3,000,000 3,248,489
GO , 2025 B , Refunding , 6% , 12/01/44 .................................. 2,000,000 2,143,167
GO , 2025 C , Refunding , 6% , 12/01/43 .................................. 5,000,000 5,414,149
Chicago O'Hare International Airport , Revenue, Senior Lien , 2025 E , BAM Insured , 5% ,
1/01/60 ......................................................... 3,000,000 3,044,778
City of Chicago ,
GO , 2025 A , 6% , 1/01/50 ............................................ 7,500,000 7,896,871
GO , 2025 F , 6% , 1/01/44 ............................................ 1,660,000 1,824,065
Illinois Finance Authority ,
c
DePaul College Prep , Revenue , 144A, 2023 A , Refunding , 5.625% , 8/01/53 ...... 2,055,000 2,118,603
c
McKinley Foundation at University of Illinois (The) , Revenue , 144A, 2021 A ,
Refunding , 5.125% , 11/01/55 ....................................... 13,560,000 11,436,920
c
McKinley Foundation at University of Illinois (The) , Revenue , 144A, 2021 B , 7% ,
11/01/37 ....................................................... 2,835,000 2,869,705
Plymouth Place Obligated Group , Revenue , 2022 A , 6.75% , 5/15/58 ........... 3,000,000 3,162,797
Westminster Village, Inc. Obligated Group , Revenue , 2018 A , Refunding , 5.25% ,
5/01/48 ........................................................ 10,000,000 9,185,131
Westminster Village, Inc. Obligated Group , Revenue , 2018 A , Refunding , 5.5% ,
5/01/53 ........................................................ 10,810,000 9,988,589
Metropolitan Pier & Exposition Authority ,
Revenue , 1996 , ETM, 7% , 7/01/26 ..................................... 1,075,000 1,091,070
g
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2010 B-1 ,
Refunding , AG Insured , 4.39%, 6/15/45 ................................ 18,100,000 7,897,266
State of Illinois , GO , 2022 C , 5.5% , 10/01/44 ............................... 4,645,000 5,007,526
c ,g
Upper Illinois River Valley Development Authority ,
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 62,345,000 41,899,799
Patriot Services Group Obligated Group , Revenue , 144A, 2024 B , Refunding , 5.38%,
12/01/35 ....................................................... 12,135,000 7,280,814
Village of Villa Park , Garden Station Redevelopment Area , Tax Allocation , 2021 , 4.5% ,
12/31/38 ........................................................ 1,815,000 1,730,801
139,635,707
Indiana 0.6%
c
City of Anderson , Sweet Galilee at the Wigwam LLC , Revenue , 144A, 2020 A , 5.375% ,
1/01/40 ......................................................... 2,740,000 2,584,192
c
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 A , 5% , 8/01/41 .. 5,345,000 4,826,692
c
City of Jeffersonville , Vivera Senior Living of Columbus LLC , Revenue , 144A, 2020 A ,
5.25% , 11/01/40 ................................................... 4,500,000 3,955,958
c
City of Valparaiso , Green Oaks of Valparaiso LLC , Revenue , 144A, 2021 , 5.375% ,
12/01/41 ........................................................ 4,650,000 4,427,602
Indiana Finance Authority ,
SFP-PUFW I LLC , Revenue , 2024 C , 5.75% , 7/01/64 ....................... 1,730,000 1,645,265

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana (continued)
Indiana Finance Authority, (continued)
University of Evansville , Revenue , 2022 B , 7% , 9/01/32 ..................... $ 3,515,000 $ 3,487,701
Westminster Village Greenwood, Inc. Obligated Group , Revenue , 2025 A , 5.75% ,
5/15/60 ........................................................ 3,585,000 3,664,165
c
Indiana Housing & Community Development Authority , Vita of Marion LLC , Revenue ,
144A, 2021 A , 5.25% , 4/01/41 ........................................ 4,750,000 4,351,616
28,943,191
Iowa 0.3%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2018 A , 5% , 5/15/48 .... 2,090,000 2,009,745
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.75% ,
5/15/33 ........................................................ 1,000,000 1,160,838
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 7.25% ,
5/15/38 ........................................................ 1,500,000 1,737,673
Northcrest Obligated Group , Revenue , 2018 A , 5% , 3/01/48 .................. 7,500,000 7,269,708
Presbyterian Homes Mill Pond Apartment, Inc. , Revenue , 2025 , 5.875% , 10/01/65 . 2,000,000 2,046,461
14,224,425
Kansas 0.0%
†
City of Manhattan , Lowry Trails Public Improvement District Improvement Area No. 1 ,
Revenue , 2025 A , 5.5% , 6/01/60 ...................................... 1,000,000 1,009,250
Kentucky 0.4%
Kentucky Public Transportation Infrastructure Authority ,
Revenue, First Tier , 2013 C , 6.6% , 7/01/39 ............................... 10,000,000 11,600,018
Revenue, First Tier , 2013 C , 6.75% , 7/01/43 .............................. 5,000,000 5,702,841
17,302,859
Louisiana 1.5%
Lakeshore Villages Master Community Development District ,
Special Assessment , 2021 , 2.375% , 6/01/26 ............................. 95,000 94,620
Special Assessment , 2021 , 2.875% , 6/01/31 ............................. 695,000 653,538
Special Assessment , 2021 , 3.2% , 6/01/41 ............................... 2,730,000 2,283,836
Special Assessment , 2021 , 4% , 6/01/51 ................................. 2,035,000 1,650,034
Special Assessment , 2022 , 5.5% , 6/01/52 ............................... 1,425,000 1,456,963
c
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
GOMESA , Revenue , 144A, 2018 , 5.375% , 11/01/38 ........................ 1,225,000 1,280,140
Parish of Lafourche , Revenue , 144A, 2019 , 3.95% , 11/01/43 ................. 1,547,668 1,506,327
Parish of St. Martin , Revenue , 144A, 2019 , 4.4% , 11/01/44 ................... 2,630,000 2,636,006
Parish of Vermilion , Revenue , 144A, 2019 , 4.625% , 11/01/38 ................. 1,270,000 1,303,180
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 5,000,000 5,143,769
g
Patriot Services Group Obligated Group , Revenue, Sub. Lien , 144A, 2024 B ,
Refunding , 5.38%, 12/01/35 ........................................ 12,800,000 7,679,804
Terrebonne Parish Consolidated Government , Revenue , 144A, 2018 , 5.5% , 11/01/39 895,000 935,981
Louisiana Public Facilities Authority ,
c
Acadiana Renaissance Charter Academy , Revenue , 144A, 2025 , 6% , 6/15/59 .... 2,435,000 2,466,347
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.5% , 9/01/59 ...... 6,500,000 6,681,754
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.75% , 9/01/64 ..... 7,425,000 7,733,397
c
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.375% , 1/01/40 5,000,000 4,090,752
c
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.5% , 1/01/50 . 4,500,000 3,462,223
c
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-2 , 7% , 1/01/57 ... 10,000,000 7,914,809
Parish of Beauregard , OfficeMax, Inc. , Revenue , 2002 , Refunding , 6.8% , 2/01/27 ... 13,990,000 14,024,204
72,997,684

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland 0.2%
County of Frederick , Urbana Community Development Authority , Special Tax, Sub.
Lien , 2020 B , Refunding , 4% , 7/01/40 ................................... $ 295,000 $ 296,356
c
Town of La Plata , Heritage Green Special Taxing District , Special Tax , 144A, 2023 A ,
6.5% , 2/15/53 .................................................... 8,500,000 8,635,863
8,932,219
Massachusetts 0.0%
†
c
Massachusetts Development Finance Agency ,
CHF Merrimack, Inc. , Revenue , 144A, 2024 A , 5% , 7/01/54 .................. 1,200,000 1,180,366
CHF Merrimack, Inc. , Revenue , 144A, 2024 A , 5% , 7/01/60 .................. 1,100,000 1,068,216
2,248,582
Michigan 0.4%
City of Detroit , Great Lakes Water Authority Sewage Disposal System , Revenue,
Second Lien , 2006 B , NATL Insured , 5% , 7/01/36 .......................... 15,000 15,034
Grand Rapids Economic Development Corp. , Michigan Christian Home Obligated
Group , Revenue , 2025 A , Refunding , 6% , 11/01/50 ........................ 2,500,000 2,521,810
Kalamazoo Economic Development Corp. ,
c
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/31 .................................................... 700,000 732,050
c
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/51 .................................................... 3,015,000 2,587,673
Heritage Community of Kalamazoo Obligated Group , Revenue , 2020 A , 5% , 5/15/55 8,860,000 8,242,179
c
Michigan Strategic Fund ,
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/31 .................................................... 570,000 596,097
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/41 .................................................... 895,000 889,561
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/51 .................................................... 1,380,000 1,184,408
g
Michigan Tobacco Settlement Finance Authority , Michigan Finance Authority Tobacco
Settlement , Revenue, Sub. Lien , 2007 B , 8.15%, 6/01/52 .................... 26,990,000 3,452,342
20,221,154
Minnesota 0.2%
City of Apple Valley , PHS Apple Valley Senior Housing, Inc. , Revenue , 2025 A , 5.375% ,
9/01/45 ......................................................... 475,000 490,477
City of Minneapolis ,
Ecumen Mill City Quarter LLC , Revenue , 2015 , 5.25% , 11/01/45 .............. 2,900,000 2,831,996
Ecumen Mill City Quarter LLC , Revenue , 2015 , 5.375% , 11/01/50 .............. 1,000,000 943,393
City of Ramsey , PACT Charter School , Revenue , 2022 A , Refunding , 5% , 6/01/32 ... 5,535,000 5,636,443
c
Scott County Community Development Agency , Spero BP Senior LLC , Revenue, Sub.
Lien , 144A, 2022 B , 6.25% , 8/01/37 .................................... 590,000 608,705
10,511,014
Mississippi 0.4%
c
Mississippi Development Bank ,
Magnolia Regional Health Center , Revenue , 144A, 2021 , Refunding , 4% , 10/01/34 900,000 862,828
Magnolia Regional Health Center , Revenue , 144A, 2021 , Refunding , 4% , 10/01/36 850,000 791,069
c ,g
Mississippi Home Corp. ,
Patriot Services Group Obligated Group , Revenue , 144A, 2024-2 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 14,500,000 9,744,921
Patriot Services Group Obligated Group , Revenue , 144A, 2024-2 B , Refunding ,
5.39%, 12/01/35 ................................................. 12,850,000 7,702,486
19,101,304

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri 0.3%
Cape Girardeau County Industrial Development Authority , Mercy Health , Revenue ,
2016 A , Refunding , 6% , 3/01/33 ....................................... $ 3,250,000 $ 3,255,364
City of Maryland Heights , Westport Plaza Redevelopment Area , Tax Allocation , 2020 ,
4.125% , 11/01/38 .................................................. 2,175,000 2,046,627
Kirkwood Industrial Development Authority ,
Ashfield Active Living & Wellness Communities, Inc. Obligated Group , Revenue ,
2017 A , Refunding , 5.25% , 5/15/42 ................................... 1,000,000 1,001,476
Ashfield Active Living & Wellness Communities, Inc. Obligated Group , Revenue ,
2017 A , Refunding , 5.25% , 5/15/50 ................................... 3,500,000 3,258,192
Stoddard County Industrial Development Authority , Mercy Health , Revenue , 2016 B ,
Refunding , 6% , 3/01/37 ............................................. 3,290,000 3,297,552
12,859,211
Nevada 0.6%
City of Las Vegas ,
Special Improvement District No. 610 , Special Assessment , 2018 , 5% , 6/01/48 .... 6,910,000 6,921,485
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/33 .... 175,000 170,961
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/34 .... 175,000 170,078
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/35 .... 175,000 169,371
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/40 .... 420,000 398,393
Special Improvement District No. 612 Skye Hills , Special Assessment , 2020 , 3.5% ,
6/01/35 ........................................................ 190,000 180,629
Special Improvement District No. 612 Skye Hills , Special Assessment , 2020 , 4% ,
6/01/50 ........................................................ 910,000 810,528
Special Improvement District No. 812 , Special Assessment , 2015 , 5% , 12/01/30 ... 1,380,000 1,381,215
Special Improvement District No. 812 , Special Assessment , 2015 , 5% , 12/01/35 ... 870,000 870,613
Special Improvement District No. 814 , Special Assessment , 2019 , 4% , 6/01/39 .... 410,000 403,522
Special Improvement District No. 814 , Special Assessment , 2019 , 4% , 6/01/44 .... 670,000 617,518
Special Improvement District No. 816 , Special Assessment , 2021 , 2.75% , 6/01/33 . 510,000 463,165
Special Improvement District No. 816 , Special Assessment , 2021 , 2.75% , 6/01/36 . 805,000 699,036
Special Improvement District No. 816 , Special Assessment , 2021 , 3% , 6/01/41 .... 625,000 515,370
Special Improvement District No. 816 , Special Assessment , 2021 , 3.125% , 6/01/51 1,390,000 999,794
c
City of North Las Vegas ,
Special Improvement District No. 66 , Special Assessment , 144A, 2022 , 5.75% ,
6/01/47 ........................................................ 1,555,000 1,595,463
Special Improvement District No. 66 , Special Assessment , 144A, 2022 , 6% , 6/01/52 1,750,000 1,802,770
Special Improvement District No. 67 Apex Moonwater West , Special Assessment ,
144A, 2025 , 6.75% , 6/01/55 ........................................ 4,850,000 4,965,981
c,g
City of Reno , Sales Tax , Revenue, Sub. Lien , 144A, 2018 C , Refunding , 5.84%,
7/01/58 ......................................................... 11,000,000 1,754,872
County of Clark ,
Special Improvement District No. 128 , Special Assessment , 2001-2007 , 5.05% ,
2/01/31 ........................................................ 980,000 987,278
Special Improvement District No. 159 , Special Assessment , 2015 , 5% , 8/01/35 .... 1,855,000 1,857,189
Henderson Local Improvement Districts ,
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch ,
Special Assessment , 2022 , 3% , 9/01/36 ............................... 300,000 272,090
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch ,
Special Assessment , 2022 , 3.5% , 9/01/45 .............................. 725,000 584,997
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch ,
Special Assessment , 2022 , 4% , 9/01/51 ............................... 480,000 403,021
Local Improvement District No. T-22 , Special Assessment , 2023 , 5% , 3/01/38 ..... 765,000 804,291
Local Improvement District No. T-22 , Special Assessment , 2023 , 5.25% , 3/01/48 .. 980,000 993,927
Local Improvement District No. T-22 , Special Assessment , 2023 , 5.25% , 3/01/53 .. 295,000 296,512
c ,d
State of Nevada Department of Business & Industry ,
Fulcrum Sierra Biofuels LLC , Revenue , 144A, 2017 , 5.875% , 12/15/27 .......... 6,386,895 64

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nevada (continued)
c,d
State of Nevada Department of Business & Industry, (continued)
Fulcrum Sierra Biofuels LLC , Revenue , 144A, 2017 , 6.25% , 12/15/37 ........... $ 7,028,570 $ 70
31,090,203
New Hampshire 0.5%
New Hampshire Business Finance Authority ,
Caritas Acquisitions VII LLC , Revenue , 2020 A , 3.75% , 8/15/30 ............... 100,000 100,249
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.125% , 8/15/40 .............. 2,545,000 2,416,318
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.25% , 8/15/46 ............... 2,860,000 2,534,878
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.5% , 8/15/55 ................ 5,940,000 5,037,150
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 6% , 8/01/65 ..... 11,875,000 11,941,647
22,030,242
New Jersey 1.1%
New Jersey Economic Development Authority ,
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/47 .......... 2,200,000 2,129,741
United Airlines, Inc. , Revenue , 2003 , 5.5% , 6/01/33 ........................ 8,480,000 8,505,261
c
White Horse HMT Urban Renewal LLC , Revenue , 144A, 2020 , 5% , 1/01/40 ...... 2,921,853 2,076,360
g
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2008
A , 3.56%, 12/15/38 ................................................ 46,750,000 29,882,801
Tobacco Settlement Financing Corp. ,
Revenue , 2018 A , Refunding , 5.25% , 6/01/46 ............................. 7,000,000 7,050,983
Revenue, Sub. Lien , 2018 B , Refunding , 5% , 6/01/46 ....................... 2,415,000 2,392,843
52,037,989
New Mexico 0.0%
†
Lower Petroglyphs Public Improvement District ,
Special Tax , 2018 , Refunding , 5% , 10/01/33 .............................. 500,000 503,671
Special Tax , 2018 , Refunding , 5% , 10/01/38 .............................. 450,000 453,397
Special Tax , 2018 , Refunding , 5% , 10/01/48 .............................. 1,205,000 1,195,033
2,152,101
New York 3.3%
Metropolitan Transportation Authority ,
Revenue , 2016 A-1 , 5.25% , 11/15/56 ................................... 4,765,000 4,768,098
Revenue , 2020 C-1 , 4.75% , 11/15/45 ................................... 13,220,000 13,381,275
Revenue , 2020 C-1 , 5% , 11/15/50 ..................................... 10,000,000 10,202,043
Revenue , 2020 C-1 , 5.25% , 11/15/55 ................................... 25,000,000 25,672,187
New York Liberty Development Corp. , Goldman Sachs Headquarters LLC , Revenue ,
2005 , Refunding , 5.25% , 10/01/35 ..................................... 21,500,000 25,792,550
New York Transportation Development Corp. ,
American Airlines, Inc. , Revenue , 2020 , Refunding , 5.375% , 8/01/36 ........... 5,000,000 5,273,405
JFK NTO LLC , Revenue , 2023 , 5.375% , 6/30/60 .......................... 21,935,000 22,028,441
JFK NTO LLC , Revenue , 2024 , 5.5% , 6/30/60 ............................ 5,995,000 6,128,417
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/59 .............................. 9,990,000 10,662,520
Laguardia Gateway Partners LLC , Revenue , 2016 A , 5% , 7/01/46 ............. 5,000,000 5,001,985
c,g
Rockland Tobacco Asset Securitization Corp. , Revenue, Sub. Lien , 144A, 2005 A ,
6.52%, 8/15/45 ................................................... 55,000,000 16,088,270
Suffolk Regional Off-Track Betting Co. , Revenue , 2024 , 6% , 12/01/53 ............ 7,175,000 7,343,437
Suffolk Regional Off-Track Betting Corp. , Revenue , 2024 , 5.75% , 12/01/44 ........ 5,000,000 5,165,209
157,507,837
North Dakota 0.1%
County of Burleigh ,
University of Mary , Revenue , 2016 , 5.1% , 4/15/36 ......................... 1,750,000 1,751,429
University of Mary , Revenue , 2016 , 5.2% , 4/15/46 ......................... 3,130,000 3,066,900

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Dakota (continued)
a ,c ,d
County of Grand Forks ,
Red River Biorefinery LLC , Revenue , 144A, 2021 A , 6.625% , 12/15/31 .......... $ 2,875,000 $ —
Red River Biorefinery LLC , Revenue , 144A, 2021 A , 7% , 12/15/43 ............. 14,000,000 —
4,818,329
Ohio 2.7%
City of Centerville , Graceworks Lutheran Services Obligated Group , Revenue , 2017 ,
Refunding , 5.25% , 11/01/50 .......................................... 5,000,000 4,793,512
c
Cleveland-Cuyahoga County Port Authority ,
Flats East Bank TIF District , Tax Allocation, Senior Lien , 144A, 2021 A , Refunding ,
4% , 12/01/55 ................................................... 1,050,000 818,337
Flats East Bank TIF District , Tax Allocation, Sub. Lien , 144A, 2021 B , Refunding ,
4.5% , 12/01/55 .................................................. 1,500,000 1,221,856
County of Fairfield , Fairfield Medical Center Obligated Group , Revenue , 2013 ,
Refunding , 5% , 6/15/43 ............................................. 10,000,000 9,113,121
County of Franklin ,
Wesley Communities Obligated Group , Revenue , 2020 , Refunding , 5.25% , 11/15/40 2,910,000 2,991,575
Wesley Communities Obligated Group , Revenue , 2020 , Refunding , 5.25% , 11/15/55 8,800,000 8,286,777
County of Washington ,
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2022 , Refunding ,
6.625% , 12/01/42 ................................................ 10,000,000 10,818,832
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2022 , Refunding , 6.75% ,
12/01/52 ....................................................... 17,000,000 17,659,267
Ohio Higher Educational Facility Commission ,
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/42 ........... 1,360,000 1,383,936
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/45 ........... 1,205,000 1,203,834
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/50 ........... 2,570,000 2,456,697
Ohio Housing Finance Agency ,
Revenue, Sub. Lien , 2023 C , 8% , 8/01/34 ............................... 1,000,000 1,065,762
c
Middletown Phase Two LP , Revenue, Sub. Lien , 144A, 2023 C , 8% , 9/01/39 ...... 1,400,000 1,543,557
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , 5.75% ,
2/15/35 ......................................................... 35,000,000 40,159,413
Southeastern Ohio Port Authority ,
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2015 , Refunding , 5% ,
12/01/35 ....................................................... 1,000,000 1,000,024
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2015 , Refunding , 5% ,
12/01/43 ....................................................... 1,000,000 942,663
c
State of Ohio ,
Aultman Health Foundation Obligated Group , Revenue , 144A, 2018 , Refunding , 5% ,
12/01/38 ....................................................... 5,000,000 5,022,892
Aultman Health Foundation Obligated Group , Revenue , 144A, 2018 , Refunding , 5% ,
12/01/48 ....................................................... 15,195,000 13,728,581
g
West Central Ohio Port Authority , DR Horton-Indiana LLC , Revenue , 2025 , 1.426%,
12/01/58 ........................................................ 5,825,000 4,019,802
128,230,438
Oklahoma 0.2%
Tulsa County Industrial Authority ,
Montereau Obligated Group , Revenue , 2017 , Refunding , 5.25% , 11/15/37 ....... 1,000,000 1,018,797
Montereau Obligated Group , Revenue , 2017 , Refunding , 5.25% , 11/15/45 ....... 4,000,000 4,019,633
Tulsa Municipal Airport Trust Trustees ,
American Airlines, Inc. , Revenue , 2025 , Refunding , 6.25% , 12/01/35 ........... 1,735,000 2,041,281
American Airlines, Inc. , Revenue , 2025 , Refunding , 6.25% , 12/01/40 ........... 1,390,000 1,583,056
8,662,767

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon 0.3%
Clackamas County Hospital Facility Authority ,
Rose Villa, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5.125% , 11/15/40 . $ 500,000 $ 507,254
Rose Villa, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5.25% , 11/15/50 .. 1,250,000 1,251,096
Rose Villa, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5.375% , 11/15/55 . 1,500,000 1,501,511
Polk County Hospital Facility Authority , Dallas Mennonite Retirement Community
Obligated Group , Revenue , 2020 A , 5.125% , 7/01/55 ....................... 3,500,000 3,274,748
Yamhill County Hospital Authority ,
Friendsview Manor Obligated Group , Revenue , 2016 A , Refunding , 5% , 11/15/51 .. 4,325,000 3,827,877
Friendsview Manor Obligated Group , Revenue , 2021 A , Refunding , 5% , 11/15/56 .. 6,115,000 5,291,406
15,653,892
Pennsylvania 2.8%
c
Allentown Commercial and Industrial Development Authority , Executive Education
Academy Charter School , Revenue , 144A, 2024 , Refunding , 5% , 7/01/59 ........ 1,800,000 1,670,670
c
Allentown Neighborhood Improvement Zone Development Authority ,
Center City Investment Corp. , Revenue , 144A, 2018 , 5.375% , 5/01/42 .......... 5,000,000 5,070,542
Center City Investment Corp. , Revenue, Sub. Lien , 144A, 2022 , 5.25% , 5/01/42 ... 5,765,000 6,001,899
Berks County Municipal Authority (The) ,
Tower Health Obligated Group , Revenue , 2024 A-1 , 8% , 6/30/34 .............. 2,083,000 2,171,626
Tower Health Obligated Group , Revenue , 2024 A-2 , 6% , 6/30/34 .............. 1,045,000 1,127,685
Tower Health Obligated Group , Revenue , 2024 A-3 , 5% , 6/30/39 .............. 13,996,000 13,397,696
g
Tower Health Obligated Group , Revenue , 2024 B-1 , 1.361%, 6/30/44 ........... 6,993,000 5,197,959
c
Chester County Industrial Development Authority ,
Borough of Phoenixville Steelpointe Neighborhood Improvement District , Special
Assessment , 144A, 2020 , 4.75% , 3/01/50 .............................. 4,185,000 3,807,864
Woodlands at Greystone Neighborhood Improvement District , Special Assessment ,
144A, 2018 , 5% , 3/01/38 ........................................... 225,000 227,611
Woodlands at Greystone Neighborhood Improvement District , Special Assessment ,
144A, 2018 , 5.125% , 3/01/48 ....................................... 700,000 701,028
Dallas Area Municipal Authority , Misericordia University , Revenue , 2019 , Refunding ,
5% , 5/01/48 ...................................................... 4,000,000 3,618,933
c
Erie County Industrial Development Authority , CFC - Erie I LLC , Revenue , 144A, 2024
B , 7.25% , 3/01/50 ................................................. 4,495,000 4,157,427
Franklin County Industrial Development Authority ,
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/38 ... 1,000,000 1,011,821
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/43 ... 1,200,000 1,198,663
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/48 ... 4,600,000 4,286,963
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/53 ... 3,050,000 2,726,033
Menno-Haven, Inc. Obligated Group , Revenue , 2019 , 5% , 12/01/54 ............ 1,000,000 890,550
Lancaster County Hospital Authority ,
Brethren Village Obligated Group , Revenue , 2017 , Refunding , 5.125% , 7/01/37 ... 1,105,000 1,111,668
Brethren Village Obligated Group , Revenue , 2017 , Refunding , 5.25% , 7/01/41 .... 2,705,000 2,713,835
Lehigh County Industrial Development Authority ,
Seven Generations Charter School , Revenue , 2021 A , 4% , 5/01/31 ............ 580,000 578,220
Seven Generations Charter School , Revenue , 2021 A , 4% , 5/01/51 ............ 2,385,000 1,877,136
Montgomery County Higher Education and Health Authority , Thomas Jefferson
University Obligated Group , Revenue , 2022 B , Refunding , 5% , 5/01/57 ......... 20,000,000 20,145,746
g
Pennsylvania Turnpike Commission ,
Revenue , B-2 , 5.623%, 12/01/37 ...................................... 20,000,000 21,424,160
Revenue , B-2 , 5.728%, 12/01/40 ...................................... 25,075,000 25,916,665
Philadelphia Authority for Industrial Development , Evangelical Services for the Aging
Obligated Group , Revenue , A , Refunding , 5% , 7/01/49 ...................... 3,000,000 2,779,833
133,812,233

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Rhode Island 0.0%
†
Rhode Island Health and Educational Building Corp. , PRG - RI Properties LLC ,
Revenue , 2025 A , AG Insured , 5% , 7/01/55 .............................. $ 1,425,000 $ 1,433,541
South Carolina 0.9%
County of Dorchester , Summers Corner Improvement District , Special Assessment ,
2023 , 5.5% , 10/01/51 ............................................... 2,110,000 2,096,267
c
County of Lancaster ,
Roselyn Residential Improvement District , Special Assessment , 144A, 2025 , 6% ,
6/01/45 ........................................................ 1,295,000 1,361,698
Roselyn Residential Improvement District , Special Assessment , 144A, 2025 , 6.2% ,
6/01/55 ........................................................ 1,000,000 1,035,271
c
Greenville Housing Authority , Victor Verdae Apartments Project , Revenue , 144A, 2023
B , 8.375% , 5/01/47 ................................................ 10,600,000 10,521,913
South Carolina Jobs-Economic Development Authority ,
Beaufort Memorial Hospital Obligated Group , Revenue , 2024 , 5.75% , 11/15/54 ... 2,000,000 2,050,030
c
FAH Pelham LLC , Revenue , 144A, 2023 B , II , 7.5% , 8/01/47 ................. 9,565,000 9,653,146
South Carolina Episcopal Home at Still Hopes Obligated Group , Revenue , 2017 , 5% ,
4/01/52 ........................................................ 1,750,000 1,652,462
South Carolina Episcopal Home at Still Hopes Obligated Group , Revenue , 2018 A ,
Refunding , 5% , 4/01/48 ............................................ 3,500,000 3,386,139
South Carolina Episcopal Home at Still Hopes Obligated Group , Revenue , 2018 A ,
Refunding , 5.25% , 4/01/53 ......................................... 11,000,000 10,731,169
42,488,095
South Dakota 0.2%
City of Sioux Falls ,
Dow Rummel Village , Revenue , 2016 , Refunding , 5% , 11/01/46 ............... 7,110,000 6,537,547
Dow Rummel Village , Revenue , 2017 , 5% , 11/01/42 ........................ 2,000,000 1,962,562
8,500,109
Tennessee 1.5%
c
Cleveland Housing Authority ,
Cleveland Forward Phase One LLC , Revenue, Sub. Lien , 144A, 2022 B , 6.25% ,
4/01/41 ........................................................ 1,000,000 1,033,895
Cleveland Forward Phase Two LLC , Revenue, Sub. Lien , 144A, 2022 B , 6.25% ,
4/01/41 ........................................................ 1,000,000 1,033,894
g
Johnson City Health & Educational Facilities Board ,
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , 3.17%,
7/01/27 ........................................................ 19,365,000 18,573,732
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , 3.22%,
7/01/28 ........................................................ 19,400,000 18,014,008
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , 3.28%,
7/01/29 ........................................................ 19,365,000 17,389,164
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , 3.35%,
7/01/30 ........................................................ 19,370,000 16,787,338
72,832,031
Texas 12.4%
c
Arlington Higher Education Finance Corp. ,
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2024 , 4.875% , 6/15/59 ...... 1,000,000 913,387
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2025 , Refunding , 5.875% ,
6/15/65 ........................................................ 7,600,000 7,745,405
Cedar Bayou Navigation District , Special Assessment , 2020 , 6% , 9/15/51 ......... 7,500,000 6,371,743
g
Central Texas Regional Mobility Authority ,
Revenue , 2010 , 3.19%, 1/01/35 ....................................... 3,000,000 2,272,522
Revenue , 2010 , 3.53%, 1/01/37 ....................................... 2,500,000 1,715,750
Revenue , 2010 , 3.7%, 1/01/38 ........................................ 2,405,000 1,564,358
Revenue , 2010 , 3.85%, 1/01/39 ....................................... 2,545,000 1,567,147

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Anna ,
c
Hurricane Creek Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 5.75% , 9/01/42 .............................. $ 972,000 $ 1,042,524
c
Hurricane Creek Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 6% , 9/01/52 ................................ 1,907,000 1,948,520
c
Meadow Vista Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.5% , 9/15/44 ............................... 850,000 874,548
c,f
Sherley Farms Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2026 , 5.7% , 9/15/56 ............................... 2,000,000 2,007,751
c
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.75% , 9/15/31 .............................. 300,000 302,607
c
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4% , 9/15/41 ................................ 867,000 824,485
c
Sherley Tract Public Improvement District No. 2 Major Improvement Area , Special
Assessment , 144A, 2021 , 4.5% , 9/15/31 ............................... 100,000 101,190
c
Sherley Tract Public Improvement District No. 2 Major Improvement Area , Special
Assessment , 144A, 2021 , 5% , 9/15/51 ................................ 503,000 474,201
c
Woods at Lindsey Place (The) Public Improvement District Area 1 , Special
Assessment , 144A, 2023 , 5.625% , 9/15/43 ............................. 751,000 788,847
c
Woods at Lindsey Place (The) Public Improvement District Area 1 , Special
Assessment , 144A, 2023 , 5.875% , 9/15/53 ............................. 1,075,000 1,112,682
Woods at Lindsey Place (The) Public Improvement District Improvement Area No.
2-3 , Special Assessment , 2025 , 5.5% , 9/15/55 .......................... 1,180,000 1,189,740
c
City of Aubrey ,
Aubrey Public Improvement District No. 1 , Special Assessment , 144A, 2023 , 5.875% ,
9/01/43 ........................................................ 1,075,000 1,110,010
Aubrey Public Improvement District No. 1 , Special Assessment , 144A, 2023 , 6% ,
9/01/53 ........................................................ 1,600,000 1,623,253
Duck Point Public Improvement District , Special Assessment , 144A, 2025 , 5.375% ,
12/31/45 ....................................................... 1,100,000 1,112,960
Duck Point Public Improvement District , Special Assessment , 144A, 2025 , 5.625% ,
12/31/55 ....................................................... 1,890,000 1,897,821
Jackson Ridge Public Improvement District Phase No. 3B , Special Assessment ,
144A, 2022 , 5.25% , 9/01/32 ........................................ 700,000 736,459
Jackson Ridge Public Improvement District Phase No. 3B , Special Assessment ,
144A, 2022 , 6% , 9/01/45 ........................................... 1,803,000 1,912,124
c
City of Boyd , Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.5% , 9/15/53 ................................ 1,408,000 1,420,725
City of Celina ,
c
Special Assessment , 144A, 2024 , 5.5% , 9/01/44 .......................... 470,000 484,213
c
Special Assessment , 144A, 2024 , 5.75% , 9/01/54 ......................... 1,300,000 1,325,247
c
Chalk Hill Public Improvement District No. 2 , Special Assessment , 144A, 2023 ,
5.75% , 9/01/43 .................................................. 767,000 790,029
c
Chalk Hill Public Improvement District No. 2 , Special Assessment , 144A, 2023 , 6% ,
9/01/53 ........................................................ 1,764,000 1,775,594
c
Creeks of Legacy Public Improvement District Phase No. 3 , Special Assessment ,
144A, 2020 , 4.25% , 9/01/40 ........................................ 230,000 223,610
c
Cross Creek Meadows Public Improvement District Major Improvement Area Project ,
Special Assessment , 144A, 2023 , 5% , 9/01/30 .......................... 350,000 357,856
c
Cross Creek Meadows Public Improvement District Major Improvement Area Project ,
Special Assessment , 144A, 2023 , 6.125% , 9/01/53 ....................... 1,549,000 1,574,706
c
Edgewood Creek Public Improvement District , Special Assessment , 144A, 2021 ,
4.75% , 9/01/31 .................................................. 155,000 156,663
c
Edgewood Creek Public Improvement District , Special Assessment , 144A, 2021 ,
5.25% , 9/01/41 .................................................. 370,000 376,645
c
Edgewood Creek Public Improvement District , Special Assessment , 144A, 2021 ,
5.5% , 9/01/50 ................................................... 500,000 500,625

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
c
Edgewood Creek Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2021 , 4.25% , 9/01/41 ........................................ $ 500,000 $ 482,714
c
Hillside Village Public Improvement District , Special Assessment , 144A, 2022 , 2.75% ,
9/01/27 ........................................................ 122,000 119,398
c
Hillside Village Public Improvement District , Special Assessment , 144A, 2022 ,
3.125% , 9/01/32 ................................................. 231,000 220,067
c
Hillside Village Public Improvement District , Special Assessment , 144A, 2022 ,
3.375% , 9/01/42 ................................................. 866,000 707,320
c
Lakes at Mustang Ranch Public Improvement District Phases 8-9 , Special
Assessment , 144A, 2025 , 5.625% , 9/01/55 ............................. 600,000 600,984
c
Mosaic Public Improvement District Area No. 2 , Special Assessment , 144A, 2024 ,
5.125% , 9/01/44 ................................................. 1,495,000 1,532,743
c
Mosaic Public Improvement District Area No. 2 , Special Assessment , 144A, 2024 ,
5.5% , 9/01/54 ................................................... 2,500,000 2,562,810
c
Mosaic Public Improvement District Phase 1 , Special Assessment , 144A, 2023 ,
4.375% , 9/01/30 ................................................. 321,000 327,837
c
Mosaic Public Improvement District Phase 1 , Special Assessment , 144A, 2023 ,
5.5% , 9/01/53 ................................................... 1,851,000 1,886,448
North Sky Public Improvement District Improvement Area No. 1 , Special Assessment ,
2023 , 4.375% , 9/01/30 ............................................ 328,000 332,941
North Sky Public Improvement District Improvement Area No. 1 , Special Assessment ,
2023 , 5.375% , 9/01/43 ............................................ 812,000 840,257
North Sky Public Improvement District Improvement Area No. 1 , Special Assessment ,
2023 , 5.625% , 9/01/52 ............................................ 1,005,000 1,016,589
c
North Sky Public Improvement District Major Improvement Area , Special Assessment ,
144A, 2023 , 4.875% , 9/01/30 ....................................... 228,000 234,192
c
North Sky Public Improvement District Major Improvement Area , Special Assessment ,
144A, 2023 , 6.125% , 9/01/52 ....................................... 999,000 1,016,350
c
Parks at Wilson Creek (The) Public Improvement District (The) Initial Major
Improvement Area , Special Assessment , 144A, 2021 , 3.5% , 9/01/26 .......... 78,000 77,699
c
Parks at Wilson Creek (The) Public Improvement District (The) Initial Major
Improvement Area , Special Assessment , 144A, 2021 , 4% , 9/01/31 ........... 473,000 464,572
c
Parks at Wilson Creek (The) Public Improvement District Phase No. 1 , Special
Assessment , 144A, 2021 , 2.75% , 9/01/26 .............................. 66,000 65,683
c
Parks at Wilson Creek (The) Public Improvement District Phase No. 1 , Special
Assessment , 144A, 2021 , 3.25% , 9/01/31 .............................. 150,000 143,652
c
Parks at Wilson Creek (The) Public Improvement District Phase No. 1 , Special
Assessment , 144A, 2021 , 3.5% , 9/01/41 ............................... 1,205,000 1,081,112
c
Pravin Public Improvement District , Special Assessment , 144A, 2023 , 6.5% , 9/01/43 1,500,000 1,544,162
c
Pravin Public Improvement District , Special Assessment , 144A, 2023 , 6.75% , 9/01/53 2,000,000 2,018,879
c
Sutton Fields East Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2022 , 3.25% , 9/01/27 ........................................ 227,000 223,628
c
Sutton Fields East Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2022 , 3.625% , 9/01/32 ....................................... 336,000 316,009
c
Sutton Fields East Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2022 , 4.125% , 9/01/51 ....................................... 1,033,000 863,678
c
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 4 ,
Special Assessment , 144A, 2020 , 4.125% , 9/01/50 ....................... 1,785,000 1,504,904
c
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 2.875% , 9/01/27 ....................... 43,000 42,160
c
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 3.25% , 9/01/32 ........................ 250,000 238,975
c
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 3.5% , 9/01/42 ......................... 1,175,000 993,701
c
Ten Mile Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 4.75% , 9/01/30 .............................. 394,000 402,798

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
c
Ten Mile Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.5% , 9/01/42 ............................... $ 1,169,000 $ 1,231,164
c
Ten Mile Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.75% , 9/01/52 .............................. 1,494,000 1,529,062
c
Ten Mile Creek Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2023 , 5.5% , 9/01/30 ............................... 231,000 235,937
c
Ten Mile Creek Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2023 , 6.25% , 9/01/42 .............................. 801,000 830,949
c
Ten Mile Creek Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2023 , 6.5% , 9/01/52 ............................... 1,300,000 1,316,455
c
Wells North Public Improvement District , Special Assessment , 144A, 2020 , 3.75% ,
9/01/40 ........................................................ 425,000 398,525
c
Wells North Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 498,000 406,030
c
Wells South Public Improvement District , Special Assessment , 144A, 2020 , 3.125% ,
9/01/30 ........................................................ 150,000 144,615
c
Wells South Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/40 ........................................................ 350,000 327,847
c
Wells South Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 965,000 786,785
c
Wells South Public Improvement District Neighborhood Improvement Area No. 4 ,
Special Assessment , 144A, 2021 , 3% , 9/01/31 .......................... 158,000 147,979
c
Wells South Public Improvement District Neighborhood Improvement Area No. 4 ,
Special Assessment , 144A, 2021 , 3.375% , 9/01/41 ....................... 379,000 321,039
c
Wells South Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 5.5% , 9/01/42 ......................... 490,000 513,078
c
Wells South Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 5.625% , 9/01/52 ....................... 1,314,000 1,332,486
City of Corpus Christi ,
Whitecap Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 2024 , 5.375% , 9/15/31 .................................. 244,000 255,240
Whitecap Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 2024 , 6.125% , 9/15/44 .................................. 1,150,000 1,174,342
Whitecap Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 2024 , 6.5% , 9/15/54 .................................... 2,000,000 2,015,250
c
City of Crandall ,
Cartwright Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4% , 9/15/31 ................................ 409,000 413,645
Cartwright Ranch Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.75% , 9/15/31 .............................. 161,000 163,940
Cartwright Ranch Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5% , 9/15/41 ................................ 1,144,000 1,146,160
Cartwright Ranch Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.25% , 9/15/51 .............................. 750,000 719,821
River Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.5% , 9/15/32 ............................... 528,000 558,668
River Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 6.125% , 9/15/52 ............................. 5,000,000 5,192,787
River Ridge Public Improvement District Single-family Major Improvement Area ,
Special Assessment , 144A, 2022 , 6.125% , 9/15/32 ....................... 207,000 220,292
River Ridge Public Improvement District Single-family Major Improvement Area ,
Special Assessment , 144A, 2022 , 6.75% , 9/15/52 ........................ 1,750,000 1,838,726
c,g
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue , 144A, 2022 B , 7.42%,
12/01/62 ........................................................ 173,330,000 12,476,051
c
City of Dayton ,
Westpointe Villages Public Improvement District Improvement Area No. 1 , Special
Assessment, Junior Lien , 144A, 2022 B , 5.75% , 9/01/52 ................... 1,402,000 1,410,551

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Dayton, (continued)
Westpointe Villages Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2022 A , 4.875% , 9/01/32 .................. $ 269,000 $ 282,464
Westpointe Villages Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2022 A , 5.125% , 9/01/42 .................. 764,000 791,004
Westpointe Villages Public Improvement District Improvement Area No. 2 , Special
Assessment, Junior Lien , 144A, 2024 B , 6.25% , 9/01/54 ................... 1,225,000 1,223,106
Westpointe Villages Public Improvement District Improvement Area No. 2 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.375% , 9/01/44 .................. 608,000 634,747
Westpointe Villages Public Improvement District Improvement Area No. 2 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.75% , 9/01/54 ................... 866,000 876,923
c
City of Decatur ,
Paloma Trails Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.5% , 9/15/45 ............................... 700,000 720,015
Paloma Trails Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.75% , 9/15/55 .............................. 1,400,000 1,418,929
Paloma Trails Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 5.375% , 9/15/35 ............................. 172,000 177,112
Paloma Trails Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 6.375% , 9/15/55 ............................. 865,000 866,806
Vista Park Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.875% , 9/15/54 ............................. 2,160,000 2,212,456
c
City of DeSoto , Danieldale Homestead Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2023 , 5.5% , 9/15/50 ..................... 1,430,000 1,449,945
c
City of Dorchester ,
Cottonwood Public improvement District Major Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 6% , 9/15/44 ................................ 1,000,000 1,004,835
Cottonwood Public improvement District Major Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 6.25% , 9/15/54 .............................. 1,500,000 1,458,710
c
City of Dripping Springs ,
Heritage Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 4.5% , 9/01/30 ......................................... 269,000 274,080
Heritage Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/53 ......................................... 1,219,000 1,230,009
Heritage Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2024 , 5.25% , 9/01/54 ........................................ 565,000 565,255
c
City of Elmendorf ,
Hickory Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.375% , 9/01/31 ............................. 398,000 373,482
Hickory Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.75% , 9/01/41 .............................. 1,205,000 1,046,998
Ridge Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2025 , 6.125% , 9/01/55 ....................................... 2,350,000 2,375,348
c
City of Fate ,
Monterra Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2021 , 2.75% , 8/15/26 ........................................ 100,000 99,648
Monterra Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2021 , 3.375% , 8/15/31 ....................................... 711,000 681,153
Monterra Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2021 , 3.75% , 8/15/41 ........................................ 1,871,000 1,724,381
Monterra Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2024 , 5.375% , 8/15/44 ....................................... 800,000 815,855
Monterra Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2024 , 5.75% , 8/15/54 ........................................ 1,350,000 1,366,061
Williamsburg East Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.375% , 8/15/30 ............................. 125,000 121,235

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Fate, (continued)
Williamsburg East Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.875% , 8/15/40 ............................. $ 691,000 $ 661,211
Williamsburg East Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4.125% , 8/15/50 ............................. 994,000 838,323
Williamsburg East Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 5.875% , 8/15/42 ............................. 1,617,000 1,670,339
Williamsburg East Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 6% , 8/15/52 ................................ 2,500,000 2,554,110
Williamsburg East Public Improvement District Major Improvement Area , Revenue ,
144A, 2020 , 4.125% , 8/15/30 ....................................... 436,000 433,420
Williamsburg East Public Improvement District Major Improvement Area , Revenue ,
144A, 2020 , 4.625% , 8/15/40 ....................................... 505,000 496,997
Williamsburg Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.25% , 8/15/42 .................................................. 1,204,000 1,193,449
Williamsburg Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.375% , 8/15/52 ................................................. 1,100,000 991,492
Williamsburg Public Improvement District No. 1 Phase 3B , Special Assessment ,
144A, 2023 , 4.25% , 8/15/30 ........................................ 250,000 255,957
Williamsburg Public Improvement District No. 1 Phase 3B , Special Assessment ,
144A, 2023 , 5.125% , 8/15/43 ....................................... 1,000,000 1,034,338
Williamsburg Public Improvement District No. 1 Phase 3B , Special Assessment ,
144A, 2023 , 5.375% , 8/15/53 ....................................... 1,287,000 1,303,761
c
City of Ferris ,
Woodstone Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 3.375% , 9/01/32 ............................. 675,000 645,911
Woodstone Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 3.75% , 9/01/42 .............................. 1,259,000 1,137,345
c
City of Fort Worth ,
Public Improvement District No. 17 Major Improvement , Special Assessment , 144A,
2017 , 5% , 9/01/27 ................................................ 575,000 574,713
Public Improvement District No. 17 Major Improvement , Special Assessment , 144A,
2017 , 5% , 9/01/32 ................................................ 1,270,000 1,261,787
Public Improvement District No. 17 Major Improvement , Special Assessment , 144A,
2017 , 5.125% , 9/01/37 ............................................ 1,650,000 1,648,303
Public Improvement District No. 17 Roadway Improvement , Special Assessment ,
144A, 2018 , 5% , 9/01/27 ........................................... 505,000 512,453
Public Improvement District No. 17 Roadway Improvement , Special Assessment ,
144A, 2018 , 5% , 9/01/32 ........................................... 1,530,000 1,541,655
Public Improvement District No. 17 Roadway Improvement , Special Assessment ,
144A, 2018 , 5% , 9/01/37 ........................................... 1,975,000 1,980,725
c
City of Georgetown ,
Parks at Westhaven Public Improvement District , Special Assessment , 144A, 2022 ,
3.875% , 9/15/32 ................................................. 409,000 414,563
Parks at Westhaven Public Improvement District , Special Assessment , 144A, 2022 ,
4.125% , 9/15/42 ................................................. 1,060,000 1,051,502
Parks at Westhaven Public Improvement District , Special Assessment , 144A, 2022 ,
4.25% , 9/15/47 .................................................. 716,000 661,789
c
City of Gunter , Bridges Phase 2A Public Improvement District , Special Assessment ,
144A, 2025 , 5.75% , 9/15/55 .......................................... 1,676,000 1,698,660
c
City of Haslet ,
Public Improvement District No. 5 Improvement Area No. 2 , Special Assessment ,
144A, 2021 , 2.625% , 9/01/26 ....................................... 87,000 86,618
Public Improvement District No. 5 Improvement Area No. 2 , Special Assessment ,
144A, 2021 , 3.25% , 9/01/31 ........................................ 150,000 139,791
Public Improvement District No. 5 Improvement Area No. 2 , Special Assessment ,
144A, 2021 , 3.625% , 9/01/41 ....................................... 1,271,000 1,112,392

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Horseshoe Bay ,
Escondido Public Improvement District , Special Assessment , 2020 , Refunding , 3% ,
10/01/30 ....................................................... $ 490,000 $ 466,077
Escondido Public Improvement District , Special Assessment , 2020 , Refunding ,
3.25% , 10/01/33 ................................................. 425,000 394,789
City of Houston Airport System , United Airlines, Inc. , Revenue , 2024 B , 5.5% , 7/15/39 4,750,000 5,207,270
c
City of Huntsville ,
Reserves of Huntsville Public Improvement District (The) , Special Assessment , 144A,
2024 , 5.375% , 9/15/44 ............................................ 775,000 795,946
Reserves of Huntsville Public Improvement District (The) , Special Assessment , 144A,
2024 , 5.625% , 9/15/54 ............................................ 742,000 745,310
c
City of Hutto ,
Cottonwood Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.125% , 9/01/31 ............................. 260,000 249,766
Cottonwood Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.5% , 9/01/41 ............................... 1,038,000 911,018
Cottonwood Creek Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2025 , 5.375% , 9/01/55 ............................. 584,000 583,184
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 , 3.5% ,
9/01/31 ........................................................ 392,000 378,316
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 ,
3.875% , 9/01/41 ................................................. 1,000,000 937,861
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 , 4% ,
9/01/56 ........................................................ 3,479,000 2,798,527
Emory Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.25% , 9/01/31 .............................. 206,000 196,696
Emory Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.625% , 9/01/41 ............................. 519,000 462,635
Emory Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4% , 9/01/56 ................................ 1,146,000 904,453
Emory Crossing Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 5.25% , 9/01/43 .............................. 859,000 885,997
Emory Crossing Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 5.625% , 9/01/58 ............................. 2,000,000 2,030,597
c
City of Justin ,
Special Assessment , 144A, 2025 , 6.125% , 9/01/55 ......................... 1,000,000 1,040,916
Timberbrook Public Improvement District No. 1 Improvement Area No. 2 , Special
Assessment , 144A, 2021 , 3% , 9/01/31 ................................ 475,000 452,940
Timberbrook Public Improvement District No. 1 Improvement Area No. 2 , Special
Assessment , 144A, 2021 , 3.375% , 9/01/41 ............................. 2,709,000 2,294,710
Timberbrook Public Improvement District No. 1 Improvement Area No. 3 , Special
Assessment , 144A, 2025 , 5.875% , 9/01/45 ............................. 460,000 484,061
Timberbrook Public Improvement District No. 2 Area No. 1 , Special Assessment ,
144A, 2024 , 4.5% , 9/01/31 ......................................... 200,000 205,390
Timberbrook Public Improvement District No. 2 Area No. 1 , Special Assessment ,
144A, 2024 , 5.5% , 9/01/44 ......................................... 580,000 606,411
Timberbrook Public Improvement District No. 2 Area No. 1 , Special Assessment ,
144A, 2024 , 5.75% , 9/01/53 ........................................ 755,000 773,935
Timberbrook Public Improvement District No. 2 Improvement Area No. 2 , Special
Assessment , 144A, 2025 , 5.75% , 9/01/45 .............................. 406,000 416,116
Timberbrook Public Improvement District No. 2 Improvement Area No. 2 , Special
Assessment , 144A, 2025 , 6% , 9/01/55 ................................ 503,000 508,638
c
City of Kaufman ,
Public Improvement District No. 1 , Special Assessment , 144A, 2021 , 3.125% ,
9/15/31 ........................................................ 230,000 213,465
Public Improvement District No. 1 , Special Assessment , 144A, 2021 , 3.625% ,
9/15/41 ........................................................ 570,000 507,602

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Kyle ,
c
6 Creeks Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 3.5% , 9/01/44 ......................................... $ 1,380,000 $ 1,119,050
c
6 Creeks Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2020 , 3.125% , 9/01/30 ....................................... 400,000 373,874
c
6 Creeks Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.375% , 9/01/31 ....................................... 530,000 516,656
c
6 Creeks Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.75% , 9/01/41 ........................................ 1,428,000 1,319,410
c
6 Creeks Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2023 , 5.25% , 9/01/43 ........................................ 2,250,000 2,365,663
c
6 Creeks Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/47 ......................................... 1,396,000 1,446,094
c
6 Creeks Public Improvement District Improvement Area No. 5 , Special Assessment ,
144A, 2025 , 5.375% , 9/01/50 ....................................... 500,000 504,346
Kyle 57 Public Improvement District , Special Assessment , 2022 , 4.75% , 9/01/32 .. 400,000 418,280
c
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 4.75% , 9/01/33 .............................. 176,000 181,499
c
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.75% , 9/01/53 .............................. 1,250,000 1,282,224
c
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.75% , 9/01/53 .............................. 1,113,000 1,132,751
c
Plum Creek North Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 3.875% , 9/01/32 ............................. 500,000 502,189
c
Plum Creek North Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 4.125% , 9/01/41 ............................. 1,185,000 1,154,694
c
Plum Creek North Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2024 , 5.375% , 9/01/54 ............................. 805,000 815,262
c
Plum Creek North Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 4.625% , 9/01/41 ............................. 1,092,000 1,095,136
c
Porter Country Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.75% , 9/01/43 .............................. 1,229,000 1,263,886
c
Porter Country Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6% , 9/01/53 ................................ 3,000,000 3,023,668
c
Southwest Kyle Public Improvement District No. 1 Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 6.75% , 9/01/48 .............................. 700,000 737,015
City of Lago Vista ,
Tessera on Lake Travis Public Improvement District Improvement Area No. 1 , Special
Assessment , 2020 , Refunding , 3.125% , 9/01/30 ......................... 300,000 289,110
c
Tessera on Lake Travis Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2024 , 5.625% , 9/01/43 ............................. 563,000 584,888
c
Tessera on Lake Travis Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2024 , 6% , 9/01/54 ................................ 2,113,000 2,163,552
c
Tessera on Lake Travis Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 A , Refunding , 5.125% , 9/01/35 ................... 2,070,000 1,864,710
c
Tessera on Lake Travis Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 A , Refunding , 5.5% , 9/01/40 ..................... 2,715,000 2,359,661
City of Lavon ,
c
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 3.5% , 9/15/27 ......................................... 200,000 198,209
c
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 3.875% , 9/15/32 ....................................... 1,000,000 992,743
c
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 4% , 9/15/42 ........................................... 2,259,000 2,121,092
c
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2024 , 4.25% , 9/15/31 ........................................ 146,000 147,323
c
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2024 , 5.375% , 9/15/52 ....................................... 500,000 502,691

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Lavon, (continued)
c
Elevon Public Improvement District Improvement Area No. 2A-2B , Special
Assessment , 144A, 2024 , 4.375% , 9/15/31 ............................. $ 200,000 $ 202,550
c
Elevon Public Improvement District Improvement Area No. 2A-2B , Special
Assessment , 144A, 2024 , 5.125% , 9/15/44 ............................. 615,000 632,808
c
Elevon Public Improvement District Improvement Area No. 2A-2B , Special
Assessment , 144A, 2024 , 5.5% , 9/15/54 ............................... 800,000 807,745
Elevon Public Improvement District Improvement Area No. 3-5 , Special Assessment ,
2025 , 5.75% , 9/15/55 ............................................. 1,600,000 1,612,215
c
Elevon Public Improvement District Zone 1 Remainder Area , Special Assessment ,
144A, 2022 , 3.75% , 9/15/27 ........................................ 119,000 118,355
c
Elevon Public Improvement District Zone 1 Remainder Area , Special Assessment ,
144A, 2022 , 4.125% , 9/15/32 ....................................... 455,000 458,276
c
Elevon Public Improvement District Zone 1 Remainder Area , Special Assessment ,
144A, 2022 , 4.375% , 9/15/42 ....................................... 1,000,000 982,270
Elevon Public Improvement District Zone 2 Remainder Area , Special Assessment ,
2025 , 6.375% , 9/15/55 ............................................ 1,897,000 1,902,305
c
Lakepointe Public Improvement District , Special Assessment , 144A, 2022 , 6.125% ,
9/15/52 ........................................................ 1,625,000 1,700,382
City of Leander , Oak Creek Public Improvement District , Special Assessment , 2020 ,
Refunding , 3.25% , 9/01/32 ........................................... 530,000 506,626
c
City of Lewisville , Lakeside Crossing Public Improvement District , Special Assessment ,
144A, 2023 , 8% , 9/01/53 ............................................ 1,625,000 1,697,552
f
City of Liberty ,
Liberty Ranch Public Improvement District , Special Assessment , 2026 , 5.5% , 9/01/46 500,000 502,377
Liberty Ranch Public Improvement District , Special Assessment , 2026 , 5.875% ,
9/01/56 ........................................................ 1,600,000 1,610,503
c
City of Liberty Hill ,
Butler Farms Public Improvement District , Special Assessment , 144A, 2022 , 2.625% ,
9/01/27 ........................................................ 164,000 160,673
Butler Farms Public Improvement District , Special Assessment , 144A, 2022 , 3.375% ,
9/01/42 ........................................................ 1,771,000 1,507,071
Butler Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 3.5% , 9/01/27 ............................... 136,000 134,662
Butler Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 3.875% , 9/01/32 ............................. 275,000 268,920
Summerlyn West Public Improvement District , Special Assessment , 144A, 2020 ,
3.125% , 9/01/30 ................................................. 250,000 240,327
Summerlyn West Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/40 ........................................................ 845,000 795,788
c
City of Lowry Crossing , Lowry Trails Public Improvement District Improvement Area No.
1 , Special Assessment , 144A, 2025 , 5.5% , 9/15/55 ......................... 1,020,000 1,024,030
c
City of Manor ,
Manor Heights Public Improvement District Area No. 3 , Special Assessment , 144A,
2023 , 4.5% , 9/15/30 .............................................. 161,000 163,546
Manor Heights Public Improvement District Area No. 3 , Special Assessment , 144A,
2023 , 5.25% , 9/15/43 ............................................. 328,000 337,607
Manor Heights Public Improvement District Area No. 4 , Special Assessment , 144A,
2024 , 5.375% , 9/15/44 ............................................ 298,000 307,231
Manor Heights Public Improvement District Area No. 4 , Special Assessment , 144A,
2024 , 5.625% , 9/15/54 ............................................ 584,000 591,711
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.125% , 9/15/31 ............................. 250,000 233,422
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.75% , 9/15/31 .............................. 310,000 290,729
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.5% , 9/15/41 ............................... 700,000 605,997

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Manor, (continued)
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.125% , 9/15/41 ............................. $ 830,000 $ 772,563
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4% , 9/15/51 ................................ 1,000,000 802,929
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.375% , 9/15/51 ............................. 1,225,000 1,022,938
Newhaven Public Improvement District , Special Assessment , 144A, 2025 , 6% ,
9/15/55 ........................................................ 825,000 852,490
c
City of Marble Falls ,
Thunder Rock Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.875% , 9/01/31 ............................. 350,000 343,657
Thunder Rock Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.125% , 9/01/41 ............................. 1,000,000 937,880
Thunder Rock Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.375% , 9/01/51 ............................. 1,470,000 1,296,916
Thunder Rock Public Improvement District Improvement Area No. 2A , Special
Assessment , 144A, 2024 , 6.625% , 9/01/54 ............................. 1,200,000 1,176,417
Thunder Rock Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.625% , 9/01/31 ............................. 150,000 149,116
Thunder Rock Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.875% , 9/01/41 ............................. 450,000 440,959
Thunder Rock Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.125% , 9/01/51 ............................. 620,000 566,549
Thunder Rock Public Improvement District Remainder Area , Special Assessment ,
144A, 2024 , 7.375% , 9/01/44 ....................................... 1,000,000 1,021,149
Thunder Rock Public Improvement District Remainder Area , Special Assessment ,
144A, 2024 , 7.625% , 9/01/54 ....................................... 1,750,000 1,757,934
c
City of Mclendon-Chisholm ,
Sonoma Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 2.625% , 9/15/26 ....................................... 55,000 54,740
Sonoma Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.625% , 9/15/41 ....................................... 620,000 552,129
Sonoma Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 4% , 9/15/51 ........................................... 865,000 699,648
Sonoma Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2022 , 5.375% , 9/15/32 ....................................... 250,000 267,565
City of Mesquite ,
Solterra Public Improvement District Improvement Area A-2-A-4 , Special Assessment ,
2025 , 5.75% , 9/01/55 ............................................. 1,500,000 1,506,040
Solterra Public Improvement District Improvement Area C-4 , Special Assessment ,
2025 , 5.625% , 9/01/55 ............................................ 1,625,000 1,629,970
c
Solterra Public Improvement District Improvement Area No. A-1 , Special Assessment ,
144A, 2023 , 4.75% , 9/01/30 ........................................ 549,000 563,306
c
Solterra Public Improvement District Improvement Area No. A-1 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/43 ......................................... 1,500,000 1,576,398
c
Solterra Public Improvement District Improvement Area No. A-1 , Special Assessment ,
144A, 2023 , 5.75% , 9/01/53 ........................................ 4,965,000 5,105,342
c
Solterra Public Improvement District Improvement Area No. C-1 , Special
Assessment , 144A, 2023 , 5.375% , 9/01/43 ............................. 750,000 781,367
c
Solterra Public Improvement District Improvement Area No. C-1 , Special
Assessment , 144A, 2023 , 5.625% , 9/01/53 ............................. 1,210,000 1,234,940
c
Solterra Public Improvement District Improvement Area No. C-2 , Special
Assessment , 144A, 2023 , 5.625% , 9/01/53 ............................. 1,017,000 1,037,962
c
Solterra Public Improvement District Improvement Area No. C-3 , Special
Assessment , 144A, 2024 , 4.25% , 9/01/31 .............................. 231,000 234,315
c
Solterra Public Improvement District Improvement Area No. C-3 , Special
Assessment , 144A, 2024 , 5.25% , 9/01/53 .............................. 200,000 199,469

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Midlothian ,
Redden Farms Public Improvement District , Special Assessment , 144A, 2021 , 3.5% ,
9/15/31 ........................................................ $ 410,000 $ 396,718
Redden Farms Public Improvement District , Special Assessment , 144A, 2021 ,
4.125% , 9/15/51 ................................................. 1,635,000 1,360,542
Redden Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.125% , 9/15/31 ............................. 220,000 216,407
Redden Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.5% , 9/15/41 ............................... 420,000 412,615
Westside Preserve Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 5.5% , 9/15/32 ............................... 309,000 317,474
Westside Preserve Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 6% , 9/15/42 ................................ 750,000 780,414
Westside Preserve Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 6.125% , 9/15/52 ............................. 1,410,000 1,437,959
c
City of Mustang Ridge ,
Durango Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 6.125% , 9/01/43 ....................................... 515,000 546,444
Durango Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 6.375% , 9/01/53 ....................................... 498,000 517,514
c
City of New Braunfels ,
Solms Landing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.25% , 9/01/31 .............................. 320,000 316,631
Solms Landing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.5% , 9/01/41 ............................... 882,000 854,840
Solms Landing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.75% , 9/01/51 .............................. 1,454,000 1,324,876
c
City of Oak Point ,
Chaparral Park Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.1% , 9/15/44 ............................... 1,295,000 1,307,775
Oak Point 720 Public Improvement District Area No. 1 , Special Assessment , 144A,
2024 , 4.7% , 9/15/31 .............................................. 243,000 247,201
Oak Point 720 Public Improvement District Area No. 1 , Special Assessment , 144A,
2024 , 5.35% , 9/15/44 ............................................. 170,000 172,460
Oak Point 720 Public Improvement District Area No. 1 , Special Assessment , 144A,
2024 , 5.625% , 9/15/54 ............................................ 160,000 160,453
Oak Point Public Improvement District No. 2 , Special Assessment , 144A, 2020 ,
3.25% , 9/01/30 .................................................. 300,000 288,606
Oak Point Public Improvement District No. 2 , Special Assessment , 144A, 2020 ,
3.75% , 9/01/40 .................................................. 1,170,000 1,080,451
Oak Point Public Improvement District No. 2 , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 1,060,000 874,295
Wildridge Public Improvement District No. 1 Improvement Area No. 4 , Special
Assessment , 144A, 2021 , 2.75% , 9/01/31 .............................. 160,000 149,104
Wildridge Public Improvement District No. 1 Improvement Area No. 4 , Special
Assessment , 144A, 2021 , 3.125% , 9/01/41 ............................. 628,000 514,914
City of Pilot Point ,
c
Bryson Ranch Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.25% , 9/15/35 .............................. 500,000 532,857
c
Bryson Ranch Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 6.125% , 9/15/45 ............................. 927,000 976,060
c
Bryson Ranch Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 6.375% , 9/15/55 ............................. 1,790,000 1,855,904
c
Bryson Ranch Public Improvement District Zone A Remainder Area , Special
Assessment , 144A, 2025 , 6% , 9/15/35 ................................ 301,000 317,407
c
Bryson Ranch Public Improvement District Zone A Remainder Area , Special
Assessment , 144A, 2025 , 7.125% , 9/15/55 ............................. 1,004,000 1,040,469

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Pilot Point, (continued)
c
Bryson Ranch Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.25% , 9/15/35 .............................. $ 250,000 $ 266,088
c
Bryson Ranch Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 6.125% , 9/15/45 ............................. 650,000 684,400
c
Bryson Ranch Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 6.375% , 9/15/55 ............................. 1,390,000 1,441,177
c
Bryson Ranch Public Improvement District Zone B Remainder Area , Special
Assessment , 144A, 2025 , 6% , 9/15/35 ................................ 251,000 264,382
c
Bryson Ranch Public Improvement District Zone B Remainder Area , Special
Assessment , 144A, 2025 , 7.125% , 9/15/55 ............................. 1,070,000 1,108,867
c
Creekview Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.25% , 9/15/32 .............................. 200,000 209,776
c
Creekview Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.5% , 9/15/42 ............................... 800,000 826,627
c
Creekview Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.625% , 9/15/52 ............................. 1,000,000 1,005,880
c
Creekview Public Improvement District Zone A Remainder Area , Special Assessment ,
144A, 2022 , 5.75% , 9/15/32 ........................................ 200,000 209,936
c
Creekview Public Improvement District Zone A Remainder Area , Special Assessment ,
144A, 2022 , 6.125% , 9/15/52 ....................................... 2,078,000 2,127,148
c
Creekview Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.25% , 9/15/32 .............................. 300,000 314,664
c
Creekview Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.5% , 9/15/42 ............................... 750,000 774,963
f
Maverick Farms Public Improvement District Major Improvement Area , Special
Assessment , 2026 , 6.75% , 9/15/46 ................................... 1,207,000 1,220,208
f
Maverick Farms Public Improvement District Major Improvement Area , Special
Assessment , 2026 , 7% , 9/15/56 ..................................... 907,000 910,282
f
Maverick Farms Public Improvement District Major Improvement Area No. 1 , Special
Assessment , 2026 , 6.25% , 9/15/56 ................................... 2,350,000 2,358,833
c
Mobberly Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 5.125% , 9/15/32 ....................................... 500,000 517,201
c
Mobberly Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 5.5% , 9/15/48 ......................................... 4,026,000 4,049,976
c
Mobberly Public Improvement District Improvement Area No. 1B , Special
Assessment , 144A, 2023 , 5.625% , 9/15/48 ............................. 926,000 936,122
c
Mobberly Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2022 , 5.625% , 9/15/32 ....................................... 810,000 862,400
c
Mobberly Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2022 , 6% , 9/15/52 ........................................... 4,001,000 4,068,645
c
Mobberly Public Improvement District Major Improvement Area , Special Assessment ,
144A, 2022 , 6.5% , 9/15/52 ......................................... 1,600,000 1,670,215
c
City of Plano ,
Collin Creek East Public Improvement District , Special Assessment , 144A, 2021 ,
4.375% , 9/15/51 ................................................. 7,342,000 6,087,551
Collin Creek West Public Improvement District , Special Assessment , 144A, 2021 ,
4% , 9/15/51 .................................................... 2,192,000 1,788,712
Haggard Farm Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7.5% , 9/15/53 ............................... 1,000,000 1,054,005
Haggard Farm Public Improvement District Major Improvement Area Project , Special
Assessment , 144A, 2023 , 8.25% , 9/15/43 .............................. 1,250,000 1,339,984
Haggard Farm Public Improvement District Major Improvement Area Project , Special
Assessment , 144A, 2023 , 8.5% , 9/15/53 ............................... 2,193,000 2,307,255
c
City of Princeton ,
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
3.375% , 9/01/30 ................................................. 180,000 176,753

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Princeton, (continued)
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
3.875% , 9/01/40 ................................................. $ 650,000 $ 622,244
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
4.125% , 9/01/50 ................................................. 930,000 802,427
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2022 , 3.75% ,
9/01/27 ........................................................ 86,000 86,080
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2022 , 4% ,
9/01/32 ........................................................ 280,000 281,854
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2022 ,
4.375% , 9/01/52 ................................................. 1,117,000 988,824
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 3% ,
9/01/31 ........................................................ 126,000 120,389
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 3.375% ,
9/01/41 ........................................................ 325,000 275,297
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 4% ,
9/01/51 ........................................................ 431,000 355,487
Eastridge Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 4.75% , 9/01/32 ........................................ 380,000 399,665
Eastridge Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2023 , 5.25% , 9/01/43 ........................................ 1,155,000 1,183,973
Eastridge Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/53 ......................................... 1,220,000 1,221,235
Eastridge Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2024 , 4.25% , 9/01/31 ........................................ 256,000 262,253
Eastridge Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2024 , 5% , 9/01/44 ........................................... 713,000 722,069
Eastridge Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2024 , 5.25% , 9/01/54 ........................................ 491,000 489,438
Sicily Public Improvement District Major improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7% , 9/01/43 ................................ 1,000,000 1,052,498
Sicily Public Improvement District Major improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7% , 9/01/53 ................................ 2,000,000 2,049,276
Sicily Public Improvement District Major improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7.875% , 9/01/53 ............................. 1,000,000 1,033,425
Southbridge Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2024 , 5.25% , 9/01/44 .............................. 500,000 509,067
Southbridge Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2024 , 5.5% , 9/01/54 ............................... 1,100,000 1,100,427
Southridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.25% , 9/01/43 .............................. 1,355,000 1,453,917
Southridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.375% , 9/01/53 ............................. 1,380,000 1,438,051
Whitewing Trails Public Improvement District No. 2 Phase 2 , Special Assessment ,
144A, 2023 , 4.25% , 9/01/30 ........................................ 164,000 165,772
Whitewing Trails Public Improvement District No. 2 Phase 2 , Special Assessment ,
144A, 2023 , 5.375% , 9/01/53 ....................................... 2,041,000 2,051,823
Winchester Crossing Public Improvement District No. 3 , Special Assessment , 144A,
2024 , 5.375% , 9/01/54 ............................................ 225,000 223,162
Winchester Public Improvement District , Special Assessment , 144A, 2020 , 3.25% ,
9/01/30 ........................................................ 200,000 193,360
Winchester Public Improvement District , Special Assessment , 144A, 2020 , 3.75% ,
9/01/40 ........................................................ 470,000 443,630
Winchester Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 675,000 562,431
Winchester Public Improvement District , Special Assessment , 144A, 2021 , 2.875% ,
9/01/31 ........................................................ 110,000 102,973

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Princeton, (continued)
Winchester Public Improvement District , Special Assessment , 144A, 2021 , 3.25% ,
9/01/41 ........................................................ $ 518,000 $ 431,752
Winchester Public Improvement District , Special Assessment , 144A, 2021 , 4% ,
9/01/51 ........................................................ 616,000 497,699
Winchester Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
4.75% , 9/01/32 .................................................. 461,000 476,094
Winchester Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
5.25% , 9/01/52 .................................................. 2,220,000 2,241,601
Windmore Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.5% , 9/01/54 ............................... 565,000 568,316
c
City of Red Oak ,
Red Oak Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 2.625% , 9/15/26 ............................. 130,000 129,386
Red Oak Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.125% , 9/15/31 ............................. 354,000 328,060
Red Oak Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.375% , 9/15/41 ............................. 500,000 423,078
c
City of Rowlett ,
Trails at Cottonwood Creek Public Improvement District Neighborhood Improvement
Area No. 1 , Special Assessment , 144A, 2021 , 3.125% , 9/15/31 .............. 175,000 166,282
Trails at Cottonwood Creek Public Improvement District Neighborhood Improvement
Area No. 1 , Special Assessment , 144A, 2021 , 3.75% , 9/15/41 ............... 820,000 757,828
c
City of Royse City ,
Creekshaw Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.625% , 9/15/30 ............................. 225,000 220,810
Creekshaw Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4.125% , 9/15/40 ............................. 590,000 569,117
Creekshaw Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4.375% , 9/15/50 ............................. 715,000 627,914
Creekshaw Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 5.875% , 9/15/42 ............................. 589,000 619,151
Creekshaw Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 6% , 9/15/52 ................................ 1,267,000 1,298,831
Creekshaw Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 , 4.375% , 9/15/30 ............................. 210,000 210,695
Creekshaw Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 , 5.125% , 9/15/50 ............................. 575,000 554,781
Creekside Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 3.375% , 9/15/30 ....................................... 450,000 438,278
Creekside Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 3.875% , 9/15/40 ....................................... 1,190,000 1,138,430
Creekside Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 4.125% , 9/15/50 ....................................... 1,780,000 1,485,100
Liberty Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.375% , 9/15/53 ............................. 1,182,000 1,218,323
Waterscape Public Improvement District Area No. 4 , Special Assessment , 144A,
2024 , 5.875% , 9/15/54 ............................................ 1,000,000 1,016,370
Waterscape Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2019 , 4.75% , 9/15/49 .............................. 1,495,000 1,416,923
c
City of Sachse ,
Sachse Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 7% ,
9/15/52 ........................................................ 750,000 822,408
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.25% , 9/15/30 .............................. 405,000 389,602
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.75% , 9/15/40 .............................. 1,070,000 1,009,264

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Sachse, (continued)
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4% , 9/15/50 ................................ $ 1,485,000 $ 1,229,696
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 6% , 9/15/50 ................................ 200,000 210,407
Sachse Public Improvement District No. 1 Major Improvement Area , Special
Assessment , 144A, 2020 , 5.375% , 9/15/40 ............................. 1,600,000 1,670,284
Sachse Public Improvement District No. 1 Major Improvement Area , Special
Assessment , 144A, 2020 , 5.625% , 9/15/50 ............................. 2,235,000 2,284,224
City of San Marcos ,
c
Trace Public Improvement District , Special Assessment , 144A, 2024 , 6% , 9/01/48 . 1,295,000 1,302,327
Whisper Public Improvement District , Special Assessment , 2020 , 4.875% , 9/01/30 . 305,000 309,814
Whisper Public Improvement District , Special Assessment , 2020 , 5.375% , 9/01/40 . 1,300,000 1,343,006
Whisper Public Improvement District , Special Assessment , 2020 , 5.625% , 9/01/50 . 1,300,000 1,311,884
c
Whisper South Public Improvement District , Special Assessment , 144A, 2022 ,
3.75% , 9/01/27 .................................................. 100,000 99,561
c
Whisper South Public Improvement District , Special Assessment , 144A, 2022 , 4% ,
9/01/32 ........................................................ 425,000 421,922
c
City of Sinton ,
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.375% , 9/01/27 ................................................. 175,000 175,513
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.75% , 9/01/32 .................................................. 660,000 662,993
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
5.125% , 9/01/42 ................................................. 1,000,000 1,016,188
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
5.25% , 9/01/51 .................................................. 1,250,000 1,247,362
c
City of Terrell ,
Arboretum Estates Public Improvement District No. 6 Major Improvement Area
Project , Special Assessment , 144A, 2025 , 6.25% , 9/15/55 .................. 2,625,000 2,717,319
Arboretum Estates Public Improvement District No. 6 Major Improvement Area
Project , Special Assessment , 144A, 2025 , 7% , 9/15/55 .................... 2,625,000 2,695,540
c
City of Tomball ,
Raburn Reserve Public Improvement District Area No. 2 , Special Assessment , 144A,
2023 , 5.75% , 9/15/52 ............................................. 1,000,000 1,026,810
Raburn Reserve Public Improvement District Area No. 3 , Special Assessment , 144A,
2023 , 6% , 9/15/53 ................................................ 1,307,000 1,360,001
Raburn Reserve Public Improvement District improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.375% , 9/15/30 ............................. 185,000 180,781
c
City of Uhland ,
Anderson Park Public Improvement District Area No. 1 , Special Assessment , 144A,
2024 , 5.5% , 9/01/55 .............................................. 950,000 946,630
Watermill Public Improvement District , Special Assessment , 144A, 2022 , 6.625% ,
9/01/52 ........................................................ 3,000,000 3,124,891
c
City of Venus ,
Brahman Ranch Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
6.25% , 9/15/42 .................................................. 1,000,000 1,033,026
Brahman Ranch Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
6.5% , 9/15/52 ................................................... 1,009,000 1,025,241
Patriot Estates Public Improvement District , Special Assessment , 144A, 2021 ,
3.125% , 9/15/31 ................................................. 166,000 156,550
Patriot Estates Public Improvement District , Special Assessment , 144A, 2021 ,
3.375% , 9/15/41 ................................................. 994,000 841,080
c
City of Waxahachie ,
North Grove Public Improvement District , Special Assessment , 144A, 2022 , 5.125% ,
8/15/32 ........................................................ 302,000 317,612

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Waxahachie, (continued)
North Grove Public Improvement District , Special Assessment , 144A, 2022 , 5.5% ,
8/15/52 ........................................................ $ 2,395,000 $ 2,411,054
c
City of Wharton , Special Assessment , 144A, 2025 , 6% , 9/15/55 ................. 1,100,000 1,130,460
c
Club Municipal Management District No. 1 ,
Improvement Area No. 2 , Special Assessment , 144A, 2021 , 2.5% , 9/01/26 ....... 56,000 55,720
Improvement Area No. 2 , Special Assessment , 144A, 2021 , 3% , 9/01/31 ........ 267,000 250,940
Improvement Area No. 3 , Special Assessment , 144A, 2024 , 5.1% , 9/01/44 ....... 500,000 509,125
c
Conroe Local Government Corp. , Conroe Convention Center Hotel , Revenue, Second
Lien , 144A, 2021 B , 3.5% , 10/01/31 .................................... 450,000 413,263
c
County of Bastrop , Double Eagle Ranch Public Improvement District Improvement Area
No. 2 , Special Assessment , 144A, 2024 , 5.5% , 9/01/54 ..................... 775,000 791,031
c
County of Denton ,
Green Meadows Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.625% , 12/31/55 ............................ 2,260,000 2,326,233
Green Meadows Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 5.875% , 12/31/45 ............................ 3,100,000 3,218,263
Green Meadows Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 6.125% , 12/31/55 ............................ 4,550,000 4,714,812
Tabor Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.25% , 12/31/44 .................. 1,750,000 1,782,766
Tabor Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.625% , 12/31/54 ................. 3,100,000 3,127,488
c
County of Hays ,
La Cima Public Improvement District , Special Assessment , 144A, 2020 , 3.25% ,
9/15/30 ........................................................ 100,000 95,600
La Cima Public Improvement District , Special Assessment , 144A, 2020 , 3.75% ,
9/15/40 ........................................................ 800,000 760,422
La Cima Public Improvement District , Special Assessment , 144A, 2025 , Refunding ,
5.625% , 9/15/45 ................................................. 1,513,000 1,541,801
La Cima Public Improvement District Neighborhood Improvement Area No. 3 , Special
Assessment , 144A, 2022 , 5.75% , 9/15/52 .............................. 3,375,000 3,445,967
c
County of Medina ,
Haby Farms Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.875% , 9/01/54 ............................. 1,135,000 1,149,625
f
Viera Public Improvement District 1 Improvement Area No. 1 Project , Special
Assessment , 144A, 2026 , 5.75% , 9/01/56 .............................. 1,000,000 1,003,026
Woodlands Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.875% , 9/01/31 ............................. 640,000 641,379
Woodlands Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.25% , 9/01/41 .............................. 780,000 785,783
Woodlands Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.5% , 9/01/50 ............................... 1,160,000 1,144,134
Woodlands Public Improvement District Neighborhood Improvement Area No. 1 ,
Special Assessment , 144A, 2021 , 3.5% , 9/01/26 ......................... 100,000 99,989
Woodlands Public Improvement District Neighborhood Improvement Area No. 1 ,
Special Assessment , 144A, 2021 , 4.125% , 9/01/31 ....................... 400,000 397,608
Woodlands Public Improvement District Neighborhood Improvement Area No. 1 ,
Special Assessment , 144A, 2021 , 4.5% , 9/01/41 ......................... 1,085,000 1,063,219
County of Montgomery ,
Crockett Meadows Public Improvement District Improvement Area No. 1 , Special
Assessment , 2025 , 5.25% , 9/15/45 ................................... 1,125,000 1,139,847
Crockett Meadows Public Improvement District Improvement Area No. 1 , Special
Assessment , 2025 , 5.5% , 9/15/54 .................................... 1,750,000 1,760,435
Meadow Park Public Improvement District Improvement Area No. 1 , Special
Assessment , 2025 , 5.375% , 9/15/54 .................................. 814,000 816,118

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
East Waller County Management District ,
Sofi Lakes Sections 1 & 2 Assessments , Special Assessment , 144A, 2025 , 5% ,
9/15/35 ........................................................ $ 885,000 $ 923,104
Sofi Lakes Sections 1 & 2 Assessments , Special Assessment , 144A, 2025 , 6% ,
9/15/45 ........................................................ 1,965,000 2,050,882
Sofi Lakes Sections 1 & 2 Assessments , Special Assessment , 144A, 2025 , 6.25% ,
9/15/55 ........................................................ 2,295,000 2,365,530
FW Texas Street Public Facility Corp. , Revenue , 2025 , 5% , 5/01/38 .............. 10,000,000 10,852,974
Grand Parkway Transportation Corp. , Revenue , 2013 B , 5.8% , 10/01/45 .......... 10,000,000 10,588,543
Harris County Cultural Education Facilities Finance Corp. , Brazos Presbyterian Homes
Obligated Group , Revenue , 2016 , Refunding , 5% , 1/01/48 ................... 5,000,000 4,950,315
c
Joshua Farms Municipal Management District No. 1 ,
Special Assessment , 144A, 2023 , 4.375% , 9/01/30 ......................... 320,000 325,156
Special Assessment , 144A, 2023 , 5.5% , 9/01/53 .......................... 3,393,000 3,407,607
Karis Municipal Management District of Tarrant County ,
Improvement Area No. 1 , Special Assessment , 2024 , 5% , 12/01/44 ............ 746,000 745,782
Improvement Area No. 1 , Special Assessment , 2024 , 5.25% , 12/01/53 .......... 828,000 805,335
d
Mesquite Health Facilities Development Corp. ,
Christian Care Centers, Inc. Obligated Group , Revenue , 2014 , Refunding , 5% ,
2/15/36 ........................................................ 1,000,000 3,384
Christian Care Centers, Inc. Obligated Group , Revenue , 2014 , Refunding , 5.125% ,
2/15/42 ........................................................ 3,750,000 12,690
Christian Care Centers, Inc. Obligated Group , Revenue , 2016 , Refunding , 5% ,
2/15/35 ........................................................ 5,175,000 17,512
c
Mission Economic Development Corp. , Permian Basin Water Resources LLC ,
Revenue , 144A, 2025 A , 7% , 8/15/60 ................................... 8,000,000 8,307,149
New Hope Cultural Education Facilities Finance Corp. ,
d
Cardinal Bay, Inc. , Revenue , D , 6% , 7/01/26 ............................. 110,000 22,000
d
Cardinal Bay, Inc. , Revenue , D , 7% , 7/01/51 ............................. 5,110,000 1,022,000
CHF-Collegiate Housing College Station I LLC , Revenue , 2014 A , 5% , 4/01/46 .... 1,500,000 1,499,922
Longhorn Village Obligated Group , Revenue , 2017 , Refunding , 5% , 1/01/42 ...... 5,000,000 5,017,994
Longhorn Village Obligated Group , Revenue , 2017 , Refunding , 5% , 1/01/47 ...... 4,595,000 4,597,970
Morningside Ministries Obligated Group , Revenue , 2020 A , 5% , 1/01/55 ......... 4,100,000 3,512,677
NCCD-College Station Properties LLC , Revenue , A , 5% , 7/01/47 .............. 25,500,000 24,622,180
Presbyterian Village North Obligated Group , Revenue , 2018 , Refunding , 5% ,
10/01/39 ....................................................... 2,750,000 2,769,772
Presbyterian Village North Obligated Group , Revenue , 2018 , Refunding , 5.25% ,
10/01/49 ....................................................... 12,600,000 12,143,032
Presbyterian Village North Obligated Group , Revenue , 2020 A , 5.25% , 10/01/55 ... 2,495,000 2,346,940
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/39 ....................................................... 425,000 431,258
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/49 ....................................................... 1,180,000 1,095,643
Quality Senior Housing Foundation of East Texas, Inc. , Revenue, Second Tier, Sub.
Lien , 2019 B , 5.5% , 12/01/54 ....................................... 15,715,000 14,879,356
Quality Senior Housing Foundation of East Texas, Inc. , Revenue, Sub. Lien, Third
Tier , 2019 C , 6% , 12/01/54 ......................................... 5,465,000 5,258,372
Wesleyan Homes Obligated Group , Revenue , 2014 , 5.5% , 1/01/43 ............ 3,225,000 3,227,328
Wesleyan Homes Obligated Group , Revenue , 2014 , 5.5% , 1/01/49 ............ 1,015,000 1,015,188
Wesleyan Homes Obligated Group , Revenue , 2019 , Refunding , 5% , 1/01/50 ..... 865,000 833,635
Wesleyan Homes Obligated Group , Revenue , 2019 , Refunding , 5% , 1/01/55 ..... 3,220,000 3,043,285
North Texas Tollway Authority ,
g
Special Projects System , Revenue , 2011 B , Pre-Refunded , 5.31%, 9/01/37 ...... 7,500,000 4,133,526
Special Projects System , Revenue , 2011 C , Pre-Refunded , 7% , 9/01/43 ......... 10,000,000 12,138,735
c
Northwood Municipal Utility District No. 1 , GO , 144A, 2020 , Refunding , 4% , 8/01/31 . 1,070,000 1,070,416
c
Pecan Public Facility Corp. , Revenue, Sub. Lien , 144A, 2022 B , 6% , 12/01/52 ...... 5,075,000 4,012,624

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
Red River Health Facilities Development Corp. , Eden Home, Inc. Obligated Group ,
Revenue , 2012 , 7.25% , 12/15/42 ...................................... $ 11,000,000 $ 6,270,000
South Manvel Development Authority , City of Manvel Tax Increment Reinvestment
Zone No. 3 , Tax Allocation , 2023 , 5% , 4/01/38 ............................ 500,000 519,609
c
Town of Flower Mound ,
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 2.625% , 9/01/26 ........................................ 200,000 199,122
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 3.25% , 9/01/31 ......................................... 750,000 729,414
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 3.5% , 9/01/36 .......................................... 800,000 752,885
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 4% , 9/01/43 ............................................ 2,450,000 2,242,453
c
Town of Lakewood Village ,
Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 4.75% , 9/15/32 445,000 462,939
Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 5.25% , 9/15/42 1,400,000 1,451,774
c
Town of Little Elm ,
Spiritas East Public Improvement District , Special Assessment , 144A, 2022 , 3.25% ,
9/01/27 ........................................................ 71,000 70,228
Spiritas East Public Improvement District , Special Assessment , 144A, 2022 , 3.5% ,
9/01/32 ........................................................ 205,000 196,934
Spiritas East Public Improvement District , Special Assessment , 144A, 2022 , 3.75% ,
9/01/42 ........................................................ 529,000 472,227
Valencia Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
6.125% , 9/01/32 ................................................. 712,000 767,755
Valencia Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
6.875% , 9/01/52 ................................................. 2,700,000 2,821,794
c
Town of Providence Village , Foree Ranch Public Improvement District Improvement
Area No. 1 , Special Assessment , 144A, 2024 , 5.25% , 9/01/54 ................ 297,000 294,325
c
Travis County Development Authority ,
Bella Fortuna Public Improvement District , Special Assessment , 144A, 2024 , 5.375% ,
9/01/44 ........................................................ 843,000 871,683
Bella Fortuna Public Improvement District , Special Assessment , 144A, 2024 , 5.625% ,
9/01/51 ........................................................ 750,000 766,343
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2022 , 4.75% , 9/01/32 ................... 302,000 315,529
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2022 , 5.375% , 9/01/42 .................. 868,000 913,787
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2022 , 5.5% , 9/01/52 .................... 1,244,000 1,259,183
Viridian Municipal Management District ,
Viridian Public Improvement District , Special Assessment , 2020 , 2.875% , 12/01/30 . 258,000 244,110
Viridian Public Improvement District , Special Assessment , 2020 , 3.125% , 12/01/35 . 415,000 370,347
Viridian Public Improvement District , Special Assessment , 2020 , 3.375% , 12/01/40 . 486,000 423,965
Viridian Public Improvement District , Special Assessment , 2020 , 3.5% , 12/01/47 .. 835,000 622,940
598,971,974
Utah 0.5%
c
MIDA Cormont Public Infrastructure District ,
GO , 144A, 2025 A-1 , 6.25% , 6/01/55 ................................... 2,225,000 2,345,937
g
GO , 144A, 2025 A-2 , 0.868%, 6/01/55 .................................. 2,250,000 1,945,473
c
MIDA Mountain Village Public Infrastructure District ,
Military Recreation Facility Project Area , Tax Allocation , 144A, 2024-1 , 5.125% ,
6/15/54 ........................................................ 2,000,000 2,002,788
Military Recreation Facility Project Area , Tax Allocation , 144A, 2024-2 , 6% , 6/15/54 5,000,000 5,159,036
Military Installation Development Authority ,
Military Recreation Facility Project Area , Revenue , 2021 A-1 , 4% , 6/01/52 ....... 3,000,000 2,512,868

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah (continued)
Military Installation Development Authority, (continued)
Military Recreation Facility Project Area , Revenue , 2021 A-2 , 4% , 6/01/52 ....... $ 2,745,000 $ 2,285,428
Point Phase 1 Public Infrastructure District No. 1 , Revenue , 2025 A-1 , 6.125% , 3/01/55 7,950,000 8,305,290
c
Utah Charter School Finance Authority ,
Mountain West Montessori Academy, Inc. , Revenue , 144A, 2020 A , 5% , 6/15/39 .. 475,000 475,846
Mountain West Montessori Academy, Inc. , Revenue , 144A, 2020 A , 5% , 6/15/49 .. 825,000 751,591
25,784,257
Virginia 0.4%
Henrico County Economic Development Authority ,
Virginia United Methodist Homes, Inc. Obligated Group , Revenue , 2019 A , 5% ,
6/01/44 ........................................................ 3,550,000 3,571,409
Virginia United Methodist Homes, Inc. Obligated Group , Revenue , 2019 A , 5% ,
6/01/49 ........................................................ 4,065,000 3,960,509
c
Virginia Small Business Financing Authority , P3 VB Holdings LLC , Revenue, Senior
Lien , 144A, 2023 A , 8.5% , 12/01/52 .................................... 11,000,000 10,727,537
18,259,455
Washington 1.4%
Jefferson County Public Hospital District No. 2 , Revenue , 2023 A , Refunding , 6.875% ,
12/01/53 ........................................................ 10,000,000 10,451,747
e
Washington Economic Development Finance Authority , Propeller Airports Paine Field
LLC , Revenue , A , Mandatory Put , 8.5% , 3/01/27 .......................... 22,750,000 22,713,966
c
Washington State Housing Finance Commission ,
eliseo Obligated Group , Revenue , 144A, 2021 A , Refunding , 4% , 1/01/51 ........ 15,070,000 10,578,730
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
2019 A , 5% , 1/01/55 .............................................. 4,700,000 4,300,940
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
A , Refunding , 5% , 1/01/46 ......................................... 2,250,000 2,186,648
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
A , Refunding , 5% , 1/01/51 ......................................... 1,700,000 1,580,110
Spokane United Methodist Homes Obligated Group , Revenue , 144A, 2019 , 5% ,
1/01/55 ........................................................ 9,020,000 8,088,419
Spokane United Methodist Homes Obligated Group , Revenue , 144A, 2020 A , 5% ,
1/01/51 ........................................................ 6,000,000 5,463,844
65,364,404
West Virginia 0.1%
c
County of Monongalia ,
Monongalia County Building Commission Development District No. 4 , Tax Allocation ,
144A, 2023 A , Refunding , 5.75% , 6/01/43 .............................. 880,000 948,781
Monongalia County Building Commission Development District No. 4 , Tax Allocation ,
144A, 2023 A , Refunding , 6% , 6/01/53 ................................ 1,755,000 1,852,249
2,801,030
Wisconsin 3.9%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 8,575,000 9,167,972
g
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 76,350,000 38,396,652
A&T Real Estate Foundation LLC , Revenue , 2019 B , 5% , 6/01/49 ............. 2,675,000 2,607,023
Coral Academy of Science Las Vegas , Revenue , 2017 A , 5% , 7/01/53 .......... 4,345,000 4,138,586
c
Coral Academy of Science Reno , Revenue , 144A, 2022 A , 6% , 6/01/62 ......... 1,565,000 1,553,266
c
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 5,500,000 5,735,344
c
Eno River Academy , Revenue , 144A, 2020 A , 5% , 6/15/54 ................... 1,380,000 1,291,048
c
Estancia Valley Classical Academy , Revenue , 144A, 2021 A , Refunding , 4% , 7/01/41 1,000,000 831,521
c
Estancia Valley Classical Academy , Revenue , 144A, 2021 A , Refunding , 4.25% ,
7/01/51 ........................................................ 5,345,000 3,907,630

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
c
FAH Tree House LLC , Revenue , 144A, 2023 B , 6.625% , 2/01/46 .............. $ 11,095,000 $ 9,363,220
c
Foundation Academy Charter School A NJ Nonprofit Corp. , Revenue , 144A, 2024 ,
5% , 7/01/60 .................................................... 1,000,000 913,038
c
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/49 .. 6,600,000 6,472,332
c
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/54 .. 2,920,000 2,816,179
c
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 5,670,000 5,966,018
c
High Desert Montessori Charter School , Revenue , 144A, 2021 A , 5% , 6/01/36 .... 300,000 286,628
c
High Desert Montessori Charter School , Revenue , 144A, 2021 A , 5% , 6/01/51 .... 1,000,000 782,337
c
High Desert Montessori Charter School , Revenue , 144A, 2021 A , 5% , 6/01/61 .... 1,275,000 957,176
c
Hope Housing Foundation Obligated Group , Revenue, Sub. Lien , 144A, 2022 C ,
4.6% , 12/01/37 .................................................. 5,460,000 5,004,334
c
Masonic & Eastern Star Home of NC, Inc. Obligated Group , Revenue , 144A, 2017 ,
Refunding , 5% , 3/01/52 ............................................ 4,100,000 3,657,591
c
Masonic & Eastern Star Home of NC, Inc. Obligated Group , Revenue , 144A, 2020 A ,
5.25% , 3/01/55 .................................................. 12,975,000 11,913,899
c
Ocean Academy Charter School , Revenue , 144A, 2021 , 5% , 10/15/41 .......... 570,000 559,491
c
Ocean Academy Charter School , Revenue , 144A, 2021 , 5% , 10/15/51 .......... 1,130,000 1,004,760
c,g
Patriot Services Group Obligated Group , Revenue , 144A, 2024 B , Refunding , 5.39%,
12/01/35 ....................................................... 39,830,000 23,874,711
c,g
Pine Forest 2022 Obligated Group , Revenue, Sub. Lien , 144A, 2022 , 2.279%,
12/01/45 ....................................................... 11,680,000 9,155,777
c
Signature Preparatory, Inc. , Revenue , 144A, 2021 A , 5% , 6/15/51 ............. 2,250,000 2,007,367
c
Signature Preparatory, Inc. , Revenue , 144A, 2021 A , 5% , 6/15/56 ............. 2,465,000 2,143,897
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 5.75% , 12/31/65 ...... 8,000,000 8,375,186
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 6.5% , 12/31/65 ....... 5,000,000 5,564,873
Triad Math & Science Academy Co. , Revenue , 2025 , Refunding , 5.25% , 6/15/65 .. 2,250,000 2,088,217
c
UHF RISE Student Housing LLC , Revenue , 144A, 2021 A-2 , 5.35% , 7/01/40 ..... 3,000,000 2,532,075
c
UHF RISE Student Housing LLC , Revenue , 144A, 2021 B , 5.25% , 7/01/61 ....... 2,000,000 1,606,785
c
UMA Education, Inc. , Revenue , 144A, 2019 A , Refunding , 5% , 10/01/39 ......... 2,000,000 2,060,033
Wisconsin Health & Educational Facilities Authority ,
Chiara Communities, Inc. , Revenue , 2018 C , 6% , 7/01/28 ................... 90,000 89,465
Chiara Communities, Inc. , Revenue , 2018 C , 6.5% , 7/01/33 .................. 300,000 299,950
Chiara Communities, Inc. , Revenue , 2018 C , 7% , 7/01/43 ................... 1,000,000 944,581
Chiara Communities, Inc. , Revenue , 2018 C , 7.5% , 7/01/53 .................. 6,620,000 6,092,347
HOPE Christian Schools Obligated Group , Revenue , 2021 , 4% , 12/01/41 ........ 850,000 703,949
PHW Menomonee Falls, Inc. , Revenue , 2024 , 6.125% , 10/01/59 .............. 1,000,000 1,044,987
185,910,245
U.S. Territories 6.4%
District of Columbia 0.9%
District of Columbia , Tobacco Settlement Financing Corp. , Revenue , 2006 A , 7.26%,
6/15/46 ......................................................... 175,000,000 42,165,935
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
4,350,000 4,426,969
Puerto Rico 5.4%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ...................... 2,500,000 2,538,342
Commonwealth of Puerto Rico ,
h
GO , FRN , Zero Cpn., 11/01/43 ........................................ 1 1
GO , 2022 A-1 , 5.75% , 7/01/31 ........................................ 666,031 740,112
GO , 2022 A-1 , 4% , 7/01/35 .......................................... 13,786,998 14,023,648
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 27,512,915 27,569,765
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 18,434,144 17,891,690
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 49,278 44,490
g
GO , 2022 A-1 , 4.18%, 7/01/33 ........................................ 2,011,366 1,489,300

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ................... $ 19,729,608 $ 19,404,904
HTA CL 6 Trust , Revenue , L-2028 , 5.25% , 7/01/38 .......................... 1,239,120 1,239,393
c
Puerto Rico Commonwealth Aqueduct & Sewer Authority ,
Revenue , 144A, 2021 B , Refunding , 4% , 7/01/42 .......................... 2,500,000 2,428,231
Revenue, Senior Lien , 144A, 2020 A , Refunding , 5% , 7/01/47 ................ 16,750,000 16,787,559
d
Puerto Rico Electric Power Authority ,
Revenue , 1 , 10% , 1/01/21 ........................................... 6,000,000 4,005,000
Revenue , 2 , 10% , 7/01/21 ........................................... 6,000,000 4,005,000
Revenue , 2013 A , 10% , 7/01/19 ....................................... 5,500,000 3,671,250
Revenue , 2013 A , 7.25% , 7/01/30 ..................................... 1,675,000 1,118,062
Revenue , 2016 B-1 , 10% , 7/01/19 ..................................... 5,500,000 3,671,250
Revenue , 3 , 10% , 1/01/22 ........................................... 1,989,500 1,327,991
Revenue , 4 , 10% , 7/01/22 ........................................... 1,989,499 1,327,991
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 A , 6.625% , 1/01/27 .................................... 1,381,057 1,380,742
Revenue , 2000 A , 6.625% , 1/01/28 .................................... 10,533,091 10,552,406
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 45,065,000 44,232,582
g
Sales Tax , Revenue , A-1 , 5.16%, 7/01/46 ................................ 25,400,000 9,136,649
g
Sales Tax , Revenue , A-1 , 5.41%, 7/01/51 ................................ 206,837,000 54,420,345
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 12,000,000 12,024,821
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 6,000,000 5,813,474
260,844,998
Total U.S. Territories .................................................................... 307,437,902
Total Municipal Bonds (Cost $ 4,469,630,573 ) ...................................
4,474,798,818
Total Long Term Investments (Cost $ 4,710,089,822 ) .............................
4,707,087,841
a
a a a a
Short Term Investments 1.2%
Municipal Bonds 1.2%
Colorado 0.1%
i
Colorado Health Facilities Authority , Children's Hospital Colorado Obligated Group ,
Revenue , 2020 A , Refunding , LOC TD Bank NA , Daily VRDN and Put , 1.9% ,
12/01/52 ........................................................ 3,000,000 3,000,000
Georgia 0.3%
i
Roswell Development Authority , WellStar Health System Obligated Group , Revenue ,
2025 A , LOC Truist Bank , Daily VRDN and Put , 1.9% , 4/01/47 ................ 16,200,000 16,200,000
Minnesota 0.2%
i
City of Rochester , Mayo Clinic , Revenue , 2025 D , LOC Barclays Bank plc , Daily VRDN
and Put , 1.25% , 11/15/64 ............................................ 7,200,000 7,200,000
New Jersey 0.0%
†
i
New Jersey Health Care Facilities Financing Authority , Virtua Health Obligated Group ,
Revenue , 2009 C , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 0.3% ,
7/01/43 ......................................................... 1,000,000 1,000,000
New York 0.4%
i
City of New York , GO , 2014 I-3 , SPA US Bank NA , Daily VRDN and Put , 1.95% ,
3/01/44 ......................................................... 21,090,000 21,090,000

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 348 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
New York (continued)
i
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
BB-1 A , SPA State Street Bank & Trust Co. , Daily VRDN and Put , 2% , 6/15/49 .... $ 2,090,000 $ 2,090,000
23,180,000
Oregon 0.1%
i
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 B ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 1.9% , 8/01/34 ............. 6,500,000 6,500,000
Pennsylvania 0.1%
i
Philadelphia Authority for Industrial Development , Children's Hospital of Philadelphia
Obligated Group , Revenue , 2024 B-1 , SPA JPMorgan Chase Bank NA , Daily VRDN
and Put , 1.85% , 7/01/54 ............................................. 2,000,000 2,000,000
Total Municipal Bonds (Cost $ 59,080,000 ) ......................................
59,080,000
Total Short Term Investments (Cost $ 59,080,000 ) ................................
59,080,000
a
Total Investments (Cost $ 4,769,169,822 ) 99.1% ..................................
$4,766,167,841
Other Assets, less Liabilities 0.9% .............................................
42,118,250
Net Assets 100.0% ...........................................................
$4,808,286,091
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $1,631,574,117, representing 33.9% of net assets.
d
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
e
The maturity date shown represents the mandatory put date.
f
Security purchased on a when-issued basis. See Note 1(b).
g
The rate shown represents the yield at period end.
h
The coupon rate shown represents the rate at period end.
i
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.25 $10.21 $9.96 $11.03 $11.28
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.28 0.27 0.25 0.24
Net realized and unrealized gains (losses) ........... (0.01) 0.04 0.25 (1.08) (0.25)
Total from investment operations .................... 0.29 0.32 0.52 (0.83) (0.01)
Less distributions from:
Net investment income .......................... (0.30) (0.28) (0.27) (0.24) (0.24)
Net asset value, end of year ....................... $10.24 $10.25 $10.21 $9.96 $11.03
Total return
d
................................... 2.99% 3.23% 5.34% (7.49)% (0.17)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.95% 0.93% 0.90% 0.89% 0.87%
Expenses net of waiver and payments by affiliates ....... 0.90% 0.90%
e
0.90%
e,f
0.89%
e
0.87%
e
Net investment income ........................... 3.02% 2.78% 2.75% 2.42% 2.07%
Supplemental data
Net assets , end of year (000’s) ..................... $53,346 $57,889 $62,108 $60,153 $69,773
Portfolio turnover rate ............................ 13.78% 17.30% 8.52% 11.69% 16.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.25 $10.20 $9.95 $11.03 $11.28
Income from investment operations
b
:
Net investment income
c
......................... 0.32 0.30 0.29 0.26 0.25
Net realized and unrealized gains (losses) ........... (0.01) 0.05 0.25 (1.08) (0.25)
Total from investment operations .................... 0.31 0.35 0.54 (0.82) —
Less distributions from:
Net investment income .......................... (0.32) (0.30) (0.29) (0.26) (0.25)
Net asset value, end of year ....................... $10.24 $10.25 $10.20 $9.95 $11.03
Total return
d
................................... 3.14% 3.49% 5.50% (7.45)% (0.02)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.80% 0.78% 0.75% 0.74% 0.72%
Expenses net of waiver and payments by affiliates ....... 0.75% 0.75%
e
0.75%
e,f
0.74%
e
0.72%
e
Net investment income ........................... 3.17% 2.93% 2.90% 2.57% 2.22%
Supplemental data
Net assets , end of year (000’s) ..................... $119,008 $137,040 $158,862 $175,906 $234,499
Portfolio turnover rate ............................ 13.78% 17.30% 8.52% 11.69% 16.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.42 $10.37 $10.12 $11.21 $11.46
Income from investment operations
b
:
Net investment income
c
......................... 0.26 0.24 0.23 0.20 0.19
Net realized and unrealized gains (losses) ........... (0.01) 0.05 0.25 (1.09) (0.25)
Total from investment operations .................... 0.25 0.29 0.48 (0.89) (0.06)
Less distributions from:
Net investment income .......................... (0.26) (0.24) (0.23) (0.20) (0.19)
Net asset value, end of year ....................... $10.41 $10.42 $10.37 $10.12 $11.21
Total return
d
................................... 2.52% 2.86% 4.83% (7.92)% (0.57)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.34% 1.32% 1.29% 1.28% 1.26%
Expenses net of waiver and payments by affiliates ....... 1.29% 1.29%
e
1.29%
e,f
1.28%
e
1.26%
e
Net investment income ........................... 2.56% 2.33% 2.29% 1.97% 1.64%
Supplemental data
Net assets , end of year (000’s) ..................... $4,217 $7,186 $8,767 $12,724 $19,991
Portfolio turnover rate ............................ 13.78% 17.30% 8.52% 11.69% 16.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.25 $10.20 $9.96 $11.03 $11.28
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.31 0.30 0.28 0.27
Net realized and unrealized gains (losses) ........... (0.01) 0.05 0.24 (1.08) (0.25)
Total from investment operations .................... 0.32 0.36 0.54 (0.80) 0.02
Less distributions from:
Net investment income .......................... (0.33) (0.31) (0.30) (0.27) (0.27)
Net asset value, end of year ....................... $10.24 $10.25 $10.20 $9.96 $11.03
Total return .................................... 3.28% 3.62% 5.54% (7.22)% 0.12%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.66% 0.63% 0.62% 0.61% 0.59%
Expenses net of waiver and payments by affiliates ....... 0.62% 0.62%
d
0.62%
d,e
0.60%
d
0.58%
d
Net investment income ........................... 3.30% 3.06% 3.04% 2.72% 2.36%
Supplemental data
Net assets , end of year (000’s) ..................... $6,524 $8,465 $7,967 $6,306 $8,031
Portfolio turnover rate ............................ 13.78% 17.30% 8.52% 11.69% 16.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.25 $10.21 $9.96 $11.03 $11.28
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.31 0.30 0.27 0.26
Net realized and unrealized gains (losses) ........... (0.01) 0.04 0.25 (1.07) (0.24)
Total from investment operations .................... 0.32 0.35 0.55 (0.80) 0.02
Less distributions from:
Net investment income .......................... (0.33) (0.31) (0.30) (0.27) (0.27)
Net asset value, end of year ....................... $10.24 $10.25 $10.21 $9.96 $11.03
Total return .................................... 3.24% 3.49% 5.60% (7.26)% 0.08%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.70% 0.68% 0.65% 0.65% 0.62%
Expenses net of waiver and payments by affiliates ....... 0.65% 0.65%
d
0.65%
d,e
0.65%
d
0.62%
d
Net investment income ........................... 3.27% 3.04% 3.00% 2.67% 2.32%
Supplemental data
Net assets , end of year (000’s) ..................... $35,050 $36,560 $31,551 $36,351 $42,264
Portfolio turnover rate ............................ 13.78% 17.30% 8.52% 11.69% 16.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2026
Franklin Louisiana Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.0%
Florida 1.1%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... $ 500,000 $ 355,200
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.29%, 3/01/29 ........................................... 2,300,000 1,970,197
2,325,397
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 185,000 197,956
b
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 505,000 253,122
451,078
Louisiana 92.0%
Caddo Parish Parishwide School District , GO , 2021 , AG Insured , 3% , 3/01/36 ...... 505,000 503,615
City of Lafayette , Sales & Use Tax , Revenue , 2019 A , 5% , 5/01/44 .............. 2,350,000 2,457,778
City of Natchitoches , Utilities , Revenue , 2023 , AG Insured , 5.5% , 6/01/53 ......... 750,000 810,079
City of New Orleans ,
GO , 2021 A , 5% , 12/01/39 ........................................... 6,000,000 6,412,940
Sewerage Service , Revenue , 2020 B , 4% , 6/01/50 ......................... 1,300,000 1,162,076
City of Shreveport ,
GO , 2024 , AG Insured , 5% , 3/01/54 .................................... 4,950,000 5,092,754
Water & Sewer , Revenue , 2016 B , 5% , 12/01/41 .......................... 3,850,000 3,881,178
Water & Sewer , Revenue , 2020 B , Refunding , 3% , 12/01/50 .................. 5,070,000 3,670,670
Water & Sewer , Revenue , 2025 , Refunding , AG Insured , 5% , 12/01/40 .......... 1,000,000 1,130,019
East Baton Rouge Sewerage Commission , Revenue , 2019 A , Refunding , 4% , 2/01/45 3,000,000 3,003,366
East Ouachita Parish School District , GO , 2025 , 5.25% , 3/01/45 ................ 1,500,000 1,627,876
Greater New Orleans Expressway Commission , Revenue, Sub. Lien , 2025 , Refunding ,
AG Insured , 5% , 11/01/46 ........................................... 1,050,000 1,109,968
Greater Ouachita Water Co. , Revenue , 2024 , BAM Insured , 4.5% , 9/01/53 ........ 1,000,000 960,121
Jefferson Parish Consolidated Waterworks District No. 2 , Revenue , 2022 , Refunding ,
BAM Insured , 4% , 2/01/40 ........................................... 5,000,000 5,134,154
Jefferson Sales Tax District , Revenue , 2017 B , AG Insured , 5% , 12/01/42 ......... 2,250,000 2,300,686
Juban Crossing Economic Development District , Revenue , 2024 C , Refunding , 5% ,
9/15/54 ......................................................... 1,500,000 1,510,868
Lafayette Parish School Board ,
Sale Tax , Revenue , 2025 , 5.75% , 4/01/55 ............................... 1,500,000 1,651,575
Sale Tax , Revenue , 2025 A , 5% , 4/01/50 ................................ 1,500,000 1,574,093
Sales Tax , Revenue , 2023 , 4% , 4/01/53 ................................. 2,500,000 2,312,051
Livingston Parish School District No. 1 , GO , 2021 , BAM Insured , 4% , 5/01/38 ...... 1,050,000 1,078,447
Louisiana Correctional Facilities Corp. , State of Louisiana , Revenue , 2021 , 4% ,
10/01/39 ........................................................ 1,490,000 1,510,569
Louisiana Housing Corp. ,
Revenue , 2021 B , GNMA Insured , 2.05% , 6/01/36 ......................... 615,000 530,730
Revenue , 2021 B , GNMA Insured , 2.2% , 6/01/41 .......................... 1,965,000 1,544,772
Revenue , 2024 A , GNMA Insured , 4.4% , 12/01/44 ......................... 990,000 997,636
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
Calcasieu Parish School Board , Revenue , 2024 , Refunding , BAM Insured , 5% ,
12/01/39 ....................................................... 500,000 557,329
a
City of New Orleans , Revenue , 144A, 2021 , 4% , 11/01/46 ................... 1,800,000 1,673,799
City of Pineville , Revenue , 2024 , AG Insured , 5% , 9/01/39 ................... 2,505,000 2,825,083
Entergy Louisiana LLC , Revenue , 2021 A , Refunding , 2% , 6/01/30 ............. 1,500,000 1,429,839
Entergy Louisiana LLC , Revenue , 2021 B , Refunding , 2.5% , 4/01/36 ........... 3,000,000 2,691,503
a
Parish of Assumption , Revenue , 144A, 2021 , 3.875% , 11/01/45 ............... 735,000 680,410
a
Parish of St. Bernard , Revenue , 144A, 2021 , 4% , 11/01/45 ................... 910,000 857,221
a
Parish of St. Charles , Revenue , 144A, 2022 , 4.5% , 11/01/47 ................. 1,760,000 1,732,709
a
Parish of St. Tammany LA GOMESA , Revenue , 144A, 2020 , 3.875% , 11/01/45 .... 2,450,000 2,268,032

Franklin Tax-Free Trust
Schedule of Investments
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development
Authority, (continued)
a
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. $ 1,250,000 $ 1,285,942
a,b
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.14%, 12/01/44 ................................................. 6,500,000 4,368,413
University of Louisiana at Lafayette , Revenue , 2017 , Refunding , AG Insured , 5% ,
10/01/39 ....................................................... 1,000,000 1,019,699
University of Louisiana at Lafayette , Revenue , 2018 , AG Insured , 5% , 10/01/48 ... 3,500,000 3,527,013
University of Louisiana System , Revenue , 2019 , Refunding , AG Insured , 4% , 8/01/34 1,000,000 1,025,650
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/30 .................................................... 1,020,000 1,063,521
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/31 .................................................... 1,065,000 1,115,460
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/32 .................................................... 1,100,000 1,143,894
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/33 .................................................... 1,155,000 1,192,187
University of Louisiana System Board of Supervisors , Revenue , 2023 A , AG Insured ,
5% , 10/01/43 ................................................... 600,000 646,211
Woman's Hospital Foundation , Revenue , 2017 A , Refunding , 5% , 10/01/41 ...... 5,230,000 5,341,461
Louisiana Offshore Terminal Authority , Loop LLC , Revenue , 2007 A , Refunding , 4.15% ,
9/01/27 ......................................................... 1,500,000 1,528,396
Louisiana Public Facilities Authority ,
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.75% , 9/01/64 ..... 5,000,000 5,207,674
CHRISTUS Health Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/48 ... 5,000,000 5,089,259
Franciscan Missionaries of Our Lady Health System Obligated Group , Revenue ,
2015 A , 5% , 7/01/35 .............................................. 4,965,000 4,970,143
Louisiana Children's Medical Center Obligated Group , Revenue , 2015 A-1 , 5% ,
6/01/45 ........................................................ 7,800,000 7,947,946
Louisiana Children's Medical Center Obligated Group , Revenue , 2020 A , 4% , 6/01/50 5,000,000 4,340,027
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2017 , 5% , 7/01/52 ................................................ 2,310,000 2,312,213
Loyola University New Orleans , Revenue , 2021 , Refunding , 4% , 10/01/37 ....... 2,020,000 1,997,614
Loyola University New Orleans , Revenue , 2021 , Refunding , 4% , 10/01/39 ....... 3,460,000 3,366,707
Loyola University New Orleans , Revenue , 2021 , Refunding , 4% , 10/01/41 ....... 2,850,000 2,702,689
Loyola University New Orleans , Revenue , 2023 A , 5% , 10/01/38 .............. 500,000 526,407
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/34 ........................................................ 30,000 30,170
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/47 ........................................................ 20,000 20,113
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/42 5,695,000 5,766,207
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/46 2,000,000 2,012,327
Ochsner Clinic Foundation Obligated Group , Revenue , 2025 A , Refunding , 5.25% ,
5/15/55 ........................................................ 3,000,000 3,144,553
a
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.5% , 1/01/50 . 2,000,000 1,538,766
c
Roman Catholic Church of the Archdiocese of New Orleans , Revenue , 2017 ,
Refunding , 5% , 7/01/37 ............................................ 3,750,000 1,556,250
South Quad L3C , Revenue , 2025 , AG Insured , 5.25% , 7/01/55 ................ 2,250,000 2,362,851
Tulane University , Revenue , 2016 A , Refunding , 5% , 12/15/41 ................ 3,000,000 3,038,335
Tulane University , Revenue , 2017 A , Pre-Refunded , 4% , 12/15/50 ............. 60,000 61,786
Tulane University , Revenue , 2024 A , 5% , 4/15/38 .......................... 1,000,000 1,140,066
Louisiana Stadium & Exposition District , Revenue, Senior Lien , 2023 A , Refunding ,
5.25% , 7/01/53 ................................................... 1,750,000 1,830,386
Louisiana State University & Agricultural & Mechanical College , Auxiliary , Revenue ,
2016 A , Pre-Refunded , 5% , 7/01/40 .................................... 4,500,000 4,541,031
Natchitoches Parish School District No. 9 , GO , 2018 , AG Insured , 5% , 3/01/38 ..... 1,440,000 1,525,076

Franklin Tax-Free Trust
Schedule of Investments
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
New Orleans Aviation Board ,
Revenue , 2024 B , Refunding , 5.25% , 1/01/45 ............................. $ 2,500,000 $ 2,651,721
Revenue , 2024 C-1 , 5% , 1/01/54 ...................................... 1,000,000 1,030,975
Louis Armstrong New Orleans International Airport , Revenue , 2017 A , 5% , 1/01/48 . 5,000,000 5,024,866
Parish of Terrebonne , Sales & Use Tax , Revenue , 2020 A , 4% , 3/01/41 ........... 2,660,000 2,696,801
Port New Orleans Board of Commissioners ,
Revenue , 2020 D , 5% , 4/01/50 ........................................ 2,000,000 2,042,139
Revenue , 2025 A , 5.25% , 4/01/55 ..................................... 3,000,000 3,118,854
Rapides Parish Consolidated School District No. 62 , GO , 2022 , AG Insured , 5% ,
3/01/42 ......................................................... 1,100,000 1,172,511
Rapides Parish School District No. 11 Rigolette , GO , 2023 , AG Insured , 4% , 3/01/41 . 1,000,000 1,020,487
St. John the Baptist , Parish School District No. 1 , GO , 2023 , 5.25% , 3/01/43 ....... 3,300,000 3,610,330
St. Tammany Parish Hospital Service District No. 1 , Revenue , 2018 A , Refunding , 5% ,
7/01/48 ......................................................... 3,000,000 3,027,304
State of Louisiana ,
GO , 2016 A , 5% , 9/01/35 ............................................ 2,575,000 2,603,903
Gasoline & Fuels Tax , Revenue , 2025 B , Refunding , 5% , 5/01/35 .............. 1,500,000 1,795,240
Gasoline & Fuels Tax , Revenue, Second Lien , 2024 A , Refunding , 4% , 5/01/44 ... 6,000,000 6,012,422
Tangipahoa Parish Hospital Service District No. 1 ,
Revenue , 2021 , Refunding , 4% , 2/01/35 ................................. 2,250,000 2,324,370
Revenue , 2021 , Refunding , 4% , 2/01/38 ................................. 2,000,000 2,034,991
Terrebonne Parish Hospital Service District No. 1 , Revenue , 2026 , Refunding , 5.5% ,
4/01/51 ......................................................... 750,000 809,397
West Feliciana Parish Parishwide Consolidated School District No. 1 , GO , 2020 , 4% ,
3/01/50 ......................................................... 3,000,000 2,707,358
200,654,058
Texas 0.6%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 450,000 431,300
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,250,000 963,154
1,394,454
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 624,133
Wisconsin 1.5%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 855,000 914,124
a
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 800,000 671,935
b
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 2,290,000 1,151,648
a
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 500,000 504,855
3,242,562
U.S. Territories 2.3%
Puerto Rico 2.3%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 500,000 513,142
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 3,500,000 3,412,930
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 1,196,000 1,173,908
5,099,980
Total U.S. Territories .................................................................... 5,099,980
Total Municipal Bonds (Cost $ 220,282,296 ) .....................................
213,791,662
a a a a

Franklin Tax-Free Trust
Schedule of Investments
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments 0.1%
a a
Principal
Amount
a
Value
Municipal Bonds 0.1%
Louisiana 0.1%
d
State of Louisiana , Gasoline & Fuels Tax , Revenue, Second Lien , 2023 A-2 ,
Refunding , LOC Toronto Dominion Bank (The) , Daily VRDN and Put , 1.9% , 5/01/43 $ 300,000 $ 300,000
Total Municipal Bonds (Cost $ 300,000 ) .........................................
300,000
Total Short Term Investments (Cost $ 300,000 ) ..................................
300,000
a
Total Investments (Cost $ 220,582,296 ) 98.1% ...................................
$214,091,662
Other Assets, less Liabilities 1.9% .............................................
4,053,192
Net Assets 100.0% ...........................................................
$218,144,854
See Abbreviations on page 348 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $19,494,766, representing 8.9% of net assets.
b
The rate shown represents the yield at period end.
c
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.92 $9.91 $9.75 $10.71 $10.97
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.31 0.31 0.26 0.23
Net realized and unrealized gains (losses) ........... (0.03) 0.01 0.16 (0.96) (0.26)
Total from investment operations .................... 0.30 0.32 0.47 (0.70) (0.03)
Less distributions from:
Net investment income .......................... (0.32) (0.31) (0.31) (0.26) (0.23)
Net asset value, end of year ....................... $9.90 $9.92 $9.91 $9.75 $10.71
Total return
d
................................... 3.17% 3.30% 4.89% (6.56)% (0.30)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.92% 0.90% 0.90% 0.89% 0.87%
Expenses net of waiver and payments by affiliates ....... 0.90% 0.90%
e,f
0.90%
e
0.89%
e
0.87%
e
Net investment income ........................... 3.41% 3.15% 3.17% 2.62% 2.10%
Supplemental data
Net assets, end of year (000’s) ..................... $88,412 $96,495 $87,309 $80,313 $90,950
Portfolio turnover rate ............................ 20.14% 8.30% 12.33% 37.44% 15.00%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.92 $9.91 $9.75 $10.71 $10.97
Income from investment operations
b
:
Net investment income
c
......................... 0.34 0.33 0.32 0.27 0.25
Net realized and unrealized gains (losses) ........... (0.02) 0.01 0.16 (0.96) (0.26)
Total from investment operations .................... 0.32 0.34 0.48 (0.69) (0.01)
Less distributions from:
Net investment income .......................... (0.34) (0.33) (0.32) (0.27) (0.25)
Net asset value, end of year ....................... $9.90 $9.92 $9.91 $9.75 $10.71
Total return
d
................................... 3.32% 3.46% 5.05% (6.42)% (0.15)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.77% 0.75% 0.75% 0.74% 0.72%
Expenses net of waiver and payments by affiliates ....... 0.75% 0.75%
e,f
0.75%
e
0.74%
e
0.72%
e
Net investment income ........................... 3.56% 3.30% 3.30% 2.76% 2.25%
Supplemental data
Net assets, end of year (000’s) ..................... $114,971 $135,301 $147,337 $162,447 $214,264
Portfolio turnover rate ............................ 20.14% 8.30% 12.33% 37.44% 15.00%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.13 $10.12 $9.95 $10.94 $11.20
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.27 0.27 0.22 0.19
Net realized and unrealized gains (losses) ........... (0.04) 0.01 0.17 (0.99) (0.26)
Total from investment operations .................... 0.25 0.28 0.44 (0.77) (0.07)
Less distributions from:
Net investment income .......................... (0.28) (0.27) (0.27) (0.22) (0.19)
Net asset value, end of year ....................... $10.10 $10.13 $10.12 $9.95 $10.94
Total return
d
................................... 2.58% 2.81% 4.47% (7.08)% (0.70)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.31% 1.29% 1.29% 1.28% 1.26%
Expenses net of waiver and payments by affiliates ....... 1.29% 1.29%
e,f
1.29%
e
1.28%
e
1.26%
e
Net investment income ........................... 2.93% 2.68% 2.67% 2.15% 1.65%
Supplemental data
Net assets, end of year (000’s) ..................... $7,882 $9,278 $13,708 $17,531 $24,227
Portfolio turnover rate ............................ 20.14% 8.30% 12.33% 37.44% 15.00%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.94 $9.93 $9.77 $10.73 $10.99
Income from investment operations
b
:
Net investment income
c
......................... 0.36 0.34 0.34 0.29 0.26
Net realized and unrealized gains (losses) ........... (0.03) 0.01 0.16 (0.96) (0.25)
Total from investment operations .................... 0.33 0.35 0.50 (0.67) 0.01
Less distributions from:
Net investment income .......................... (0.35) (0.34) (0.34) (0.29) (0.27)
Net asset value, end of year ....................... $9.92 $9.94 $9.93 $9.77 $10.73
Total return .................................... 3.47% 3.60% 5.19% (6.27)% (—)%
d
Ratios to average net assets
Expenses ..................................... 0.60% 0.61%
e,f
0.60%
f
0.60%
f
0.57%
e,f
Net investment income ........................... 3.70% 3.45% 3.46% 2.91% 2.39%
Supplemental data
Net assets, end of year (000’s) ..................... $27,537 $16,411 $10,818 $11,709 $13,771
Portfolio turnover rate ............................ 20.14% 8.30% 12.33% 37.44% 15.00%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.93 $9.92 $9.76 $10.73 $10.98
Income from investment operations
b
:
Net investment income
c
......................... 0.35 0.34 0.33 0.28 0.26
Net realized and unrealized gains (losses) ........... (0.02) 0.01 0.16 (0.97) (0.25)
Total from investment operations .................... 0.33 0.35 0.49 (0.69) 0.01
Less distributions from:
Net investment income .......................... (0.35) (0.34) (0.33) (0.28) (0.26)
Net asset value, end of year ....................... $9.91 $9.93 $9.92 $9.76 $10.73
Total return .................................... 3.42% 3.56% 5.14% (6.41)% 0.04%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.67% 0.65% 0.65% 0.64% 0.62%
Expenses net of waiver and payments by affiliates ....... 0.65% 0.65%
d
0.65%
d
0.64%
d
0.62%
d
Net investment income ........................... 3.65% 3.40% 3.40% 2.87% 2.35%
Supplemental data
Net assets, end of year (000’s) ..................... $78,681 $77,427 $48,094 $45,667 $55,284
Portfolio turnover rate ............................ 20.14% 8.30% 12.33% 37.44% 15.00%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2026
Franklin Maryland Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 95.8%
Florida 0.7%
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.29%, 3/01/29 ........................................... $ 2,650,000 $ 2,270,010
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 205,000 219,356
b
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 945,000 473,664
693,020
Maryland 85.4%
City of Baltimore , Harbor Point Special Taxing District , Revenue , 2016 , Refunding ,
5.125% , 6/01/43 ................................................... 3,000,000 3,004,797
City of Gaithersburg , Asbury Maryland Obligated Group , Revenue , 2022 , 4.5% , 1/01/42 1,500,000 1,511,688
c
County of Anne Arundel , Glenview Housing LP , Revenue , 2009 , Mandatory Put , 5% ,
1/01/27 ......................................................... 1,710,000 1,713,197
County of Frederick ,
GO , 2025 A , 4% , 4/01/43 ............................................ 5,000,000 5,149,827
a
Urbana Community Development Authority , Special Tax, Sub. Lien , 144A, 2020 C ,
4% , 7/01/50 .................................................... 3,860,000 3,477,008
County of Harford ,
GO , 2025 , 4% , 10/01/41 ............................................. 1,610,000 1,679,670
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/31 ........................................................ 150,000 157,351
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/36 ........................................................ 750,000 769,668
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/40 ........................................................ 675,000 683,031
County of Howard , Annapolis Junction Town Center Development District , Tax
Allocation , 2024 , Refunding , 5% , 2/15/44 ................................ 665,000 704,613
Howard County Housing Commission ,
Revenue , 2013 , 5% , 10/01/28 ........................................ 9,980,000 9,998,397
Revenue , 2016 , 4% , 6/01/46 ......................................... 2,000,000 1,934,816
Revenue , 2017 , 5% , 12/01/46 ........................................ 5,000,000 5,055,178
Maryland Community Development Administration ,
Housing , Revenue , 2019 D , 3% , 7/01/39 ................................ 1,500,000 1,420,214
Housing , Revenue , 2019 D , 3.2% , 7/01/44 ............................... 1,000,000 881,787
Maryland Community Development Administration Local Government Infrastructure ,
Revenue , 2017 A-1 , 4% , 6/01/47 ...................................... 2,300,000 2,196,417
Revenue , 2018 A-1 , 5% , 6/01/48 ...................................... 1,310,000 1,333,398
Revenue, Senior Lien , 2019 B-1 , 4% , 6/01/49 ............................. 3,000,000 2,814,269
Maryland Department of Housing & Community Development , Revenue , 2025 C , 5.1% ,
7/01/50 ......................................................... 3,300,000 3,397,845
Maryland Economic Development Corp. ,
Annapolis Parking System , Revenue, Senior Lien , 2022 A , 5.25% , 12/31/47 ...... 5,000,000 5,177,503
City of Baltimore , Revenue , 2024 , 5% , 7/01/49 ............................ 5,120,000 5,173,221
Frostburg State University Project , Revenue, Senior Lien , 2013 , Refunding , 5% ,
10/01/33 ....................................................... 5,000,000 5,002,951
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 4% , 7/01/40 . 1,000,000 977,622
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 5% , 7/01/50 . 1,250,000 1,240,236
Morgan View & Thurgood Marshall Student Housing , Revenue , 2022 A , 6% , 7/01/58 4,620,000 4,900,986
Ports America Chesapeake LLC , Revenue , 2019 A , 5% , 6/01/49 .............. 3,500,000 3,528,005
PRG-Towson Place Properties LLC , Revenue, Senior Lien , 2024 A-1 , Refunding , 5% ,
6/01/38 ........................................................ 1,000,000 1,080,531
Purple Line Transit Partners LLC , Revenue , 2022 B , 5.25% , 6/30/47 ........... 5,000,000 5,075,986
Purple Line Transit Partners LLC , Revenue , 2022 B , 5.25% , 6/30/55 ........... 5,000,000 5,010,761
University of Maryland College Park , Revenue , 2016 , Refunding , AG Insured , 5% ,
6/01/43 ........................................................ 3,305,000 3,314,163

Franklin Tax-Free Trust
Schedule of Investments
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Economic Development Corp., (continued)
University of Maryland Leonardtown Project , Revenue , 2024 , AG Insured , 5% ,
7/01/54 ........................................................ $ 7,000,000 $ 7,142,257
University Park Phase I & II at Salisbury University , Revenue , 2013 , Refunding , 5% ,
6/01/34 ........................................................ 2,040,000 2,041,372
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group , Revenue , 2016 A , 5.5% , 1/01/46 ......... 9,750,000 9,837,337
Adventist Healthcare Obligated Group , Revenue , 2020 , Refunding , 4% , 1/01/38 ... 865,000 870,689
Adventist Healthcare Obligated Group , Revenue , 2021 B , BAM Insured , 4% , 1/01/51 2,000,000 1,848,407
Charlestown Community, Inc. , Revenue , 2016 A , Refunding , 5% , 1/01/45 ........ 4,170,000 4,179,746
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/50 .. 1,715,000 1,502,299
Frederick Health, Inc. Obligated Group , Revenue , 2023 , Refunding , 5.25% , 7/01/53 3,500,000 3,595,775
Greater Baltimore Medical Center Obligated Group , Revenue , 2021 A , 4% , 7/01/37 1,750,000 1,772,284
Johns Hopkins Medical Institutions Parking System , Revenue , 2001 , AMBAC
Insured , 5% , 7/01/27 .............................................. 345,000 347,720
Johns Hopkins Medical Institutions Parking System , Revenue , 2004 , AMBAC
Insured , 5% , 7/01/34 .............................................. 5,000,000 5,039,943
LifeBridge Health Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/47 ..... 4,000,000 4,008,473
LifeBridge Health Obligated Group , Revenue , 2024 , 5.25% , 7/01/54 ............ 1,000,000 1,055,401
Loyola University Maryland, Inc. , Revenue , 2019 A , Refunding , 5% , 10/01/49 ..... 2,000,000 2,022,329
Loyola University Maryland, Inc. , Revenue , 2025 , Refunding , 5% , 10/01/54 ...... 5,000,000 5,104,125
Maryland Institute College of Art , Revenue , 2016 , Refunding , 4% , 6/01/42 ....... 5,325,000 4,780,925
Maryland Institute College of Art , Revenue , 2024 , Refunding , 5.5% , 6/01/47 ...... 1,250,000 1,262,605
MedStar Health Obligated Group , Revenue , 1997 , AMBAC Insured , ETM, 5% ,
7/01/27 ........................................................ 3,115,000 3,171,742
MedStar Health Obligated Group , Revenue , 2017 A , 5% , 5/15/45 .............. 5,000,000 5,047,966
MedStar Health Obligated Group , Revenue , 2026 A , Refunding , 5.25% , 8/15/51 ... 2,000,000 2,116,946
Meritus Medical Center Obligated Group , Revenue , 2025 , Refunding , 5.25% , 7/01/50 6,000,000 6,284,636
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/28 .......... 630,000 655,535
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/30 .......... 1,225,000 1,312,971
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/32 .......... 800,000 863,289
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/34 .......... 350,000 356,337
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/36 .......... 1,125,000 1,136,459
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/40 .......... 1,850,000 1,804,788
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/46 .......... 1,000,000 915,060
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/55 .......... 3,250,000 2,794,052
TidalHealth Obligated Group , Revenue , 2025 C , Refunding , AG Insured , 5.5% ,
7/01/55 ........................................................ 5,000,000 5,388,106
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/39 ............................................ 10,000,000 10,208,941
University of Maryland Medical System Obligated Group , Revenue , 2017 D , 4% ,
7/01/48 ........................................................ 5,000,000 4,581,153
University of Maryland Medical System Obligated Group , Revenue , 2025 A ,
Refunding , 5.25% , 7/01/52 ......................................... 3,000,000 3,161,849
Maryland Industrial Development Financing Authority ,
McDonogh School, Inc. , Revenue , 2019 , Refunding , 4% , 9/01/43 .............. 1,100,000 1,103,091
McDonogh School, Inc. , Revenue , 2019 , Refunding , 4% , 9/01/48 .............. 610,000 568,253
Maryland Stadium Authority ,
Baltimore City Public School Construction Financing Fund , Revenue , 2016 , Pre-
Refunded , 5% , 5/01/46 ............................................ 4,085,000 4,104,171
Baltimore City Public School Construction Financing Fund , Revenue , 2020 A , AG
Insured , 5% , 5/01/50 .............................................. 11,225,000 12,227,922
State of Maryland Built to Learn , Revenue , 2021 , 4% , 6/01/35 ................ 1,590,000 1,681,311
State of Maryland Built to Learn , Revenue , 2024 , 4% , 6/01/49 ................ 2,445,000 2,286,882
State of Maryland Built to Learn , Revenue , 2024 , 5% , 6/01/54 ................ 3,525,000 3,673,481
Montgomery County Housing Opportunities Commission , Revenue , 2023 C , 5.125% ,
1/01/53 ......................................................... 915,000 960,358

Franklin Tax-Free Trust
Schedule of Investments
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
State of Maryland , GO , 2022 A , 5% , 6/01/37 ............................... $ 8,000,000 $ 9,034,102
State of Maryland Department of Transportation ,
Maryland Aviation Administration , Revenue , 2021 B , 4% , 8/01/51 .............. 3,500,000 3,124,265
Maryland Aviation Administration , Revenue , 2024 A , AG Insured , 5% , 8/01/39 ..... 2,150,000 2,386,825
Maryland Aviation Administration , Revenue , 2024 A , AG Insured , 5.25% , 8/01/54 .. 5,050,000 5,289,289
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/34 ............... 3,420,000 3,314,128
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/36 ............... 2,700,000 2,552,276
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/37 ............... 3,095,000 2,878,616
University System of Maryland , Revenue , 2021 A , Refunding , 4% , 4/01/51 ........ 5,260,000 5,018,291
Washington Suburban Sanitary Commission ,
Revenue , 2023 , 4% , 6/01/49 ......................................... 9,500,000 9,359,626
Revenue , 2025 , 4% , 6/01/49 ......................................... 5,000,000 4,926,119
Revenue, Second Series , 2016 , 4% , 6/01/43 ............................. 2,000,000 2,001,585
271,067,244
New Jersey 0.8%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2022
BB , 4% , 6/15/39 ................................................... 2,500,000 2,566,083
Texas 0.5%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 550,000 527,144
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,300,000 1,001,680
1,528,824
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 624,133
Wisconsin 1.4%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 965,000 1,031,731
a
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 800,000 671,935
b
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 4,295,000 2,159,969
a
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 500,000 504,854
4,368,489
U.S. Territories 6.6%
District of Columbia 4.3%
Washington Metropolitan Area Transit Authority ,
Dedicated , Revenue , 2020 A , 5% , 7/15/45 ............................... 2,500,000 2,601,582
Dedicated , Revenue , 2021 A , 5% , 7/15/46 ............................... 3,000,000 3,127,638
Dedicated , Revenue , 2023 A , 4.125% , 7/15/47 ............................ 2,500,000 2,416,989
Dedicated , Revenue, Second Lien , 2023 A , 5% , 7/15/48 ..................... 1,100,000 1,146,541
Dedicated , Revenue, Second Lien , 2024 A , 5% , 7/15/49 ..................... 1,250,000 1,308,315
Dedicated , Revenue, Second Lien , 2025 A , 5% , 7/15/60 ..................... 3,000,000 3,106,407
13,707,472
Puerto Rico 2.3%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 2,000,000 2,052,570
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 3,600,000 3,510,442

Franklin Tax-Free Trust
Schedule of Investments
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. $ 1,900,000 $ 1,864,904
7,427,916
Total U.S. Territories .................................................................... 21,135,388
Total Municipal Bonds (Cost $ 305,808,728 ) .....................................
304,253,191
a a a a
Short Term Investments 2.6%
Municipal Bonds 2.6%
Maryland 2.6%
d
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 1.6% ,
11/01/37 ........................................................ 5,000,000 5,000,000
d
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2025 C-1 , LOC Truist Bank , Daily VRDN
and Put , 1.95% , 7/01/55 ............................................. 3,300,000 3,300,000
8,300,000
Total Municipal Bonds (Cost $ 8,300,000 ) .......................................
8,300,000
Total Short Term Investments (Cost $ 8,300,000 ) .................................
8,300,000
a
Total Investments (Cost $ 314,108,728 ) 98.4% ...................................
$312,553,191
Other Assets, less Liabilities 1.6% .............................................
4,930,057
Net Assets 100.0% ...........................................................
$317,483,248
See Abbreviations on page 348 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $8,549,620, representing 2.7% of net assets.
b
The rate shown represents the yield at period end.
c
The maturity date shown represents the mandatory put date.
d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.59 $10.64 $10.41 $11.48 $11.84
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.29 0.27 0.23 0.22
Net realized and unrealized gains (losses) ........... 0.06 (0.05) 0.23 (1.07) (0.36)
Total from investment operations .................... 0.37 0.24 0.50 (0.84) (0.14)
Less distributions from:
Net investment income .......................... (0.31) (0.29) (0.27) (0.23) (0.22)
Net asset value, end of year ....................... $10.65 $10.59 $10.64 $10.41 $11.48
Total return
d
................................... 3.61% 2.32% 4.88% (7.32)% (1.24)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.94% 0.93% 0.89% 0.89% 0.88%
Expenses net of waiver and payments by affiliates ....... 0.90% 0.90%
e
0.89%
e
0.89%
e
0.88%
e
Net investment income ........................... 3.02% 2.75% 2.60% 2.20% 1.83%
Supplemental data
Net assets , end of year (000’s) ..................... $44,624 $44,060 $49,501 $54,360 $64,555
Portfolio turnover rate ............................ 21.12% 25.42% 10.76% 11.16% 21.84%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.58 $10.63 $10.41 $11.47 $11.83
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.31 0.29 0.25 0.24
Net realized and unrealized gains (losses) ........... 0.06 (0.05) 0.22 (1.06) (0.36)
Total from investment operations .................... 0.39 0.26 0.51 (0.81) (0.12)
Less distributions from:
Net investment income .......................... (0.33) (0.31) (0.29) (0.25) (0.24)
Net asset value, end of year ....................... $10.64 $10.58 $10.63 $10.41 $11.47
Total return
d
................................... 3.77% 2.47% 4.94% (7.10)% (1.09)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.78% 0.78% 0.74% 0.74% 0.73%
Expenses net of waiver and payments by affiliates ....... 0.75% 0.75%
e
0.74%
e
0.74%
e
0.73%
e
Net investment income ........................... 3.17% 2.90% 2.74% 2.35% 2.00%
Supplemental data
Net assets , end of year (000’s) ..................... $113,896 $128,711 $146,609 $166,958 $218,895
Portfolio turnover rate ............................ 21.12% 25.42% 10.76% 11.16% 21.84%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.71 $10.76 $10.53 $11.62 $11.98
Income from investment operations
b
:
Net investment income
c
......................... 0.27 0.25 0.23 0.19 0.17
Net realized and unrealized gains (losses) ........... 0.06 (0.05) 0.23 (1.09) (0.36)
Total from investment operations .................... 0.33 0.20 0.46 (0.90) (0.19)
Less distributions from:
Net investment income .......................... (0.27) (0.25) (0.23) (0.19) (0.17)
Net asset value, end of year ....................... $10.77 $10.71 $10.76 $10.53 $11.62
Total return
d
................................... 3.15% 1.87% 4.41% (7.78)% (1.54)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.32% 1.32% 1.28% 1.28% 1.27%
Expenses net of waiver and payments by affiliates ....... 1.29% 1.29%
e
1.28%
e
1.28%
e
1.27%
e
Net investment income ........................... 2.57% 2.31% 2.14% 1.76% 1.44%
Supplemental data
Net assets , end of year (000’s) ..................... $3,594 $5,392 $7,725 $11,612 $17,988
Portfolio turnover rate ............................ 21.12% 25.42% 10.76% 11.16% 21.84%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.59 $10.64 $10.42 $11.48 $11.84
Income from investment operations
b
:
Net investment income
c
......................... 0.34 0.32 0.30 0.26 0.25
Net realized and unrealized gains (losses) ........... 0.06 (0.05) 0.22 (1.06) (0.35)
Total from investment operations .................... 0.40 0.27 0.52 (0.80) (0.10)
Less distributions from:
Net investment income .......................... (0.34) (0.32) (0.30) (0.26) (0.26)
Net asset value, end of year ....................... $10.65 $10.59 $10.64 $10.42 $11.48
Total return .................................... 3.92% 2.60% 5.09% (6.96)% (0.86)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.60% 0.63% 0.59% 0.61% 0.59%
Expenses net of waiver and payments by affiliates ....... 0.60% 0.62%
d
0.59%
d
0.60%
d
0.58%
d
Net investment income ........................... 3.33% 3.02% 2.87% 2.49% 2.13%
Supplemental data
Net assets , end of year (000’s) ..................... $31,199 $14,056 $18,635 $23,528 $20,888
Portfolio turnover rate ............................ 21.12% 25.42% 10.76% 11.16% 21.84%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.58 $10.63 $10.41 $11.47 $11.83
Income from investment operations
b
:
Net investment income
c
......................... 0.34 0.32 0.30 0.26 0.25
Net realized and unrealized gains (losses) ........... 0.06 (0.05) 0.22 (1.06) (0.36)
Total from investment operations .................... 0.40 0.27 0.52 (0.80) (0.11)
Less distributions from:
Net investment income .......................... (0.34) (0.32) (0.30) (0.26) (0.25)
Net asset value, end of year ....................... $10.64 $10.58 $10.63 $10.41 $11.47
Total return .................................... 3.87% 2.57% 5.05% (7.01)% (0.99)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.69% 0.68% 0.64% 0.64% 0.63%
Expenses net of waiver and payments by affiliates ....... 0.65% 0.65%
d
0.64%
d
0.64%
d
0.63%
d
Net investment income ........................... 3.27% 3.00% 2.84% 2.45% 2.10%
Supplemental data
Net assets , end of year (000’s) ..................... $146,137 $134,572 $84,294 $107,830 $109,947
Portfolio turnover rate ............................ 21.12% 25.42% 10.76% 11.16% 21.84%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2026
Franklin Massachusetts Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 900,000 $ 952,499
Total Corporate Bonds (Cost $ 900,000 ) ........................................
952,499
Municipal Bonds 94.0%
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 1,200,000 1,011,154
Florida 0.9%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 750,000 532,800
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.29%, 3/01/29 ........................................... 2,800,000 2,398,501
2,931,301
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 125,000 133,754
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 1,115,000 558,873
692,627
Massachusetts 88.4%
City of Worcester , GO , 2020 A , 3% , 2/01/42 ................................ 1,685,000 1,500,646
Commonwealth of Massachusetts ,
GO , 2017 F , 5% , 11/01/46 ........................................... 5,000,000 5,110,066
GO , 2022 E , 5% , 11/01/49 ........................................... 3,000,000 3,148,953
GO , 2024 A , 5% , 1/01/49 ............................................ 10,000,000 10,570,408
GO , 2025 C , 5% , 6/01/53 ............................................ 3,500,000 3,690,111
GO , A , 5.25% , 4/01/42 .............................................. 5,000,000 5,117,526
Revenue , 2005 , Refunding , AG, NATL Insured , 5.5% , 1/01/34 ................ 11,900,000 14,138,771
Transportation Fund , Revenue , 2016 B , 4% , 6/01/45 ....................... 5,000,000 5,000,036
Transportation Fund , Revenue , 2017 A , Refunding , 5% , 6/01/43 ............... 4,805,000 4,963,049
Transportation Fund , Revenue , 2018 A , 5% , 6/01/48 ....................... 15,000,000 15,313,151
Transportation Fund , Revenue , 2023 A , 5% , 6/01/53 ....................... 5,000,000 5,221,452
Massachusetts Bay Transportation Authority ,
Sales Tax , Revenue , 2025 B , 5.25% , 7/01/55 ............................. 5,000,000 5,374,267
Sales Tax , Revenue , A-1 , Refunding , 5.25% , 7/01/30 ....................... 4,000,000 4,543,384
Sales Tax , Revenue, Senior Lien , 2024 A , Refunding , 5% , 7/01/48 ............. 3,395,000 3,619,400
Massachusetts Development Finance Agency ,
Bentley University , Revenue , 2025 , 5% , 7/01/55 ........................... 2,375,000 2,447,638
Beth Israel Lahey Health Obligated Group , Revenue , 2018 J-2 , 5% , 7/01/30 ...... 3,270,000 3,462,099
Beth Israel Lahey Health Obligated Group , Revenue , 2023 M , 5% , 7/01/34 ....... 3,375,000 3,911,320
Beth Israel Lahey Health Obligated Group , Revenue , N , Refunding , 5.25% , 7/01/45 8,830,000 9,633,925
Boston Medical Center Corp. Obligated Group , Revenue , 2023 G , Refunding , 5.25% ,
7/01/48 ........................................................ 4,315,000 4,399,783
Boston Medical Center Corp. Obligated Group , Revenue , 2023 G , Refunding , 5.25% ,
7/01/52 ........................................................ 1,270,000 1,268,213
Brandeis University , Revenue , 2019 S-1 , Refunding , 5% , 10/01/39 ............. 2,660,000 2,810,754
Broad Institute, Inc. (The) , Revenue , 2017 , Refunding , 4% , 4/01/41 ............ 5,000,000 5,013,886
Dana-Farber Cancer Institute Obligated Group , Revenue , 2016 N , 5% , 12/01/46 .. 6,890,000 6,928,508
Emerson College , Revenue , 2025 , Refunding , 5.25% , 1/01/45 ................ 1,200,000 1,237,800
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 C , 4% ,
11/01/46 ....................................................... 1,250,000 1,175,779
Lasell Village, Inc. , Revenue , 2025 , Refunding , 5.25% , 7/01/50 ............... 1,250,000 1,278,831
Lasell Village, Inc. , Revenue , 2025 , Refunding , 5.25% , 7/01/55 ............... 1,500,000 1,525,071
Lifespan Corp. Obligated Group , Revenue , 2025 A , 5.5% , 8/15/50 ............. 6,000,000 6,327,359
Loomis Obligated Group , Revenue , 2021 , 4% , 1/01/41 ...................... 435,000 435,373

Franklin Tax-Free Trust
Schedule of Investments
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, (continued)
Loomis Obligated Group , Revenue , 2021 , 4% , 1/01/51 ...................... $ 300,000 $ 263,213
b
Loomis Obligated Group , Revenue , 144A, 2022 , Refunding , 4% , 1/01/41 ........ 485,000 485,416
b
Loomis Obligated Group , Revenue , 144A, 2022 , Refunding , 4% , 1/01/51 ........ 520,000 456,236
Mass General Brigham, Inc. , Revenue , 2017 S-1 , Refunding , 4% , 7/01/41 ....... 4,000,000 4,001,418
Mass General Brigham, Inc. , Revenue , 2024 D , Refunding , 5% , 7/01/54 ......... 1,500,000 1,554,010
Mass General Brigham, Inc. , Revenue , 2026 F , 5% , 7/01/46 .................. 1,000,000 1,079,580
Merrimack College , Revenue , 2021 B , 4% , 7/01/50 ........................ 3,650,000 3,011,473
Merrimack College , Revenue , 2022 , 5% , 7/01/52 .......................... 1,000,000 972,903
b
National Senior Communities, Inc. Obligated Group , Revenue , 144A, 2018 , 5% ,
11/15/38 ....................................................... 3,000,000 3,092,944
b
National Senior Communities, Inc. Obligated Group , Revenue , 144A, 2018 , 5.125% ,
11/15/46 ....................................................... 5,000,000 5,078,136
Northeastern University , Revenue , 2022 , Refunding , 5% , 10/01/44 ............. 2,375,000 2,564,282
President & Trustees of Williams College , Revenue , 2017 S , 4% , 7/01/46 ........ 3,000,000 2,943,629
President and Fellows of Harvard College , Revenue , 2024 B , 5% , 2/15/34 ....... 3,000,000 3,582,776
d,e
President and Fellows of Harvard College , Revenue , 2025 A-2 , Mandatory Put , 5% ,
11/15/35 ....................................................... 3,000,000 3,640,271
PRG Medford Properties, Inc. , Revenue , 2025 , 5.25% , 6/01/55 ............... 1,000,000 1,047,807
Provident Commonwealth Education Resources, Inc. , Revenue , 2016 , 5% , 10/01/41 1,000,000 1,002,587
Seven Hills Foundation Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/39 . 750,000 758,087
Seven Hills Foundation Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/41 . 500,000 499,219
Seven Hills Foundation Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/48 . 1,750,000 1,556,892
Seven Hills Foundation Obligated Group , Revenue , 2025 , Refunding , 6% , 9/01/50 . 250,000 272,800
Seven Hills Foundation Obligated Group , Revenue , 2025 , Refunding , 6% , 9/01/55 . 500,000 542,376
Simmons University , Revenue , 2023 N , Refunding , 5% , 10/01/43 .............. 1,750,000 1,578,902
Southcoast Health System Obligated Group , Revenue , 2021 G , Refunding , 4% ,
7/01/46 ........................................................ 3,000,000 2,622,558
Southcoast Health System Obligated Group , Revenue , 2021 G , Refunding , 5% ,
7/01/50 ........................................................ 4,040,000 4,051,779
Springfield College , Revenue , 2021 B , Refunding , 4% , 6/01/50 ................ 1,195,000 945,015
Suffolk University , Revenue , 2021 , 4% , 7/01/46 ........................... 2,000,000 1,762,376
Suffolk University , Revenue , 2021 , AG Insured , 4% , 7/01/51 .................. 5,000,000 4,443,757
d,e
Trustees of Amherst College , Revenue , 2025 A , Mandatory Put , 5% , 11/01/35 .... 1,250,000 1,512,320
Trustees of Boston College , Revenue , 2017 T , Refunding , 5% , 7/01/42 .......... 3,750,000 3,823,228
Trustees of Boston College , Revenue , 2025 W , Refunding , 5% , 7/01/55 ......... 3,000,000 3,141,451
Trustees of Boston University , Revenue , 2025 B-2 , Refunding , 5% , 10/01/48 ..... 5,000,000 5,327,912
Trustees of Boston University , Revenue , BB-1 , 4% , 10/01/46 ................. 5,000,000 4,929,635
UMass Memorial Health Care Obligated Group , Revenue , 2025 N-1 , Refunding ,
5.25% , 7/01/50 .................................................. 6,500,000 6,714,681
Wellesley College , Revenue , 2018 L , Refunding , 4% , 7/01/44 ................. 4,000,000 4,005,704
WGBH Educational Foundation , Revenue , 2002 A , AMBAC Insured , 5.75% , 1/01/42 5,100,000 6,151,449
Wheaton College , Revenue , 2021 I , 5% , 1/01/53 .......................... 3,000,000 2,858,662
Woods Hole Oceanographic Institution , Revenue , 2018 , Refunding , 5% , 6/01/35 .. 1,200,000 1,261,769
Woods Hole Oceanographic Institution , Revenue , 2018 , Refunding , 5% , 6/01/36 .. 1,000,000 1,049,041
Worcester Polytechnic Institute , Revenue , 2017 , Refunding , 5% , 9/01/42 ........ 1,090,000 1,109,634
Massachusetts Educational Financing Authority ,
Revenue , 2021 C , 3% , 7/01/51 ........................................ 3,000,000 2,062,129
Revenue , 2025 B , 5.5% , 7/01/55 ...................................... 1,500,000 1,560,479
Revenue, Sub. Lien , 2017 B , Refunding , 4.25% , 7/01/46 .................... 2,295,000 2,106,508
Revenue, Sub. Lien , 2023 C , 5% , 7/01/53 ............................... 4,375,000 4,322,257
Massachusetts Health & Educational Facilities Authority , Trustees of Boston College ,
Revenue , M-2 , 5.5% , 6/01/35 ......................................... 8,600,000 10,341,601
Massachusetts Housing Finance Agency ,
Revenue , 2012 F , 3.15% , 12/01/32 ..................................... 105,000 105,016
Revenue , 2012 F , 3.45% , 12/01/37 ..................................... 45,000 44,968
Revenue , 2024 A-1 , 4.95% , 12/01/64 ................................... 1,000,000 1,008,377

Franklin Tax-Free Trust
Schedule of Investments
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Housing Finance Agency, (continued)
Revenue , 214 , GNMA Insured , 2.55% , 12/01/34 ........................... $ 1,000,000 $ 925,900
Revenue , 214 , GNMA Insured , 2.8% , 12/01/39 ............................ 2,860,000 2,565,015
Revenue , A , 3.5% , 12/01/31 .......................................... 5,805,000 5,806,679
Massachusetts Port Authority ,
Revenue , 2019 A , Refunding , 5% , 7/01/39 ............................... 610,000 640,250
Revenue , 2019 C , 5% , 7/01/33 ........................................ 4,430,000 4,738,072
Revenue , 2019 C , 5% , 7/01/44 ........................................ 1,205,000 1,241,045
Revenue , 2021 B , Refunding , 5% , 7/01/39 ............................... 1,175,000 1,265,856
Bosfuel Corp. , Revenue , 2019 A , Refunding , 5% , 7/01/35 .................... 835,000 887,412
Bosfuel Corp. , Revenue , 2019 A , Refunding , 5% , 7/01/36 .................... 800,000 847,101
Massachusetts School Building Authority , Revenue , 2025 B , Refunding , 5% , 2/15/38 . 500,000 591,673
Massachusetts Transportation Trust Fund , Metropolitan Highway System , Revenue ,
2019 B-1 , Refunding , 5% , 1/01/37 ..................................... 1,015,000 1,085,154
Massachusetts Water Resources Authority ,
Revenue , 2016 C , Pre-Refunded , 5% , 8/01/40 ............................ 5,000,000 5,062,065
Revenue , 2018 B , 5% , 8/01/43 ........................................ 2,525,000 2,637,500
Revenue , 2024 B , 5% , 8/01/49 ........................................ 4,000,000 4,248,348
Revenue , B , Refunding , AG Insured , 5.25% , 8/01/28 ....................... 5,490,000 5,917,013
University of Massachusetts Building Authority , Revenue, Senior Lien , 2017-1 , 5.25% ,
11/01/42 ........................................................ 5,000,000 5,144,773
300,018,678
New Jersey 0.3%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2018
A , Refunding , 5% , 12/15/32 .......................................... 1,000,000 1,070,395
South Carolina 0.3%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 922,397
Texas 0.3%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,400,000 1,078,732
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 800,000 713,295
Wisconsin 1.7%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 580,000 620,108
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 800,000 671,935
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 5,060,000 2,544,690
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 1,200,000 806,476
b
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,000,000 1,009,709
5,652,918
U.S. Territories 1.4%
Guam 0.2%
Antonio B Won Pat International Airport Authority , Revenue , 2024 A , 5.25% , 10/01/39
600,000 661,363
Puerto Rico 1.2%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/31 .. 440,000 479,189
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/39 .. 200,000 194,332

Franklin Tax-Free Trust
Schedule of Investments
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 348 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
$ 3,660,000 $ 3,592,395
4,265,916
Total U.S. Territories .................................................................... 4,927,279
Total Municipal Bonds (Cost $ 318,956,697 ) .....................................
319,018,776
Total Long Term Investments (Cost $ 319,856,697 ) ...............................
319,971,275
a
a a a a
Short Term Investments 3.3%
Municipal Bonds 3.3%
Massachusetts 3.3%
f
Massachusetts Development Finance Agency , Children's Hospital Corp. Obligated
Group (The) , Revenue , 2024 U-1 , Refunding , LOC TD Bank NA , Daily VRDN and
Put , 1.9% , 3/01/48 ................................................. 4,000,000 4,000,000
f
Massachusetts Health & Educational Facilities Authority , Massachusetts Institute of
Technology , Revenue , 2001 J-2 , Daily VRDN and Put , 1.45% , 7/01/31 .......... 7,300,000 7,300,000
11,300,000
Total Municipal Bonds (Cost $ 11,300,000 ) ......................................
11,300,000
Total Short Term Investments (Cost $ 11,300,000 ) ................................
11,300,000
a
Total Investments (Cost $ 331,156,697 ) 97.6% ...................................
$331,271,275
Other Assets, less Liabilities 2.4% .............................................
8,179,376
Net Assets 100.0% ...........................................................
$339,450,651
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $17,246,577, representing 5.1% of net assets.
c
The rate shown represents the yield at period end.
d
Security purchased on a when-issued basis. See Note 1(b).
e
The maturity date shown represents the mandatory put date.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.52 $10.53 $10.30 $11.43 $11.84
Income from investment operations
b
:
Net investment income
c
......................... 0.34 0.31 0.31 0.29 0.26
Net realized and unrealized gains (losses) ........... 0.05 (0.01) 0.23 (1.14) (0.41)
Total from investment operations .................... 0.39 0.30 0.54 (0.85) (0.15)
Less distributions from:
Net investment income .......................... (0.33) (0.31) (0.31) (0.28) (0.26)
Net asset value, end of year ....................... $10.58 $10.52 $10.53 $10.30 $11.43
Total return
d
................................... 3.80% 2.94% 5.35% (7.43)% (1.35)%
Ratios to average net assets
Expenses ..................................... 0.84%
e
0.83%
f
0.83%
f
0.83%
f
0.83%
f
Net investment income ........................... 3.25% 2.99% 3.05% 2.71% 2.16%
Supplemental data
Net assets , end of year (000’s) ..................... $121,156 $128,058 $125,673 $120,384 $134,390
Portfolio turnover rate ............................ 14.13% 12.42% 8.99% 27.70% 22.05%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.51 $10.52 $10.29 $11.42 $11.82
Income from investment operations
b
:
Net investment income
c
......................... 0.35 0.33 0.33 0.30 0.28
Net realized and unrealized gains (losses) ........... 0.05 (0.01) 0.23 (1.13) (0.40)
Total from investment operations .................... 0.40 0.32 0.56 (0.83) (0.12)
Less distributions from:
Net investment income .......................... (0.34) (0.33) (0.33) (0.30) (0.28)
Net asset value, end of year ....................... $10.57 $10.51 $10.52 $10.29 $11.42
Total return
d
................................... 3.96% 3.10% 5.52% (7.29)% (1.12)%
Ratios to average net assets
Expenses ..................................... 0.70%
e
0.68%
f
0.68%
f
0.68%
f
0.68%
f
Net investment income ........................... 3.40% 3.14% 3.19% 2.85% 2.32%
Supplemental data
Net assets , end of year (000’s) ..................... $380,464 $420,060 $461,520 $497,643 $628,769
Portfolio turnover rate ............................ 14.13% 12.42% 8.99% 27.70% 22.05%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.68 $10.69 $10.46 $11.61 $12.02
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.27 0.27 0.24 0.21
Net realized and unrealized gains (losses) ........... 0.05 (0.01) 0.23 (1.15) (0.41)
Total from investment operations .................... 0.34 0.26 0.50 (0.91) (0.20)
Less distributions from:
Net investment income .......................... (0.28) (0.27) (0.27) (0.24) (0.21)
Net asset value, end of year ....................... $10.74 $10.68 $10.69 $10.46 $11.61
Total return
d
................................... 3.33% 2.48% 4.85% (7.86)% (1.73)%
Ratios to average net assets
Expenses ..................................... 1.24%
e
1.22%
f
1.22%
f
1.22%
f
1.22%
f
Net investment income ........................... 2.79% 2.54% 2.56% 2.25% 1.73%
Supplemental data
Net assets , end of year (000’s) ..................... $12,718 $15,568 $21,272 $30,730 $43,148
Portfolio turnover rate ............................ 14.13% 12.42% 8.99% 27.70% 22.05%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.55 $10.56 $10.33 $11.46 $11.87
Income from investment operations
b
:
Net investment income
c
......................... 0.37 0.34 0.34 0.32 0.29
Net realized and unrealized gains (losses) ........... 0.05 (0.01) 0.23 (1.14) (0.41)
Total from investment operations .................... 0.42 0.33 0.57 (0.82) (0.12)
Less distributions from:
Net investment income .......................... (0.36) (0.34) (0.34) (0.31) (0.29)
Net asset value, end of year ....................... $10.61 $10.55 $10.56 $10.33 $11.46
Total return .................................... 4.09% 3.22% 5.64% (7.14)% (1.06)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.55% 0.55% 0.55% 0.55% 0.55%
Expenses net of waiver and payments by affiliates ....... 0.55%
d
0.55%
e
0.55%
e
0.54%
e
0.54%
e
Net investment income ........................... 3.55% 3.26% 3.33% 2.99% 2.44%
Supplemental data
Net assets , end of year (000’s) ..................... $22,918 $11,617 $14,947 $9,690 $11,255
Portfolio turnover rate ............................ 14.13% 12.42% 8.99% 27.70% 22.05%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.54 $10.55 $10.32 $11.46 $11.86
Income from investment operations
b
:
Net investment income
c
......................... 0.36 0.34 0.34 0.31 0.29
Net realized and unrealized gains (losses) ........... 0.06 (0.01) 0.23 (1.14) (0.40)
Total from investment operations .................... 0.42 0.33 0.57 (0.83) (0.11)
Less distributions from:
Net investment income .......................... (0.35) (0.34) (0.34) (0.31) (0.29)
Net asset value, end of year ....................... $10.61 $10.54 $10.55 $10.32 $11.46
Total return .................................... 4.15% 3.20% 5.61% (7.26)% (1.01)%
Ratios to average net assets
Expenses ..................................... 0.59%
d
0.58%
e
0.58%
e
0.58%
e
0.58%
e
Net investment income ........................... 3.50% 3.24% 3.27% 2.95% 2.41%
Supplemental data
Net assets , end of year (000’s) ..................... $126,997 $114,791 $67,780 $80,068 $107,625
Portfolio turnover rate ............................ 14.13% 12.42% 8.99% 27.70% 22.05%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2026
Franklin Michigan Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,800,000 $ 1,904,997
Total Corporate Bonds (Cost $ 1,800,000 ) .......................................
1,904,997
Municipal Bonds 97.3%
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,650,000 2,232,965
Florida 1.6%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 5,256,000 4,840,973
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 900,000 639,360
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.29%, 3/01/29 ........................................... 5,920,000 5,071,117
10,551,450
Georgia 0.4%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 280,000 299,608
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 4,415,000 2,212,939
2,512,547
Illinois 0.3%
State of Illinois , GO , 2024 C , 4% , 10/01/39 ................................ 1,860,000 1,871,673
Michigan 86.7%
Allegan Public School District , GO , 2025 III , 5% , 5/01/50 ...................... 5,310,000 5,578,236
Alma Public Schools , GO , 2025 I , 5.25% , 5/01/55 ........................... 2,000,000 2,122,578
Bangor Township School District , GO , 2023 , 5% , 5/01/53 ...................... 2,000,000 2,092,676
Battle Creek School District , GO , 2022 , 4% , 5/01/45 ......................... 3,000,000 3,001,622
Belding Area Schools , GO , 2022 , 4.25% , 5/01/52 ........................... 7,330,000 7,113,645
Byron Center Public Schools ,
GO , 2017 I , 5% , 5/01/34 ............................................. 1,000,000 1,028,473
GO , 2017 I , 5% , 5/01/35 ............................................. 1,920,000 1,972,584
GO , 2017 I , 5% , 5/01/36 ............................................. 650,000 667,048
GO , 2017 I , 5% , 5/01/37 ............................................. 1,480,000 1,515,888
GO , 2017 I , 5% , 5/01/38 ............................................. 1,330,000 1,361,650
GO , 2017 I , 5% , 5/01/47 ............................................. 6,730,000 6,797,011
Caledonia Community Schools ,
GO , 2023 I , 5% , 5/01/53 ............................................. 2,000,000 2,077,645
GO , 2025 II , 5% , 5/01/50 ............................................ 1,605,000 1,686,077
GO , 2025 II , 5% , 5/01/53 ............................................ 1,000,000 1,044,666
GO , 2025 II , 5% , 5/01/55 ............................................ 1,215,000 1,266,793
Central Michigan University , Revenue , 2021 , Refunding , 3% , 10/01/46 ........... 1,325,000 1,059,230
Charter Township of Bloomfield , GO , 2016 , Refunding , 5% , 5/01/32 .............. 1,000,000 1,004,242
Charter Township of White Lake ,
GO , 2025 , 5% , 3/01/45 ............................................. 700,000 759,781
GO , 2025 , 4.5% , 3/01/49 ............................................ 2,850,000 2,850,175
GO , 2025 , 4.625% , 3/01/54 .......................................... 2,750,000 2,766,119
City of Albion , Water Supply System , Revenue , 2025 , BAM Insured , 5% , 4/01/55 .... 1,750,000 1,831,929
City of Battle Creek , Water & Wastewater System , Revenue , 2016 A , 5% , 6/01/36 ... 1,300,000 1,304,860
City of Detroit ,
Great Lakes Water Authority Water Supply System , Revenue, Second Lien , 2003 B ,
NATL Insured , 5% , 7/01/34 ......................................... 25,000 25,057
Great Lakes Water Authority Water Supply System , Revenue, Senior Lien , 06 A , AG
Insured , 5% , 7/01/34 .............................................. 30,000 30,041

Franklin Tax-Free Trust
Schedule of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
City of Grand Rapids ,
GO , 2024 , 5% , 10/01/44 ............................................. $ 1,645,000 $ 1,798,772
GO , 2024 , 5% , 10/01/49 ............................................. 1,150,000 1,216,803
GO , 2024 , 5% , 10/01/54 ............................................. 1,700,000 1,773,073
GO , 2025 , 5% , 4/01/55 ............................................. 3,000,000 3,129,285
Sanitary Sewer System , Revenue , 2018 , 5% , 1/01/37 ....................... 1,040,000 1,080,964
Sanitary Sewer System , Revenue , 2018 , 5% , 1/01/43 ....................... 1,000,000 1,025,495
Sanitary Sewer System , Revenue , 2020 , Refunding , 5% , 1/01/45 .............. 2,000,000 2,088,034
Water Supply System , Revenue , 2018 , Refunding , 5% , 1/01/43 ............... 1,500,000 1,538,243
Water Supply System , Revenue , 2020 , 5% , 1/01/40 ........................ 2,400,000 2,558,409
Water Supply System , Revenue , 2020 , 5% , 1/01/50 ........................ 3,000,000 3,095,896
City of Lansing ,
GO , 2023 , AG Insured , 4.25% , 6/01/53 .................................. 2,225,000 2,154,174
GO , 2023 B , Refunding , AG Insured , 5% , 6/01/48 .......................... 9,980,000 10,469,096
Comstock Park Public Schools , GO , 2025 II , 5% , 11/01/53 .................... 5,395,000 5,631,837
Comstock Public Schools , GO , 2022 I , 4% , 5/01/52 .......................... 3,000,000 2,791,708
County of Genesee ,
Water Supply System , GO , 2024 , Refunding , AG Insured , 5% , 11/01/37 ......... 835,000 970,057
Water Supply System , GO , 2024 , Refunding , AG Insured , 5% , 11/01/38 ......... 700,000 805,737
Water Supply System , GO , 2024 , Refunding , AG Insured , 5% , 11/01/39 ......... 1,150,000 1,313,201
County of Kent ,
GO , 2016 , 5% , 6/01/32 ............................................. 1,305,000 1,313,628
GO , 2016 , 5% , 6/01/33 ............................................. 1,275,000 1,282,983
County of Muskegon , GO , 2015 , Refunding , 5% , 11/01/33 ..................... 1,360,000 1,361,547
Crestwood School District , GO , 2025 I , 5% , 5/01/55 ......................... 3,000,000 3,118,712
Detroit City School District , GO , 2001 A , AG Insured , 6% , 5/01/29 ............... 6,590,000 7,043,727
DeWitt Public Schools ,
GO , 2017 , 5% , 5/01/30 ............................................. 500,000 516,197
GO , 2017 , 5% , 5/01/34 ............................................. 1,000,000 1,027,193
GO , 2017 , 5% , 5/01/35 ............................................. 1,000,000 1,026,690
GO , 2017 , 5% , 5/01/36 ............................................. 1,000,000 1,025,531
Dexter Community Schools , GO , 2025 , 4.5% , 5/01/55 ........................ 3,000,000 2,971,617
Downriver Utility Wastewater Authority ,
Revenue , 2018 , Refunding , AG Insured , 5% , 4/01/34 ....................... 510,000 537,477
Revenue , 2018 , Refunding , AG Insured , 5% , 4/01/36 ....................... 1,600,000 1,681,493
Revenue , 2018 , Refunding , AG Insured , 5% , 4/01/38 ....................... 1,500,000 1,570,103
Revenue , 2018 , Refunding , AG Insured , 5% , 4/01/43 ....................... 3,000,000 3,085,460
East Grand Rapids Public School District , GO , 2024 I , 5% , 5/01/53 .............. 700,000 732,307
East Lansing School District ,
GO , 2017 I , 5% , 5/01/35 ............................................. 1,500,000 1,537,772
GO , 2017 I , 5% , 5/01/37 ............................................. 1,100,000 1,124,638
GO , 2017 I , 5% , 5/01/42 ............................................. 2,500,000 2,541,808
Eastern Michigan University , Revenue , 2025 , Refunding , BAM Insured , 5.25% , 3/01/50 2,000,000 2,118,692
Farmington Public School District , GO , 2018 , BAM Insured , 4.5% , 5/01/38 ......... 7,225,000 7,415,359
Ferris State University , Revenue , 2025 A , Refunding , AG Insured , 5% , 10/01/49 .... 1,800,000 1,906,492
Fitzgerald Public School District , GO , 2026 , 5% , 5/01/50 ...................... 1,000,000 1,058,303
Flat Rock Community School District , GO , 2022 I , 4.5% , 5/01/52 ................ 2,100,000 2,107,564
Four Lakes Special Assessment District , Special Assessment , 2025 , AG Insured , 5% ,
6/01/55 ......................................................... 1,500,000 1,545,708
Gerald R Ford International Airport Authority , Revenue , 2021 , 5% , 1/01/46 ......... 2,000,000 2,068,100
Grand Traverse County Hospital Finance Authority ,
Munson Healthcare Obligated Group , Revenue , 2019 A , 5% , 7/01/44 ........... 1,110,000 1,134,065
Munson Healthcare Obligated Group , Revenue , 2019 B , 5% , 7/01/39 ........... 1,625,000 1,684,148
Munson Healthcare Obligated Group , Revenue , 2021 , Refunding , 3% , 7/01/51 .... 10,000,000 7,263,410
Grand Valley State University ,
Revenue , 2018 , 5% , 12/01/38 ........................................ 900,000 940,134
Revenue , 2018 , 5% , 12/01/43 ........................................ 1,800,000 1,855,679

Franklin Tax-Free Trust
Schedule of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Great Lakes Water Authority ,
Sewage Disposal System , Revenue, Second Lien , 2022 B , 5.5% , 7/01/52 ....... $ 1,500,000 $ 1,592,749
Water Supply System , Revenue, Second Lien , 2022 B , 5.5% , 7/01/52 .......... 5,000,000 5,309,163
Water Supply System , Revenue, Senior Lien , 2025 C , Refunding , 5.25% , 7/01/55 . 1,000,000 1,059,894
Grosse Ile Township School District , GO , 2025 II , Refunding , 5% , 5/01/52 ......... 2,000,000 2,091,209
Gull Lake Community School District ,
GO , 2018 I , 5% , 5/01/45 ............................................. 4,000,000 4,089,721
GO , 2018 I , 5% , 5/01/48 ............................................. 1,000,000 1,017,283
Hemlock Public School District , GO , 2024 III , 5% , 5/01/53 ..................... 1,100,000 1,151,539
Holly Area School District ,
GO , 2025 II , 5% , 5/01/48 ............................................ 625,000 660,906
GO , 2025 II , 5% , 5/01/52 ............................................ 1,000,000 1,045,605
Howell Public Schools , GO , 2025 II , 5% , 5/01/45 ............................ 500,000 540,928
Hudsonville Public Schools , GO , 2017 , Refunding , 5% , 5/01/41 ................. 2,500,000 2,552,454
Ingham County Building Authority , Community Mental Health Authority of Clinton Eaton
& Ingham Counties , GO , 2024 , BAM Insured , 5% , 8/01/49 ................... 2,540,000 2,660,875
Jenison Public Schools , GO , 2024 I , 5% , 5/01/49 ........................... 550,000 578,671
Kent Hospital Finance Authority , Mary Free Bed Rehabilitation Hospital Obligated
Group , Revenue , 2021 A , 3% , 4/01/51 .................................. 6,010,000 4,391,074
Kentwood Economic Development Corp. ,
Holland Home Obligated Group , Revenue , 2021 , 4% , 11/15/45 ................ 1,655,000 1,463,990
Holland Home Obligated Group , Revenue , 2022 , Refunding , 4% , 11/15/31 ....... 1,725,000 1,775,268
Holland Home Obligated Group , Revenue , 2022 , Refunding , 4% , 11/15/43 ....... 8,820,000 8,161,352
Kentwood Public Schools , GO , 2016 , 5% , 5/01/44 ........................... 2,920,000 2,933,119
L'Anse Creuse Public Schools , GO , 2025 I , 5% , 5/01/49 ...................... 2,250,000 2,370,068
Lansing Board of Water & Light , Revenue , 2024 A , Refunding , 5% , 7/01/54 ........ 9,500,000 9,853,487
Lansing School District ,
GO , 2016 I , Refunding , 5% , 5/01/39 .................................... 2,125,000 2,134,548
GO , 2016 I , Refunding , 5% , 5/01/40 .................................... 2,200,000 2,209,884
Lowell Area Schools , GO , 2024 I , 4.125% , 5/01/54 .......................... 2,155,000 2,047,904
Ludington Area School District , GO , 2022 II , BAM Insured , 4% , 5/01/51 ........... 7,820,000 7,340,385
Macomb Interceptor Drain Drainage District , Special Assessment , 2017 A , Refunding ,
5% , 5/01/42 ...................................................... 4,000,000 4,073,316
Mattawan Consolidated School District , GO , 2024 I , 5% , 5/01/54 ................ 1,700,000 1,775,482
Melvindale Northern Allen Park Public Schools ,
GO , 2022 , AG Insured , 4.375% , 5/01/47 ................................. 1,500,000 1,521,658
GO , 2024 , AG Insured , 5% , 5/01/45 .................................... 1,300,000 1,407,339
Michigan Finance Authority ,
Albion College , Revenue , 2022 , Refunding , 5% , 12/01/36 .................... 1,925,000 1,385,081
Albion College , Revenue , 2022 , Refunding , 4% , 12/01/46 .................... 4,800,000 2,924,165
Albion College , Revenue , 2022 , Refunding , 4% , 12/01/51 .................... 3,050,000 1,750,494
Bronson Health Care Group Obligated Group , Revenue , 2019 A , Refunding , 5% ,
5/15/54 ........................................................ 11,000,000 11,058,927
Calvin University Obligated Group , Revenue , 2021 , Refunding , 3% , 9/01/50 ...... 895,000 638,981
Calvin University Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/50 ...... 1,600,000 1,359,599
City of Inkster , Revenue , 2024 B , 5% , 11/01/42 ........................... 1,420,000 1,554,786
City of Inkster , Revenue , 2024 B , 5% , 11/01/45 ........................... 1,660,000 1,765,652
City of Inkster , Revenue , 2024 B , 5% , 11/01/49 ........................... 2,635,000 2,751,469
City of Inkster , Revenue , 2024 B , 5% , 11/01/54 ........................... 3,820,000 3,962,802
Clean Water Revolving Fund , Revenue , 2016 B , Refunding , 4% , 10/01/30 ....... 2,750,000 2,774,478
Clean Water Revolving Fund , Revenue , 2018 B , Refunding , 5% , 10/01/38 ....... 8,055,000 8,492,721
Corewell Health Obligated Group , Revenue , 2016 A , 5% , 11/01/44 ............. 12,000,000 12,008,204
County of Wayne , GO, Second Lien , 2020 , Refunding , BAM Insured , 4% , 11/01/55 4,000,000 3,674,173
Detroit Public Lighting Authority Utility Users Tax , Revenue , 2025 A , Refunding , BAM
Insured , 5% , 7/01/44 .............................................. 500,000 542,635
Henry Ford Health System Obligated Group , Revenue , 2016 , Refunding , 5% ,
11/15/41 ....................................................... 7,000,000 7,072,300

Franklin Tax-Free Trust
Schedule of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority, (continued)
Kalamazoo College , Revenue , 2018 , Refunding , 4% , 12/01/47 ................ $ 2,610,000 $ 2,370,244
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/35 ................. 400,000 381,148
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/36 ................. 565,000 531,202
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/37 ................. 640,000 596,400
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/38 ................. 675,000 618,795
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/39 ................. 645,000 585,733
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/45 ................. 2,780,000 2,261,729
Lawrence Technological University Obligated Group , Revenue , 2022 , Refunding , 4% ,
2/01/42 ........................................................ 745,000 666,132
Michigan Finance Authority Clean Water Revolving Fund , Revenue , 2018 B ,
Refunding , 5% , 10/01/39 ........................................... 6,000,000 6,317,201
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.5% , 2/28/49 ............ 1,500,000 1,589,472
Provident Group - HFH Energy LLC , Revenue , 2024 , 4.375% , 2/28/54 .......... 1,895,000 1,795,421
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.5% , 2/28/57 ............ 1,750,000 1,823,352
Tobacco Settlement , Revenue, Senior Lien , 2020 A-2 , Refunding , 5% , 6/01/40 .... 1,000,000 1,041,093
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/49 ... 4,170,000 3,647,139
Trinity Health Corp. Obligated Group , Revenue , 2016 MI , Pre-Refunded , 5% ,
12/01/45 ....................................................... 290,000 291,899
Trinity Health Credit Group , Revenue , 2016 MI , Pre-Refunded , 5% , 12/01/45 ..... 110,000 110,720
Trinity Health Credit Group , Revenue , 2016 MI , Refunding , 5% , 12/01/45 ........ 2,100,000 2,105,965
University of Detroit Mercy Obligated Group , Revenue , 2023 , Refunding , 5.5% ,
11/01/48 ....................................................... 2,000,000 2,040,384
University of Detroit Mercy Obligated Group , Revenue , 2023 , Refunding , 5.625% ,
11/01/52 ....................................................... 2,280,000 2,321,769
Michigan State Building Authority ,
State of Michigan , Revenue , 2016 I , Refunding , 5% , 4/15/41 ................. 12,000,000 12,138,138
State of Michigan , Revenue , 2016 I , Refunding , 5% , 10/15/46 ................ 9,910,000 9,972,974
State of Michigan , Revenue , 2016 I , Refunding , 5% , 10/15/51 ................ 1,000,000 1,004,498
State of Michigan , Revenue , 2019 I , Refunding , 4% , 4/15/54 ................. 2,000,000 1,860,800
State of Michigan , Revenue , 2022 I , 4% , 10/15/52 ......................... 4,250,000 3,940,215
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group , Revenue , 1999 B-3 , Pre-Refunded , 4% , 11/15/33 . 5,370,000 5,578,177
Ascension Health Credit Group , Revenue , 2010 F-7 , Pre-Refunded , 5% , 11/15/47 . 10,000,000 10,193,420
Ascension Health Credit Group , Revenue , 2010 F-8 , Pre-Refunded , 5% , 11/15/46 . 2,550,000 2,599,322
Corewell Health Obligated Group , Revenue , 2025 A , 5% , 8/15/46 .............. 1,000,000 1,059,798
Michigan State Housing Development Authority ,
Revenue , 2019 B , 3.1% , 12/01/44 ..................................... 10,500,000 9,232,585
Revenue , 2020 A , 2.8% , 12/01/45 ..................................... 4,350,000 3,496,612
Revenue , 2020 A , 2.85% , 6/01/50 ..................................... 4,150,000 3,157,911
Revenue , 2021 A , 2.7% , 10/01/56 ..................................... 4,000,000 2,594,442
Revenue , 2021 A , 2.73% , 10/01/59 .................................... 5,000,000 3,174,979
Revenue , 2022 A , 4.1% , 6/01/43 ...................................... 5,000,000 5,053,671
Revenue , 2025 A , 5% , 12/01/55 ....................................... 5,000,000 5,074,179
Revenue , 2025 C , 5.1% , 6/01/56 ...................................... 3,000,000 3,047,632
Michigan State University , Revenue , 2025 A , Refunding , 5% , 2/15/55 ............ 5,000,000 5,266,148
Michigan Strategic Fund ,
State of Michigan Department of Transportation , Revenue , 2018 , 5% , 6/30/33 .... 2,200,000 2,296,611
State of Michigan Department of Transportation , Revenue , 2018 , 5% , 6/30/48 .... 7,000,000 7,005,680
Michigan Technological University ,
Revenue , 2015 A , 5% , 10/01/45 ....................................... 2,400,000 2,401,869
Revenue , 2023 A , AG Insured , 5% , 10/01/47 ............................. 3,515,000 3,636,928
Revenue , 2023 A , AG Insured , 5.25% , 10/01/52 ........................... 1,000,000 1,039,780
Revenue , 2023 C , AG Insured , 5.25% , 10/01/53 ........................... 2,000,000 2,105,934
Monroe Public Schools , GO , 2020 I , 5% , 5/01/45 ............................ 2,465,000 2,570,609
Oakland University ,
Revenue , 2016 , 5% , 3/01/41 ......................................... 5,000,000 5,001,444

Franklin Tax-Free Trust
Schedule of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Oakland University, (continued)
Revenue , 2019 , 5% , 3/01/50 ......................................... $ 2,230,000 $ 2,269,941
Okemos Public Schools , GO , 2024 II , 5% , 5/01/54 ........................... 2,335,000 2,427,282
Plainwell Community Schools , GO , 2022 II , 4% , 5/01/52 ...................... 7,000,000 6,607,041
Portage Public Schools , GO , 2025 , BAM Insured , 4.25% , 11/01/47 .............. 2,000,000 1,974,788
Rochester Community School District , GO , 2016 I , 5% , 5/01/36 ................. 2,800,000 2,812,580
Saginaw Valley State University ,
Revenue , 2016 A , Refunding , 5% , 7/01/31 ............................... 2,170,000 2,188,142
Revenue , 2016 A , Refunding , 5% , 7/01/33 ............................... 1,240,000 1,250,115
Saline Area Schools , GO , 2016 , 5% , 5/01/36 ............................... 2,950,000 2,957,066
South Redford School District ,
GO , 2024 , 5% , 5/01/48 ............................................. 500,000 528,304
GO , 2024 , 5% , 5/01/51 ............................................. 300,000 314,236
Southfield Public Schools ,
GO , 2025 , 5.25% , 5/01/50 ........................................... 3,235,000 3,459,062
GO , 2025 , 5.25% , 5/01/55 ........................................... 7,250,000 7,694,345
Sparta Area Schools , GO , 2019 II , 5% , 5/01/48 ............................. 5,750,000 5,856,538
Spring Lake Public Schools , GO , 2025 II , 5% , 5/01/45 ........................ 750,000 811,393
State of Michigan , Trunk Line , Revenue , 2023 , 5.25% , 11/15/49 ................ 2,000,000 2,141,948
Swartz Creek Community Schools , GO , 2025 I , 5% , 5/01/49 ................... 3,000,000 3,162,417
Trenton Public Schools School District ,
GO , 2018 , 5% , 5/01/42 ............................................. 4,920,000 5,093,236
GO , 2018 , 5% , 5/01/45 ............................................. 11,480,000 11,739,895
Universal Academy ,
Revenue , 2021 , Refunding , 2% , 12/01/26 ................................ 105,000 103,844
Revenue , 2021 , Refunding , 4% , 12/01/31 ................................ 1,035,000 1,050,627
Revenue , 2021 , Refunding , 4% , 12/01/40 ................................ 1,100,000 1,054,407
University of Michigan ,
Revenue , 2015 , Pre-Refunded , 5% , 4/01/46 .............................. 2,000,000 2,004,485
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/37 ............................ 2,700,000 2,781,964
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/42 ............................ 5,635,000 5,806,061
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/47 ............................ 5,000,000 5,151,784
Walled Lake Consolidated School District , GO , 2024 , 5% , 5/01/54 ............... 1,800,000 1,881,181
Wayne County Airport Authority ,
Detroit Metropolitan Wayne County Airport , Revenue , 2018 A , 5% , 12/01/43 ...... 7,750,000 8,047,497
Detroit Metropolitan Wayne County Airport , Revenue , 2021 A , 5% , 12/01/40 ...... 3,330,000 3,622,811
Detroit Metropolitan Wayne County Airport , Revenue , 2021 A , 5% , 12/01/46 ...... 3,670,000 3,833,222
Detroit Metropolitan Wayne County Airport , Revenue , 2021 B , 5% , 12/01/39 ...... 1,675,000 1,801,225
Wayne State University ,
Revenue , 2018 A , 5% , 11/15/43 ....................................... 4,500,000 4,668,655
Revenue , 2018 A , 4% , 11/15/48 ....................................... 10,000,000 9,343,727
Wayne-Westland Community Schools , GO , 2022 , 3% , 11/01/44 ................. 2,830,000 2,311,140
Western Michigan University , Revenue , 2019 A , Refunding , 5% , 11/15/44 ......... 2,315,000 2,403,850
Western School District , GO , 2022 , 5.25% , 5/01/52 .......................... 2,000,000 2,103,840
Williamston Community Schools School District , GO , 2024 , 5% , 5/01/54 .......... 2,000,000 2,105,660
Woodhaven-Brownstown School District ,
GO , 2025 III , 5% , 11/01/51 ........................................... 525,000 547,451
GO , 2025 III , 5% , 5/01/55 ............................................ 5,500,000 5,738,493
Zeeland Public Schools , GO , 2025 III , Refunding , AG Insured , 5% , 5/01/45 ........ 310,000 332,274
576,104,366
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2019 BB , 4% , 6/15/50 ...................... 500,000 465,872
State of New Jersey , Revenue , 2020 AA , 3% , 6/15/50 ...................... 600,000 458,768
924,640

Franklin Tax-Free Trust
Schedule of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York 1.3%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/48 .......... $ 9,300,000 $ 8,357,563
South Carolina 0.1%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 922,397
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/39 325,000 281,597
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/40 300,000 254,812
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,500,000 2,696,831
3,233,240
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,800,000 1,604,913
Wisconsin 3.2%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 1,305,000 1,395,242
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,800,000 1,511,854
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 20,050,000 10,083,207
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 12,000,000 8,064,762
21,055,065
U.S. Territories 2.6%
Guam 0.7%
Guam Government Waterworks Authority ,
Revenue , 2020 A , 5% , 1/01/50 ........................................ 1,750,000 1,786,157
Guam Waterworks Authority Water And Wastewater System , Revenue , 2024 A ,
Refunding , 5% , 1/01/46 ............................................ 1,770,000 1,833,397
Water and Wastewater System , Revenue , 2025 A , 5.5% , 7/01/45 .............. 1,000,000 1,084,417
4,703,971
Puerto Rico 1.9%
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
12,900,000 12,661,718
Total U.S. Territories .................................................................... 17,365,689
Total Municipal Bonds (Cost $ 664,233,109 ) .....................................
646,736,508
Total Long Term Investments (Cost $ 666,033,109 ) ...............................
648,641,505
a
a a a a
Short Term Investments 1.1%
Municipal Bonds 1.1%
Michigan 1.1%
d
Grand Traverse County Hospital Finance Authority , Munson Healthcare Obligated
Group , Revenue , 2019 C , Refunding , LOC PNC Bank NA , Daily VRDN and Put ,
1.95% , 7/01/41 ................................................... 300,000 300,000

Franklin Tax-Free Trust
Schedule of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Michigan (continued)
d
Green Lake Township Economic Development Corp. , Interlochen Center for the Arts ,
Revenue , 2004 , Refunding , LOC PNC Bank NA , Daily VRDN and Put , 1.9% , 6/01/34 $ 6,700,000 $ 6,700,000
7,000,000
Total Municipal Bonds (Cost $ 7,000,000 ) .......................................
7,000,000
Total Short Term Investments (Cost $ 7,000,000 ) .................................
7,000,000
a
Total Investments (Cost $ 673,033,109 ) 98.7% ...................................
$655,641,505
Other Assets, less Liabilities 1.3% .............................................
8,610,460
Net Assets 100.0% ...........................................................
$664,251,965
See Abbreviations on page 348 .
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $20,511,234, representing 3.1% of net assets.
c
The rate shown represents the yield at period end.
d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.27 $11.24 $11.03 $12.20 $12.62
Income from investment operations
b
:
Net investment income
c
......................... 0.34 0.34 0.32 0.28 0.23
Net realized and unrealized gains (losses) ........... 0.17 0.02 0.20 (1.18) (0.42)
Total from investment operations .................... 0.51 0.36 0.52 (0.90) (0.19)
Less distributions from:
Net investment income .......................... (0.34) (0.33) (0.31) (0.27) (0.23)
Net asset value, end of year ....................... $11.44 $11.27 $11.24 $11.03 $12.20
Total return
d
................................... 4.67% 3.29% 4.81% (7.35)% (1.59)%
Ratios to average net assets
Expenses
e
.................................... 0.85%
f
0.83% 0.84% 0.84% 0.83%
Net investment income ........................... 3.11% 3.00% 2.88% 2.48% 1.79%
Supplemental data
Net assets, end of year (000’s) ..................... $177,539 $179,854 $174,047 $173,008 $193,021
Portfolio turnover rate ............................ 5.26% 4.25% 20.83% 19.82% 19.81%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.27 $11.24 $11.02 $12.19 $12.61
Income from investment operations
b
:
Net investment income
c
......................... 0.36 0.35 0.33 0.29 0.25
Net realized and unrealized gains (losses) ........... 0.16 0.03 0.22 (1.17) (0.42)
Total from investment operations .................... 0.52 0.38 0.55 (0.88) (0.17)
Less distributions from:
Net investment income .......................... (0.36) (0.35) (0.33) (0.29) (0.25)
Net asset value, end of year ....................... $11.43 $11.27 $11.24 $11.02 $12.19
Total return
d
................................... 4.74% 3.45% 5.06% (7.21)% (1.44)%
Ratios to average net assets
Expenses
e
.................................... 0.70%
f
0.68% 0.69% 0.69% 0.69%
Net investment income ........................... 3.27% 3.15% 3.03% 2.62% 1.94%
Supplemental data
Net assets, end of year (000’s) ..................... $240,873 $290,503 $328,953 $376,659 $506,601
Portfolio turnover rate ............................ 5.26% 4.25% 20.83% 19.82% 19.81%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.40 $11.37 $11.15 $12.33 $12.76
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.29 0.27 0.23 0.17
Net realized and unrealized gains (losses) ........... 0.17 0.03 0.21 (1.18) (0.43)
Total from investment operations .................... 0.47 0.32 0.48 (0.95) (0.26)
Less distributions from:
Net investment income .......................... (0.30) (0.29) (0.26) (0.23) (0.17)
Net asset value, end of year ....................... $11.57 $11.40 $11.37 $11.15 $12.33
Total return
d
................................... 4.11% 2.84% 4.42% (7.73)% (2.05)%
Ratios to average net assets
Expenses
e
.................................... 1.25%
f
1.23% 1.23% 1.23% 1.23%
Net investment income ........................... 2.68% 2.55% 2.43% 2.03% 1.36%
Supplemental data
Net assets, end of year (000’s) ..................... $21,348 $26,961 $38,418 $52,613 $81,058
Portfolio turnover rate ............................ 5.26% 4.25% 20.83% 19.82% 19.81%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.29 $11.26 $11.04 $12.21 $12.64
Income from investment operations
b
:
Net investment income
c
......................... 0.38 0.37 0.35 0.31 0.27
Net realized and unrealized gains (losses) ........... 0.15 0.03 0.21 (1.17) (0.43)
Total from investment operations .................... 0.53 0.40 0.56 (0.86) (0.16)
Less distributions from:
Net investment income .......................... (0.37) (0.37) (0.34) (0.31) (0.27)
Net asset value, end of year ....................... $11.45 $11.29 $11.26 $11.04 $12.21
Total return .................................... 4.89% 3.59% 5.20% (7.06)% (1.28)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.55% 0.54% 0.54% 0.54% 0.54%
Expenses net of waiver and payments by affiliates
d
...... 0.55% 0.54% 0.54% 0.53% 0.53%
Net investment income ........................... 3.41% 3.29% 3.18% 2.77% 2.10%
Supplemental data
Net assets, end of year (000’s) ..................... $21,019 $23,165 $18,009 $11,973 $16,571
Portfolio turnover rate ............................ 5.26% 4.25% 20.83% 19.82% 19.81%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.28 $11.25 $11.04 $12.21 $12.63
Income from investment operations
b
:
Net investment income
c
......................... 0.37 0.36 0.34 0.31 0.26
Net realized and unrealized gains (losses) ........... 0.17 0.03 0.21 (1.18) (0.42)
Total from investment operations .................... 0.54 0.39 0.55 (0.87) (0.16)
Less distributions from:
Net investment income .......................... (0.37) (0.36) (0.34) (0.30) (0.26)
Net asset value, end of year ....................... $11.45 $11.28 $11.25 $11.04 $12.21
Total return .................................... 4.93% 3.55% 5.07% (7.11)% (1.34)%
Ratios to average net assets
Expenses
d
.................................... 0.60%
e
0.58% 0.59% 0.59% 0.58%
Net investment income ........................... 3.36% 3.24% 3.12% 2.71% 2.04%
Supplemental data
Net assets, end of year (000’s) ..................... $159,406 $139,196 $148,704 $197,029 $266,255
Portfolio turnover rate ............................ 5.26% 4.25% 20.83% 19.82% 19.81%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2026
Franklin Minnesota Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.9%
Florida 1.2%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. $ 6,192,000 $ 5,703,064
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 2,100,000 1,491,839
7,194,903
Minnesota 96.1%
Alexandria Independent School District No. 206 , GO , 2017 A , Refunding , 3% , 2/01/37 29,905,000 29,888,481
Anoka-Hennepin Independent School District No. 11 ,
GO , 2018 A , 3.25% , 2/01/37 .......................................... 5,355,000 5,351,713
GO , 2018 A , 4% , 2/01/39 ............................................ 8,905,000 8,989,152
GO , 2018 A , 3.375% , 2/01/43 ......................................... 4,020,000 3,753,826
b
Becker Independent School District No. 726 , GO , 2022 A , 4.17%, 2/01/41 ......... 1,000,000 543,241
Belle Plaine Independent School District No. 716 ,
GO , 2025 A , 5% , 2/01/48 ............................................ 525,000 554,111
GO , 2025 A , 5% , 2/01/50 ............................................ 500,000 524,618
GO , 2025 A , 5% , 2/01/52 ............................................ 500,000 522,631
Big Lake Economic Development Authority , City of Big Lake , Revenue , 2026 A , 5% ,
2/01/52 ......................................................... 2,500,000 2,561,823
Brainerd Independent School District No. 181 , GO , 2018 A , 4% , 2/01/43 .......... 1,900,000 1,906,391
Breckenridge Independent School District No. 846 ,
GO , 2026 A , Refunding , 4% , 2/01/42 ................................... 1,390,000 1,415,156
GO , 2026 A , Refunding , 4.25% , 2/01/50 ................................. 1,000,000 991,995
City of Center City ,
Hazelden Betty Ford Foundation , Revenue , 2019 , Refunding , 4% , 11/01/41 ...... 1,000,000 1,002,673
Hazelden Betty Ford Foundation , Revenue , 2025 , Refunding , 5% , 11/01/44 ...... 1,160,000 1,223,623
Hazelden Betty Ford Foundation , Revenue , 2025 , Refunding , 5% , 11/01/47 ...... 1,000,000 1,033,054
City of Cold Spring , GO , 2024 A , BAM Insured , 4% , 2/01/54 ................... 1,050,000 972,670
City of Coon Rapids , Mississippi View Housing Partners LP , Revenue , 2023 , FNMA
Insured , 5.6% , 12/01/39 ............................................. 3,713,082 4,301,049
City of Corcoran , GO , 2023 A , BAM Insured , 4% , 2/01/53 ..................... 3,605,000 3,454,816
City of Fridley ,
GO , 2022 A , 4% , 2/01/36 ............................................ 350,000 365,735
GO , 2022 A , 4% , 2/01/37 ............................................ 735,000 764,456
GO , 2022 A , 4% , 2/01/38 ............................................ 800,000 830,881
Fridley Leased Housing Associates I LLLP , Revenue , 2018 , FNMA Insured , 3.75% ,
11/01/34 ....................................................... 9,087,095 9,394,418
a
Roers Fridley Apartments Owner II LLC , Revenue , 144A, 2023 A , 5.75% , 6/01/41 .. 16,000,000 17,005,824
City of Minneapolis ,
GO , 2018 , 4% , 12/01/46 ............................................. 3,500,000 3,500,447
GO , 2019 , 3% , 12/01/40 ............................................. 2,000,000 1,880,322
14th and Central LLLP , Revenue , 2020 , FNMA Insured , 2.35% , 2/01/38 ......... 7,211,075 6,049,614
Allina Health Obligated Group , Revenue , 2021 , 4% , 11/15/40 ................. 6,750,000 6,791,134
Fairview Health Services Obligated Group , Revenue , 2015 A , Refunding , 5% ,
11/15/44 ....................................................... 11,325,000 11,329,002
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , 5% ,
11/15/49 ....................................................... 4,535,000 4,516,664
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , AG Insured ,
5% , 11/15/49 ................................................... 6,000,000 6,071,717
c
City of Mounds View , OAHS Sibley TC LLLP , Revenue , 2024 , Mandatory Put , 3.375% ,
3/01/28 ......................................................... 4,500,000 4,535,076
City of Rochester ,
Electric Utility , Revenue , 2017 A , Refunding , 5% , 12/01/42 ................... 1,395,000 1,414,966
Electric Utility , Revenue , 2017 A , Refunding , 5% , 12/01/47 ................... 3,815,000 3,847,861
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/33 .................... 9,425,000 11,106,897
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/34 .................... 5,235,000 6,235,310
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/36 .................... 8,400,000 10,115,341

Franklin Tax-Free Trust
Schedule of Investments
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
City of Rochester, (continued)
Mayo Clinic , Revenue , 2018 , 4% , 11/15/48 ............................... $ 4,000,000 $ 3,906,543
Mayo Clinic , Revenue , 2022 , Refunding , 3.25% , 11/15/41 ................... 4,000,000 3,771,109
Mayo Clinic , Revenue , 2022 , Refunding , 5% , 11/15/57 ...................... 1,000,000 1,036,759
Mayo Clinic , Revenue , 2025 A , 4.25% , 11/15/50 ........................... 3,000,000 2,989,230
Mayo Clinic , Revenue , 2025 A , 4.375% , 11/15/53 .......................... 1,750,000 1,750,039
City of St. Cloud ,
CentraCare Health System Obligated Group , Revenue , 2016 A , Refunding , 4% ,
5/01/37 ........................................................ 7,310,000 7,311,349
CentraCare Health System Obligated Group , Revenue , 2019 , Refunding , 5% ,
5/01/48 ........................................................ 10,000,000 10,197,370
CentraCare Health System Obligated Group , Revenue , 2024 , Refunding , 5% ,
5/01/54 ........................................................ 1,000,000 1,032,030
City of St. Paul , Water , Revenue , 2023 A , 4% , 12/01/46 ....................... 13,340,000 13,258,649
City of Virginia ,
GO , 2024 A , 4.375% , 2/01/34 ......................................... 1,000,000 1,042,750
GO , 2024 A , 4.5% , 2/01/37 ........................................... 1,605,000 1,660,145
GO , 2024 A , 5% , 2/01/41 ............................................ 825,000 871,420
GO , 2025 A , 5.625% , 2/01/44 ......................................... 1,035,000 1,071,276
GO , 2025 A , 5.75% , 2/01/47 .......................................... 1,225,000 1,251,839
City of Wadena , Astera Health , Revenue , 2024 A , 5% , 12/01/45 ................. 1,900,000 1,993,133
County of Norman , GO , 2022 A , 3.25% , 2/01/52 ............................ 3,115,000 2,422,760
County of Rice , GO , 2022 A , 4% , 2/01/48 ................................. 5,200,000 5,116,357
Dakota County Community Development Agency ,
Revenue , 2011 A , GNMA Insured , 4.875% , 12/01/33 ....................... 330,000 330,129
Roers Burnsville Affordable Apartments Owner LLC , Revenue , 2024 , FNMA Insured ,
4.2% , 5/01/43 ................................................... 1,000,000 1,009,315
Dawson-Boyd Independent School District No. 378 , GO , 2019 A , 3.125% , 2/01/40 ... 2,965,000 2,854,896
Duluth Economic Development Authority ,
Essentia Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 2/15/53 ..... 15,830,000 15,910,999
Essentia Health Obligated Group , Revenue , 2018 A , Refunding , 5.25% , 2/15/53 ... 13,105,000 13,220,319
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 4% ,
6/15/38 ........................................................ 150,000 155,048
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 4% ,
6/15/39 ........................................................ 155,000 159,232
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 3% ,
6/15/44 ........................................................ 850,000 740,357
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/30 ........................................................ 425,000 470,653
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/32 ........................................................ 500,000 571,152
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/33 ........................................................ 600,000 684,839
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/34 ........................................................ 520,000 555,009
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/35 ........................................................ 425,000 450,887
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/36 ........................................................ 400,000 421,867
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/37 ........................................................ 375,000 392,928
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/38 ........................................................ 400,000 415,668
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/39 ........................................................ 250,000 259,032
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 B , 5.25% , 6/15/52 .. 8,000,000 8,301,239

Franklin Tax-Free Trust
Schedule of Investments
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
b
Duluth Independent School District No. 709 ,
GO , 2021 C , 3.12%, 2/01/30 ......................................... $ 1,275,000 $ 1,130,178
GO , 2021 C , 3.2%, 2/01/31 .......................................... 1,325,000 1,134,713
GO , 2021 C , 3.28%, 2/01/32 ......................................... 1,080,000 892,127
GO , 2021 C , 3.39%, 2/01/33 ......................................... 1,075,000 853,380
Forest Lake Independent School District No. 831 , GO , 2023 A , 4% , 2/01/37 ........ 2,000,000 2,101,579
Gibbon Independent School District No. 2365 ,
GO , 2023 A , 5% , 2/01/48 ............................................ 1,850,000 1,928,338
GO , 2023 A , 4.125% , 2/01/52 ......................................... 2,250,000 2,238,220
b
Hastings Independent School District No. 200 ,
GO , 2018 A , 3.87%, 2/01/38 .......................................... 4,685,000 2,979,876
GO , 2018 A , 3.91%, 2/01/39 .......................................... 4,685,000 2,854,653
GO , 2018 A , 3.94%, 2/01/40 .......................................... 4,685,000 2,734,138
Hennepin County Regional Railroad Authority ,
County of Hennepin , GO , 2019 A , 5% , 12/01/37 ........................... 1,000,000 1,060,483
County of Hennepin , GO , 2019 A , 5% , 12/01/38 ........................... 3,965,000 4,194,250
Hopkins Independent School District No. 270 , GO , 2019 A , 3% , 2/01/34 .......... 2,450,000 2,451,814
Jordan Independent School District No. 717 , GO , 2023 A , 4% , 2/01/42 ........... 1,300,000 1,324,900
Mankato Independent School District No. 77 , COP , 2022 A , 3% , 2/01/42 .......... 2,730,000 2,428,094
Metropolitan Council ,
GO , 2020 B , 2.125% , 3/01/36 ......................................... 3,500,000 3,123,011
GO , 2020 B , 2.125% , 3/01/38 ......................................... 4,000,000 3,408,834
GO , 2022 C , 4% , 3/01/40 ............................................ 3,275,000 3,409,455
GO , 2022 C , 4% , 3/01/41 ............................................ 3,410,000 3,528,574
Minneapolis-St. Paul Metropolitan Airports Commission ,
Revenue , 2022 A , Refunding , 4.25% , 1/01/52 ............................. 2,990,000 2,889,928
Revenue, Senior Lien , 2016 C , 5% , 1/01/35 .............................. 4,025,000 4,104,728
Revenue, Senior Lien , 2016 C , 5% , 1/01/41 .............................. 20,730,000 21,026,775
Revenue, Senior Lien , 2016 C , 5% , 1/01/46 .............................. 14,475,000 14,588,734
Minnesota Agricultural & Economic Development Board , HealthPartners Obligated
Group , Revenue , 2024 , 5.25% , 1/01/54 ................................. 6,000,000 6,244,499
Minnesota Health & Education Facilities Authority ,
Macalester College , Revenue , 2017 , Refunding , 3% , 3/01/33 ................. 1,510,000 1,506,745
Macalester College , Revenue , 2021 , Refunding , 4% , 3/01/36 ................. 125,000 131,221
Macalester College , Revenue , 2026 , Refunding , 5.25% , 3/01/56 ............... 1,000,000 1,063,120
St. Catherine University , Revenue , 2018 A , Refunding , 5% , 10/01/45 ........... 2,075,000 2,073,101
St. Catherine University , Revenue , 2023 , 5% , 10/01/43 ..................... 600,000 607,157
St. Catherine University , Revenue , 2023 , 5.125% , 10/01/48 .................. 750,000 742,913
St. Catherine University , Revenue , 2023 , 5% , 10/01/52 ..................... 3,000,000 2,860,260
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/32 ............... 255,000 267,194
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/33 ............... 240,000 250,689
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/34 ............... 355,000 369,447
St. John's University , Revenue , 2021 , Refunding , 3% , 10/01/38 ............... 250,000 237,147
St. Olaf College , Revenue , 2021 , 3% , 10/01/41 ........................... 1,000,000 911,518
University of St. Thomas , Revenue , 2017 A , Refunding , 4% , 10/01/36 .......... 750,000 760,657
University of St. Thomas , Revenue , 2022 A , 5% , 10/01/52 ................... 10,000,000 10,179,373
Minnesota Higher Education Facilities Authority , University of St. Thomas , Revenue ,
2024 A , 5% , 10/01/49 ............................................... 4,000,000 4,126,302
Minnesota Housing Finance Agency ,
Revenue , 2020 E , GNMA Insured , 2.5% , 7/01/40 .......................... 1,840,000 1,530,391
Revenue , 2021 B , GNMA Insured , 2.1% , 7/01/36 .......................... 950,000 818,571
Revenue , 2021 H , GNMA Insured , 2.55% , 1/01/46 ......................... 3,950,000 3,001,175
Revenue , 2022 A , GNMA Insured , 2.75% , 7/01/42 ......................... 2,660,000 2,254,086
Revenue , 2023 D , GNMA Insured , 4.5% , 7/01/43 .......................... 930,000 943,187
Revenue , 2023 D , GNMA Insured , 4.6% , 7/01/45 .......................... 930,000 943,724
d
Revenue , 2026 A , GNMA Insured , 4.6% , 1/01/47 .......................... 2,000,000 2,027,076
State of Minnesota , Revenue , 2009 , 4% , 8/01/29 .......................... 1,365,000 1,366,343

Franklin Tax-Free Trust
Schedule of Investments
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Minnesota Housing Finance Agency, (continued)
State of Minnesota , Revenue , 2011 , 5% , 8/01/31 .......................... $ 2,225,000 $ 2,230,019
State of Minnesota , Revenue , 2020 D , 4% , 8/01/42 ........................ 1,815,000 1,844,668
c
Minnesota Municipal Gas Agency , Revenue , 2022 A , Mandatory Put , 4% , 12/01/27 .. 11,550,000 11,810,278
Minnesota Office of Higher Education , Revenue, Senior Lien , 2023 , Refunding , 4% ,
11/01/42 ........................................................ 2,250,000 2,230,462
b
Minnetonka Independent School District No. 276 ,
GO , 2026 A , 4.81%, 2/01/52 .......................................... 4,750,000 1,405,918
GO , 2026 A , 4.82%, 2/01/53 .......................................... 6,310,000 1,774,936
Moorhead Independent School District No. 152 , GO , 2020 A , 2.5% , 2/01/37 ....... 3,795,000 3,451,895
Nashwauk Keewatin Independent School District No. 319 , GO , 2022 A , Refunding , 4% ,
2/01/48 ......................................................... 4,000,000 3,981,450
b
Nicollet Independent School District No. 507 ,
GO , 2026 A , 4.91%, 2/01/45 .......................................... 250,000 100,902
GO , 2026 A , 5.16%, 2/01/47 .......................................... 175,000 61,051
North St. Paul-Maplewood-Oakdale Independent School District No. 622 ,
GO , 2019 A , 3% , 2/01/42 ............................................ 4,975,000 4,456,737
GO , 2019 A , 3% , 2/01/46 ............................................ 22,965,000 18,751,021
Osseo Independent School District No. 279 , GO , 2024 A , 4% , 2/01/43 ............ 4,920,000 5,015,886
b
Prior Lake-Savage Independent School District No. 719 ,
GO , 2018 B , 2.81%, 2/01/27 ......................................... 3,545,000 3,454,969
GO , 2018 B , 2.83%, 2/01/28 ......................................... 10,055,000 9,528,935
GO , 2018 B , 2.87%, 2/01/30 ......................................... 9,010,000 8,063,966
GO , 2018 B , 2.96%, 2/01/31 ......................................... 5,310,000 4,598,318
Red Rock Central Independent School District No. 2884 , GO , 2022 A , 2.375% , 2/01/47 3,000,000 2,057,967
Redwood Area Schools Independent School District No. 2897 , GO , 2024 A , 4% ,
2/01/44 ......................................................... 2,000,000 2,037,649
Robbinsdale Independent School District No. 281 ,
GO , 2024 A , 4% , 2/01/43 ............................................ 500,000 513,686
GO , 2024 A , 4% , 2/01/44 ............................................ 450,000 459,022
GO , 2024 A , 4% , 2/01/45 ............................................ 415,000 419,833
Rosemount-Apple Valley-Eagan Independent School District No. 196 , GO , 2023 A , 4% ,
2/01/44 ......................................................... 2,000,000 2,013,717
Roseville Independent School District No. 623 ,
GO , 2018 A , 4% , 2/01/35 ............................................ 4,900,000 4,961,269
GO , 2018 A , 4% , 2/01/37 ............................................ 5,000,000 5,048,566
b
Sartell-St. Stephen Independent School District No. 748 ,
GO , 2016 B , 3.96%, 2/01/36 ......................................... 3,000,000 2,041,214
GO , 2016 B , 4.08%, 2/01/37 ......................................... 2,820,000 1,821,230
GO , 2016 B , 4.2%, 2/01/38 .......................................... 5,220,000 3,197,060
GO , 2016 B , 4.29%, 2/01/39 ......................................... 3,020,000 1,753,846
Sauk Centre Public Utilities Commission ,
Electric , Revenue , 2024 A , AG Insured , 4.25% , 12/01/44 .................... 395,000 400,337
Electric , Revenue , 2024 A , AG Insured , 4.5% , 12/01/53 ..................... 335,000 333,187
a
Scott County Community Development Agency , Spero BP Senior LLC , Revenue,
Senior Lien , 144A, 2022 A , 5.25% , 8/01/37 ............................... 8,000,000 8,246,716
d
South Washington County Independent School District No. 833/MN ,
GO , 2026 A , Refunding , 4% , 2/01/44 ................................... 2,000,000 1,992,683
GO , 2026 A , Refunding , 4% , 2/01/46 ................................... 2,000,000 1,966,842
Southern Minnesota Municipal Power Agency ,
b
Revenue , 1994 A , NATL Insured , 3.03%, 1/01/27 .......................... 6,600,000 6,436,221
Revenue , 2017 A , 5% , 1/01/47 ........................................ 1,315,000 1,339,054
Revenue , 2025 A , Refunding , 5% , 1/01/45 ............................... 400,000 438,908
Revenue , 2025 A , Refunding , 5% , 1/01/46 ............................... 500,000 541,587
St. Francis Independent School District No. 15 , GO , 2018 A , 3.5% , 2/01/41 ........ 3,350,000 3,294,254

Franklin Tax-Free Trust
Schedule of Investments
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
St. Paul Port Authority ,
District Energy St. Paul Obligated Group , Revenue , 2021-1 , Refunding , 3% , 10/01/34 $ 300,000 $ 299,521
District Energy St. Paul Obligated Group , Revenue , 2023-3 , 4.75% , 10/01/43 ..... 1,000,000 1,037,952
District Energy St. Paul Obligated Group , Revenue , 2023-4 , 5.25% , 10/01/42 ..... 1,000,000 1,058,152
State of Minnesota ,
GO , 2023 B , 4% , 8/01/43 ............................................ 4,745,000 4,807,602
Department of Iron Range Resources & Rehabilitation , Revenue , 2025 A , 5% ,
10/01/45 ....................................................... 1,000,000 1,075,027
Stearns County Housing & Redevelopment Authority , Revenue , 2021 A , Refunding ,
3% , 2/01/61 ...................................................... 1,105,000 767,871
University of Minnesota ,
Revenue , 2017 A , 5% , 9/01/40 ........................................ 1,240,000 1,272,502
Revenue , 2017 A , 5% , 9/01/41 ........................................ 3,000,000 3,077,078
Revenue , 2019 A , 5% , 4/01/39 ........................................ 3,055,000 3,233,608
Revenue , 2019 A , 5% , 4/01/40 ........................................ 2,110,000 2,228,038
Revenue , 2019 A , 5% , 4/01/41 ........................................ 6,045,000 6,366,069
Revenue , 2019 A , 5% , 4/01/44 ........................................ 2,000,000 2,084,255
Revenue , 2020 A , 5% , 11/01/39 ....................................... 2,000,000 2,160,355
Revenue , 2020 A , 5% , 11/01/42 ....................................... 1,230,000 1,309,884
Virginia Housing & Redevelopment Authority ,
County of St. Louis , Revenue , 2025 A , 5% , 4/01/50 ........................ 670,000 688,400
County of St. Louis , Revenue , 2025 A , 5% , 4/01/55 ........................ 885,000 897,986
County of St. Louis , Revenue , 2025 A , 5% , 4/01/60 ........................ 1,130,000 1,133,184
Waconia Independent School District No. 110 , GO , 2025 A , Refunding , 4% , 2/01/41 . 1,270,000 1,321,643
b
Watertown-Mayer Independent School District No. 111 ,
GO , 2020 A , 3.72%, 2/01/33 .......................................... 470,000 364,834
GO , 2020 A , 3.83%, 2/01/34 .......................................... 2,470,000 1,833,875
GO , 2020 A , 4.19%, 2/01/37 .......................................... 2,470,000 1,576,535
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 , GO , 2018
A , 4% , 2/01/34 .................................................... 2,655,000 2,692,011
Western Minnesota Municipal Power Agency , Revenue , 2018 A , 5% , 1/01/49 ....... 5,000,000 5,077,399
Zumbro Education District ,
COP , 2021 A , 4% , 2/01/32 ........................................... 200,000 202,329
COP , 2021 A , 4% , 2/01/33 ........................................... 150,000 151,214
COP , 2021 A , 4% , 2/01/34 ........................................... 125,000 125,615
COP , 2021 A , 2.125% , 2/01/35 ........................................ 325,000 272,735
COP , 2021 A , 4% , 2/01/38 ........................................... 390,000 380,317
COP , 2021 A , 4% , 2/01/41 ........................................... 635,000 582,989
596,090,932
South Carolina 0.5%
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,500,000 3,228,390
Texas 0.5%
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,000,000 3,082,092
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,100,000 1,872,398
Wisconsin 0.3%
a
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. 2,100,000 1,763,829
Total Municipal Bonds (Cost $ 621,484,589 ) .....................................
613,232,544
a a a a

Franklin Tax-Free Trust
Schedule of Investments
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

s
Short Term Investments 1.5%
a a
Principal
Amount
a
Value
Municipal Bonds 1.5%
Minnesota 1.5%
e
City of Minneapolis , Fairview Health Services Obligated Group , Revenue , 2018 C ,
Refunding , LOC Bank of America NA , Daily VRDN and Put , 2.05% , 11/15/48 ..... $ 400,000 $ 400,000
e
City of Rochester , Mayo Clinic , Revenue , 2025 D , LOC Barclays Bank plc , Daily VRDN
and Put , 1.25% , 11/15/64 ............................................ 8,600,000 8,600,000
9,000,000
Total Municipal Bonds (Cost $ 9,000,000 ) .......................................
9,000,000
Total Short Term Investments (Cost $ 9,000,000 ) .................................
9,000,000
a
Total Investments (Cost $ 630,484,589 ) 100.4% ..................................
$622,232,544
Other Assets, less Liabilities (0.4) % ...........................................
(2,048,109)
Net Assets 100.0% ...........................................................
$620,184,435
See Abbreviations on page 348 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $36,691,088, representing 5.9% of net assets.
b
The rate shown represents the yield at period end.
c
The maturity date shown represents the mandatory put date.
d
Security purchased on a when-issued basis. See Note 1(b).
e
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.49 $10.47 $10.27 $11.48 $11.85
Income from investment operations
b
:
Net investment income
c
......................... 0.36 0.35 0.34 0.31 0.28
Net realized and unrealized gains (losses) ........... 0.02 0.02 0.20 (1.22) (0.37)
Total from investment operations .................... 0.38 0.37 0.54 (0.91) (0.09)
Less distributions from:
Net investment income .......................... (0.35) (0.35) (0.34) (0.30) (0.28)
Net asset value, end of year ....................... $10.52 $10.49 $10.47 $10.27 $11.48
Total return
d
................................... 3.82% 3.55% 5.34% (7.92)% (0.84)%
Ratios to average net assets
Expenses ..................................... 0.84%
e
0.82%
f
0.83%
f
0.82%
f
0.81%
f
Net investment income ........................... 3.53% 3.31% 3.30% 2.90% 2.33%
Supplemental data
Net assets , end of year (000’s) ..................... $196,841 $186,969 $180,411 $166,355 $208,059
Portfolio turnover rate ............................ 12.36% 7.70% 15.60% 26.78% 21.64%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.49 $10.46 $10.27 $11.48 $11.84
Income from investment operations
b
:
Net investment income
c
......................... 0.38 0.36 0.35 0.32 0.30
Net realized and unrealized gains (losses) ........... 0.02 0.03 0.19 (1.21) (0.36)
Total from investment operations .................... 0.40 0.39 0.54 (0.89) (0.06)
Less distributions from:
Net investment income .......................... (0.37) (0.36) (0.35) (0.32) (0.30)
Net asset value, end of year ....................... $10.52 $10.49 $10.46 $10.27 $11.48
Total return
d
................................... 3.98% 3.81% 5.40% (7.78)% (0.60)%
Ratios to average net assets
Expenses ..................................... 0.69%
e
0.67%
f
0.68%
f
0.67%
f
0.66%
f
Net investment income ........................... 3.68% 3.46% 3.44% 3.05% 2.49%
Supplemental data
Net assets , end of year (000’s) ..................... $305,135 $353,894 $399,059 $439,718 $588,698
Portfolio turnover rate ............................ 12.36% 7.70% 15.60% 26.78% 21.64%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.60 $10.57 $10.37 $11.60 $11.97
Income from investment operations
b
:
Net investment income
c
......................... 0.32 0.30 0.29 0.26 0.23
Net realized and unrealized gains (losses) ........... 0.01 0.03 0.20 (1.23) (0.37)
Total from investment operations .................... 0.33 0.33 0.49 (0.97) (0.14)
Less distributions from:
Net investment income .......................... (0.31) (0.30) (0.29) (0.26) (0.23)
Net asset value, end of year ....................... $10.62 $10.60 $10.57 $10.37 $11.60
Total return
d
................................... 3.27% 3.19% 4.87% (8.38)% (1.23)%
Ratios to average net assets
Expenses ..................................... 1.23%
e
1.22%
f
1.23%
f
1.22%
f
1.20%
f
Net investment income ........................... 3.09% 2.86% 2.83% 2.45% 1.91%
Supplemental data
Net assets , end of year (000’s) ..................... $10,555 $15,414 $23,851 $33,334 $52,654
Portfolio turnover rate ............................ 12.36% 7.70% 15.60% 26.78% 21.64%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.50 $10.47 $10.28 $11.49 $11.85
Income from investment operations
b
:
Net investment income
c
......................... 0.39 0.38 0.37 0.34 0.31
Net realized and unrealized gains (losses) ........... 0.02 0.02 0.19 (1.22) (0.36)
Total from investment operations .................... 0.41 0.40 0.56 (0.88) (0.05)
Less distributions from:
Net investment income .......................... (0.38) (0.37) (0.37) (0.33) (0.31)
Net asset value, end of year ....................... $10.53 $10.50 $10.47 $10.28 $11.49
Total return .................................... 4.11% 3.94% 5.53% (7.65)% (0.47)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.55% 0.55% 0.55% 0.54% 0.53%
Expenses net of waiver and payments by affiliates ....... 0.55% 0.55%
d
0.55%
d,e
0.54%
d,e
0.52%
d
Net investment income ........................... 3.82% 3.59% 3.57% 3.17% 2.61%
Supplemental data
Net assets , end of year (000’s) ..................... $39,614 $31,167 $22,474 $20,620 $33,747
Portfolio turnover rate ............................ 12.36% 7.70% 15.60% 26.78% 21.64%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.50 $10.47 $10.27 $11.49 $11.85
Income from investment operations
b
:
Net investment income
c
......................... 0.39 0.37 0.36 0.33 0.31
Net realized and unrealized gains (losses) ........... 0.01 0.03 0.20 (1.22) (0.36)
Total from investment operations .................... 0.40 0.40 0.56 (0.89) (0.05)
Less distributions from:
Net investment income .......................... (0.38) (0.37) (0.36) (0.33) (0.31)
Net asset value, end of year ....................... $10.52 $10.50 $10.47 $10.27 $11.49
Total return .................................... 3.98% 3.91% 5.61% (7.77)% (0.50)%
Ratios to average net assets
Expenses ..................................... 0.59%
d
0.57%
e
0.58%
e
0.57%
e
0.56%
e
Net investment income ........................... 3.78% 3.56% 3.54% 3.15% 2.59%
Supplemental data
Net assets , end of year (000’s) ..................... $81,483 $79,685 $67,832 $70,684 $86,643
Portfolio turnover rate ............................ 12.36% 7.70% 15.60% 26.78% 21.64%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2026
Franklin Missouri Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.9%
Florida 1.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. $ 5,544,000 $ 5,106,232
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 850,000 603,839
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.29%, 3/01/29 ........................................... 6,200,000 5,310,967
11,021,038
Georgia 0.3%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 540,000 577,816
b
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 2,355,000 1,180,401
1,758,217
Missouri 89.8%
Affton School District No. 101 ,
GO , 2017 A , 5% , 3/01/36 ............................................ 300,000 306,708
GO , 2017 A , Pre-Refunded , 5% , 3/01/36 ................................ 1,620,000 1,663,823
Bi-State Development Agency of the Missouri-Illinois Metropolitan District , Revenue ,
2020 A , Refunding , 4% , 10/01/44 ...................................... 4,500,000 4,511,624
Cape Girardeau County Industrial Development Authority ,
Mercy Health , Revenue , 2021 , 4% , 3/01/41 .............................. 3,010,000 3,044,646
Mercy Health , Revenue , 2021 , 3% , 3/01/46 .............................. 3,000,000 2,420,116
Mercy Health , Revenue , 2021 , 4% , 3/01/46 .............................. 3,500,000 3,349,882
Procter & Gamble Co. (The) , Revenue , 1998 , 5.3% , 5/15/28 .................. 6,875,000 6,892,863
St. Francis Obligated Group , Revenue , 2016 , Refunding , 5% , 6/01/39 .......... 7,110,000 7,135,528
City of Harrisonville ,
COP , 2023 A , Refunding , 4.375% , 3/01/43 ............................... 1,000,000 1,010,744
COP , 2023 A , Refunding , 4.5% , 3/01/48 ................................. 2,000,000 2,004,672
COP , 2023 A , Refunding , 4.625% , 3/01/53 ............................... 2,000,000 2,001,634
City of Kansas City ,
GO , 2024 A , 4% , 2/01/44 ............................................ 1,700,000 1,715,055
Sanitary Sewer System , Revenue , 2023 A , 4% , 1/01/48 ..................... 5,000,000 4,796,674
Sanitary Sewer System , Revenue , 2024 A , 4% , 1/01/49 ..................... 3,500,000 3,316,206
Sanitary Sewer System , Revenue, Sub. Lien , 2018 A , 4% , 1/01/35 ............. 1,500,000 1,533,377
Water , Revenue , 2023 A , 4% , 12/01/47 ................................. 2,120,000 2,049,773
City of Kirkwood ,
COP , 2024 A , 4.25% , 4/01/50 ......................................... 535,000 521,744
COP , 2024 A , 4.25% , 4/01/54 ......................................... 1,700,000 1,646,775
City of Marshfield , Waterworks & Sewer System , Revenue , 2020 B , AG Insured , 5% ,
2/01/47 ......................................................... 1,775,000 1,804,462
City of Republic ,
Revenue , 2022 , 3% , 5/01/47 ......................................... 5,000,000 4,019,289
Revenue , 2023 , 4.5% , 5/01/41 ........................................ 1,000,000 1,027,314
Revenue , 2023 , 4.5% , 5/01/44 ........................................ 1,000,000 1,009,105
City of Springfield ,
Revenue , 2023 , 4.375% , 11/01/42 ..................................... 500,000 521,362
Public Utility , COP , 2025 , 4% , 11/01/47 .................................. 20,000,000 19,104,506
City of St. Charles , COP , 2020 B , Refunding , 3% , 2/01/39 ..................... 1,000,000 948,515
City of St. Louis ,
Airport , Revenue , 2005 , Refunding , NATL Insured , 5.5% , 7/01/29 .............. 13,070,000 14,430,766
Airport , Revenue , 2017 D , Refunding , AG Insured , 5% , 7/01/35 ............... 1,000,000 1,024,747
Airport , Revenue , 2017 D , Refunding , AG Insured , 5% , 7/01/36 ............... 2,125,000 2,174,245
Airport , Revenue , 2019 C , Refunding , 5% , 7/01/27 ......................... 1,705,000 1,763,333
Airport , Revenue , 2024 A , AG Insured , 5.25% , 7/01/49 ...................... 7,730,000 8,256,540
Airport , Revenue , 2024 A , AG Insured , 5.25% , 7/01/54 ...................... 2,000,000 2,115,248

Franklin Tax-Free Trust
Schedule of Investments
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
City of University City , COP , 2024 , 5% , 4/01/49 ............................. $ 1,205,000 $ 1,260,076
Clay County Reorganized School District No. R-1 ,
GO , 2017 , 3% , 3/01/36 ............................................. 1,540,000 1,537,094
GO , 2017 , 3.125% , 3/01/37 .......................................... 1,855,000 1,854,675
Community College District of Central Southwest Missouri ,
COP , 2021 , 3% , 3/01/40 ............................................. 575,000 538,486
COP , 2021 , 3% , 3/01/41 ............................................. 400,000 368,804
County of Jackson ,
Revenue , 2023 A , 4.25% , 12/01/53 .................................... 2,660,000 2,573,868
Revenue , 2023 A , 5.25% , 12/01/58 .................................... 2,500,000 2,626,243
County of Phelps ,
Phelps County Regional Medical Center , Revenue , 2025 , 5.375% , 12/01/50 ...... 2,500,000 2,562,574
Phelps County Regional Medical Center , Revenue , 2025 , 6% , 12/01/55 ......... 2,500,000 2,679,195
Ferguson Reorganized School District No. R-2 ,
GO , 2018 , 4% , 5/01/32 ............................................. 1,000,000 1,014,159
GO , 2018 , 5% , 5/01/38 ............................................. 2,250,000 2,300,942
Hannibal Board of Public Works ,
COP , 2022 , 3.625% , 4/01/44 ......................................... 1,000,000 926,564
COP , 2022 , 3.75% , 4/01/47 .......................................... 1,000,000 895,105
Health & Educational Facilities Authority of the State of Missouri ,
Bethesda Health Group, Inc. Obligated Group , Revenue , 2015 , 5% , 8/01/40 ...... 1,650,000 1,650,606
Bethesda Health Group, Inc. Obligated Group , Revenue , 2015 , 5% , 8/01/45 ...... 1,300,000 1,299,926
BJC Healthcare Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/34 ...... 4,030,000 4,050,060
BJC Healthcare Obligated Group , Revenue , 2018 A , Refunding , 5% , 11/15/43 .... 2,000,000 2,063,317
BJC Healthcare Obligated Group , Revenue , 2021 A , Refunding , 3% , 7/01/51 ..... 13,000,000 9,890,101
BJC Healthcare Obligated Group , Revenue , 2025 A , 4.25% , 4/01/55 ........... 5,000,000 4,691,483
CoxHealth Obligated Group , Revenue , 2019 A , 4% , 11/15/44 ................. 5,000,000 4,781,005
Kansas City University , Revenue , 2017 A , 5% , 6/01/42 ...................... 2,800,000 2,848,385
Kansas City University , Revenue , 2017 A , 5% , 6/01/47 ...................... 4,875,000 4,918,828
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/40 ........................................................ 2,060,000 1,733,703
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/41 ........................................................ 2,120,000 1,741,409
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/46 ........................................................ 5,590,000 4,059,180
Lutheran Senior Services Obligated Group , Revenue , 2016 A , 5% , 2/01/46 ....... 4,000,000 4,000,207
Lutheran Senior Services Obligated Group , Revenue , 2016 B , Refunding , 5% ,
2/01/46 ........................................................ 11,575,000 11,575,598
Lutheran Senior Services Obligated Group , Revenue , 2019 A , 5% , 2/01/34 ....... 2,000,000 2,042,404
Lutheran Senior Services Obligated Group , Revenue , 2019 A , 5% , 2/01/42 ....... 1,750,000 1,785,853
Lutheran Senior Services Obligated Group , Revenue , 2019 C , Refunding , 4% ,
2/01/33 ........................................................ 1,730,000 1,760,134
Lutheran Senior Services Obligated Group , Revenue , 2021 , 4% , 2/01/30 ........ 2,035,000 2,095,903
Lutheran Senior Services Obligated Group , Revenue , 2021 , 4% , 2/01/42 ........ 4,900,000 4,672,472
Lutheran Senior Services Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
2/01/44 ........................................................ 1,050,000 1,102,106
Lutheran Senior Services Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
2/01/54 ........................................................ 1,750,000 1,762,996
Maryville University of St. Louis , Revenue , 2015 , 5% , 6/15/44 ................. 5,000,000 5,000,028
Maryville University of St. Louis , Revenue , 2019 A , 5% , 6/15/45 ............... 4,000,000 4,001,031
Maryville University of St. Louis , Revenue , 2022 A , Refunding , 3.125% , 6/15/38 ... 2,300,000 2,049,327
Maryville University of St. Louis , Revenue , 2022 A , Refunding , 3.375% , 6/15/45 ... 1,000,000 785,903
Maryville University of St. Louis , Revenue , 2025 A , 5.25% , 6/15/35 ............. 2,610,000 2,936,429
Maryville University of St. Louis , Revenue , 2025 A , 5% , 6/15/40 ............... 1,935,000 2,043,086
Maryville University of St. Louis , Revenue , 2025 A , 5.5% , 6/15/47 .............. 3,000,000 3,070,732
Mercy Health , Revenue , 2012 , 4% , 11/15/42 ............................. 8,000,000 7,803,127
Mercy Health , Revenue , 2017 C , Refunding , 5% , 11/15/42 ................... 9,720,000 9,937,355

Franklin Tax-Free Trust
Schedule of Investments
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, (continued)
Mercy Health , Revenue , 2017 C , Refunding , 4% , 11/15/47 ................... $ 10,000,000 $ 8,984,372
Mercy Health , Revenue , 2020 , 4% , 6/01/53 .............................. 2,000,000 1,757,405
Mercy Health , Revenue , 2023 , 5% , 12/01/52 ............................. 18,000,000 18,690,908
Mosaic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 2/15/54 4,000,000 3,490,965
SSM Health Care Obligated Group , Revenue , 2018 A , 5% , 6/01/48 ............ 13,500,000 13,677,139
SSM Health Care Obligated Group , Revenue , 2022 A , 5% , 6/01/52 ............ 5,000,000 5,265,540
St. Louis University , Revenue , 2017 A , 5% , 10/01/42 ....................... 9,200,000 9,337,084
St. Louis University , Revenue , 2017 A , 5% , 10/01/47 ....................... 11,490,000 11,593,751
Howard Bend Levee District ,
Special Tax , 2021 , 2.75% , 3/01/31 ..................................... 400,000 370,948
Special Tax , 2021 , 3% , 3/01/36 ....................................... 500,000 429,844
Special Tax , 2021 , 3.125% , 3/01/41 .................................... 1,000,000 806,979
Special Tax , 2022 , 3.375% , 3/01/32 .................................... 75,000 70,902
Special Tax , 2022 , 3.5% , 3/01/37 ...................................... 175,000 155,503
Special Tax , 2022 , 3.625% , 3/01/42 .................................... 200,000 165,269
Jefferson County School District No. R-VI ,
Festus , COP , 2021 B , 3% , 4/01/42 ..................................... 500,000 448,795
Festus , COP , 2021 B , 3% , 4/01/44 ..................................... 1,500,000 1,272,248
Festus , COP , 2021 B , 2.375% , 4/01/46 .................................. 2,000,000 1,352,940
Joplin Industrial Development Authority ,
Freeman Health System Obligated Group , Revenue , 2024 , Refunding , 4% , 2/15/43 510,000 494,928
Freeman Health System Obligated Group , Revenue , 2024 , Refunding , 4% , 2/15/44 380,000 363,281
Kansas City Industrial Development Authority ,
Revenue , 2011 A , Refunding , 5.5% , 9/01/29 .............................. 5,000,000 5,021,063
Revenue , 2011 A , Refunding , 5.5% , 9/01/30 .............................. 12,000,000 12,050,550
Revenue , 2011 A , Refunding , 5% , 9/01/32 ............................... 3,000,000 3,011,471
City of Kansas City Airport , Revenue , 2019 B , 5% , 3/01/46 ................... 30,680,000 31,121,316
City of Kansas City Airport , Revenue , 2019 B , AG Insured , 5% , 3/01/49 ......... 8,000,000 8,075,518
City of Kansas City Airport , Revenue , 2019 B , 5% , 3/01/54 ................... 5,090,000 5,108,964
Lebanon Reorganized School District No. R-3 , GO , 2024 , 4% , 3/01/44 ........... 4,000,000 4,051,670
Maplewood-Richmond Heights School District , GO , 2025 , 5% , 3/01/45 ........... 1,390,000 1,480,561
Metropolitan St. Louis Sewer District ,
Revenue , 2016 C , Refunding , 5% , 5/01/46 ............................... 24,700,000 24,794,507
Revenue , 2017 A , Refunding , 5% , 5/01/47 ............................... 10,000,000 10,115,475
Missouri Development Finance Board ,
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/30 ............... 930,000 978,926
City of Independence , Revenue , 2021 , Refunding , 3% , 3/01/46 ............... 2,640,000 1,874,553
City of Independence , Revenue , 2021 , Refunding , 4% , 3/01/51 ............... 9,445,000 7,698,254
City of Independence , Revenue , 2025 A , AG Insured , 5% , 12/01/54 ............ 1,225,000 1,270,691
Procter & Gamble Co. (The) , Revenue , 1999 , 5.2% , 3/15/29 .................. 3,000,000 3,205,963
Zoological Subdistrict of the Metropolitan Zoo Park & Museum District of St. Louis ,
Revenue , 2022 , 5.25% , 5/01/55 ..................................... 2,500,000 2,614,800
Missouri Housing Development Commission ,
Revenue , 2018 B , GNMA Insured , 4% , 11/01/38 ........................... 785,000 792,532
Revenue , 2020 C , GNMA Insured , 2.4% , 11/01/45 ......................... 2,010,000 1,513,495
Revenue , 2020 D , GNMA Insured , 2.55% , 11/01/50 ........................ 2,715,000 1,941,681
Revenue , 2021 B , GNMA Insured , 2.3% , 11/01/51 ......................... 7,220,000 4,821,849
Revenue , 2022 A , GNMA Insured , 3.125% , 11/01/42 ....................... 3,425,000 3,150,034
Revenue , 2022 C , GNMA Insured , 4.3% , 11/01/47 ......................... 1,900,000 1,890,152
Revenue , 2022 C , GNMA Insured , 4.35% , 11/01/52 ........................ 2,370,000 2,283,722
Revenue , 2024 G , GNMA Insured , 4.5% , 11/01/54 ......................... 3,725,000 3,650,028
c
Revenue , 2026 A , GNMA Insured , 4.7% , 11/01/56 ......................... 2,900,000 2,911,413
Missouri Joint Municipal Electric Utility Commission , MoPEP 1 Pool Fund , Revenue ,
2018 , 5% , 12/01/43 ................................................ 2,000,000 2,029,063
Move Rolla Transportation Development District , Revenue , 2017 , 4.75% , 6/01/47 ... 5,050,000 4,953,040

Franklin Tax-Free Trust
Schedule of Investments
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Poplar Bluff Regional Transportation Development District ,
Sales Tax , Revenue , 2023 B , Refunding , 3.375% , 12/01/31 .................. $ 950,000 $ 957,662
Sales Tax , Revenue , 2023 B , Refunding , 4% , 12/01/37 ...................... 2,600,000 2,622,344
Republic School District No. R-3 , GO , 2023 , 4% , 3/01/43 ...................... 1,470,000 1,493,193
Riverside-Quindaro Bend Levee District of Platte County , Special Assessment , 2017 ,
Refunding , 5% , 3/01/29 ............................................. 2,585,000 2,605,044
Springfield School District No. R-12 , GO , 2023 , 4% , 3/01/43 ................... 2,000,000 2,038,329
St. Charles County Public Water Supply District No. 2 ,
COP , 2022 , 4% , 12/01/44 ............................................ 5,000,000 5,005,803
COP , 2024 , 5.25% , 12/01/46 ......................................... 5,000,000 5,411,368
St. Charles County School District No. R-IV Wentzville , GO , 2018 , Refunding , 4% ,
3/01/38 ......................................................... 15,400,000 15,673,211
St. Louis County Industrial Development Authority ,
Friendship Village St. Louis Obligated Group , Revenue , 2013 A , 5.875% , 9/01/43 .. 7,000,000 7,007,764
Friendship Village St. Louis Obligated Group , Revenue , 2017 , Refunding , 5% ,
9/01/48 ........................................................ 7,095,000 7,096,201
St. Louis Land Clearance for Redevelopment Authority ,
Revenue , 2021 , 2.25% , 7/15/41 ....................................... 3,845,000 3,082,018
Revenue , 2021 A , Refunding , 2.125% , 4/01/39 ............................ 5,635,000 4,623,445
City of St. Louis , Revenue , 2022 C , 5% , 6/01/36 ........................... 2,025,000 2,107,819
City of St. Louis , Revenue , 2022 C , 5% , 6/01/41 ........................... 2,000,000 2,033,983
City of St. Louis , Revenue , 2022 C , 5.125% , 6/01/46 ....................... 2,600,000 2,601,094
St. Louis Municipal Finance Corp. ,
City of St. Louis , Revenue , 2020 , AG Insured , 5% , 10/01/45 .................. 5,685,000 5,870,830
City of St. Louis , Revenue , 2020 , AG Insured , 5% , 10/01/49 .................. 2,175,000 2,225,206
St. Louis Municipal Library District , COP , 2020 , Refunding , BAM Insured , 4% , 3/15/48 2,800,000 2,689,831
St. Louis School District , GO , 2023 , AG Insured , 4% , 4/01/43 .................. 7,000,000 7,142,369
Strafford Reorganized School District No. R-VI , GO , 2023 , 4% , 3/01/43 ........... 4,000,000 4,032,773
Waynesville R-VI School District , COP , 2025 , 4.625% , 4/15/50 ................. 10,000,000 10,057,396
568,929,530
Oregon 0.2%
a
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 1,400,000 1,481,758
Texas 0.8%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 1,916,889
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 2.5% , 9/01/41 ............................... 525,000 399,674
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,200,000 2,465,674
4,782,237
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,900,000 1,694,074
Wisconsin 2.5%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 2,530,000 2,704,953
a
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,900,000 1,595,846
b
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 10,690,000 5,376,034
a
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 1,500,000 1,378,815
a,b
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 4,825,000 3,242,706
a
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,514,564
15,812,918

Franklin Tax-Free Trust
Schedule of Investments
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 348 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 2.3%
Guam 0.9%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
$ 5,790,000 $ 5,909,628
Puerto Rico 1.4%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,750,000 1,795,999
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 1,404,000 1,369,072
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 6,000,000 5,889,171
9,054,242
Total U.S. Territories .................................................................... 14,963,870
Total Municipal Bonds (Cost $ 631,993,215 ) .....................................
620,443,642
a a a a
Short Term Investments 1.2%
Municipal Bonds 1.2%
Missouri 1.2%
d
Health & Educational Facilities Authority of the State of Missouri , SSM Health Care
Obligated Group , Revenue , 2014 F , Daily VRDN and Put , 1.9% , 6/01/44 ......... 7,450,000 7,450,000
Total Municipal Bonds (Cost $ 7,450,000 ) .......................................
7,450,000
Total Short Term Investments (Cost $ 7,450,000 ) .................................
7,450,000
a
Total Investments (Cost $ 639,443,215 ) 99.1% ...................................
$627,893,642
Other Assets, less Liabilities 0.9% .............................................
5,734,735
Net Assets 100.0% ...........................................................
$633,628,377
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $19,288,243, representing 3.0% of net assets.
b
The rate shown represents the yield at period end.
c
Security purchased on a when-issued basis. See Note 1(b).
d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.37 $10.36 $10.11 $11.18 $11.46
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.31 0.30 0.28 0.27
Net realized and unrealized gains (losses) ........... 0.10 0.01 0.25 (1.08) (0.28)
Total from investment operations .................... 0.41 0.32 0.55 (0.80) (0.01)
Less distributions from:
Net investment income .......................... (0.31) (0.31) (0.30) (0.27) (0.27)
Net asset value, end of year ....................... $10.47 $10.37 $10.36 $10.11 $11.18
Total return
d
................................... 4.10% 3.10% 5.55% (7.13)% (0.18)%
Ratios to average net assets
Expenses ..................................... 0.85%
e
0.83%
f
0.83%
f
0.83%
f
0.82%
f
Net investment income ........................... 3.10% 2.95% 2.97% 2.68% 2.30%
Supplemental data
Net assets , end of year (000’s) ..................... $252,147 $139,583 $131,477 $120,101 $141,419
Portfolio turnover rate ............................ 18.26% 13.53% 10.78% 12.46% 7.69%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.36 $10.35 $10.10 $11.16 $11.45
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.32 0.32 0.29 0.28
Net realized and unrealized gains (losses) ........... 0.09 0.01 0.25 (1.06) (0.29)
Total from investment operations .................... 0.42 0.33 0.57 (0.77) (0.01)
Less distributions from:
Net investment income .......................... (0.33) (0.32) (0.32) (0.29) (0.28)
Net asset value, end of year ....................... $10.45 $10.36 $10.35 $10.10 $11.16
Total return
d
................................... 4.16% 3.26% 5.71% (6.91)% (0.11)%
Ratios to average net assets
Expenses ..................................... 0.70%
e
0.68%
f
0.68%
f
0.68%
f
0.67%
f
Net investment income ........................... 3.25% 3.10% 3.12% 2.83% 2.45%
Supplemental data
Net assets , end of year (000’s) ..................... $271,483 $304,010 $340,681 $372,268 $464,256
Portfolio turnover rate ............................ 18.26% 13.53% 10.78% 12.46% 7.69%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.50 $10.49 $10.23 $11.31 $11.60
Income from investment operations
b
:
Net investment income
c
......................... 0.27 0.26 0.26 0.23 0.22
Net realized and unrealized gains (losses) ........... 0.10 0.01 0.26 (1.08) (0.29)
Total from investment operations .................... 0.37 0.27 0.52 (0.85) (0.07)
Less distributions from:
Net investment income .......................... (0.27) (0.26) (0.26) (0.23) (0.22)
Net asset value, end of year ....................... $10.60 $10.50 $10.49 $10.23 $11.31
Total return
d
................................... 3.63% 2.64% 5.15% (7.51)% (0.66)%
Ratios to average net assets
Expenses ..................................... 1.24%
e
1.22%
f
1.23%
f
1.23%
f
1.22%
f
Net investment income ........................... 2.65% 2.51% 2.52% 2.23% 1.87%
Supplemental data
Net assets , end of year (000’s) ..................... $13,675 $19,978 $30,725 $40,433 $58,632
Portfolio turnover rate ............................ 18.26% 13.53% 10.78% 12.46% 7.69%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.37 $10.36 $10.11 $11.17 $11.46
Income from investment operations
b
:
Net investment income
c
......................... 0.35 0.34 0.33 0.31 0.30
Net realized and unrealized gains (losses) ........... 0.09 0.01 0.25 (1.07) (0.29)
Total from investment operations .................... 0.44 0.35 0.58 (0.76) 0.01
Less distributions from:
Net investment income .......................... (0.34) (0.34) (0.33) (0.30) (0.30)
Net asset value, end of year ....................... $10.47 $10.37 $10.36 $10.11 $11.17
Total return .................................... 4.42% 3.40% 5.86% (6.77)% 0.03%
Ratios to average net assets
Expenses ..................................... 0.53% 0.54%
d
0.54%
d
0.54%
d
0.53%
d
Net investment income ........................... 3.41% 3.24% 3.27% 2.98% 2.59%
Supplemental data
Net assets , end of year (000’s) ..................... $52,585 $51,712 $41,529 $37,543 $35,920
Portfolio turnover rate ............................ 18.26% 13.53% 10.78% 12.46% 7.69%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.37 $10.36 $10.11 $11.17 $11.46
Income from investment operations
b
:
Net investment income
c
......................... 0.34 0.33 0.33 0.30 0.30
Net realized and unrealized gains (losses) ........... 0.09 0.01 0.25 (1.06) (0.29)
Total from investment operations .................... 0.43 0.34 0.58 (0.76) 0.01
Less distributions from:
Net investment income .......................... (0.34) (0.33) (0.33) (0.30) (0.30)
Net asset value, end of year ....................... $10.46 $10.37 $10.36 $10.11 $11.17
Total return .................................... 4.26% 3.36% 5.81% (6.81)% (0.01)%
Ratios to average net assets
Expenses ..................................... 0.60%
d
0.58%
e
0.58%
e
0.59%
e
0.57%
e
Net investment income ........................... 3.34% 3.20% 3.22% 2.97% 2.55%
Supplemental data
Net assets , end of year (000’s) ..................... $247,158 $245,037 $195,406 $191,534 $103,449
Portfolio turnover rate ............................ 18.26% 13.53% 10.78% 12.46% 7.69%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2026
Franklin New Jersey Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,600,000 $ 1,693,331
Total Corporate Bonds (Cost $ 1,600,000 ) .......................................
1,693,331
Municipal Bonds 95.7%
California 0.1%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 1,300,000 1,095,417
Delaware 1.9%
Delaware River & Bay Authority ,
Revenue , 2019 , Refunding , 4% , 1/01/44 ................................. 12,500,000 12,539,556
Revenue , 2021 , 4% , 1/01/46 ......................................... 1,750,000 1,709,152
Revenue , 2024 A , 5% , 1/01/49 ........................................ 1,335,000 1,424,640
15,673,348
Florida 1.1%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,536,000 4,177,826
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 850,000 603,840
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.29%, 3/01/29 ........................................... 5,350,000 4,582,850
9,364,516
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 430,000 460,113
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 2,525,000 1,265,611
1,725,724
New Jersey 77.6%
Atlantic County Improvement Authority (The) , Stockton University , Revenue , 2021 A ,
AG Insured , 4% , 7/01/47 ............................................ 1,500,000 1,422,794
Camden County Improvement Authority (The) ,
b
Camden Prep, Inc. , Revenue , 144A, 2022 , 5% , 7/15/32 ..................... 250,000 266,913
b
Camden Prep, Inc. , Revenue , 144A, 2022 , 5% , 7/15/42 ..................... 1,770,000 1,806,761
b
Camden Prep, Inc. , Revenue , 144A, 2022 , 5% , 7/15/52 ..................... 3,000,000 2,948,302
KIPP Cooper Norcross Obligated Group , Revenue , 2022 , 6% , 6/15/47 .......... 1,700,000 1,781,297
KIPP Cooper Norcross Obligated Group , Revenue , 2022 , 6% , 6/15/52 .......... 2,100,000 2,182,846
Casino Reinvestment Development Authority, Inc. ,
Revenue , 2024 A , Refunding , AG Insured , 4% , 11/01/44 ..................... 1,350,000 1,325,624
Revenue , 2024 B , AG Insured , 5% , 11/01/42 ............................. 1,200,000 1,303,708
Revenue , 2024 B , AG Insured , 5% , 11/01/43 ............................. 825,000 886,865
Revenue , 2024 B , AG Insured , 5% , 11/01/44 ............................. 950,000 1,011,806
City of Newark ,
Mass Transit Access Tax , Revenue , 2022 , AG Insured , 5% , 11/15/42 ........... 1,000,000 1,099,855
Mass Transit Access Tax , Revenue , 2022 , AG Insured , 5.375% , 11/15/52 ........ 1,500,000 1,613,896
Mass Transit Access Tax , Revenue , 2022 , AG Insured , 6% , 11/15/62 ........... 1,000,000 1,109,650
County of Monmouth ,
GO , 2025 ABCE , 5% , 3/01/37 ........................................ 6,780,000 8,073,856
GO , 2025 ABCE , 5% , 3/01/38 ........................................ 3,580,000 4,216,075
Cumberland County Improvement Authority (The) ,
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/36 ............ 955,000 993,008
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/37 ............ 1,000,000 1,037,334
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/38 ............ 1,020,000 1,056,140
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/39 ............ 1,070,000 1,105,846

Franklin Tax-Free Trust
Schedule of Investments
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Cumberland County Improvement Authority (The), (continued)
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/44 ............ $ 5,725,000 $ 5,866,220
Essex County Improvement Authority ,
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2021 , 4% ,
6/15/38 ........................................................ 1,645,000 1,662,583
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2021 , 4% ,
6/15/51 ........................................................ 2,700,000 2,371,011
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2021 , 4% ,
6/15/56 ........................................................ 4,925,000 4,228,561
b
North Star Academy Charter School of Newark, Inc. , Revenue , 144A, 2024 A ,
Refunding , 5% , 7/15/40 ............................................ 375,000 392,797
b
North Star Academy Charter School of Newark, Inc. , Revenue , 144A, 2024 A ,
Refunding , 5% , 7/15/54 ............................................ 500,000 497,354
Gloucester County Improvement Authority (The) ,
Rowan University , Revenue , 2019 , 4% , 7/01/37 ........................... 750,000 779,694
Rowan University , Revenue , 2019 , 4% , 7/01/38 ........................... 700,000 725,203
Rowan University , Revenue , 2019 , 4% , 7/01/39 ........................... 600,000 619,619
Rowan University , Revenue , 2019 , 5% , 7/01/44 ........................... 4,925,000 5,144,029
Rowan University , Revenue , 2019 , 4% , 7/01/48 ........................... 5,250,000 5,167,806
Rowan University , Revenue , 2024 , BAM Insured , 5% , 7/01/54 ................ 5,000,000 5,186,492
Rowan University , Revenue , 2025 , Refunding , 5% , 7/01/43 .................. 1,200,000 1,333,273
Rowan University , Revenue , 2025 , Refunding , 5% , 7/01/44 .................. 1,400,000 1,536,606
Hudson County Improvement Authority ,
Revenue , 2019 , Refunding , 4% , 1/01/40 ................................. 1,000,000 1,018,073
County of Hudson , Revenue , 2016 , 5.25% , 5/01/51 ........................ 6,000,000 6,008,880
Jersey City Municipal Utilities Authority ,
Sewer Fund , Revenue , 2025 E , BAM Insured , 5.75% , 10/15/55 ............... 1,350,000 1,510,922
Water Fund , Revenue , 2024 C , AG Insured , 5.25% , 10/15/54 ................. 1,500,000 1,596,841
Middlesex County Improvement Authority , Rutgers The State University of New Jersey ,
Revenue , 2023 A , 5% , 8/15/53 ........................................ 1,050,000 1,103,726
Monmouth County Improvement Authority (The) , Little Silver School District , Revenue ,
2022 C , 5% , 8/15/39 ............................................... 1,045,000 1,178,405
New Brunswick Parking Authority , Revenue , 2016 A , Refunding , BAM Insured , 5% ,
9/01/39 ......................................................... 5,000,000 5,049,454
New Jersey Economic Development Authority ,
Advanced Schools, Inc. , Revenue , 2025 , 5% , 11/01/35 ...................... 500,000 547,894
Advanced Schools, Inc. , Revenue , 2025 , 5% , 11/01/45 ...................... 675,000 692,760
Advanced Schools, Inc. , Revenue , 2025 , 5.125% , 11/01/55 .................. 900,000 902,858
Middlesex Water Co. , Revenue , 2019 , 4% , 8/01/59 ........................ 6,200,000 5,443,394
Middlesex Water Co. , Revenue , 2019 , 5% , 8/01/59 ........................ 7,245,000 7,360,350
Port Newark Container Terminal LLC , Revenue , 2017 , Refunding , 5% , 10/01/37 ... 250,000 254,988
Port Newark Container Terminal LLC , Revenue , 2017 , Refunding , 5% , 10/01/47 ... 19,175,000 19,206,595
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/32 .......... 640,000 645,336
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/37 .......... 600,000 602,299
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/47 .......... 1,500,000 1,452,096
Provident Group-Montclair Properties LLC , Revenue , 2017 , Refunding , AG Insured ,
5% , 6/01/42 .................................................... 6,000,000 6,096,073
Provident Group-Rowan Properties LLC , Revenue , A , 5% , 1/01/48 ............. 7,000,000 6,967,030
State of New Jersey , Revenue , 2005 N-1 , Refunding , NATL Insured , 5.5% , 9/01/27 8,660,000 9,083,956
State of New Jersey , Revenue , 2021 QQQ , 4% , 6/15/39 ..................... 2,500,000 2,547,831
State of New Jersey , Revenue , 2021 QQQ , 4% , 6/15/46 ..................... 1,250,000 1,204,497
State of New Jersey , Revenue , 2022 A , 5% , 11/01/52 ....................... 5,000,000 5,184,651
New Jersey Educational Facilities Authority ,
Kean University , Revenue , 2015 H , Refunding , AG Insured , 5% , 7/01/34 ........ 2,205,000 2,208,976
Kean University , Revenue , 2015 H , Refunding , AG Insured , 5% , 7/01/35 ........ 5,000,000 5,008,808
Kean University , Revenue , 2017 D , Refunding , BAM Insured , 4% , 9/01/38 ....... 1,150,000 1,161,097

Franklin Tax-Free Trust
Schedule of Investments
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Educational Facilities Authority, (continued)
Montclair State University, Inc. , Revenue , 2024 A , Refunding , AG Insured , 5% ,
7/01/40 ........................................................ $ 1,000,000 $ 1,137,253
Montclair State University, Inc. , Revenue , 2024 A , Refunding , AG Insured , 5% ,
7/01/43 ........................................................ 1,000,000 1,097,064
Ramapo College of New Jersey , Revenue , 2017 A , Refunding , AG Insured , 5% ,
7/01/35 ........................................................ 3,955,000 4,071,873
Seton Hall University , Revenue , 2015 C , Refunding , 5% , 7/01/34 .............. 400,000 400,416
Seton Hall University , Revenue , 2015 C , Refunding , 5% , 7/01/37 .............. 1,300,000 1,301,002
Seton Hall University , Revenue , 2017 D , Refunding , 5% , 7/01/42 .............. 3,945,000 3,979,594
Seton Hall University , Revenue , 2020 C , AG Insured , 3.25% , 7/01/49 ........... 1,150,000 956,895
Seton Hall University , Revenue , 2020 C , AG Insured , 4% , 7/01/50 ............. 1,850,000 1,782,745
State of New Jersey , Revenue , 2023 A , 4.625% , 9/01/48 .................... 2,000,000 2,044,631
State of New Jersey , Revenue , 2023 A , 5.25% , 9/01/53 ..................... 2,000,000 2,115,202
Stevens Institute of Technology International, Inc. , Revenue , 1998-1 , ETM, 5% ,
7/01/28 ........................................................ 250,000 258,510
Stevens Institute of Technology International, Inc. , Revenue , 2017 A , Refunding , 5% ,
7/01/36 ........................................................ 1,600,000 1,637,920
Stevens Institute of Technology International, Inc. , Revenue , 2017 A , Refunding , 5% ,
7/01/42 ........................................................ 9,430,000 9,550,480
Stevens Institute of Technology International, Inc. , Revenue , 2017 A , Refunding , 5% ,
7/01/47 ........................................................ 4,085,000 4,105,816
Stevens Institute of Technology International, Inc. , Revenue , 2020 A , 5% , 7/01/45 . 4,000,000 4,098,678
Stevens Institute of Technology International, Inc. , Revenue , 2020 A , 4% , 7/01/50 . 11,640,000 10,287,267
Trustees of Princeton University (The) , Revenue , 2024 A-2 , 5% , 3/01/40 ........ 2,160,000 2,489,814
Trustees of Princeton University (The) , Revenue , 2024 B , 4% , 3/01/53 .......... 5,000,000 4,917,489
Trustees of Princeton University (The) , Revenue , 2024 B , 5.25% , 3/01/54 ........ 8,500,000 9,272,727
New Jersey Health Care Facilities Financing Authority ,
AHS Hospital Corp. , Revenue , 2008 A , 5% , 7/01/27 ........................ 85,000 85,175
AHS Hospital Corp. , Revenue , 2016 , Refunding , 4% , 7/01/41 ................. 10,000,000 10,020,601
AtlantiCare Health System Obligated Group , Revenue , 2021 , 4% , 7/01/37 ....... 750,000 782,013
AtlantiCare Health System Obligated Group , Revenue , 2021 , 3% , 7/01/46 ....... 1,000,000 808,372
Hackensack Meridian Health Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/39 ........................................................ 11,000,000 11,288,661
Inspira Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 7/01/46 ...... 18,500,000 18,537,322
Inspira Health Obligated Group , Revenue , 2017 A , 5% , 7/01/42 ............... 7,000,000 7,129,686
Inspira Health Obligated Group , Revenue , 2017 A , 4% , 7/01/47 ............... 8,700,000 8,084,731
Inspira Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% , 7/01/54 .... 6,000,000 6,388,283
RWJ Barnabas Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 7/01/43 10,000,000 10,059,378
RWJ Barnabas Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
7/01/54 ........................................................ 5,115,000 5,448,426
St. Joseph's Healthcare System Obligated Group , Revenue , 2016 , Refunding , 5% ,
7/01/41 ........................................................ 5,850,000 5,861,618
State of New Jersey , Revenue , 2024 , Refunding , 5% , 9/15/27 ................ 2,000,000 2,085,373
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/35 ........... 1,000,000 1,029,485
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/37 ........... 3,950,000 4,027,199
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/38 ........... 2,200,000 2,232,967
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/44 ........... 12,000,000 11,443,481
New Jersey Higher Education Student Assistance Authority ,
Revenue , 2019 B , Refunding , 3.25% , 12/01/39 ............................ 1,780,000 1,755,420
Revenue , 2020 C , Refunding , 4.25% , 12/01/50 ........................... 1,750,000 1,536,361
Revenue , 2021 B , Refunding , 5% , 12/01/29 .............................. 2,830,000 3,053,829
Revenue , 2023 C , 5% , 12/01/53 ....................................... 3,125,000 3,050,698
Revenue , 2024 C , 5.25% , 12/01/54 .................................... 2,000,000 2,045,966
Revenue , 2025 1-C , Refunding , 5.5% , 12/01/55 ........................... 3,000,000 3,127,852
Revenue, Senior Lien , 2020 A , Refunding , 3.5% , 12/01/39 ................... 3,405,000 3,395,727
Revenue, Senior Lien , 2025 1-A , Refunding , 5% , 12/01/35 ................... 1,500,000 1,655,344

Franklin Tax-Free Trust
Schedule of Investments
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency ,
Revenue , 2018 A , Refunding , 3.95% , 11/01/43 ............................ $ 1,100,000 $ 1,099,788
Revenue , 2019 A , Refunding , 3% , 11/01/44 .............................. 510,000 438,866
Revenue , 2019 C , Refunding , 3.95% , 10/01/44 ........................... 3,955,000 3,959,182
Revenue , 2020 E , Refunding , 2.05% , 10/01/35 ............................ 4,005,000 3,494,950
Revenue , 2020 E , Refunding , 2.25% , 10/01/40 ............................ 8,020,000 6,541,151
Revenue , 2020 E , Refunding , 2.4% , 10/01/45 ............................. 3,205,000 2,415,088
Revenue , 2020 E , Refunding , 2.45% , 10/01/50 ............................ 2,400,000 1,675,441
Revenue , 2024 D-1 , GNMA Insured , 5.1% , 11/01/45 ........................ 3,000,000 3,133,532
Revenue , 2025 M , 5.05% , 10/01/45 .................................... 2,500,000 2,590,604
Montgomery Gateway Preservation LP , Revenue , 2025 A , FNMA Insured , 4.55% ,
5/01/41 ........................................................ 4,225,000 4,515,380
New Jersey Infrastructure Bank ,
Revenue , 2022 A-2 , 5% , 9/01/52 ...................................... 6,070,000 6,376,846
Revenue , 2024 A-W1 , 5% , 9/01/49 ..................................... 2,000,000 2,139,491
New Jersey Institute of Technology ,
Revenue , 2025 A , Refunding , BAM Insured , 5% , 7/01/44 .................... 5,300,000 5,839,085
Revenue , 2025 A , Refunding , BAM Insured , 5.25% , 7/01/55 .................. 1,750,000 1,888,790
New Jersey Transportation Trust Fund Authority ,
c
State of New Jersey , Revenue , 2006 C , AG Insured , 2.78%, 12/15/33 ........... 10,000,000 8,078,375
c
State of New Jersey , Revenue , 2009 A , 2.77%, 12/15/32 .................... 10,000,000 8,304,319
c
State of New Jersey , Revenue , 2009 A , 3.26%, 12/15/36 .................... 500,000 353,492
c
State of New Jersey , Revenue , 2009 A , BAM Insured , 3.58%, 12/15/39 ......... 10,000,000 6,154,593
c
State of New Jersey , Revenue , 2010 A , 2.51%, 12/15/29 .................... 5,000,000 4,550,613
c
State of New Jersey , Revenue , 2010 A , 3.77%, 12/15/40 .................... 4,750,000 2,745,863
State of New Jersey , Revenue , 2019 BB , 4% , 6/15/44 ...................... 6,000,000 5,970,628
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/45 ...................... 8,435,000 8,825,759
State of New Jersey , Revenue , 2020 AA , 4% , 6/15/50 ...................... 3,670,000 3,419,505
State of New Jersey , Revenue , 2022 A , 4% , 6/15/41 ........................ 2,000,000 2,039,323
State of New Jersey , Revenue , 2022 BB , 4% , 6/15/42 ...................... 2,400,000 2,425,376
State of New Jersey , Revenue , 2022 BB , 4% , 6/15/46 ...................... 7,325,000 7,116,509
State of New Jersey , Revenue , 2022 CC , Pre-Refunded , 5.5% , 6/15/50 ......... 1,250,000 1,510,983
State of New Jersey , Revenue , 2023 A , Refunding , 5% , 6/15/38 ............... 4,000,000 4,508,131
State of New Jersey , Revenue , 2023 A , Refunding , 5.25% , 6/15/41 ............ 2,500,000 2,805,328
State of New Jersey , Revenue , 2023 BB , 5.25% , 6/15/50 .................... 2,000,000 2,122,717
State of New Jersey , Revenue , 2024 CC , 4.125% , 6/15/50 ................... 1,250,000 1,205,684
State of New Jersey , Revenue , 2024 CC , 5.25% , 6/15/50 .................... 9,555,000 10,174,723
New Jersey Turnpike Authority ,
Revenue , 2017 B , Refunding , 5% , 1/01/40 ............................... 1,345,000 1,392,076
Revenue , 2017 G , Refunding , 4% , 1/01/43 ............................... 5,000,000 5,018,231
Revenue , 2019 A , 5% , 1/01/48 ........................................ 15,500,000 15,896,000
Revenue , 2021 A , 4% , 1/01/51 ........................................ 4,010,000 3,896,039
Revenue , 2022 B , 4.5% , 1/01/48 ...................................... 5,000,000 5,088,489
Revenue , 2024 B , 4.125% , 1/01/54 .................................... 1,500,000 1,466,059
Revenue , 2024 B , 5.25% , 1/01/54 ..................................... 2,000,000 2,134,064
Revenue , 2024 C , Refunding , 5% , 1/01/42 ............................... 13,900,000 15,481,992
Revenue , 2024 C , Refunding , 5% , 1/01/43 ............................... 7,360,000 8,123,416
Revenue , 2025 A , 5.25% , 1/01/55 ..................................... 10,000,000 10,750,190
Newark Board of Education ,
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/39 .......................... 700,000 645,171
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/40 .......................... 750,000 682,989
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/41 .......................... 750,000 675,825
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/42 .......................... 700,000 623,104
Newark Housing Authority , Port Authority of New York & New Jersey , Revenue , 2017 ,
Refunding , 4% , 1/01/37 ............................................. 19,245,000 19,413,288
Passaic County Improvement Authority (The) ,
Paterson Arts & Science Charter School , Revenue , 2023 , 4.25% , 7/01/33 ........ 175,000 181,202

Franklin Tax-Free Trust
Schedule of Investments
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Passaic County Improvement Authority (The), (continued)
Paterson Arts & Science Charter School , Revenue , 2023 , 5.25% , 7/01/43 ........ $ 670,000 $ 696,121
Paterson Arts & Science Charter School , Revenue , 2023 , 5.375% , 7/01/53 ....... 1,000,000 1,018,145
Paterson Arts & Science Charter School , Revenue , 2023 , 5.5% , 7/01/58 ......... 1,000,000 1,021,170
Paterson Charter School for Science and Technology, Inc. , Revenue , 2025 , 4.125% ,
7/01/33 ........................................................ 715,000 738,852
Paterson Charter School for Science and Technology, Inc. , Revenue , 2025 , 4.5% ,
7/01/40 ........................................................ 1,000,000 1,025,749
Paterson Charter School for Science and Technology, Inc. , Revenue , 2025 , 5% ,
7/01/44 ........................................................ 625,000 639,609
South Jersey Port Corp. ,
Revenue, Sub. Lien , 2017 B , 5% , 1/01/34 ............................... 625,000 646,277
Revenue, Sub. Lien , 2017 B , 5% , 1/01/35 ............................... 1,760,000 1,817,677
Revenue, Sub. Lien , 2017 B , 5% , 1/01/48 ............................... 4,625,000 4,646,278
South Jersey Transportation Authority ,
Revenue , 2020 A , 5% , 11/01/45 ....................................... 5,750,000 5,984,184
Revenue , 2022 A , 4.625% , 11/01/47 .................................... 6,000,000 6,098,755
Revenue , 2022 A , 5.25% , 11/01/52 ..................................... 5,540,000 5,758,962
Revenue , 2025 A , Refunding , BAM Insured , 5% , 11/01/39 ................... 2,120,000 2,426,847
State of New Jersey ,
GO , 2020 A , 4% , 6/01/31 ............................................ 4,500,000 4,904,828
GO , 2020 A , 3% , 6/01/32 ............................................ 3,400,000 3,507,114
GO , 2020 A , 4% , 6/01/32 ............................................ 10,000,000 11,012,717
Tobacco Settlement Financing Corp. , Revenue , 2018 A , Refunding , 5.25% , 6/01/46 .. 17,000,000 17,123,816
Union County Improvement Authority , Revenue , 2024 , 4.125% , 4/15/54 ........... 5,500,000 5,399,414
649,585,723
New York 2.9%
Port Authority of New York & New Jersey ,
Revenue , 242 , Refunding , 5% , 12/01/53 ................................. 6,250,000 6,357,289
Revenue , 244 , Refunding , 5% , 7/15/54 ................................. 7,500,000 7,886,925
Revenue , 250 , Refunding , 5% , 10/15/47 ................................. 2,500,000 2,709,148
Revenue , 250 , Refunding , 5.25% , 10/15/51 .............................. 6,400,000 6,937,430
23,890,792
Oregon 0.3%
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 2,000,000 2,116,797
Pennsylvania 5.9%
Delaware River Joint Toll Bridge Commission , Revenue , 2017 , 5% , 7/01/42 ........ 19,500,000 19,919,981
Delaware River Port Authority ,
Revenue , 2018 A , 5% , 1/01/38 ........................................ 7,010,000 7,421,008
Revenue , 2018 A , 5% , 1/01/39 ........................................ 3,650,000 3,866,412
Revenue , 2018 A , 5% , 1/01/40 ........................................ 9,565,000 10,113,558
Revenue , 2025 , Refunding , 5% , 1/01/39 ................................. 2,000,000 2,302,609
Revenue , 2025 , Refunding , 5% , 1/01/40 ................................. 5,000,000 5,706,220
49,329,788
South Carolina 0.1%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 950,000 876,277
Texas 0.5%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 1,916,889

Franklin Tax-Free Trust
Schedule of Investments
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ $ 2,700,000 $ 2,080,412
3,997,301
Washington 0.1%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,400,000 1,248,266
Wisconsin 1.6%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 2,015,000 2,154,340
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,500,000 1,259,878
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 11,450,000 5,758,240
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 3,225,000 2,167,405
b
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 2,000,000 2,019,419
13,359,282
U.S. Territories 3.4%
Guam 2.0%
Antonio B Won Pat International Airport Authority , Revenue , 2024 A , 5.25% , 10/01/43 1,000,000 1,061,590
Guam Government Waterworks Authority ,
Revenue , 2020 A , 5% , 1/01/50 ........................................ 850,000 867,562
Water And Wastewater System , Revenue , 2025 A , 5.25% , 7/01/50 ............. 5,700,000 5,922,199
Water And Wastewater System , Revenue , 2025 A , 5.5% , 7/01/55 .............. 6,300,000 6,622,082
Guam Power Authority , Revenue , 2024 A , Refunding , 5% , 10/01/39 .............. 500,000 551,294
Territory of Guam ,
Revenue , 2025 G , Refunding , 5.25% , 1/01/39 ............................ 500,000 561,307
Revenue , 2025 G , Refunding , 5.25% , 1/01/40 ............................ 1,000,000 1,115,334
16,701,368
Puerto Rico 1.4%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,200,000 1,231,542
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 10,000,000 9,815,285
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 850,000 823,575
11,870,402
Total U.S. Territories .................................................................... 28,571,770
Total Municipal Bonds (Cost $ 798,466,326 ) .....................................
800,835,001
Total Long Term Investments (Cost $ 800,066,326 ) ...............................
802,528,332
a
a a a a
Short Term Investments 2.4%
Municipal Bonds 2.4%
New Jersey 2.4%
d
New Jersey Health Care Facilities Financing Authority ,
Virtua Health Obligated Group , Revenue , 2009 B , LOC JPMorgan Chase Bank NA ,
Daily VRDN and Put , 0.5% , 7/01/43 .................................. 4,285,000 4,285,000

Franklin Tax-Free Trust
Schedule of Investments
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
New Jersey (continued)
d
New Jersey Health Care Facilities Financing Authority, (continued)
Virtua Health Obligated Group , Revenue , 2009 C , LOC JPMorgan Chase Bank NA ,
Daily VRDN and Put , 0.3% , 7/01/43 .................................. $ 15,885,000 $ 15,885,000
20,170,000
Total Municipal Bonds (Cost $ 20,170,000 ) ......................................
20,170,000
Total Short Term Investments (Cost $ 20,170,000 ) ................................
20,170,000
a
Total Investments (Cost $ 820,236,326 ) 98.3% ...................................
$822,698,332
Other Assets, less Liabilities 1.7% .............................................
14,348,815
Net Assets 100.0% ...........................................................
$837,047,147
See Abbreviations on page 348 .
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $22,867,271, representing 2.7% of net assets.
c
The rate shown represents the yield at period end.
d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.55 $10.51 $10.25 $11.31 $11.62
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.28 0.27 0.24 0.21
Net realized and unrealized gains (losses) ........... 0.13 0.04 0.25 (1.07) (0.31)
Total from investment operations .................... 0.43 0.32 0.52 (0.83) (0.10)
Less distributions from:
Net investment income .......................... (0.30) (0.28) (0.26) (0.23) (0.21)
Net asset value, end of year ....................... $10.68 $10.55 $10.51 $10.25 $11.31
Total return
d
................................... 4.19% 3.10% 5.21% (7.31)% (0.89)%
Ratios to average net assets
Expenses ..................................... 0.86%
e
0.85%
f
0.85%
f
0.84%
f
0.82%
f
Net investment income ........................... 2.93% 2.68% 2.61% 2.26% 1.81%
Supplemental data
Net assets , end of year (000’s) ..................... $131,799 $130,712 $134,364 $133,789 $167,474
Portfolio turnover rate ............................ 16.41% 10.28% 14.73% 16.87% 23.40%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.55 $10.50 $10.25 $11.31 $11.62
Income from investment operations
b
:
Net investment income
c
......................... 0.32 0.30 0.28 0.25 0.23
Net realized and unrealized gains (losses) ........... 0.12 0.05 0.25 (1.06) (0.31)
Total from investment operations .................... 0.44 0.35 0.53 (0.81) (0.08)
Less distributions from:
Net investment income .......................... (0.31) (0.30) (0.28) (0.25) (0.23)
Net asset value, end of year ....................... $10.68 $10.55 $10.50 $10.25 $11.31
Total return
d
................................... 4.35% 3.36% 5.27% (7.17)% (0.65)%
Ratios to average net assets
Expenses ..................................... 0.71%
e
0.70%
f
0.70%
f
0.69%
f
0.67%
f
Net investment income ........................... 3.07% 2.82% 2.75% 2.41% 1.97%
Supplemental data
Net assets , end of year (000’s) ..................... $224,913 $260,291 $293,654 $339,756 $462,916
Portfolio turnover rate ............................ 16.41% 10.28% 14.73% 16.87% 23.40%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.73 $10.68 $10.42 $11.49 $11.81
Income from investment operations
b
:
Net investment income
c
......................... 0.26 0.24 0.22 0.19 0.17
Net realized and unrealized gains (losses) ........... 0.12 0.05 0.26 (1.07) (0.33)
Total from investment operations .................... 0.38 0.29 0.48 (0.88) (0.16)
Less distributions from:
Net investment income .......................... (0.26) (0.24) (0.22) (0.19) (0.16)
Net asset value, end of year ....................... $10.85 $10.73 $10.68 $10.42 $11.49
Total return
d
................................... 3.61% 2.73% 4.70% (7.66)% (1.36)%
Ratios to average net assets
Expenses ..................................... 1.25%
e
1.24%
f
1.24%
f
1.23%
f
1.21%
f
Net investment income ........................... 2.47% 2.22% 2.15% 1.81% 1.40%
Supplemental data
Net assets , end of year (000’s) ..................... $13,192 $15,741 $21,453 $27,303 $42,794
Portfolio turnover rate ............................ 16.41% 10.28% 14.73% 16.87% 23.40%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.55 $10.50 $10.24 $11.30 $11.61
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.31 0.30 0.27 0.25
Net realized and unrealized gains (losses) ........... 0.12 0.05 0.25 (1.07) (0.31)
Total from investment operations .................... 0.45 0.36 0.55 (0.80) (0.06)
Less distributions from:
Net investment income .......................... (0.33) (0.31) (0.29) (0.26) (0.25)
Net asset value, end of year ....................... $10.67 $10.55 $10.50 $10.24 $11.30
Total return .................................... 4.41% 3.51% 5.52% (7.05)% (0.60)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.56% 0.56% 0.56% 0.56% 0.54%
Expenses net of waiver and payments by affiliates ....... 0.56% 0.56%
d
0.56%
d,e
0.55%
d
0.53%
d
Net investment income ........................... 3.24% 2.99% 2.89% 2.56% 2.10%
Supplemental data
Net assets , end of year (000’s) ..................... $51,445 $50,507 $28,442 $20,233 $23,000
Portfolio turnover rate ............................ 16.41% 10.28% 14.73% 16.87% 23.40%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.55 $10.50 $10.25 $11.31 $11.62
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.31 0.29 0.26 0.24
Net realized and unrealized gains (losses) ........... 0.12 0.05 0.25 (1.06) (0.31)
Total from investment operations .................... 0.45 0.36 0.54 (0.80) (0.07)
Less distributions from:
Net investment income .......................... (0.32) (0.31) (0.29) (0.26) (0.24)
Net asset value, end of year ....................... $10.68 $10.55 $10.50 $10.25 $11.31
Total return .................................... 4.45% 3.46% 5.37% (7.08)% (0.64)%
Ratios to average net assets
Expenses ..................................... 0.61%
d
0.60%
e
0.60%
e
0.59%
e
0.57%
e
Net investment income ........................... 3.18% 2.93% 2.86% 2.52% 2.06%
Supplemental data
Net assets , end of year (000’s) ..................... $164,515 $153,971 $112,197 $115,439 $132,919
Portfolio turnover rate ............................ 16.41% 10.28% 14.73% 16.87% 23.40%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2026
Franklin North Carolina Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,600,000 $ 1,693,331
Total Corporate Bonds (Cost $ 1,600,000 ) .......................................
1,693,331
Municipal Bonds 96.1%
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,300,000 1,938,045
Florida 1.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,680,000 4,310,456
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 1,500,000 1,065,599
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.29%, 3/01/29 ........................................... 5,300,000 4,540,020
9,916,075
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 250,000 267,508
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 2,100,000 1,052,587
1,320,095
Illinois 0.1%
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2020 A , Refunding , 5% , 6/15/50 .................... 500,000 501,739
New Jersey 0.8%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2019 BB , 5% , 6/15/44 ...................... 2,900,000 2,995,844
State of New Jersey , Revenue , 2020 AA , 3% , 6/15/50 ...................... 500,000 382,306
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/50 ...................... 1,010,000 1,036,146
State of New Jersey , Revenue , 2020 AA , Pre-Refunded , 5% , 6/15/50 ........... 280,000 317,438
4,731,734
New York 1.6%
Metropolitan Transportation Authority ,
Revenue , 2020 E , Refunding , 4% , 11/15/45 .............................. 1,595,000 1,498,281
Revenue , 2021 A-1 , 4% , 11/15/48 ..................................... 5,325,000 4,785,379
Revenue , 2021 A-2 , 4% , 11/15/41 ..................................... 3,000,000 3,002,142
9,285,802
North Carolina 83.2%
Cape Fear Public Utility Authority ,
Revenue , 2025 , Refunding , 5% , 4/01/37 ................................. 275,000 325,241
Revenue , 2025 , Refunding , 5% , 4/01/38 ................................. 275,000 322,376
Revenue , 2025 , Refunding , 5% , 4/01/39 ................................. 325,000 378,061
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 1/15/40 ....... 14,000,000 14,018,392
Atrium Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 1/15/36 ....... 5,000,000 5,332,864
Atrium Health Obligated Group , Revenue , 2022 A , Refunding , 4% , 1/15/43 ....... 2,000,000 2,023,444
City of Charlotte ,
COP , 2019 A , Refunding , 5% , 6/01/44 .................................. 8,250,000 8,605,824
GO , 2023 B , Refunding , 5% , 7/01/42 ................................... 2,925,000 3,272,536
GO , 2023 B , Refunding , 5% , 7/01/43 ................................... 2,300,000 2,549,533
GO , 2025 B , Refunding , 5% , 7/01/42 ................................... 1,690,000 1,938,026
Airport , Revenue , 2019 B , 4% , 7/01/44 .................................. 5,515,000 5,381,993

Franklin Tax-Free Trust
Schedule of Investments
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
City of Charlotte, (continued)
Airport , Revenue , 2021 A , Refunding , 4% , 7/01/40 ......................... $ 9,030,000 $ 9,234,624
Airport , Revenue , 2021 A , Refunding , 4% , 7/01/41 ......................... 2,410,000 2,458,202
Airport , Revenue , 2023 A , 5% , 7/01/48 .................................. 4,500,000 4,743,384
Airport , Revenue , 2023 A , 5% , 7/01/53 .................................. 6,155,000 6,410,668
Airport , Revenue , 2025 A , Refunding , 5.25% , 7/01/55 ....................... 3,000,000 3,222,170
Water & Sewer System , Revenue , 2018 , Refunding , 4% , 7/01/38 .............. 4,150,000 4,236,214
Water & Sewer System , Revenue , 2020 , Refunding , 2% , 7/01/41 .............. 500,000 387,311
City of Durham ,
Water & Sewer Utility System , Revenue , 2024 , 4% , 8/01/49 .................. 3,960,000 3,913,080
Water & Sewer Utility System , Revenue , 2024 , 4% , 8/01/53 .................. 3,400,000 3,294,321
City of Fayetteville ,
Public Works Commission , Revenue , 2018 , Refunding , 4% , 3/01/41 ............ 4,015,000 4,059,303
Public Works Commission , Revenue , 2023 , 5% , 3/01/53 .................... 2,200,000 2,290,641
City of Greensboro ,
Combined Water & Sewer System , Revenue , 2020 A , Refunding , 4% , 6/01/45 .... 4,500,000 4,537,061
Combined Water & Sewer System , Revenue , 2024 B , 5% , 6/01/49 ............. 1,500,000 1,596,934
Combined Water & Sewer System , Revenue , 2024 B , 5% , 6/01/54 ............. 3,500,000 3,692,041
City of Raleigh ,
GO , 2023 A , Refunding , 5% , 4/01/41 ................................... 1,775,000 1,995,849
Combined Enterprise System , Revenue , 2023 , Refunding , 4% , 9/01/53 ......... 3,000,000 2,930,648
City of Winston-Salem , Water & Sewer System , Revenue , 2017 , 4% , 6/01/47 ...... 10,000,000 10,000,008
Columbus County Industrial Facilities & Pollution Control Financing Authority ,
International Paper Co. , Revenue , 2020 A , Refunding , 4.2% , 5/01/34 ........... 2,500,000 2,691,054
County of Brunswick , GO , 2022 , 4% , 8/01/39 .............................. 1,550,000 1,625,183
County of Catawba , Revenue , 2023 , 4% , 4/01/43 ........................... 400,000 405,668
County of Dare ,
Revenue , 2021 A , 3% , 6/01/38 ........................................ 375,000 365,201
Revenue , 2021 A , 3% , 6/01/39 ........................................ 585,000 556,640
Revenue , 2021 A , 3% , 6/01/40 ........................................ 250,000 232,626
Revenue , 2021 A , 3% , 6/01/41 ........................................ 450,000 413,981
County of Guilford ,
GO , 2024 , 4% , 3/01/43 ............................................. 5,000,000 5,141,511
GO , 2025 , 5% , 3/01/38 ............................................. 4,085,000 4,817,931
GO , 2025 , 5% , 3/01/39 ............................................. 3,000,000 3,513,752
GO , 2025 , 4% , 3/01/43 ............................................. 3,000,000 3,093,924
GO , 2025 , 4% , 3/01/45 ............................................. 5,000,000 5,092,010
County of Henderson ,
Revenue , 2025 , Refunding , 5% , 10/01/40 ................................ 625,000 718,431
Revenue , 2025 , Refunding , 5% , 10/01/41 ................................ 575,000 658,088
County of Iredell , GO , 2025 , 4% , 4/01/45 .................................. 4,195,000 4,246,889
County of Johnston ,
GO , 2025 , 5% , 2/01/39 ............................................. 5,000,000 5,852,501
Water & Sewer System , Revenue , 2023 , 4% , 4/01/53 ....................... 1,150,000 1,114,492
County of Lincoln ,
Enterprise System , Revenue , 2020 , Refunding , 3% , 8/01/38 .................. 400,000 388,813
Enterprise System , Revenue , 2020 , Refunding , 3% , 8/01/41 .................. 480,000 441,330
County of Mecklenburg , GO , 2025 B , 4% , 2/01/45 ........................... 5,000,000 5,079,784
County of New Hanover ,
Revenue , 2021 , Refunding , 5% , 8/01/30 ................................. 3,375,000 3,780,043
New Hanover Regional Medical Center , Revenue , 2017 , Pre-Refunded , 5% ,
10/01/47 ....................................................... 13,565,000 14,164,751
NHW Healthcare, Inc. , Revenue , 2017 , Pre-Refunded , 5% , 10/01/42 ........... 5,000,000 5,221,065
County of Wake ,
GO , 2019 A , 5% , 3/01/32 ............................................ 5,000,000 5,427,860
Revenue , 2021 , 3% , 3/01/35 ......................................... 5,535,000 5,551,549

Franklin Tax-Free Trust
Schedule of Investments
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
County of Wake, (continued)
Revenue , 2021 , 3% , 3/01/36 ......................................... $ 6,000,000 $ 6,013,316
Greater Asheville Regional Airport Authority , Revenue , 2023 , AG Insured , 5.25% ,
7/01/53 ......................................................... 7,500,000 7,723,915
Greenville Utilities Commission , Revenue , 2025 , 5% , 9/01/49 .................. 2,460,000 2,626,961
Nash Health Care Systems ,
Revenue , 2025 , 5.75% , 2/01/50 ....................................... 1,250,000 1,354,507
Revenue , 2025 , 5.25% , 2/01/55 ....................................... 5,500,000 5,670,215
North Carolina Agricultural & Technical State University , Revenue , 2023 , 5% , 10/01/43 1,000,000 1,089,729
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/27 .......... 400,000 411,443
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/28 .......... 500,000 522,678
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/29 .......... 550,000 583,409
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/30 .......... 1,860,000 1,996,304
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/31 .......... 1,855,000 2,009,382
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/32 .......... 1,000,000 1,078,047
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/33 .......... 1,670,000 1,789,382
Campbell University, Inc. , Revenue , 2021 A , Refunding , 4% , 10/01/34 .......... 740,000 748,577
Campbell University, Inc. , Revenue , 2021 A , Refunding , 4% , 10/01/35 .......... 360,000 362,621
Duke University , Revenue , 2016 B , Refunding , 5% , 10/01/40 ................. 2,500,000 2,529,489
Duke University , Revenue , 2016 B , Refunding , 5% , 10/01/44 ................. 7,000,000 7,063,177
High Point University , Revenue , 2021 , Refunding , 4% , 5/01/32 ................ 2,000,000 2,120,934
High Point University , Revenue , 2021 , Refunding , 4% , 5/01/33 ................ 3,210,000 3,388,260
High Point University , Revenue , 2021 , Refunding , 4% , 5/01/34 ................ 2,270,000 2,385,586
Wake Forest University , Revenue , 2018 , 5% , 1/01/48 ....................... 13,500,000 13,705,763
North Carolina Central University ,
Revenue , 2019 , AG Insured , 5% , 4/01/44 ................................ 1,575,000 1,632,963
Revenue , 2019 , 4% , 4/01/49 ......................................... 1,000,000 894,295
North Carolina Housing Finance Agency ,
Revenue , 41 , GNMA Insured , 3.55% , 7/01/44 ............................. 4,175,000 3,917,907
Revenue , 41 , GNMA Insured , 3.625% , 7/01/49 ............................ 6,325,000 5,653,926
Revenue , 42 , GNMA Insured , 2.45% , 7/01/34 ............................. 750,000 691,699
Revenue , 42 , GNMA Insured , 2.625% , 7/01/39 ............................ 3,035,000 2,747,063
Revenue , 42 , GNMA Insured , 2.85% , 1/01/43 ............................. 2,660,000 2,230,658
Revenue , 43 , GNMA Insured , 2.8% , 1/01/40 .............................. 4,715,000 4,186,416
Revenue , 43 , GNMA Insured , 2.95% , 7/01/43 ............................. 2,170,000 1,838,193
Revenue , 44 , 3% , 7/01/46 ........................................... 2,740,000 2,229,007
Revenue , 45 , Refunding , GNMA Insured , 2.2% , 7/01/40 ..................... 1,795,000 1,461,115
Revenue , 46 A , GNMA Insured , 1.55% , 1/01/30 ........................... 2,100,000 1,999,921
Revenue , 46 A , GNMA Insured , 1.75% , 1/01/31 ........................... 975,000 906,660
North Carolina Medical Care Commission ,
Atrium Health Wake Forest Baptist Obligated Group , Revenue , 2019 A , 5% , 12/01/33 1,000,000 1,061,165
Carolina Meadows, Inc. Obligated Group , Revenue , 2024 , 4% , 12/01/39 ........ 10,765,000 10,950,767
Carolina Meadows, Inc. Obligated Group , Revenue , 2024 , 5.25% , 12/01/44 ...... 340,000 361,041
Chapel Hill Residential Center, Inc. Obligated Group , Revenue , 2025 , 5.25% ,
12/01/55 ....................................................... 3,000,000 3,099,736
Deerfield Episcopal Retirement Community Obligated Group , Revenue , 2026 A ,
5.25% , 11/01/50 ................................................. 4,000,000 4,106,348
Duke University Health System, Inc. Obligated Group , Revenue , 2016 D , Refunding ,
4% , 6/01/42 .................................................... 7,000,000 7,004,955
Duke University Health System, Inc. Obligated Group , Revenue , 2025 A , Refunding ,
5% , 6/01/42 .................................................... 1,000,000 1,102,605
EveryAge Obligated Group , Revenue , 2021 A , Refunding , 4% , 9/01/47 .......... 2,935,000 2,658,220
EveryAge Obligated Group , Revenue , 2021 A , Refunding , 4% , 9/01/51 .......... 960,000 839,406
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/33 ............ 355,000 366,421
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/34 ............ 185,000 190,290
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/41 ............ 920,000 895,754

Franklin Tax-Free Trust
Schedule of Investments
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Medical Care Commission, (continued)
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/46 ............ $ 1,665,000 $ 1,474,569
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/51 ............ 1,670,000 1,404,270
Friends Homes Obligated Group , Revenue , 2020 A , 4% , 9/01/50 .............. 3,000,000 2,517,967
Lutheran Retirement Ministries of Alamance County Obligated Group , Revenue , 2025
A , 5.25% , 1/01/55 ................................................ 4,000,000 4,054,394
Novant Health Obligated Group , Revenue , 2013 A , Refunding , 5% , 11/01/46 ..... 20,000,000 20,011,734
Novant Health Obligated Group , Revenue , 2019 A , 4% , 11/01/49 .............. 2,115,000 1,948,261
Novant Health Obligated Group , Revenue , 2019 A , 4% , 11/01/52 .............. 6,640,000 6,011,374
Pines at Davidson, Inc. Obligated Group , Revenue , 2019 A , 5% , 1/01/34 ........ 2,050,000 2,093,718
Pines at Davidson, Inc. Obligated Group , Revenue , 2019 A , 5% , 1/01/49 ........ 5,000,000 5,017,671
Plantation Village, Inc. Obligated Group , Revenue , 2021 A , Refunding , 4% , 1/01/41 1,020,000 1,000,430
Plantation Village, Inc. Obligated Group , Revenue , 2021 A , Refunding , 4% , 1/01/52 3,510,000 2,947,868
Presbyterian Homes Obligated Group , Revenue , 2016 C , Refunding , 5% , 10/01/31 5,000,000 5,052,906
Presbyterian Homes Obligated Group , Revenue , 2020 A , 5% , 10/01/40 ......... 1,800,000 1,871,731
Presbyterian Homes Obligated Group , Revenue , 2020 A , 4% , 10/01/45 ......... 1,000,000 907,776
Presbyterian Homes Obligated Group , Revenue , 2020 A , 5% , 10/01/45 ......... 2,420,000 2,446,825
Presbyterian Homes Obligated Group , Revenue , 2020 A , 4% , 10/01/50 ......... 1,350,000 1,150,686
Presbyterian Homes Obligated Group , Revenue , 2020 A , 5% , 10/01/50 ......... 1,400,000 1,389,047
Rex Hospital, Inc. Obligated Group , Revenue , 2020 A , 4% , 7/01/49 ............ 4,000,000 3,917,677
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2024 A ,
5% , 10/01/44 ................................................... 750,000 779,051
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2024 A ,
5% , 10/01/49 ................................................... 750,000 763,974
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2025 A ,
5.125% , 10/01/56 ................................................ 3,000,000 3,092,539
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien , 2020 A , 5% , 6/01/26 .............................. 300,000 301,574
Revenue, Senior Lien , 2020 A , 5% , 6/01/27 .............................. 450,000 461,526
Revenue, Senior Lien , 2020 A , 5% , 6/01/28 .............................. 500,000 519,603
Revenue, Senior Lien , 2020 A , 5% , 6/01/29 .............................. 350,000 371,082
Revenue, Senior Lien , 2025 A , Refunding , 5% , 6/01/35 ..................... 1,250,000 1,354,365
North Carolina Turnpike Authority ,
Revenue , 2016 A , Refunding , 5% , 7/01/47 ............................... 4,510,000 4,516,698
Revenue , 2016 A , Refunding , 5% , 7/01/54 ............................... 2,560,000 2,562,379
Revenue, Senior Lien , 2017 , Refunding , AG Insured , 5% , 1/01/31 ............. 1,000,000 1,019,259
Revenue, Senior Lien , 2019 , AG Insured , 5% , 1/01/49 ...................... 2,000,000 2,037,604
Revenue, Senior Lien , 2019 , 4% , 1/01/55 ................................ 5,000,000 4,473,250
Revenue, Senior Lien , 2024 A , AG Insured , 5% , 1/01/58 ..................... 11,980,000 12,259,310
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/36 .............. 1,750,000 1,955,563
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/37 .............. 1,770,000 1,966,751
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/38 .............. 1,250,000 1,381,467
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/39 .............. 1,500,000 1,648,206
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/40 .............. 1,270,000 1,388,380
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/41 .............. 2,000,000 2,176,727
State of North Carolina Highway Trust Fund , Revenue , 2018 A , Refunding , 4% ,
1/01/39 ........................................................ 3,000,000 3,038,766
Raleigh Durham Airport Authority ,
Revenue , 2015 A , Refunding , 5% , 5/01/30 ............................... 550,000 551,187
Revenue , 2020 A , Refunding , 5% , 5/01/36 ............................... 2,580,000 2,769,718
State of North Carolina , Revenue , 2025 , Refunding , 5% , 3/01/40 ................ 1,500,000 1,725,933
Town of Cary , Combined Utility Systems , Revenue , 2017 B , Refunding , 4% , 12/01/42 5,000,000 5,046,865
Town of Fuquay-Varina , Combined Utilities , Revenue , 2024 C , 5% , 6/01/41 ........ 2,320,000 2,614,465
Town of Holly Springs , Enterprise System , Revenue , 2024 , 4% , 11/01/49 .......... 2,500,000 2,470,150
University of North Carolina at Chapel Hill ,
Revenue , 2021 B , Refunding , 5% , 12/01/37 .............................. 2,180,000 2,451,730
Revenue , 2025 A , 5% , 12/01/50 ....................................... 5,000,000 5,351,782

Franklin Tax-Free Trust
Schedule of Investments
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
University of North Carolina at Chapel Hill, (continued)
Revenue , 2025 A , 5% , 12/01/55 ....................................... $ 4,500,000 $ 4,778,499
Hospitals at Chapel Hill , Revenue , 2019 , 5% , 2/01/49 ....................... 6,920,000 7,829,597
University of North Carolina at Charlotte (The) , Revenue , 2017 , 5% , 10/01/47 ...... 5,000,000 5,090,765
University of North Carolina at Wilmington , Revenue , 2015 , Refunding , 5% , 6/01/37 . 3,000,000 3,006,571
University of North Carolina System , Appalachian State University , Revenue , 2008 A ,
AG Insured , 5% , 10/01/33 ........................................... 160,000 160,134
Water and Sewer Authority of Cabarrus County , Revenue , 2024 , 4% , 6/01/49 ...... 2,685,000 2,653,264
Western Carolina University ,
Revenue , 2020 B , 3% , 4/01/36 ........................................ 1,000,000 987,689
Revenue , 2020 B , 4% , 4/01/50 ........................................ 5,000,000 4,785,635
487,507,014
South Carolina 0.4%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,500,000 2,305,993
Texas 0.4%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/32 200,000 204,629
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/33 200,000 203,866
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,800,000 2,157,464
2,565,959
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,600,000 1,426,589
Wisconsin 2.2%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 1,160,000 1,240,215
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,600,000 1,343,870
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 9,545,000 4,800,210
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 7,965,000 5,352,986
12,737,281
U.S. Territories 4.9%
Guam 2.0%
Antonio B Won Pat International Airport Authority ,
Revenue , 2023 A , Refunding , 5.25% , 10/01/30 ............................ 750,000 812,950
Revenue , 2023 A , Refunding , 5.125% , 10/01/34 ........................... 390,000 434,249
Revenue , 2023 A , Refunding , 5.25% , 10/01/35 ............................ 265,000 296,213
Revenue , 2024 A , 5.25% , 10/01/35 .................................... 625,000 706,972
Guam Government Waterworks Authority ,
Revenue , 2020 A , 5% , 1/01/50 ........................................ 3,205,000 3,271,219
Water And Wastewater System , Revenue , 2025 A , 5.25% , 7/01/50 ............. 2,500,000 2,597,456
Water And Wastewater System , Revenue , 2025 A , 5.5% , 7/01/55 .............. 3,200,000 3,363,597
11,482,656
Puerto Rico 2.9%
Commonwealth of Puerto Rico ,
c,d
GO , FRN , 2.567%, 11/01/43 .......................................... 89,769 61,380
GO , 2022 A-1 , 5.625% , 7/01/27 ....................................... 25,850 26,456
GO , 2022 A-1 , 5.625% , 7/01/29 ....................................... 25,431 27,174
GO , 2022 A-1 , 5.75% , 7/01/31 ........................................ 24,701 27,449
GO , 2022 A-1 , 4% , 7/01/33 .......................................... 23,423 23,989
GO , 2022 A-1 , 4% , 7/01/35 .......................................... 21,054 21,415

Franklin Tax-Free Trust
Schedule of Investments
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, (continued)
GO , 2022 A-1 , 4% , 7/01/37 .......................................... $ 18,070 $ 18,107
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 24,568 23,845
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 25,551 23,069
c
GO , 2022 A-1 , 4.18%, 7/01/33 ........................................ 30,143 22,319
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,500,000 1,539,427
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/33 .. 440,000 474,764
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/41 .. 220,000 205,729
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 11,700,000 11,483,883
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 2,000,000 2,004,137
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 1,190,000 1,153,006
17,136,149
Total U.S. Territories .................................................................... 28,618,805
Total Municipal Bonds (Cost $ 569,606,878 ) .....................................
562,855,131
Total Long Term Investments (Cost $ 571,206,878 ) ...............................
564,548,462
a
a a a a
Short Term Investments 1.7%
Municipal Bonds 1.7%
North Carolina 1.7%
e
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group , Revenue , 2007 C , Refunding , SPA JPMorgan Chase
Bank NA , Daily VRDN and Put , 1.9% , 1/15/37 ........................... 2,900,000 2,900,000
Atrium Health Obligated Group , Revenue , 2018 G , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 1.9% , 1/15/48 .................................. 5,600,000 5,600,000
Atrium Health Obligated Group , Revenue , 2018 H , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 1.9% , 1/15/48 .................................. 1,650,000 1,650,000
10,150,000
Total Municipal Bonds (Cost $ 10,150,000 ) ......................................
10,150,000
Total Short Term Investments (Cost $ 10,150,000 ) ................................
10,150,000
a
Total Investments (Cost $ 581,356,878 ) 98.1% ...................................
$574,698,462
Other Assets, less Liabilities 1.9% .............................................
11,165,441
Net Assets 100.0% ...........................................................
$585,863,903

Franklin Tax-Free Trust
Schedule of Investments
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 348 .
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $18,192,521, representing 3.1% of net assets.
c
The rate shown represents the yield at period end.
d
The coupon rate shown represents the rate at period end.
e
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.52 $11.50 $11.29 $12.54 $12.90
Income from investment operations
b
:
Net investment income
c
......................... 0.38 0.36 0.34 0.31 0.25
Net realized and unrealized gains (losses) ........... 0.09 0.02 0.21 (1.26) (0.36)
Total from investment operations .................... 0.47 0.38 0.55 (0.95) (0.11)
Less distributions from:
Net investment income .......................... (0.38) (0.36) (0.34) (0.30) (0.25)
Net asset value, end of year ....................... $11.61 $11.52 $11.50 $11.29 $12.54
Total return
d
................................... 4.21% 3.34% 4.96% (7.57)% (0.90)%
Ratios to average net assets
Expenses ..................................... 0.82%
e
0.81%
f
0.81%
f
0.81%
f
0.81%
f
Net investment income ........................... 3.38% 3.10% 3.01% 2.66% 1.94%
Supplemental data
Net assets , end of year (000’s) ..................... $255,039 $259,588 $261,839 $269,364 $315,516
Portfolio turnover rate ............................ 10.45% 13.17% 9.53% 26.92% 24.59%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.51 $11.49 $11.28 $12.54 $12.90
Income from investment operations
b
:
Net investment income
c
......................... 0.40 0.37 0.36 0.32 0.27
Net realized and unrealized gains (losses) ........... 0.09 0.03 0.21 (1.26) (0.36)
Total from investment operations .................... 0.49 0.40 0.57 (0.94) (0.09)
Less distributions from:
Net investment income .......................... (0.40) (0.38) (0.36) (0.32) (0.27)
Net asset value, end of year ....................... $11.60 $11.51 $11.49 $11.28 $12.54
Total return
d
................................... 4.37% 3.50% 5.12% (7.51)% (0.75)%
Ratios to average net assets
Expenses ..................................... 0.67%
e
0.66%
f
0.66%
f
0.66%
f
0.66%
f
Net investment income ........................... 3.53% 3.25% 3.16% 2.80% 2.10%
Supplemental data
Net assets , end of year (000’s) ..................... $437,233 $492,750 $559,066 $628,747 $850,932
Portfolio turnover rate ............................ 10.45% 13.17% 9.53% 26.92% 24.59%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.67 $11.65 $11.44 $12.71 $13.08
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.31 0.29 0.26 0.20
Net realized and unrealized gains (losses) ........... 0.09 0.02 0.21 (1.28) (0.37)
Total from investment operations .................... 0.42 0.33 0.50 (1.02) (0.17)
Less distributions from:
Net investment income .......................... (0.33) (0.31) (0.29) (0.25) (0.20)
Net asset value, end of year ....................... $11.76 $11.67 $11.65 $11.44 $12.71
Total return
d
................................... 3.74% 2.88% 4.47% (8.00)% (1.36)%
Ratios to average net assets
Expenses ..................................... 1.22%
e
1.20%
f
1.20%
f
1.20%
f
1.20%
f
Net investment income ........................... 2.93% 2.65% 2.55% 2.20% 1.52%
Supplemental data
Net assets , end of year (000’s) ..................... $22,943 $34,844 $54,356 $78,486 $125,479
Portfolio turnover rate ............................ 10.45% 13.17% 9.53% 26.92% 24.59%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.53 $11.51 $11.30 $12.55 $12.91
Income from investment operations
b
:
Net investment income
c
......................... 0.41 0.39 0.37 0.34 0.29
Net realized and unrealized gains (losses) ........... 0.08 0.02 0.21 (1.25) (0.36)
Total from investment operations .................... 0.49 0.41 0.58 (0.91) (0.07)
Less distributions from:
Net investment income .......................... (0.41) (0.39) (0.37) (0.34) (0.29)
Net asset value, end of year ....................... $11.61 $11.53 $11.51 $11.30 $12.55
Total return .................................... 4.42% 3.63% 5.26% (7.29)% (0.61)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.54% 0.53% 0.53% 0.54% 0.53%
Expenses net of waiver and payments by affiliates ....... 0.54%
d
0.53%
e
0.53%
d,e
0.52%
e
0.52%
e
Net investment income ........................... 3.67% 3.39% 3.31% 2.94% 2.23%
Supplemental data
Net assets , end of year (000’s) ..................... $21,784 $22,877 $20,781 $14,734 $21,433
Portfolio turnover rate ............................ 10.45% 13.17% 9.53% 26.92% 24.59%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.53 $11.50 $11.30 $12.55 $12.91
Income from investment operations
b
:
Net investment income
c
......................... 0.41 0.39 0.37 0.33 0.29
Net realized and unrealized gains (losses) ........... 0.08 0.03 0.20 (1.25) (0.37)
Total from investment operations .................... 0.49 0.42 0.57 (0.92) (0.08)
Less distributions from:
Net investment income .......................... (0.41) (0.39) (0.37) (0.33) (0.28)
Net asset value, end of year ....................... $11.61 $11.53 $11.50 $11.30 $12.55
Total return .................................... 4.38% 3.60% 5.22% (7.33)% (0.65)%
Ratios to average net assets
Expenses ..................................... 0.57%
d
0.56%
e
0.56%
e
0.56%
e
0.56%
e
Net investment income ........................... 3.63% 3.35% 3.25% 2.89% 2.20%
Supplemental data
Net assets , end of year (000’s) ..................... $179,242 $181,308 $182,390 $209,487 $299,002
Portfolio turnover rate ............................ 10.45% 13.17% 9.53% 26.92% 24.59%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2026
Franklin Ohio Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.4%
Software 0.4%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 3,200,000 $ 3,386,662
Total Corporate Bonds (Cost $ 3,200,000 ) .......................................
3,386,662
Municipal Bonds 98.0%
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,800,000 2,359,360
Florida 2.1%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 9,144,000 8,421,967
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 2,200,000 1,562,879
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.29%, 3/01/29 ........................................... 10,600,000 9,080,040
19,064,886
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 920,000 984,427
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 2,100,000 1,052,587
2,037,014
New Jersey 0.2%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2022
A , 4% , 6/15/38 .................................................... 2,000,000 2,070,503
New York 0.1%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/48 .......... 750,000 673,997
Ohio 90.4%
Akron City School District , COP , 2023 , AG Insured , 5% , 8/01/53 ................ 3,000,000 3,099,456
American Municipal Power, Inc. ,
Combined Hydroelectric , Revenue , 2024 A , Refunding , 5% , 2/15/48 ............ 1,325,000 1,382,902
Prairie State Energy Campus , Revenue , 2017 A , Refunding , 5% , 2/15/37 ........ 3,700,000 3,841,635
Prairie State Energy Campus , Revenue , 2017 A , Refunding , 5% , 2/15/38 ........ 3,500,000 3,624,537
Solar Electricity Prepayment , Revenue , 2019 A , 5% , 2/15/44 ................. 3,345,000 3,448,063
Anthony Wayne Local School District , GO , 2017 A , 4% , 12/01/39 ................ 2,445,000 2,445,791
Apollo Joint Vocational School District , GO , 2017 , Refunding , 4% , 12/01/39 ........ 6,530,000 6,598,304
Beachwood City School District , GO , 2023 , 4% , 12/01/53 ..................... 7,575,000 7,191,848
Bedford City School District , GO , 2025 , BAM Insured , 5.5% , 12/01/58 ............ 2,000,000 2,117,708
d
Big Walnut Local School District , GO , 2026 B , 5% , 12/01/55 ................... 1,000,000 1,044,638
Bowling Green State University , Revenue , 2017 B , Refunding , 5% , 6/01/42 ........ 1,045,000 1,062,802
Brooklyn City School District , GO , 2017 , Refunding , AG Insured , 5% , 12/01/49 ..... 9,000,000 9,057,651
Butler County Port Authority ,
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/34 ........................................................ 185,000 189,930
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/35 ........................................................ 195,000 199,392
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/36 ........................................................ 205,000 208,461
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/37 ........................................................ 210,000 212,335
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/38 ........................................................ 220,000 221,240
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/39 ........................................................ 225,000 225,393

Franklin Tax-Free Trust
Schedule of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Butler County Port Authority, (continued)
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/40 ........................................................ $ 240,000 $ 238,268
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/41 ........................................................ 245,000 240,393
c
Canal Winchester Local School District ,
GO , 2005 , NATL Insured , 3.01%, 12/01/32 ............................... 3,955,000 3,236,499
GO , 2005 , NATL Insured , 3.14%, 12/01/33 ............................... 2,000,000 1,573,888
Cincinnati City School District ,
GO , 2006 , Refunding , NATL Insured , 5.25% , 12/01/27 ...................... 14,900,000 15,716,831
GO , 2006 , Refunding , NATL Insured , 5.25% , 12/01/28 ...................... 8,180,000 8,844,846
City of Chillicothe ,
Adena Health System Obligated Group , Revenue , 2017 , Refunding , 5% , 12/01/37 . 2,890,000 2,948,564
Adena Health System Obligated Group , Revenue , 2017 , Refunding , 5% , 12/01/47 . 2,110,000 2,114,487
City of Cleveland ,
GO , 2012 , 5% , 12/01/30 ............................................. 35,000 35,064
GO , 2020 A , 2% , 12/01/36 ........................................... 1,215,000 1,053,771
Water Pollution Control , Revenue , 2024 , 5% , 11/15/54 ...................... 1,350,000 1,411,382
City of Columbus ,
GO , 2018 A , 5% , 4/01/34 ............................................ 7,000,000 7,474,202
GO , 2019 A , 5% , 4/01/40 ............................................ 3,000,000 3,175,159
GO , 2021 A , 5% , 4/01/40 ............................................ 1,900,000 2,055,477
Sewerage , Revenue , 2015 , Refunding , 5% , 6/01/30 ........................ 5,000,000 5,033,058
City of Hilliard , Income Tax , Revenue , 2022 , 5% , 12/01/47 ..................... 5,000,000 5,209,978
City of Marysville ,
Wastewater Treatment System , Revenue , 2015 , Refunding , BAM Insured , 4% ,
12/01/40 ....................................................... 3,015,000 3,016,093
Wastewater Treatment System , Revenue , 2015 , Refunding , BAM Insured , 5% ,
12/01/47 ....................................................... 2,035,000 2,036,345
Wastewater Treatment System , Revenue , 2016 , Refunding , BAM Insured , 4% ,
12/01/46 ....................................................... 9,370,000 9,129,772
Cleveland Department of Public Utilities ,
Division of Public Power , Revenue , 2020 A , Refunding , AG Insured , 4% , 11/15/37 . 1,000,000 1,026,408
c
Division of Public Power , Revenue , B-2 , NATL Insured , 4.25%, 11/15/38 ......... 10,000,000 5,890,476
Cleveland-Cuyahoga County Port Authority ,
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/38 ....... 100,000 102,958
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/39 ....... 700,000 716,716
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/40 ....... 100,000 101,665
Euclid Avenue Development Corp. , Revenue , 2022 A , 5.5% , 8/01/52 ........... 9,000,000 9,359,274
Port of Cleveland Bond Fund , Revenue , 2024 C , 5% , 11/15/54 ................ 1,175,000 1,197,200
Columbus Regional Airport Authority , Revenue , 2025 A , Refunding , 5.5% , 1/01/50 ... 5,000,000 5,332,316
Columbus-Franklin County Finance Authority ,
Revenue , 2021 C , 2.5% , 11/15/41 ..................................... 900,000 693,839
Revenue , 2021 C , 3% , 5/15/51 ........................................ 2,180,000 1,531,619
Central Ohio Regional Bond Fund , Revenue , 2024 A , 5% , 11/15/54 ............ 980,000 992,886
Central Ohio Regional Bond Fund , Revenue , 2025 A , 5.25% , 5/15/45 ........... 660,000 700,566
ECG Westerville LP , Revenue , 2024 A , FNMA Insured , 4.375% , 6/01/43 ......... 5,000,000 5,126,713
County of Butler ,
UC Health Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/45 .......... 5,020,000 5,027,288
UC Health Obligated Group , Revenue , 2017 , Refunding , 4% , 11/15/36 .......... 2,140,000 2,140,231
County of Cuyahoga , GO , 2020 A , Refunding , 4% , 12/01/34 ................... 750,000 790,926
County of Fayette , Adena Health System Obligated Group , Revenue , 2025 , AG
Insured , 5.25% , 12/01/54 ............................................ 5,000,000 5,281,292
County of Franklin ,
Nationwide Children's Hospital, Inc. , Revenue , 2016 C , Refunding , 4% , 11/01/40 .. 5,000,000 5,015,769
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/33 ....... 5,000 5,342

Franklin Tax-Free Trust
Schedule of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
County of Franklin, (continued)
Ohio Living Obligated Group , Revenue , 2022 , 4% , 7/01/34 ................... $ 2,230,000 $ 2,269,778
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/34 ....... 10,000 10,683
Ohio Living Obligated Group , Revenue , 2022 , 4% , 7/01/35 ................... 2,890,000 2,930,426
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/35 ....... 10,000 10,683
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/36 ....... 15,000 16,025
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/40 ....... 5,000 5,341
Ohio Living Obligated Group , Revenue , 2023 , Refunding , 5.25% , 7/01/41 ........ 5,000,000 5,296,444
Sales Tax , Revenue , 2018 , 5% , 6/01/43 ................................. 6,000,000 6,254,101
Trinity Health Corp. Obligated Group , Revenue , 2017 , 5% , 12/01/46 ............ 3,515,000 3,557,420
Trinity Health Corp. Obligated Group , Revenue , 2017 A-OH , 5% , 12/01/47 ....... 11,800,000 11,979,152
Trinity Health Corp. Obligated Group , Revenue , 2019 A , 4% , 12/01/49 .......... 6,030,000 5,446,165
County of Hamilton ,
Life Enriching Communities Obligated Group , Revenue , 2025 , Refunding , 5.5% ,
1/01/50 ........................................................ 1,000,000 1,033,222
Life Enriching Communities Obligated Group , Revenue , 2025 , Refunding , 5.5% ,
1/01/55 ........................................................ 3,000,000 3,082,920
TriHealth Obligated Group , Revenue , 2017 A , 5% , 8/15/42 ................... 5,000,000 5,100,584
UC Health Obligated Group , Revenue , 2025 A , Refunding , 5.5% , 8/01/51 ........ 3,700,000 3,814,907
County of Lucas , GO , 2022 , 4.75% , 12/01/52 .............................. 3,000,000 3,016,418
County of Mahoning , Sewer System , Revenue , 2022 , Refunding , 5% , 12/01/46 ..... 3,000,000 3,105,218
County of Miami , Kettering Health Network Obligated Group , Revenue , 2019 ,
Refunding , 5% , 8/01/45 ............................................. 5,000,000 5,095,458
County of Montgomery , Premier Health Partners Obligated Group , Revenue , 2019 A ,
Refunding , 4% , 11/15/39 ............................................ 5,000,000 5,002,388
County of Morrow , GO , 2024 , 5% , 12/01/54 ................................ 1,635,000 1,697,070
County of Muskingum , GO , 2024 , 4% , 12/01/54 ............................. 1,000,000 938,559
County of Perry , GO , 2023 , 5% , 12/01/61 ................................. 1,500,000 1,510,560
County of Ross ,
Adena Health System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 . 3,805,000 3,945,250
Adena Health System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/44 . 1,300,000 1,324,260
County of Union , GO , 2018 , 5% , 12/01/47 ................................. 5,000,000 5,031,425
County of Warren , Otterbein Homes Obligated Group , Revenue , 2024 , Refunding , 5% ,
7/01/54 ......................................................... 2,000,000 2,003,259
Dayton City School District , GO , 2014 , Refunding , 5% , 11/01/30 ................ 5,000,000 5,598,827
Dayton-Montgomery County Port Authority ,
Southwest Ohio Regional Bond Fund , Revenue , 2021 C , 2% , 11/15/31 .......... 325,000 300,728
Southwest Ohio Regional Bond Fund , Revenue , 2021 C , 2.5% , 11/15/41 ........ 1,615,000 1,252,601
Dublin City School District ,
GO , 2019 A , 4% , 12/01/44 ........................................... 10,000,000 10,037,812
GO , 2024 , 5% , 12/01/48 ............................................. 2,250,000 2,389,450
GO , 2024 B , 4% , 12/01/48 ........................................... 1,250,000 1,206,660
Elyria City School District , GO , 2017 A , 5% , 12/01/43 ........................ 5,500,000 5,533,224
Fremont City School District , GO , 2017 A , 5% , 1/15/49 ....................... 13,970,000 13,976,246
Grandview Heights City School District , GO , 2025 , 5% , 12/01/58 ................ 1,260,000 1,318,744
Green Local School District , COP , 2022 , AG Insured , 5% , 11/01/52 .............. 2,000,000 2,040,037
Hilliard School District , GO , 2017 , 4% , 12/01/46 ............................ 8,500,000 8,316,716
Hudson City School District , GO , 2018 , 4% , 12/01/45 ........................ 17,370,000 17,371,635
Indian Creek Local School District ,
GO , 2018 A , 5% , 11/01/55 ........................................... 3,000,000 3,047,127
GO , 2018 B , BAM Insured , 5% , 11/01/55 ................................ 3,910,000 3,977,326
d
Jonathan Alder Local School District , GO , 2026 , 5% , 12/01/55 .................. 1,500,000 1,568,178
Lakota Local School District , GO , 2005 , Refunding , NATL Insured , 5.25% , 12/01/26 . 2,000,000 2,045,609
e
Lancaster Port Authority , Revenue , 2024 A , Refunding , Mandatory Put , 5% , 8/01/30 . 3,000,000 3,242,376
Licking Heights Local School District , GO , 2022 , 4.5% , 10/01/51 ................ 1,800,000 1,809,145
Madeira City School District , GO , Refunding , AG Insured , 5.25% , 12/01/32 ........ 9,605,000 10,851,952
Madison-Plains Local School District , COP , 2025 , BAM Insured , 5.5% , 12/01/54 .... 2,000,000 2,101,466

Franklin Tax-Free Trust
Schedule of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Miami University , Revenue , 2022 A , Refunding , 5% , 9/01/34 ................... $ 1,000,000 $ 1,123,850
Miami Valley Career Technology Center , GO , 2018 , 5% , 12/01/44 ............... 20,000,000 20,547,186
Northeast Ohio Medical University ,
Revenue , 2021 A , Refunding , 5% , 12/01/27 .............................. 100,000 103,551
Revenue , 2021 A , Refunding , 5% , 12/01/29 .............................. 110,000 117,768
Revenue , 2021 A , Refunding , 3% , 12/01/40 .............................. 500,000 431,693
Revenue , 2022 , BAM Insured , 5% , 12/01/43 ............................. 1,000,000 1,039,384
Northeastern Local School District ,
GO , 2018 , AG Insured , 5.25% , 12/01/45 ................................. 5,420,000 5,600,715
GO , 2018 , AG Insured , 4% , 12/01/55 ................................... 5,000,000 4,669,754
Norwalk City School District ,
GO , 2025 , 5% , 11/01/53 ............................................. 700,000 726,290
GO , 2025 , 5% , 11/01/55 ............................................. 550,000 570,569
d
Oak Hills Local School District , GO , 2026 , 5.375% , 11/01/62 ................... 1,000,000 1,057,250
Ohio Air Quality Development Authority , Ohio Valley Electric Corp. , Revenue , 2026 B ,
Refunding , 4.35% , 6/30/40 ........................................... 2,400,000 2,444,314
Ohio Higher Educational Facility Commission ,
Ashtabula County Medical Center Obligated Group , Revenue , 2022 , 5.25% , 1/01/52 4,895,000 4,916,723
Baldwin Wallace University , Revenue , 2022 , 6% , 12/01/52 ................... 5,885,000 6,005,431
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/42 .................. 4,900,000 5,083,174
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/47 .................. 2,000,000 2,044,482
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/52 .................. 5,100,000 5,168,118
Case Western Reserve University , Revenue , 2016 , Refunding , 5% , 12/01/40 ..... 6,000,000 6,062,749
Cleveland Institute of Music (The) , Revenue , 2022 , 5% , 12/01/32 .............. 300,000 320,817
Cleveland Institute of Music (The) , Revenue , 2022 , 5.125% , 12/01/42 ........... 3,390,000 3,531,880
Cleveland Institute of Music (The) , Revenue , 2022 , 5.375% , 12/01/52 ........... 3,100,000 3,149,769
John Carroll University , Revenue , 2020 , 4% , 10/01/45 ...................... 1,100,000 944,230
John Carroll University , Revenue , 2022 , Refunding , 4% , 10/01/47 .............. 5,360,000 4,478,863
John Carroll University , Revenue , 2025 , 5.5% , 10/01/57 ..................... 5,000,000 4,977,091
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/42 ........... 1,040,000 1,058,304
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/45 ........... 1,360,000 1,358,683
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/50 ........... 2,900,000 2,772,149
Kenyon College , Revenue , 2016 , Refunding , 5% , 7/01/42 ................... 5,320,000 5,342,830
Kenyon College , Revenue , 2016 , Refunding , 4% , 7/01/44 ................... 4,180,000 4,037,353
Kenyon College , Revenue , 2017 , 5% , 7/01/42 ............................ 1,250,000 1,271,038
Kenyon College , Revenue , 2017 , 4% , 7/01/47 ............................ 3,000,000 2,651,878
Otterbein Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/30 ...... 1,095,000 1,144,476
University of Dayton , Revenue , 2018 A , 4% , 12/01/43 ....................... 11,885,000 11,812,014
Xavier University , Revenue , 2024 , Refunding , 5.25% , 5/01/49 ................ 6,750,000 6,772,982
Ohio Housing Finance Agency ,
Revenue , 2020 B , GNMA Insured , 2.1% , 9/01/35 .......................... 485,000 421,953
b
Revenue , 144A, 2023 A , 5.625% , 8/01/41 ............................... 17,000,000 17,956,000
Revenue , 2024 B , GNMA Insured , 4.7% , 9/01/54 .......................... 9,710,000 9,684,914
Revenue , 2024 C , GNMA Insured , 4.7% , 9/01/54 .......................... 7,455,000 7,447,268
b
Middletown Phase Two LP , Revenue , 144A, 2023 A , 6% , 9/01/41 .............. 11,000,000 12,019,987
Ohio State University (The) , Revenue , 2021 A , 4% , 12/01/48 ................... 10,020,000 9,726,192
Ohio Turnpike & Infrastructure Commission ,
Revenue , 2018 A , 5% , 2/15/43 ........................................ 17,025,000 17,500,188
c
Revenue, Junior Lien , 2013 A-2 , BAM Insured , 3.19%, 2/15/38 ................ 3,665,000 2,515,823
c
Revenue, Junior Lien , 2013 A-2 , 3.83%, 2/15/43 ........................... 10,485,000 5,539,096
Revenue, Sub. Lien , 2018 A , 5% , 2/15/43 ................................ 2,575,000 2,641,971
Revenue, Sub. Lien , 2018 A , 5% , 2/15/46 ................................ 13,750,000 14,003,553
Ohio University , Revenue , 2017 A , Refunding , 5% , 12/01/45 ................... 7,000,000 7,106,913
Ohio Water Development Authority ,
Revenue , 2019 , 5% , 12/01/39 ........................................ 5,000,000 5,357,509
Revenue , 2019 , 5% , 6/01/44 ......................................... 1,330,000 1,396,884
Fresh Water Fund , Revenue , 2025 A , 5% , 12/01/43 ........................ 10,000,000 11,268,620

Franklin Tax-Free Trust
Schedule of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Water Development Authority, (continued)
Water Pollution Control Loan Fund , Revenue , 2019 B , Refunding , 5% , 12/01/44 ... $ 10,000,000 $ 10,508,692
Water Pollution Control Loan Fund , Revenue , 2020 A , 5% , 12/01/50 ............ 6,820,000 7,048,026
Water Pollution Control Loan Fund , Revenue , 2021 A , 5% , 12/01/46 ............ 5,500,000 5,822,032
Water Pollution Control Loan Fund , Revenue , 2023 B , 5% , 12/01/36 ............ 5,675,000 6,547,558
Water Pollution Control Loan Fund , Revenue , 2024 D , 5% , 12/01/43 ........... 1,700,000 1,906,788
Water Pollution Control Loan Fund , Revenue , 2024 D , 5% , 12/01/44 ........... 7,575,000 8,399,249
d
Olentangy Local School District , GO , 2026 , Refunding , 5% , 12/01/55 ............. 1,000,000 1,056,946
Port of Greater Cincinnati Development Authority ,
Revenue , 2024 B , Refunding , 5% , 12/01/53 .............................. 1,500,000 1,539,478
Revenue , 2024 B , Refunding , 5% , 12/01/63 .............................. 2,000,000 2,048,662
Revenue , 2024 C , Refunding , AG Insured , 5.25% , 12/01/53 .................. 1,000,000 1,053,121
Revenue , 2024 C , Refunding , AG Insured , 5.25% , 12/01/58 .................. 1,000,000 1,053,204
Revenue , 2024 C , Refunding , AG Insured , 5.25% , 12/01/63 .................. 1,000,000 1,050,388
3CDC Master Parking LLC Obligated Group , Revenue , 2025 A , Refunding , AG
Insured , 5% , 12/01/60 ............................................. 4,625,000 4,753,852
Southwest Ohio Regional Bond Fund , Revenue , 2026 A-1 , 5.125% , 11/15/54 ..... 600,000 607,301
c
Princeton City School District ,
GO , 2014 , Refunding , 4.14%, 12/01/40 ................................. 6,000,000 3,299,415
GO , 2014 , Refunding , 4.3%, 12/01/41 .................................. 6,000,000 3,092,414
Russia Local School District , GO , 2023 , 5% , 12/01/52 ........................ 1,670,000 1,752,818
Springboro Community City School District ,
GO , 2007 , Refunding , AG Insured , 5.25% , 12/01/27 ........................ 5,175,000 5,431,304
GO , 2007 , Refunding , AG Insured , 5.25% , 12/01/28 ........................ 2,000,000 2,154,223
State of Ohio ,
GO , 2019 A , 5% , 6/15/38 ............................................ 6,500,000 6,934,288
GO , 2020 C , 5% , 3/01/38 ............................................ 2,300,000 2,531,429
GO , 2025 A , 5% , 3/01/44 ............................................ 2,000,000 2,225,036
Cleveland Clinic Health System Obligated Group , Revenue , 2021 B , Refunding , 5% ,
1/01/29 ........................................................ 4,850,000 5,222,755
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/37 1,000,000 1,006,575
University Hospitals Health System, Inc. Obligated Group , Revenue , 2021 A ,
Refunding , 4% , 1/15/46 ............................................ 5,795,000 5,296,640
Summit County Development Finance Authority ,
City of Akron , Revenue , 2022 , 4% , 5/15/46 ............................... 3,585,000 3,280,903
PRG - Akron Properties LLC , Revenue , 2025 A , BAM Insured , 5.25% , 7/01/55 .... 1,000,000 1,037,403
PRG - Akron Properties LLC , Revenue , 2025 A , BAM Insured , 5.5% , 7/01/60 ..... 1,000,000 1,052,041
UAkronPark, Inc. , Revenue , 2023 , 5.625% , 12/01/48 ....................... 4,700,000 4,967,122
UAkronPark, Inc. , Revenue , 2023 , 5.75% , 12/01/53 ........................ 5,000,000 5,286,765
Sycamore Community City School District , GO , 2020 , 4% , 12/01/45 ............. 6,000,000 6,003,409
Toledo City School District ,
COP , 2024 , BAM Insured , 5% , 12/01/48 ................................. 1,250,000 1,321,817
GO , 2025 , 5% , 12/01/50 ............................................. 6,595,000 6,940,846
GO , 2025 , 5% , 12/01/54 ............................................. 6,450,000 6,778,595
Toledo Lucas County Public Library , GO , 2025 A , 5% , 12/01/54 ................. 5,000,000 5,243,062
Toledo-Lucas County Port Authority ,
Revenue , 2021 A , 2% , 11/15/31 ....................................... 325,000 301,865
Northwest Ohio Bond Fund , Revenue , 2024 C , 5% , 11/15/54 ................. 2,155,000 2,203,184
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/46 ........................... 1,625,000 1,463,818
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/51 ........................... 2,840,000 2,429,535
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/57 ........................... 5,000,000 4,142,497
Triway Local School District , COP , 2021 , BAM Insured , 4% , 12/01/39 ............ 2,200,000 2,230,441
University of Akron (The) , Revenue , 2018 A , Refunding , 5% , 1/01/42 ............. 5,725,000 5,888,288
University of Cincinnati ,
Revenue , 2017 A , 5% , 6/01/45 ........................................ 2,205,000 2,232,306
Revenue , 2018 A , Refunding , 4% , 6/01/48 ............................... 10,000,000 9,552,192
Revenue , 2024 A , 5.25% , 6/01/49 ..................................... 6,350,000 6,738,722

Franklin Tax-Free Trust
Schedule of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
University of Cincinnati, (continued)
Revenue , 2024 A , 5.25% , 6/01/54 ..................................... $ 1,650,000 $ 1,736,872
Upper Arlington City School District , GO , 2018 A , Pre-Refunded , 5% , 12/01/48 ..... 13,000,000 13,659,480
Village of Bluffton ,
Blanchard Valley Health System Obligated Group , Revenue , 2017 , Refunding , 4% ,
12/01/33 ....................................................... 1,655,000 1,679,178
Blanchard Valley Health System Obligated Group , Revenue , 2017 , Refunding , 4% ,
12/01/34 ....................................................... 1,900,000 1,925,634
Warren County Port Authority ,
Ohio Communities Accelerator Fund , Revenue , 2021 C , 4% , 12/01/41 .......... 2,075,000 2,050,130
Ohio Communities Accelerator Fund , Revenue , 2021 C , 4% , 12/01/55 .......... 3,500,000 2,891,257
Ohio Communities Accelerator Fund , Revenue , 2021 H , 4% , 12/01/53 .......... 1,375,000 1,164,007
Ohio Communities Accelerator Fund , Revenue , 2022 A , 5.5% , 12/01/50 ......... 3,205,000 3,298,204
Ohio Communities Accelerator Fund , Revenue , 2022 B , 4.75% , 12/01/34 ........ 900,000 947,868
Ohio Communities Accelerator Fund , Revenue , 2025 A , 5.25% , 12/01/40 ........ 380,000 407,955
Ohio Communities Accelerator Fund , Revenue , 2025 A , 6.75% , 12/01/56 ........ 1,650,000 1,818,169
Ohio Communities Accelerator Fund , Revenue , 2025 C , 6% , 12/01/42 .......... 1,020,000 1,129,373
Warren County Port Authority Ohio Communities Accelerator Fund , Revenue , 2020
D-1 , Refunding , 4% , 12/01/40 ....................................... 1,390,000 1,395,516
Warren County Port Authority Ohio Communities Accelerator Fund , Revenue , 2020
D-1 , Refunding , 4% , 12/01/52 ....................................... 1,930,000 1,639,479
West Central Ohio Port Authority , Global Impact STEM Academy , Revenue , 2025 A ,
5.5% , 12/01/55 ................................................... 2,690,000 2,734,136
Westerville City School District , GO , 2006 , Refunding , XLCA Insured , 5% , 12/01/27 .. 3,820,000 3,947,912
Westlake City School District , GO , 2021 A , Refunding , 4% , 12/01/49 ............. 3,965,000 3,651,711
Winton Woods City School District , GO , 2017 , Refunding , 4% , 11/01/43 ........... 7,000,000 7,012,619
Wyoming City School District , GO , 2025 , Refunding , 5% , 12/01/61 .............. 3,000,000 3,126,997
828,790,953
South Carolina 0.3%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,100,000 2,859,431
Texas 0.5%
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 3% , 9/01/38 ................................. 300,000 264,905
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 6,000,000 4,623,138
4,888,043
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 3,100,000 2,764,016
Wisconsin 3.2%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 4,285,000 4,581,313
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 3,100,000 2,603,748
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 9,545,000 4,800,210
b
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 2,800,000 2,573,788
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 21,750,000 14,617,381
29,176,440
U.S. Territories 0.4%
Puerto Rico 0.4%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,000,000 1,026,285
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 1,024,451

Franklin Tax-Free Trust
Schedule of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/33 .. $ 440,000 $ 474,764
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/35 .. 235,000 251,122
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ..
1,100,000 1,065,803
3,842,425
Total U.S. Territories .................................................................... 3,842,425
Total Municipal Bonds (Cost $ 896,514,868 ) .....................................
898,527,068
Total Long Term Investments (Cost $ 899,714,868 ) ...............................
901,913,730
a
a a a a
Short Term Investments 0.0%
†
Municipal Bonds 0.0%
†
Ohio 0.0%
†
f
County of Hamilton , TriHealth Obligated Group , Revenue , 2021 B , Refunding ,
SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 1.95% , 8/15/51 .......... 200,000 200,000
Total Municipal Bonds (Cost $ 200,000 ) .........................................
200,000
Total Short Term Investments (Cost $ 200,000 ) ..................................
200,000
a
Total Investments (Cost $ 899,914,868 ) 98.4% ...................................
$902,113,730
Other Assets, less Liabilities 1.6% .............................................
14,126,917
Net Assets 100.0% ...........................................................
$916,240,647
See Abbreviations on page 348 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $70,660,408, representing 7.7% of net assets.
c
The rate shown represents the yield at period end.
d
Security purchased on a when-issued basis. See Note 1(b).
e
The maturity date shown represents the mandatory put date.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.52 $10.53 $10.35 $11.45 $11.73
Income from investment operations
b
:
Net investment income
c
......................... 0.35 0.32 0.31 0.27 0.23
Net realized and unrealized gains (losses) ........... 0.06 (0.01) 0.18 (1.10) (0.28)
Total from investment operations .................... 0.41 0.31 0.49 (0.83) (0.05)
Less distributions from:
Net investment income .......................... (0.34) (0.32) (0.31) (0.27) (0.23)
Net asset value, end of year ....................... $10.59 $10.52 $10.53 $10.35 $11.45
Total return
d
................................... 4.08% 3.04% 4.80% (7.27)% (0.48)%
Ratios to average net assets
Expenses ..................................... 0.82%
e
0.81%
f
0.82%
f
0.81%
f
0.80%
f
Net investment income ........................... 3.42% 3.08% 3.03% 2.56% 1.93%
Supplemental data
Net assets , end of year (000’s) ..................... $215,482 $209,434 $202,385 $208,460 $251,006
Portfolio turnover rate ............................ 16.43% 11.31% 15.03% 32.94% 19.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.52 $10.52 $10.34 $11.44 $11.72
Income from investment operations
b
:
Net investment income
c
......................... 0.37 0.34 0.33 0.29 0.25
Net realized and unrealized gains (losses) ........... 0.05 —
d
0.17 (1.11) (0.28)
Total from investment operations .................... 0.42 0.34 0.50 (0.82) (0.03)
Less distributions from:
Net investment income .......................... (0.36) (0.34) (0.32) (0.28) (0.25)
Net asset value, end of year ....................... $10.58 $10.52 $10.52 $10.34 $11.44
Total return
e
................................... 4.14% 3.19% 5.06% (7.14)% (0.33)%
Ratios to average net assets
Expenses ..................................... 0.67%
f
0.66%
g
0.67%
g
0.66%
g
0.65%
g
Net investment income ........................... 3.57% 3.23% 3.19% 2.71% 2.08%
Supplemental data
Net assets , end of year (000’s) ..................... $398,922 $452,986 $513,161 $562,620 $731,732
Portfolio turnover rate ............................ 16.43% 11.31% 15.03% 32.94% 19.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.68 $10.69 $10.50 $11.63 $11.91
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.28 0.27 0.23 0.18
Net realized and unrealized gains (losses) ........... 0.06 (0.01) 0.18 (1.14) (0.28)
Total from investment operations .................... 0.37 0.27 0.45 (0.91) (0.10)
Less distributions from:
Net investment income .......................... (0.30) (0.28) (0.26) (0.22) (0.18)
Net asset value, end of year ....................... $10.75 $10.68 $10.69 $10.50 $11.63
Total return
d
................................... 3.60% 2.57% 4.40% (7.79)% (0.79)%
Ratios to average net assets
Expenses ..................................... 1.21%
e
1.20%
f
1.21%
f
1.20%
f
1.19%
f
Net investment income ........................... 2.95% 2.62% 2.58% 2.10% 1.50%
Supplemental data
Net assets , end of year (000’s) ..................... $11,567 $18,008 $27,772 $43,030 $72,237
Portfolio turnover rate ............................ 16.43% 11.31% 15.03% 32.94% 19.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.52 $10.53 $10.35 $11.45 $11.73
Income from investment operations
b
:
Net investment income
c
......................... 0.38 0.35 0.34 0.30 0.26
Net realized and unrealized gains (losses) ........... 0.06 (0.01) 0.18 (1.10) (0.28)
Total from investment operations .................... 0.44 0.34 0.52 (0.80) (0.02)
Less distributions from:
Net investment income .......................... (0.37) (0.35) (0.34) (0.30) (0.26)
Net asset value, end of year ....................... $10.59 $10.52 $10.53 $10.35 $11.45
Total return .................................... 4.38% 3.33% 5.09% (7.01)% (0.12)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.53% 0.53% 0.54% 0.53% 0.52%
Expenses net of waiver and payments by affiliates ....... 0.53% 0.53%
d
0.54%
d
0.52%
d
0.52%
d,e
Net investment income ........................... 3.70% 3.37% 3.32% 2.85% 2.21%
Supplemental data
Net assets , end of year (000’s) ..................... $28,631 $27,070 $23,591 $21,344 $26,269
Portfolio turnover rate ............................ 16.43% 11.31% 15.03% 32.94% 19.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.53 $10.54 $10.35 $11.46 $11.73
Income from investment operations
b
:
Net investment income
c
......................... 0.38 0.35 0.34 0.30 0.26
Net realized and unrealized gains (losses) ........... 0.06 (0.01) 0.18 (1.12) (0.27)
Total from investment operations .................... 0.44 0.34 0.52 (0.82) (0.01)
Less distributions from:
Net investment income .......................... (0.37) (0.35) (0.33) (0.29) (0.26)
Net asset value, end of year ....................... $10.60 $10.53 $10.54 $10.35 $11.46
Total return .................................... 4.34% 3.29% 5.16% (7.12)% (0.15)%
Ratios to average net assets
Expenses ..................................... 0.57%
d
0.56%
e
0.57%
e
0.56%
e
0.55%
e
Net investment income ........................... 3.67% 3.33% 3.28% 2.80% 2.18%
Supplemental data
Net assets , end of year (000’s) ..................... $160,290 $147,162 $134,601 $134,222 $181,163
Portfolio turnover rate ............................ 16.43% 11.31% 15.03% 32.94% 19.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2026
Franklin Oregon Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 2,500,000 $ 2,645,830
Total Corporate Bonds (Cost $ 2,500,000 ) .......................................
2,645,830
Municipal Bonds 98.5%
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 3,500,000 2,949,199
Florida 1.0%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 1,500,000 1,065,599
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.29%, 3/01/29 ........................................... 8,400,000 7,195,504
8,261,103
Georgia 0.4%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 965,000 1,032,578
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 4,520,000 2,265,569
3,298,147
Illinois 0.4%
Metropolitan Pier & Exposition Authority ,
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , BAM Insured , 4% , 12/15/42 ................................ 2,520,000 2,529,187
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , BAM Insured , 4% , 6/15/52 ................................. 1,000,000 884,848
3,414,035
New Jersey 0.6%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2019 BB , 5% , 6/15/44 ...................... 2,250,000 2,324,362
State of New Jersey , Revenue , 2022 A , 4% , 6/15/38 ........................ 2,165,000 2,241,319
4,565,681
New York 0.6%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/47 .......... 5,500,000 4,985,449
Oregon 87.1%
Astoria Hospital Facilities Authority ,
Columbia Lutheran Charities Obligated Group , Revenue , 2016 , 4% , 8/01/46 ...... 1,750,000 1,664,579
Columbia Lutheran Charities Obligated Group , Revenue , 2024 , 5.25% , 8/01/49 ... 5,500,000 5,567,613
Columbia Lutheran Charities Obligated Group , Revenue , 2024 , 5.25% , 8/01/54 ... 6,500,000 6,543,669
c
Benton & Polk School District No. 17J , GO , 2010 B , 2.93%, 6/15/31 ............. 1,000,000 858,465
City of Beaverton , Water , Revenue , 2020 , 5% , 4/01/32 ....................... 1,000,000 1,108,693
City of Eugene , Electric Utility System , Revenue , 2017 , 5% , 8/01/47 ............. 3,580,000 3,633,059
City of Forest Grove ,
Pacific University , Revenue , 2015 A , Refunding , 5% , 5/01/36 ................. 6,575,000 6,579,497
Pacific University , Revenue , 2017 , Refunding , 4% , 3/01/37 ................... 3,500,000 3,368,094
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/26 ................. 335,000 335,786
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/30 ................. 1,385,000 1,471,193
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/35 ................. 490,000 492,145
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/37 ................. 1,905,000 1,877,056
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/38 ................. 3,960,000 3,850,997
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/39 ................. 1,750,000 1,691,465
City of Keizer , Special Assessment , 2008 , 5.2% , 6/01/31 ...................... 705,000 706,553

Franklin Tax-Free Trust
Schedule of Investments
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
City of Medford ,
Sewer , Revenue , 2024 , BAM Insured , 4% , 6/01/47 ......................... $ 2,330,000 $ 2,280,333
Sewer , Revenue , 2024 , BAM Insured , 4% , 6/01/49 ......................... 1,715,000 1,640,136
City of Molalla , GO , 2024 A , BAM Insured , 4% , 6/01/49 ....................... 3,115,000 2,997,927
City of Portland , Sewer System , Revenue, Second Lien , 2025 A , Refunding , 5% ,
10/01/54 ........................................................ 17,170,000 18,087,798
City of Redmond , GO , 2025 A , 5.5% , 6/01/52 .............................. 1,500,000 1,596,059
Clackamas Community College District , GO , 2017 A , 5% , 6/15/39 ............... 2,250,000 2,310,558
c
Clackamas County School District No. 12 North Clackamas ,
GO , 2017 A , 4.55%, 6/15/40 .......................................... 8,940,000 4,735,612
GO , 2017 A , Pre-Refunded , 4.4%, 6/15/40 ............................... 1,060,000 572,830
GO , 2017 A , 4.6%, 6/15/42 ........................................... 29,265,000 14,061,836
GO , 2017 A , Pre-Refunded , 4.44%, 6/15/42 .............................. 3,505,000 1,726,400
Clackamas County School District No. 35 Molalla River , GO , 2024 , 4% , 6/15/49 .... 3,000,000 2,906,926
c
Clackamas County School District No. 46 Oregon Trail ,
GO , 3.48%, 6/15/37 ................................................ 12,130,000 8,246,214
GO , 3.6%, 6/15/38 ................................................. 12,495,000 8,085,631
Clackamas County School District No. 86 Canby , GO , 2020 A , Refunding , 4% , 6/15/40 3,470,000 3,547,464
Columbia County School District No. 502 , GO , 2017 , 5% , 6/15/39 ............... 1,000,000 1,026,915
County of Benton , GO , 2023 , 4.125% , 6/01/53 ............................. 2,035,000 1,980,457
County of Yamhill ,
George Fox University , Revenue , 2021 , Refunding , 4% , 12/01/36 .............. 2,585,000 2,685,993
George Fox University , Revenue , 2021 , Refunding , 4% , 12/01/46 .............. 2,330,000 2,266,357
Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/40 ................ 7,010,000 7,110,619
Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/45 ................ 9,285,000 9,061,465
Deschutes County Hospital Facilities Authority , St. Charles Health System Obligated
Group , Revenue , 2016 A , Refunding , 5% , 1/01/48 ......................... 13,890,000 13,891,957
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc.
Obligated Group , Revenue , 2012 , Refunding , 5% , 12/01/29 .................. 2,260,000 2,261,502
Jackson County School District No. 5 Ashland , GO , 2019 , 5% , 6/15/34 ........... 1,000,000 1,079,975
Jackson County School District No. 6 Central Point ,
GO , 2019 A , 5% , 6/15/31 ............................................ 2,665,000 2,902,603
c
GO , 2019 B , 4.1%, 6/15/40 .......................................... 705,000 396,778
c
GO , 2019 B , 4.22%, 6/15/41 ......................................... 710,000 377,603
c
GO , 2019 B , 4.33%, 6/15/42 ......................................... 610,000 305,562
c
GO , 2019 B , 4.45%, 6/15/43 ......................................... 820,000 386,453
c
GO , 2019 B , 4.55%, 6/15/44 ......................................... 1,115,000 494,208
c
GO , 2019 B , 4.67%, 6/15/45 ......................................... 985,000 408,428
Klamath Falls Intercommunity Hospital Authority , Sky Lakes Medical Center, Inc. ,
Revenue , 2016 , Refunding , 5% , 9/01/46 ................................. 1,000,000 1,003,210
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , AG Insured ,
4% , 8/15/45 .................................................... 5,620,000 5,366,756
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/45 8,245,000 8,559,424
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/15/50 11,235,000 9,886,810
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/50 4,500,000 4,587,621
Metro , County of Multnomah Transient Lodging Tax , Revenue , 2017 , 5% , 6/15/47 ... 9,200,000 9,333,262
Metro Oregon - Clackamas, Multnomah, and Washington Counties ,
GO , 2025 , 4.125% , 6/01/44 .......................................... 10,790,000 10,997,132
GO , 2025 , 4.25% , 6/01/45 ........................................... 11,585,000 11,919,518
Multnomah County School District No. 1J Portland ,
GO , 2023 , 4% , 6/15/41 ............................................. 10,000,000 10,350,590
GO , 2026 , 4.5% , 6/15/55 ............................................ 20,000,000 20,016,900
c
Multnomah County School District No. 40 ,
GO , 2012 B , 2.7%, 6/15/29 .......................................... 2,595,000 2,377,085
GO , 2012 B , 2.77%, 6/15/30 ......................................... 1,885,000 1,676,059
GO , 2012 B , 2.85%, 6/15/31 ......................................... 2,030,000 1,749,052

Franklin Tax-Free Trust
Schedule of Investments
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
c
Multnomah County School District No. 40, (continued)
GO , 2012 B , 2.94%, 6/15/32 ......................................... $ 2,000,000 $ 1,666,201
Multnomah-Clackamas Counties Centennial School District No. 28JT ,
GO , 2020 , Refunding , 5% , 6/15/45 ..................................... 3,000,000 3,146,569
GO , 2020 , Refunding , 5% , 6/15/50 ..................................... 24,655,000 25,394,317
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 .......... 2,345,000 2,394,422
Oregon Health & Science University ,
Obligated Group , Revenue , 2016 B , Refunding , 4% , 7/01/46 ................. 2,000,000 1,958,796
Obligated Group , Revenue , 2021 A , Refunding , 4% , 7/01/44 ................. 12,645,000 12,714,169
Obligated Group , Revenue , 2021 A , Refunding , 4% , 7/01/51 ................. 26,580,000 24,651,754
Oregon Health & Science University Obligated Group , Revenue , 2017 A , 5% , 7/01/42 10,000,000 10,157,435
Oregon State Facilities Authority ,
b
CHNW Clifton House LLC , Revenue , 144A, A , 4% , 10/01/26 ................. 390,000 389,593
b
CHNW Clifton House LLC , Revenue , 144A, A , 5% , 10/01/36 ................. 1,670,000 1,664,397
b
CHNW Clifton House LLC , Revenue , 144A, A , 5% , 10/01/48 ................. 4,000,000 3,688,820
Legacy Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 6/01/46 ...... 25,945,000 25,986,860
Legacy Health Obligated Group , Revenue , 2022 A , 4.125% , 6/01/52 ........... 3,000,000 2,670,690
Providence St. Joseph Health Obligated Group , Revenue , 2015 C , 5% , 10/01/45 .. 4,000,000 4,002,500
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , Refunding , 5% ,
10/01/41 ....................................................... 7,800,000 7,822,092
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , 5% , 10/01/46 . 3,280,000 3,282,061
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , Pre-Refunded ,
5% , 10/01/46 ................................................... 220,000 223,390
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/40 ....................................................... 11,025,000 11,436,334
Southern Oregon Goodwill Industries , Revenue , 2025 A , 5% , 12/01/40 .......... 420,000 444,706
Southern Oregon Goodwill Industries , Revenue , 2025 A , 5.375% , 12/01/45 ...... 500,000 516,056
Southern Oregon Goodwill Industries , Revenue , 2025 A , 5.5% , 12/01/54 ........ 1,500,000 1,519,930
University of Portland , Revenue , 2025 A , Refunding , 5% , 4/01/45 .............. 10,000,000 10,406,271
Willamette University , Revenue , 2016 B , Refunding , 5% , 10/01/40 ............. 1,950,000 1,953,927
Willamette University , Revenue , 2021 A , Refunding , 4% , 10/01/51 ............. 47,505,000 38,281,263
Oregon State University , Revenue , 2024 A , Refunding , 4.25% , 4/01/52 ........... 3,610,000 3,548,079
Port of Portland ,
Airport , Revenue , 24 B , 5% , 7/01/42 .................................... 7,645,000 7,727,662
Airport , Revenue , 25 B , 5% , 7/01/44 .................................... 4,830,000 4,966,893
Airport , Revenue , 25 B , 5% , 7/01/49 .................................... 6,300,000 6,372,945
Airport , Revenue , 27 A , 5% , 7/01/30 .................................... 1,585,000 1,749,238
Airport , Revenue , 27 A , 5% , 7/01/37 .................................... 5,000,000 5,366,592
Airport , Revenue , 27 A , 5% , 7/01/45 .................................... 10,670,000 10,988,391
Airport , Revenue , 28 , 4% , 7/01/38 ..................................... 2,500,000 2,546,408
Airport , Revenue , 29 , 5.5% , 7/01/53 .................................... 13,500,000 14,246,498
Rockwood Water People's Utility District , Revenue , 2024 , 4% , 6/15/47 ............ 1,100,000 1,072,046
Salem Hospital Facility Authority ,
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/33 ............. 545,000 557,525
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/38 ............. 500,000 510,951
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/43 ............. 2,250,000 2,274,287
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/48 ............. 3,700,000 3,677,377
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/26 .... 135,000 135,449
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/27 .... 260,000 265,338
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/28 .... 310,000 321,580
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/29 .... 515,000 527,284
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/30 .... 385,000 396,360
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/31 .... 400,000 413,885
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/32 .... 370,000 383,958
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/40 .... 1,540,000 1,523,971
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/57 .... 2,750,000 2,217,678
Salem Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 5/15/46 ....... 17,105,000 17,130,639

Franklin Tax-Free Trust
Schedule of Investments
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Salem-Keizer School District No. 24J ,
c
GO , 2009 B , 2.62%, 6/15/30 ......................................... $ 8,500,000 $ 7,605,923
GO , 2020 C , 4% , 6/15/38 ............................................ 6,000,000 6,200,287
State of Oregon ,
GO , 2007 A , 4.7% , 8/01/42 ........................................... 3,050,000 3,050,730
GO , 2019 G , 5% , 8/01/33 ............................................ 3,000,000 3,273,969
GO , 2019 G , 5% , 8/01/34 ............................................ 1,900,000 2,067,979
GO , 2025 A , Refunding , 5.25% , 5/01/50 ................................. 3,300,000 3,577,936
GO , L , Refunding , 5% , 8/01/42 ........................................ 3,270,000 3,352,481
Department of Transportation , Revenue, Sub. Lien , 2019 A , Refunding , 5% , 11/15/39 23,175,000 24,791,431
Department of Transportation , Revenue, Sub. Lien , 2019 A , Refunding , 4% , 11/15/42 3,300,000 3,343,709
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 20,000,000 21,167,966
Tri-County Metropolitan Transportation District of Oregon , Revenue , 2018 A , 5% ,
10/01/31 ........................................................ 5,025,000 5,269,922
Umatilla Hospital District No. 1 , GO , 2023 , 5% , 6/01/53 ....................... 750,000 757,638
Union County Hospital Facility Authority ,
Grande Ronde Hospital, Inc. Obligated Group , Revenue , 2022 , 5% , 7/01/47 ...... 2,250,000 2,261,259
Grande Ronde Hospital, Inc. Obligated Group , Revenue , 2022 , 5% , 7/01/52 ...... 3,680,000 3,621,822
University of Oregon , Revenue , 2018 A , 5% , 4/01/48 ......................... 10,000,000 10,195,353
b
Warm Springs Reservation Confederated Tribe ,
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/33 ......................... 250,000 267,620
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/34 ......................... 300,000 320,073
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/39 ......................... 2,200,000 2,315,177
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin ,
GO , 2017 , 5% , 6/15/36 ............................................. 4,400,000 4,538,186
GO , 2017 , 5% , 6/15/37 ............................................. 5,040,000 5,190,509
GO , 2017 , Pre-Refunded , 5% , 6/15/37 .................................. 960,000 994,610
Washington & Multnomah Counties School District No. 48J Beaverton ,
GO , 2017 D , 5% , 6/15/35 ............................................ 15,050,000 15,543,986
GO , 2017 D , 5% , 6/15/36 ............................................ 5,000,000 5,155,099
GO , 2022 B , 5% , 6/15/52 ............................................ 19,145,000 20,130,125
c
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO , 2018 A , 4.11%, 6/15/38 .......................................... 2,350,000 1,432,727
GO , 2018 A , 4.16%, 6/15/39 .......................................... 3,275,000 1,906,003
c
Washington County School District No. 15 Forest Grove ,
GO , 2012 B , 2.66%, 6/15/29 ......................................... 2,545,000 2,334,310
GO , 2012 B , 2.78%, 6/15/30 ......................................... 2,490,000 2,213,062
GO , 2012 B , 2.86%, 6/15/31 ......................................... 3,140,000 2,704,020
Yamhill County School District No. 8 Dayton ,
GO , 2019 , Refunding , 5% , 6/15/32 ..................................... 1,045,000 1,135,535
GO , 2019 , Refunding , 5% , 6/15/33 ..................................... 1,080,000 1,170,051
710,187,967
South Carolina 0.3%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,000,000 2,767,191
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/30 250,000 267,089
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/31 250,000 269,670
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,200,000 3,236,197
3,772,956

Franklin Tax-Free Trust
Schedule of Investments
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 348 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ $ 2,400,000 $ 2,139,884
Wisconsin 3.1%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 4,500,000 4,811,180
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 2,400,000 2,015,805
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 20,520,000 10,319,572
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 11,650,000 7,829,540
24,976,097
U.S. Territories 3.8%
Puerto Rico 3.8%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ...................... 6,000,000 6,092,020
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,300,000 1,334,170
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 1,024,451
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 17,925,000 17,593,898
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 3,000,000 3,006,205
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 1,820,000 1,763,421
30,814,165
Total U.S. Territories .................................................................... 30,814,165
Total Municipal Bonds (Cost $ 802,873,071 ) .....................................
802,131,874
Total Long Term Investments (Cost $ 805,373,071 ) ...............................
804,777,704
a
a a a a
Short Term Investments 0.3%
Municipal Bonds 0.3%
Oregon 0.3%
d
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 A ,
Refunding , LOC US Bank NA , Daily VRDN and Put , 1.9% , 8/01/34 ............. 2,600,000 2,600,000
Total Municipal Bonds (Cost $ 2,600,000 ) .......................................
2,600,000
Total Short Term Investments (Cost $ 2,600,000 ) .................................
2,600,000
a
Total Investments (Cost $ 807,973,071 ) 99.1% ...................................
$807,377,704
Other Assets, less Liabilities 0.9% .............................................
7,515,530
Net Assets 100.0% ...........................................................
$814,893,234
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $56,063,366, representing 6.9% of net assets.
c
The rate shown represents the yield at period end.

Franklin Tax-Free Trust
Schedule of Investments
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.87 $8.85 $8.64 $9.64 $9.89
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.27 0.26 0.22 0.20
Net realized and unrealized gains (losses) ........... 0.05 0.02 0.21 (1.00) (0.25)
Total from investment operations .................... 0.34 0.29 0.47 (0.78) (0.05)
Less distributions from:
Net investment income .......................... (0.29) (0.27) (0.26) (0.22) (0.20)
Net asset value, end of year ....................... $8.92 $8.87 $8.85 $8.64 $9.64
Total return
d
................................... 3.94% 3.36% 5.51% (8.13)% (0.56)%
Ratios to average net assets
Expenses ..................................... 0.85%
e
0.83%
f
0.84%
f
0.82%
f
0.81%
f
Net investment income ........................... 3.41% 3.06% 2.98% 2.48% 2.00%
Supplemental data
Net assets , end of year (000’s) ..................... $147,211 $151,007 $153,588 $150,381 $175,896
Portfolio turnover rate ............................ 15.53% 18.22% 11.97% 30.73% 36.04%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.86 $8.85 $8.64 $9.64 $9.89
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.28 0.27 0.23 0.22
Net realized and unrealized gains (losses) ........... 0.05 0.02 0.21 (1.00) (0.25)
Total from investment operations .................... 0.36 0.30 0.48 (0.77) (0.03)
Less distributions from:
Net investment income .......................... (0.30) (0.29) (0.27) (0.23) (0.22)
Net asset value, end of year ....................... $8.92 $8.86 $8.85 $8.64 $9.64
Total return
d
................................... 4.21% 3.40% 5.67% (7.99)% (0.41)%
Ratios to average net assets
Expenses ..................................... 0.70%
e
0.68%
f
0.69%
f
0.67%
f
0.66%
f
Net investment income ........................... 3.56% 3.20% 3.12% 2.63% 2.16%
Supplemental data
Net assets , end of year (000’s) ..................... $356,368 $401,736 $446,528 $494,179 $644,308
Portfolio turnover rate ............................ 15.53% 18.22% 11.97% 30.73% 36.04%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.98 $8.97 $8.76 $9.77 $10.02
Income from investment operations
b
:
Net investment income
c
......................... 0.26 0.23 0.22 0.18 0.16
Net realized and unrealized gains (losses) ........... 0.04 0.02 0.21 (1.01) (0.25)
Total from investment operations .................... 0.30 0.25 0.43 (0.83) (0.09)
Less distributions from:
Net investment income .......................... (0.25) (0.24) (0.22) (0.18) (0.16)
Net asset value, end of year ....................... $9.03 $8.98 $8.97 $8.76 $9.77
Total return
d
................................... 3.47% 2.78% 5.01% (8.49)% (0.95)%
Ratios to average net assets
Expenses ..................................... 1.24%
e
1.22%
f
1.23%
f
1.22%
f
1.21%
f
Net investment income ........................... 2.96% 2.61% 2.52% 2.03% 1.60%
Supplemental data
Net assets , end of year (000’s) ..................... $14,662 $20,648 $29,997 $41,736 $63,426
Portfolio turnover rate ............................ 15.53% 18.22% 11.97% 30.73% 36.04%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.88 $8.86 $8.65 $9.66 $9.90
Income from investment operations
b
:
Net investment income
c
......................... 0.32 0.30 0.28 0.25 0.23
Net realized and unrealized gains (losses) ........... 0.04 0.02 0.21 (1.02) (0.24)
Total from investment operations .................... 0.36 0.32 0.49 (0.77) (0.01)
Less distributions from:
Net investment income .......................... (0.31) (0.30) (0.28) (0.24) (0.23)
Net asset value, end of year ....................... $8.93 $8.88 $8.86 $8.65 $9.66
Total return .................................... 4.25% 3.65% 5.80% (7.95)% (0.17)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.55% 0.55% 0.55% 0.55% 0.56%
Expenses net of waiver and payments by affiliates ....... 0.55%
d
0.55%
d,e
0.55%
d,e
0.54%
e
0.52%
e
Net investment income ........................... 3.71% 3.33% 3.26% 2.84% 2.29%
Supplemental data
Net assets , end of year (000’s) ..................... $9,915 $7,907 $9,516 $8,556 $5,802
Portfolio turnover rate ............................ 15.53% 18.22% 11.97% 30.73% 36.04%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.88 $8.86 $8.65 $9.66 $9.90
Income from investment operations
b
:
Net investment income
c
......................... 0.32 0.29 0.28 0.24 0.23
Net realized and unrealized gains (losses) ........... 0.04 0.03 0.21 (1.01) (0.24)
Total from investment operations .................... 0.36 0.32 0.49 (0.77) (0.01)
Less distributions from:
Net investment income .......................... (0.31) (0.30) (0.28) (0.24) (0.23)
Net asset value, end of year ....................... $8.93 $8.88 $8.86 $8.65 $9.66
Total return .................................... 4.19% 3.62% 5.76% (7.99)% (0.21)%
Ratios to average net assets
Expenses ..................................... 0.60%
d
0.58%
e
0.59%
e
0.57%
e
0.56%
e
Net investment income ........................... 3.65% 3.31% 3.22% 2.71% 2.26%
Supplemental data
Net assets , end of year (000’s) ..................... $142,507 $129,987 $67,187 $71,451 $106,979
Portfolio turnover rate ............................ 15.53% 18.22% 11.97% 30.73% 36.04%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2026
Franklin Pennsylvania Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 2,000,000 $ 2,116,664
Total Corporate Bonds (Cost $ 2,000,000 ) .......................................
2,116,664
Municipal Bonds 95.9%
Florida 1.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 5,688,000 5,238,861
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 1,000,000 710,400
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.29%, 3/01/29 ........................................... 6,700,000 5,739,271
11,688,532
Georgia 0.1%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 305,000 326,359
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 755,000 378,430
704,789
New York 1.8%
Metropolitan Transportation Authority ,
Revenue , 2021 A-1 , 4% , 11/15/44 ..................................... 6,700,000 6,460,338
Revenue , 2021 A-1 , 4% , 11/15/46 ..................................... 6,050,000 5,560,322
12,020,660
Pennsylvania 89.9%
Adams County General Authority ,
Brethren Home Community Obligated Group (The) , Revenue , 2024 A , Refunding ,
5% , 6/01/54 .................................................... 500,000 490,441
Brethren Home Community Obligated Group (The) , Revenue , 2024 A , Refunding ,
5% , 6/01/59 .................................................... 4,105,000 3,981,430
Allegheny County Airport Authority ,
Revenue , 2021 A , 5% , 1/01/32 ........................................ 4,345,000 4,756,683
Revenue , 2021 A , 5% , 1/01/34 ........................................ 8,155,000 8,870,559
Revenue , 2021 A , 5% , 1/01/56 ........................................ 3,500,000 3,535,565
Revenue , 2023 A , AG Insured , 5.5% , 1/01/53 ............................. 5,000,000 5,254,410
Revenue , 2025 A , AG Insured , 5.5% , 1/01/50 ............................. 4,000,000 4,274,845
Allegheny County Higher Education Building Authority ,
Chatham University , Revenue , 2022 , Refunding , 5.25% , 9/01/33 .............. 700,000 725,346
Chatham University , Revenue , 2022 , Refunding , 5.25% , 9/01/34 .............. 1,090,000 1,124,617
Duquesne University of the Holy Spirit , Revenue , 2021 A , Refunding , 4% , 3/01/41 . 6,000,000 6,010,195
Robert Morris University , Revenue , 2017 , Pre-Refunded , 5% , 10/15/37 .......... 1,000,000 1,043,646
Robert Morris University , Revenue , 2017 , 5% , 10/15/47 ..................... 1,300,000 1,356,740
Allentown Commercial and Industrial Development Authority ,
b
Executive Education Academy Charter School , Revenue , 144A, 2024 , Refunding ,
5% , 7/01/50 .................................................... 2,000,000 1,903,748
Lincoln Leadership Academy Charter School , Revenue , 2023 , 5.5% , 6/15/38 ..... 600,000 635,888
Lincoln Leadership Academy Charter School , Revenue , 2023 , 5.75% , 6/15/43 .... 600,000 626,863
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 2022 , Refunding , 5% , 5/01/32 ................................. 1,560,000 1,723,460
Revenue , 2022 , Refunding , 5% , 5/01/33 ................................. 1,800,000 1,981,195
Revenue , 2022 , Refunding , 5% , 5/01/34 ................................. 1,550,000 1,698,404
Revenue , 2022 , Refunding , 5% , 5/01/35 ................................. 1,400,000 1,525,472
Revenue , 2022 , Refunding , 5% , 5/01/42 ................................. 8,875,000 9,345,950

Franklin Tax-Free Trust
Schedule of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Berks County Industrial Development Authority ,
Highlands at Wyomissing Obligated Group , Revenue , 2017 A , Refunding , 5% ,
5/15/42 ........................................................ $ 1,000,000 $ 1,007,182
Highlands at Wyomissing Obligated Group , Revenue , 2017 A , Refunding , 5% ,
5/15/47 ........................................................ 600,000 600,294
Highlands at Wyomissing Obligated Group , Revenue , 2017 C , 5% , 5/15/37 ...... 1,245,000 1,262,307
Bethlehem Redevelopment Authority ,
Moravian University Obligated Group , Revenue , 2024 , 5.25% , 10/01/49 ......... 750,000 758,564
Moravian University Obligated Group , Revenue , 2024 , 5.5% , 10/01/54 .......... 1,050,000 1,069,211
Bristol Township School District , GO , 2021 C , BAM Insured , 3% , 6/01/37 .......... 1,250,000 1,222,531
Bucks County Industrial Development Authority ,
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/37 ......... 1,000,000 1,017,962
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/42 ......... 1,080,000 1,044,344
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/52 ......... 2,500,000 2,199,537
St. Luke's Hospital Obligated Group , Revenue , 2019 , 4% , 8/15/44 ............. 1,500,000 1,414,810
St. Luke's Hospital Obligated Group , Revenue , 2021 , 3% , 8/15/53 ............. 12,000,000 8,496,380
Central Bradford Progress Authority , Guthrie Clinic (The) , Revenue , 2021 B , 4% ,
12/01/51 ........................................................ 5,000,000 4,402,119
Centre County Hospital Authority ,
Mount Nittany Medical Center Obligated Group , Revenue , 2018 A , Refunding , 5% ,
11/15/42 ....................................................... 1,215,000 1,238,138
Mount Nittany Medical Center Obligated Group , Revenue , 2018 A , Refunding , 4% ,
11/15/47 ....................................................... 1,840,000 1,688,182
Cheltenham Township Industrial Development Authority ,
Arcadia University , Revenue , 2024 , Refunding , 5% , 4/01/44 .................. 2,250,000 2,213,248
Arcadia University , Revenue , 2024 , Refunding , 5.75% , 4/01/54 ............... 1,000,000 980,179
Chester County Health and Education Facilities Authority , Tel Hai Retirement
Community Obligated Group , Revenue , 2025 , Refunding , 5.25% , 6/01/55 ....... 1,800,000 1,833,995
Chester County Industrial Development Authority ,
University Student Housing LLC , Revenue , 2013 A , 5% , 8/01/35 ............... 500,000 500,213
University Student Housing LLC , Revenue , 2013 A , 5% , 8/01/45 ............... 1,500,000 1,454,810
City of Erie Higher Education Building Authority ,
Gannon University , Revenue , 2021 TT-1 , 4% , 5/01/36 ...................... 400,000 389,453
Gannon University , Revenue , 2021 TT-1 , 4% , 5/01/41 ...................... 1,000,000 892,204
Gannon University , Revenue , 2021 TT-1 , 5% , 5/01/47 ...................... 2,430,000 2,271,535
Gannon University , Revenue , 2025 XX-1 , 5% , 5/01/35 ...................... 375,000 404,271
Gannon University , Revenue , 2025 XX-1 , 5% , 5/01/38 ...................... 635,000 670,685
Gannon University , Revenue , 2025 XX-1 , 5% , 5/01/48 ...................... 775,000 731,694
City of Philadelphia ,
GO , 2019 B , 5% , 2/01/38 ............................................ 4,055,000 4,315,250
GO , 2019 B , 5% , 2/01/39 ............................................ 3,550,000 3,768,848
GO , 2021 A , 4% , 5/01/37 ............................................ 4,435,000 4,618,560
Airport , Revenue , 2017 B , Refunding , 5% , 7/01/47 ......................... 10,000,000 10,062,509
Airport , Revenue , 2020 C , Refunding , 4% , 7/01/45 ......................... 5,225,000 4,989,264
Airport , Revenue , 2021 , Refunding , 5% , 7/01/51 ........................... 5,000,000 5,067,283
Water & Wastewater , Revenue , 2022 C , 5.5% , 6/01/47 ...................... 5,000,000 5,383,666
Water & Wastewater , Revenue , 2024 C , AG Insured , 5.25% , 9/01/54 ........... 5,000,000 5,319,860
Colonial School District , GO , 2021 A , 3% , 2/15/40 ........................... 1,650,000 1,535,204
County of Allegheny , GO , C-77 , 5% , 11/01/43 .............................. 5,030,000 5,228,563
County of Delaware , GO , 2025 , 5% , 8/01/48 ............................... 1,000,000 1,068,318
County of Jefferson ,
GO , 2021 , Refunding , AG Insured , 3% , 12/15/37 .......................... 770,000 757,798
GO , 2021 , Refunding , AG Insured , 3% , 12/15/39 .......................... 520,000 503,828
Cumberland County Municipal Authority , Messiah Village Obligated Group , Revenue ,
2026 A , Refunding , 5.5% , 6/01/51 ..................................... 5,000,000 5,110,451
Dallas Area Municipal Authority , Misericordia University , Revenue , 2014 , Refunding ,
5% , 5/01/37 ...................................................... 2,500,000 2,500,185

Franklin Tax-Free Trust
Schedule of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Delaware County Authority ,
Elwyn Obligated Group , Revenue , 2017 , Refunding , 5% , 6/01/27 .............. $ 1,065,000 $ 1,079,017
Elwyn Obligated Group , Revenue , 2017 , Refunding , 5% , 6/01/32 .............. 1,620,000 1,639,316
Haverford College , Revenue , 2017 A , Refunding , 5% , 10/01/46 ............... 5,865,000 5,915,856
DuBois Hospital Authority ,
Penn Highlands Healthcare Obligated Group , Revenue , 2018 , Refunding , 5% ,
7/15/43 ........................................................ 3,410,000 3,354,929
Penn Highlands Healthcare Obligated Group , Revenue , 2020 , 4% , 7/15/50 ...... 3,500,000 2,772,321
Penn Highlands Healthcare Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/15/41 ........................................................ 1,000,000 917,379
Penn Highlands Healthcare Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/15/51 ........................................................ 4,000,000 3,044,469
Erie City Water Authority , Revenue , 2016 , Pre-Refunded , 5% , 12/01/43 ........... 6,000,000 6,121,268
b
Erie County Industrial Development Authority , CFC - Erie I LLC , Revenue , 144A, 2024
A , 6.75% , 9/01/61 ................................................. 5,000,000 5,002,741
Fairview School District ,
GO , 2021 , BAM Insured , 3% , 9/15/37 ................................... 1,195,000 1,156,816
GO , 2021 , BAM Insured , 3% , 9/15/38 ................................... 1,000,000 941,380
GO , 2021 , BAM Insured , 3% , 9/15/39 ................................... 1,000,000 940,096
Geisinger Authority , Kaiser Obligated Group , Revenue , 2017 A-2 , Refunding , 5% ,
2/15/39 ......................................................... 13,155,000 13,385,552
Governor Mifflin School District ,
GO , 2021 , 3% , 4/01/36 ............................................. 625,000 621,584
GO , 2021 , 3% , 4/01/37 ............................................. 1,000,000 986,419
GO , 2021 , 3% , 4/01/38 ............................................. 1,000,000 975,705
GO , 2021 , 3% , 4/01/39 ............................................. 1,015,000 967,027
Lancaster County Hospital Authority ,
Masonic Villages of the Grand Lodge of Pennsylvania , Revenue , 2025 A , Refunding ,
5% , 11/01/34 ................................................... 1,260,000 1,443,220
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2016 B ,
Refunding , 5% , 8/15/46 ............................................ 4,165,000 4,179,526
Lancaster Higher Education Authority ,
Elizabethtown College , Revenue , 2022 A , Refunding , 5% , 10/01/46 ............ 5,000,000 4,800,067
Elizabethtown College , Revenue , 2022 A , Refunding , 5% , 10/01/51 ............ 5,000,000 4,626,285
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/51 ........ 2,780,000 2,337,131
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/56 ........ 520,000 424,546
Willow Valley Communities Obligated Group , Revenue , 2019 , 5% , 12/01/44 ...... 1,850,000 1,861,199
Willow Valley Communities Obligated Group , Revenue , 2019 , 5% , 12/01/49 ...... 2,300,000 2,265,606
Lancaster Municipal Authority ,
Garden Spot Village Obligated Group , Revenue , 2024 A , Refunding , 5% , 5/01/44 .. 1,200,000 1,244,907
Garden Spot Village Obligated Group , Revenue , 2024 B , 5% , 5/01/59 .......... 540,000 536,456
Luthercare Obligated Group , Revenue , 2025 A , Refunding , 5% , 12/01/55 ........ 1,250,000 1,236,997
Lancaster School District ,
GO , 2025 B , BAM Insured , 5% , 6/01/43 ................................. 2,000,000 2,180,915
GO , 2025 B , BAM Insured , 5% , 6/01/44 ................................. 2,000,000 2,158,835
Latrobe Industrial Development Authority ,
Seton Hill University , Revenue , 2021 , Refunding , 4% , 3/01/46 ................ 750,000 620,004
Seton Hill University , Revenue , 2021 , Refunding , 4% , 3/01/51 ................ 800,000 631,597
Lehigh County General Purpose Authority ,
Good Shepherd Obligated Group (The) , Revenue , 2021 A , Refunding , 4% , 11/01/41 4,345,000 4,083,938
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/42 .... 14,390,000 13,299,648
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/57 .... 5,000,000 4,031,582
Muhlenberg College , Revenue , 2024 , Refunding , 5.25% , 2/01/54 .............. 1,600,000 1,605,175
Lycoming County Authority ,
Lycoming College , Revenue , 2013 MM-1 , 5.25% , 11/01/38 ................... 1,400,000 1,402,504
Lycoming College , Revenue , 2013 MM-1 , 5.25% , 11/01/43 ................... 1,495,000 1,496,973

Franklin Tax-Free Trust
Schedule of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Montgomery County Higher Education and Health Authority ,
Gwynedd Mercy University , Revenue , 2022 UU-2 , Refunding , 5.25% , 5/01/37 .... $ 2,665,000 $ 2,835,490
Gwynedd Mercy University , Revenue , 2022 UU-2 , Refunding , 5% , 5/01/42 ....... 3,700,000 3,754,590
Thomas Jefferson University Obligated Group , Revenue , 2018 A , Refunding , 4% ,
9/01/43 ........................................................ 3,740,000 3,609,256
Thomas Jefferson University Obligated Group , Revenue , 2018 A , Refunding , 5% ,
9/01/48 ........................................................ 8,250,000 8,327,390
Thomas Jefferson University Obligated Group , Revenue , 2022 B , Refunding , 4% ,
5/01/52 ........................................................ 4,000,000 3,520,538
Thomas Jefferson University Obligated Group , Revenue , 2022 B , Refunding , 5% ,
5/01/57 ........................................................ 5,000,000 5,036,436
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 4% ,
11/15/43 ....................................................... 600,000 583,492
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 5% ,
11/15/45 ....................................................... 1,985,000 2,026,420
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2023 A , 5.25% ,
11/15/53 ....................................................... 3,000,000 3,043,257
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2025 A ,
Refunding , 5% , 11/15/49 ........................................... 9,525,000 9,636,561
Gwynedd Mercy University , Revenue , 2023 VV-1 , 5.75% , 5/01/48 .............. 2,000,000 2,051,259
Meadowood Corp. Obligated Group (The) , Revenue , 2018 A , Refunding , 5% ,
12/01/38 ....................................................... 2,500,000 2,544,392
Public School of Germantown (The) , Revenue , 2021 A , Refunding , 4% , 10/01/51 .. 2,450,000 2,067,139
Waverly Heights Ltd. Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/49 .. 2,000,000 1,997,405
Muhlenberg School District , GO , 2024 , 5% , 5/15/54 .......................... 2,000,000 2,063,544
New Kensington Municipal Sanitary Authority , Revenue , 2021 A , AG Insured , 3% ,
12/01/38 ........................................................ 500,000 488,704
Northampton County General Purpose Authority ,
St. Luke's Hospital Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/15/48 ... 2,500,000 2,524,838
St. Luke's Hospital Obligated Group , Revenue , 2024 A-1 , Refunding , AG Insured ,
5.25% , 8/15/53 .................................................. 5,000,000 5,290,749
Northeastern Pennsylvania Hospital and Education Authority , King's College , Revenue ,
2019 , 5% , 5/01/44 ................................................. 1,000,000 984,753
Northeastern School District ,
GO , 2021 A , BAM Insured , 3% , 3/01/38 ................................. 850,000 809,038
GO , 2021 A , BAM Insured , 3% , 3/01/41 ................................. 775,000 696,789
Northern Lebanon School District , GO , 2021 , BAM Insured , 3% , 9/01/36 .......... 1,895,000 1,869,838
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 5.5% , 6/30/43 2,000,000 2,150,404
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 5.25% ,
6/30/53 ........................................................ 8,500,000 8,649,741
Parking System , Revenue, Senior Lien , 2024 A , Refunding , AG Insured , 4% , 1/01/41 1,015,000 1,031,012
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/29 ........ 500,000 513,948
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/32 ........ 1,300,000 1,364,491
Presbyterian Homes Obligated Group , Revenue , 2023 B-1 , 5.25% , 7/01/49 ...... 2,000,000 2,031,586
Presbyterian Homes Obligated Group , Revenue , 2023 B-2 , Refunding , 5% , 7/01/42 2,365,000 2,460,402
UPMC Obligated Group , Revenue , 2017 A , Refunding , 4% , 11/15/42 ........... 5,000,000 4,957,306
UPMC Obligated Group , Revenue , 2020 A , 4% , 4/15/45 ..................... 5,000,000 4,625,386
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/39 ........... 1,325,000 1,339,368
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/40 ........... 1,200,000 1,203,647
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/41 ........... 1,300,000 1,302,770
UPMC Obligated Group , Revenue , 2025 B , Refunding , 5% , 3/15/43 ............ 1,850,000 1,989,334
UPMC Obligated Group , Revenue , 2025 B , Refunding , 5% , 3/15/50 ............ 3,000,000 3,097,388
Villanova University , Revenue , 2024 , 4% , 8/01/54 .......................... 5,000,000 4,507,517
Pennsylvania Higher Educational Facilities Authority ,
St. Joseph's University , Revenue , 2012 , 5% , 11/01/42 ...................... 1,840,000 1,840,621

Franklin Tax-Free Trust
Schedule of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, (continued)
Trustees of the University of Pennsylvania (The) , Revenue , 2025 A , 4.25% , 2/15/55 $ 15,695,000 $ 15,341,285
Trustees of the University of Pennsylvania (The) , Revenue , 2025 A , 5% , 2/15/55 .. 2,095,000 2,204,854
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2019 ,
4% , 8/15/49 .................................................... 7,000,000 6,418,587
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2025 ,
Refunding , 5.25% , 8/15/50 ......................................... 3,000,000 3,237,379
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2025 ,
Refunding , 5% , 8/15/55 ............................................ 6,375,000 6,584,247
Widener University , Revenue , 2021 A , Refunding , 4% , 7/15/51 ................ 11,030,000 8,870,545
Pennsylvania Housing Finance Agency ,
Revenue , 2019-129 , 3.4% , 10/01/49 ................................... 6,000,000 4,990,011
Revenue , 2020-132 A , 2.55% , 10/01/41 ................................. 11,280,000 9,548,687
Revenue , 2025-150A , Refunding , 4.9% , 10/01/40 .......................... 6,000,000 6,412,532
Pennsylvania State University (The) ,
Revenue , 2023 , 5.25% , 9/01/48 ....................................... 3,000,000 3,227,160
Revenue , 2024 , 5.25% , 9/01/54 ....................................... 5,000,000 5,349,190
Pennsylvania Turnpike Commission ,
Revenue , 2021 B , 4% , 12/01/37 ....................................... 1,500,000 1,562,116
Revenue , 2021 B , 4% , 12/01/46 ....................................... 9,950,000 9,492,279
Revenue , 2024 C , 5.25% , 12/01/54 .................................... 4,500,000 4,800,166
d
Revenue , 2025 A , 5.25% , 12/01/55 .................................... 5,000,000 5,343,898
Revenue , 2025 B , 5.25% , 12/01/55 .................................... 11,100,000 11,896,759
Oil Franchise Tax , Revenue, Senior Lien , 2025 A , 5.25% , 12/01/53 ............. 7,650,000 8,215,861
Philadelphia Authority for Industrial Development ,
e
Beech International LLC , Revenue , 2010 A , 5.625% , 6/15/42 ................. 4,000,000 3,000,000
Children's Hospital of Philadelphia Obligated Group , Revenue , 2024 A , 4% , 7/01/49 2,500,000 2,350,928
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/30 ............ 155,000 161,214
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/40 ............ 300,000 308,003
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/50 ............ 2,515,000 2,491,903
St. Joseph's University , Revenue , 2022 , 5.5% , 11/01/60 ..................... 8,410,000 8,790,287
Thomas Jefferson University Obligated Group , Revenue , 2017 A , Refunding , 5% ,
9/01/42 ........................................................ 3,500,000 3,539,982
Thomas Jefferson University Obligated Group , Revenue , 2017 A , Refunding , 5% ,
9/01/47 ........................................................ 2,400,000 2,411,411
b
University Plaza Associates , Revenue , 144A, 2017 , III , 5.5% , 12/01/58 .......... 10,000,000 10,220,118
Philadelphia Gas Works Co. ,
Revenue , 15th , Refunding , 5% , 8/01/47 ................................. 9,000,000 9,111,058
Revenue , 17th A , AG Insured , 5.25% , 8/01/54 ............................ 2,000,000 2,122,643
Philadelphia Housing Authority Development Corp. ,
Revenue , 2025 A , 5.25% , 3/01/43 ..................................... 3,375,000 3,648,831
Revenue , 2025 A , 5.25% , 3/01/45 ..................................... 2,500,000 2,641,819
Pittsburgh Water & Sewer Authority ,
Revenue, First Lien , 2022 A , 5.25% , 9/01/39 ............................. 1,490,000 1,694,023
Revenue, First Lien , 2022 A , 5.25% , 9/01/40 ............................. 1,365,000 1,540,932
Revenue, First Lien , 2022 A , 5.25% , 9/01/41 ............................. 1,650,000 1,844,587
Revenue, First Lien , 2022 A , 5.25% , 9/01/42 ............................. 1,685,000 1,870,871
Revenue, First Lien , 2022 A , 5% , 9/01/52 ................................ 2,640,000 2,745,225
d
Revenue, First Lien , 2026 A , 5% , 9/01/44 ................................ 725,000 802,939
School District of Philadelphia (The) , GO , 2021 A , 4% , 9/01/36 ................. 3,845,000 4,010,810
Scranton School District , GO , 2020 , 4% , 12/01/40 ........................... 1,535,000 1,550,196
Scranton-Lackawanna Health and Welfare Authority ,
University of Scranton , Revenue , 2016 , Refunding , 5% , 11/01/37 .............. 4,000,000 4,017,972
University of Scranton , Revenue , 2025 A , Refunding , 4% , 11/01/41 ............ 2,075,000 2,064,726
University of Scranton , Revenue , 2025 A , Refunding , 4% , 11/01/42 ............ 2,160,000 2,111,551
University of Scranton , Revenue , 2025 A , Refunding , 4% , 11/01/43 ............ 2,245,000 2,154,713
Southeastern Pennsylvania Transportation Authority , Revenue , 2022 , 5.25% , 6/01/52 5,000,000 5,231,656

Franklin Tax-Free Trust
Schedule of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
State College Area School District , GO , 2018 , 5% , 5/15/44 .................... $ 3,500,000 $ 3,609,741
State Public School Building Authority ,
School District of Philadelphia (The) , Revenue , 2016 A , Refunding , AG Insured , 5% ,
6/01/32 ........................................................ 7,095,000 7,227,261
School District of Philadelphia (The) , Revenue , 2016 A , Refunding , AG Insured , 5% ,
6/01/33 ........................................................ 3,000,000 3,054,127
Temple University-of Commonwealth System of Higher Education (The) ,
Revenue, First Series , 2025 , Refunding , AG Insured , 5% , 4/01/44 ............. 1,000,000 1,087,438
Revenue, First Series , 2025 , Refunding , AG Insured , 5% , 4/01/45 ............. 750,000 807,380
Upper Merion Area School District ,
GO , 2021 A , 3% , 1/15/39 ............................................ 1,000,000 975,923
GO , 2021 A , 3% , 1/15/40 ............................................ 1,500,000 1,405,557
GO , 2021 A , 3% , 1/15/41 ............................................ 1,275,000 1,164,501
Westmoreland County Industrial Development Authority ,
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 5% , 7/01/29 ...... 725,000 763,832
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 5% , 7/01/30 ...... 1,370,000 1,459,681
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 7/01/37 ...... 1,400,000 1,393,189
Westmoreland County Municipal Authority , Revenue , 2025 A , Refunding , BAM Insured ,
5% , 8/15/40 ...................................................... 5,000,000 5,670,632
Wilkes-Barre Finance Authority , Wilkes University , Revenue , 2021 , Refunding , 4% ,
3/01/42 ......................................................... 2,500,000 2,191,693
602,719,586
South Carolina 0.1%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 922,397
Texas 0.4%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,542,726
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,900,000 1,694,074
Wisconsin 0.7%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 1,415,000 1,512,849
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,900,000 1,595,846
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 3,435,000 1,727,472
4,836,167
U.S. Territories 0.9%
Puerto Rico 0.9%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,100,000 1,128,913
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 1,024,451
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
4,000,000 3,926,114
6,079,478
Total U.S. Territories .................................................................... 6,079,478
Total Municipal Bonds (Cost $ 665,355,051 ) .....................................
643,208,409
Total Long Term Investments (Cost $ 667,355,051 ) ...............................
645,325,073
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments 2.9%
a a
Principal
Amount
a
Value
Municipal Bonds 2.9%
Pennsylvania 2.9%
f
Philadelphia Authority for Industrial Development ,
Children's Hospital of Philadelphia Obligated Group , Revenue , 2024 B-1 , SPA
JPMorgan Chase Bank NA , Daily VRDN and Put , 1.85% , 7/01/54 ............ $ 16,635,000 $ 16,635,000
Children's Hospital of Philadelphia Obligated Group , Revenue , 2024 B-2 , SPA
JPMorgan Chase Bank NA , Daily VRDN and Put , 1.85% , 7/01/54 ............ 2,700,000 2,700,000
19,335,000
Total Municipal Bonds (Cost $ 19,335,000 ) ......................................
19,335,000
Total Short Term Investments (Cost $ 19,335,000 ) ................................
19,335,000
a
Total Investments (Cost $ 686,690,051 ) 99.1% ...................................
$664,660,073
Other Assets, less Liabilities 0.9% .............................................
6,001,752
Net Assets 100.0% ...........................................................
$670,661,825
See Abbreviations on page 348 .
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $30,331,321, representing 4.5% of net assets.
c
The rate shown represents the yield at period end.
d
Security purchased on a when-issued basis. See Note 1(b).
e
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.02 $9.99 $9.72 $10.79 $11.13
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.27 0.26 0.23 0.19
Net realized and unrealized gains (losses) ........... (—)
d
0.03 0.27 (1.08) (0.34)
Total from investment operations .................... 0.29 0.30 0.53 (0.85) (0.15)
Less distributions from:
Net investment income .......................... (0.29) (0.27) (0.26) (0.22) (0.19)
Net asset value, end of year ....................... $10.02 $10.02 $9.99 $9.72 $10.79
Total return
e
................................... 2.98% 2.96% 5.66% (7.85)% (1.38)%
Ratios to average net assets
Expenses ..................................... 0.89%
f
0.88%
g
0.88%
g
0.86%
g
0.84%
g
Net investment income ........................... 2.98% 2.72% 2.65% 2.28% 1.71%
Supplemental data
Net assets , end of year (000’s) ..................... $83,097 $85,789 $84,618 $87,137 $108,135
Portfolio turnover rate ............................ 15.57% 15.63% 13.99% 22.24% 34.49%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.02 $9.99 $9.72 $10.79 $11.12
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.29 0.27 0.24 0.21
Net realized and unrealized gains (losses) ........... (0.01) 0.03 0.27 (1.07) (0.33)
Total from investment operations .................... 0.30 0.32 0.54 (0.83) (0.12)
Less distributions from:
Net investment income .......................... (0.30) (0.29) (0.27) (0.24) (0.21)
Net asset value, end of year ....................... $10.02 $10.02 $9.99 $9.72 $10.79
Total return
d
................................... 3.14% 3.22% 5.71% (7.71)% (1.15)%
Ratios to average net assets
Expenses ..................................... 0.74%
e
0.73%
f
0.73%
f
0.71%
f
0.69%
f
Net investment income ........................... 3.13% 2.87% 2.80% 2.42% 1.86%
Supplemental data
Net assets , end of year (000’s) ..................... $170,514 $190,980 $211,988 $235,354 $316,275
Portfolio turnover rate ............................ 15.57% 15.63% 13.99% 22.24% 34.49%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.20 $10.17 $9.89 $10.98 $11.32
Income from investment operations
b
:
Net investment income
c
......................... 0.25 0.23 0.22 0.18 0.15
Net realized and unrealized gains (losses) ........... (0.01) 0.03 0.28 (1.09) (0.34)
Total from investment operations .................... 0.24 0.26 0.50 (0.91) (0.19)
Less distributions from:
Net investment income .......................... (0.25) (0.23) (0.22) (0.18) (0.15)
Net asset value, end of year ....................... $10.19 $10.20 $10.17 $9.89 $10.98
Total return
d
................................... 2.42% 2.59% 5.13% (8.27)% (1.76)%
Ratios to average net assets
Expenses ..................................... 1.28%
e
1.26%
f
1.27%
f
1.25%
f
1.23%
f
Net investment income ........................... 2.52% 2.26% 2.19% 1.80% 1.27%
Supplemental data
Net assets , end of year (000’s) ..................... $4,574 $6,290 $9,264 $12,400 $20,687
Portfolio turnover rate ............................ 15.57% 15.63% 13.99% 22.24% 34.49%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.03 $10.00 $9.72 $10.80 $11.13
Income from investment operations
b
:
Net investment income
c
......................... 0.32 0.30 0.29 0.26 0.22
Net realized and unrealized gains (losses) ........... (0.01) 0.03 0.28 (1.09) (0.32)
Total from investment operations .................... 0.31 0.33 0.57 (0.83) (0.10)
Less distributions from:
Net investment income .......................... (0.32) (0.30) (0.29) (0.25) (0.23)
Net asset value, end of year ....................... $10.02 $10.03 $10.00 $9.72 $10.80
Total return .................................... 3.21% 3.38% 5.97% (7.66)% (1.00)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.57% 0.58% 0.58% 0.58% 0.56%
Expenses net of waiver and payments by affiliates ....... 0.57% 0.58%
d
0.58%
d
0.56%
d
0.55%
d
Net investment income ........................... 3.31% 3.03% 2.95% 2.61% 2.00%
Supplemental data
Net assets , end of year (000’s) ..................... $41,084 $21,838 $8,667 $6,243 $7,778
Portfolio turnover rate ............................ 15.57% 15.63% 13.99% 22.24% 34.49%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.03 $10.00 $9.73 $10.80 $11.13
Income from investment operations
b
:
Net investment income
c
......................... 0.32 0.30 0.28 0.25 0.22
Net realized and unrealized gains (losses) ........... (0.01) 0.03 0.27 (1.07) (0.33)
Total from investment operations .................... 0.31 0.33 0.55 (0.82) (0.11)
Less distributions from:
Net investment income .......................... (0.31) (0.30) (0.28) (0.25) (0.22)
Net asset value, end of year ....................... $10.03 $10.03 $10.00 $9.73 $10.80
Total return .................................... 3.24% 3.32% 5.81% (7.61)% (1.05)%
Ratios to average net assets
Expenses ..................................... 0.64%
d
0.63%
e
0.63%
e
0.61%
e
0.59%
e
Net investment income ........................... 3.23% 2.97% 2.90% 2.54% 1.96%
Supplemental data
Net assets , end of year (000’s) ..................... $148,866 $148,133 $103,453 $111,733 $138,033
Portfolio turnover rate ............................ 15.57% 15.63% 13.99% 22.24% 34.49%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 28, 2026
Franklin Virginia Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 94.3%
California 0.2%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... $ 1,000,000 $ 842,628
Florida 1.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 3,456,000 3,183,106
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 1,100,000 781,439
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.29%, 3/01/29 ........................................... 4,025,000 3,447,846
7,412,391
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 320,000 342,410
b
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 1,095,000 548,849
891,259
Illinois 0.6%
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2020 A , Refunding , 5% , 6/15/50 .................... 1,500,000 1,505,215
State of Illinois , GO , 2017 D , 5% , 11/01/26 ................................ 1,000,000 1,017,338
2,522,553
New Jersey 1.0%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2018 A , Refunding , 5% , 12/15/32 .............. 3,460,000 3,703,568
State of New Jersey , Revenue , 2022 A , 4% , 6/15/41 ........................ 1,000,000 1,019,661
4,723,229
New York 0.3%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/46 .......... 1,350,000 1,240,733
South Carolina 0.4%
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,000,000 1,844,794
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/28 225,000 234,068
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/29 250,000 263,849
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,100,000 1,618,098
2,116,015
Virginia 76.8%
Albemarle County Economic Development Authority ,
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/30 ............................................ 1,120,000 1,179,598
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/31 ............................................ 1,165,000 1,237,941
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/32 ............................................ 1,105,000 1,178,098
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/33 ............................................ 1,260,000 1,339,312
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/42 ............................................ 2,725,000 2,747,105
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/49 ............................................ 2,800,000 2,579,906

Franklin Tax-Free Trust
Schedule of Investments
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Albemarle County Economic Development Authority, (continued)
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 B ,
Refunding , 4% , 6/01/54 ............................................ $ 5,215,000 $ 4,663,333
Alexandria Industrial Development Authority , Protestant Episcopal High School in
Virginia , Revenue , 2021 C , Refunding , 4% , 1/01/46 ........................ 2,450,000 2,377,214
Alexandria Sanitation Authority ,
Revenue , 2024 , 5% , 7/15/49 ......................................... 2,830,000 3,021,826
Revenue , 2024 , 5% , 7/15/54 ......................................... 1,100,000 1,164,692
Arlington County Industrial Development Authority , Virginia Hospital Center Arlington
Health System Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/45 ....... 2,000,000 1,920,015
Chesapeake Hospital Authority ,
Chesapeake Hospital Authority Obligated Group , Revenue , 2019 , Refunding , 4% ,
7/01/39 ........................................................ 1,000,000 1,005,719
Chesapeake Hospital Authority Obligated Group , Revenue , 2019 , Refunding , 4% ,
7/01/43 ........................................................ 4,000,000 3,877,427
City of Alexandria , GO , 2023 , 4% , 12/15/43 ................................ 5,500,000 5,603,140
City of Chesapeake , Chesapeake Expressway Toll Road , Revenue, Senior Lien , 2024 ,
Refunding , AG Insured , 4% , 7/15/47 .................................... 2,500,000 2,500,068
City of Hopewell , Sewer System , Revenue , 2011 A , Refunding , 5% , 7/15/42 ....... 4,850,000 4,851,248
City of Norfolk ,
Water , Revenue , 2018 , 5% , 11/01/43 ................................... 6,920,000 7,088,523
Water , Revenue , 2018 , 5% , 11/01/47 ................................... 6,925,000 7,031,646
c
City of Virginia Beach , GO , 2026 A , 5% , 8/01/40 ............................ 5,000,000 5,869,146
Commonwealth of Virginia ,
GO , 2020 A , 4% , 6/01/31 ............................................ 2,710,000 2,909,976
GO , 2022 A , 5% , 6/01/52 ............................................ 2,445,000 2,559,200
County of Fairfax ,
GO , 2025 A , 4% , 10/01/43 ........................................... 2,455,000 2,518,286
GO , 2025 A , 4% , 10/01/44 ........................................... 3,395,000 3,444,807
Sewer , Revenue , 2024 A , 5% , 7/15/49 .................................. 3,070,000 3,282,594
Sewer , Revenue , 2024 A , 5% , 7/15/54 .................................. 4,500,000 4,767,912
Fairfax County Economic Development Authority , Revenue , 2017 , 5% , 4/01/42 ..... 5,085,000 5,174,570
Fairfax County Industrial Development Authority ,
Inova Health System Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/44 ... 3,000,000 2,949,676
Inova Health System Obligated Group , Revenue , 2024 , 4.125% , 5/15/54 ........ 5,000,000 4,712,822
Fairfax County Water Authority ,
Revenue , 2017 , Refunding , 5% , 4/01/43 ................................. 2,000,000 2,033,917
Revenue , 2017 , Refunding , 5% , 4/01/47 ................................. 5,000,000 5,055,188
Farmville Industrial Development Authority ,
d
Elwood Place LLC , Revenue , 2021 , AG Insured , Mandatory Put , 5.375% , 7/01/43 . 5,000,000 5,297,083
Longwood Housing Foundation LLC , Revenue , 2018 A , Refunding , 5% , 1/01/48 ... 5,000,000 4,717,295
Hampton Roads Sanitation District , Revenue, Sub. Lien , 2016 A , Pre-Refunded , 5% ,
8/01/43 ......................................................... 5,000,000 5,060,187
Hampton Roads Transportation Accountability Commission ,
Hampton Roads Transportation Fund , Revenue, Senior Lien , 2018 A , Pre-Refunded ,
5% , 7/01/48 .................................................... 5,505,000 5,791,295
Hampton Roads Transportation Fund , Revenue, Senior Lien , 2020 A , 5% , 7/01/60 . 4,885,000 5,018,420
Henrico County Economic Development Authority ,
Westminster-Canterbury Corp. Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/40 ....................................................... 500,000 503,013
Westminster-Canterbury Corp. Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/45 ....................................................... 1,425,000 1,328,107
Westminster-Canterbury Corp. Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/50 ....................................................... 1,500,000 1,303,299
Westminster-Canterbury Corp. Obligated Group , Revenue , 2022 A , 5% , 10/01/42 .. 1,125,000 1,184,824
Westminster-Canterbury Corp. Obligated Group , Revenue , 2022 A , 5% , 10/01/52 .. 5,000,000 4,999,960

Franklin Tax-Free Trust
Schedule of Investments
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Isle Wight County Industrial Development Authority ,
Riverside Healthcare Association Obligated Group , Revenue , 2023 , AG Insured ,
5.25% , 7/01/48 .................................................. $ 2,260,000 $ 2,396,418
Riverside Healthcare Association Obligated Group , Revenue , 2023 , AG Insured ,
5.25% , 7/01/53 .................................................. 4,680,000 4,909,867
Lexington Industrial Development Authority ,
Lexington Retirement Community Obligated Group , Revenue , 2022 , Refunding , 4% ,
1/01/38 ........................................................ 650,000 653,098
Lexington Retirement Community Obligated Group , Revenue , 2022 , Refunding , 4% ,
1/01/42 ........................................................ 1,120,000 1,099,857
Lexington Retirement Community Obligated Group , Revenue , 2022 , Refunding , 4% ,
1/01/48 ........................................................ 2,315,000 2,055,890
Washington & Lee University (The) , Revenue , 2018 A , Refunding , 5% , 1/01/35 .... 1,105,000 1,153,690
Washington & Lee University (The) , Revenue , 2018 A , Refunding , 5% , 1/01/48 .... 1,500,000 1,524,982
Lynchburg Economic Development Authority ,
Centra Health Obligated Group , Revenue , 2017 A , Refunding , 5% , 1/01/47 ...... 4,500,000 4,512,187
Centra Health Obligated Group , Revenue , 2021 , Refunding , 4% , 1/01/47 ........ 2,350,000 2,142,833
Centra Health Obligated Group , Revenue , 2021 , Refunding , 3% , 1/01/51 ........ 2,000,000 1,439,120
Centra Health Obligated Group , Revenue , 2021 , Refunding , 4% , 1/01/55 ........ 6,305,000 5,523,114
Norfolk Airport Authority ,
Revenue , 2019 , 5% , 7/01/39 ......................................... 800,000 841,218
Revenue , 2019 , 5% , 7/01/43 ......................................... 2,675,000 2,764,265
Northern Virginia Transportation Commission ,
Commuter Rail Operating & Capital Fund , Revenue , 2022 , 5% , 6/01/47 ......... 1,750,000 1,841,160
Commuter Rail Operating & Capital Fund , Revenue , 2022 , 5% , 6/01/52 ......... 7,090,000 7,346,102
Prince Edward County Industrial Development Authority , President and Trustees of
Hampden-Sydney College , Revenue , 2018 , 5% , 9/01/48 .................... 2,050,000 2,075,981
Richmond Economic Development Authority , City of Richmond , Revenue , 2024 , 4% ,
6/01/54 ......................................................... 2,080,000 1,947,465
Riverside Regional Jail Authority , Revenue , 2015 , Refunding , 5% , 7/01/31 ......... 6,215,000 6,227,440
Roanoke Economic Development Authority , Carilion Clinic Obligated Group , Revenue ,
2020 A , Refunding , 4% , 7/01/51 ....................................... 4,000,000 3,760,778
Salem Economic Development Authority ,
Roanoke College Obligated Group , Revenue , 2020 , Refunding , 5% , 4/01/49 ..... 925,000 896,775
Roanoke College Obligated Group , Revenue , 2025 , 6% , 4/01/50 .............. 300,000 316,833
Roanoke College Obligated Group , Revenue , 2025 , 6% , 4/01/55 .............. 700,000 735,013
Stafford County & Staunton Industrial Development Authority , Revenue , 2007 E , AG
Insured , 5% , 8/01/37 ............................................... 960,000 961,297
Virginia Beach Development Authority ,
Westminster-Canterbury on Chesapeake Bay Obligated Group , Revenue , 2018 ,
Refunding , 5% , 9/01/40 ............................................ 1,750,000 1,780,654
Westminster-Canterbury on Chesapeake Bay Obligated Group , Revenue , 2018 ,
Refunding , 5% , 9/01/44 ............................................ 2,215,000 2,227,375
Virginia College Building Authority ,
Revenue , 2016 A , 5% , 9/01/27 ........................................ 3,925,000 3,976,320
Revenue , 2016 A , Pre-Refunded , 5% , 9/01/27 ............................ 75,000 76,028
Commonwealth of Virginia , Revenue , 2016 A , Refunding , 4% , 2/01/30 .......... 7,000,000 7,007,684
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/39 ........... 795,000 735,755
Randolph-Macon College , Revenue , 2021 A , Refunding , 2.25% , 1/15/40 ........ 450,000 351,170
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/41 ........... 500,000 445,071
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/46 ........... 1,100,000 846,299
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/51 ........... 1,750,000 1,241,182
Regent University Obligated Group , Revenue , 2021 , Refunding , 4% , 6/01/36 ..... 2,750,000 2,772,794
Regent University Obligated Group , Revenue , 2021 , Refunding , 3% , 6/01/41 ..... 4,800,000 3,958,441
Regent University Obligated Group , Revenue , 2025 , 6% , 6/01/55 .............. 3,000,000 3,179,067
Virginia Commonwealth Transportation Board ,
Revenue , 2016 , 5% , 9/15/30 ......................................... 2,260,000 2,293,136

Franklin Tax-Free Trust
Schedule of Investments
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia Commonwealth Transportation Board, (continued)
Revenue , 2016 , 5% , 9/15/31 ......................................... $ 4,000,000 $ 4,057,573
Commonwealth of Virginia , Revenue , 2022 , Refunding , 4% , 5/15/36 ............ 5,000,000 5,358,644
Commonwealth of Virginia , Revenue , 2023 , 4% , 5/15/45 .................... 2,000,000 2,003,105
Virginia Housing Development Authority , Revenue , 2024 A , 4.45% , 9/01/44 ........ 3,000,000 3,042,067
Virginia Port Authority ,
Revenue , 2025 , 5.25% , 7/01/50 ....................................... 1,000,000 1,074,906
Revenue , 2025 , 5.25% , 7/01/55 ....................................... 5,000,000 5,321,092
Virginia Port Authority Commonwealth Port Fund , Commonwealth of Virginia , Revenue ,
2023 A , 5.25% , 7/01/48 ............................................. 6,000,000 6,440,220
Virginia Public Building Authority ,
Revenue , 2025 A , 5% , 8/01/44 ........................................ 5,295,000 5,856,204
Commonwealth of Virginia , Revenue , 2019 A , 4% , 8/01/35 ................... 1,250,000 1,299,930
Virginia Public School Authority ,
Revenue , 2018 B , 5% , 8/01/30 ........................................ 5,280,000 5,636,975
County of Prince William , Revenue , 2018 , 4% , 3/01/33 ...................... 3,295,000 3,398,884
County of Prince William , Revenue , 2024 , 4% , 10/01/41 ..................... 5,595,000 5,859,209
Virginia Resources Authority , Revenue , 2018 C , Refunding , 5% , 11/01/48 ......... 6,655,000 6,823,746
Virginia Small Business Financing Authority ,
95 Express Lanes LLC , Revenue, Senior Lien , 2022 , Refunding , 4% , 1/01/48 ..... 7,000,000 6,224,362
Bon Secours Mercy Health, Inc. , Revenue , 2020 A , Refunding , 4% , 12/01/49 ..... 5,000,000 4,411,148
Capital Beltway Express LLC , Revenue, Senior Lien , 2022 , Refunding , 5% , 12/31/47 6,825,000 6,932,671
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/38 ........................................................ 3,820,000 3,859,753
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/40 ........................................................ 3,680,000 3,673,674
I-66 Express Mobility Partners LLC , Revenue, Senior Lien , 2017 , 5% , 12/31/47 ... 5,000,000 5,006,913
I-66 Express Mobility Partners LLC , Revenue, Senior Lien , 2017 , 5% , 12/31/52 ... 7,600,000 7,555,688
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/36 ... 1,000,000 1,017,258
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/41 ... 2,500,000 2,476,019
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/51 ... 7,500,000 6,427,493
LifeSpire of Virginia Obligated Group , Revenue , 2024 A , Refunding , 5.5% , 12/01/54 4,000,000 4,143,711
Mary Washington Healthcare Obligated Group , Revenue , 2025 A-1 , Refunding ,
5.25% , 6/15/55 .................................................. 1,250,000 1,302,889
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
4% , 1/01/37 .................................................... 2,750,000 2,842,027
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
4% , 1/01/51 .................................................... 2,250,000 2,035,754
Sentara Healthcare Obligated Group , Revenue , 2020 , Refunding , 4% , 11/01/37 ... 4,000,000 4,102,626
Williamsburg Economic Development Authority , Provident Group - Williamsburg
Properties LLC , Revenue , 2023 A , AG Insured , 4.125% , 7/01/58 ............... 2,000,000 1,915,319
343,964,607
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,200,000 1,069,942
Wisconsin 1.4%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 1,500,000 1,603,727
a
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,200,000 1,007,902
b
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 4,965,000 2,496,914
a
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,000,000 1,009,710
6,118,253

Franklin Tax-Free Trust
Schedule of Investments
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 11.0%
District of Columbia 8.0%
Metropolitan Washington Airports Authority ,
Aviation , Revenue , 2021 A , Refunding , 5% , 10/01/46 ....................... $ 5,000,000 $ 5,153,898
Aviation , Revenue , 2023 A , Refunding , 5.25% , 10/01/48 ..................... 4,000,000 4,172,267
Aviation , Revenue , 2024 A , Refunding , 5.5% , 10/01/54 ...................... 3,250,000 3,434,254
Washington Metropolitan Area Transit Authority ,
Dedicated , Revenue , 2020 A , 5% , 7/15/45 ............................... 3,145,000 3,272,790
Dedicated , Revenue , 2021 A , 5% , 7/15/41 ............................... 2,530,000 2,733,193
Dedicated , Revenue , 2021 A , 5% , 7/15/46 ............................... 2,000,000 2,085,092
Dedicated , Revenue , 2023 A , 5% , 7/15/43 ............................... 2,500,000 2,697,616
Dedicated , Revenue , 2023 A , 4.125% , 7/15/47 ............................ 1,975,000 1,909,421
Dedicated , Revenue, Second Lien , 2023 A , 5% , 7/15/48 ..................... 6,400,000 6,670,782
Dedicated , Revenue, Second Lien , 2024 A , 5% , 7/15/49 ..................... 1,800,000 1,883,974
Dedicated , Revenue, Second Lien , 2025 A , 5% , 7/15/60 ..................... 2,000,000 2,070,938
36,084,225
Guam 1.0%
Guam Government Waterworks Authority ,
Water And Wastewater System , Revenue , 2025 A , 5.25% , 7/01/50 ............. 2,000,000 2,077,965
Water And Wastewater System , Revenue , 2025 A , 5.5% , 7/01/55 .............. 2,500,000 2,627,810
4,705,775
Puerto Rico 2.0%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,700,000 1,744,684
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/29 .. 425,000 450,797
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/37 .. 200,000 198,489
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 6,400,000 6,240,786
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 500,000 490,764
9,125,520
Total U.S. Territories .................................................................... 49,915,520
Total Municipal Bonds (Cost $ 432,637,578 ) .....................................
422,661,924
a a a a
Short Term Investments 6.1%
Municipal Bonds 6.1%
Virginia 6.1%
e
Albemarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 1.9% ,
10/01/48 ........................................................ 5,500,000 5,500,000
e
Lynchburg Economic Development Authority , Centra Health Obligated Group , Revenue ,
2017 B , Refunding , LOC Truist Bank , Daily VRDN and Put , 2% , 1/01/47 ......... 1,900,000 1,900,000

Franklin Tax-Free Trust
Schedule of Investments
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Virginia (continued)
e
Winchester Economic Development Authority , Valley Health Obligated Group ,
Revenue , 2024 B-1 , Refunding , LOC Truist Bank , Daily VRDN and Put , 1.95% ,
1/01/54 ......................................................... $ 20,000,000 $ 20,000,000
27,400,000
Total Municipal Bonds (Cost $ 27,400,000 ) ......................................
27,400,000
Total Short Term Investments (Cost $ 27,400,000 ) ................................
27,400,000
a
Total Investments (Cost $ 460,037,578 ) 100.4% ..................................
$450,061,924
Other Assets, less Liabilities (0.4) % ...........................................
(1,927,328)
Net Assets 100.0% ...........................................................
$448,134,596
See Abbreviations on page 348 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $10,779,731, representing 2.4% of net assets.
b
The rate shown represents the yield at period end.
c
Security purchased on a when-issued basis. See Note 1(b).
d
The maturity date shown represents the mandatory put date.
e
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
February 28, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $168,298,975 $606,781,221 $498,195,669 $159,774,421
Value - Unaffiliated issuers ............... $165,053,024 $602,781,701 $491,493,090 $156,676,732
Cash ................................. 4,287,840 4,446,276 234,718 3,400,066
Receivables:
Capital shares sold ..................... 12,934 75,243 794,349 61,651
Interest .............................. 2,124,917 5,023,843 5,959,156 1,329,614
Total assets ....................... 171,478,715 612,327,063 498,481,313 161,468,063
Liabilities:
Payables:
Capital shares redeemed ................ 204,111 1,879,158 1,064,536 231,345
Management fees ...................... 60,133 252,858 205,059 42,205
Distribution fees ....................... 16,626 67,814 42,637 12,809
Transfer agent fees ..................... 28,267 92,742 82,989 29,235
Professional fees ...................... 48,725 50,205 49,918 48,727
Trustees' fees and expenses .............. 113 166 157 11
Distributions to shareholders .............. 23,290 85,822 20,436 62,943
Accrued expenses and other liabilities ........ 13,131 57,144 34,729 21,206
Total liabilities ...................... 394,396 2,485,909 1,500,461 448,481
Net assets, at value .............. $171,084,319 $609,841,154 $496,980,852 $161,019,582
Net assets consist of:
Paid-in capital .......................... $194,979,818 $709,596,930 $570,289,455 $203,477,548
Total distributable earnings (losses) .......... (23,895,499) (99,755,776) (73,308,603) (42,457,966)
Net assets, at value .............. $171,084,319 $609,841,154 $496,980,852 $161,019,582

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Class A:
Net assets, at value .................... $42,794,619 $206,245,617 $121,401,369 $31,568,374
Shares outstanding ..................... 4,151,766 20,768,697 11,370,618 3,393,757
Net asset value per share
a ,b
............... $10.31 $9.93 $10.68 $9.30
Maximum offering price per share (net asset
value per share ÷ 96 .25% )
b
............... $10.71 $10.32 $11.10 $9.66
Class A1:
Net assets, at value .................... $96,006,037 $254,935,766 $202,361,514 $73,197,100
Shares outstanding ..................... 9,325,025 25,718,730 18,963,822 7,877,566
Net asset value per share
a ,b
............... $10.30 $9.91 $10.67 $9.29
Maximum offering price per share (net asset
value per share ÷ 96 .25% )
b
............... $10.70 $10.30 $11.09 $9.65
Class C:
Net assets, at value .................... $2,308,108 $13,601,967 $8,065,862 $2,704,637
Shares outstanding ..................... 221,180 1,348,630 746,590 288,693
Net asset value and maximum offering price per
share
a ,b
.............................. $10.44 $10.09 $10.80 $9.37
Class R6:
Net assets, at value .................... $3,398,638 $23,802,429 $25,628,896 $11,870,796
Shares outstanding ..................... 330,014 2,393,600 2,400,189 1,277,231
Net asset value and maximum offering price per
share
b
............................... $10.30 $9.94 $10.68 $9.29
Advisor Class:
Net assets, at value .................... $26,576,917 $111,255,375 $139,523,211 $41,678,675
Shares outstanding ..................... 2,581,239 11,190,259 13,074,558 4,487,332
Net asset value and maximum offering price per
share
b
............................... $10.30 $9.94 $10.67 $9.29
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $1,994,070,852 $853,952,459 $273,918,201 $4,769,169,822
Cost - Non-controlled affiliates (Note 3 f ) ..... 16,750,550 16,388,450 — —
Value - Unaffiliated issuers ............... $2,038,484,601 $868,274,075 $267,313,754 $4,766,167,841
Value - Non-controlled affiliates (Note 3 f ) ..... 15,059,800 16,031,400 — —
Cash ................................. 839,803 27,445 235,626 2,138,476
Receivables:
Capital shares sold ..................... 792,218 217,524 56,353 3,688,925
Interest .............................. 22,318,902 9,778,581 2,677,417 61,666,007
Total assets ....................... 2,077,495,324 894,329,025 270,283,150 4,833,661,249
Liabilities:
Payables:
Investment securities purchased ........... 5,191,876 6,784,831 — 13,206,096
Capital shares redeemed ................ 2,162,979 741,031 287,223 7,503,107
Management fees ...................... 540,411 149,982 104,407 1,803,844
Distribution fees ....................... 176,915 87,233 26,748 512,549
Transfer agent fees ..................... 464,883 194,406 47,954 762,972
Professional fees ...................... 54,307 60,200 49,672 200,290
Trustees' fees and expenses .............. 540 267 318 983
Distributions to shareholders .............. 667,218 423,022 60,655 1,031,744
Accrued expenses and other liabilities ........ 152,692 90,777 19,164 353,573
Total liabilities ...................... 9,411,821 8,531,749 596,141 25,375,158
Net assets, at value .............. $2,068,083,503 $885,797,276 $269,687,009 $4,808,286,091
Net assets consist of:
Paid-in capital .......................... $2,202,899,401 $895,789,451 $320,183,811 $5,826,672,679
Total distributable earnings (losses) .......... (134,815,898) (9,992,175) (50,496,802) (1,018,386,588)
Net assets, at value .............. $2,068,083,503 $885,797,276 $269,687,009 $4,808,286,091

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Class A:
Net assets, at value .................... $670,905,491 $335,844,600 $67,992,696 $1,657,791,301
Shares outstanding ..................... 57,894,295 32,024,191 6,313,777 183,333,138
Net asset value per share
a ,b
............... $11.59 $10.49 $10.77 $9.04
Maximum offering price per share (net asset
value per share ÷ 97 .75% , 97 .75% , 96 .25 % and
96 .25% , respectively)
b
................... $11.86 $10.73 $11.19 $9.39
Class A1:
Net assets, at value .................... $539,132,277 $196,734,443 $132,960,276 $1,980,022,391
Shares outstanding ..................... 46,585,562 18,741,439 12,347,631 219,144,455
Net asset value per share
a ,b
............... $11.57 $10.50 $10.77 $9.04
Maximum offering price per share (net asset
value per share ÷ 97 .75% , 97 .75% , 96 .25 % and
96 .25% , respectively)
b
................... $11.84 $10.74 $11.19 $9.39
Class C:
Net assets, at value .................... $14,946,399 $— $7,087,118 $95,944,939
Shares outstanding ..................... 1,287,331 — 648,259 10,406,856
Net asset value and maximum offering price per
share
a ,b
.............................. $11.61 $— $10.93 $9.22
Class R6:
Net assets, at value .................... $124,276,400 $56,821,806 $15,491,398 $233,974,811
Shares outstanding ..................... 10,710,133 5,417,808 1,438,390 25,771,732
Net asset value and maximum offering price per
share
b
............................... $11.60 $10.49 $10.77 $9.08
Advisor Class:
Net assets, at value .................... $718,822,936 $296,396,427 $46,155,521 $840,552,649
Shares outstanding ..................... 61,954,734 28,247,856 4,284,519 92,614,534
Net asset value and maximum offering price per
share
b
............................... $11.60 $10.49 $10.77 $9.08
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $220,582,296 $314,108,728 $331,156,697 $673,033,109
Value - Unaffiliated issuers ............... $214,091,662 $312,553,191 $331,271,275 $655,641,505
Cash ................................. 1,833,884 2,303,448 5,729,943 432,548
Receivables:
Capital shares sold ..................... 9,940 221,113 175,953 495,698
Interest .............................. 2,828,212 3,241,838 3,159,183 8,929,516
Total assets ....................... 218,763,698 318,319,590 340,336,354 665,499,267
Liabilities:
Payables:
Capital shares redeemed ................ 396,261 484,635 512,072 580,784
Management fees ...................... 76,962 114,443 103,769 267,569
Distribution fees ....................... 21,397 29,492 19,022 58,054
Transfer agent fees ..................... 41,007 63,169 70,637 97,299
Professional fees ...................... 49,212 49,707 55,060 49,440
Trustees' fees and expenses .............. 67 38 104 194
Distributions to shareholders .............. 10,469 74,971 105,347 156,539
Accrued expenses and other liabilities ........ 23,469 19,887 19,692 37,423
Total liabilities ...................... 618,844 836,342 885,703 1,247,302
Net assets, at value .............. $218,144,854 $317,483,248 $339,450,651 $664,251,965
Net assets consist of:
Paid-in capital .......................... $262,323,110 $382,742,627 $377,445,541 $769,547,732
Total distributable earnings (losses) .......... (44,178,256) (65,259,379) (37,994,890) (105,295,767)
Net assets, at value .............. $218,144,854 $317,483,248 $339,450,651 $664,251,965

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Class A:
Net assets, at value .................... $53,345,994 $88,411,824 $44,624,203 $121,156,134
Shares outstanding ..................... 5,208,548 8,933,296 4,189,681 11,447,925
Net asset value per share
a ,b
............... $10.24 $9.90 $10.65 $10.58
Maximum offering price per share (net asset
value per share ÷ 96 .25% )
b
............... $10.64 $10.29 $11.06 $10.99
Class A1:
Net assets, at value .................... $119,008,223 $114,971,002 $113,895,819 $380,463,714
Shares outstanding ..................... 11,625,448 11,613,937 10,700,418 35,997,795
Net asset value per share
a ,b
............... $10.24 $9.90 $10.64 $10.57
Maximum offering price per share (net asset
value per share ÷ 96 .25% )
b
............... $10.64 $10.29 $11.05 $10.98
Class C:
Net assets, at value .................... $4,217,306 $7,882,066 $3,594,426 $12,717,619
Shares outstanding ..................... 405,265 780,035 333,612 1,183,659
Net asset value and maximum offering price per
share
a ,b
.............................. $10.41 $10.10 $10.77 $10.74
Class R6:
Net assets, at value .................... $6,523,534 $27,537,111 $31,199,186 $22,917,654
Shares outstanding ..................... 637,074 2,777,234 2,928,781 2,159,578
Net asset value and maximum offering price per
share
b
............................... $10.24 $9.92 $10.65 $10.61
Advisor Class:
Net assets, at value .................... $35,049,797 $78,681,245 $146,137,017 $126,996,844
Shares outstanding ..................... 3,421,911 7,938,522 13,729,097 11,974,810
Net asset value and maximum offering price per
share
b
............................... $10.24 $9.91 $10.64 $10.61
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $630,484,589 $639,443,215 $820,236,326 $581,356,878
Value - Unaffiliated issuers ............... $622,232,544 $627,893,642 $822,698,332 $574,698,462
Cash ................................. 164,039 804,197 7,804,362 6,437,127
Receivables:
Capital shares sold ..................... 246,647 308,830 348,543 40,637
Interest .............................. 4,710,166 8,843,878 8,267,971 6,351,221
Total assets ....................... 627,353,396 637,850,547 839,119,208 587,527,447
Liabilities:
Payables:
Investment securities purchased ........... 5,960,000 2,900,000 — —
Capital shares redeemed ................ 700,043 749,323 1,297,721 1,075,452
Management fees ...................... 253,101 256,375 332,271 238,831
Distribution fees ....................... 62,981 65,817 75,668 48,744
Transfer agent fees ..................... 109,813 87,993 171,227 106,278
Trustees' fees and expenses .............. 229 188 109 80
Distributions to shareholders .............. 998 71,154 92,410 101,722
Accrued expenses and other liabilities ........ 81,796 91,320 102,655 92,437
Total liabilities ...................... 7,168,961 4,222,170 2,072,061 1,663,544
Net assets, at value .............. $620,184,435 $633,628,377 $837,047,147 $585,863,903
Net assets consist of:
Paid-in capital .......................... $684,355,864 $774,653,184 $945,299,736 $718,459,689
Total distributable earnings (losses) .......... (64,171,429) (141,024,807) (108,252,589) (132,595,786)
Net assets, at value .............. $620,184,435 $633,628,377 $837,047,147 $585,863,903

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Class A:
Net assets, at value .................... $177,539,232 $196,841,213 $252,147,275 $131,798,852
Shares outstanding ..................... 15,525,045 18,707,463 24,086,207 12,340,295
Net asset value per share
a ,b
............... $11.44 $10.52 $10.47 $10.68
Maximum offering price per share (net asset
value per share ÷ 96 .25% )
b
............... $11.89 $10.93 $10.88 $11.10
Class A1:
Net assets, at value .................... $240,872,742 $305,135,047 $271,482,883 $224,913,482
Shares outstanding ..................... 21,066,387 29,018,512 25,970,320 21,065,067
Net asset value per share
a ,b
............... $11.43 $10.52 $10.45 $10.68
Maximum offering price per share (net asset
value per share ÷ 96 .25% )
b
............... $11.88 $10.93 $10.86 $11.10
Class C:
Net assets, at value .................... $21,347,903 $10,554,805 $13,674,534 $13,191,668
Shares outstanding ..................... 1,845,904 993,399 1,290,466 1,215,446
Net asset value and maximum offering price per
share
a ,b
.............................. $11.57 $10.62 $10.60 $10.85
Class R6:
Net assets, at value .................... $21,018,995 $39,614,074 $52,584,556 $51,445,090
Shares outstanding ..................... 1,835,337 3,763,703 5,024,789 4,820,029
Net asset value and maximum offering price per
share
b
............................... $11.45 $10.53 $10.47 $10.67
Advisor Class:
Net assets, at value .................... $159,405,563 $81,483,238 $247,157,899 $164,514,811
Shares outstanding ..................... 13,925,616 7,743,782 23,618,986 15,406,246
Net asset value and maximum offering price per
share
b
............................... $11.45 $10.52 $10.46 $10.68
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $899,914,868 $807,973,071 $686,690,051 $460,037,578
Value - Unaffiliated issuers ............... $902,113,730 $807,377,704 $664,660,073 $450,061,924
Cash ................................. 10,780,622 52,200 57,995 151,956
Receivables:
Capital shares sold ..................... 756,317 1,042,627 279,407 506,476
Interest .............................. 9,505,612 8,169,793 7,927,349 4,463,705
Total assets ....................... 923,156,281 816,642,324 672,924,824 455,184,061
Liabilities:
Payables:
Investment securities purchased ........... 4,672,885 — 797,616 5,834,400
Capital shares redeemed ................ 1,487,960 1,116,303 782,584 686,419
Management fees ...................... 362,373 323,300 270,222 187,604
Distribution fees ....................... 93,527 76,857 62,370 31,145
Transfer agent fees ..................... 138,831 114,171 127,547 86,833
Trustees' fees and expenses .............. 326 248 186 59
Distributions to shareholders .............. 59,642 26,599 125,086 149,379
Accrued expenses and other liabilities ........ 100,090 91,612 97,388 73,626
Total liabilities ...................... 6,915,634 1,749,090 2,262,999 7,049,465
Net assets, at value .............. $916,240,647 $814,893,234 $670,661,825 $448,134,596
Net assets consist of:
Paid-in capital .......................... $1,033,691,058 $948,278,270 $822,578,928 $540,719,783
Total distributable earnings (losses) .......... (117,450,411) (133,385,036) (151,917,103) (92,585,187)
Net assets, at value .............. $916,240,647 $814,893,234 $670,661,825 $448,134,596

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Class A:
Net assets, at value .................... $255,039,108 $215,481,775 $147,210,926 $83,096,878
Shares outstanding ..................... 21,975,533 20,344,771 16,506,484 8,293,159
Net asset value per share
a ,b
............... $11.61 $10.59 $8.92 $10.02
Maximum offering price per share (net asset
value per share ÷ 96 .25% )
b
............... $12.06 $11.00 $9.27 $10.41
Class A1:
Net assets, at value .................... $437,232,710 $398,922,448 $356,367,555 $170,514,282
Shares outstanding ..................... 37,697,620 37,698,066 39,971,668 17,021,217
Net asset value per share
a ,b
............... $11.60 $10.58 $8.92 $10.02
Maximum offering price per share (net asset
value per share ÷ 96 .25% )
b
............... $12.05 $10.99 $9.27 $10.41
Class C:
Net assets, at value .................... $22,942,724 $11,567,393 $14,661,668 $4,573,554
Shares outstanding ..................... 1,950,878 1,075,806 1,622,951 448,694
Net asset value and maximum offering price per
share
a ,b
.............................. $11.76 $10.75 $9.03 $10.19
Class R6:
Net assets, at value .................... $21,784,372 $28,631,344 $9,914,901 $41,083,833
Shares outstanding ..................... 1,875,835 2,703,418 1,110,629 4,098,918
Net asset value and maximum offering price per
share
b
............................... $11.61 $10.59 $8.93 $10.02
Advisor Class:
Net assets, at value .................... $179,241,733 $160,290,274 $142,506,775 $148,866,049
Shares outstanding ..................... 15,436,923 15,125,486 15,963,089 14,846,799
Net asset value and maximum offering price per
share
b
............................... $11.61 $10.60 $8.93 $10.03
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
for the year ended February 28, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ..................... $— $— $— $21,709
Interest:
Unaffiliated issuers ..................... 6,524,972 26,527,865 20,373,187 5,639,128
Total investment income ................ 6,524,972 26,527,865 20,373,187 5,660,837
Expenses:
Management fees (Note 3 a ) ................ 974,547 3,146,722 2,433,840 884,766
Distribution fees: (Note 3c )
    Class A ............................. 110,286 541,585 291,142 73,813
    Class A1 ............................ 97,513 275,982 209,466 74,359
    Class C ............................. 18,017 99,255 63,620 15,595
Transfer agent fees: (Note 3e )
    Class A ............................. 29,084 134,655 88,593 24,961
    Class A1 ............................ 64,314 171,291 158,776 62,481
    Class C ............................. 1,819 9,459 7,359 2,006
    Class R6 ............................ 966 6,316 5,794 1,954
    Advisor Class ......................... 15,808 71,715 97,139 30,115
Custodian fees .......................... 930 3,694 2,662 783
Reports to shareholders fees ............... 12,563 21,198 20,753 13,142
Registration and filing fees ................. 7,978 19,410 18,301 7,519
Professional fees ........................ 69,046 70,940 70,829 69,326
Trustees' fees and expenses ............... 2,015 6,943 5,253 1,720
Other ................................. 50,988 103,962 96,628 48,267
Total expenses ...................... 1,455,874 4,683,127 3,570,155 1,310,807
Expenses waived/paid by affiliates (Note 3 g ) (123,500) (176) (691) (169,661)
Net expenses ...................... 1,332,374 4,682,951 3,569,464 1,141,146
Net investment income ............. 5,192,598 21,844,914 16,803,723 4,519,691
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (1,370,682) (9,247,819) (1,586,872) (815,961)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 2,669,843 9,958,942 4,483,143 3,439,911
Net realized and unrealized gain (loss) ......... 1,299,161 711,123 2,896,271 2,623,950
Net increase (decrease) in net assets resulting from
operations ............................... $6,491,759 $22,556,037 $19,699,994 $7,143,641

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the year ended February 28, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ..................... $— $— $— $5,632,707
Non-controlled affiliates (Note 3 f ) .......... 850,003 921,498 — —
Interest:
Unaffiliated issuers ..................... 80,051,882 28,381,087 10,875,521 249,592,829
Total investment income ................ 80,901,885 29,302,585 10,875,521 255,225,536
Expenses:
Management fees (Note 3 a ) ................ 9,403,476 4,196,510 1,485,386 21,329,933
Distribution fees: (Note 3c )
    Class A ............................. 1,609,244 831,007 169,726 3,906,549
    Class A1 ............................ 570,471 309,672 139,440 2,024,813
    Class C ............................. 108,685 — 51,825 663,822
Transfer agent fees: (Note 3e )
    Class A ............................. 589,458 306,636 51,311 1,075,677
    Class A1 ............................ 520,384 189,546 105,065 1,391,648
    Class C ............................. 15,171 — 5,975 70,100
    Class R6 ............................ 28,879 15,525 3,582 45,206
    Advisor Class ......................... 630,207 261,516 35,210 549,504
Custodian fees .......................... 12,400 4,546 1,528 26,136
Reports to shareholders fees ............... 70,327 35,378 16,726 120,120
Registration and filing fees ................. 65,903 46,085 7,502 148,830
Professional fees ........................ 74,553 80,944 66,952 296,948
Trustees' fees and expenses ............... 21,258 9,319 2,590 48,882
Other ................................. 325,044 158,434 56,392 908,112
Total expenses ...................... 14,045,460 6,445,118 2,199,210 32,606,280
Expenses waived/paid by affiliates (Note 3 f
and 3 g ) ........................... (2,459,473) (1,813,168) (53,201) —
Net expenses ...................... 11,585,987 4,631,950 2,146,009 32,606,280
Net investment income ............. 69,315,898 24,670,635 8,729,512 222,619,256
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (14,161,639) (1,278,530) (2,852,681) (37,736,162)
Non-controlled affiliates (Note 3 f ) ......... (2,726,541) (2,833,527) — —
Net realized gain (loss) ............... (16,888,180) (4,112,057) (2,852,681) (37,736,162)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 54,827,449 15,048,451 4,194,148 22,018,789
Non-controlled affiliates (Note 3 f ) ......... 2,271,508 2,235,210 — —
Unfunded commitment s ................. — — (60,898) (3,305,474)
Net change in unrealized appreciation
(depreciation) ...................... 57,098,957 17,283,661 4,133,250 18,713,315
Net realized and unrealized gain (loss) ......... 40,210,777 13,171,604 1,280,569 (19,022,847)
Net increase (decrease) in net assets resulting from
operations ............................... $109,526,675 $37,842,239 $10,010,081 $203,596,409

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the year ended February 28, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Investment income:
Dividends:
Unaffiliated issuers ..................... $— $16,406 $— $—
Interest:
Unaffiliated issuers ..................... 8,839,481 13,689,885 13,042,183 27,203,706
Total investment income ................ 8,839,481 13,706,291 13,042,183 27,203,706
Expenses:
Management fees (Note 3 a ) ................ 1,246,743 1,686,936 1,769,062 3,237,699
Distribution fees: (Note 3c )
    Class A ............................. 134,134 228,166 105,685 307,026
    Class A1 ............................ 124,168 120,430 117,940 392,767
    Class C ............................. 35,800 53,456 28,807 86,829
Transfer agent fees: (Note 3e )
    Class A ............................. 42,728 79,616 42,198 83,785
    Class A1 ............................ 98,845 105,148 115,790 267,380
    Class C ............................. 4,350 7,172 4,255 9,033
    Class R6 ............................ 2,492 4,441 5,157 4,654
    Advisor Class ......................... 28,088 67,217 140,275 81,401
Custodian fee s .......................... 1,290 1,728 1,599 3,633
Reports to shareholders fees ............... 16,953 16,798 16,139 25,585
Registration and filing fees ................. 4,177 12,461 25,156 34,728
Professional fees ........................ 68,638 67,565 75,121 69,276
Trustees' fees and expenses ............... 2,533 3,486 3,560 7,157
Other ................................. 57,850 58,249 56,251 120,253
Total expenses ...................... 1,868,789 2,512,869 2,506,995 4,731,206
Expenses waived/paid by affiliates (Note 3 g ) (111,391) (51,832) (103,926) (950)
Net expenses ...................... 1,757,398 2,461,037 2,403,069 4,730,256
Net investment income ............. 7,082,083 11,245,254 10,639,114 22,473,450
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (3,388,452) (7,648,339) (4,769,653) (5,495,119)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 2,400,508 6,363,784 7,639,048 8,208,634
Unfunded commitment s ................. (22,938) (53,049) — —
Net change in unrealized appreciation
(depreciation) ...................... 2,377,570 6,310,735 7,639,048 8,208,634
Net realized and unrealized gain (loss) ......... (1,010,882) (1,337,604) 2,869,395 2,713,515
Net increase (decrease) in net assets resulting from
operations ............................... $6,071,201 $9,907,650 $13,508,509 $25,186,965

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the year ended February 28, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Investment income:
Dividends:
Unaffiliated issuers ..................... $— $— $209,856 $56,928
Interest:
Unaffiliated issuers ..................... 24,745,392 27,324,440 31,132,691 21,624,399
Total investment income ................ 24,745,392 27,324,440 31,342,547 21,681,327
Expenses:
Management fees (Note 3 a ) ................ 3,052,723 3,061,363 3,852,641 2,829,138
Distribution fees: (Note 3c )
    Class A ............................. 430,902 453,841 519,337 310,459
    Class A1 ............................ 262,490 321,045 281,059 233,666
    Class C ............................. 150,108 80,437 103,500 88,649
Transfer agent fees: (Note 3e )
    Class A ............................. 130,129 116,762 178,485 102,164
    Class A1 ............................ 197,687 205,346 235,023 191,499
    Class C ............................. 17,391 7,871 13,208 11,161
    Class R6 ............................ 5,043 8,684 9,330 11,290
    Advisor Class ......................... 110,777 50,722 201,976 126,892
Custodian fee s (Note 4) ................... 2,888 3,517 3,910 3,146
Reports to shareholders fees ............... 23,218 22,859 31,786 21,942
Registration and filing fees ................. 32,311 5,919 20,021 8,361
Professional fees ........................ 69,684 66,384 68,281 67,071
Trustees' fees and expenses ............... 6,647 6,691 8,248 6,093
Other ................................. 107,519 94,569 104,482 103,330
Total expenses ...................... 4,599,517 4,506,010 5,631,287 4,114,861
Expense reductions (Note 4 ) ............ (2,888) — — —
Expenses waived/paid by affiliates (Note 3 g ) (615) (341) (1,296) (919)
Net expenses ...................... 4,596,014 4,505,669 5,629,991 4,113,942
Net investment income ............. 20,149,378 22,818,771 25,712,556 17,567,385
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (1,710,780) (8,262,113) (2,313,053) (4,329,509)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 9,232,585 8,326,209 13,397,150 9,799,476
Unfunded commitment s ................. — (125,974) (106,096) (110,529)
Net change in unrealized appreciation
(depreciation) ...................... 9,232,585 8,200,235 13,291,054 9,688,947
Net realized and unrealized gain (loss) ......... 7,521,805 (61,878) 10,978,001 5,359,438
Net increase (decrease) in net assets resulting from
operations ............................... $27,671,183 $22,756,893 $36,690,557 $22,926,823

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the year ended February 28, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Investment income:
Dividends:
Unaffiliated issuers ..................... $— $— $54,686 $27,384
Interest:
Unaffiliated issuers ..................... 39,111,890 34,216,176 28,626,740 17,138,321
Total investment income ................ 39,111,890 34,216,176 28,681,426 17,165,705
Expenses:
Management fees (Note 3 a ) ................ 4,418,761 3,876,772 3,285,927 2,256,879
Distribution fees: (Note 3c )
    Class A ............................. 620,886 509,549 360,817 206,408
    Class A1 ............................ 454,195 416,643 369,096 176,721
    Class C ............................. 183,159 93,325 109,790 33,333
Transfer agent fees: (Note 3e )
    Class A ............................. 170,725 127,930 116,506 74,585
    Class A1 ............................ 311,734 260,924 296,249 159,124
    Class C ............................. 19,250 8,933 13,347 4,571
    Class R6 ............................ 7,601 7,411 2,328 6,599
    Advisor Class ......................... 122,322 91,629 109,118 131,268
Custodian fee s .......................... 5,278 4,545 3,694 2,279
Reports to shareholders fees ............... 32,986 21,530 30,158 18,616
Registration and filing fees ................. 32,937 11,190 16,671 12,485
Professional fees ........................ 69,399 66,162 67,281 66,411
Trustees' fees and expenses ............... 9,850 8,571 7,168 4,750
Other ................................. 135,567 100,253 109,116 76,422
Total expenses ...................... 6,594,650 5,605,367 4,897,266 3,230,451
Expenses waived/paid by affiliates (Note 3 g ) (1,866) (300) (1,672) (1,182)
Net expenses ...................... 6,592,784 5,605,067 4,895,594 3,229,269
Net investment income ............. 32,519,106 28,611,109 23,785,832 13,936,436
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (6,491,298) (4,083,205) (3,244,520) (4,306,875)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 11,138,583 7,604,688 5,611,736 3,799,244
Unfunded commitment s ................. — (188,866) (138,832) (78,906)
Net change in unrealized appreciation
(depreciation) ...................... 11,138,583 7,415,822 5,472,904 3,720,338
Net realized and unrealized gain (loss) ......... 4,647,285 3,332,617 2,228,384 (586,537)
Net increase (decrease) in net assets resulting from
operations ............................... $37,166,391 $31,943,726 $26,014,216 $13,349,899

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Alabama Tax-Free Income Fund Franklin Arizona Tax-Free Income Fund
Year Ended
February 28, 2026
Year Ended
February 28, 2025
Year Ended
February 28, 2026
Year Ended
February 28, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $5,192,598 $5,055,753 $21,844,914 $22,470,400
Net realized gain (loss) ............ (1,370,682) (2,116,956) (9,247,819) (2,355,400)
Net change in unrealized appreciation
(depreciation) ................. 2,669,843 2,413,922 9,958,942 6,791,691
Net increase (decrease) in net
assets resulting from operations . 6,491,759 5,352,719 22,556,037 26,906,691
Distributions to shareholders:
Class A ........................ (1,274,358) (1,264,229) (6,984,200) (6,855,198)
Class A1 ....................... (2,966,539) (3,050,548) (9,326,369) (10,503,284)
Class C ........................ (67,840) (105,071) (422,718) (539,055)
Class R6 ....................... (65,889) (43,915) (837,764) (826,446)
Advisor Class ................... (750,911) (579,510) (4,008,556) (3,550,091)
Total distributions to shareholders ..... (5,125,537) (5,043,273) (21,579,607) (22,274,074)
Capital share transactions: (Note 2 )
Class A ........................ (4,749,976) (1,388,625) (24,386,554) 7,836,460
Class A1 ....................... (8,373,113) (15,007,110) (50,509,501) (46,246,790)
Class C ........................ (1,150,341) (2,581,761) (3,811,040) (7,365,284)
Class R6 ....................... 1,275,876 811,955 (1,764,158) 309,240
Advisor Class ................... 5,264,002 1,001,397 (11,575,389) 18,242,989
Total capital share transactions ....... (7,733,552) (17,164,144) (92,046,642) (27,223,385)
Net increase (decrease) in net
assets ..................... (6,367,330) (16,854,698) (91,070,212) (22,590,768)
Net assets:
Beginning of year .................. 177,451,649 194,306,347 700,911,366 723,502,134
End of year ...................... $171,084,319 $177,451,649 $609,841,154 $700,911,366

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Colorado Tax-Free Income Fund Franklin Connecticut Tax-Free Income Fund
Year Ended
February 28, 2026
Year Ended
February 28, 2025
Year Ended
February 28, 2026
Year Ended
February 28, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $16,803,723 $15,741,191 $4,519,691 $3,970,333
Net realized gain (loss) ............ (1,586,872) (3,479,654) (815,961) (1,082,899)
Net change in unrealized appreciation
(depreciation) ................. 4,483,143 5,543,247 3,439,911 1,703,824
Net increase (decrease) in net
assets resulting from operations . 19,699,994 17,804,784 7,143,641 4,591,258
Distributions to shareholders:
Class A ........................ (3,722,951) (3,656,093) (831,919) (808,447)
Class A1 ....................... (7,015,553) (7,610,725) (2,208,679) (2,349,511)
Class C ........................ (269,575) (365,945) (57,545) (74,474)
Class R6 ....................... (742,378) (525,479) (295,354) (210,247)
Advisor Class ................... (4,405,621) (3,424,129) (1,076,513) (506,052)
Total distributions to shareholders ..... (16,156,078) (15,582,371) (4,470,010) (3,948,731)
Capital share transactions: (Note 2 )
Class A ........................ (1,729,324) 22,180 (182,840) 1,279,946
Class A1 ....................... (25,858,648) (29,193,784) (7,434,941) (9,772,402)
Class C ........................ (4,094,302) (4,294,971) (77,091) (1,314,268)
Class R6 ....................... 8,775,056 339,288 3,659,479 973,916
Advisor Class ................... 7,260,080 33,613,783 10,483,669 14,216,107
Total capital share transactions ....... (15,647,138) 486,496 6,448,276 5,383,299
Net increase (decrease) in net
assets ..................... (12,103,222) 2,708,909 9,121,907 6,025,826
Net assets:
Beginning of year .................. 509,084,074 506,375,165 151,897,675 145,871,849
End of year ...................... $496,980,852 $509,084,074 $161,019,582 $151,897,675

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Federal Intermediate-Term Tax-Free
Income Fund
Franklin Federal Limited-Term Tax-Free
Income Fund
Year Ended
February 28, 2026
Year Ended
February 28, 2025
Year Ended
February 28, 2026
Year Ended
February 28, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $69,315,898 $64,044,183 $24,670,635 $24,495,106
Net realized gain (loss) ............ (16,888,180) (15,015,407) (4,112,057) (1,331,495)
Net change in unrealized appreciation
(depreciation) ................. 57,098,957 29,544,759 17,283,661 12,581,947
Net increase (decrease) in net
assets resulting from operations . 109,526,675 78,573,535 37,842,239 35,745,558
Distributions to shareholders:
Class A ........................ (20,850,434) (18,358,973) (8,896,612) (8,602,470)
Class A1 ....................... (19,334,804) (20,166,540) (5,725,160) (6,432,023)
Class C ........................ (471,619) (589,434) — —
Class R6 ....................... (4,180,478) (3,947,335) (1,648,274) (1,673,784)
Advisor Class ................... (23,974,959) (20,500,589) (8,260,174) (7,767,029)
Total distributions to shareholders ..... (68,812,294) (63,562,871) (24,530,220) (24,475,306)
Capital share transactions: (Note 2 )
Class A ........................ 2,491,425 (16,945,916) (1,926,007) (3,344,225)
Class A1 ....................... (94,426,474) (111,634,068) (27,442,296) (34,345,375)
Class C ........................ (5,940,333) (8,138,280) — —
Class R6 ....................... (1,151,683) (5,548,062) (1,076,588) (652,314)
Advisor Class ................... 15,143,593 39,287,401 22,069,443 990,447
Total capital share transactions ....... (83,883,472) (102,978,925) (8,375,448) (37,351,467)
Net increase (decrease) in net
assets ..................... (43,169,091) (87,968,261) 4,936,571 (26,081,215)
Net assets:
Beginning of year .................. 2,111,252,594 2,199,220,855 880,860,705 906,941,920
End of year ...................... $2,068,083,503 $2,111,252,594 $885,797,276 $880,860,705

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Georgia Tax-Free Income Fund Franklin High Yield Tax-Free Income Fund
Year Ended
February 28, 2026
Year Ended
February 28, 2025
Year Ended
February 28, 2026
Year Ended
February 28, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $8,729,512 $8,777,315 $222,619,256 $225,245,589
Net realized gain (loss) ............ (2,852,681) (4,902,773) (37,736,162) (59,396,957)
Net change in unrealized appreciation
(depreciation) ................. 4,133,250 4,996,416 18,713,315 172,570,644
Net increase (decrease) in net
assets resulting from operations . 10,010,081 8,870,958 203,596,409 338,419,276
Distributions to shareholders:
Class A ........................ (2,044,041) (2,090,210) (71,142,595) (66,131,487)
Class A1 ....................... (4,411,156) (4,775,123) (95,317,395) (103,005,160)
Class C ........................ (204,188) (274,960) (4,146,883) (4,914,717)
Class R6 ....................... (438,324) (336,527) (9,818,032) (9,033,942)
Advisor Class ................... (1,520,142) (1,293,158) (38,197,238) (36,734,753)
Total distributions to shareholders ..... (8,617,851) (8,769,978) (218,622,143) (219,820,059)
Capital share transactions: (Note 2 )
Class A ........................ (6,499,454) (1,970,120) 59,367,666 111,935,673
Class A1 ....................... (20,471,191) (19,700,823) (201,276,410) (213,143,378)
Class C ........................ (2,488,976) (4,897,289) (19,756,162) (24,055,273)
Class R6 ....................... 3,129,413 1,127,081 28,758,880 26,142,724
Advisor Class ................... (2,410,449) 1,841,819 13,981,881 28,243,991
Total capital share transactions ....... (28,740,657) (23,599,332) (118,924,145) (70,876,263)
Net increase (decrease) in net
assets ..................... (27,348,427) (23,498,352) (133,949,879) 47,722,954
Net assets:
Beginning of year .................. 297,035,436 320,533,788 4,942,235,970 4,894,513,016
End of year ...................... $269,687,009 $297,035,436 $4,808,286,091 $4,942,235,970

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Louisiana Tax-Free Income Fund Franklin Maryland Tax-Free Income Fund
Year Ended
February 28, 2026
Year Ended
February 28, 2025
Year Ended
February 28, 2026
Year Ended
February 28, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $7,082,083 $7,410,036 $11,245,254 $9,999,331
Net realized gain (loss) ............ (3,388,452) (3,208,938) (7,648,339) (1,608,899)
Net change in unrealized appreciation
(depreciation) ................. 2,377,570 4,282,090 6,310,735 1,950,422
Net increase (decrease) in net
assets resulting from operations . 6,071,201 8,483,188 9,907,650 10,340,854
Distributions to shareholders:
Class A ........................ (1,637,143) (1,650,490) (3,039,298) (2,890,698)
Class A1 ....................... (3,975,432) (4,334,929) (4,187,585) (4,671,284)
Class C ........................ (142,566) (184,543) (234,685) (304,797)
Class R6 ....................... (229,540) (253,158) (797,400) (430,075)
Advisor Class ................... (1,162,830) (970,008) (2,733,633) (1,646,933)
Total distributions to shareholders ..... (7,147,511) (7,393,128) (10,992,601) (9,943,787)
Capital share transactions: (Note 2 )
Class A ........................ (4,355,684) (4,452,781) (7,562,763) 9,192,945
Class A1 ....................... (17,403,712) (22,448,935) (19,571,499) (12,180,420)
Class C ........................ (2,865,276) (1,608,616) (1,335,892) (4,450,088)
Class R6 ....................... (1,854,670) 464,318 10,710,945 5,574,256
Advisor Class ................... (1,438,448) 4,840,543 1,416,252 29,111,690
Total capital share transactions ....... (27,917,790) (23,205,471) (16,342,957) 27,248,383
Net increase (decrease) in net
assets ..................... (28,994,100) (22,115,411) (17,427,908) 27,645,450
Net assets:
Beginning of year .................. 247,138,954 269,254,365 334,911,156 307,265,706
End of year ...................... $218,144,854 $247,138,954 $317,483,248 $334,911,156

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Massachusetts Tax-Free Income
Fund Franklin Michigan Tax-Free Income Fund
Year Ended
February 28, 2026
Year Ended
February 28, 2025
Year Ended
February 28, 2026
Year Ended
February 28, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $10,639,114 $8,138,964 $22,473,450 $21,011,644
Net realized gain (loss) ............ (4,769,653) (1,657,375) (5,495,119) (1,632,958)
Net change in unrealized appreciation
(depreciation) ................. 7,639,048 561,098 8,208,634 1,287,093
Net increase (decrease) in net
assets resulting from operations . 13,508,509 7,042,687 25,186,965 20,665,779
Distributions to shareholders:
Class A ........................ (1,264,927) (1,287,031) (3,899,408) (3,768,453)
Class A1 ....................... (3,707,344) (4,012,312) (13,080,665) (13,870,021)
Class C ........................ (113,013) (152,754) (363,296) (453,289)
Class R6 ....................... (904,606) (460,149) (585,275) (402,112)
Advisor Class ................... (4,569,454) (2,225,275) (4,053,471) (2,456,292)
Total distributions to shareholders ..... (10,559,344) (8,137,521) (21,982,115) (20,950,167)
Capital share transactions: (Note 2 )
Class A ........................ 324,107 (5,201,106) (7,455,222) 2,447,583
Class A1 ....................... (15,149,113) (17,247,906) (41,069,958) (41,049,815)
Class C ........................ (1,784,765) (2,304,507) (2,846,906) (5,669,702)
Class R6 ....................... 16,027,944 (4,503,934) 11,027,079 (3,280,817)
Advisor Class ................... 10,291,782 50,379,871 11,298,626 46,739,580
Total capital share transactions ....... 9,709,955 21,122,418 (29,046,381) (813,171)
Net increase (decrease) in net
assets ..................... 12,659,120 20,027,584 (25,841,531) (1,097,559)
Net assets:
Beginning of year .................. 326,791,531 306,763,947 690,093,496 691,191,055
End of year ...................... $339,450,651 $326,791,531 $664,251,965 $690,093,496

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Minnesota Tax-Free Income Fund Franklin Missouri Tax-Free Income Fund
Year Ended
February 28, 2026
Year Ended
February 28, 2025
Year Ended
February 28, 2026
Year Ended
February 28, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $20,149,378 $21,184,123 $22,818,771 $22,871,021
Net realized gain (loss) ............ (1,710,780) (8,838,092) (8,262,113) (6,091,757)
Net change in unrealized appreciation
(depreciation) ................. 9,232,585 10,256,639 8,200,235 7,785,243
Net increase (decrease) in net
assets resulting from operations . 27,671,183 22,602,670 22,756,893 24,564,507
Distributions to shareholders:
Class A ........................ (5,317,894) (5,176,387) (6,310,421) (5,952,012)
Class A1 ....................... (8,498,273) (9,695,099) (11,644,763) (12,917,466)
Class C ........................ (611,360) (812,348) (375,620) (547,921)
Class R6 ....................... (663,721) (610,246) (1,189,576) (898,734)
Advisor Class ................... (4,880,963) (4,610,208) (2,940,352) (2,402,816)
Total distributions to shareholders ..... (19,972,211) (20,904,288) (22,460,732) (22,718,949)
Capital share transactions: (Note 2 )
Class A ........................ (4,657,107) 5,265,809 9,394,320 6,082,736
Class A1 ....................... (52,276,649) (39,152,098) (48,213,782) (46,114,696)
Class C ........................ (5,774,188) (11,475,468) (4,760,556) (8,483,694)
Class R6 ....................... (2,278,284) 5,037,758 8,292,170 8,627,271
Advisor Class ................... 17,792,179 (9,825,360) 1,490,504 11,545,141
Total capital share transactions ....... (47,194,049) (50,149,359) (33,797,344) (28,343,242)
Net increase (decrease) in net
assets ..................... (39,495,077) (48,450,977) (33,501,183) (26,497,684)
Net assets:
Beginning of year .................. 659,679,512 708,130,489 667,129,560 693,627,244
End of year ...................... $620,184,435 $659,679,512 $633,628,377 $667,129,560

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income
Fund
Year Ended
February 28, 2026
Year Ended
February 28, 2025
Year Ended
February 28, 2026
Year Ended
February 28, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $25,712,556 $22,476,071 $17,567,385 $16,239,104
Net realized gain (loss) ............ (2,313,053) (2,882,252) (4,329,509) (3,082,719)
Net change in unrealized appreciation
(depreciation) ................. 13,291,054 3,859,662 9,688,947 5,712,813
Net increase (decrease) in net
assets resulting from operations . 36,690,557 23,453,481 22,926,823 18,869,198
Distributions to shareholders:
Class A ........................ (6,373,969) (4,043,717) (3,590,326) (3,525,331)
Class A1 ....................... (9,051,598) (9,953,204) (7,101,956) (7,754,877)
Class C ........................ (417,636) (631,096) (332,363) (400,080)
Class R6 ....................... (1,675,618) (1,560,709) (1,502,586) (998,487)
Advisor Class ................... (7,985,026) (6,229,341) (4,836,268) (3,473,429)
Total distributions to shareholders ..... (25,503,847) (22,418,067) (17,363,499) (16,152,204)
Capital share transactions: (Note 2 )
Class A ........................ 105,991,788 7,788,063 (159,761) (4,206,476)
Class A1 ....................... (34,250,936) (36,864,041) (37,335,129) (34,526,658)
Class C ........................ (6,268,307) (10,756,575) (2,615,344) (5,791,818)
Class R6 ....................... 302,435 10,069,794 557,554 21,880,720
Advisor Class ................... (234,691) 49,228,633 8,632,021 41,038,345
Total capital share transactions ....... 65,540,289 19,465,874 (30,920,659) 18,394,113
Net increase (decrease) in net
assets ..................... 76,726,999 20,501,288 (25,357,335) 21,111,107
Net assets:
Beginning of year .................. 760,320,148 739,818,860 611,221,238 590,110,131
End of year ...................... $837,047,147 $760,320,148 $585,863,903 $611,221,238

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Ohio Tax-Free Income Fund Franklin Oregon Tax-Free Income Fund
Year Ended
February 28, 2026
Year Ended
February 28, 2025
Year Ended
February 28, 2026
Year Ended
February 28, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $32,519,106 $33,016,888 $28,611,109 $28,001,329
Net realized gain (loss) ............ (6,491,298) (5,247,463) (4,083,205) (8,329,156)
Net change in unrealized appreciation
(depreciation) ................. 11,138,583 6,853,679 7,415,822 7,244,301
Net increase (decrease) in net
assets resulting from operations . 37,166,391 34,623,104 31,943,726 26,916,474
Distributions to shareholders:
Class A ........................ (8,352,896) (8,061,025) (6,831,174) (6,318,013)
Class A1 ....................... (15,961,069) (17,151,069) (14,594,900) (15,526,589)
Class C ........................ (821,290) (1,165,900) (415,309) (588,009)
Class R6 ....................... (778,150) (715,492) (994,445) (872,178)
Advisor Class ................... (6,421,944) (5,854,179) (5,249,828) (4,581,222)
Total distributions to shareholders ..... (32,335,349) (32,947,665) (28,085,656) (27,886,011)
Capital share transactions: (Note 2 )
Class A ........................ (6,095,152) (2,673,883) 4,820,335 7,277,779
Class A1 ....................... (57,390,086) (67,112,354) (55,480,751) (59,578,942)
Class C ........................ (11,809,959) (19,562,071) (6,350,045) (9,716,025)
Class R6 ....................... (1,173,470) 2,069,386 1,373,474 3,473,191
Advisor Class ................... (3,489,233) (1,461,516) 12,012,035 12,664,315
Total capital share transactions ....... (79,957,900) (88,740,438) (43,624,952) (45,879,682)
Net increase (decrease) in net
assets ..................... (75,126,858) (87,064,999) (39,766,882) (46,849,219)
Net assets:
Beginning of year .................. 991,367,505 1,078,432,504 854,660,116 901,509,335
End of year ...................... $916,240,647 $991,367,505 $814,893,234 $854,660,116

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Pennsylvania Tax-Free Income Fund Franklin Virginia Tax-Free Income Fund
Year Ended
February 28, 2026
Year Ended
February 28, 2025
Year Ended
February 28, 2026
Year Ended
February 28, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $23,785,832 $21,463,626 $13,936,436 $11,825,701
Net realized gain (loss) ............ (3,244,520) (7,147,479) (4,306,875) (5,717,022)
Net change in unrealized appreciation
(depreciation) ................. 5,472,904 8,926,908 3,720,338 7,194,058
Net increase (decrease) in net
assets resulting from operations . 26,014,216 23,243,055 13,349,899 13,302,737
Distributions to shareholders:
Class A ........................ (4,781,245) (4,648,295) (2,436,639) (2,324,899)
Class A1 ....................... (12,782,596) (13,620,443) (5,480,033) (5,739,995)
Class C ........................ (483,876) (664,656) (127,835) (175,324)
Class R6 ....................... (315,865) (291,829) (1,103,410) (346,281)
Advisor Class ................... (4,776,098) (2,296,427) (4,644,330) (3,189,146)
Total distributions to shareholders ..... (23,139,680) (21,521,650) (13,792,247) (11,775,645)
Capital share transactions: (Note 2 )
Class A ........................ (4,476,566) (2,886,534) (2,547,815) 898,176
Class A1 ....................... (46,301,324) (45,615,545) (19,873,871) (21,660,536)
Class C ........................ (5,931,781) (9,397,845) (1,665,862) (3,003,688)
Class R6 ....................... 1,912,165 (1,622,458) 18,692,355 13,080,996
Advisor Class ................... 11,300,178 62,270,503 942,554 44,197,257
Total capital share transactions ....... (43,497,328) 2,748,121 (4,452,639) 33,512,205
Net increase (decrease) in net
assets ..................... (40,622,792) 4,469,526 (4,894,987) 35,039,297
Net assets:
Beginning of year .................. 711,284,617 706,815,091 453,029,583 417,990,286
End of year ...................... $670,661,825 $711,284,617 $448,134,596 $453,029,583

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Tax-Free Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of
twenty separate funds (Funds). The Funds follow the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and apply the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
classes of shares offered within each of the Funds are
indicated below. Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Class A, Class A1, Class R6 & Advisor Class
Franklin Federal Limited-Term Tax-Free Income Fund
Class A, Class A1, Class C, Class R6 & Advisor Class
Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC)
securities are valued within the range of the most recent
quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according
to the broadest and most representative market. Certain
equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.

Franklin Tax-Free Trust
Notes to Financial Statements

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Annual Report
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds
will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date.
c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of February 28, 2026, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). The Funds' federal and state income and federal
excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state
departments of revenue.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and
losses are recorded as an adjustment to interest income.
Dividends from net investment income are normally declared
daily; these dividends may be reinvested or paid monthly
to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Some municipal securities in the Funds are secured by
collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Alabama Tax-Free
Income Fund
Franklin Arizona Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2026
Shares sold
a
................................... 478,372 $4,804,457 3,929,991 $37,898,354
Shares issued in reinvestment of distributions .......... 121,729 1,218,853 673,133 6,491,012
Shares redeemed ............................... (1,071,721) (10,773,286) (7,132,672) (68,775,920)
Net increase (decrease) .......................... (471,620) $(4,749,976) (2,529,548) $(24,386,554)
Year ended February 28, 2025
Shares sold
a
................................... 638,137 $6,494,980 5,541,819 $54,570,200
Shares issued in reinvestment of distributions .......... 119,658 1,219,241 644,777 6,333,661
Shares redeemed ............................... (893,344) (9,102,846) (5,393,773) (53,067,401)
Net increase (decrease) .......................... (135,549) $(1,388,625) 792,823 $7,836,460
Class A1
1. Organization and Significant Accounting Policies
(continued)
e. Insurance
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Alabama Tax-Free
Income Fund
Franklin Arizona Tax-Free
Income Fund
Shares Amount Shares Amount
Class A1 Shares:
Year ended February 28, 2026
Shares sold ................................... 257,731 $2,583,806 545,850 $5,243,598
Shares issued in reinvestment of distributions .......... 266,794 2,668,782 842,496 8,106,333
Shares redeemed ............................... (1,365,692) (13,625,701) (6,622,322) (63,859,432)
Net increase (decrease) .......................... (841,167) $(8,373,113) (5,233,976) $(50,509,501)
Year ended February 28, 2025
Shares sold ................................... 111,861 $1,135,299 997,567 $9,809,427
Shares issued in reinvestment of distributions .......... 272,747 2,775,449 937,913 9,192,420
Shares redeemed ............................... (1,855,871) (18,917,858) (6,648,861) (65,248,637)
Net increase (decrease) .......................... (1,471,263) $(15,007,110) (4,713,381) $(46,246,790)
Class C
Class C Shares:
Year ended February 28, 2026
Shares sold ................................... 12,256 $124,462 175,197 $1,716,685
Shares issued in reinvestment of distributions .......... 6,189 62,659 42,612 417,022
Shares redeemed
a
.............................. (131,927) (1,337,462) (605,738) (5,944,747)
Net increase (decrease) .......................... (113,482) $(1,150,341) (387,929) $(3,811,040)
Year ended February 28, 2025
Shares sold ................................... 19,751 $205,697 124,614 $1,238,794
Shares issued in reinvestment of distributions .......... 9,270 95,581 53,303 531,376
Shares redeemed
a
.............................. (280,003) (2,883,039) (914,608) (9,135,454)
Net increase (decrease) .......................... (250,982) $(2,581,761) (736,691) $(7,365,284)
Class R6
Class R6 Shares:
Year ended February 28, 2026
Shares sold ................................... 212,597 $2,152,335 644,529 $6,187,895
Shares issued in reinvestment of distributions .......... 5,044 50,522 83,998 810,941
Shares redeemed ............................... (93,138) (926,981) (911,965) (8,762,994)
Net increase (decrease) .......................... 124,503 $1,275,876 (183,438) $(1,764,158)
Year ended February 28, 2025
Shares sold ................................... 117,208 $1,193,217 822,312 $8,089,412
Shares issued in reinvestment of distributions .......... 4,091 41,667 84,099 827,251
Shares redeemed ............................... (41,297) (422,929) (874,910) (8,607,423)
Net increase (decrease) .......................... 80,002 $811,955 31,501 $309,240
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

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Annual Report
NII distributions - ensure per share amount per class is reasonable based on class specific expenses
Franklin Alabama Tax-Free
Income Fund
Franklin Arizona Tax-Free
Income Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended February 28, 2026
Shares sold ................................... 1,249,676 $12,504,569 3,650,648 $35,110,082
Shares issued in reinvestment of distributions .......... 67,222 673,231 377,712 3,644,896
Shares redeemed ............................... (788,099) (7,913,798) (5,233,661) (50,330,367)
Net increase (decrease) .......................... 528,799 $5,264,002 (1,205,301) $(11,575,389)
Year ended February 28, 2025
Shares sold ................................... 528,630 $5,408,251 4,191,713 $41,213,760
Shares issued in reinvestment of distributions .......... 50,757 516,632 330,640 3,251,762
Shares redeemed ............................... (481,437) (4,923,486) (2,665,220) (26,222,533)
Net increase (decrease) .......................... 97,950 $1,001,397 1,857,133 $18,242,989
Franklin Colorado Tax-Free
Income Fund
Franklin Connecticut Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2026
Shares sold
a
................................... 2,774,805 $28,861,537 678,820 $6,106,022
Shares issued in reinvestment of distributions .......... 351,946 3,650,274 79,544 714,563
Shares redeemed ............................... (3,302,140) (34,241,135) (789,919) (7,003,425)
Net increase (decrease) .......................... (175,389) $(1,729,324) (31,555) $(182,840)
Year ended February 28, 2025
Shares sold
a
................................... 1,899,678 $20,082,461 713,625 $6,497,637
Shares issued in reinvestment of distributions .......... 341,797 3,605,205 79,983 728,221
Shares redeemed ............................... (2,245,783) (23,665,486) (652,067) (5,945,912)
Net increase (decrease) .......................... (4,308) $22,180 141,541 $1,279,946
Class A1
Class A1 Shares:
Year ended February 28, 2026
Shares sold ................................... 388,445 $4,015,584 77,359 $686,996
Shares issued in reinvestment of distributions .......... 629,031 6,516,630 202,509 1,816,596
Shares redeemed ............................... (3,502,186) (36,390,862) (1,104,429) (9,938,533)
Net increase (decrease) .......................... (2,484,710) $(25,858,648) (824,561) $(7,434,941)
Year ended February 28, 2025
Shares sold ................................... 583,655 $6,148,795 94,567 $861,875
Shares issued in reinvestment of distributions .......... 675,945 7,124,173 213,706 1,943,452
Shares redeemed ............................... (4,028,633) (42,466,752) (1,382,480) (12,577,729)
Net increase (decrease) .......................... (2,769,033) $(29,193,784) (1,074,207) $(9,772,402)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

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Annual Report
Franklin Colorado Tax-Free
Income Fund
Franklin Connecticut Tax-Free
Income Fund
Shares Amount Shares Amount
Class C Shares:
Year ended February 28, 2026
Shares sold ................................... 282,003 $2,938,951 69,697 $642,166
Shares issued in reinvestment of distributions .......... 24,988 261,868 5,911 53,472
Shares redeemed
a
.............................. (694,355) (7,295,121) (86,424) (772,729)
Net increase (decrease) .......................... (387,364) $(4,094,302) (10,816) $(77,091)
Year ended February 28, 2025
Shares sold ................................... 128,268 $1,377,830 27,468 $253,516
Shares issued in reinvestment of distributions .......... 33,392 356,181 7,544 69,125
Shares redeemed
a
.............................. (563,622) (6,028,982) (178,382) (1,636,909)
Net increase (decrease) .......................... (401,962) $(4,294,971) (143,370) $(1,314,268)
Class R6
Class R6 Shares:
Year ended February 28, 2026
Shares sold ................................... 1,569,597 $16,144,158 543,994 $4,850,314
Shares issued in reinvestment of distributions .......... 52,967 549,449 2,833 25,446
Shares redeemed ............................... (766,647) (7,918,551) (138,782) (1,216,281)
Net increase (decrease) .......................... 855,917 $8,775,056 408,045 $3,659,479
Year ended February 28, 2025
Shares sold ................................... 511,262 $5,383,627 148,960 $1,358,790
Shares issued in reinvestment of distributions .......... 49,975 527,024 2,485 22,603
Shares redeemed ............................... (527,368) (5,571,363) (44,864) (407,477)
Net increase (decrease) .......................... 33,869 $339,288 106,581 $973,916
Advisor Class
Advisor Class Shares:
Year ended February 28, 2026
Shares sold ................................... 4,164,815 $43,196,687 1,857,732 $16,552,740
Shares issued in reinvestment of distributions .......... 410,361 4,253,504 109,272 981,285
Shares redeemed ............................... (3,903,610) (40,190,111) (788,362) (7,050,356)
Net increase (decrease) .......................... 671,566 $7,260,080 1,178,642 $10,483,669
Year ended February 28, 2025
Shares sold ................................... 5,133,950 $54,063,343 2,080,114 $18,908,737
Shares issued in reinvestment of distributions .......... 312,842 3,298,677 46,732 424,853
Shares redeemed ............................... (2,251,407) (23,748,237) (563,572) (5,117,483)
Net increase (decrease) .......................... 3,195,385 $33,613,783 1,563,274 $14,216,107
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

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Annual Report
Franklin Federal Intermediate-
Term Tax-Free Income Fund
Franklin Federal Limited-Term
Tax-Free Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2026
Shares sold
a
................................... 11,721,754 $132,152,473 7,637,184 $78,916,915
Shares issued in reinvestment of distributions .......... 1,765,993 19,926,148 830,239 8,596,410
Shares redeemed ............................... (13,299,429) (149,587,196) (8,649,136) (89,439,332)
Net increase (decrease) .......................... 188,318 $2,491,425 (181,713) $(1,926,007)
Year ended February 28, 2025
Shares sold
a
................................... 10,982,749 $123,948,078 6,892,368 $70,775,719
Shares issued in reinvestment of distributions .......... 1,563,501 17,616,067 811,953 8,328,548
Shares redeemed ............................... (14,066,150) (158,510,061) (8,041,588) (82,448,492)
Net increase (decrease) .......................... (1,519,900) $(16,945,916) (337,267) $(3,344,225)
Class A1
Class A1 Shares:
Year ended February 28, 2026
Shares sold ................................... 1,664,043 $18,739,772 588,486 $6,098,388
Shares issued in reinvestment of distributions .......... 1,596,462 17,976,882 508,482 5,268,517
Shares redeemed ............................... (11,661,751) (131,143,128) (3,748,540) (38,809,201)
Net increase (decrease) .......................... (8,401,246) $(94,426,474) (2,651,572) $(27,442,296)
Year ended February 28, 2025
Shares sold ................................... 1,390,494 $15,660,627 645,754 $6,653,530
Shares issued in reinvestment of distributions .......... 1,681,239 18,915,067 582,532 5,979,766
Shares redeemed ............................... (12,995,548) (146,209,762) (4,577,875) (46,978,671)
Net increase (decrease) .......................... (9,923,815) $(111,634,068) (3,349,589) $(34,345,375)
Class C
Class C Shares:
Year ended February 28, 2026
Shares sold ................................... 211,989 $2,399,352 — $—
Shares issued in reinvestment of distributions .......... 40,651 458,877 — —
Shares redeemed
a
.............................. (783,633) (8,798,562) — —
Net increase (decrease) .......................... (530,993) $(5,940,333) — $—
Year ended February 28, 2025
Shares sold ................................... 207,531 $2,338,864 — $—
Shares issued in reinvestment of distributions .......... 50,998 575,490 — —
Shares redeemed
a
.............................. (978,388) (11,052,634) — —
Net increase (decrease) .......................... (719,859) $(8,138,280) — $—
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Federal Intermediate-
Term Tax-Free Income Fund
Franklin Federal Limited-Term
Tax-Free Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended February 28, 2026
Shares sold ................................... 2,695,752 $30,436,761 1,132,419 $11,708,219
Shares issued in reinvestment of distributions .......... 269,751 3,046,978 158,592 1,642,170
Shares redeemed ............................... (3,076,828) (34,635,422) (1,396,961) (14,426,977)
Net increase (decrease) .......................... (111,325) $(1,151,683) (105,950) $(1,076,588)
Year ended February 28, 2025
Shares sold ................................... 2,242,031 $25,293,502 1,410,997 $14,475,512
Shares issued in reinvestment of distributions .......... 264,997 2,989,749 158,493 1,626,261
Shares redeemed ............................... (2,998,307) (33,831,313) (1,632,905) (16,754,087)
Net increase (decrease) .......................... (491,279) $(5,548,062) (63,415) $(652,314)
Advisor Class
Advisor Class Shares:
Year ended February 28, 2026
Shares sold ................................... 12,855,938 $144,924,568 5,384,241 $55,749,425
Shares issued in reinvestment of distributions .......... 1,486,946 16,797,823 271,684 2,815,588
Shares redeemed ............................... (13,010,318) (146,578,798) (3,521,254) (36,495,570)
Net increase (decrease) .......................... 1,332,566 $15,143,593 2,134,671 $22,069,443
Year ended February 28, 2025
Shares sold ................................... 16,711,712 $188,572,875 5,219,717 $53,518,710
Shares issued in reinvestment of distributions .......... 1,316,955 14,857,777 262,374 2,692,770
Shares redeemed ............................... (14,548,197) (164,143,251) (5,380,982) (55,221,033)
Net increase (decrease) .......................... 3,480,470 $39,287,401 101,109 $990,447
Franklin Georgia Tax-Free
Income Fund
Franklin High Yield Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2026
Shares sold
a
................................... 944,502 $9,904,217 40,527,420 $356,295,840
Shares issued in reinvestment of distributions .......... 177,353 1,855,399 7,614,548 66,880,894
Shares redeemed ............................... (1,739,804) (18,259,070) (41,501,818) (363,809,068)
Net increase (decrease) .......................... (617,949) $(6,499,454) 6,640,150 $59,367,666
Year ended February 28, 2025
Shares sold
a
................................... 965,017 $10,292,812 40,102,449 $359,721,968
Shares issued in reinvestment of distributions .......... 180,214 1,923,023 6,906,325 61,883,519
Shares redeemed ............................... (1,327,914) (14,185,955) (34,564,840) (309,669,814)
Net increase (decrease) .......................... (182,683) $(1,970,120) 12,443,934 $111,935,673
Class A1
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Georgia Tax-Free
Income Fund
Franklin High Yield Tax-Free
Income Fund
Shares Amount Shares Amount
Class A1 Shares:
Year ended February 28, 2026
Shares sold ................................... 279,205 $2,948,487 6,037,163 $53,065,466
Shares issued in reinvestment of distributions .......... 369,256 3,860,014 9,634,169 84,529,158
Shares redeemed ............................... (2,609,489) (27,279,692) (38,636,346) (338,871,034)
Net increase (decrease) .......................... (1,961,028) $(20,471,191) (22,965,014) $(201,276,410)
Year ended February 28, 2025
Shares sold ................................... 146,721 $1,565,337 6,020,089 $53,973,808
Shares issued in reinvestment of distributions .......... 397,884 4,244,476 10,306,846 92,238,069
Shares redeemed ............................... (2,387,715) (25,510,636) (40,133,981) (359,355,255)
Net increase (decrease) .......................... (1,843,110) $(19,700,823) (23,807,046) $(213,143,378)
Class C
Class C Shares:
Year ended February 28, 2026
Shares sold ................................... 92,891 $987,810 1,611,418 $14,455,016
Shares issued in reinvestment of distributions .......... 19,004 201,528 446,985 3,999,353
Shares redeemed
a
.............................. (347,423) (3,678,314) (4,273,544) (38,210,531)
Net increase (decrease) .......................... (235,528) $(2,488,976) (2,215,141) $(19,756,162)
Year ended February 28, 2025
Shares sold ................................... 96,415 $1,046,103 1,789,089 $16,350,977
Shares issued in reinvestment of distributions .......... 24,979 270,414 520,616 4,753,049
Shares redeemed
a
.............................. (573,162) (6,213,806) (4,943,820) (45,159,299)
Net increase (decrease) .......................... (451,768) $(4,897,289) (2,634,115) $(24,055,273)
Class R6
Class R6 Shares:
Year ended February 28, 2026
Shares sold ................................... 647,615 $6,809,513 10,689,226 $94,140,154
Shares issued in reinvestment of distributions .......... 17,169 179,611 919,778 8,110,353
Shares redeemed ............................... (368,140) (3,859,711) (8,395,948) (73,491,627)
Net increase (decrease) .......................... 296,644 $3,129,413 3,213,056 $28,758,880
Year ended February 28, 2025
Shares sold ................................... 365,624 $3,899,764 9,679,207 $87,350,166
Shares issued in reinvestment of distributions .......... 16,454 175,584 842,772 7,585,156
Shares redeemed ............................... (277,436) (2,948,267) (7,616,584) (68,792,598)
Net increase (decrease) .......................... 104,642 $1,127,081 2,905,395 $26,142,724
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Georgia Tax-Free
Income Fund
Franklin High Yield Tax-Free
Income Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended February 28, 2026
Shares sold ................................... 1,028,732 $10,687,211 27,217,259 $240,086,634
Shares issued in reinvestment of distributions .......... 138,802 1,452,137 3,881,786 34,230,393
Shares redeemed ............................... (1,396,186) (14,549,797) (29,552,885) (260,335,146)
Net increase (decrease) .......................... (228,652) $(2,410,449) 1,546,160 $13,981,881
Year ended February 28, 2025
Shares sold ................................... 1,464,377 $15,616,121 25,056,263 $225,216,785
Shares issued in reinvestment of distributions .......... 115,535 1,233,564 3,644,235 32,776,224
Shares redeemed ............................... (1,406,546) (15,007,866) (25,594,103) (229,749,018)
Net increase (decrease) .......................... 173,366 $1,841,819 3,106,395 $28,243,991
Franklin Louisiana Tax-Free
Income Fund
Franklin Maryland Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2026
Shares sold
a
................................... 711,370 $7,066,827 1,234,267 $11,932,354
Shares issued in reinvestment of distributions .......... 149,374 1,488,633 292,970 2,830,156
Shares redeemed ............................... (1,299,471) (12,911,144) (2,322,976) (22,325,273)
Net increase (decrease) .......................... (438,727) $(4,355,684) (795,739) $(7,562,763)
Year ended February 28, 2025
Shares sold
a
................................... 780,017 $7,975,931 2,177,625 $21,656,278
Shares issued in reinvestment of distributions .......... 149,863 1,529,400 273,751 2,710,348
Shares redeemed ............................... (1,368,192) (13,958,112) (1,533,728) (15,173,681)
Net increase (decrease) .......................... (438,312) $(4,452,781) 917,648 $9,192,945
Class A1
Class A1 Shares:
Year ended February 28, 2026
Shares sold ................................... 123,693 $1,225,386 183,753 $1,783,388
Shares issued in reinvestment of distributions .......... 379,104 3,775,777 380,974 3,682,205
Shares redeemed ............................... (2,252,884) (22,404,875) (2,589,180) (25,037,092)
Net increase (decrease) .......................... (1,750,087) $(17,403,712) (2,024,453) $(19,571,499)
Year ended February 28, 2025
Shares sold ................................... 179,887 $1,837,974 248,644 $2,468,083
Shares issued in reinvestment of distributions .......... 408,738 4,168,222 417,110 4,129,361
Shares redeemed ............................... (2,786,838) (28,455,131) (1,892,996) (18,777,864)
Net increase (decrease) .......................... (2,198,213) $(22,448,935) (1,227,242) $(12,180,420)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Louisiana Tax-Free
Income Fund
Franklin Maryland Tax-Free
Income Fund
Shares Amount Shares Amount
Class C Shares:
Year ended February 28, 2026
Shares sold ................................... 27,784 $281,297 78,550 $773,760
Shares issued in reinvestment of distributions .......... 13,921 140,757 23,308 229,978
Shares redeemed
a
.............................. (326,371) (3,287,330) (237,984) (2,339,630)
Net increase (decrease) .......................... (284,666) $(2,865,276) (136,126) $(1,335,892)
Year ended February 28, 2025
Shares sold ................................... 102,752 $1,069,551 88,085 $889,748
Shares issued in reinvestment of distributions .......... 17,585 182,298 29,491 297,966
Shares redeemed
a
.............................. (275,884) (2,860,465) (556,432) (5,637,802)
Net increase (decrease) .......................... (155,547) $(1,608,616) (438,856) $(4,450,088)
Class R6
Class R6 Shares:
Year ended February 28, 2026
Shares sold ................................... 247,811 $2,477,597 1,736,072 $16,597,474
Shares issued in reinvestment of distributions .......... 22,804 227,071 40,669 393,776
Shares redeemed ............................... (459,549) (4,559,338) (651,042) (6,280,305)
Net increase (decrease) .......................... (188,934) $(1,854,670) 1,125,699 $10,710,945
Year ended February 28, 2025
Shares sold ................................... 254,601 $2,601,829 671,216 $6,662,231
Shares issued in reinvestment of distributions .......... 24,863 253,642 34,557 342,894
Shares redeemed ............................... (234,287) (2,391,153) (143,942) (1,430,869)
Net increase (decrease) .......................... 45,177 $464,318 561,831 $5,574,256
Advisor Class
Advisor Class Shares:
Year ended February 28, 2026
Shares sold ................................... 1,080,493 $10,740,421 2,411,072 $23,194,958
Shares issued in reinvestment of distributions .......... 113,293 1,129,465 268,979 2,603,550
Shares redeemed ............................... (1,338,197) (13,308,334) (2,537,150) (24,382,256)
Net increase (decrease) .......................... (144,411) $(1,438,448) 142,901 $1,416,252
Year ended February 28, 2025
Shares sold ................................... 1,407,910 $14,349,996 3,752,339 $37,104,935
Shares issued in reinvestment of distributions .......... 92,879 947,959 155,471 1,541,399
Shares redeemed ............................... (1,025,905) (10,457,412) (958,941) (9,534,644)
Net increase (decrease) .......................... 474,884 $4,840,543 2,948,869 $29,111,690
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Massachusetts Tax-Free
Income Fund
Franklin Michigan Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2026
Shares sold
a
................................... 1,066,527 $11,078,891 1,894,053 $19,582,051
Shares issued in reinvestment of distributions .......... 111,532 1,156,711 344,880 3,562,834
Shares redeemed ............................... (1,149,404) (11,911,495) (2,962,323) (30,600,107)
Net increase (decrease) .......................... 28,655 $324,107 (723,390) $(7,455,222)
Year ended February 28, 2025
Shares sold
a
................................... 442,798 $4,695,916 2,342,260 $24,578,334
Shares issued in reinvestment of distributions .......... 111,491 1,180,787 333,551 3,499,936
Shares redeemed ............................... (1,045,578) (11,077,809) (2,440,684) (25,630,687)
Net increase (decrease) .......................... (491,289) $(5,201,106) 235,127 $2,447,583
Class A1
Class A1 Shares:
Year ended February 28, 2026
Shares sold ................................... 117,953 $1,227,236 744,401 $7,707,404
Shares issued in reinvestment of distributions .......... 295,738 3,063,193 1,134,307 11,702,087
Shares redeemed ............................... (1,876,211) (19,439,542) (5,856,734) (60,479,449)
Net increase (decrease) .......................... (1,462,520) $(15,149,113) (3,978,026) $(41,069,958)
Year ended February 28, 2025
Shares sold ................................... 181,438 $1,919,385 616,956 $6,480,753
Shares issued in reinvestment of distributions .......... 312,161 3,304,052 1,186,094 12,427,154
Shares redeemed ............................... (2,118,465) (22,471,343) (5,718,206) (59,957,722)
Net increase (decrease) .......................... (1,624,866) $(17,247,906) (3,915,156) $(41,049,815)
Class C
Class C Shares:
Year ended February 28, 2026
Shares sold ................................... 37,076 $383,990 188,243 $1,989,747
Shares issued in reinvestment of distributions .......... 8,800 92,192 33,340 349,443
Shares redeemed
a
.............................. (215,673) (2,260,947) (495,374) (5,186,096)
Net increase (decrease) .......................... (169,797) $(1,784,765) (273,791) $(2,846,906)
Year ended February 28, 2025
Shares sold ................................... 56,811 $609,440 133,970 $1,432,387
Shares issued in reinvestment of distributions .......... 12,282 131,574 41,047 437,110
Shares redeemed
a
.............................. (283,402) (3,045,521) (707,629) (7,539,199)
Net increase (decrease) .......................... (214,309) $(2,304,507) (532,612) $(5,669,702)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Massachusetts Tax-Free
Income Fund
Franklin Michigan Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended February 28, 2026
Shares sold ................................... 2,108,993 $21,271,197 1,860,176 $19,255,064
Shares issued in reinvestment of distributions .......... 7,434 77,100 36,532 378,566
Shares redeemed ............................... (514,994) (5,320,353) (838,158) (8,606,551)
Net increase (decrease) .......................... 1,601,433 $16,027,944 1,058,550 $11,027,079
Year ended February 28, 2025
Shares sold ................................... 454,963 $4,803,730 254,853 $2,687,426
Shares issued in reinvestment of distributions .......... 7,343 77,756 36,095 379,592
Shares redeemed ............................... (886,111) (9,385,420) (605,619) (6,347,835)
Net increase (decrease) .......................... (423,805) $(4,503,934) (314,671) $(3,280,817)
Advisor Class
Advisor Class Shares:
Year ended February 28, 2026
Shares sold ................................... 4,050,445 $41,725,794 3,515,363 $36,243,940
Shares issued in reinvestment of distributions .......... 428,522 4,441,514 304,488 3,153,238
Shares redeemed ............................... (3,466,340) (35,875,526) (2,732,510) (28,098,552)
Net increase (decrease) .......................... 1,012,627 $10,291,782 1,087,341 $11,298,626
Year ended February 28, 2025
Shares sold ................................... 7,529,635 $79,372,971 5,939,976 $62,285,030
Shares issued in reinvestment of distributions .......... 199,967 2,116,275 199,187 2,094,587
Shares redeemed ............................... (2,939,972) (31,109,375) (1,676,428) (17,640,037)
Net increase (decrease) .......................... 4,789,630 $50,379,871 4,462,735 $46,739,580
Franklin Minnesota Tax-Free
Income Fund
Franklin Missouri Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2026
Shares sold
a
................................... 2,607,398 $28,879,255 4,834,743 $49,544,738
Shares issued in reinvestment of distributions .......... 465,859 5,160,787 595,714 6,096,805
Shares redeemed ............................... (3,505,485) (38,697,149) (4,539,065) (46,247,223)
Net increase (decrease) .......................... (432,228) $(4,657,107) 891,392 $9,394,320
Year ended February 28, 2025
Shares sold
a
................................... 2,799,789 $31,375,999 3,506,827 $36,726,003
Shares issued in reinvestment of distributions .......... 451,481 5,048,580 557,174 5,825,602
Shares redeemed ............................... (2,780,884) (31,158,770) (3,484,654) (36,468,869)
Net increase (decrease) .......................... 470,386 $5,265,809 579,347 $6,082,736
Class A1
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Minnesota Tax-Free
Income Fund
Franklin Missouri Tax-Free
Income Fund
Shares Amount Shares Amount
Class A1 Shares:
Year ended February 28, 2026
Shares sold ................................... 650,635 $7,252,685 731,518 $7,519,630
Shares issued in reinvestment of distributions .......... 717,377 7,936,459 1,047,846 10,706,096
Shares redeemed ............................... (6,080,331) (67,465,793) (6,505,855) (66,439,508)
Net increase (decrease) .......................... (4,712,319) $(52,276,649) (4,726,491) $(48,213,782)
Year ended February 28, 2025
Shares sold ................................... 620,767 $6,953,756 785,230 $8,214,096
Shares issued in reinvestment of distributions .......... 813,251 9,090,871 1,149,680 12,011,465
Shares redeemed ............................... (4,930,808) (55,196,725) (6,342,778) (66,340,257)
Net increase (decrease) .......................... (3,496,790) $(39,152,098) (4,407,868) $(46,114,696)
Class C
Class C Shares:
Year ended February 28, 2026
Shares sold ................................... 132,697 $1,497,931 68,350 $706,626
Shares issued in reinvestment of distributions .......... 53,696 600,725 35,229 363,369
Shares redeemed
a
.............................. (705,815) (7,872,844) (564,716) (5,830,551)
Net increase (decrease) .......................... (519,422) $(5,774,188) (461,137) $(4,760,556)
Year ended February 28, 2025
Shares sold ................................... 200,734 $2,281,593 109,578 $1,157,190
Shares issued in reinvestment of distributions .......... 71,327 806,164 50,461 532,380
Shares redeemed
a
.............................. (1,286,868) (14,563,225) (962,237) (10,173,264)
Net increase (decrease) .......................... (1,014,807) $(11,475,468) (802,198) $(8,483,694)
Class R6
Class R6 Shares:
Year ended February 28, 2026
Shares sold ................................... 494,498 $5,484,872 1,754,015 $18,022,554
Shares issued in reinvestment of distributions .......... 53,425 592,891 105,333 1,079,578
Shares redeemed ............................... (764,827) (8,356,047) (1,064,546) (10,809,962)
Net increase (decrease) .......................... (216,904) $(2,278,284) 794,802 $8,292,170
Year ended February 28, 2025
Shares sold ................................... 793,207 $8,847,577 1,369,345 $14,352,917
Shares issued in reinvestment of distributions .......... 50,797 568,935 78,823 824,617
Shares redeemed ............................... (391,769) (4,378,754) (625,833) (6,550,263)
Net increase (decrease) .......................... 452,235 $5,037,758 822,335 $8,627,271
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Minnesota Tax-Free
Income Fund
Franklin Missouri Tax-Free
Income Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended February 28, 2026
Shares sold ................................... 5,408,719 $59,764,624 2,345,118 $23,817,783
Shares issued in reinvestment of distributions .......... 431,714 4,791,638 235,875 2,413,548
Shares redeemed ............................... (4,252,566) (46,764,083) (2,429,693) (24,740,827)
Net increase (decrease) .......................... 1,587,867 $17,792,179 151,300 $1,490,504
Year ended February 28, 2025
Shares sold ................................... 3,248,621 $36,365,283 2,881,981 $30,066,828
Shares issued in reinvestment of distributions .......... 406,590 4,550,725 186,590 1,950,953
Shares redeemed ............................... (4,536,029) (50,741,368) (1,956,570) (20,472,640)
Net increase (decrease) .......................... (880,818) $(9,825,360) 1,112,001 $11,545,141
Franklin New Jersey Tax-Free
Income Fund
Franklin North Carolina Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2026
Shares sold
a
................................... 13,192,843 $132,153,174 2,423,269 $25,195,425
Shares issued in reinvestment of distributions .......... 595,280 6,074,044 330,468 3,417,642
Shares redeemed ............................... (3,159,929) (32,235,430) (2,798,243) (28,772,828)
Net increase (decrease) .......................... 10,628,194 $105,991,788 (44,506) $(159,761)
Year ended February 28, 2025
Shares sold
a
................................... 3,937,082 $40,707,390 1,653,965 $17,405,440
Shares issued in reinvestment of distributions .......... 365,214 3,777,929 322,144 3,384,479
Shares redeemed ............................... (3,530,311) (36,697,256) (2,379,809) (24,996,395)
Net increase (decrease) .......................... 771,985 $7,788,063 (403,700) $(4,206,476)
Class A1
Class A1 Shares:
Year ended February 28, 2026
Shares sold ................................... 559,059 $5,703,459 483,283 $4,983,123
Shares issued in reinvestment of distributions .......... 735,407 7,467,963 638,788 6,599,403
Shares redeemed ............................... (4,674,607) (47,422,358) (4,726,449) (48,917,655)
Net increase (decrease) .......................... (3,380,141) $(34,250,936) (3,604,378) $(37,335,129)
Year ended February 28, 2025
Shares sold ................................... 378,554 $3,916,559 681,899 $7,177,161
Shares issued in reinvestment of distributions .......... 812,403 8,391,775 691,346 7,260,336
Shares redeemed ............................... (4,756,001) (49,172,375) (4,661,407) (48,964,155)
Net increase (decrease) .......................... (3,565,044) $(36,864,041) (3,288,162) $(34,526,658)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New Jersey Tax-Free
Income Fund
Franklin North Carolina Tax-Free
Income Fund
Shares Amount Shares Amount
Class C Shares:
Year ended February 28, 2026
Shares sold ................................... 302,158 $3,141,282 166,289 $1,759,174
Shares issued in reinvestment of distributions .......... 38,260 393,493 30,320 318,351
Shares redeemed
a
.............................. (952,808) (9,803,082) (448,766) (4,692,869)
Net increase (decrease) .......................... (612,390) $(6,268,307) (252,157) $(2,615,344)
Year ended February 28, 2025
Shares sold ................................... 205,230 $2,153,391 86,170 $921,164
Shares issued in reinvestment of distributions .......... 54,838 574,074 36,159 385,928
Shares redeemed
a
.............................. (1,285,842) (13,484,040) (663,929) (7,098,910)
Net increase (decrease) .......................... (1,025,774) $(10,756,575) (541,600) $(5,791,818)
Class R6
Class R6 Shares:
Year ended February 28, 2026
Shares sold ................................... 1,774,451 $17,908,090 1,772,955 $18,281,136
Shares issued in reinvestment of distributions .......... 149,948 1,525,642 36,082 372,791
Shares redeemed ............................... (1,886,381) (19,131,297) (1,777,481) (18,096,373)
Net increase (decrease) .......................... 38,018 $302,435 31,556 $557,554
Year ended February 28, 2025
Shares sold ................................... 1,424,633 $14,688,187 2,733,161 $28,728,608
Shares issued in reinvestment of distributions .......... 150,629 1,558,365 32,294 339,050
Shares redeemed ............................... (596,353) (6,176,758) (685,812) (7,186,938)
Net increase (decrease) .......................... 978,909 $10,069,794 2,079,643 $21,880,720
Advisor Class
Advisor Class Shares:
Year ended February 28, 2026
Shares sold ................................... 6,238,686 $62,834,190 4,448,298 $45,802,323
Shares issued in reinvestment of distributions .......... 756,033 7,688,669 455,716 4,713,328
Shares redeemed ............................... (7,008,104) (70,757,550) (4,088,682) (41,883,630)
Net increase (decrease) .......................... (13,385) $(234,691) 815,332 $8,632,021
Year ended February 28, 2025
Shares sold ................................... 9,467,083 $97,804,450 5,731,661 $60,162,559
Shares issued in reinvestment of distributions .......... 582,878 6,027,104 322,267 3,386,169
Shares redeemed ............................... (5,278,479) (54,602,921) (2,143,803) (22,510,383)
Net increase (decrease) .......................... 4,771,482 $49,228,633 3,910,125 $41,038,345
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Ohio Tax-Free Income
Fund
Franklin Oregon Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2026
Shares sold
a
................................... 3,136,048 $35,355,877 4,699,755 $48,555,020
Shares issued in reinvestment of distributions .......... 696,952 7,856,639 632,506 6,515,356
Shares redeemed ............................... (4,391,561) (49,307,668) (4,886,568) (50,250,041)
Net increase (decrease) .......................... (558,561) $(6,095,152) 445,693 $4,820,335
Year ended February 28, 2025
Shares sold
a
................................... 2,983,339 $34,322,672 4,606,048 $48,452,081
Shares issued in reinvestment of distributions .......... 666,693 7,654,844 576,088 6,049,061
Shares redeemed ............................... (3,886,943) (44,651,399) (4,495,100) (47,223,363)
Net increase (decrease) .......................... (236,911) $(2,673,883) 687,036 $7,277,779
Class A1
Class A1 Shares:
Year ended February 28, 2026
Shares sold ................................... 746,295 $8,424,914 1,396,371 $14,378,604
Shares issued in reinvestment of distributions .......... 1,310,329 14,754,513 1,323,078 13,609,577
Shares redeemed ............................... (7,159,430) (80,569,513) (8,099,364) (83,468,932)
Net increase (decrease) .......................... (5,102,806) $(57,390,086) (5,379,915) $(55,480,751)
Year ended February 28, 2025
Shares sold ................................... 606,783 $6,987,071 1,236,149 $12,986,181
Shares issued in reinvestment of distributions .......... 1,387,786 15,921,003 1,391,676 14,598,722
Shares redeemed ............................... (7,843,510) (90,020,428) (8,306,542) (87,163,845)
Net increase (decrease) .......................... (5,848,941) $(67,112,354) (5,678,717) $(59,578,942)
Class C
Class C Shares:
Year ended February 28, 2026
Shares sold ................................... 107,891 $1,228,879 113,643 $1,180,224
Shares issued in reinvestment of distributions .......... 69,365 791,240 38,396 400,753
Shares redeemed
a
.............................. (1,211,167) (13,830,078) (761,663) (7,931,022)
Net increase (decrease) .......................... (1,033,911) $(11,809,959) (609,624) $(6,350,045)
Year ended February 28, 2025
Shares sold ................................... 119,410 $1,391,139 124,984 $1,333,859
Shares issued in reinvestment of distributions .......... 97,323 1,131,954 54,225 577,713
Shares redeemed
a
.............................. (1,896,716) (22,085,164) (1,090,623) (11,627,597)
Net increase (decrease) .......................... (1,679,983) $(19,562,071) (911,414) $(9,716,025)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Ohio Tax-Free Income
Fund
Franklin Oregon Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended February 28, 2026
Shares sold ................................... 635,411 $7,165,777 1,468,966 $15,053,804
Shares issued in reinvestment of distributions .......... 67,243 758,389 86,183 887,663
Shares redeemed ............................... (811,301) (9,097,636) (1,423,996) (14,567,993)
Net increase (decrease) .......................... (108,647) $(1,173,470) 131,153 $1,373,474
Year ended February 28, 2025
Shares sold ................................... 675,275 $7,780,443 926,020 $9,715,053
Shares issued in reinvestment of distributions .......... 61,565 707,398 82,574 867,044
Shares redeemed ............................... (558,341) (6,418,455) (676,015) (7,108,906)
Net increase (decrease) .......................... 178,499 $2,069,386 332,579 $3,473,191
Advisor Class
Advisor Class Shares:
Year ended February 28, 2026
Shares sold ................................... 3,884,211 $43,489,309 5,301,474 $54,456,579
Shares issued in reinvestment of distributions .......... 538,368 6,072,695 497,240 5,126,768
Shares redeemed ............................... (4,716,777) (53,051,237) (4,647,981) (47,571,312)
Net increase (decrease) .......................... (294,198) $(3,489,233) 1,150,733 $12,012,035
Year ended February 28, 2025
Shares sold ................................... 3,894,214 $44,702,276 4,989,206 $52,470,441
Shares issued in reinvestment of distributions .......... 483,494 5,554,005 426,498 4,481,535
Shares redeemed ............................... (4,500,101) (51,717,797) (4,211,259) (44,287,661)
Net increase (decrease) .......................... (122,393) $(1,461,516) 1,204,445 $12,664,315
Franklin Pennsylvania Tax-Free
Income Fund
Franklin Virginia Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2026
Shares sold
a
................................... 1,887,684 $16,366,871 1,296,805 $12,671,675
Shares issued in reinvestment of distributions .......... 497,062 4,299,719 211,299 2,062,755
Shares redeemed ............................... (2,908,821) (25,143,156) (1,773,176) (17,282,245)
Net increase (decrease) .......................... (524,075) $(4,476,566) (265,072) $(2,547,815)
Year ended February 28, 2025
Shares sold
a
................................... 2,432,667 $21,515,261 1,404,072 $14,048,083
Shares issued in reinvestment of distributions .......... 479,464 4,240,476 197,899 1,979,737
Shares redeemed ............................... (3,236,176) (28,642,271) (1,510,795) (15,129,644)
Net increase (decrease) .......................... (324,045) $(2,886,534) 91,176 $898,176
Class A1
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Pennsylvania Tax-Free
Income Fund
Franklin Virginia Tax-Free
Income Fund
Shares Amount Shares Amount
Class A1 Shares:
Year ended February 28, 2026
Shares sold ................................... 956,186 $8,319,646 436,322 $4,249,106
Shares issued in reinvestment of distributions .......... 1,281,532 11,079,219 497,280 4,852,077
Shares redeemed ............................... (7,588,660) (65,700,189) (2,968,662) (28,975,054)
Net increase (decrease) .......................... (5,350,942) $(46,301,324) (2,035,060) $(19,873,871)
Year ended February 28, 2025
Shares sold ................................... 710,156 $6,287,739 226,586 $2,260,259
Shares issued in reinvestment of distributions .......... 1,353,720 11,969,867 517,346 5,173,036
Shares redeemed ............................... (7,213,907) (63,873,151) (2,904,557) (29,093,831)
Net increase (decrease) .......................... (5,150,031) $(45,615,545) (2,160,625) $(21,660,536)
Class C
Class C Shares:
Year ended February 28, 2026
Shares sold ................................... 155,447 $1,361,147 30,970 $311,019
Shares issued in reinvestment of distributions .......... 52,575 460,029 12,658 125,613
Shares redeemed
a
.............................. (883,829) (7,752,957) (211,725) (2,102,494)
Net increase (decrease) .......................... (675,807) $(5,931,781) (168,097) $(1,665,862)
Year ended February 28, 2025
Shares sold ................................... 178,055 $1,596,091 90,330 $918,872
Shares issued in reinvestment of distributions .......... 71,433 639,722 16,876 171,646
Shares redeemed
a
.............................. (1,296,645) (11,633,658) (401,607) (4,094,206)
Net increase (decrease) .......................... (1,047,157) $(9,397,845) (294,401) $(3,003,688)
Class R6
Class R6 Shares:
Year ended February 28, 2026
Shares sold ................................... 560,190 $4,857,442 5,005,631 $48,330,950
Shares issued in reinvestment of distributions .......... 31,497 272,891 20,136 196,541
Shares redeemed ............................... (371,932) (3,218,168) (3,104,552) (29,835,136)
Net increase (decrease) .......................... 219,755 $1,912,165 1,921,215 $18,692,355
Year ended February 28, 2025
Shares sold ................................... 152,511 $1,353,491 1,477,209 $14,749,625
Shares issued in reinvestment of distributions .......... 33,101 293,010 18,318 183,333
Shares redeemed ............................... (368,944) (3,268,959) (184,823) (1,851,962)
Net increase (decrease) .......................... (183,332) $(1,622,458) 1,310,704 $13,080,996
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Funds, except Franklin Federal Limited-Term Tax-Free Income Fund, pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds and Franklin Federal Limited-Term Tax-
Free Income Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Pennsylvania Tax-Free
Income Fund
Franklin Virginia Tax-Free
Income Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended February 28, 2026
Shares sold ................................... 4,476,479 $38,634,845 4,120,242 $40,026,666
Shares issued in reinvestment of distributions .......... 517,367 4,481,421 437,313 4,271,916
Shares redeemed ............................... (3,676,244) (31,816,088) (4,478,699) (43,356,028)
Net increase (decrease) .......................... 1,317,602 $11,300,178 78,856 $942,554
Year ended February 28, 2025
Shares sold ................................... 8,762,112 $77,332,020 6,062,132 $60,626,283
Shares issued in reinvestment of distributions .......... 230,225 2,038,854 286,788 2,871,264
Shares redeemed ............................... (1,930,422) (17,100,371) (1,925,483) (19,300,290)
Net increase (decrease) .......................... 7,061,915 $62,270,503 4,423,437 $44,197,257
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
For the year ended February 28, 2026, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Gross effective investment management fee rate ................... 0.572% 0.486% 0.502%
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Gross effective investment management fee rate ................... 0.587% 0.462% 0.479%
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Louisiana Tax-
Free Income
Fund
Gross effective investment management fee rate ................... 0.540% 0.455% 0.553%
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Gross effective investment management fee rate ................... 0.530% 0.532% 0.487%
Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Gross effective investment management fee rate ................... 0.489% 0.489% 0.485%
Franklin North
Carolina Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Gross effective investment management fee rate ................... 0.494% 0.475% 0.480%
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Gross effective investment management fee rate .................................... 0.488% 0.509%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Funds' shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class
C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of the Funds' shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10% 0.10%
Class C ............................... 0.65% 0.65% 0.65% 0.65%
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.15% 0.10% 0.10%
Class C ............................... 0.65% —% 0.65% 0.65%
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10% 0.10%
Class C ............................... 0.65% 0.65% 0.65% 0.65%
Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10% 0.10%
3. Transactions with Affiliates
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Class C ............................... 0.65% 0.65% 0.65% 0.65%
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10% 0.10%
Class C ............................... 0.65% 0.65% 0.65% 0.65%
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $1,949 $5,644 $3,561 $930
CDSC retained ........................... $5,116 $37,448 $15,550 $28,830
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $14,368 $10,006 $3,159 $39,175
CDSC retained ........................... $37,633 $44,393 $3,527 $248,817
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $1,596 $2,025 $836 $7,470
CDSC retained ........................... $1,149 $3,737 $400 $10,280
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended February 28, 2026, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $6,513 $14,085 $3,754 $4,364
CDSC retained ........................... $14,431 $9,236 $11,293 $9,372
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $11,181 $6,488 $5,386 $3,487
CDSC retained ........................... $8,530 $21,067 $4,700 $4,925
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Transfer agent fees ........................ $37,952 $126,470 $104,031 $37,821
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Transfer agent fees ........................ $379,175 $158,994 $64,366 $942,242
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Transfer agent fees ........................ $49,545 $74,479 $72,736 $167,958
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the year ended February 28, 2026, investments in affiliated management investment companies were as follows:
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Federal Intermediate-Term Tax-Free Income Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including
Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Transfer agent fees ........................ $147,828 $129,900 $169,799 $116,460
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Transfer agent fees ........................ $204,542 $155,844 $171,544 $95,314
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Intermediate-Term Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $31,040,367 $— $(15,525,534) $(2,726,541) $2,271,508 $15,059,800 620,000 $850,003
Total Affiliated Securities ... $31,040,367 $— $(15,525,534) $(2,726,541) $2,271,508 $15,059,800 $850,003
Franklin Federal Limited-Term Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $37,296,565 $— $(20,666,848) $(2,833,527) $2,235,210 $16,031,400 660,000 $921,498
Total Affiliated Securities ... $37,296,565 $— $(20,666,848) $(2,833,527) $2,235,210 $16,031,400 $921,498
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
those relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class A1, Class C and Advisor Class
of the Fund do not exceed 0.46%, and for Class R6 does not exceed 0.40%, based on the average net assets of each class until June 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Federal Limited-Term Tax-Free Income Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.40%, based on the average net assets of each class until June 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Alabama Tax-Free Income Fund, Franklin Arizona Tax-Free Income Fund, Franklin Colorado
Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin
Louisiana Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund,
Franklin Michigan Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Missouri Tax-Free Income
Fund, Franklin New Jersey Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund, Franklin Ohio Tax-Free
Income Fund, Franklin Oregon Tax-Free Income Fund, Franklin Pennsylvania Tax-Free Income Fund and Franklin Virginia
Tax-Free Income Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.65%, based on the average net assets of each class until June 30,
2026. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.
Transfer agent fees on Class R6 shares of Franklin Federal Intermediate-Term Tax-Free Income Fund has been capped so that transfer agent fees for that class do not exceed 0.02% based on the average net assets of the class until June 30, 2026.
Transfer agent fees on Class R6 shares of Franklin Alabama Tax-Free Income Fund, Franklin Arizona Tax-Free Income Fund,
Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Federal Limited-Term Tax-
Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin Louisiana
Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund, Franklin
Michigan Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund,
Franklin New Jersey Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund, Franklin Ohio Tax-Free Income
Fund, Franklin Oregon Tax-Free Income Fund, Franklin Pennsylvania Tax-Free Income Fund and Franklin Virginia Tax-Free
Income Fund have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until June 30, 2026.
h. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases, sales and the related net realized gains (losses), if any, for the year ended February 28, 2026, were as follows:
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Purchases .............................. — $34,760,000 $22,012,189 $2,504,283
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
4. Expense Offset Arrangement
The Franklin Minnesota Tax-Free Income Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian fees. During the year ended
February 28, 2026, the custodian fees were reduced as noted in the Statements of Operations.
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Sales .................................. $963,952 $32,860,000 $21,720,000 $400,000
Net Realized Gains (Losses) ................. $(104,084) — — —
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Purchases .............................. $199,065,000 $180,368,071 $27,650,000 $217,229,390
Sales .................................. $185,805,000 $147,870,000 $26,450,000 $267,397,506
Net Realized Gains (Losses) ................. — — — $(2,697,001)
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Purchases .............................. $6,165,192 $19,100,000 $11,300,000 $18,700,000
Sales .................................. $7,172,376 $10,500,000 $16,000,000 $28,450,000
Net Realized Gains (Losses) ................. $(148,549) — — —
Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Purchases .............................. $49,160,000 $40,185,000 $12,246,209 $10,275,000
Sales .................................. $54,210,000 $40,840,000 $6,285,000 $6,630,000
Net Realized Gains (Losses) ................. — — — —
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Purchases .............................. $31,395,000 $50,660,000 $31,635,000 $13,500,000
Sales .................................. $23,210,000 $46,860,000 $27,300,000 $9,300,000
Net Realized Gains (Losses) ................. — — — —
3. Transactions with Affiliates
(continued)
h. Interfund Transactions
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2026, the capital loss carryforwards were as follows:
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 4,941,296 $ 25,555,709 $ 22,353,863 $ 8,855,914
Long term ............................. 15,808,726 70,909,226 45,026,698 30,646,289
Total capital loss carryforwards ............ $20,750,022 $96,464,935 $67,380,561 $39,502,203
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 85,082,429 $ 7,629,534 $ 8,714,404 $ 233,526,482
Long term ............................. 94,505,992 18,017,670 35,745,703 816,371,609
Total capital loss carryforwards ............ $179,588,421 $25,647,204 $44,460,107 $1,049,898,091
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 12,854,130 $ 16,634,168 $ 13,762,462 $ 21,213,372
Long term ............................. 25,107,283 47,701,817 24,433,368 66,881,593
Total capital loss carryforwards ............ $37,961,413 $64,335,985 $38,195,830 $88,094,965
Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 14,366,357 $ 21,112,403 $ 17,379,924 $ 32,764,646
Long term ............................. 42,436,366 110,013,307 94,468,528 95,073,999
Total capital loss carryforwards ............ $56,802,723 $131,125,710 $111,848,452 $127,838,645

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
The tax character of distributions paid during the years ended February 28, 2026 and 2025, was as follows:
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 40,410,996 $ 38,244,057 $ 25,825,509 $ 26,240,520
Long term ............................. 79,909,325 95,332,007 105,936,151 57,107,929
Total capital loss carryforwards ............ $120,320,321 $133,576,064 $131,761,660 $83,348,449
Franklin Alabama Tax-Free Income
Fund
Franklin Arizona Tax-Free Income
Fund
2026 2025 2026 2025
Distributions paid from:
Ordinary income ........................ $97,910 $116,474 $166,094 $459,719
Tax exempt income ...................... 5,027,627 4,926,799 21,413,513 21,814,355
$5,125,537 $5,043,273 $21,579,607 $22,274,074
Franklin Colorado Tax-Free Income
Fund
Franklin Connecticut Tax-Free
Income Fund
2026 2025 2026 2025
Distributions paid from:
Ordinary income ........................ $121,098 $476,549 $40,159 $78,973
Tax exempt income ...................... 16,034,980 15,105,822 4,429,851 3,869,758
$16,156,078 $15,582,371 $4,470,010 $3,948,731
Franklin Federal Intermediate-Term
Tax-Free Income Fund
Franklin Federal Limited-Term Tax-
Free Income Fund
2026 2025 2026 2025
Distributions paid from:
Ordinary income ........................ $3,875,644 $3,835,461 $215,844 $3,217,679
Tax exempt income ...................... 64,936,650 59,727,410 24,314,376 21,257,627
$68,812,294 $63,562,871 $24,530,220 $24,475,306
Franklin Georgia Tax-Free Income
Fund
Franklin High Yield Tax-Free Income
Fund
2026 2025 2026 2025
Distributions paid from:
Ordinary income ........................ $81,386 $211,993 $10,972,179 $13,656,110
Tax exempt income ...................... 8,536,465 8,557,985 207,649,964 206,163,949
$8,617,851 $8,769,978 $218,622,143 $219,820,059
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Louisiana Tax-Free Income
Fund
Franklin Maryland Tax-Free Income
Fund
2026 2025 2026 2025
Distributions paid from:
Ordinary income ........................ $81,516 $143,051 $53,135 $159,142
Tax exempt income ...................... 7,065,995 7,250,077 10,939,466 9,784,645
$7,147,511 $7,393,128 $10,992,601 $9,943,787
Franklin Massachusetts Tax-Free
Income Fund
Franklin Michigan Tax-Free Income
Fund
2026 2025 2026 2025
Distributions paid from:
Ordinary income ........................ $94,323 $215,079 $265,576 $468,373
Tax exempt income ...................... 10,465,021 7,922,442 21,716,539 20,481,794
$10,559,344 $8,137,521 $21,982,115 $20,950,167
Franklin Minnesota Tax-Free Income
Fund
Franklin Missouri Tax-Free Income
Fund
2026 2025 2026 2025
Distributions paid from:
Ordinary income ........................ $163,661 $3,355 $36,178 $404,675
Tax exempt income ...................... 19,808,550 20,900,933 22,424,554 22,314,274
$19,972,211 $20,904,288 $22,460,732 $22,718,949
Franklin New Jersey Tax-Free
Income Fund
Franklin North Carolina Tax-Free
Income Fund
2026 2025 2026 2025
Distributions paid from:
Ordinary income ........................ $383,057 $411,815 $217,555 $408,116
Tax exempt income ...................... 25,120,790 22,006,252 17,145,944 15,744,088
$25,503,847 $22,418,067 $17,363,499 $16,152,204
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income
Fund
2026 2025 2026 2025
Distributions paid from:
Ordinary income ........................ $200,100 $1,142,071 $162,922 $650,254
Tax exempt income ...................... 32,135,249 31,805,594 27,922,734 27,235,757
$32,335,349 $32,947,665 $28,085,656 $27,886,011
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
At February 28, 2026, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Franklin Pennsylvania Tax-Free
Income Fund
Franklin Virginia Tax-Free Income
Fund
2026 2025 2026 2025
Distributions paid from:
Ordinary income ........................ $174,539 $510,482 $108,215 $256,656
Tax exempt income ...................... 22,965,141 21,011,168 13,684,032 11,518,989
$23,139,680 $21,521,650 $13,792,247 $11,775,645
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
a a a a a
Cost of investments ....................... $168,265,959 $606,563,582 $497,968,141 $159,685,235
Unrealized appreciation ..................... $2,676,558 $12,312,877 $9,250,469 $2,402,017
Unrealized depreciation ..................... (5,889,493) (16,094,758) (15,725,520) (5,410,520)
Net unrealized appreciation (depreciation) ....... $(3,212,935) $(3,781,881) $(6,475,051) $(3,008,503)
Distributable earnings:
Undistributed tax exempt income .............. $90,747 $576,865 $567,443 $115,679
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
a a a a a
Cost of investments ....................... $2,009,709,707 $869,989,114 $273,735,293 $4,776,419,313
Unrealized appreciation ..................... $65,447,695 $17,803,967 $3,920,420 $280,148,971
Unrealized depreciation ..................... (21,613,001) (3,487,606) (10,341,959) (290,400,443)
Net unrealized appreciation (depreciation) ....... $43,834,694 $14,316,361 $(6,421,539) $(10,251,472)
Distributable earnings:
Undistributed tax exempt income .............. $1,605,045 $1,761,700 $445,503 $42,794,714
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, wash sales and bond discounts and premiums.
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
a a a a a
Cost of investments ....................... $220,519,636 $313,951,625 $331,110,211 $673,179,155
Unrealized appreciation ..................... $2,937,829 $5,316,893 $7,714,426 $10,069,923
Unrealized depreciation ..................... (9,365,803) (6,715,327) (7,553,362) (27,607,573)
Net unrealized appreciation (depreciation) ....... $(6,427,974) $(1,398,434) $161,064 $(17,537,650)
Distributable earnings:
Undistributed tax exempt income .............. $221,601 $550,010 $145,223 $493,393
Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
a a a a a
Cost of investments ....................... $629,833,851 $639,460,678 $819,916,344 $581,036,736
Unrealized appreciation ..................... $11,286,008 $11,888,871 $19,667,640 $8,875,489
Unrealized depreciation ..................... (18,887,315) (23,455,907) (16,885,652) (15,213,763)
Net unrealized appreciation (depreciation) ....... $(7,601,307) $(11,567,036) $2,781,988 $(6,338,274)
Distributable earnings:
Undistributed tax exempt income .............. $233,605 $1,739,099 $906,282 $1,682,851
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
a a a a a
Cost of investments ....................... $899,293,849 $807,477,186 $686,406,688 $459,818,376
Unrealized appreciation ..................... $18,515,212 $21,011,329 $10,088,325 $5,684,002
Unrealized depreciation ..................... (15,695,331) (21,110,811) (31,834,940) (15,440,454)
Net unrealized appreciation (depreciation) ....... $2,819,881 $(99,482) $(21,746,615) $(9,756,452)
Distributable earnings:
Undistributed tax exempt income .............. $109,671 $317,106 $1,716,267 $669,088
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended February 28, 2026, were as follows:
7. Credit Risk and Defaulted Securities
At February 28, 2026, Franklin High Yield Tax-Free Income Fund had 47.4% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. The
Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedules of Investments. At February
28, 2026, the aggregate value of these securities was as follows:
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Purchases .............................. $25,262,749 $110,296,783 $53,980,856 $24,459,850
Sales .................................. $34,503,349 $187,908,700 $63,730,257 $15,714,264
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Purchases .............................. $542,677,358 $266,802,232 $28,915,611 $568,789,600
Sales .................................. $686,431,450 $283,875,351 $56,189,693 $793,274,303
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Purchases .............................. $30,327,480 $62,455,261 $82,797,698 $92,120,183
Sales .................................. $54,556,850 $78,019,314 $66,229,679 $115,826,159
Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Purchases .............................. $32,373,208 $75,977,663 $199,485,625 $92,065,202
Sales .................................. $75,980,811 $104,229,885 $139,142,058 $123,761,537
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Purchases .............................. $96,208,149 $131,602,903 $102,589,401 $66,349,867
Sales .................................. $185,124,620 $180,908,972 $157,101,182 $77,423,777

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
†
Rounds to less than 0.1% of net assets.
8. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state, U.S.
territories, and the District of Columbia. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories, and the District of Columbia. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended February 28, 2026, the
Funds did not use the Global Credit Facility.
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
Value
Percentage of
Net Assets
Franklin Federal Intermediate-Term Tax-Free Income Fund ............................ $ — —%
†
Franklin Federal Limited-Term Tax-Free Income Fund ................................ — —%
†
Franklin High Yield Tax-Free Income Fund ......................................... 43,627,309 0.9%
Franklin Louisiana Tax-Free Income Fund ......................................... 1,556,250 0.7%
Franklin Pennsylvania Tax-Free Income Fund ...................................... 3,000,000 0.5%
7. Credit Risk and Defaulted Securities
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2026, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Alabama Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ — $ 529,166 $ 529,166
Municipal Bonds ......................... — 164,523,858 — 164,523,858
Total Investments in Securities ........... $— $164,523,858 $529,166 $165,053,024
Franklin Arizona Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 600,881,701 — 600,881,701
Short Term Investments ................... — 1,900,000 — 1,900,000
Total Investments in Securities ........... $— $602,781,701 $— $602,781,701
Franklin Colorado Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 1,481,665 1,481,665
Municipal Bonds ......................... — 477,011,425 — 477,011,425
Short Term Investments ................... — 13,000,000 — 13,000,000
Total Investments in Securities ........... $— $490,011,425 $1,481,665 $491,493,090
Franklin Connecticut Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 156,676,732 — 156,676,732
Total Investments in Securities ........... $— $156,676,732 $— $156,676,732
Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
a
Management Investment Companies ......... 15,059,800 — — 15,059,800
Municipal Bonds :
Alabama ............................. — 106,409,091 — 106,409,091
Alaska ............................... — 1,775,435 — 1,775,435
Arizona .............................. — 64,984,524 — 64,984,524
Arkansas ............................. — 12,078,485 — 12,078,485
California ............................. — 121,369,987 — 121,369,987
Colorado ............................. — 70,592,333 — 70,592,333
Connecticut ........................... — 17,922,339 — 17,922,339
Delaware ............................. — 2,581,754 — 2,581,754
Florida ............................... — 157,693,494 — 157,693,494
Georgia .............................. — 80,912,223 — 80,912,223
Hawaii ............................... — 9,769,673 — 9,769,673
Idaho ................................ — 1,745,724 — 1,745,724
Illinois ............................... — 152,707,882 —
b
152,707,882
Indiana .............................. — 26,029,820 — 26,029,820
Iowa ................................ — 22,966,988 — 22,966,988
Kentucky ............................. — 52,313,274 — 52,313,274
Louisiana ............................. — 49,456,928 — 49,456,928
Maine ............................... — 1,034,246 — 1,034,246
Maryland ............................. — 62,898,467 — 62,898,467
Massachusetts ........................ — 19,065,991 — 19,065,991
Michigan ............................. — 37,000,439 — 37,000,439
Mississippi ............................ — 10,159,579 — 10,159,579
10. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Municipal Bonds: (continued)
Missouri .............................. $ — $ 22,580,606 $ — $ 22,580,606
Nebraska ............................. — 5,322,527 — 5,322,527
Nevada .............................. — 672,804 — 672,804
New Hampshire ........................ — 10,270,850 — 10,270,850
New Jersey ........................... — 34,365,807 — 34,365,807
New Mexico ........................... — 13,420,838 — 13,420,838
New York ............................. — 120,946,611 — 120,946,611
North Carolina ......................... — 1,352,211 — 1,352,211
North Dakota .......................... — 7,000,109 — 7,000,109
Ohio ................................ — 44,116,345 — 44,116,345
Oregon .............................. — 19,528,214 — 19,528,214
Pennsylvania .......................... — 48,746,224 — 48,746,224
Rhode Island .......................... — 5,022,205 — 5,022,205
South Carolina ......................... — 58,982,302 — 58,982,302
South Dakota .......................... — 12,817,082 — 12,817,082
Tennessee ............................ — 34,773,594 — 34,773,594
Texas ............................... — 240,201,222 — 240,201,222
Utah ................................ — 6,806,112 — 6,806,112
Virginia .............................. — 17,523,125 — 17,523,125
Washington ........................... — 66,577,001 — 66,577,001
Wisconsin ............................ — 120,653,899 — 120,653,899
U.S. Territories
District of Columbia ..................... — 7,783,166 — 7,783,166
Puerto Rico ........................... — 1,053,071 — 1,053,071
Short Term Investments ................... — 56,500,000 — 56,500,000
Total Investments in Securities ........... $15,059,800 $2,038,484,601 $— $2,053,544,401
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
a
Management Investment Companies ......... 16,031,400 — — 16,031,400
Municipal Bonds :
Alabama ............................. — 53,346,365 — 53,346,365
Arizona .............................. — 13,360,001 — 13,360,001
Arkansas ............................. — 3,588,872 — 3,588,872
California ............................. — 40,431,188 — 40,431,188
Colorado ............................. — 16,176,899 — 16,176,899
Connecticut ........................... — 5,323,265 — 5,323,265
Delaware ............................. — 5,163,507 — 5,163,507
Florida ............................... — 42,646,473 — 42,646,473
Georgia .............................. — 48,061,386 — 48,061,386
Hawaii ............................... — 7,338,446 — 7,338,446
Illinois ............................... — 37,913,277 —
b
37,913,277
Indiana .............................. — 16,530,659 — 16,530,659
Iowa ................................ — 17,213,044 — 17,213,044
Kansas .............................. — 1,635,119 — 1,635,119
Kentucky ............................. — 42,780,369 — 42,780,369
Louisiana ............................. — 13,840,249 — 13,840,249
Maine ............................... — 1,336,946 — 1,336,946
Maryland ............................. — 17,559,610 — 17,559,610
Massachusetts ........................ — 11,195,027 — 11,195,027
Michigan ............................. — 17,398,031 — 17,398,031
Minnesota ............................ — 15,594,696 — 15,594,696
Mississippi ............................ — 2,470,446 — 2,470,446
10. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Federal Limited-Term Tax-Free Income Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Municipal Bonds: (continued)
Missouri .............................. $ — $ 6,098,208 $ — $ 6,098,208
Montana ............................. — 1,001,192 — 1,001,192
Nevada .............................. — 3,695,522 — 3,695,522
New Hampshire ........................ — 2,584,267 — 2,584,267
New Jersey ........................... — 65,972,859 — 65,972,859
New Mexico ........................... — 23,341,725 — 23,341,725
New York ............................. — 43,865,483 — 43,865,483
North Carolina ......................... — 8,622,212 — 8,622,212
North Dakota .......................... — 7,198,539 — 7,198,539
Ohio ................................ — 22,966,016 — 22,966,016
Oklahoma ............................ — 2,324,741 — 2,324,741
Oregon .............................. — 5,120,577 — 5,120,577
Pennsylvania .......................... — 34,158,118 — 34,158,118
Rhode Island .......................... — 2,684,692 — 2,684,692
South Carolina ......................... — 11,263,787 — 11,263,787
South Dakota .......................... — 6,508,735 — 6,508,735
Tennessee ............................ — 31,552,209 — 31,552,209
Texas ............................... — 44,296,925 — 44,296,925
Utah ................................ — 8,625,385 — 8,625,385
Virginia .............................. — 2,219,475 — 2,219,475
Washington ........................... — 15,258,769 — 15,258,769
Wisconsin ............................ — 14,885,645 — 14,885,645
Wyoming ............................. — 558,560 — 558,560
U.S. Territories
District of Columbia ..................... — 11,611,728 — 11,611,728
Guam ............................... — 1,324,389 — 1,324,389
Puerto Rico ........................... — 460,863 — 460,863
Virgin Islands .......................... — 1,469,579 — 1,469,579
Short Term Investments ................... — 57,700,000 — 57,700,000
Total Investments in Securities ........... $16,031,400 $868,274,075 $— $884,305,475
Franklin Georgia Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 952,499 952,499
Municipal Bonds ......................... — 262,561,255 — 262,561,255
Short Term Investments ................... — 3,800,000 — 3,800,000
Total Investments in Securities ........... $— $266,361,255 $952,499 $267,313,754
Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ — — —
b
—
Management Investment Companies ......... 176,061,500 — — 176,061,500
Corporate Bonds :
United States .......................... — 33,989,673 22,237,850 56,227,523
Municipal Bonds :
Alabama ............................. — 25,811,674 — 25,811,674
Arizona .............................. — 103,446,743 — 103,446,743
Arkansas ............................. — 22,010,295 — 22,010,295
California ............................. — 833,363,839 445 833,364,284
Colorado ............................. — 243,968,149 — 243,968,149
Connecticut ........................... — 25,304,001 — 25,304,001
Florida ............................... — 927,209,088 — 927,209,088
10. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin High Yield Tax-Free Income Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Municipal Bonds: (continued)
Georgia .............................. $ — $ 46,584,628 $ — $ 46,584,628
Idaho ................................ — 13,334,282 — 13,334,282
Illinois ............................... — 139,635,707 — 139,635,707
Indiana .............................. — 28,943,191 — 28,943,191
Iowa ................................ — 14,224,425 — 14,224,425
Kansas .............................. — 1,009,250 — 1,009,250
Kentucky ............................. — 17,302,859 — 17,302,859
Louisiana ............................. — 72,997,684 — 72,997,684
Maryland ............................. — 8,932,219 — 8,932,219
Massachusetts ........................ — 2,248,582 — 2,248,582
Michigan ............................. — 20,221,154 — 20,221,154
Minnesota ............................ — 10,511,014 — 10,511,014
Mississippi ............................ — 19,101,304 — 19,101,304
Missouri .............................. — 12,859,211 — 12,859,211
Nevada .............................. — 31,090,203 — 31,090,203
New Hampshire ........................ — 22,030,242 — 22,030,242
New Jersey ........................... — 52,037,989 — 52,037,989
New Mexico ........................... — 2,152,101 — 2,152,101
New York ............................. — 157,507,837 — 157,507,837
North Dakota .......................... — 4,818,329 —
b
4,818,329
Ohio ................................ — 128,230,438 — 128,230,438
Oklahoma ............................ — 8,662,767 — 8,662,767
Oregon .............................. — 15,653,892 — 15,653,892
Pennsylvania .......................... — 133,812,233 — 133,812,233
Rhode Island .......................... — 1,433,541 — 1,433,541
South Carolina ......................... — 42,488,095 — 42,488,095
South Dakota .......................... — 8,500,109 — 8,500,109
Tennessee ............................ — 72,832,031 — 72,832,031
Texas ............................... — 598,971,974 — 598,971,974
Utah ................................ — 25,784,257 — 25,784,257
Virginia .............................. — 18,259,455 — 18,259,455
Washington ........................... — 65,364,404 — 65,364,404
West Virginia .......................... — 2,801,030 — 2,801,030
Wisconsin ............................ — 185,910,245 — 185,910,245
U.S. Territories
District of Columbia ..................... — 42,165,935 — 42,165,935
Pacific Islands ......................... — 4,426,969 — 4,426,969
Puerto Rico ........................... — 260,844,998 — 260,844,998
Short Term Investments ................... — 59,080,000 — 59,080,000
Total Investments in Securities ........... $176,061,500 $4,567,868,046 $22,238,295 $4,766,167,841
Franklin Louisiana Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 213,791,662 — 213,791,662
Short Term Investments ................... — 300,000 — 300,000
Total Investments in Securities ........... $— $214,091,662 $— $214,091,662
Franklin Maryland Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 304,253,191 — 304,253,191
Short Term Investments ................... — 8,300,000 — 8,300,000
Total Investments in Securities ........... $— $312,553,191 $— $312,553,191
10. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ — $ 952,499 $ 952,499
Municipal Bonds ......................... — 319,018,776 — 319,018,776
Short Term Investments ................... — 11,300,000 — 11,300,000
Total Investments in Securities ........... $— $330,318,776 $952,499 $331,271,275
Franklin Michigan Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 1,904,997 1,904,997
Municipal Bonds ......................... — 646,736,508 — 646,736,508
Short Term Investments ................... — 7,000,000 — 7,000,000
Total Investments in Securities ........... $— $653,736,508 $1,904,997 $655,641,505
Franklin Minnesota Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 613,232,544 — 613,232,544
Short Term Investments ................... — 9,000,000 — 9,000,000
Total Investments in Securities ........... $— $622,232,544 $— $622,232,544
Franklin Missouri Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 620,443,642 — 620,443,642
Short Term Investments ................... — 7,450,000 — 7,450,000
Total Investments in Securities ........... $— $627,893,642 $— $627,893,642
Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 1,693,331 1,693,331
Municipal Bonds ......................... — 800,835,001 — 800,835,001
Short Term Investments ................... — 20,170,000 — 20,170,000
Total Investments in Securities ........... $— $821,005,001 $1,693,331 $822,698,332
Franklin North Carolina Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 1,693,331 1,693,331
Municipal Bonds ......................... — 562,855,131 — 562,855,131
Short Term Investments ................... — 10,150,000 — 10,150,000
Total Investments in Securities ........... $— $573,005,131 $1,693,331 $574,698,462
Franklin Ohio Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 3,386,662 3,386,662
Municipal Bonds ......................... — 898,527,068 — 898,527,068
Short Term Investments ................... — 200,000 — 200,000
Total Investments in Securities ........... $— $898,727,068 $3,386,662 $902,113,730
10. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  year . At February 28, 2026 , the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Oregon Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ — $ 2,645,830 $ 2,645,830
Municipal Bonds ......................... — 802,131,874 — 802,131,874
Short Term Investments ................... — 2,600,000 — 2,600,000
Total Investments in Securities ........... $— $804,731,874 $2,645,830 $807,377,704
Franklin Pennsylvania Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 2,116,664 2,116,664
Municipal Bonds ......................... — 643,208,409 — 643,208,409
Short Term Investments ................... — 19,335,000 — 19,335,000
Total Investments in Securities ........... $— $662,543,409 $2,116,664 $664,660,073
Franklin Virginia Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 422,661,924 — 422,661,924
Short Term Investments ................... — 27,400,000 — 27,400,000
Total Investments in Securities ........... $— $450,061,924 $— $450,061,924
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
Balance at
Beginning of
Year Purchases Sales
a
Transfer
Into
Level 3
b
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds . $ 874,281 $ — $ (874,281) $ — $ — $ 3,868 $ 10,278 $ (14,146) $ — $ —
Senior Floating
Rate Interests . 12,081,618 — (12,064,255) — — — — (17,363) — —
Municipal Bonds . — — (1,962,515) 2,051,300 — — (132,288) 43,503 —
c
(618,664)
Total Investments in
Securities ....... $12,955,899 $— $(14,901,051) $2,051,300 $— $3,868 $(122,010) $11,994 $— $(618,664)
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
b
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
c
Includes financial instruments determined to have no value.
10. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
11. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Funds' investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
AG
Assured Guaranty, Inc.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FHA
Federal Housing Administration
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
TSOF
Term SOFR
XLCA
XL Capital Assurance, Inc.

Franklin Tax-Free Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Tax-Free Trust and Shareholders of Franklin Alabama Tax-Free Income Fund, Franklin
Arizona Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund,
Franklin Federal Intermediate-Term Tax-Free Income Fund, Franklin Federal Limited-Term Tax-Free Income Fund, Franklin
Georgia Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund,
Franklin Maryland Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund, Franklin Michigan Tax-Free Income
Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund, Franklin New Jersey Tax-Free
Income Fund, Franklin North Carolina Tax-Free Income Fund, Franklin Ohio Tax-Free Income Fund, Franklin Oregon Tax-Free
Income Fund, Franklin Pennsylvania Tax-Free Income Fund and Franklin Virginia Tax-Free Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Alabama Tax-Free Income Fund, Franklin Arizona Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin
Connecticut Tax-Free Income Fund, Franklin Federal Intermediate-Term Tax-Free Income Fund, Franklin Federal Limited-
Term Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin
Louisiana Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund,
Franklin Michigan Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Missouri Tax-Free Income
Fund, Franklin New Jersey Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund, Franklin Ohio Tax-Free
Income Fund, Franklin Oregon Tax-Free Income Fund, Franklin Pennsylvania Tax-Free Income Fund and Franklin Virginia
Tax-Free Income Fund (twenty of the funds constituting Franklin Tax-Free Trust, hereafter collectively referred to as the
"Funds") as of February 28, 2026, the related statements of operations for the year ended February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026 including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the
Funds as of February 28, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2026 and each of the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, private placement agents, transfer agent and brokers; when replies were not received from private placement agents and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
April 17, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Tax-Free Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended February 28, 2026:
Pursuant to:
Franklin Alabama
Tax-Free Income
Fund
Franklin Arizona Tax-
Free Income Fund
Franklin Colorado
Tax-Free Income
Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $5,027,627 $21,413,513 $16,034,980
Section 163(j) Interest Dividends Earned §163(j) $97,910 $166,094 $121,098
Pursuant to:
Franklin Connecticut
Tax-Free Income
Fund
Franklin Federal
Intermediate-Term
Tax-Free Income
Fund
Franklin Federal
Limited-Term Tax-
Free Income Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $4,429,851 $64,936,650 $24,314,376
Section 163(j) Interest Dividends Earned §163(j) $40,159 $3,875,644 $215,844
Pursuant to:
Franklin Georgia Tax-
Free Income Fund
Franklin High Yield
Tax-Free Income
Fund
Franklin Louisiana
Tax-Free Income
Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $8,536,466 $207,649,964 $7,065,995
Section 163(j) Interest Dividends Earned §163(j) $81,386 $10,972,179 $81,516
Pursuant to:
Franklin Maryland
Tax-Free Income
Fund
Franklin
Massachusetts Tax-
Free Income Fund
Franklin Michigan
Tax-Free Income
Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $10,939,466 $10,465,020 $21,716,540
Section 163(j) Interest Dividends Earned §163(j) $53,135 $94,323 $265,576
Pursuant to:
Franklin Minnesota
Tax-Free Income
Fund
Franklin Missouri
Tax-Free Income
Fund
Franklin New Jersey
Tax-Free Income
Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $19,808,550 $22,424,554 $25,120,790
Section 163(j) Interest Dividends Earned §163(j) $163,661 $36,178 $383,057
Pursuant to:
Franklin North
Carolina Tax-Free
Income Fund
Franklin Ohio Tax-
Free Income Fund
Franklin Oregon Tax-
Free Income Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $17,145,944 $32,135,249 $27,922,734
Section 163(j) Interest Dividends Earned §163(j) $217,555 $200,100 $162,922
Pursuant to:
Franklin
Pennsylvania Tax-
Free Income Fund
Franklin Virginia Tax-
Free Income Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $22,965,141 $13,684,032
Section 163(j) Interest Dividends Earned §163(j) $174,539 $108,215

Franklin Tax-Free Trust

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Funds' investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

FTFT-AFSOI 04/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Tax-Free Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	April 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	April 30, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	April 30, 2026